UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 4/30/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Series
April 30, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin Strategic Series

franklintempleton.com
Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin
Strategic Series for the 12-month reporting period ended
April 30, 2024. Please read on for a detailed look at
prevailing economic and market conditions during the Funds’
reporting period and to learn how those conditions have
affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance;
• Market insights and commentaries from our portfolio
Managers; and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Strategic Series
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report

Contents
Funds’ Overview 3
Franklin Growth Opportunities Fund 4
Franklin Small Cap Growth Fund 10
Franklin Small-Mid Cap Growth Fund 17
Financial Highlights and Schedules of Investments 24
Financial Statements 54
Notes to Financial Statements 59
Report of Independent Registered
Public Accounting Firm 83
Tax Information 84
Board Members and Officers 85
Shareholder Information 90
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
Funds’ Overview
Q. What were the overall market conditions during the
Fund’s reporting period?
A. U.S. equities, as measured by the Standard & Poor’s
®
500 Index, posted a +22.66% total return for the 12-month
period ended April 30, 2024. Inflation slowed amid higher
interest rates, while the economy’s continued strength
helped drive equity gains and alleviated concerns about a
recession. Technology-related stocks in particular helped
support equity prices amid cost-cutting efforts and investor optimism that artificial intelligence (AI) would lead to strong growth opportunities, particularly for the manufacturers of
microchips that power new AI applications.
The U.S. economy was strong, posting solid gross domestic
product (GDP) annual growth in the final three quarters of
2023. However, the expansion slowed in the first quarter
of 2024 amid slower growth in consumer spending,
exports, and state and local government spending, as
well as a decline in federal government spending. Despite
a deceleration in the first quarter, consumer spending
continued to power the economy, helped by higher asset
prices and increased wages. The labor market remained
tight but showed some signs of easing. Unemployment
increased slightly while remaining low by historical
standards, and wages continued to grow, albeit at a slower
pace. Inflation generally cooled, although the Consumer
Price Index (CPI) remained at or above 3% for the period.
Improving economic conditions bolstered consumer
confidence, but sentiment remained well below pre-
pandemic levels. Higher interest rates during the 12-month
period meant elevated borrowing costs for individuals and
businesses, which dampened some economic activity,
especially in the housing market.
The U.S. Federal Reserve (Fed) shifted its monetary
policy, moving from a tightening stance early in the 12
months under review to a more neutral policy as the period
continued and inflation generally decelerated. The Fed
raised the federal funds target rate twice, ending the period at a range of 5.25%–5.50% and pushing short-term interest
rates to their highest levels in more than two decades.
However, the Fed stopped raising rates following its July
2023 meeting, signaling that the post-pandemic tightening
cycle was concluding. Nonetheless, the Fed indicated
following its April 30–May 1, 2024, meeting that it would
continue to reduce its U.S. Treasury (UST) and agency
debt and mortgage-backed security holdings. The strong
economy and persistent inflation led investors to lower their expectations for interest rates in the near future.

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Annual Report
Franklin Growth Opportunities Fund
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund seeks capital appreciation. We use
fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry. We
define quality companies as those with strong and improving
competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected
in the capital structure, gross and operating margins, free
cash flow generation and returns on capital employed. Our
valuation analysis includes a range of potential outcomes
based on an assessment of multiple scenarios. In assessing
value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to
business and financial risks.
Q. How did we respond to these changing market
conditions?
A. As active managers, we look for opportunities in areas of the market where growth is often not appreciated. Small- and mid-cap companies along with much of the broader market
have not participated in the market rally and are attractive on a relative valuation basis. During the year, we continued
to focus on high-quality, sustainable-growth franchises
that we believe are well positioned to benefit in the coming years. The Fund has a high conviction strategy focused on
investing in the leading U.S. growth companies across the
market cap spectrum. Many of our investments are poised to
benefit from multi-year secular growth themes such as digital transformation, health care innovation and generative AI.
Performance Overview
The Fund’s Class A shares posted a +33.49% cumulative
total return for the 12 months under review. In comparison,
the Fund’s narrow benchmark, the Russell 3000
®
Growth
Index, which measures the performance of those Russell
3000
®
Index companies with relatively higher price-to-book
ratios and higher forecasted growth rates, posted a +30.75%
cumulative total return.
1
The Fund’s broad benchmark, the
Standard & Poor’s
®
500 Index (S&P 500
®
), which tracks the
broad U.S. stock market, posted a +22.66% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Q. What were the leading contributors to performance?
A. The Fund saw the largest relative contributions from the
consumer discretionary and information technology (IT)
sectors. Consumer discretionary performance was driven
by a position in Wingstop, as strong restaurant traffic, digital leadership, growing brand awareness and improved supply-
chain management have all boosted profit margins for the
fast-food operator and franchiser. The IT sector was helped
by an underweight in Apple and a position in Crowdstrike
Holdings. Our limited exposure to Apple versus the
benchmark proved positive for relative returns. Decelerating
Portfolio Composition
4/30/24
% of Total
Net Assets
Software 20.8%
Semiconductors & Semiconductor Equipment 13.5%
Interactive Media & Services 8.3%
Broadline Retail 6.8%
Hotels, Restaurants & Leisure 4.5%
Health Care Providers & Services 3.5%
Life Sciences Tools & Services 3.5%
Financial Services 3.5%
Capital Markets 3.4%
Pharmaceuticals 3.3%
Health Care Equipment & Supplies 3.0%
Technology Hardware, Storage & Peripherals 2.6%
IT Services 2.4%
Ground Transportation 2.2%
Other
*
19.0%
Short-Term Investments & Other Net Assets (0.3)%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
29
.

Franklin Growth Opportunities Fund

franklintempleton.com
Annual Report
iPad and wearables sales, along with China headwinds,
have been a drag on revenue and weighed on the shares
of the tech giant. Technology stocks, in general, drove the
markets higher with the promise of AI increasing productivity for businesses across multiple sectors. The integration of AI by cybersecurity firm Crowdstrike Holdings has been positive for its business. Elsewhere, in the communication services
sector, the shares of Facebook-parent Meta Platforms were
up over the period. The company has taken to managing its
expenses aggressively and saw improved user engagement.
Q. What were the leading detractors from performance?
A. Our results versus the index were hindered primarily
by stock selection and overweighting in the financials
and real estate sectors. In the real estate sector, SBA
Communications was the biggest detractor for the period.
Slower carrier spending and a deceleration in U.S. tower
leasing weighed on the shares of the wireless tower
operator. An underweight in Alphabet was a relative detractor in the communication services sector as shares of the
company rallied to new highs, helped by its successful digital advertising business and expanded AI capabilities. Inflation pressures weighed on consumer demand for energy drink
maker Monster Beverage in the consumer staples sector.
Among the bottom five detractors was chipmaker Lattice
Semiconductor in the IT sector. Softness in the industrials
and automotive sectors, due to inflation, has been pressuring demand for its programmable chips.
Q. Were there any significant changes to the Fund
during the reporting period?
A. Over the course of the year, we have actively been
reducing exposure to many strong performing holdings in
the IT sector and redeploying that cash into opportunities
in the health care and industrials sectors. The health care
sector offers an attractive combination of exposure to multi-
year secular growth and innovation while also possessing
high-quality characteristics. The industrials sector is in
the earlier stages of its digital transformation journey and category leaders are poised to benefit over the long term.
Despite actively taking profits in the IT sector, it remains our largest sector allocation in the Fund and our outlook remains positive.
Thank you for your continued participation in Franklin Growth
Opportunities Fund. We look forward to serving your future
investment needs.
Grant Bowers
Lead Portfolio Manager
Sara Araghi, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2024, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
4/30/24
Company
Industry
% of Total
Net Assets
a aa
NVIDIA Corp. 8.4%
Semiconductors & Semiconductor Equipment
Amazon.com, Inc. 6.8%
Broadline Retail
Meta Platforms, Inc. 5.0%
Interactive Media & Services
Microsoft Corp. 4.9%
Software
Mastercard, Inc. 3.5%
Financial Services
Eli Lilly & Co. 2.6%
Pharmaceuticals
Apple, Inc. 2.6%
Technology Hardware, Storage & Peripherals
ServiceNow, Inc. 2.5%
Software
Alphabet, Inc. 2.4%
Interactive Media & Services
Chipotle Mexican Grill, Inc. 2.3%
Hotels, Restaurants & Leisure

Performance Summary as of April 30, 2024
Franklin Growth Opportunities Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +33.49% +26.14%
5-Year +73.60% +10.41%
10-Year +215.26% +11.53%
Advisor
1-Year +33.80% +33.80%
5-Year +75.83% +11.95%
10-Year +223.48% +12.46%
See page 8 for Performance Summary footnotes.

Franklin Growth Opportunities Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(4/30/14–4/30/24)
Advisor Class
(4/30/14–4/30/24)

Franklin Growth Opportunities Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance.
To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process;
however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 8/31/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Russell 3000
®
Growth Index is market capitalization weighted and measures performance of those Russell 3000
®
Index companies with relatively
higher price-to-book ratios and higher forecasted growth rates. The S&P 500
®
is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(5/1/23–4/30/24)
Share Class
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.0179 $5.7478 $5.7657
C $0.0179 $5.7478 $5.7657
R $0.0179 $5.7478 $5.7657
R6 $0.0179 $5.7478 $5.7657
Advisor $0.0179 $5.7478 $5.7657
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.94% 0.95%
Advisor 0.68% 0.69%

Your Fund’s Expenses
Franklin Growth Opportunities Fund

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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/23
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,275.30 $5.13 $1,020.35 $4.55 0.91%
C $1,000 $1,271.10 $9.37 $1,016.62 $8.32 1.66%
R $1,000 $1,274.00 $6.54 $1,019.11 $5.81 1.16%
R6 $1,000 $1,277.60 $3.26 $1,022.00 $2.89 0.58%
Advisor $1,000 $1,277.00 $3.73 $1,021.59 $3.31 0.66%

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Annual Report
Franklin Small Cap Growth Fund
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund seeks long-term capital growth. We use
fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry. We
define quality companies as those with strong and improving
competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected
in the capital structure, gross and operating margins, free
cash flow generation and returns on capital employed. Our
valuation analysis includes a range of potential outcomes
based on an assessment of multiple scenarios. In assessing
value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to
business and financial risks.
Q. How did we respond to these changing market
conditions?
A. Amid market conditions, we continue to look to increase
the quality of the portfolio and reduce duration somewhat.
Our positioning reflects a more constructive view of the long-
term backdrop than what we believe is reflected in stock
prices. Our ability to generate alpha rests with our efforts to think and act in a long-term manner while the market
often focuses and reacts to short-term issues. One of the
challenges of investing in smaller companies is business
models have not always evolved to a point where assessing
quality is easy. It often requires looking ahead several years to determine profitability and return metrics. This presents an opportunity as our long-term approach allows us to ignore
short-term noise that often causes volatility in stock prices.
In fact, to the extent that this volatility creates an attractive price disconnect, we look to take advantage to initiate or add to positions.
Performance Overview
The Fund’s Class A shares posted a +21.76% cumulative
total return for the 12 months under review. In comparison,
the Russell 2000
®
Growth Index, which measures the
performance of small-cap companies with relatively higher
price-to-book ratios and higher forecasted growth rates,
posted a +12.39% cumulative total return.
1
The Standard &
Poor’s
®
500 Index (S&P 500), which tracks the broad U.S.
stock market, posted a +22.66% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 13 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Portfolio Composition
4/30/24
% of Total
Net Assets
Software 12.2%
Biotechnology 8.1%
Hotels, Restaurants & Leisure 6.8%
Aerospace & Defense 6.3%
Semiconductors & Semiconductor Equipment 6.1%
Health Care Equipment & Supplies 5.9%
Financial Services 4.1%
Construction & Engineering 3.7%
Health Care Providers & Services 3.7%
Specialty Retail 3.1%
Food Products 2.8%
Capital Markets 2.7%
Personal Care Products 2.6%
Household Durables 2.3%
Other
*
26.5%
Short-Term Investments & Other Net Assets 3.1%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
38
.

Franklin Small Cap Growth Fund

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Annual Report
Q. What were the leading contributors to performance?
A. The Fund’s relative performance was led by the
health care sector, which benefited from a position in
Eyepoint Pharmaceuticals. The shares of the eye-focused
biopharmaceutical company soared following positive clinical data for a macular degeneration treatment. Stock selection
in the consumer discretionary sector also proved positive for relative returns. The shares of fast casual restaurant chain
Wingstop—a top contributor over the period—led the sector
higher. Strong restaurant traffic, digital leadership, growing brand awareness and improved supply-chain management
have all increased profit margins for the company. A position in Paymentus Holdings bolstered relative performance in
the financials sector. The bill payment services company
has been benefiting from higher transaction volumes and
an upbeat sales environment. Results in the information
technology (IT) sector were boosted by chipmaking
equipment company Onto Innovation, which provides the
chips needed for increasingly complex AI functioning.
Q. What were the leading detractors from performance?
A. Real estate, IT and industrials were relative detractors
at the sector level largely due to stock selection. In the
industrials sector, shares of Allegiant Travel Company
underperformed as the company faced declines in
passenger traffic. While the health care sector was a
leading contributor to relative returns, positions in cosmetic pharmaceutical company Revance Therapeutics and
biopharmaceutical company PTC Therapeutics (not held at
period-end) were among the Fund’s bottom five detractors.
Both companies struggled with delayed product launches
and drug approval setbacks, respectively. In the financials
sector, payment platform Flywire faced slowing growth and
foreign exchange headwinds, which pressured its stock.
Q. Were there any significant changes to the Fund
during the reporting period?
A. Portfolio turnover remains modest. We continued to
look to increase quality and reduce duration somewhat.
The biggest changes to the Fund over the past 12 months
were the addition of HashiCorp and NCino to the IT sector:
ZoomInfo to the communication services sector; and Alaska
Air to the industrials sector. Each of these additions were on the back of stock weakness, which is typical for our strategy.
We also increased an already existing position in Silicon
Labs (IT) in the portfolio.
In contrast, notable sales were M/I Homes in the consumer
discretionary sector; Masonite (not held at period-end) and
Univar (not held at period-end) in the industrials sector;
RayzeBio in the health care sector; and Hostess Brands
(not held at period-end) in the consumer staples sector. All but M/I homes were acquired during the period. We also
reduced our investment in Tri Pointe Homes in the consumer
discretionary sector and lessened our exposure to home-
builders in general as stock prices have rebounded from
depressed levels and now prices better reflect our estimate
of intrinsic value. Share price strength or opportunities to focus on higher conviction companies are usually what
motivate us to sell.
Looking ahead, we remain optimistic about the long-term
prospects of our investments and the opportunities for
growth in their respective markets. We believe that our
disciplined approach of investing in high-quality, durable
businesses with strong competitive advantages and
attractive valuations will continue to deliver superior risk-
adjusted returns over time. As always, we appreciate
your trust and support as we navigate this dynamic and
challenging environment.
Thank you for your continued participation in Franklin Small
Cap Growth Fund. We look forward to serving your future
investment needs.
Michael P. McCarthy, CFA
Lead Portfolio Manager
Bradley T. Carris, CFA
Portfolio Manager
Top 10 Holdings
4/30/24
Company
Industry
% of Total
Net Assets
a aa
BWX Technologies, Inc. 2.6%
Aerospace & Defense
Onto Innovation, Inc. 2.5%
Semiconductors & Semiconductor Equipment
Wingstop, Inc. 2.2%
Hotels, Restaurants & Leisure
BellRing Brands, Inc. 2.1%
Personal Care Products
AAR Corp. 2.0%
Aerospace & Defense
Arcosa, Inc. 1.9%
Construction & Engineering
Inspire Medical Systems, Inc. 1.9%
Health Care Equipment & Supplies
Vontier Corp. 1.8%
Electronic Equipment, Instruments &
Components
Liberty Energy, Inc. 1.7%
Energy Equipment & Services
Integer Holdings Corp. 1.7%
Health Care Equipment & Supplies

Franklin Small Cap Growth Fund

franklintempleton.com
Annual Report
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2024, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2024
Franklin Small Cap Growth Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +21.76% +15.06%
5-Year +38.03% +5.46%
10-Year +120.57% +7.62%
Advisor
1-Year +22.10% +22.10%
5-Year +39.85% +6.94%
10-Year +126.29% +8.51%
See page 15 for Performance Summary footnotes.

Franklin Small Cap Growth Fund
Performance Summary

franklintempleton.com
Annual Report
See page 15 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(4/30/14–4/30/24)
Advisor Class
(4/30/14–4/30/24)

Franklin Small Cap Growth Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The investment style may become out of favor, which may have a negative impact on performance. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 8/31/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Russell 2000
®
Growth Index is market capitalization weighted and measures performance of those Russell 2000
®
Index companies with relatively
higher price-to-book ratios and higher forecasted growth rates. The S&P 500
®
is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.11% 1.12%
Advisor 0.86% 0.87%

Your Fund’s Expenses
Franklin Small Cap Growth Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/23
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,286.40 $6.04 $1,019.58 $5.33 1.06%
C $1,000 $1,280.90 $10.28 $1,015.85 $9.08 1.81%
R $1,000 $1,284.90 $7.46 $1,018.34 $6.59 1.31%
R6 $1,000 $1,288.90 $3.72 $1,021.61 $3.28 0.65%
Advisor $1,000 $1,288.10 $4.62 $1,020.82 $4.08 0.81%

franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth Fund
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund seeks long-term capital growth. We use
fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry. We
define quality companies as those with strong and improving
competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected
in the capital structure, gross and operating margins, free
cash flow generation and returns on capital employed. Our
valuation analysis includes a range of potential outcomes
based on an assessment of multiple scenarios. In assessing
value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to
business and financial risks.
Q. How did we respond to these changing market
conditions?
A. Equity market volatility is inevitable. We patiently wait for markets to excessively punish or reward stocks relative to
our view of fair value and then invest/divest opportunistically.
We focus on companies growing faster than their peers;
have superior profitability and cash flow; and have the
ability to improve/scale up in the foreseeable future. We
are patient, long-term growth investors. Through rigorous
due diligence our analysts identify critical secular themes/
trends in each market sector. We then seek to identify the
companies driving or benefiting from these trends and
having a sustainable position/competitive advantage.
Performance Overview
The Fund’s Class A shares posted a +18.39% cumulative
total return for the 12 months under review. In comparison,
the Russell Midcap
®
Growth Index, which measures the
performance of those Russell Midcap
®
Index companies with
relatively higher price-to-book ratios and higher forecasted growth rates, posted a +20.70% cumulative total return.
1
Also in comparison, the Standard & Poor’s
®
500 Index (S&P
500), which tracks the broad U.S. stock market, posted a
+22.66% cumulative total return.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 20 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Q. What were the leading contributors to performance?
A. What benefited the Fund most over the period was stock
selection in the information technology (IT) sector, which was boosted by our holdings in cloud networking company Arista
Networks (not held at period-end) and cybersecurity firm
Crowdstrike Holdings. Technology stocks, in general, drove
the markets higher with the promise of artificial intelligence
(AI) increasing productivity for businesses across multiple
sectors. The integration of AI by these two companies has
been good for their respective businesses. Strong stock
selection in the consumer staples and industrials sectors
further enhanced relative returns. Trane Technologies was
Portfolio Composition
4/30/24
% of Total
Net Assets
Software 12.6%
Capital Markets 7.9%
Hotels, Restaurants & Leisure 6.0%
Life Sciences Tools & Services 5.8%
IT Services 5.1%
Health Care Equipment & Supplies 5.0%
Specialty Retail 4.8%
Professional Services 4.8%
Semiconductors & Semiconductor Equipment 4.1%
Aerospace & Defense 3.3%
Building Products 2.5%
Oil, Gas & Consumable Fuels 2.5%
Interactive Media & Services 2.1%
Biotechnology 2.1%
Other
*
28.9%
Short-Term Investments & Other Net Assets 2.5%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
49
.

Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Annual Report
a leading contributor in the industrials sector. The company provides heating, ventilation and air conditioning (HVAC)
solutions to commercial and residential markets. Strength
in sales, orders and backlog have been tailwinds for the
company. Among standalone contributors was Wingstop
in the consumer discretionary sector. Digital leadership,
growing brand awareness and improved supply-chain
management have been helping to drive earnings upside for
the fast casual restaurant chain.
Q. What were the leading detractors from performance?
A. Real estate, health care and consumer discretionary
were leading sector detractors over the period. SBA
Communications was a drag on real estate sector
performance as slower carrier spending and a deceleration
in U.S. tower leasing weighed on the shares of wireless
tower operator. In the health care sector, medical device
manufacturer Penumbra had a dampening effect on results.
The medical device manufacturer faced several headwinds,
including delays on the launch of its neurovascular
thrombectomy system; inventory reductions in advance
of anticipated regulatory changes; and management
discontinuing the sale of some unprofitable embolization
products in markets outside the U.S. A deteriorating macro
environment in China and continued caution among
biopharma customers had a negative impact on several
life science tools companies, including our investment in
10x Genomics, which also detracted in the health care
sector. A position in Albemarle in the materials sector was
the biggest individual detractor over the period. The shares of the chemical manufacturer were pressured by a drop in
lithium prices due to low demand and high supply. Albemarle
is a global leader in the production of lithium, which is a key ingredient of electric car batteries.
Q. Were there any significant changes to the Fund
during the reporting period?
A. Over the period, we added two new names via initial
public offerings of CG Oncology in the health care sector and
Astera Labs (not held at period-end) in the IT sector. We also added Karuna Therapeutics (not held at period-end) to the
health care sector, which received an acquisition offer from
Bristol-Myers Squibb shortly after, boosting its stock price.
In terms of notable weighting changes, our industrial sector exposure significantly increased due to performance. It is
the one sector where we had net additions to the number
of positions—Axon Enterprise, Xylem, United Rentals and
Verisk Analytics—in a significant upgrade to quality. Our
weighting was also up in the financials sector where we
opened new positions in Block, Blue Owl Capital and Arthur
J. Gallagher & Co., and increased weightings in Aerius
International (not held at period-end), LPL Financial Holdings and Nasdaq. Exposure to the communication services
sector grew as we initiated a position in The New York Times
Company and increased existing allocations to Pinterest
and Roblox. Both our consumer staples and IT sectors
weightings increased due to performance.
Our desire to further concentrate the portfolio into fewer,
high-conviction growth stocks led to a meaningful reduction
in the consumer discretionary sector as many stocks had
done quite well in the face of a looming recession. We exited
Levi Strauss & Co., Chipotle Mexican Grill, Vail Resorts,
AutoZone and Petco Health and Wellness Company. Merger
and acquisition activity decreased our exposure to the
health care sector. Elsewhere, weightings in the remaining
energy, materials and real estate sector stayed the same or
decreased slightly.
Thank you for your continued participation in Franklin Small-
Mid Cap Growth Fund. We look forward to serving your
future investment needs.
John P. Scandalios, CFA
Lead Portfolio Manager
Michael McCarthy, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2024, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
Top 10 Holdings
4/30/24
Company
Industry
% of Total
Net Assets
a aa
Trane Technologies plc 2.5%
Building Products
Dexcom, Inc. 2.3%
Health Care Equipment & Supplies
Ares Management Corp. 2.1%
Capital Markets
Crowdstrike Holdings, Inc. 2.1%
Software
Agilent Technologies, Inc. 1.9%
Life Sciences Tools & Services
Axon Enterprise, Inc. 1.9%
Aerospace & Defense
Paychex, Inc. 1.8%
Professional Services
Gartner, Inc. 1.8%
IT Services
Verisk Analytics, Inc. 1.7%
Professional Services
Fastenal Co. 1.7%
Trading Companies & Distributors

Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Annual Report
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2024
Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +18.39% +11.88%
5-Year +51.93% +7.50%
10-Year +146.99% +8.85%
Advisor
1-Year +18.68% +18.68%
5-Year +53.87% +9.00%
10-Year +153.24% +9.74%
See page 22 for Performance Summary footnotes.

Franklin Small-Mid Cap Growth Fund
Performance Summary

franklintempleton.com
Annual Report
See page 22 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(4/30/14–4/30/24)
Advisor Class
(4/30/14–4/30/24)

Franklin Small-Mid Cap Growth Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance.
Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 8/31/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Russell Midcap
®
Growth Index is market capitalization weighted and measures performance of those Russell Midcap
®
Index companies with relative-
ly higher price-to-book ratios and higher forecasted growth rates. The S&P 500
®
is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.90% 0.92%
Advisor 0.65% 0.67%

Your Fund’s Expenses
Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/23
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,228.00 $4.71 $1,020.63 $4.28 0.85%
C $1,000 $1,222.90 $8.85 $1,016.90 $8.03 1.60%
R $1,000 $1,226.20 $6.09 $1,019.39 $5.53 1.10%
R6 $1,000 $1,230.20 $2.73 $1,022.42 $2.48 0.49%
Advisor $1,000 $1,229.40 $3.34 $1,021.87 $3.03 0.60%

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a
Year Ended April 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $39.15 $43.14 $56.25 $39.60 $39.57
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.20) (0.12) (0.28) (0.26) (0.14)
Net realized and unrealized gains (losses) ........... 12.81 (2.19) (7.76) 20.03 3.59
Total from investment operations .................... 12.61 (2.31) (8.04) 19.77 3.45
Less distributions from:
Net realized gains ............................. (5.77) (1.68) (5.07) (3.12) (3.42)
Net asset value, end of year ....................... $45.99 $39.15 $43.14 $56.25 $39.60
Total return
c
................................... 33.49% (4.98)% (16.57)% 50.64% 8.90%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.91% 0.95% 0.90% 0.91% 0.95%
Expenses net of waiver and payments by affiliates
d
...... 0.91%
e
0.94% 0.89% 0.91%
e
0.95%
e
Net investment (loss) ............................ (0.45)% (0.30)% (0.49)% (0.51)% (0.35)%
Supplemental data
Net assets, end of year (000’s) ..................... $3,453,647 $2,765,017 $3,215,834 $4,203,693 $2,883,392
Portfolio turnover rate ............................ 27.49% 16.52%
f
17.20% 17.54% 19.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a
Year Ended April 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.86 $32.55 $43.87 $31.61 $32.47
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.38) (0.30) (0.54) (0.50) (0.35)
Net realized and unrealized gains (losses) ........... 9.28 (1.71) (5.71) 15.88 2.91
Total from investment operations .................... 8.90 (2.01) (6.25) 15.38 2.56
Less distributions from:
Net realized gains ............................. (5.77) (1.68) (5.07) (3.12) (3.42)
Net asset value, end of year ....................... $31.99 $28.86 $32.55 $43.87 $31.61
Total return
c
................................... 32.52% (5.69)% (17.20)% 49.47% 8.10%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.66% 1.70% 1.65% 1.66% 1.70%
Expenses net of waiver and payments by affiliates
d
...... 1.66%
e
1.69% 1.64% 1.66%
e
1.70%
e
Net investment (loss) ............................ (1.18)% (1.05)% (1.23)% (1.26)% (1.10)%
Supplemental data
Net assets, end of year (000’s) ..................... $87,686 $119,070 $158,895 $278,804 $216,757
Portfolio turnover rate ............................ 27.49% 16.52%
f
17.20% 17.54% 19.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a
Year Ended April 30,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $36.13 $40.06 $52.69 $37.32 $37.57
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.29) (0.20) (0.39) (0.36) (0.22)
Net realized and unrealized gains (losses) ........... 11.78 (2.05) (7.17) 18.85 3.39
Total from investment operations .................... 11.49 (2.25) (7.56) 18.49 3.17
Less distributions from:
Net realized gains ............................. (5.77) (1.68) (5.07) (3.12) (3.42)
Net asset value, end of year ....................... $41.85 $36.13 $40.06 $52.69 $37.32
Total return .................................... 33.18% (5.21)% (16.79)% 50.26% 8.64%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.16% 1.20% 1.15% 1.15% 1.20%
Expenses net of waiver and payments by affiliates
c
...... 1.16%
d
1.19% 1.14% 1.15%
d
1.20%
d
Net investment (loss) ............................ (0.70)% (0.55)% (0.73)% (0.75)% (0.60)%
Supplemental data
Net assets, end of year (000’s) ..................... $28,933 $22,664 $27,009 $40,396 $31,060
Portfolio turnover rate ............................ 27.49% 16.52%
e
17.20% 17.54% 19.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a
Year Ended April 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $44.87 $48.98 $63.06 $43.97 $43.42
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.05) 0.02 (0.10) (0.10) 0.01
Net realized and unrealized gains (losses) ........... 14.77 (2.45) (8.91) 22.31 3.96
Total from investment operations .................... 14.72 (2.43) (9.01) 22.21 3.97
Less distributions from:
Net realized gains ............................. (5.77) (1.68) (5.07) (3.12) (3.42)
Net asset value, end of year ....................... $53.82 $44.87 $48.98 $63.06 $43.97
Total return .................................... 33.94% (4.62)% (16.32)% 51.13% 9.34%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.59% 0.57% 0.57% 0.59%
Expenses net of waiver and payments by affiliates
c
...... 0.58%
d
0.58% 0.57%
d
0.57%
d
0.59%
d
Net investment income (loss) ...................... (0.11)% 0.05% (0.16)% (0.17)% 0.01%
Supplemental data
Net assets, end of year (000’s) ..................... $375,777 $449,119 $461,475 $563,918 $383,208
Portfolio turnover rate ............................ 27.49% 16.52%
e
17.20% 17.54% 19.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a
Year Ended April 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $43.96 $48.07 $62.01 $43.31 $42.87
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.10) (0.02) (0.15) (0.14) (0.04)
Net realized and unrealized gains (losses) ........... 14.45 (2.41) (8.72) 21.96 3.90
Total from investment operations .................... 14.35 (2.43) (8.87) 21.82 3.86
Less distributions from:
Net realized gains ............................. (5.77) (1.68) (5.07) (3.12) (3.42)
Net asset value, end of year ....................... $52.54 $43.96 $48.07 $62.01 $43.31
Total return .................................... 33.80% (4.71)% (16.37)% 51.01% 9.20%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.69% 0.65% 0.66% 0.70%
Expenses net of waiver and payments by affiliates
c
...... 0.66%
d
0.68% 0.64% 0.66%
d
0.70%
d
Net investment (loss) ............................ (0.19)% (0.05)% (0.24)% (0.26)% (0.10)%
Supplemental data
Net assets, end of year (000’s) ..................... $291,914 $325,234 $636,524 $643,449 $467,727
Portfolio turnover rate ............................ 27.49% 16.52%
e
17.20% 17.54% 19.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Strategic Series
Schedule of Investments, April 30, 2024
Franklin Growth Opportunities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.2%
Aerospace & Defense 1.9%
a
Axon Enterprise, Inc. ................................... United States 218,188 $ 68,436,848
a,b,c
Space Exploration Technologies Corp. , A .................... United States 142,857 13,857,129
82,293,977
Automobiles 0.3%
a
Tesla, Inc. ........................................... United States 71,234 13,055,768
Beverages 1.3%
a
Celsius Holdings, Inc. .................................. United States 169,209 12,059,526
a
Monster Beverage Corp. ................................ United States 788,616 42,151,525
54,211,051
Biotechnology 0.4%
a
Vaxcyte, Inc. ......................................... United States 289,663 17,539,095
Broadline Retail 6.8%
a
Amazon.com, Inc. ..................................... United States 1,657,897 290,131,975
Building Products 1.3%
Trane Technologies plc ................................. United States 169,034 53,641,250
Capital Markets 3.4%
Ares Management Corp. , A .............................. United States 528,051 70,278,307
MSCI, Inc. , A ......................................... United States 68,034 31,689,557
S&P Global, Inc. ...................................... United States 105,629 43,923,707
145,891,571
Chemicals 1.6%
Linde plc ............................................ United States 156,596 69,052,572
Commercial Services & Supplies 1.6%
a,b,c
Celonis SE .......................................... Germany 4,619 1,325,257
a,b,c
Celonis SE , D ........................................ Germany 25,571 7,336,684
Republic Services, Inc. , A ............................... United States 298,735 57,267,499
65,929,440
Construction Materials 0.8%
Martin Marietta Materials, Inc. ............................ United States 57,275 33,624,434
Electrical Equipment 0.3%
Eaton Corp. plc ....................................... United States 35,992 11,454,814
Entertainment 1.5%
a
Netflix, Inc. .......................................... United States 62,005 34,142,433
a
ROBLOX Corp. , A ..................................... United States 805,883 28,657,200
62,799,633
Financial Services 3.5%
Mastercard, Inc. , A .................................... United States 325,369 146,806,493
Food Products 1.2%
a
Freshpet, Inc. ........................................ United States 243,126 25,788,375
Lamb Weston Holdings, Inc. ............................. United States 317,259 26,440,365
52,228,740
Ground Transportation 2.2%
a
Uber Technologies, Inc. ................................. United States 1,121,067 74,293,110
Union Pacific Corp. .................................... United States 84,597 20,063,025
94,356,135
Health Care Equipment & Supplies 3.0%
a
Dexcom, Inc. ......................................... United States 261,050 33,255,160

Franklin Strategic Series
Schedule of Investments
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
IDEXX Laboratories, Inc. ................................ United States 71,447 $ 35,206,224
a
Intuitive Surgical, Inc. .................................. United States 156,165 57,877,872
126,339,256
Health Care Providers & Services 3.0%
McKesson Corp. ...................................... United States 93,222 50,079,790
UnitedHealth Group, Inc. ................................ United States 161,477 78,106,425
128,186,215
Hotels, Restaurants & Leisure 4.5%
a
Chipotle Mexican Grill, Inc. , A ............................ United States 30,851 97,476,820
a
DoorDash, Inc. , A ..................................... United States 163,401 21,121,213
Wingstop, Inc. ........................................ United States 182,908 70,381,169
188,979,202
Interactive Media & Services 8.3%
a
Alphabet, Inc. , C ...................................... United States 621,619 102,343,352
Meta Platforms, Inc. , A ................................. United States 488,509 210,141,917
a
Pinterest, Inc. , A ...................................... United States 1,207,074 40,376,625
352,861,894
IT Services 2.4%
a,b,c
Canva, Inc. , A ........................................ Australia 3,094 3,300,249
a,b,c
Canva, Inc. , B ........................................ Australia 11,829 12,617,534
a
Gartner, Inc. ......................................... United States 132,002 54,462,705
a
MongoDB, Inc. , A ..................................... United States 91,198 33,303,686
103,684,174
Leisure Products 1.8%
a,b,c
Fanatics Holdings, Inc. ................................. United States 1,029,939 75,342,166
Life Sciences Tools & Services 3.5%
Danaher Corp. ....................................... United States 234,799 57,906,129
Thermo Fisher Scientific, Inc. ............................ United States 64,705 36,799,028
West Pharmaceutical Services, Inc. ........................ United States 146,933 52,525,609
147,230,766
Personal Care Products 1.5%
a
BellRing Brands, Inc. ................................... United States 671,117 37,025,525
a,d
Oddity Tech Ltd. , A .................................... Israel 180,449 5,871,810
a
Oddity Tech Ltd. , A .................................... Israel 580,952 18,904,178
61,801,513
Pharmaceuticals 3.3%
AstraZeneca plc , ADR .................................. United Kingdom 345,357 26,205,689
Eli Lilly & Co. ........................................ United States 142,887 111,609,036
137,814,725
Professional Services 1.9%
TransUnion .......................................... United States 603,718 44,071,414
Verisk Analytics, Inc. , A ................................. United States 168,999 36,835,022
80,906,436
Real Estate Management & Development 0.9%
a
CoStar Group, Inc. .................................... United States 409,637 37,494,075
Semiconductors & Semiconductor Equipment 13.5%
Analog Devices, Inc. ................................... United States 170,129 34,129,579
a
ARM Holdings plc , ADR ................................ United States 151,757 15,359,326

Franklin Strategic Series
Schedule of Investments
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
ASML Holding NV , ADR ................................ Netherlands 35,198 $ 30,709,199
a
Lattice Semiconductor Corp. ............................. United States 581,285 39,876,151
Monolithic Power Systems, Inc. ........................... United States 143,115 95,791,163
NVIDIA Corp. ........................................ United States 410,029 354,273,256
570,138,674
Software 19.4%
a
Adobe, Inc. .......................................... United States 88,816 41,106,709
a
BILL Holdings, Inc. .................................... United States 169,882 10,593,842
a,b,c
ClearMotion, Inc. ...................................... United States 6,309,366 651,101
a
Confluent, Inc. , A ...................................... United States 299,634 8,425,708
a
Crowdstrike Holdings, Inc. , A ............................. United States 199,825 58,456,805
a
Datadog, Inc. , A ...................................... United States 105,681 13,262,966
a
Fair Isaac Corp. ...................................... United States 43,192 48,950,789
a
HubSpot, Inc. ........................................ United States 52,613 31,824,025
Intuit, Inc. ........................................... United States 84,265 52,717,869
Microsoft Corp. ....................................... United States 538,088 209,493,801
a
Monday.com Ltd. ...................................... United States 110,435 20,908,659
Oracle Corp. ......................................... United States 299,904 34,114,080
Roper Technologies, Inc. ................................ United States 90,216 46,141,875
Salesforce, Inc. ....................................... United States 75,620 20,337,243
a
ServiceNow, Inc. ...................................... United States 150,982 104,680,350
a
Synopsys, Inc. ....................................... United States 116,156 61,631,212
a
Tyler Technologies, Inc. ................................. United States 75,967 35,062,569
a
Workday, Inc. , A ...................................... United States 100,268 24,538,588
822,898,191
Specialty Retail 0.5%
a
AutoZone, Inc. ....................................... United States 7,878 23,290,519
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc. .......................................... United States 652,137 111,078,495
Total Common Stocks (Cost $ 1,726,114,861 ) ....................................
4,161,063,249
Convertible Preferred Stocks 1.1%
Software 1.1%
a,b,c
Databricks, Inc. , G .................................... United States 338,280 25,436,387
a,b,c
Lacework, Inc. , D ..................................... United States 810,440 11,960,504
a,b,c
OneTrust LLC , C ...................................... United States 517,056 7,810,459
45,207,350
Total Convertible Preferred Stocks (Cost $ 50,470,099 ) ...........................
45,207,350
Preferred Stocks 1.0%
Commercial Services & Supplies 0.2%
a,b,c
Optoro, Inc. , E ....................................... United States 556,026 9,017,603
a
Health Care Providers & Services 0.5%
a,b,c
Tempus Labs, Inc. , F ................................... United States 504,854 16,292,837
a,b,c
Tempus Labs, Inc. , G .................................. United States 126,131 4,070,547
20,363,384
Software 0.3%
a,b,c
ClearMotion, Inc. , A-3 .................................. United States 417,667 57,322
a,b,c
ClearMotion, Inc. , A-4 .................................. United States 2,606,463 331,738
a,b,c
Talkdesk, Inc. , C ...................................... United States 1,753,060 8,571,187

Franklin Strategic Series
Schedule of Investments
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Software (continued)
a,b,c
Tanium, Inc. , G ....................................... United States 805,800 $ 6,576,739
15,536,986
Total Preferred Stocks (Cost $ 44,049,689 ) ......................................
44,917,973
Escrows and Litigation Trusts 0.0%
a,b
Wheels Up Experience, Inc., Escrow Account ................ United States 10,278 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 1,820,634,649 ) .............................
4,251,188,572
a
Short Term Investments 0.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 5,778,248 5,778,248
Total Money Market Funds (Cost $ 5,778,248 ) ...................................
5,778,248
g
Investments from Cash Collateral Received for
Loaned Securities 0.6%
Money Market Funds 0.6%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 24,049,725 24,049,725
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 24,049,725 ) ...........................................................
24,049,725
Total Short Term Investments (Cost $ 29,827,973 ) ................................
29,827,973
a
Total Investments (Cost $ 1,850,462,622 ) 101.0% ................................
$4,281,016,545
Other Assets, less Liabilities (1.0) % ...........................................
(43,059,478)
Net Assets 100.0% ...........................................................
$4,237,957,067
a a a
See Abbreviations on page 82 .
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
A portion or all of the security is on loan at April 30, 2024. See Note 1(c).
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a
Year Ended April 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.19 $17.78 $30.08 $18.85 $21.46
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.09) (0.09) (0.14) (0.18) (0.11)
Net realized and unrealized gains (losses) ........... 3.83 (0.40) (7.89) 14.24 (1.07)
Total from investment operations .................... 3.74 (0.49) (8.03) 14.06 (1.18)
Less distributions from:
Net realized gains ............................. — (0.10) (4.27) (2.83) (1.43)
Net asset value, end of year ....................... $20.93 $17.19 $17.78 $30.08 $18.85
Total return
c
................................... 21.76% (2.73)% (29.53)% 76.43% (6.25)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.08% 1.11% 1.03% 1.03% 1.07%
Expenses net of waiver and payments by affiliates
d
...... 1.07% 1.10% 1.03%
e
1.02% 1.06%
Net investment (loss) ............................ (0.48)% (0.54)% (0.54)% (0.69)% (0.51)%
Supplemental data
Net assets, end of year (000’s) ..................... $881,445 $763,871 $860,536 $1,244,591 $686,791
Portfolio turnover rate ............................ 15.99% 16.86% 30.88% 47.80% 35.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a
Year Ended April 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.84 $12.37 $22.57 $14.69 $17.15
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.16) (0.15) (0.25) (0.29) (0.21)
Net realized and unrealized gains (losses) ........... 2.64 (0.28) (5.68) 11.00 (0.82)
Total from investment operations .................... 2.48 (0.43) (5.93) 10.71 (1.03)
Less distributions from:
Net realized gains ............................. — (0.10) (4.27) (2.83) (1.43)
Net asset value, end of year ....................... $14.32 $11.84 $12.37 $22.57 $14.69
Total return
c
................................... 20.95% (3.44)% (30.07)% 75.13% (6.97)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.83% 1.86% 1.78% 1.78% 1.82%
Expenses net of waiver and payments by affiliates
d
...... 1.82% 1.84% 1.78%
e
1.77% 1.81%
Net investment (loss) ............................ (1.23)% (1.28)% (1.31)% (1.43)% (1.26)%
Supplemental data
Net assets, end of year (000’s) ..................... $22,351 $20,551 $32,755 $86,394 $66,269
Portfolio turnover rate ............................ 15.99% 16.86% 30.88% 47.80% 35.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
a
Year Ended April 30,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.52 $16.10 $27.76 $17.58 $20.15
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.12) (0.12) (0.19) (0.23) (0.15)
Net realized and unrealized gains (losses) ........... 3.45 (0.36) (7.20) 13.24 (0.99)
Total from investment operations .................... 3.33 (0.48) (7.39) 13.01 (1.14)
Less distributions from:
Net realized gains ............................. — (0.10) (4.27) (2.83) (1.43)
Net asset value, end of year ....................... $18.85 $15.52 $16.10 $27.76 $17.58
Total return .................................... 21.46% (2.95)% (29.71)% 75.96% (6.47)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.33% 1.36% 1.28% 1.28% 1.32%
Expenses net of waiver and payments by affiliates
c
...... 1.32% 1.35% 1.28%
d
1.27% 1.31%
Net investment (loss) ............................ (0.73)% (0.79)% (0.79)% (0.93)% (0.76)%
Supplemental data
Net assets, end of year (000’s) ..................... $39,963 $39,777 $50,324 $79,314 $54,369
Portfolio turnover rate ............................ 15.99% 16.86% 30.88% 47.80% 35.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
a
Year Ended April 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.15 $20.73 $34.14 $21.07 $23.73
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.02) (0.02) (0.04) (0.09) (0.02)
Net realized and unrealized gains (losses) ........... 4.50 (0.46) (9.10) 15.99 (1.21)
Total from investment operations .................... 4.48 (0.48) (9.14) 15.90 (1.23)
Less distributions from:
Net realized gains ............................. — (0.10) (4.27) (2.83) (1.43)
Net asset value, end of year ....................... $24.63 $20.15 $20.73 $34.14 $21.07
Total return .................................... 22.23% (2.29)% (29.26)% 77.13% (5.86)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.67% 0.68% 0.65% 0.65% 0.67%
Expenses net of waiver and payments by affiliates
c
...... 0.66% 0.66% 0.64% 0.64% 0.64%
Net investment (loss) ............................ (0.07)% (0.10)% (0.15)% (0.31)% (0.09)%
Supplemental data
Net assets, end of year (000’s) ..................... $1,458,516 $1,345,064 $1,529,170 $2,149,795 $1,136,759
Portfolio turnover rate ............................ 15.99% 16.86% 30.88% 47.80% 35.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
a
Year Ended April 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.59 $20.19 $33.43 $20.70 $23.37
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.05) (0.05) (0.08) (0.13) (0.06)
Net realized and unrealized gains (losses) ........... 4.37 (0.45) (8.89) 15.69 (1.18)
Total from investment operations .................... 4.32 (0.50) (8.97) 15.56 (1.24)
Less distributions from:
Net realized gains ............................. — (0.10) (4.27) (2.83) (1.43)
Net asset value, end of year ....................... $23.91 $19.59 $20.19 $33.43 $20.70
Total return .................................... 22.10% (2.50)% (29.34)% 76.86% (5.99)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.86% 0.78% 0.78% 0.82%
Expenses net of waiver and payments by affiliates
c
...... 0.82% 0.85% 0.77% 0.77% 0.81%
Net investment (loss) ............................ (0.23)% (0.29)% (0.29)% (0.44)% (0.26)%
Supplemental data
Net assets, end of year (000’s) ..................... $390,099 $341,973 $433,191 $739,985 $428,155
Portfolio turnover rate ............................ 15.99% 16.86% 30.88% 47.80% 35.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, April 30, 2024
Franklin Small Cap Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.8%
Aerospace & Defense 6.3%
a
AAR Corp. .......................................... United States 791,900 $ 54,751,966
a
Axon Enterprise, Inc. ................................... United States 27,200 8,531,552
BWX Technologies, Inc. ................................ United States 759,400 72,727,738
a
Kratos Defense & Security Solutions, Inc. ................... United States 1,797,664 32,034,372
a
Loar Holdings, Inc. .................................... United States 137,200 7,178,304
175,223,932
Banks 1.3%
Pinnacle Financial Partners, Inc. .......................... United States 316,904 24,306,537
Western Alliance Bancorp ............................... United States 206,500 11,735,395
36,041,932
Biotechnology 8.1%
a,b
Acumen Pharmaceuticals, Inc. ........................... United States 1,200,300 3,864,966
a
Apogee Therapeutics, Inc. ............................... United States 389,700 19,601,910
a
Ascendis Pharma A/S , ADR ............................. Denmark 217,200 30,069,168
a,b
CG oncology, Inc. ..................................... United States 197,800 7,949,582
a
Cullinan Therapeutics, Inc. .............................. United States 799,700 21,599,897
a
Cytokinetics, Inc. ...................................... United States 150,200 9,210,264
a
Day One Biopharmaceuticals, Inc. ......................... United States 1,172,622 20,051,836
a
Dyne Therapeutics, Inc. ................................ United States 608,200 15,393,542
a
Heron Therapeutics, Inc. ................................ United States 1,797,608 4,170,451
a
Insmed, Inc. ......................................... United States 894,000 22,099,680
a
Kura Oncology, Inc. .................................... United States 686,100 13,461,282
a,b
Kyverna Therapeutics, Inc. .............................. United States 224,100 3,392,874
a
Merus NV ........................................... Netherlands 509,900 22,899,609
a
Syndax Pharmaceuticals, Inc. ............................ United States 572,400 12,094,812
a
Twist Bioscience Corp. ................................. United States 119,862 3,743,290
a
Vaxcyte, Inc. ......................................... United States 262,100 15,870,155
225,473,318
Capital Markets 2.7%
Bridge Investment Group Holdings, Inc. , A ................... United States 1,401,600 9,222,528
Evercore, Inc. , A ...................................... United States 169,000 30,673,500
Houlihan Lokey, Inc. , A ................................. United States 282,300 35,990,427
75,886,455
Communications Equipment 0.6%
a
Viavi Solutions, Inc. .................................... United States 2,169,300 17,137,470
Construction & Engineering 3.7%
Arcosa, Inc. ......................................... United States 685,200 52,088,904
a
Centuri Holdings, Inc. .................................. United States 471,000 11,657,250
Granite Construction, Inc. ............................... United States 731,143 40,578,437
104,324,591
Consumer Staples Distribution & Retail 0.5%
a
Performance Food Group Co. ............................ United States 202,400 13,738,912
Diversified Consumer Services 0.4%
a
Nerdy, Inc. .......................................... United States 3,825,800 9,908,822
Electronic Equipment, Instruments & Components 1.8%
Vontier Corp. ......................................... United States 1,214,700 49,353,261
Energy Equipment & Services 1.7%
Liberty Energy, Inc. , A .................................. United States 2,215,100 48,732,200

Franklin Strategic Series
Schedule of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 4.1%
a
Flywire Corp. ........................................ United States 1,580,210 $ 32,394,305
a
Paymentus Holdings, Inc. , A ............................. United States 1,964,700 40,099,527
a
Repay Holdings Corp. , A ................................ United States 1,395,637 14,193,628
a
Shift4 Payments, Inc. , A ................................ United States 472,200 27,321,492
114,008,952
Food Products 2.8%
a
Freshpet, Inc. ........................................ United States 414,800 43,997,836
a
Simply Good Foods Co. (The) ............................ United States 949,200 34,598,340
78,596,176
Health Care Equipment & Supplies 5.9%
a
Haemonetics Corp. .................................... United States 485,600 44,650,920
a
Inari Medical, Inc. ..................................... United States 184,700 6,896,698
a
Inspire Medical Systems, Inc. ............................ United States 214,744 51,895,035
a
Integer Holdings Corp. ................................. United States 434,900 48,547,887
a
Neogen Corp. ........................................ United States 623,432 7,686,916
a
Pulmonx Corp. ....................................... United States 647,016 4,923,792
164,601,248
Health Care Providers & Services 3.7%
a
HealthEquity, Inc. ..................................... United States 563,116 44,435,483
a
Hims & Hers Health, Inc. ................................ United States 1,606,947 20,135,046
a
NeoGenomics, Inc. .................................... United States 1,270,400 17,683,968
a
Privia Health Group, Inc. ................................ United States 1,195,900 22,004,560
104,259,057
Health Care Technology 1.7%
a
Certara, Inc. ......................................... United States 1,274,100 21,799,851
a
Phreesia, Inc. ........................................ United States 1,302,582 27,015,551
48,815,402
Hotel & Resort REITs 0.6%
Pebblebrook Hotel Trust ................................ United States 1,174,800 17,069,844
Hotels, Restaurants & Leisure 6.8%
a
Cava Group, Inc. ...................................... United States 383,400 27,581,796
a
Portillo's, Inc. , A ...................................... United States 1,188,100 14,566,106
Red Rock Resorts, Inc. , A ............................... United States 913,900 48,546,368
Texas Roadhouse, Inc. , A ............................... United States 249,500 40,114,610
Wingstop, Inc. ........................................ United States 156,813 60,340,074
191,148,954
Household Durables 2.3%
a
M/I Homes, Inc. ....................................... United States 194,646 22,621,758
a
Sonos, Inc. .......................................... United States 1,144,600 19,343,740
a
Tri Pointe Homes, Inc. .................................. United States 591,900 21,811,515
63,777,013
Industrial REITs 0.9%
Rexford Industrial Realty, Inc. ............................ United States 588,400 25,189,404
Interactive Media & Services 1.2%
a
ZoomInfo Technologies, Inc. , A ........................... United States 2,056,800 32,620,848
IT Services 0.4%
a
BigCommerce Holdings, Inc. , 1 ........................... United States 1,758,800 9,954,808

Franklin Strategic Series
Schedule of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services 0.2%
a
CryoPort, Inc. ........................................ United States 330,300 $ 5,347,557
Machinery 2.0%
Kennametal, Inc. ...................................... United States 920,700 21,664,071
a
RBC Bearings, Inc. .................................... United States 141,700 34,652,735
56,316,806
Media 1.3%
New York Times Co. (The) , A ............................. United States 839,056 36,104,580
Oil, Gas & Consumable Fuels 1.6%
Matador Resources Co. ................................ United States 719,000 44,793,700
Passenger Airlines 1.9%
a
Alaska Air Group, Inc. .................................. United States 568,600 24,461,172
Allegiant Travel Co. .................................... United States 547,948 29,896,043
54,357,215
Personal Care Products 2.6%
a
BellRing Brands, Inc. ................................... United States 1,077,900 59,467,743
a,b
Oddity Tech Ltd. , A .................................... Israel 424,200 13,803,468
73,271,211
Pharmaceuticals 2.3%
a
EyePoint Pharmaceuticals, Inc. ........................... United States 1,192,700 20,991,520
a
Intra-Cellular Therapies, Inc. ............................. United States 339,400 24,372,314
a
Pliant Therapeutics, Inc. ................................ United States 521,100 6,159,402
a
Revance Therapeutics, Inc. .............................. United States 1,536,492 5,546,736
a
Structure Therapeutics, Inc. , ADR ......................... United States 157,200 6,199,968
63,269,940
Professional Services 2.2%
a
Legalzoom.com, Inc. ................................... United States 2,680,980 32,037,711
a
Paycor HCM, Inc. ..................................... United States 1,616,200 28,073,394
60,111,105
Semiconductors & Semiconductor Equipment 6.1%
a
Lattice Semiconductor Corp. ............................. United States 677,800 46,497,080
a
Onto Innovation, Inc. ................................... United States 380,909 70,654,810
a
Silicon Laboratories, Inc. ................................ United States 186,900 22,706,481
a
SiTime Corp. ......................................... United States 346,912 30,916,798
170,775,169
Software 10.7%
a
Alkami Technology, Inc. ................................. United States 621,750 14,965,523
a
AvePoint, Inc. ........................................ United States 1,037,300 8,059,821
a,c,d
ClearMotion, Inc. ...................................... United States 3,698,772 381,698
a
CS Disco, Inc. ........................................ United States 1,667,313 12,588,213
a
Envestnet, Inc. ....................................... United States 289,622 17,976,838
a
Freshworks, Inc. , A .................................... United States 1,990,100 35,523,285
a
Gitlab, Inc. , A ........................................ United States 829,800 43,539,606
a
HashiCorp, Inc. , A ..................................... United States 1,451,700 47,122,182
a
LiveRamp Holdings, Inc. ................................ United States 1,191,900 38,271,909
a
Monday.com Ltd. ...................................... United States 240,400 45,514,932
a
nCino, Inc. .......................................... United States 612,900 17,872,164
a
Rubrik, Inc. , A ........................................ United States 194,800 6,237,496

Franklin Strategic Series
Schedule of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a,c,d
ServiceTitan, Inc. ..................................... United States 148,478 $ 9,999,993
298,053,660
Specialty Retail 2.9%
American Eagle Outfitters, Inc. ........................... United States 543,100 13,175,606
a
Boot Barn Holdings, Inc. ................................ United States 313,660 33,395,380
a
Five Below, Inc. ....................................... United States 116,900 17,107,146
Lithia Motors, Inc. , A ................................... United States 69,726 17,736,900
81,415,032
Textiles, Apparel & Luxury Goods 0.9%
a
Figs, Inc. , A .......................................... United States 957,700 4,893,847
Steven Madden Ltd. ................................... United States 497,150 20,089,832
24,983,679
Trading Companies & Distributors 1.6%
a
Beacon Roofing Supply, Inc. ............................. United States 451,000 44,437,030
Total Common Stocks (Cost $ 1,977,854,363 ) ....................................
2,619,099,283
Convertible Preferred Stocks 2.5%
Automobile Components 0.4%
a,c,d
Flock Group, Inc. , G ................................... United States 98,754 9,999,899
a
Diversified Consumer Services 0.5%
a,c,d
Newsela, Inc. , D ...................................... United States 709,046 12,915,705
a
Software 1.4%
a,c,d,e
Benchling, Inc. , F ..................................... United States 382,306 5,363,582
a,c,d
Checkr, Inc. , E ....................................... United States 1,388,889 21,236,766
a,c,d
OneTrust LLC , A ...................................... United States 625,361 9,446,475
a,c,d
OneTrust LLC , A-1 .................................... United States 56,457 852,819
a,c,d
Smule, Inc. , J ........................................ United States 162,712 2,325,203
39,224,845
Specialty Retail 0.2%
a,c,d,e
1661, Inc. , F ......................................... United States 3,436,485 7,235,237
a
Total Convertible Preferred Stocks (Cost $ 90,764,293 ) ...........................
69,375,686
Preferred Stocks 0.6%
Automobile Components 0.2%
a,c,d
Tula eTechnology, Inc. .................................. United States 361,111 —
a,c,d
Tula eTechnology, Inc. , E ............................... United States 3,611,111 6,478,900
6,478,900
Commercial Services & Supplies 0.3%
a,c,d
Optoro, Inc. , E ....................................... United States 554,878 8,998,985
a
Software 0.1%
a,c,d
ClearMotion, Inc. , A-3 .................................. United States 1,037,942 142,450
a,c,d
ClearMotion, Inc. , A-4 .................................. United States 6,477,294 824,398
a,c,d
Smule, Inc. , 144A , G ................................... United States 1,542,673 993,216

Franklin Strategic Series
Schedule of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
See Abbreviations on page 82 .
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Software (continued)
a,c,d
Smule, Inc. , 144A , H ................................... United States 352,675 $ 268,275
2,228,339
Total Preferred Stocks (Cost $ 32,144,989 ) ......................................
17,706,224
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,c,d
Chinook Therapeutics, Inc., CVR , 6/30/30 ................... United States 410,500 395,806
Total Rights (Cost $ 160,095 ) ..................................................
395,806
Shares
Escrows and Litigation Trusts 0.0%
a,c
Wheels Up Experience, Inc., Escrow Account ................ United States 8,808 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 2,100,923,740 ) .............................
2,706,576,999
a
Short Term Investments 3.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.2%
f,g
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 90,555,123 90,555,123
Total Money Market Funds (Cost $ 90,555,123 ) ..................................
90,555,123
h
Investments from Cash Collateral Received for
Loaned Securities 0.6%
Money Market Funds 0.6%
f,g
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 16,408,075 16,408,075
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 16,408,075 ) ...........................................................
16,408,075
Total Short Term Investments (Cost $ 106,963,198 ) ...............................
106,963,198
a
Total Investments (Cost $ 2,207,886,938 ) 100.7% ................................
$2,813,540,197
Other Assets, less Liabilities (0.7) % ...........................................
(21,165,480)
Net Assets 100.0% ...........................................................
$2,792,374,717
a a a

Franklin Strategic Series
Schedule of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at April 30, 2024. See Note 1(c).
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
See Note 7 regarding restricted securities.
e
See Note 8 regarding holdings of 5% voting securities.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
a
Year Ended April 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.75 $33.07 $49.66 $32.15 $37.17
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.01) (0.05) (0.25) (0.24) (0.07)
Net realized and unrealized gains (losses) ........... 5.48 (1.39) (9.42) 21.89 1.24
Total from investment operations .................... 5.47 (1.44) (9.67) 21.65 1.17
Less distributions from:
Net realized gains ............................. — (1.88) (6.92) (4.14) (6.19)
Net asset value, end of year ....................... $35.22 $29.75 $33.07 $49.66 $32.15
Total return
c
................................... 18.39% (4.07)% (22.83)% 68.37% 2.97%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.87% 0.90% 0.85% 0.86% 0.88%
Expenses net of waiver and payments by affiliates
d
...... 0.85% 0.88% 0.84% 0.85% 0.87%
Net investment (loss) ............................ (0.02)% (0.17)% (0.54)% (0.54)% (0.21)%
Supplemental data
Net assets, end of year (000’s) ..................... $2,822,866 $2,578,199 $3,019,703 $4,217,167 $2,515,801
Portfolio turnover rate ............................ 37.02% 27.75% 48.89% 53.69% 52.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
a
Year Ended April 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.45 $16.20 $27.98 $19.41 $24.98
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.11) (0.13) (0.32) (0.33) (0.22)
Net realized and unrealized gains (losses) ........... 2.46 (0.74) (4.54) 13.04 0.84
Total from investment operations .................... 2.35 (0.87) (4.86) 12.71 0.62
Less distributions from:
Net realized gains ............................. — (1.88) (6.92) (4.14) (6.19)
Net asset value, end of year ....................... $15.80 $13.45 $16.20 $27.98 $19.41
Total return
c
................................... 17.47% (4.76)% (23.43)% 67.11% 2.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.62% 1.65% 1.60% 1.61% 1.63%
Expenses net of waiver and payments by affiliates
d
...... 1.60% 1.63% 1.59% 1.60% 1.62%
Net investment (loss) ............................ (0.77)% (0.92)% (1.29)% (1.28)% (0.96)%
Supplemental data
Net assets, end of year (000’s) ..................... $60,281 $82,982 $110,596 $198,713 $138,940
Portfolio turnover rate ............................ 37.02% 27.75% 48.89% 53.69% 52.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
a
Year Ended April 30,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.93 $28.11 $43.32 $28.45 $33.66
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.07) (0.11) (0.32) (0.30) (0.14)
Net realized and unrealized gains (losses) ........... 4.58 (1.19) (7.97) 19.31 1.12
Total from investment operations .................... 4.51 (1.30) (8.29) 19.01 0.98
Less distributions from:
Net realized gains ............................. — (1.88) (6.92) (4.14) (6.19)
Net asset value, end of year ....................... $29.44 $24.93 $28.11 $43.32 $28.45
Total return .................................... 18.09% (4.30)% (23.00)% 67.96% 2.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.12% 1.15% 1.10% 1.10% 1.12%
Expenses net of waiver and payments by affiliates
c
...... 1.10% 1.13% 1.09% 1.09% 1.11%
Net investment (loss) ............................ (0.27)% (0.42)% (0.79)% (0.78)% (0.45)%
Supplemental data
Net assets, end of year (000’s) ..................... $37,276 $34,371 $38,761 $60,264 $40,997
Portfolio turnover rate ............................ 37.02% 27.75% 48.89% 53.69% 52.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
a
Year Ended April 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $36.39 $39.84 $58.24 $37.12 $41.83
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.14 0.08 (0.10) (0.10) 0.07
Net realized and unrealized gains (losses) ........... 6.70 (1.65) (11.38) 25.36 1.41
Total from investment operations .................... 6.84 (1.57) (11.48) 25.26 1.48
Less distributions from:
Net realized gains ............................. — (1.88) (6.92) (4.14) (6.19)
Net asset value, end of year ....................... $43.23 $36.39 $39.84 $58.24 $37.12
Total return .................................... 18.82% (3.70)% (22.57)% 68.95% 3.40%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.51% 0.53% 0.51% 0.51% 0.52%
Expenses net of waiver and payments by affiliates
c
...... 0.49% 0.49% 0.50% 0.49% 0.48%
Net investment income (loss) ...................... 0.34% 0.23% (0.19)% (0.19)% 0.18%
Supplemental data
Net assets, end of year (000’s) ..................... $539,962 $451,447 $540,509 $648,078 $224,341
Portfolio turnover rate ............................ 37.02% 27.75% 48.89% 53.69% 52.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
a
Year Ended April 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $35.22 $38.68 $56.79 $36.30 $41.09
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.09 0.03 (0.15) (0.14) 0.02
Net realized and unrealized gains (losses) ........... 6.48 (1.61) (11.04) 24.77 1.38
Total from investment operations .................... 6.57 (1.58) (11.19) 24.63 1.40
Less distributions from:
Net realized gains ............................. — (1.88) (6.92) (4.14) (6.19)
Net asset value, end of year ....................... $41.79 $35.22 $38.68 $56.79 $36.30
Total return .................................... 18.68% (3.81)% (22.65)% 68.77% 3.26%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.62% 0.65% 0.60% 0.61% 0.63%
Expenses net of waiver and payments by affiliates
c
...... 0.60% 0.63% 0.59% 0.60% 0.62%
Net investment income (loss) ...................... 0.23% 0.08% (0.28)% (0.29)% 0.04%
Supplemental data
Net assets, end of year (000’s) ..................... $435,671 $469,050 $532,573 $552,987 $302,329
Portfolio turnover rate ............................ 37.02% 27.75% 48.89% 53.69% 52.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, April 30, 2024
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.9%
Aerospace & Defense 3.3%
a
Axon Enterprise, Inc. ................................... United States 230,800 $ 72,392,728
TransDigm Group, Inc. ................................. United States 46,300 57,783,789
130,176,517
Automobile Components 0.5%
a,b
Mobileye Global, Inc. , A ................................. Israel 684,500 18,857,975
Beverages 0.8%
a
Celsius Holdings, Inc. .................................. United States 417,500 29,755,225
Biotechnology 2.1%
a
Alnylam Pharmaceuticals, Inc. ............................ United States 126,200 18,166,490
a
BioMarin Pharmaceutical, Inc. ............................ United States 144,700 11,685,972
a
CG oncology, Inc. ..................................... United States 324,700 13,049,693
a
Neurocrine Biosciences, Inc. ............................. United States 204,200 28,085,668
a
Vaxcyte, Inc. ......................................... United States 177,500 10,747,625
81,735,448
Building Products 2.5%
Trane Technologies plc ................................. United States 312,100 99,041,814
Capital Markets 7.9%
Ares Management Corp. , A .............................. United States 610,800 81,291,372
Blue Owl Capital, Inc. , A ................................ United States 2,091,100 39,500,879
LPL Financial Holdings, Inc. ............................. United States 227,300 61,173,249
MSCI, Inc. , A ......................................... United States 107,900 50,258,741
Nasdaq, Inc. ......................................... United States 670,500 40,129,425
Tradeweb Markets, Inc. , A ............................... United States 334,000 33,971,140
306,324,806
Commercial Services & Supplies 1.0%
Republic Services, Inc. , A ............................... United States 211,100 40,467,870
Containers & Packaging 1.1%
Avery Dennison Corp. .................................. United States 193,300 42,000,224
Electrical Equipment 1.7%
AMETEK, Inc. ........................................ United States 178,300 31,141,878
Rockwell Automation, Inc. ............................... United States 132,500 35,902,200
67,044,078
Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp. , A .................................... United States 483,500 58,392,295
Energy Equipment & Services 0.7%
Halliburton Co. ....................................... United States 770,100 28,855,647
Entertainment 1.2%
a
ROBLOX Corp. , A ..................................... United States 1,369,600 48,702,976
Financial Services 1.4%
a
Block, Inc. , A ......................................... United States 759,100 55,414,300
Food Products 1.9%
a
Freshpet, Inc. ........................................ United States 307,900 32,658,953
Lamb Weston Holdings, Inc. ............................. United States 476,300 39,694,842
72,353,795
Ground Transportation 1.4%
Old Dominion Freight Line, Inc. ........................... United States 292,000 53,059,320

Franklin Strategic Series
Schedule of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 5.0%
a
Dexcom, Inc. ......................................... United States 711,656 $ 90,657,858
a
IDEXX Laboratories, Inc. ................................ United States 121,200 59,722,512
a
Penumbra, Inc. ....................................... United States 220,800 43,380,576
193,760,946
Health Care Providers & Services 0.7%
a
HealthEquity, Inc. ..................................... United States 331,100 26,127,101
Health Care Technology 1.7%
a
Certara, Inc. ......................................... United States 363,500 6,219,485
a
Veeva Systems, Inc. , A ................................. United States 303,600 60,282,816
66,502,301
Hotels, Restaurants & Leisure 6.0%
a
Cava Group, Inc. ...................................... United States 465,700 33,502,458
Darden Restaurants, Inc. ............................... United States 306,400 47,004,824
a
DoorDash, Inc. , A ..................................... United States 492,200 63,621,772
a
Expedia Group, Inc. ................................... United States 145,700 19,615,591
Wingstop, Inc. ........................................ United States 133,100 51,215,549
Wynn Resorts Ltd. .................................... United States 219,100 20,080,515
235,040,709
Household Durables 0.6%
a
NVR, Inc. ........................................... United States 3,400 25,292,090
Industrial REITs 0.8%
Terreno Realty Corp. ................................... United States 539,200 29,305,520
Insurance 1.1%
Arthur J Gallagher & Co. ................................ United States 189,100 44,379,879
Interactive Media & Services 2.1%
a
Match Group, Inc. ..................................... United States 825,759 25,449,892
a
Pinterest, Inc. , A ...................................... United States 1,743,600 58,323,420
83,773,312
IT Services 5.1%
a
Cloudflare, Inc. , A ..................................... United States 416,500 36,402,100
a
EPAM Systems, Inc. ................................... United States 165,600 38,959,056
a
Gartner, Inc. ......................................... United States 167,700 69,191,343
a
MongoDB, Inc. , A ..................................... United States 143,700 52,476,366
197,028,865
Leisure Products 1.5%
a,c,d
Fanatics Holdings, Inc. ................................. United States 793,714 58,061,819
Life Sciences Tools & Services 5.8%
a
10X Genomics, Inc. , A .................................. United States 596,600 17,468,448
Agilent Technologies, Inc. ............................... United States 542,200 74,303,088
a
Mettler-Toledo International, Inc. .......................... United States 28,700 35,292,390
a
Repligen Corp. ....................................... United States 251,500 41,296,300
West Pharmaceutical Services, Inc. ........................ United States 162,100 57,947,508
226,307,734
Machinery 2.1%
IDEX Corp. .......................................... United States 167,100 36,838,866
Xylem, Inc. .......................................... United States 337,300 44,085,110
80,923,976

Franklin Strategic Series
Schedule of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 0.8%
New York Times Co. (The) , A ............................. United States 711,900 $ 30,633,057
Oil, Gas & Consumable Fuels 2.5%
Cheniere Energy, Inc. .................................. United States 296,700 46,825,194
Hess Corp. .......................................... United States 96,300 15,166,287
Targa Resources Corp. ................................. United States 310,900 35,461,254
97,452,735
Passenger Airlines 0.8%
Delta Air Lines, Inc. .................................... United States 588,000 29,441,160
Personal Care Products 0.8%
a
BellRing Brands, Inc. ................................... United States 512,100 28,252,557
a,b
Oddity Tech Ltd. , A .................................... Israel 48,600 1,581,444
29,834,001
Pharmaceuticals 0.8%
a
Jazz Pharmaceuticals plc ............................... United States 292,500 32,394,375
Professional Services 4.8%
Paychex, Inc. ........................................ United States 604,900 71,868,169
TransUnion .......................................... United States 648,100 47,311,300
Verisk Analytics, Inc. , A ................................. United States 312,100 68,025,316
187,204,785
Residential REITs 0.7%
Equity LifeStyle Properties, Inc. ........................... United States 466,700 28,137,343
Semiconductors & Semiconductor Equipment 4.0%
a
Lattice Semiconductor Corp. ............................. United States 711,214 48,789,280
Monolithic Power Systems, Inc. ........................... United States 92,900 62,180,757
a
Onto Innovation, Inc. ................................... United States 113,800 21,108,762
a
SiTime Corp. ......................................... United States 267,914 23,876,496
155,955,295
Software 11.3%
a
Alkami Technology, Inc. ................................. United States 882,600 21,244,182
a
ANSYS, Inc. ......................................... United States 181,300 58,900,744
a
Arteris, Inc. .......................................... United States 1,324,600 8,782,098
a
Crowdstrike Holdings, Inc. , A ............................. United States 276,900 81,004,326
a
Datadog, Inc. , A ...................................... United States 365,300 45,845,150
a
Fair Isaac Corp. ...................................... United States 46,300 52,473,179
a
HubSpot, Inc. ........................................ United States 101,700 61,515,279
a
Monday.com Ltd. ...................................... United States 146,800 27,793,644
a
Rubrik, Inc. , A ........................................ United States 275,500 8,821,510
a
Synopsys, Inc. ....................................... United States 56,400 29,925,276
a
Workday, Inc. , A ...................................... United States 175,900 43,048,007
439,353,395
Specialized REITs 0.6%
SBA Communications Corp. , A ........................... United States 128,500 23,916,420
Specialty Retail 4.8%
a
Burlington Stores, Inc. .................................. United States 225,800 40,630,452
a
Five Below, Inc. ....................................... United States 226,100 33,087,474
Ross Stores, Inc. ..................................... United States 421,200 54,566,460
Tractor Supply Co. .................................... United States 216,100 59,012,588
187,296,974

Franklin Strategic Series
Schedule of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods 0.7%
a
Lululemon Athletica, Inc. ................................ United States 72,100 $ 25,999,260
Trading Companies & Distributors 1.8%
Fastenal Co. ......................................... United States 987,000 67,056,780
United Rentals, Inc. .................................... United States 2,600 1,736,774
68,793,554
Total Common Stocks (Cost $ 2,655,708,094 ) ....................................
3,735,098,896
Convertible Preferred Stocks 1.5%
Diversified Consumer Services 0.2%
a,c,d
Newsela, Inc. , D ...................................... United States 423,782 7,719,448
a
Semiconductors & Semiconductor Equipment 0.0%
†
a,c,d
Phononic Devices, Inc. , F ............................... United States 2,970,061 42,101
a
Software 1.3%
a,c,d,e
Benchling, Inc. , F ..................................... United States 347,106 4,869,742
a,c,d,e
Blaize, Inc. , D ........................................ United States 1,948,384 11,660,901
a,c,d,e
Blaize, Inc. , D-2 ...................................... United States 1,467,659 6,776,488
a,c,d
Databricks, Inc. , G .................................... United States 227,829 17,131,212
a,c,d
OneTrust LLC , C ...................................... United States 767,526 11,593,968
52,032,311
Total Convertible Preferred Stocks (Cost $ 83,781,543 ) ...........................
59,793,860
Preferred Stocks 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
a,c,d
Phononic Devices, Inc. , G-2 ............................. United States 513,050 40,186
a,c,d
Phononic, Inc. , H ..................................... United States 117,763 389,779
429,965
Total Preferred Stocks (Cost $ 460,692 ) .........................................
429,965
Warrants
Warrants 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
a,c,d
Phononic, Inc. , H , 10/17/27 .............................. United States 47,104 12,474
Software 0.0%
†
a,c,d,e
Blaize, Inc. , 9/19/25 ................................... United States 146,765 130,391
a,c,d,e
Blaize, Inc. , 12/09/25 ................................... United States 1 —
a,c,e
Blaize, Inc. , 8/23/33 ................................... United States 1 —
130,391
Total Warrants (Cost $ 44,091 ) .................................................
142,865
Principal
Amount
*
Convertible Bonds 0.0%
†
Software 0.0%
†
c,e
Blaize, Inc. , 10% , 1/03/25 ............................... United States 1,804,600 1,804,600
Total Convertible Bonds (Cost $ 1,804,600 ) .....................................
1,804,600

Franklin Strategic Series
Schedule of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 0.0%
†
Software 0.0%
†
c,d,e
Blaize, Inc. , 10% , 12/09/24 .............................. United States 570,121 $ 570,178
Total Corporate Bonds (Cost $ 570,121 ) ........................................
570,178
f
Senior Floating Rate Interests 0.1%
Semiconductors & Semiconductor Equipment 0.1%
c ,d ,g
Phononic, Inc. , Advance Term Loan , PIK, 12% , 6/30/25 ......... United States 923,808 813,040
Total Senior Floating Rate Interests (Cost $ 877,552 ) .............................
813,040
Total Long Term Investments (Cost $ 2,743,246,693 ) .............................
3,798,653,404
a
Short Term Investments 3.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.9%
h,i
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 112,627,227 112,627,227
Total Money Market Funds (Cost $ 112,627,227 ) .................................
112,627,227
j
Investments from Cash Collateral Received for
Loaned Securities 0.5%
Money Market Funds 0.5%
h,i
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 19,901,900 19,901,900
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 19,901,900 ) ...........................................................
19,901,900
Total Short Term Investments (Cost $ 132,529,127 ) ...............................
132,529,127
a
Total Investments (Cost $ 2,875,775,820 ) 100.9% ................................
$3,931,182,531
Other Assets, less Liabilities (0.9) % ...........................................
(35,127,452)
Net Assets 100.0% ...........................................................
$3,896,055,079
a a a
See Abbreviations on page 82 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at April 30, 2024. See Note 1(c).
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
See Note 7 regarding restricted securities.
e
See Note 8 regarding holdings of 5% voting securities.
f
See Note 1(d) regarding senior floating rate interests.
g
Income may be received in additional securities and/or cash.
h
See Note 3(f) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
See Note 1(c) regarding securities on loan.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
April 30, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $1,820,634,649 $2,068,423,749 $2,702,076,823
Cost - Non-controlled affiliates (Not e 3f and 8) .................. 29,827,973 139,463,189 173,698,997
Value - Unaffiliated issuers (Includes securities loaned of $23,536,182,
$15,924,442 and $19,108,628, respectively) ................... $4,251,188,572 $2,693,978,180 $3,772,841,104
Value - Non-controlled affiliates (Not e 3f and 8) ................. 29,827,973 119,562,017 158,341,427
Foreign currency, at value (cost $–, $– and $154 , respectively) ....... — — 155
Receivables:
Investment securities sold ................................. 8,379,420 5,731,373 769,849
Capital shares sold ...................................... 1,326,696 1,840,133 1,978,435
Dividends and interest ................................... 303,093 19,629 1,259,544
Total assets ........................................ 4,291,025,754 2,821,131,332 3,935,190,514
Liabilities:
Payables:
Investment securities purchased ............................ 21,330,934 7,646,297 11,744,071
Capital shares redeemed ................................. 3,581,408 2,097,921 3,588,982
Management fees ....................................... 1,928,005 1,387,260 1,457,957
Distribution fees ........................................ 815,186 218,062 662,118
Transfer agent fees ...................................... 1,016,154 691,538 1,384,568
Trustees' fees and expenses ............................... 87 125 214
Payable upon return of securities loaned (Note 1 c ) ................ 24,049,725 16,408,075 19,901,900
Accrued expenses and other liabilities ......................... 347,188 307,337 395,625
Total liabilities ....................................... 53,068,687 28,756,615 39,135,435
Net assets, at value ............................... $4,237,957,067 $2,792,374,717 $3,896,055,079
Net assets consist of:
Paid-in capital ........................................... $1,627,059,326 $2,156,731,599 $3,044,111,963
Total distributable earnings (losses) ........................... 2,610,897,741 635,643,118 851,943,116
Net assets, at value ............................... $4,237,957,067 $2,792,374,717 $3,896,055,079

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Class A:
Net assets, at value ..................................... $3,453,647,074 $881,445,462 $2,822,865,742
Shares outstanding ...................................... 75,090,003 42,108,202 80,159,524
Net asset value per share
a,b
................................ $45.99 $20.93 $35.22
Maximum offering price per share (net asset value per share ÷
94.50%)
b
.............................................. $48.67 $22.15 $37.27
Class C:
Net assets, at value ..................................... $87,686,460 $22,350,774 $60,280,657
Shares outstanding ...................................... 2,741,407 1,560,311 3,814,481
Net asset value and maximum offering price per share
a,b
.......... $31.99 $14.32 $15.80
Class R:
Net assets, at value ..................................... $28,932,596 $39,962,736 $37,275,921
Shares outstanding ...................................... 691,398 2,120,411 1,266,197
Net asset value and maximum offering price per share
b
........... $41.85 $18.85 $29.44
Class R6:
Net assets, at value ..................................... $375,777,360 $1,458,516,258 $539,962,153
Shares outstanding ...................................... 6,982,209 59,210,530 12,489,337
Net asset value and maximum offering price per share
b
........... $53.82 $24.63 $43.23
Advisor Class:
Net assets, at value ..................................... $291,913,577 $390,099,487 $435,670,606
Shares outstanding ...................................... 5,555,687 16,311,924 10,424,248
Net asset value and maximum offering price per share
b
........... $52.54 $23.91 $41.79
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the year ended April 30, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Investment income:
Dividends: (net of foreign taxes of $41,291, $– and $–, respectively)
Unaffiliated issuers ...................................... $16,695,297 $12,020,775 $22,903,176
Non-controlled affiliates (Note 3f and 8) ....................... 1,376,419 2,254,924 7,615,721
Interest:
Unaffiliated issuers ...................................... — — 259,804
Non-controlled affiliates (Note 3f and 8) ....................... — — 267,668
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... (422,737) 84,638 21,292
Non-controlled affiliates (Note 3 f ) ........................... 830,335 1,170,725 734,975
Total investment income ................................. 18,479,314 15,531,062 31,802,636
Expenses:
Management fees (Note 3 a ) ................................. 21,960,126 16,210,845 17,410,404
Distribution fees: (Note 3c )
    Class A .............................................. 7,948,760 2,028,423 6,849,485
    Class C .............................................. 1,030,545 212,769 707,744
    Class R .............................................. 131,828 200,311 182,835
Transfer agent fees: (Note 3e )
    Class A .............................................. 3,202,699 1,522,446 3,865,467
    Class C .............................................. 104,851 39,959 100,450
    Class R .............................................. 26,565 75,329 51,614
    Class R6 ............................................. 84,619 387,239 186,405
    Advisor Class .......................................... 315,510 694,568 658,324
Custodian fees (Note 4) .................................... — 33,376 13,482
Reports to shareholders fees ................................ 268,197 211,029 372,967
Registration and filing fees .................................. 123,933 157,190 83,483
Professional fees ......................................... 131,294 117,185 105,056
Trustees' fees and expenses ................................ 48,446 31,501 45,872
Interest expense ......................................... 4,136 214 287
Other .................................................. 111,313 91,818 124,349
Total expenses ....................................... 35,492,822 22,014,202 30,758,224
Expense reductions (Note 4) ............................. (3,672) (884) (1,007)
Expenses waived/paid by affiliates (Note 3f and 3g) ............ (146,776) (221,842) (615,265)
Net expenses ....................................... 35,342,374 21,791,476 30,141,952
Net investment income (loss) .......................... (16,863,060) (6,260,414) 1,660,684
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 708,606,266 70,857,818 252,553,489
Non-controlled affiliates (Note 3f and 8) ..................... — 2,998,796 —
Foreign currency transactions .............................. (155) — 2,334
Net realized gain (loss) ................................ 708,606,111 73,856,614 252,555,823
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 444,926,647 450,147,029 363,171,903
Non-controlled affiliates (Note 3f and 8) ..................... — 250,047 14,022,220
Net change in unrealized appreciation (depreciation) .......... 444,926,647 450,397,076 377,194,123
Net realized and unrealized gain (loss) .......................... 1,153,532,758 524,253,690 629,749,946
Net increase (decrease) in net assets resulting from operations ........ $1,136,669,698 $517,993,276 $631,410,630

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
Franklin Growth Opportunities Fund Franklin Small Cap Growth Fund
Year Ended
April 30, 2024
Year Ended
April 30, 2023
Year Ended
April 30, 2024
Year Ended
April 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(16,863,060) $(9,874,135) $(6,260,414) $(7,326,644)
Net realized gain (loss) ............ 708,606,111 159,660,518 73,856,614 (95,635,906)
Net change in unrealized appreciation
(depreciation) ................. 444,926,647 (390,972,122) 450,397,076 19,949,802
Net increase (decrease) in net
assets resulting from operations . 1,136,669,698 (241,185,739) 517,993,276 (83,012,748)
Distributions to shareholders:
Class A ........................ (394,865,139) (117,604,433) — (4,398,226)
Class C ........................ (14,781,504) (7,051,867) — (182,310)
Class R ........................ (3,514,792) (1,037,867) — (269,006)
Class R6 ....................... (40,009,371) (16,500,576) — (6,963,574)
Advisor Class ................... (29,305,757) (12,978,865) — (1,824,783)
Total distributions to shareholders ..... (482,476,563) (155,173,608) — (13,637,899)
Capital share transactions: (Note 2 )
Class A ........................ 180,676,777 (156,935,909) (39,879,038) (65,065,140)
Class C ........................ (45,526,143) (22,566,167) (2,202,373) (10,464,989)
Class R ........................ 2,433,373 (1,799,745) (7,631,504) (8,407,569)
Class R6 ....................... (148,900,791) 23,823,563 (161,659,325) (136,904,139)
Advisor Class ................... (86,022,379) (264,796,290) (25,481,258) (77,248,269)
Total capital share transactions ....... (97,339,163) (422,274,548) (236,853,498) (298,090,106)
Net increase (decrease) in net
assets ..................... 556,853,972 (818,633,895) 281,139,778 (394,740,753)
Net assets:
Beginning of year .................. 3,681,103,095 4,499,736,990 2,511,234,939 2,905,975,692
End of year ...................... $4,237,957,067 $3,681,103,095 $2,792,374,717 $2,511,234,939

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
Franklin Small-Mid Cap Growth Fund
Year Ended
April 30, 2024
Year Ended
April 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $1,660,684 $(3,896,955)
Net realized gain (loss) ................................................. 252,555,823 (241,439,881)
Net change in unrealized appreciation (depreciation) ........................... 377,194,123 56,299,755
Net increase (decrease) in net assets resulting from operations ................ 631,410,630 (189,037,081)
Distributions to shareholders:
Class A ............................................................. — (158,598,985)
Class C ............................................................. — (10,930,574)
Class R ............................................................. — (2,417,236)
Class R6 ............................................................ — (22,679,273)
Advisor Class ........................................................ — (24,693,770)
Total distributions to shareholders .......................................... — (219,319,838)
Capital share transactions: (Note 2 )
Class A ............................................................. (213,650,350) (147,703,497)
Class C ............................................................. (33,720,039) (10,637,467)
Class R ............................................................. (3,141,034) (158,411)
Class R6 ............................................................ 4,476,222 (44,934,203)
Advisor Class ........................................................ (105,370,472) (14,301,398)
Total capital share transactions ............................................ (351,405,673) (217,734,976)
Net increase (decrease) in net assets ................................... 280,004,957 (626,091,895)
Net assets:
Beginning of year ....................................................... 3,616,050,122 4,242,142,017
End of year ........................................................... $3,896,055,079 $3,616,050,122

Franklin Strategic Series

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of
ten separate funds, three of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Funds offer five classes of shares: Class A, Class C, Class R, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Certain or all Funds may receive other income from investments in senior secured corporate
loans or unfunded commitments, including amendment
fees, consent fees or commitment fees. These fees are
recorded as income when received by the Funds. Facility
fees are recognized as income over the expected term of
the loan. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Funds. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
1. Organization and Significant Accounting Policies
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the
Funds' shares were as follows:
Franklin Growth Opportunities
Fund Franklin Small Cap Growth Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended April 30, 2024
Shares sold
a
................................... 8,574,980 $371,585,582 6,835,765 $132,067,556
Shares issued in reinvestment of distributions .......... 9,108,435 385,104,617 — —
Shares redeemed ............................... (13,213,422) (576,013,422) (9,161,615) (171,946,594)
Net increase (decrease) .......................... 4,469,993 $180,676,777 (2,325,850) $(39,879,038)
Year ended April 30, 2023
Shares sold
a
................................... 4,502,909 $173,052,149 6,638,254 $110,403,207
Shares issued in reinvestment of distributions .......... 3,214,869 114,802,255 267,974 4,284,631
Shares redeemed ............................... (11,643,392) (444,790,313) (10,879,344) (179,752,978)
Net increase (decrease) .......................... (3,925,614) $(156,935,909) (3,973,116) $(65,065,140)
Class C
Class C Shares:
Year ended April 30, 2024
Shares sold ................................... 719,169 $22,451,781 457,804 $5,960,896
Shares issued in reinvestment of distributions .......... 495,660 14,612,070 — —
Shares redeemed
a
.............................. (2,598,622) (82,589,994) (632,873) (8,163,269)
Net increase (decrease) .......................... (1,383,793) $(45,526,143) (175,069) $(2,202,373)
Year ended April 30, 2023
Shares sold ................................... 619,760 $17,604,728 334,406 $3,847,147
Shares issued in reinvestment of distributions .......... 266,009 7,022,634 16,407 181,129
Shares redeemed
a
.............................. (1,642,280) (47,193,529) (1,263,004) (14,493,265)
Net increase (decrease) .......................... (756,511) $(22,566,167) (912,191) $(10,464,989)
Class R
1. Organization and Significant Accounting Policies
(continued)
g. Accounting Estimates
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth Opportunities
Fund Franklin Small Cap Growth Fund
Shares Amount Shares Amount
Class R Shares:
Year ended April 30, 2024
Shares sold ................................... 139,079 $5,560,362 524,963 $9,001,348
Shares issued in reinvestment of distributions .......... 91,293 3,514,792 — —
Shares redeemed ............................... (166,218) (6,641,781) (968,141) (16,632,852)
Net increase (decrease) .......................... 64,154 $2,433,373 (443,178) $(7,631,504)
Year ended April 30, 2023
Shares sold ................................... 79,609 $2,804,309 449,685 $6,762,540
Shares issued in reinvestment of distributions .......... 31,444 1,037,342 18,629 269,006
Shares redeemed ............................... (158,057) (5,641,396) (1,031,229) (15,439,115)
Net increase (decrease) .......................... (47,004) $(1,799,745) (562,915) $(8,407,569)
Class R6
Class R6 Shares:
Year ended April 30, 2024
Shares sold ................................... 548,608 $27,946,401 12,060,415 $272,225,636
Shares issued in reinvestment of distributions .......... 809,267 39,985,905 — —
Shares redeemed ............................... (4,383,961) (216,833,097) (19,610,255) (433,884,961)
Net increase (decrease) .......................... (3,026,086) $(148,900,791) (7,549,840) $(161,659,325)
Year ended April 30, 2023
Shares sold ................................... 1,651,644 $70,823,865 12,663,755 $246,093,068
Shares issued in reinvestment of distributions .......... 295,080 12,059,884 331,570 6,203,670
Shares redeemed ............................... (1,359,181) (59,060,186) (20,016,884) (389,200,877)
Net increase (decrease) .......................... 587,543 $23,823,563 (7,021,559) $(136,904,139)
Advisor Class
Advisor Class Shares:
Year ended April 30, 2024
Shares sold ................................... 879,399 $44,142,934 3,950,917 $86,229,902
Shares issued in reinvestment of distributions .......... 586,399 28,293,747 — —
Shares redeemed ............................... (3,309,049) (158,459,060) (5,094,739) (111,711,160)
Net increase (decrease) .......................... (1,843,251) $(86,022,379) (1,143,822) $(25,481,258)
Year ended April 30, 2023
Shares sold ................................... 4,060,600 $171,533,914 4,622,859 $87,576,461
Shares issued in reinvestment of distributions .......... 315,501 12,635,806 88,186 1,604,993
Shares redeemed in-kind (Note 3 h ) .................. (5,364,050) (242,240,519) — —
Shares redeemed ............................... (4,855,182) (206,725,491) (8,708,001) (166,429,723)
Net increase (decrease) .......................... (5,843,131) $(264,796,290) (3,996,956) $(77,248,269)
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Annual Report
Franklin Small-Mid Cap Growth
Fund
Shares Amount
Class A
Class A Shares:
Year ended April 30, 2024
Shares sold
a
................................... 9,519,937 $306,620,601
Shares redeemed ............................... (16,016,549) (520,270,951)
Net increase (decrease) .......................... (6,496,612) $(213,650,350)
Year ended April 30, 2023
Shares sold
a
................................... 6,633,600 $198,652,679
Shares issued in reinvestment of distributions .......... 5,494,365 154,666,446
Shares redeemed ............................... (16,780,836) (501,022,622)
Net increase (decrease) .......................... (4,652,871) $(147,703,497)
Class C
Class C Shares:
Year ended April 30, 2024
Shares sold ................................... 983,081 $14,050,780
Shares redeemed
a
.............................. (3,337,470) (47,770,819)
Net increase (decrease) .......................... (2,354,389) $(33,720,039)
Year ended April 30, 2023
Shares sold ................................... 860,980 $12,250,320
Shares issued in reinvestment of distributions .......... 851,635 10,866,855
Shares redeemed
a
.............................. (2,370,166) (33,754,642)
Net increase (decrease) .......................... (657,551) $(10,637,467)
Class R
Class R Shares:
Year ended April 30, 2024
Shares sold ................................... 245,626 $6,647,839
Shares redeemed ............................... (357,889) (9,788,873)
Net increase (decrease) .......................... (112,263) $(3,141,034)
Year ended April 30, 2023
Shares sold ................................... 229,482 $5,787,643
Shares issued in reinvestment of distributions .......... 101,961 2,408,346
Shares redeemed ............................... (331,668) (8,354,400)
Net increase (decrease) .......................... (225) $(158,411)
Class R6
Class R6 Shares:
Year ended April 30, 2024
Shares sold ................................... 3,418,440 $139,416,104
Shares redeemed ............................... (3,333,237) (134,939,882)
Net increase (decrease) .......................... 85,203 $4,476,222
Year ended April 30, 2023
Shares sold ................................... 2,952,937 $107,377,100
Shares issued in reinvestment of distributions .......... 581,100 19,984,012
Shares redeemed ............................... (4,697,122) (172,295,315)
Net increase (decrease) .......................... (1,163,085) $(44,934,203)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Growth Opportunities Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Small-Mid Cap Growth
Fund
Shares Amount
Advisor Class Shares:
Year ended April 30, 2024
Shares sold ................................... 2,112,661 $81,831,488
Shares redeemed ............................... (5,005,566) (187,201,960)
Net increase (decrease) .......................... (2,892,905) $(105,370,472)
Year ended April 30, 2023
Shares sold ................................... 2,320,439 $83,749,485
Shares issued in reinvestment of distributions .......... 724,960 24,141,123
Shares redeemed ............................... (3,498,606) (122,192,006)
Net increase (decrease) .......................... (453,207) $(14,301,398)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.600% Over $500 million, up to and including $1 billion
0.550% Over $1 billion, up to and including $1.5 billion
0.500% Over $1.5 billion, up to and including $6.5 billion
0.475% Over $6.5 billion, up to and including $11.5 billion
0.450% Over $11.5 billion, up to and including $16.5 billion
0.440% Over $16.5 billion, up to and including $19 billion
0.430% Over $19 billion, up to and including $21.5 billion
0.420% In excess of $21.5 billion
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Small Cap Growth Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Small-Mid Cap Growth Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended April 30, 2024, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Fund's average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.650% Over $500 million, up to and including $1 billion
0.600% Over $1 billion, up to and including $1.5 billion
0.550% Over $1.5 billion, up to and including $6.5 billion
0.525% Over $6.5 billion, up to and including $11.5 billion
0.500% Over $11.5 billion, up to and including $16.5 billion
0.490% Over $16.5 billion, up to and including $19 billion
0.480% Over $19 billion, up to and including $21.5 billion
0.470% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Gross effective investment management fee rate ........ 0.543% 0.617% 0.457%
3 . Transactions with Affiliates (continued)
a. Management Fees
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Franklin Growth Opportunities Fund and Franklin Small Cap Growth Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended April 30, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Class A ............................... 0.35% 0.35% 0.25%
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% 0.50%
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $245,664 $104,958 $290,258
CDSC retained ........................... $10,260 $7,663 $11,809
3 . Transactions with Affiliates (continued)
c. Distribution Fees
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended April 30, 2024, investments in affiliated management investment companies were as follows:
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Transfer agent fees ........................ $1,369,720 $1,061,514 $1,526,861
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $84,915,861 $830,853,419 $(909,991,032) $— $— $5,778,248 5,778,248 $1,376,419
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $24,476,348 $313,844,347 $(314,270,970) $— $— $24,049,725 24,049,725 $830,335
Total Affiliated Securities ... $109,392,209 $1,144,697,766 $(1,224,262,002) $— $— $29,827,973 $2,206,754
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $32,742,362 $544,532,020 $(486,719,259) $— $— $90,555,123 90,555,123 $2,254,924
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $12,159,690 $401,072,715 $(396,824,330) $— $— $16,408,075 16,408,075 $1,170,725
Total Affiliated Securities ... $44,902,052 $945,604,735 $(883,543,589) $— $— $106,963,198 $3,425,649
3 . Transactions with Affiliates (continued)
e. Transfer Agent Fees
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until August 31, 2024.
h. Other Affiliated Transactions
During the year ended April 30, 2023, the New Jersey Better Educational Savings Trust Program - Franklin Templeton
Managed Investments Options (529 Portfolios) redeemed out of the Franklin Growth Opportunities Fund. As a result, on
July 22, 2022, the Fund delivered portfolio securities and cash that were transferred in-kind to the 529 Portfolios, which included $145,404,409 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
i. Interfund Transactions
Franklin Growth Opportunities Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended
April 30, 2024, these purchase and sale transactions aggregated $0 and $1,743,976, respectively, with net realized losses of
$224,024.
4. Expense Offset Arrangement
The Funds have previously entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended April 30, 2024, the custodian fees were reduced as noted in the Statements of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $180,826,526 $515,246,061 $(583,445,360) $— $— $112,627,227 112,627,227 $7,615,721
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $— $276,151,660 $(256,249,760) $— $— $19,901,900 19,901,900 $734,975
Total Affiliated Securities ... $180,826,526 $791,397,721 $(839,695,120) $— $— $132,529,127 $8,350,696
3 . Transactions with Affiliates (continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2024, the capital loss carryforwards were as follows:
During the year ended April 30, 2024, the utilized capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At  April 30, 2024 , the deferred losses were as follows:
The tax character of distributions paid during the years ended April 30, 2024 and 2023 , was as follows:
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ 186,402,631
Long term ............................. 21,532,759 —
Total capital loss carryforwards ............ $21,532,759 $186,402,631
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Capital loss utilized carryforwards .... $74,244,303 $255,502,753
Franklin Small
Cap Growth
Fund
Late-year ordinary loss ...........................
$2,482,673
Franklin Growth Opportunities Fund Franklin Small Cap Growth Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $1,497,881 $— $— $—
Long term capital gain .................... 480,978,682 155,173,608 — 13,637,899
$482,476,563 $155,173,608 $— $13,637,899
Franklin Small-Mid Cap Growth Fund
2024 2023
Distributions paid from:
Long term capital gain .................... $— $219,319,838

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
At April 30, 2024, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and net operating losses.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2024, were as follows:
At April 30, 2024, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
a a a a
Cost of investments ....................... $1,851,350,908 $2,214,866,110 $2,901,288,347
Unrealized appreciation ..................... $2,485,535,274 $958,825,524 $1,186,156,110
Unrealized depreciation ..................... (55,869,637) (360,151,437) (156,261,926)
Net unrealized appreciation (depreciation) ....... $2,429,665,637 $598,674,087 $1,029,894,184
Distributable earnings:
Undistributed ordinary income ................ $16,024,556 $— $621,425
Undistributed long term capital gains ........... 165,207,547 — —
Total distributable earnings .................. $181,232,103 $— $621,425
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Purchases .............................. $1,101,174,971 $414,037,514 $1,355,105,309
Sales .................................. $1,593,749,558 $706,990,837 $1,575,745,341
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Securities lending transactions
a
:
Equity investments
b
........................ $24,049,725 $16,408,075 $19,901,900
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
5. Income Taxes
(continued)

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Notes to Financial Statements

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7. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At April 30, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund
3,094 Canva, Inc., A .............................. 3/18/24 $ 3,300,249 $ 3,300,249
11,829 Canva, Inc., B .............................. 12/22/21 20,158,531 12,617,534
4,619 Celonis SE ................................. 6/16/21 1,708,060 1,325,257
25,571 Celonis SE, D .............................. 6/16/21 - 10/04/22 9,427,681 7,336,684
6,309,366 ClearMotion , Inc. ............................ 11/06/17 -12/21/18 15,500,000 651,101
417,667 ClearMotion , Inc., A-3 ......................... 3/23/23 — 57,322
2,606,463 ClearMotion , Inc., A-4 ......................... 12/21/21 251,500 331,738
338,280 Databricks, Inc., G ........................... 2/01/21 20,000,005 25,436,387
1,029,939 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 19,730,229 75,342,166
810,440 Lacework, Inc., D ............................ 11/12/21 20,330,471 11,960,504
517,056 OneTrust LLC, C ............................ 4/01/21 10,139,623 7,810,459
556,026 Optoro , Inc., E .............................. 7/24/18 - 12/01/21 10,942,592 9,017,603
142,857 Space Exploration Technologies Corp., A .......... 5/25/22 9,999,990 13,857,129
1,753,060 Talkdesk , Inc., C ............................ 7/15/20 11,517,955 8,571,187
805,800 Tanium, Inc., G .............................. 9/14/15 4,000,233 6,576,739
504,854 Tempus Labs, Inc., F ......................... 5/29/19 12,499,983 16,292,837
126,131 Tempus Labs, Inc., G ......................... 2/06/20 4,837,426 4,070,547
Total Restricted Securities (Value is 4. 8 % of Net Assets) .............. $174,344,528 $204,555,443
Shares Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund
3,436,485 1661, Inc., F ................................ 5/28/21 $ 19,999,999 $ 7,235,237
382,306 Benchling , Inc., F ............................ 10/20/21 12,499,992 5,363,582
1,388,889 Checkr , Inc., E .............................. 8/24/21 25,000,002 21,236,766
410,500 Chinook Therapeutics, Inc., CVR, 6/30/30 ......... 8/14/23 160,095 395,806
3,698,772 ClearMotion , Inc. ............................ 12/21/18 10,000,000 381,698
1,037,942 ClearMotion , Inc., A-3 ......................... 3/23/23 — 142,450
6,477,294 ClearMotion , Inc., A-4 ......................... 12/21/21 625,000 824,398
98,754 Flock Group, Inc., G .......................... 3/08/24 9,999,899 9,999,899
709,046 Newsela, Inc., D ............................. 1/21/21 15,000,010 12,915,705
625,361 OneTrust LLC, A ............................ 3/10/23 6,878,971 9,446,475
56,457 OneTrust LLC, A-1 ........................... 3/10/23 621,027 852,819
554,878 Optoro , Inc., E .............................. 7/24/18 - 12/01/21 10,919,999 8,998,985

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8. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended April 30, 2024, investments in
“affiliated companies” were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund (continued)
148,478 ServiceTitan , Inc. ............................ 2/28/24 $ 10,096,504 $ 9,999,993
1,542,673 Smule , Inc., 144A, G ......................... 5/31/16 11,099,995 993,216
352,675 Smule , Inc., 144A, H ......................... 4/27/17 2,999,995 268,275
162,712 Smule , Inc., J ............................... 8/05/22 - 11/28/22 764,393 2,325,203
361,111 Tula eTechnology , Inc. ........................ 11/01/18 — —
3,611,111 Tula eTechnology , Inc., E ...................... 9/08/17 6,500,000 6,478,900
Total Restricted Securities (Value is 3.5% of Net Assets) .............. $143,165,881 $97,859,407
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth Fund
347,106 Benchling , Inc., F ............................ 10/20/21 $ 11,349,082 $ 4,869,742
570,121
a
Blaize , Inc., 10%, 12/09/24 ..................... 1/19/23 570,121 570,178
1
a
Blaize , Inc., 12/09/25 ......................... 1/19/23 57 —
146,765
a
Blaize , Inc., 9/19/25 .......................... 9/20/22 - 9/22/22 5 130,391
1,948,384
a
Blaize , Inc., D .............................. 3/02/21 - 11/09/21 20,346,009 11,660,901
1,467,659
a
Blaize , Inc., D-2 ............................. 4/01/22 - 9/20/22 7,099,996 6,776,488
227,829 Databricks, Inc., G ........................... 2/01/21 13,469,850 17,131,212
793,714 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 14,052,061 58,061,819
423,782 Newsela, Inc., D ............................. 1/21/21 8,965,193 7,719,448
767,526 OneTrust LLC, C ............................ 4/01/21 15,051,415 11,593,968
2,970,061 Phononic Devices, Inc., F ...................... 6/06/19 7,499,998 42,101
513,050 Phononic Devices, Inc., G-2 .................... 1/17/20 - 11/03/20 47 40,186
923,808 Phononic , Inc., Advance Term Loan, PIK, 12%, 6/30/25 10/17/22 - 4/01/24 877,552 813,040
117,763 Phononic , Inc., H ............................ 10/17/22 460,645 389,779
47,104 Phononic , Inc., H, 10/17/27 .................... 10/17/22 44,029 12,474
Total Restricted Securities (Value is 3.1% of Net Assets) .............. $99,786,060 $119,811,727
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $1,804,600 as of April 30, 2024.
7. Restricted Securities
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Warrants/
Principal
Amount* Held
at End
of Year
Investment
Income
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Optoro , Inc., E ....... $ 8,167,495 $ — $ — $ — $ —
a
$ —
a
—
a
$ —
Talkdesk , Inc., C ..... 9,955,707 — — — —
a
—
a
—
a
—
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $18,123,202 $— $— $— $— $— $—
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
1661, Inc., F ........ 6,545,566 — — — 689,671 7,235,237 3,436,485 —
Benchling , Inc., F ..... 5,803,206 — — — (439,624) 5,363,582 382,306 —
EyePoint Pharmaceuticals,
Inc. ............ 12,290,588 977,196 (18,005,458) 5,965,328 —
a
—
a
—
a
—
Optoro , Inc., E ....... 8,150,632 — — — —
a
—
a
—
a
—
Paymentus Holdings, Inc.,
A .............. 18,067,319 — (3,588,726) (2,966,532) —
a
—
a
—
a
—
Total Affiliated Securities
(Value is 0.5% of Net
Assets) .......... $50,857,311 $977,196 $(21,594,184) $2,998,796 $250,047 $12,598,819 $—
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Benchling , Inc., F ..... 5,268,888 — — — (399,146) 4,869,742 347,106 —
Blaize , Inc., 9/19/25 ... — — — — 130,391 130,391 146,765 —
Blaize , Inc., 12/09/25 .. — — — — — — 1 —
Blaize , Inc., 8/23/33 ... — — — — — — 1 —
Blaize , Inc., D ....... 3,051,900 — — — 8,609,001 11,660,901 1,948,384 —
Blaize , Inc., D, 2/28/24 . — — —
b
— — —
c
— —
Blaize , Inc., D-2 ...... 1,094,514 — — — 5,681,974 6,776,488 1,467,659 —
OneTrust LLC, C ..... 7,746,763 — — — —
a
—
a
—
a
—
Phononic Devices, Inc., F 2,020,235 — — — —
a
—
a
—
a
—
Phononic Devices, Inc.,
G-2 ............ 771,484 — — — —
a
—
a
—
a
—
Phononic , Inc., H ..... 563,212 — — — —
a
—
a
—
a
—
Phononic , Inc., H,
10/17/27 ......... 60,114 — — — —
a
—
a
—
a
—
Interest
Blaize , Inc., 10%, 12/09/24 570,178 — — — — 570,178 570,121 57,012
Blaize , Inc., 10%, 1/03/25 — 1,804,600 — — — 1,804,600 1,804,600 124,317
8. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended April 30, 2024, the Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Warrants/
Principal
Amount* Held
at End
of Year
Investment
Income
Franklin Small-Mid Cap Growth Fund (continued)
Non-Controlled Affiliates
Phononic , Inc., Advance
Term Loan, PIK, 12%,
6/30/25 .......... $ 625,802 $ 155,370
b
$ — $ — $ —
a
$ —
a
—
a
$ 86,339
Total Affiliated Securities
(Value is 0.7% of Net
Assets) .......... $21,773,090 $1,959,970 $— $— $14,022,220 $25,812,300 $267,668
*
In U.S. dollars unless otherwise indicated.
a
As of April 30, 2024, no longer an affiliate.
b
May include accretion, amortization, and/or other cost basis adjustments.
c
As of April 30, 2024, no longer held by the fund.
8. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2024, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 68,436,848 $ — $ 13,857,129 $ 82,293,977
Automobiles .......................... 13,055,768 — — 13,055,768
Beverages ........................... 54,211,051 — — 54,211,051
Biotechnology ......................... 17,539,095 — — 17,539,095
Broadline Retail ....................... 290,131,975 — — 290,131,975
Building Products ...................... 53,641,250 — — 53,641,250
Capital Markets ........................ 145,891,571 — — 145,891,571
Chemicals ........................... 69,052,572 — — 69,052,572
Commercial Services & Supplies ........... 57,267,499 — 8,661,941 65,929,440
Construction Materials .................. 33,624,434 — — 33,624,434
Electrical Equipment .................... 11,454,814 — — 11,454,814
Entertainment ......................... 62,799,633 — — 62,799,633
Financial Services ...................... 146,806,493 — — 146,806,493
Food Products ........................ 52,228,740 — — 52,228,740
Ground Transportation .................. 94,356,135 — — 94,356,135
Health Care Equipment & Supplies ......... 126,339,256 — — 126,339,256
Health Care Providers & Services .......... 128,186,215 — — 128,186,215
Hotels, Restaurants & Leisure ............. 188,979,202 — — 188,979,202
Interactive Media & Services .............. 352,861,894 — — 352,861,894
IT Services ........................... 87,766,391 — 15,917,783 103,684,174
Leisure Products ....................... — — 75,342,166 75,342,166
Life Sciences Tools & Services ............ 147,230,766 — — 147,230,766
Personal Care Products ................. 61,801,513 — — 61,801,513
Pharmaceuticals ....................... 137,814,725 — — 137,814,725
Professional Services ................... 80,906,436 — — 80,906,436
Real Estate Management & Development .... 37,494,075 — — 37,494,075
Semiconductors & Semiconductor Equipment . 570,138,674 — — 570,138,674
Software ............................. 822,247,090 — 651,101 822,898,191
Specialty Retail ........................ 23,290,519 — — 23,290,519
Technology Hardware, Storage & Peripherals . 111,078,495 — — 111,078,495
Convertible Preferred Stocks ................ — — 45,207,350 45,207,350
Preferred Stocks ......................... — — 44,917,973 44,917,973
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 29,827,973 — — 29,827,973
Total Investments in Securities ........... $4,076,461,102 $— $204,555,443 $4,281,016,545
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 175,223,932 — — 175,223,932
Banks ............................... 36,041,932 — — 36,041,932
Biotechnology ......................... 225,473,318 — — 225,473,318
Capital Markets ........................ 75,886,455 — — 75,886,455
Communications Equipment .............. 17,137,470 — — 17,137,470
Construction & Engineering ............... 104,324,591 — — 104,324,591
Consumer Staples Distribution & Retail ...... 13,738,912 — — 13,738,912
Diversified Consumer Services ............ 9,908,822 — — 9,908,822
Electronic Equipment, Instruments &
Components ........................ 49,353,261 — — 49,353,261
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Small Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Energy Equipment & Services ............. $ 48,732,200 $ — $ — $ 48,732,200
Financial Services ...................... 114,008,952 — — 114,008,952
Food Products ........................ 78,596,176 — — 78,596,176
Health Care Equipment & Supplies ......... 164,601,248 — — 164,601,248
Health Care Providers & Services .......... 104,259,057 — — 104,259,057
Health Care Technology ................. 48,815,402 — — 48,815,402
Hotel & Resort REITs ................... 17,069,844 — — 17,069,844
Hotels, Restaurants & Leisure ............. 191,148,954 — — 191,148,954
Household Durables .................... 63,777,013 — — 63,777,013
Industrial REITs ....................... 25,189,404 — — 25,189,404
Interactive Media & Services .............. 32,620,848 — — 32,620,848
IT Services ........................... 9,954,808 — — 9,954,808
Life Sciences Tools & Services ............ 5,347,557 — — 5,347,557
Machinery ............................ 56,316,806 — — 56,316,806
Media ............................... 36,104,580 — — 36,104,580
Oil, Gas & Consumable Fuels ............. 44,793,700 — — 44,793,700
Passenger Airlines ..................... 54,357,215 — — 54,357,215
Personal Care Products ................. 73,271,211 — — 73,271,211
Pharmaceuticals ....................... 63,269,940 — — 63,269,940
Professional Services ................... 60,111,105 — — 60,111,105
Semiconductors & Semiconductor Equipment . 170,775,169 — — 170,775,169
Software ............................. 287,671,969 — 10,381,691 298,053,660
Specialty Retail ........................ 81,415,032 — — 81,415,032
Textiles, Apparel & Luxury Goods .......... 24,983,679 — — 24,983,679
Trading Companies & Distributors .......... 44,437,030 — — 44,437,030
Convertible Preferred Stocks ................ — — 69,375,686 69,375,686
Preferred Stocks ......................... — — 17,706,224
a
17,706,224
Rights ................................. — — 395,806 395,806
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 106,963,198 — — 106,963,198
Total Investments in Securities ........... $2,715,680,790 $— $97,859,407 $2,813,540,197
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 130,176,517 — — 130,176,517
Automobile Components ................. 18,857,975 — — 18,857,975
Beverages ........................... 29,755,225 — — 29,755,225
Biotechnology ......................... 81,735,448 — — 81,735,448
Building Products ...................... 99,041,814 — — 99,041,814
Capital Markets ........................ 306,324,806 — — 306,324,806
Commercial Services & Supplies ........... 40,467,870 — — 40,467,870
Containers & Packaging ................. 42,000,224 — — 42,000,224
Electrical Equipment .................... 67,044,078 — — 67,044,078
Electronic Equipment, Instruments &
Components ........................ 58,392,295 — — 58,392,295
Energy Equipment & Services ............. 28,855,647 — — 28,855,647
Entertainment ......................... 48,702,976 — — 48,702,976
Financial Services ...................... 55,414,300 — — 55,414,300
Food Products ........................ 72,353,795 — — 72,353,795
Ground Transportation .................. 53,059,320 — — 53,059,320
Health Care Equipment & Supplies ......... 193,760,946 — — 193,760,946
Health Care Providers & Services .......... 26,127,101 — — 26,127,101
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Health Care Technology ................. $ 66,502,301 $ — $ — $ 66,502,301
Hotels, Restaurants & Leisure ............. 235,040,709 — — 235,040,709
Household Durables .................... 25,292,090 — — 25,292,090
Industrial REITs ....................... 29,305,520 — — 29,305,520
Insurance ............................ 44,379,879 — — 44,379,879
Interactive Media & Services .............. 83,773,312 — — 83,773,312
IT Services ........................... 197,028,865 — — 197,028,865
Leisure Products ....................... — — 58,061,819 58,061,819
Life Sciences Tools & Services ............ 226,307,734 — — 226,307,734
Machinery ............................ 80,923,976 — — 80,923,976
Media ............................... 30,633,057 — — 30,633,057
Oil, Gas & Consumable Fuels ............. 97,452,735 — — 97,452,735
Passenger Airlines ..................... 29,441,160 — — 29,441,160
Personal Care Products ................. 29,834,001 — — 29,834,001
Pharmaceuticals ....................... 32,394,375 — — 32,394,375
Professional Services ................... 187,204,785 — — 187,204,785
Residential REITs ...................... 28,137,343 — — 28,137,343
Semiconductors & Semiconductor Equipment . 155,955,295 — — 155,955,295
Software ............................. 439,353,395 — — 439,353,395
Specialized REITs ...................... 23,916,420 — — 23,916,420
Specialty Retail ........................ 187,296,974 — — 187,296,974
Textiles, Apparel & Luxury Goods .......... 25,999,260 — — 25,999,260
Trading Companies & Distributors .......... 68,793,554 — — 68,793,554
Convertible Preferred Stocks ................ — — 59,793,860 59,793,860
Preferred Stocks ......................... — — 429,965 429,965
Warrants ............................... — — 142,865
a
142,865
Convertible Bonds ....................... — — 1,804,600 1,804,600
Corporate Bonds ........................ — — 570,178 570,178
Senior Floating Rate Interests ............... — — 813,040 813,040
Short Term Investments ................... 132,529,127 — — 132,529,127
Total Investments in Securities ........... $3,809,566,204 $— $121,616,327 $3,931,182,531
a
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At April 30, 2024, the reconciliations are as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . $ 10,999,989 $ — $ — $ — $ — $ — $ — $ 2,857,140 $ 13,857,129 $ 2,857,140
Commercial Services &
Supplies ........ 7,056,488 — — — — — — 1,605,453 8,661,941 1,605,453
Health Care Equipment
& Supplies ....... 16,934,771 — — — (16,934,771) — — — — —
IT Services ........ 9,178,870 3,300,250 — — — — — 3,438,663 15,917,783 3,438,663
Leisure Products .... 71,332,234 — — — — — — 4,009,932 75,342,166 4,009,932
Software .......... 732,694 — — — — — — (81,593) 651,101 (81,593)
Convertible Preferred
Stocks :
Software .......... 35,421,533 — — — — — — 9,785,817 45,207,350 9,785,817
Preferred Stocks :
Commercial Services &
Supplies ........ 8,167,495 — — — — — — 850,108 9,017,603 850,108
Health Care Providers &
Services ........ 18,953,290 — — — — — — 1,410,094 20,363,384 1,410,094
Software .......... 15,232,654 — — — — — — 304,332 15,536,986 304,332
Escrows and Litigation
Trusts : —
d
— —
d
— — — — — —
d
—
Total Investments in
Securities ............ $194,010,018 $3,300,250 $— $— $(16,934,771) $— $— $24,179,946 $204,555,443 $24,179,946
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Software .......... 429,531 10,096,503 — — — — — (144,343) 10,381,691 (144,343)
Convertible Preferred
Stocks :
Automobile Components — 9,999,899 — — — — — — 9,999,899 —
Diversified Consumer
Services ........ 12,019,999 — — — — — — 895,706 12,915,705 895,706
Software .......... 35,813,345 — — — — — — 3,411,500 39,224,845 3,411,500
Specialty Retail ..... 6,545,566 — — — — — — 689,671 7,235,237 689,671
Preferred Stocks :
Automobile Components 6,232,998
d
— — — — — — 245,902 6,478,900
d
245,902
Commercial Services &
Supplies ........ 8,150,632 — — — — — — 848,353 8,998,985 848,353
Software .......... 2,698,021 — — — — — — (469,682) 2,228,339 (469,682)
Rights :
Biotechnology ...... — 160,095 — — — — — 235,711 395,806 235,711
Escrows and Litigation
Trusts ........... —
d
— —
d
— — — — — —
d
—
Total Investments in
Securities ............ $71,890,092 $20,256,497 $— $— $— $— $— $5,712,818 $97,859,407 $5,712,818
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... $ 54,971,598 $ — $ — $ — $ — $ — $ — $ 3,090,221 $ 58,061,819 $ 3,090,221
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ 7,184,103 — — — — — — 535,345 7,719,448 535,345
Semiconductors &
Semiconductor
Equipment ....... 2,020,235 — — — — — — (1,978,134) 42,101 (1,978,134)
Software .......... 28,719,105 — — — — — — 23,313,206 52,032,311 23,313,206
Preferred Stocks :
Semiconductors &
Semiconductor
Equipment ....... 1,334,696 — — — — — — (904,731) 429,965 (904,731)
Warrants :
Semiconductors &
Semiconductor
Equipment ....... 60,114 — — — — — — (47,640) 12,474 (47,640)
Software .......... —
d
—
d
—
d
— — — — 130,391 130,391
d
130,391
Convertible Bonds :
Software .......... — 1,804,600 — — — — — — 1,804,600 —
Corporate Bonds :
Software .......... 570,178 — — — — — — — 570,178 —
Senior Floating Rate
Interests :
Semiconductors &
Semiconductor
Equipment ....... 625,802 127,779 — — — 27,591 — 31,868 813,040 31,868
Escrows and Litigation
Trusts : —
d
— —
d
— — — — — — —
Total Investments in
Securities ............ $95,485,831 $1,932,379 $— $— $— $27,591 $— $24,170,526 $121,616,327 $24,170,526
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred out of Level 3 as a result of the availability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2024, are as follows:
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products. . . . . . . $75,342,166 Market comparables Discount for lack of marketability
13.7% Decrease
Estimated Revenue $7.5 bil Increase
EV / revenue multiple 4.5x Increase
Convertible Preferred Stocks:
Software. . . . . . . 25,436,387 Market comparables Discount for lack of marketability
4.9% Decrease
EV / revenue multiple 20.7x Increase
Revenue $2.4 bil Increase
Trade Price $66.0 Increase
Volatility 32.8% Increase
All Other Investments. . . . 103,776,890
b,c
Total. . . . . . . . . . . . . . . . . . $204,555,443
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Convertible Preferred Stocks:
Software . . . . . . . . . . . . . .  $21,236,766 Market comparables Discount for lack of marketability
8.0% Decrease
Estimated Revenue $481.5 mil Increase
EV / revenue multiple 5.0x Increase
Volatility 27.3% Increase
All Other Investments. . . . 76,622,641
b,c
Total. . . . . . . . . . . . . . . . . . $97,859,407
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products
............
$58,061,819 Market comparables Discount for lack of
marketability
13.7% Decrease
Estimated Revenue $7.5 bil Increase
EV / revenue multiple 4.5x Increase
All Other Investments. . . . . . . . . 63,554,508
b,c
Total. . . . . . . . . . . . . . . . . . . . . . $121,616,327
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
c
Includes financial instruments determined to have no value.
Abbreviations List
EV - Enterprise value
Selected Portfolio
ADR
American Depositary Receipt
CVR
Contingent Value Right
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
10. Fair Value Measurements
(continued)

Franklin Strategic Series

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Annual Report
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Strategic Series and Shareholders of Franklin Growth Opportunities Fund, Franklin Small
Cap Growth Fund and Franklin Small-Mid Cap Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Growth Opportunities Fund, Franklin Small Cap Growth Fund and Franklin Small-Mid Cap Growth Fund (three of the funds constituting Franklin Strategic Series, hereafter collectively referred to as the "Funds") as of April 30, 2024, the related statements of operations for the year ended April 30, 2024, the statements of changes in net assets for each of the two years in the period ended April 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
April 30, 2024 and each of the financial highlights for each of the five years in the period ended April 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
June 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Strategic Series
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended April 30, 2024:
Pursuant to:
Franklin Growth
Opportunities
Fund
Franklin
Small Cap
Growth Fund
Franklin
Small-Mid Cap
Growth Fund
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $520,926,655 — —
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $14,415,996 $10,648,692 $20,119,895
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $16,377,273 $10,648,692 $21,069,624
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $3,444,818 — —
Section 163(j) Interest Dividends Earned §163(j) — — $10,655

Franklin Strategic Series
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1991 117 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 117 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 117 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead
Independent Trustee
since 2019
117 Hess Corporation (exploration of oil
and gas) (1993-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023), Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 117 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 117 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of
the Board and
Trustee
Chairman of the
Board since 2023
and Trustee since
2013
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1991 117 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Sonal Desai, Ph.D. (1963) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton fund complex.
Independent Board Members
(continued)

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Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors, LLC; and officer of certain funds in the Franklin
Templeton fund complex.
Christopher Kings (1974) Chief Executive
Officer – Finance
and Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since June
2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

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Annual Report
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Strategic Series
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN STRATEGIC SERIES
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
(each a Fund)
At an in-person meeting held on April 16, 2024 (Meeting),
the Board of Trustees (Board) of Franklin Strategic Series
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters, and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined, through the exercise of
its business judgment, that the terms of the Management
Agreement are fair and reasonable and that the continuance
of the Management Agreement is in the best interests of the
applicable Fund and its shareholders. While attention was
given to all information furnished, the following discusses
some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged the
ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development
of strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its continued reassessment of
the fund offerings in response to FT acquisitions and the

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Shareholder Information

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Annual Report
market environment, as well as project initiatives and capital investments relating to the services provided to the Funds
by the FT organization. The Board specifically noted FT’s
commitment to technological innovation and advancement,
including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended December
31, 2023. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Growth Opportunities Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional multi-cap growth funds. The Board noted that the
Fund’s annualized total return for the one-, three-, five- and
10-year periods was above the median of its Performance
Universe. The Board concluded that the Fund’s performance
was satisfactory.
Franklin Small Cap Growth Fund and Franklin Small-Mid
Cap Growth Fund - The Performance Universe for the
Franklin Small Cap Growth Fund included the Fund and
all retail and institutional small-cap growth funds. The
Performance Universe for Franklin Small-Mid Cap Growth
Fund included the Fund and all retail and institutional
mid-cap growth funds. The Board noted that each Fund’s
annualized total return for the one- and five-year periods
was above the median of its Performance Universe, but
for the three- and 10-year periods was below the median
of its Performance Universe. The Board further noted that
each Fund’s one-year annualized total return was in the first quintile. The Board concluded that each Fund’s performance
was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for each of
the other funds in each Fund’s respective Expense Group.
The Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Franklin Growth Opportunities
Fund included the Fund, 12 other multi-cap growth funds
and one mid-cap growth fund. The Expense Group for the
Franklin Small Cap Growth Fund included the Fund and 14
other small-cap growth funds. The Expense Group for the
Franklin Small-Mid Cap Growth Fund included the Fund and
11 other mid-cap growth funds. The Board noted that the
Management Rates and actual total expense ratios for these
Funds were below the medians and in the first quintile (least expensive) of their respective Expense Groups. The Board
concluded that the Management Rates charged to these
Funds are reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided

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Annual Report
by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2023, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that an independent registered public accounting firm has
been engaged by the Manager to periodically review and
assess the allocation methodologies to be used solely by the
Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Manager’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that each
Fund had experienced a significant decrease in assets and
would not be expected to demonstrate additional economies
of scale in the near term, but concluded that to the extent
economies of scale may be realized by the Manager and its
affiliates, each Fund’s management fee structure provided a
sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

Franklin Strategic Series
Shareholder Information

franklintempleton.com
Annual Report
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FSS1 A 06/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Strategic Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Series
April 30, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin Biotechnology Discovery Fund Franklin Natural Resources Fund
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin Strategic Series
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Annual Report
SHAREHOLDER LETTER
Dear Shareholder:
We are pleased to provide the annual report of Franklin
Strategic Series for the 12-month reporting period ended
April 30, 2024. Please read on for a detailed look at
prevailing economic and market conditions during the Fund’s
reporting period and to learn how those conditions have
affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance;
• Market insights and commentaries from our portfolio
Managers; and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Strategic Series
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report
2
Contents
Franklin Biotechnology Discovery Fund 3
Franklin Natural Resources Fund 10
Financial Highlights and Schedules of Investments 18
Financial Statements 34
Notes to Financial Statements 38
Report of Independent Registered
Public Accounting Firm 53
Tax Information 54
Board Members and Officers 55
Shareholder Information 60
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
Franklin Biotechnology Discovery Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks capital appreciation. We are research-
driven, fundamental investors, pursuing a growth strategy.
As bottom-up investors focusing primarily on individual
securities, we choose companies that have identifiable
drivers of future earnings growth and that present, in our
opinion, the best trade-off between potential earnings
growth, business and financial risk, and valuation. Also,
in seeking sustainable growth characteristics, we look for
companies that we believe can produce sustainable earnings
growth and cash flow growth or the potential to generate
income. We rely on a team of analysts to help provide
in-depth industry expertise and use both qualitative and
quantitative analysis to evaluate companies for distinct and sustainable competitive advantages likely to lead to growth
in earnings and/or share price. Competitive advantages,
such as a particular product niche, proven technology, sound financial position and strong management, are all factors we believe may contribute to strong growth potential.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. For the year ended April 30, 2024, U.S. equities, as
measured by the Standard & Poor’s
®
500 Index, posted
a positive total return. Inflation slowed amid higher
interest rates, while the economy’s continued strength
helped drive equity gains and alleviated concerns about a
recession. Technology-related stocks in particular helped
support equity prices amid cost-cutting efforts and investor optimism that artificial intelligence (AI) would lead to strong growth opportunities, particularly for the manufacturers of
microchips that power new AI applications.
The U.S. economy was strong, posting solid gross domestic
product (GDP) annual growth in the final three quarters of
2023. However, the expansion slowed in the first quarter
of 2024 amid slower growth in consumer spending,
exports, and state and local government spending, as
well as a decline in federal government spending. Despite
a deceleration in the first quarter, consumer spending
continued to power the economy, helped by higher asset
prices and increased wages. The labor market remained
tight but showed some signs of easing. Unemployment
increased slightly while remaining low by historical
standards, and wages continued to grow, albeit at a slower
pace. Improving economic conditions bolstered consumer
confidence, but sentiment remained well below pre-
pandemic levels. Higher interest rates during the 12-month
period meant elevated borrowing costs for individuals and
businesses, which dampened some economic activity,
especially in the housing market. The U.S. Federal Reserve
(Fed) shifted its monetary policy, moving from a tightening
stance early in the 12 months under review to a more
neutral policy as the period continued and inflation generally decelerated.
Against this backdrop, health care equities ended the
annual period with much smaller gains than the broader
stock market averages (both in the U.S. and globally),
having underperformed seven out of 10 other sector
groups; only real estate, utilities and consumer staples fared worse than health care. As it pertains to the Fund’s core
investments, lagging biotechnology industry stocks were
nearly unchanged amid heightened volatility as the selloff
that characterized the first half the year was more or less
offset by gains associated with a multi-month rally that began in November 2023 (extending through March 2024, ahead
of April’s modest pullback). Life sciences tools and services industry stocks fared even worse as they generally ended
the annual period in negative territory. Pharmaceuticals
stocks, meanwhile, broke out to the upside and posted the
strongest returns among the six industries that comprise the health care sector.
Q. How did we respond to these changing market
conditions?
A. As the biotechnology industry began to move off a cyclical low point, we prepared the portfolio for an environment
of greater interest rate stability, M&A activity and IPO
(initial public offering) launches, while sticking to the kind of selective approach we believe is necessary to identify
the best opportunities in the dynamic and competitive
biotechnology field. Our approach considered key aspects
such as (1) serving a large total addressable market with
potential for significant future revenue opportunities; (2)
discounted valuation with upside from pipeline potential; and
(3) clinically derisked or commercial stage assets.
We keep in mind that large pharmaceutical companies are
seeking to replenish their pipelines with promising biotech
candidates while addressing profitability pressures arising
from upcoming patent losses. Even though IPO activity
increased in the latter half of the period, indicating renewed investor interest, biotech and pharmaceutical industries
continue to face challenges tied to regulatory uncertainty,
pricing pressure, and looming patent expirations.
The biotech space increasingly appeared poised to benefit
from innovation and reinvigorated capital markets in 2024
and beyond, with the current wave of innovation happening
in areas like oncology, immunology, and gene editing. We
are encouraged as companies have centered their efforts
on new drug discovery platforms, novel compounds, and

Franklin Biotechnology Discovery Fund
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Annual Report
areas of significant unmet medical need. For example, we
became more enthusiastic about progress in the areas of
radiopharmaceuticals and antibody drug conjugates (ADCs),
and also believe further progress in the fields of cell therapy, gene therapy, and gene editing can allow the industry to
address diseases in areas of significant unmet medical
need. GLP-1 (glucagon-like peptide 1) agonists and weight
loss treatments were another area of interest as the fervor
around these drugs has rapidly expanded the market over
the past year.
At this point in the business cycle, and from a risk
management standpoint, portfolio turnover picked up on
a year-over-year basis as stock rotation—the strategy of
shifting investments based on changing business conditions
and market cycles—was driven by profitably reducing
or eliminating some of the year’s biggest upside movers
while maintaining or lifting the portfolio’s ongoing focus on smaller biotech companies. As we executed our strategy,
diversification increased in the build-up and the total number of issuers held by the portfolio rose from 77 to 86 during
the fiscal year. As we explored various new opportunities,
several existing holdings also received greater funding as
we believed they were still significantly undervalued. We
continued to evaluate ideas on a company-by-company
basis, with consideration of the most appropriate valuation
techniques.
Throughout the portfolio construction process, we aim
to achieve quality interaction and meet often with the
management of both newly identified companies and those
held in the portfolio. Ongoing communication can include
in-person meetings at our office, gatherings at an off-site
location, conference calls, as well as informal discussions.
We also interact with a company’s employees, competitors,
and relevant industry experts as part of our in-depth
fundamental research.
Performance Overview
The Fund’s Class A shares posted a +17.67% cumulative
total return for the 12 months under review. In comparison,
the NASDAQ Biotechnology Index
®
, which tracks U.S. and
international-based biotechnology stocks, posted a -0.60%
cumulative total return.
1
Also in comparison, the Standard &
Poor’s
®
500 Index (S&P 500
®
), which is a broad measure of
the U.S. stock market, posted a +22.66% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Portfolio Composition
4/30/24
% of Total
Net Assets
Biotechnology 77.2%
Pharmaceuticals 15.2%
Life Sciences Tools & Services 3.9%
Other
*
1.0%
Short-Term Investments & Other Net Assets 2.7%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
4/30/24
Company
Industry, Country
% of Total
Net Assets
a a
Amgen, Inc. 7.1%
Biotechnology, United States
Regeneron Pharmaceuticals, Inc. 6.3%
Biotechnology, United States
Vertex Pharmaceuticals, Inc. 5.3%
Biotechnology, United States
Ascendis Pharma A/S 4.0%
Biotechnology, Denmark
AstraZeneca plc 3.4%
Pharmaceuticals, United Kingdom
Biogen, Inc. 3.2%
Biotechnology, United States
Gilead Sciences, Inc. 3.0%
Biotechnology, United States
Intra-Cellular Therapies, Inc. 2.9%
Pharmaceuticals, United States
Neurocrine Biosciences, Inc. 2.6%
Biotechnology, United States
Alpine Immune Sciences, Inc. 2.6%
Biotechnology, United States
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
22
.

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Q. What were the leading contributors to performance?
A. The Fund’s huge outperformance gap versus the
NASDAQ Biotechnology Index was made possible by
strong stock selection, especially in the biotechnology
industry. As a result, our biotech holdings posted a one-
year gain that was more than 20 times higher than the sum
of all biotech stocks tracked by the index. Over a dozen
of the Fund’s off-benchmark or overweighted biotech
holdings more than doubled in value, while a handful of
outliers in this this elite group more than tripled. Among
the standout biotech contributors were Ascendis Pharma,
Alpine Immune Sciences (purchased during the period),
Merus, Cullinan Therapeutics (formerly Cullinan Oncology),
Harpoon Therapeutics (sold by period-end) and Benitec
BioPharma. We typically keep lighter-than-index stakes
in established, large-capitalization biotech firms, and this worked in our favor as relative returns were supported by the underweighting in Gilead Sciences and others that sold off
for the year.
To a lesser extent, the Fund also fared well by avoiding
health care equipment stocks as this small industry group
posted very steep losses on the index. Most of our other key contributors were individual holdings in the pharmaceuticals industry, where heavily-overweighted positions in EyePoint
Pharmaceuticals and CymaBay Therapeutics (sold by
period-end) nearly tripled in value.
Q. What were the leading detractors from performance?
A. Some of the Fund’s overweighted or off-benchmark
biotech and pharmaceutical holdings experienced clinical
trial failures or other company-specific setbacks that erased most of their equity value during the year under review.
Among these key detractors were Revance Therapeutics,
Marinus Pharmaceuticals, Amylyx Pharmaceuticals (bought
and sold during the period), Acelyrin (purchased during the
period), Pliant Therapeutics, Terns Pharmaceuticals and
Reneo Pharmaceuticals (sold by period-end).
Though not as severe in terms of sheer losses, several
other detractors sustained double-digit percentage declines
and further curbed our results versus the benchmark index,
namely PTC Therapeutics, Jazz Pharmaceuticals and
Immunovant (purchased during the period).
Elsewhere in the portfolio, the Fund would have
outperformed its benchmark in the life sciences tools and
services industry if not for our lack of exposure to Medpace
Holdings, which posted a big rally on the index. Among our
active investments in this industry, Sartorius and a couple
of other off-benchmark companies further hindered relative
performance as they sold off sharply during the year.
Q. Were there any significant changes to the Fund
during the reporting period?
A. It was a very active period in terms of portfolio trading and adjustment as numerous companies were either introduced
or completely eliminated—sometimes both—while many
existing holdings remained in place while we fortified or
trimmed our allocations as the year unfolded.
In the process, biotechnology industry stocks increased
from roughly 73% of total net assets to 78% (partially
due to appreciation), while pharmaceuticals holdings
fell from roughly 19% to 14% of the whole (partially due
to depreciation). In life sciences tools and services, we
implemented a combination of new additions and sales of
existing holdings amid significant depreciation across much
of this allocation (averaging just over 5% of total net assets), which caused the Fund’s overall industry exposure to drop
modestly to just under 4% of the overall portfolio.
Thank you for your continued participation in Franklin
Biotechnology Discovery Fund. We look forward to serving
your future investment needs.
Evan McCulloch, CFA
Lead Portfolio Manager
Wendy Lam, Ph.D.
Akiva Felt
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2024, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2024
Franklin Biotechnology Discovery Fund
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +17.67% +11.20%
5-Year +36.89% +5.28%
10-Year +84.51% +5.72%
Advisor
1-Year +17.98% +17.98%
5-Year +38.63% +6.75%
10-Year +89.16% +6.58%
See page 8 for Performance Summary footnotes.

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Performance Summary
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See page 8 for Performance summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(04/30/14–04/30/24)
Advisor Class
( 04/30/14–04/30/24)

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Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The NASDAQ Biotechnology Index is a modified capitalization-weighted index designed to measure the performance of NASDAQ-listed companies classified as either biotechnology or pharmaceuticals. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Total Annual Operating Expenses
6
Share Class
A 1.07%
Advisor 0.82%

Your Fund’s Expenses
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/23
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,296.50 $5.82 $1,019.80 $5.11 1.02%
C $1,000 $1,291.50 $10.08 $1,016.07 $8.87 1.77%
R6 $1,000 $1,298.70 $3.80 $1,021.55 $3.35 0.67%
Advisor $1,000 $1,298.00 $4.38 $1,021.05 $3.85 0.77%

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Franklin Natural Resources Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks to provide high total return. Total return consists of capital appreciation and current dividend and
interest income. We are research-driven, fundamental
investors, pursuing a growth strategy. As bottom-up investors focusing primarily on individual securities, we choose
companies that have identifiable drivers of future earnings
growth and that present, in our opinion, the best trade-off
between potential earnings growth, business and financial
risk, and valuation. Also, in seeking sustainable growth
characteristics, we look for companies that we believe
can produce sustainable earnings growth and cash flow
growth or the potential to generate income. We rely on a
team of analysts to help provide in-depth industry expertise and use both qualitative and quantitative analysis to
evaluate companies for distinct and sustainable competitive
advantages likely to lead to growth in earnings and/or share price. Competitive advantages, such as a particular product
niche, proven technology, sound financial position and strong management, are all factors we believe may contribute to
strong growth potential.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. For the year ended April 30, 2024, U.S. equities, as
measured by the Standard & Poor’s
®
500 Index, posted
a positive total return. Inflation slowed amid higher
interest rates, while the economy’s continued strength
helped drive equity gains and alleviated concerns about a
recession. Technology-related stocks in particular helped
support equity prices amid cost-cutting efforts and investor optimism that artificial intelligence (AI) would lead to strong growth opportunities, particularly for the manufacturers of
microchips that power new AI applications.
Against this backdrop, prices rose across much of the global commodity complex, having gathered momentum from
December through March 2024 following a volatile series
of rallies and selloffs that left the major commodity-tracking indexes nearly unchanged from May to the December
2023 rally point. The rally more or less plateaued in April
as inflation concerns reemerged alongside potential trouble
spots in the global economic recovery tied to geoeconomic
fragmentation and diverging growth dynamics (centered on
China, but including the U.S., most European countries and
key emerging markets like Brazil, Turkey and South Africa).
Although the global economy was not suddenly booming, the
boost the Fund’s returns received from the commodity rally
was rooted in macro optimism driven by expectations that
demand will rise with nascent manufacturing improvements
in the U.S., China and elsewhere.
Among the key commodities, international benchmark crude
oil futures increased nearly 11% during the year as demand
grew alongside an uptick in perceived geopolitical risks to
supply and greater production discipline by several major
non-U.S. oil exporters. Meanwhile, U.S. natural gas prices
fell more than 17% amid abundant supplies and subdued
demand. In the metals markets, prices of copper, iron ore
and other key base metals began to rally late in the reporting period as supply-and-demand fundamentals tightened, more
than compensating for the losses they incurred in the first
half. Precious metals prices were split between gold’s rally to new all-time nominal highs, silver’s more subdued gain
of roughly 5% in the spot market, and substantial declines
in palladium and platinum prices as vehicle manufacturing
demand for these key emissions-control catalyst metals
diminished. Agricultural commodities also generally declined, even though extreme weather and shortages fueling rallies
in select items such as cocoa, orange juice and coffee. Major crops anchored the downside amid double-digit percentage
losses in corn, sugar and soybeans and a smaller drop in
wheat prices. Currency impacts limited commodity price
gains with major currencies ebbing nearly 3% against the
U.S. dollar, thereby making commodities more expensive for
most non-U.S. buyers.
Commodity-linked equities displayed some leverage as they
performed better than commodities themselves. In U.S. and
global equity markets, energy and materials sectors stocks
ranked sixth and seventh, respectively, among the 11 sector
groups, though energy stocks more than doubled the annual
gains of their materials counterparts in the natural resources universe.
Q. How did we respond to these changing market
conditions?
A. While the portfolio’s broader industry-level mix did not
change meaningfully over the 12-month period, industry
exposures did shift as we sought to reduce holdings in
companies with greater operating leverage into strength
during the summer and autumn of 2023. This was
particularly true in energy where we reduced holdings in
the oilfield services and E&P (oil and gas exploration and
production) industries, while increasing the weighting in
integrated oil and gas. These moves came in response to
concerns related to the potential for economic weakness
emanating from the U.S. Federal Reserve’s aggressive
monetary tightening and a general rise in interest rates.

Franklin Natural Resources Fund
11
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Annual Report
We reduced positions in several metals and mining stocks
for similar reasons, in addition to the collapse in China’s
construction market given its importance for global industrial metals demand and exports. Shares of some mining stocks
(and those of copper-focused miners in particular) were
subsequently repurchased at significantly lower levels when
we believed their equity valuations appropriately reflected
economic risks.
These portfolio actions are part of our strategy to focus on the intrinsic values of commodities and related equities
and take a dynamic, opportunistic approach to position
sizing.
Performance Overview
The Fund’s Class A shares posted a +12.41% cumulative
total return for the 12 months under review. In comparison,
the Standard & Poor’s
®
(S&P
®
) North American Natural
Resources Sector Index, which tracks companies involved
in industries such as mining, energy, timber and forestry
services, and the production of pulp and paper, posted
a +15.64% cumulative total return.
1
Also in comparison,
the Standard & Poor’s
®
500 Index (S&P 500
®
), which is a
broad measure of the U.S. stock market, posted a +22.66%
cumulative total return.
1
Please note index performance
information is provided for reference and we do not attempt
to track any index but rather undertake investments on
the basis of fundamental research. The Fund’s strategy,
which focuses on companies with higher long-term growth
potential, differs from the natural resources index’s large
weighting in income-oriented companies that we believe
typically provide more limited opportunities for growth.
This difference may occasionally lead to wide performance
discrepancies, especially in periods when investors focus
on short-term “safety” and yield or, conversely, when
investors focus more heavily on companies with stronger
growth prospects and greater commodity price leverage.
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 14 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Geographic Composition
4/30/24
% of Total
Net Assets
North America 85.5%
Europe 6.0%
Australia & New Zealand 3.7%
Latin America & Caribbean 3.6%
Other 0.7%
Short-Term Investments & Other Net Assets 0.5%
Portfolio Composition
4/30/24
% of Total
Net Assets
Oil & Gas Exploration & Production 22.5%
Integrated Oil & Gas 16.7%
Oil & Gas Equipment & Services 11.3%
Oil & Gas Storage & Transportation 7.2%
Copper 7.0%
Gold 6.3%
Oil & Gas Refining & Marketing 6.1%
Diversified Metals & Mining 6.1%
Industrial Gases 2.4%
Fertilizers & Agricultural Chemicals 2.1%
Oil & Gas Drilling 2.0%
Metal, Glass & Plastic Containers 1.2%
Specialty Chemicals 1.2%
Construction Materials 1.1%
Electrical Components & Equipment 1.1%
Other
*
5.2%
Short-Term Investments & Other Net Assets 0.5%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
30
.

Franklin Natural Resources Fund
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Q. What were the leading contributors to performance?
A. Overall stock selection versus the benchmark S&P
North American Natural Resources Index was favorable
across the portfolio, but especially in the integrated oil and gas industry. This is where investments in off-benchmark
European energy conglomerates such as Shell topped the
benchmark return, and where substantial underweightings in
U.S. oil majors Chevron and Exxon Mobil proved helpful as
Chevron’s shares failed to advance while Exxon’s 12-month
gain trailed the index by a wide margin.
A beneficial combination of overweighting and stock
selection led to outperformance and high overall returns
in the oilfield services industry. High-conviction holdings
were instrumental as our heavily-overweighted stakes in
TechnipFMC, Liberty Energy and NexTier Oilfield Solutions
(acquired by Patterson-UTI, also a Fund holding) had
impressive rallies that more than doubled the benchmark
return.
Most of the other standout contributors were linked to
metals and mining, though there were also some non-core
renewable energy and “green tech” holdings that served
as tangential off-benchmark outliers to the upside. The
copper market heated up late in the period and set off a
sharp rally in nearly all related holdings, none more so than key off-benchmark contributors Lundin Mining, Antofagasta
and Capstone Copper. Our outperformance in the gold
industry, however, was based on our avoidance of several
index component companies that fared poorly; the key
“contributor-by-omission” in this regard was Franco-Nevada.
The Fund also fared well through its lack of exposure to
underperforming silver- and aluminum-focused miners.
Gains linked to the Fund’s primary investments in
energy and metals were enhanced by select energy
grid construction/engineering and specialty equipment
companies involved in offshore wind farms, energy networks
and similar projects. This is how our small off-benchmark
exposure to the construction and engineering industry
did well to support absolute and relative performance,
as all three related holdings posted benchmark-beating,
double-digit percentage gains. Water infrastructure and
treatment was another niche area of notable strength as the
Fund’s stake in Xylem—situated in the off-index industrial
machinery, supplies and components industry—rose solidly
beyond the benchmark return.
Q. What were the leading detractors from performance?
A. A host of minor off-benchmark industry allocations
suffered big losses including electrical components
and equipment, which is where FREYR Battery, Shoals
Technologies and other “energy transition” developers
and manufacturers tied to utility-scale energy storage and
mobility are situated. Amid project delays and plummeting
lithium prices, our investment in Li-Cycle Holdings also
lost considerable equity value. Further up the lithium value chain, lithium miner Albemarle was a standout detractor in
the specialty chemicals industry. Wind-blade manufacturer
TPI Composites, our sole position in the heavy electrical
equipment industry, also posted significant declines due to
delays in wind projects and soft order trends. In the industrial gases industry, our results were split between a solid index-
topping gain for Linde that was countered by a sizable
selloff in Air Products & Chemicals, which had a much larger negative impact on relative returns than the contribution to performance from Linde. Fertilizer and agricultural chemical producers such as Nutrien and Corteva also sold off to a
lesser extent.
Stock selection and underweighting worked against relative
performance in the Exploration & Production industry, which
remained the Fund’s largest allocation at nearly 22% of total net assets (on average). Although these stocks had a superb
year in absolute terms, the Fund lacked exposure to several
index component companies that underwent strong rallies
and more than doubled the peer group average, including
Diamondback Energy.
The rest of the key detractors were diversified metals
producers and gold-focused mining and exploration
companies; in particular, the drag from losses tied to off-
benchmark BHP Group, 29 Metals and others led to negative
overall returns in the diversified metals and mining industry,
Top 10 Holdings
4/30/24
Company
Industry, Country
% of Total
Net Assets
a a
ConocoPhillips 4.7%
Oil, Gas & Consumable Fuels, United States
Chevron Corp. 4.3%
Oil, Gas & Consumable Fuels, United States
Exxon Mobil Corp. 4.0%
Oil, Gas & Consumable Fuels, United States
Freeport-McMoRan, Inc. 3.2%
Metals & Mining, United States
EOG Resources, Inc. 3.1%
Oil, Gas & Consumable Fuels, United States
Canadian Natural Resources Ltd. 3.0%
Oil, Gas & Consumable Fuels, Canada
Shell plc 2.6%
Oil, Gas & Consumable Fuels, United States
Suncor Energy, Inc. 2.4%
Oil, Gas & Consumable Fuels, Canada
Pioneer Natural Resources Co. 2.4%
Oil, Gas & Consumable Fuels, United States
Schlumberger NV 2.4%
Energy Equipment & Services, United States

Franklin Natural Resources Fund
13
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Annual Report
while the Fund’s favorable outcome in the gold industry
would have been much better if not for the sharp selloff
in SSR Mining (overweight), which experienced setbacks
associated with a tailings dam failure at one of its operations in Turkey; SSR was no longer in the portfolio at period-end.
From a wider perspective, most of the Fund’s gold-focused
holdings decoupled from physical gold’s appreciation and
traded lower instead.
Q. Were there any significant changes to the Fund
during the reporting period?
A. The Fund remained nearly fully invested with a
persistently low, sub-1% cash level. Our energy-related
industry allocations continued to dominate the portfolio’s
composition and were maintained at or near similar
beginning and ending levels, though the portfolio has
less exposure to industries that typically display greater
operational levels or cyclicality.
Metals and other materials-related exposures were also
fairly steady throughout the year under review. However,
we primarily focus on copper miners when adding back
to positions during times of weakness in the fall and early
winter. Subtle shifts were made throughout the portfolio’s
smaller non-core tier, including a notable increase in
exposure to energy infrastructure construction and
engineering companies. At the same time, some minimal
industry allocations shrank from the effects of depreciation, including electrical components and equipment; heavy
electrical equipment; and environmental facilities and
services.
Thank you for your continued participation in Franklin Natural
Resources Fund. We look forward to serving your future
investment needs.
Frederick G. Fromm, CFA
Lead Portfolio Manager
Matthew Adams, CFA
Stephen M. Land, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2024, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2024
Franklin Natural Resources Fund
14
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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +12.41% +6.21%
5-Year +44.63% +6.45%
10-Year -8.53% -1.45%
Advisor
1-Year +12.72% +12.72%
5-Year +46.52% +7.94%
10-Year -6.11% -0.63%
See page 16 for Performance Summary footnotes.

Franklin Natural Resources Fund
Performance Summary
15
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Annual Report
See page 16 for Performance summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(04/30/14–04/30/24)
Advisor Class
( 04/30/14–04/30/24)

Franklin Natural Resources Fund
Performance Summary
16
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. The investment style may become out of favor, which may have a negative impact on performance. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets . The manager may consider environmental, social and governance (ESG)
criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Funds total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 8/31/2024 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The S&P North American Natural Resources Sector Index is a modified capitalization-weighted index that includes companies involved in extractive industries (mining), energy and forestry services, producers of pulp and paper, and owners and operators of timber tracts or plantations. The S&P 500 is a market capitaliza-
tion-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(5/1/23–4/30/24)
Share Class
Net Investment
Income
A $0.5704
C $0.4575
R6 $0.6166
Advisor $0.5971
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.97% 0.98%
Advisor 0.72% 0.73%

Your Fund’s Expenses
Franklin Natural Resources Fund
17
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/23
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,115.70 $5.39 $1,019.77 $5.14 1.02%
C $1,000 $1,111.60 $9.31 $1,016.04 $8.89 1.77%
R6 $1,000 $1,118.00 $3.26 $1,021.79 $3.11 0.62%
Advisor $1,000 $1,117.30 $4.07 $1,021.02 $3.88 0.77%

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a
Year Ended April 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $112.50 $101.90 $163.50 $150.48 $138.85
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.48) (0.47) (0.75) (0.99) (0.69)
Net realized and unrealized gains (losses) ........... 20.36 11.21 (43.17) 38.85 26.48
Total from investment operations .................... 19.88 10.74 (43.92) 37.86 25.79
Less distributions from:
Net investment income .......................... — (0.14) (1.01) — —
Net realized gains ............................. — — (16.67) (24.84) (14.16)
Total distributions ............................... — (0.14) (17.68) (24.84) (14.16)
Net asset value, end of year ....................... $132.38 $112.50 $101.90 $163.50 $150.48
Total return
c
................................... 17.67% 10.58% (28.56)% 24.26% 18.52%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.05% 1.06% 1.04% 0.98% 1.03%
Expenses net of waiver and payments by affiliates ....... 1.04%
d
1.06%
e
1.04%
d,e
0.97%
d
1.01%
d
Net investment (loss) ............................ (0.41)% (0.45)% (0.54)% (0.58)% (0.49)%
Supplemental data
Net assets, end of year (000’s) ..................... $705,301 $686,534 $705,915 $1,160,451 $960,305
Portfolio turnover rate ............................ 35.87% 24.08% 26.25% 47.30% 32.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a
Year Ended April 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $103.78 $94.59 $152.95 $143.00 $133.51
Income from investment operations
a
:
Net investment (loss)
b
.......................... (1.26) (1.16) (1.51) (2.16) (1.70)
Net realized and unrealized gains (losses) ........... 18.69 10.35 (40.18) 36.95 25.35
Total from investment operations .................... 17.43 9.19 (41.69) 34.79 23.65
Less distributions from:
Net realized gains ............................. — — (16.67) (24.84) (14.16)
Net asset value, end of year ....................... $121.21 $103.78 $94.59 $152.95 $143.00
Total return
c
................................... 16.80% 9.75% (29.00)% 23.33% 17.62%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.80% 1.81% 1.66% 1.73% 1.78%
Expenses net of waiver and payments by affiliates ....... 1.79%
d
1.81%
e
1.66%
d,e
1.72%
d
1.76%
d
Net investment (loss) ............................ (1.16)% (1.20)% (1.16)% (1.32)% (1.24)%
Supplemental data
Net assets, end of year (000’s) ..................... $27,332 $29,573 $33,905 $64,801 $48,363
Portfolio turnover rate ............................ 35.87% 24.08% 26.25% 47.30% 32.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a
Year Ended April 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $119.33 $108.06 $172.21 $156.99 $143.83
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.06) (0.08) (0.23) (0.45) (0.18)
Net realized and unrealized gains (losses) ........... 21.66 11.94 (45.64) 40.51 27.50
Total from investment operations .................... 21.60 11.86 (45.87) 40.06 27.32
Less distributions from:
Net investment income .......................... — (0.59) (1.61) — —
Net realized gains ............................. — — (16.67) (24.84) (14.16)
Total distributions ............................... — (0.59) (18.28) (24.84) (14.16)
Net asset value, end of year ....................... $140.93 $119.33 $108.06 $172.21 $156.99
Total return .................................... 18.10% 11.03% (28.29)% 24.67% 18.95%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.76% 0.80% 0.74% 0.71% 0.74%
Expenses net of waiver and payments by affiliates ....... 0.68%
c
0.65% 0.66%
c
0.64%
c
0.64%
c
Net investment (loss) ............................ (0.05)% (0.08)% (0.16)% (0.25)% (0.12)%
Supplemental data
Net assets, end of year (000’s) ..................... $10,333 $11,692 $9,614 $16,721 $9,484
Portfolio turnover rate ............................ 35.87% 24.08% 26.25% 47.30% 32.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a
Year Ended April 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $117.54 $106.46 $169.95 $155.30 $142.56
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.19) (0.22) (0.42) (0.59) (0.34)
Net realized and unrealized gains (losses) ........... 21.32 11.72 (44.99) 40.08 27.24
Total from investment operations .................... 21.13 11.50 (45.41) 39.49 26.90
Less distributions from:
Net investment income .......................... — (0.42) (1.41) — —
Net realized gains ............................. — — (16.67) (24.84) (14.16)
Total distributions ............................... — (0.42) (18.08) (24.84) (14.16)
Net asset value, end of year ....................... $138.67 $117.54 $106.46 $169.95 $155.30
Total return .................................... 17.98% 10.86% (28.39)% 24.56% 18.82%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.80% 0.81% 0.79% 0.73% 0.78%
Expenses net of waiver and payments by affiliates ....... 0.79%
c
0.81%
d
0.79%
c,d
0.72%
c
0.76%
c
Net investment (loss) ............................ (0.15)% (0.20)% (0.29)% (0.33)% (0.24)%
Supplemental data
Net assets, end of year (000’s) ..................... $131,350 $110,607 $110,726 $206,375 $159,348
Portfolio turnover rate ............................ 35.87% 24.08% 26.25% 47.30% 32.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, April 30, 2024
Franklin Biotechnology Discovery Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
1
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.1%
Biotechnology 76.4%
a
89bio, Inc. ........................................... United States 254,237 $ 2,163,557
a
Abivax SA , ADR ...................................... France 480,300 7,204,500
a
ACELYRIN, Inc. ...................................... United States 69,409 290,130
a,b
Achieve Life Sciences, Inc. .............................. United States 2,181,025 9,574,700
a
Acumen Pharmaceuticals, Inc. ........................... United States 674,000 2,170,280
a
Adverum Biotechnologies, Inc. ........................... United States 272,810 2,651,713
a
Adverum Biotechnologies, Inc. ........................... United States 351,928 3,420,740
a
Alector, Inc. .......................................... United States 303,345 1,540,993
a
Alnylam Pharmaceuticals, Inc. ............................ United States 22,200 3,195,690
a
Alpine Immune Sciences, Inc. ............................ United States 354,374 22,889,017
Amgen, Inc. ......................................... United States 226,211 61,968,241
a
AnaptysBio, Inc. ...................................... United States 160,679 3,910,927
a
Apellis Pharmaceuticals, Inc. ............................. United States 77,479 3,423,797
a
Apogee Therapeutics, Inc. ............................... United States 206,539 10,388,912
a
Applied Therapeutics, Inc. ............................... United States 3,450,500 15,251,210
a
Arcutis Biotherapeutics, Inc. ............................. United States 1,525,545 12,692,534
a
Argenx SE , ADR ...................................... Netherlands 44,485 16,704,117
a
ARS Pharmaceuticals, Inc. .............................. United States 1,020,789 8,880,864
a
Ascendis Pharma A/S , ADR ............................. Denmark 254,774 35,270,913
a
Aura Biosciences, Inc. .................................. United States 496,171 3,671,665
a
Benitec Biopharma, Inc. ................................ Australia 364,887 3,083,295
a,c,d
Benitec Biopharma, Inc. ................................ Australia 208,334 1,523,062
a
Biogen, Inc. ......................................... United States 129,344 27,785,678
a
BioMarin Pharmaceutical, Inc. ............................ United States 46,289 3,738,300
a,c
Carmot Therapeutics, Inc. ............................... United States 83,100 401,344
a
Centessa Pharmaceuticals plc , ADR ....................... United States 189,736 1,737,982
a,e
Centessa Pharmaceuticals plc , ADR ....................... United States 201,729 1,847,837
a
CG oncology, Inc. ..................................... United States 127,900 5,140,301
a
Cogent Biosciences, Inc. , B .............................. United States 340,448 2,212,912
a
Crinetics Pharmaceuticals, Inc. ........................... United States 130,922 5,737,002
a
Crinetics Pharmaceuticals, Inc. ........................... United States 98,004 4,294,535
a
Cullinan Therapeutics, Inc. .............................. United States 624,451 16,866,421
a
Day One Biopharmaceuticals, Inc. ......................... United States 866,381 14,815,115
a
Dyne Therapeutics, Inc. ................................ United States 355,434 8,996,035
a
Engene Holdings, Inc. .................................. Canada 272,359 4,330,508
Gilead Sciences, Inc. .................................. United States 404,043 26,343,604
a
Heron Therapeutics, Inc. ................................ United States 1,195,377 2,773,275
a
HilleVax, Inc. ......................................... United States 646,156 8,529,259
a
Immunovant, Inc. ..................................... United States 298,213 8,182,965
a
Insmed, Inc. ......................................... United States 494,940 12,234,917
a
Jasper Therapeutics, Inc. ............................... United States 236,841 5,653,395
a
Keros Therapeutics, Inc. ................................ United States 202,150 11,399,238
a
Kura Oncology, Inc. .................................... United States 281,882 5,530,525
a
Kyverna Therapeutics, Inc. .............................. United States 73,600 1,114,304
a
Legend Biotech Corp. , ADR ............................. United States 122,034 5,337,767
a
MacroGenics, Inc. ..................................... United States 51,100 755,258
a
Merus NV ........................................... Netherlands 499,698 22,441,437
a
Mineralys Therapeutics, Inc. ............................. United States 435,885 5,339,591
a
Mirum Pharmaceuticals, Inc. ............................. United States 312,590 7,849,135
a
Neurocrine Biosciences, Inc. ............................. United States 166,630 22,918,290
a
Nuvalent, Inc. , A ...................................... United States 57,554 3,964,320
a
ORIC Pharmaceuticals, Inc. ............................. United States 234,001 2,066,229
a,c,d,f
Oruka Therapeutics, Inc. ................................ United States 408,971 6,207,577
a
Praxis Precision Medicines, Inc. .......................... United States 50,404 2,765,667
a
PTC Therapeutics, Inc. ................................. United States 480,611 15,451,644
a
Regeneron Pharmaceuticals, Inc. ......................... United States 62,222 55,418,647
a
Rocket Pharmaceuticals, Inc. ............................ United States 345,346 7,431,846
a
Roivant Sciences Ltd. .................................. United States 346,000 3,771,400

Franklin Strategic Series
Schedule of Investments
Franklin Biotechnology Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Sarepta Therapeutics, Inc. .............................. United States 75,552 $ 9,569,416
a,e
Shattuck Labs, Inc. .................................... United States 527,104 5,524,050
a,e
Spyre Therapeutics, Inc. ................................ United States 35,100 1,159,353
a
Spyre Therapeutics, Inc. ................................ United States 220,000 7,266,600
a
Syndax Pharmaceuticals, Inc. ............................ United States 321,251 6,788,034
a
Ultragenyx Pharmaceutical, Inc. .......................... United States 63,321 2,693,675
a
Vaxcyte, Inc. ......................................... United States 193,739 11,730,896
a
Vertex Pharmaceuticals, Inc. ............................. United States 119,026 46,754,603
a
Xenon Pharmaceuticals, Inc. ............................. Canada 93,364 3,795,247
668,536,991
Health Care Providers & Services 0.7%
a
Guardant Health, Inc. .................................. United States 323,366 5,820,588
Life Sciences Tools & Services 3.6%
a
Avantor, Inc. ......................................... United States 383,929 9,302,600
a
Illumina, Inc. ......................................... United States 106,788 13,140,263
Sartorius Stedim Biotech ................................ France 10,100 2,175,411
Thermo Fisher Scientific, Inc. ............................ United States 12,279 6,983,313
31,601,587
Pharmaceuticals 15.2%
a
Alto Neuroscience, Inc. ................................. United States 165,070 2,560,236
a,e
Alto Neuroscience, Inc. ................................. United States 209,500 3,249,345
a
Aquestive Therapeutics, Inc. ............................. United States 918,897 3,087,494
AstraZeneca plc , ADR .................................. United Kingdom 396,308 30,071,851
a
Contineum Therapeutics, Inc. ............................ United States 295,058 4,602,905
a
Contineum Therapeutics, Inc. , A .......................... United States 216,967 3,384,685
a
EyePoint Pharmaceuticals, Inc. ........................... United States 830,629 14,619,071
a
Intra-Cellular Therapies, Inc. ............................. United States 355,209 25,507,558
a
Jazz Pharmaceuticals plc ............................... United States 203,863 22,577,827
a,e
Marinus Pharmaceuticals, Inc. ............................ United States 1,200,781 1,693,101
a
Ocular Therapeutix, Inc. ................................ United States 750,100 3,555,474
a
Pliant Therapeutics, Inc. ................................ United States 253,500 2,996,370
a
Relmada Therapeutics, Inc. .............................. United States 275,700 1,003,548
a
Revance Therapeutics, Inc. .............................. United States 1,494,260 5,394,279
a
Structure Therapeutics, Inc. , ADR ......................... United States 115,464 4,553,900
a
Terns Pharmaceuticals, Inc. ............................. United States 799,126 4,035,586
132,893,230
Real Estate Management & Development 0.2%
a,c,d
Lycia LLC , C ......................................... Japan 859,370 1,754,576
Total Common Stocks (Cost $ 531,848,882 ) .....................................
840,606,972
Preferred Stocks 0.4%
Health Care Providers & Services 0.1%
a,c,d
Artiva Biotherapeutics, Inc. , B ............................ United States 189,499 946,196
a
Life Sciences Tools & Services 0.3%
g
Sartorius AG , 0.26% ................................... Germany 9,200 2,750,653
Total Preferred Stocks (Cost $ 6,268,523 ) .......................................
3,696,849

Franklin Strategic Series
Schedule of Investments
Franklin Biotechnology Discovery Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country Warrants
a
Value
a a a a a a
Warrants 0.8%
Biotechnology 0.8%
a,b,c,d
Achieve Life Sciences, Inc. , 8/31/27 ....................... United States 2,181,025 $ 863,880
a
Benitec Biopharma, Inc. , 2/20/49 .......................... Australia 310,881 2,626,913
a,c
Benitec Biopharma, Inc. , 2/20/49 .......................... Australia 310,881 1,446,849
a,c
Benitec Biopharma, Inc. , II , 9/14/27 ........................ Australia 7,019,473 1,681,901
6,619,543
Pharmaceuticals 0.0%
†
a
Nuvation Bio, Inc. , 7/07/27 .............................. United States 115,266 21,036
Total Warrants (Cost $ 600,693 ) ................................................
6,640,579
Shares
Escrows and Litigation Trusts 0.0%
a,c
Sanofi SA, Escrow Account .............................. France 2,333,755 —
Total Escrows and Litigation Trusts (Cost $ — ) ..................................
—
Total Long Term Investments (Cost $ 538,718,098 ) ...............................
850,944,400
a
Short Term Investments 3.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.1%
h,i
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 27,497,723 27,497,723
Total Money Market Funds (Cost $ 27,497,723 ) ..................................
27,497,723
j
Investments from Cash Collateral Received for
Loaned Securities 0.8%
Money Market Funds 0.8%
h,i
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 7,029,635 7,029,635
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 7,029,635 ) ............................................................
7,029,635
Total Short Term Investments (Cost $ 34,527,358 ) ................................
34,527,358
a
Total Investments (Cost $ 573,245,456 ) 101.2% ..................................
$885,471,758
Other Assets, less Liabilities (1.2) % ...........................................
(11,155,855)
Net Assets 100.0% ...........................................................
$874,315,903
a a a
See Abbreviations on page 52.

Franklin Strategic Series
Schedule of Investments
Franklin Biotechnology Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 8 regarding holdings of 5% voting securities.
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
See Note 7 regarding restricted securities.
e
A portion or all of the security is on loan at April 30, 2024. See Note 1 ( d ).
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( c ).
g
Variable rate security. The rate shown represents the yield at period end.
h
See Note 3 ( f ) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
See Note 1 ( d ) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a
Year Ended April 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.10 $27.01 $20.02 $13.60 $23.58
Income from investment operations
a
:
Net investment income
b
......................... 0.55 0.68 0.50 0.28 0.34
Net realized and unrealized gains (losses) ........... 2.90 1.09 6.77 6.54 (9.96)
Total from investment operations .................... 3.45 1.77 7.27 6.82 (9.62)
Less distributions from:
Net investment income .......................... (0.57) (0.68) (0.28) (0.40) (0.36)
Net asset value, end of year ....................... $30.98 $28.10 $27.01 $20.02 $13.60
Total return
c
................................... 12.41% 6.56% 36.63% 50.55% (41.30)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.02% 0.97% 1.10% 1.24% 1.17%
Expenses net of waiver and payments by affiliates ....... 1.01%
d
0.96%
d
1.10%
e
1.24%
d,e
1.17%
d,e
Net investment income ........................... 1.90% 2.45% 2.17% 1.71% 1.75%
Supplemental data
Net assets, end of year (000’s) ..................... $272,081 $301,153 $289,403 $176,127 $123,467
Portfolio turnover rate ............................ 11.86% 23.76% 27.45% 49.23% 25.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a
Year Ended April 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.43 $26.45 $19.58 $13.25 $22.82
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.46 0.32 0.15 0.19
Net realized and unrealized gains (losses) ........... 2.82 1.06 6.63 6.38 (9.70)
Total from investment operations .................... 3.15 1.52 6.95 6.53 (9.51)
Less distributions from:
Net investment income .......................... (0.46) (0.54) (0.08) (0.20) (0.06)
Net asset value, end of year ....................... $30.12 $27.43 $26.45 $19.58 $13.25
Total return
c
................................... 11.60% 5.75% 35.59% 49.42% (41.71)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.77% 1.72% 1.86% 1.99% 1.92%
Expenses net of waiver and payments by affiliates ....... 1.76%
d
1.71%
d
1.86%
e
1.99%
d,e
1.92%
d,e
Net investment income ........................... 1.16% 1.72% 1.41% 0.93% 1.00%
Supplemental data
Net assets, end of year (000’s) ..................... $17,371 $25,090 $30,427 $27,753 $23,391
Portfolio turnover rate ............................ 11.86% 23.76% 27.45% 49.23% 25.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a
Year Ended April 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.45 $29.17 $21.58 $14.63 $25.22
Income from investment operations
a
:
Net investment income
b
......................... 0.73 0.79 0.64 0.39 0.54
Net realized and unrealized gains (losses) ........... 3.15 1.24 7.31 7.05 (10.76)
Total from investment operations .................... 3.88 2.03 7.95 7.44 (10.22)
Less distributions from:
Net investment income .......................... (0.62) (0.75) (0.36) (0.49) (0.37)
Net asset value, end of year ....................... $33.71 $30.45 $29.17 $21.58 $14.63
Total return .................................... 12.90% 6.99% 37.24% 51.43% (41.02)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.67% 0.65% 0.80% 0.89% 0.72%
Expenses net of waiver and payments by affiliates ....... 0.61%
c
0.56%
c
0.65% 0.72%
c
0.66%
c
Net investment income ........................... 2.34% 2.65% 2.53% 2.22% 2.26%
Supplemental data
Net assets, end of year (000’s) ..................... $7,995 $12,387 $4,943 $1,722 $839
Portfolio turnover rate ............................ 11.86% 23.76% 27.45% 49.23% 25.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a
Year Ended April 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.23 $28.97 $21.44 $14.54 $25.20
Income from investment operations
a
:
Net investment income
b
......................... 0.67 0.80 0.60 0.33 0.41
Net realized and unrealized gains (losses) ........... 3.13 1.18 7.24 7.01 (10.64)
Total from investment operations .................... 3.80 1.98 7.84 7.34 (10.23)
Less distributions from:
Net investment income .......................... (0.60) (0.72) (0.31) (0.44) (0.43)
Net asset value, end of year ....................... $33.43 $30.23 $28.97 $21.44 $14.54
Total return .................................... 12.72% 6.86% 36.93% 50.95% (41.15)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.77% 0.72% 0.85% 1.00% 0.92%
Expenses net of waiver and payments by affiliates ....... 0.76%
c
0.71%
c
0.85%
d
1.00%
c,d
0.92%
c,d
Net investment income ........................... 2.15% 2.71% 2.39% 1.93% 2.00%
Supplemental data
Net assets, end of year (000’s) ..................... $76,028 $82,840 $87,707 $39,562 $28,334
Portfolio turnover rate ............................ 11.86% 23.76% 27.45% 49.23% 25.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, April 30, 2024
Franklin Natural Resources Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country Shares a Value
a
Common Stocks 98.6%
Agricultural Products & Services 1.0%
Bunge Global SA ..................................... United States 23,700 $ 2,411,712
a
Darling Ingredients, Inc. ................................ United States 37,200 1,576,164
3,987,876
Construction & Engineering 1.0%
a
Cadeler A/S , ADR ..................................... Denmark 124,324 2,313,670
a
Centuri Holdings, Inc. .................................. United States 64,500 1,596,375
3,910,045
Construction Materials 1.1%
Martin Marietta Materials, Inc. ............................ United States 7,000 4,109,490
Copper 7.0%
Antofagasta plc ....................................... Chile 122,800 3,368,891
a
Capstone Copper Corp. ................................ Canada 470,500 3,256,848
a
ERO Copper Corp. .................................... Brazil 188,300 3,839,173
Freeport-McMoRan, Inc. ................................ United States 239,700 11,970,618
Lundin Mining Corp. ................................... Chile 336,800 3,845,648
26,281,178
Diversified Chemicals 0.9%
Huntsman Corp. ...................................... United States 133,900 3,194,854
Diversified Metals & Mining 6.1%
a
Aclara Resources, Inc. ................................. United Kingdom 489,200 206,091
a,b
Aclara Resources, Inc. , 144A ............................ United Kingdom 510,754 215,172
Anglo American plc .................................... South Africa 78,100 2,552,315
c
BHP Group Ltd. , ADR .................................. Australia 106,300 5,863,508
Glencore plc ......................................... Australia 334,000 1,943,556
a
MP Materials Corp. .................................... United States 90,000 1,440,000
Rio Tinto plc , ADR ..................................... Australia 70,400 4,775,232
South32 Ltd. ......................................... Australia 565,300 1,289,622
Teck Resources Ltd. , B ................................. Canada 90,200 4,436,938
22,722,434
Electrical Components & Equipment 1.1%
a
Fluence Energy, Inc. ................................... United States 74,000 1,320,160
a
Freyr Battery, Inc. ..................................... Norway 513,600 847,440
a
NEXTracker, Inc. , A .................................... United States 23,100 988,449
a
Shoals Technologies Group, Inc. , A ........................ United States 99,600 841,620
3,997,669
Environmental & Facilities Services 0.0%
†
a
Li-Cycle Holdings Corp. ................................. Canada 173,800 113,856
a
Fertilizers & Agricultural Chemicals 2.1%
Corteva, Inc. ......................................... United States 78,000 4,222,140
Nutrien Ltd. .......................................... Canada 71,400 3,767,778
7,989,918
Gold 6.3%
Agnico Eagle Mines Ltd. ................................ Canada 80,800 5,116,502
Alamos Gold, Inc. , A ................................... Canada 297,000 4,368,440
B2Gold Corp. ........................................ Canada 326,200 824,533
Barrick Gold Corp. .................................... Canada 312,400 5,198,336
Newmont Corp. ....................................... United States 191,400 7,778,496
23,286,307

Franklin Strategic Series
Schedule of Investments
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a a
Country Shares a Value
a
Common Stocks
(continued)
Heavy Electrical Equipment 0.1%
a
TPI Composites, Inc. ................................... United States 116,500 $ 370,470
a
Industrial Gases 2.4%
Air Products and Chemicals, Inc. .......................... United States 20,200 4,774,068
Linde plc ............................................ United States 9,400 4,145,024
8,919,092
Industrial Machinery & Supplies & Components 0.7%
Xylem, Inc. .......................................... United States 19,900 2,600,930
Integrated Oil & Gas 16.5%
Chevron Corp. ....................................... United States 98,800 15,933,476
Exxon Mobil Corp. ..................................... United States 125,100 14,795,577
Occidental Petroleum Corp. ............................. United States 94,900 6,276,686
Shell plc , ADR ........................................ United States 135,200 9,688,432
Suncor Energy, Inc. .................................... Canada 234,000 8,928,288
TotalEnergies SE , ADR ................................. France 78,610 5,696,867
61,319,326
Metal, Glass & Plastic Containers 1.2%
Ball Corp. ........................................... United States 39,800 2,768,886
Crown Holdings, Inc. ................................... United States 22,100 1,813,747
4,582,633
Oil & Gas Drilling 2.0%
Helmerich & Payne, Inc. ................................ United States 45,100 1,773,783
Patterson-UTI Energy, Inc. .............................. United States 348,724 3,773,194
a
Precision Drilling Corp. ................................. Canada 28,600 2,007,148
7,554,125
Oil & Gas Equipment & Services 11.0%
Baker Hughes Co. , A ................................... United States 117,500 3,832,850
Cactus, Inc. , A ........................................ United States 35,300 1,752,292
ChampionX Corp. ..................................... United States 50,700 1,701,999
Halliburton Co. ....................................... United States 121,700 4,560,099
Liberty Energy, Inc. , A .................................. United States 99,900 2,197,800
a
Nine Energy Service, Inc. ............................... United States 105,492 227,863
a
Oceaneering International, Inc. ........................... United States 91,800 2,103,138
a
Oil States International, Inc. ............................. United States 103,700 413,763
Ranger Energy Services, Inc. , A .......................... United States 272,400 2,680,416
Schlumberger NV ..................................... United States 186,700 8,864,516
Schoeller-Bleckmann Oilfield Equipment AG ................. Austria 17,600 856,155
Select Water Solutions, Inc. , A ............................ United States 211,500 1,954,260
Technip Energies NV ................................... France 76,999 1,813,497
TechnipFMC plc ...................................... United Kingdom 309,600 7,931,952
40,890,600
Oil & Gas Exploration & Production 22.5%
Aker BP ASA ......................................... Norway 106,000 2,570,915
Canadian Natural Resources Ltd. ......................... Canada 149,500 11,328,012
ConocoPhillips ....................................... United States 138,600 17,410,932
Coterra Energy, Inc. ................................... United States 218,600 5,980,896
Devon Energy Corp. ................................... United States 126,700 6,484,506
EOG Resources, Inc. .................................. United States 88,800 11,733,144
EQT Corp. .......................................... United States 49,400 1,980,446
Hess Corp. .......................................... United States 51,100 8,047,739
Matador Resources Co. ................................ United States 48,900 3,046,470
Ovintiv, Inc. .......................................... United States 27,400 1,406,168

Franklin Strategic Series
Schedule of Investments
Franklin Natural Resources Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country Shares a Value
a
Common Stocks
(continued)
Oil & Gas Exploration & Production (continued)
Permian Resources Corp. , A ............................. United States 197,200 $ 3,303,100
Pioneer Natural Resources Co. ........................... United States 33,101 8,914,761
Tourmaline Oil Corp. ................................... Canada 40,000 1,954,748
84,161,837
Oil & Gas Refining & Marketing 6.1%
Marathon Petroleum Corp. .............................. United States 47,700 8,668,044
Phillips 66 ........................................... United States 57,900 8,291,859
Valero Energy Corp. ................................... United States 36,600 5,851,242
22,811,145
Oil & Gas Storage & Transportation 7.2%
Cheniere Energy, Inc. .................................. United States 16,300 2,572,466
Enbridge, Inc. ........................................ Canada 66,600 2,366,964
Kinder Morgan, Inc. .................................... United States 275,900 5,043,452
New Fortress Energy, Inc. ............................... United States 76,000 1,991,200
Targa Resources Corp. ................................. United States 40,800 4,653,648
TC Energy Corp. ...................................... Canada 134,200 4,811,070
Williams Cos., Inc. (The) ................................ United States 143,600 5,508,496
26,947,296
Packaged Foods & Meats 0.3%
Lamb Weston Holdings, Inc. ............................. United States 11,400 950,076
Paper & Plastic Packaging Products & Materials 0.6%
Packaging Corp. of America ............................. United States 12,500 2,162,250
Specialty Chemicals 0.8%
Albemarle Corp. ...................................... United States 20,000 2,406,200
Neo Performance Materials, Inc. .......................... Canada 23,600 97,880
b
Neo Performance Materials, Inc. , 144A ..................... Canada 85,000 352,533
2,856,613
Steel 0.6%
Vale SA , ADR , B ...................................... Brazil 199,400 2,426,698
Total Common Stocks (Cost $ 210,555,964 ) .....................................
368,146,718
a
Convertible Preferred Stocks 0.4%
Specialty Chemicals 0.4%
Albemarle Corp. , 7.25% ................................ United States 30,800 1,689,996
Total Convertible Preferred Stocks (Cost $ 1,540,000 ) ............................
1,689,996
Warrants
a a a a a
Warrants 0.2%
Integrated Oil & Gas 0.2%
a
Occidental Petroleum Corp. , 8/03/27 ....................... United States 17,900 792,970
Total Warrants (Cost $ 88,605 ) .................................................
792,970

Franklin Strategic Series
Schedule of Investments
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a a
Country
Principal
Amount
*
a Value
a a a a a a
Convertible Bonds 0.3%
Oil & Gas Equipment & Services 0.3%
Oil States International, Inc. , Senior Note , 4.75% , 4/01/26 ....... United States 1,200,000 $ 1,119,600
Total Convertible Bonds (Cost $ 1,200,000 ) .....................................
1,119,600
Total Long Term Investments (Cost $ 213,384,569 ) ...............................
371,749,284
a
Short Term Investments 1.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.3%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 996,110 996,110
Total Money Market Funds (Cost $ 996,110 ) .....................................
996,110
f
Investments from Cash Collateral Received for
Loaned Securities 1.5%
Money Market Funds 1.5%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 5,847,240 5,847,240
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 5,847,240 ) .................................................................
5,847,240
Total Short Term Investments (Cost $ 6,843,350 ) .................................
6,843,350
a
Total Investments (Cost $ 220,227,919 ) 101.3% ..................................
$378,592,634
Other Assets, less Liabilities (1.3) % ...........................................
(5,117,885)
Net Assets 100.0% ...........................................................
$373,474,749
See Abbreviations on page 52 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2024, the aggregate value of these securities was $567,705, representing 0.2% of net assets.
c
A portion or all of the security is on loan at April 30, 2024. See Note 1(d).
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(d) regarding securities on loan.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
April 30, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $528,718,076 $213,384,569
Cost - Non-controlled affiliates (Note 3f and 8) ................................... 44,527,380 6,843,350
Value - Unaffiliated issuers (Includes securities loaned of $6,724,271 and $5,565,644, respectively) ............................................................ $840,505,820 $371,749,284
Value - Non-controlled affiliates (Note 3f and 8) .................................. 44,965,938 6,843,350
Foreign currency, at value (cost $– and $83,926 , respectively) ........................ — 83,926
Receivables:
Investment securities sold .................................................. 298,550 1,137,565
Capital shares sold ....................................................... 236,664 303,555
Dividends and interest .................................................... 27,562 339,659
European Union tax reclaims (Note 1 e ) ........................................ — 84,684
Due from custodian ....................................................... 26,250 —
Total assets ......................................................... 886,060,784 380,542,023
Liabilities:
Payables:
Investment securities purchased ............................................. 2,960,733 238,396
Capital shares redeemed .................................................. 722,519 471,490
Management fees ........................................................ 432,449 159,310
Distribution fees ......................................................... 169,495 72,007
Transfer agent fees ....................................................... 224,404 161,091
Trustees' fees and expenses ................................................ 48 32
Payable upon return of securities loaned (Note 1 d ) ................................. 7,055,885 5,847,240
Accrued expenses and other liabilities .......................................... 179,348 117,708
Total liabilities ........................................................ 11,744,881 7,067,274
Net assets, at value ................................................ $874,315,903 $373,474,749
Net assets consist of:
Paid-in capital ............................................................ $524,578,046 $404,056,929
Total distributable earnings (losses) ............................................ 349,737,857 (30,582,180)
Net assets, at value ................................................ $874,315,903 $373,474,749

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Class A:
Net assets, at value ...................................................... $705,300,634 $272,080,666
Shares outstanding ....................................................... 5,327,728 8,783,776
Net asset value per share
a,b
................................................. $132.38 $30.98
Maximum offering price per share (net asset value per share ÷ 94.50%)
b
............... $140.08 $32.78
Class C:
Net assets, at value ...................................................... $27,331,590 $17,370,983
Shares outstanding ....................................................... 225,485 576,705
Net asset value and maximum offering price per share
a,b
........................... $121.21 $30.12
Class R6:
Net assets, at value ...................................................... $10,333,496 $7,994,862
Shares outstanding ....................................................... 73,323 237,180
Net asset value and maximum offering price per share
b
............................ $140.93 $33.71
Advisor Class:
Net assets, at value ...................................................... $131,350,183 $76,028,238
Shares outstanding ....................................................... 947,222 2,274,453
Net asset value and maximum offering price per share
b
............................ $138.67 $33.43
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the year ended April 30, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Investment income:
Dividends: (net of foreign taxes of $2,225 and $827,951, respectively)
Unaffiliated issuers ....................................................... $4,034,748 $10,838,885
Non-controlled affiliates (Note 3f and 8) ........................................ 822,786 141,287
Interest:
Unaffiliated issuers ....................................................... — 57,000
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... (134,788) (113,931)
Non-controlled affiliates (Note 3 f ) ............................................ 499,794 119,427
Other income (Note 1 e ) ..................................................... — 74,508
Total investment income .................................................. 5,222,540 11,117,176
Expenses:
Management fees (Note 3 a ) .................................................. 5,080,689 1,964,575
Distribution fees: (Note 3c )
    Class A ............................................................... 1,693,993 685,447
    Class C ............................................................... 274,435 207,381
Transfer agent fees: (Note 3e )
    Class A ............................................................... 962,022 492,458
    Class C ............................................................... 39,074 37,455
    Class R6 .............................................................. 11,016 7,148
    Advisor Class ........................................................... 158,764 138,684
Custodian fees (Note 4) ..................................................... 15,376 4,171
Reports to shareholders fees ................................................. 119,801 67,468
Registration and filing fees ................................................... 78,026 100,903
Professional fees .......................................................... 90,223 63,442
Trustees' fees and expenses ................................................. 9,706 4,064
Interest expense .......................................................... — 2,242
Other ................................................................... 41,376 35,482
Total expenses ........................................................ 8,574,501 3,810,920
Expense reductions (Note 4) .............................................. (287) (573)
Expenses waived/paid by affiliates (Note 3f and 3g) ............................. (94,525) (21,012)
Net expenses ........................................................ 8,479,689 3,789,335
Net investment income (loss) ........................................... (3,257,149) 7,327,841
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 73,600,279 6,136,497
Non-controlled affiliates (Note 3 f and 8 ) ...................................... (3,332,875) —
Foreign currency transactions ............................................... 3,139 19,041
Net realized gain (loss) ................................................. 70,270,543 6,155,538
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 61,407,395 28,216,744
Non-controlled affiliates (Note 3 f and 8 ) ...................................... 3,920,980 —
Translation of other assets and liabilities denominated in foreign currencies ............. (23) (11,585)
Net change in unrealized appreciation (depreciation) ........................... 65,328,352 28,205,159
Net realized and unrealized gain (loss) ........................................... 135,598,895 34,360,697
Net increase (decrease) in net assets resulting from operations ......................... $132,341,746 $41,688,538

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
T
Franklin Biotechnology Discovery Fund Franklin Natural Resources Fund
Year Ended
April 30, 2024
Year Ended
April 30, 2023
Year Ended
April 30, 2024
Year Ended
April 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(3,257,149) $(3,661,842) $7,327,841 $10,632,094
Net realized gain (loss) ............ 70,270,543 27,149,552 6,155,538 11,835,014
Net change in unrealized appreciation
(depreciation) ................. 65,328,352 58,889,212 28,205,159 1,604,535
Net increase (decrease) in net
assets resulting from operations . 132,341,746 82,376,922 41,688,538 24,071,643
Distributions to shareholders:
Class A ........................ — (904,691) (5,286,235) (7,499,623)
Class C ........................ — — (316,747) (603,835)
Class R6 ....................... — (47,834) (165,584) (157,126)
Advisor Class ................... — (416,127) (1,479,563) (2,191,684)
Total distributions to shareholders ..... — (1,368,652) (7,248,129) (10,452,268)
Capital share transactions: (Note 2 )
Class A ........................ (90,765,519) (85,965,290) (54,180,676) 1,741,488
Class C ........................ (6,308,260) (7,011,858) (9,396,377) (6,228,814)
Class R6 ....................... (2,922,785) 997,279 (5,139,233) 7,004,889
Advisor Class ................... 3,565,328 (10,783,345) (13,718,926) (7,147,183)
Total capital share transactions ....... (96,431,236) (102,763,214) (82,435,212) (4,629,620)
Net increase (decrease) in net
assets ..................... 35,910,510 (21,754,944) (47,994,803) 8,989,755
Net assets:
Beginning of year .................. 838,405,393 860,160,337 421,469,552 412,479,797
End of year ...................... $874,315,903 $838,405,393 $373,474,749 $421,469,552

Franklin Strategic Series
Notes to Financial Statements
38
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of
ten separate funds, two of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Funds offer four classes of shares: Class A, Class C, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt and certain preferred securities generally trade in the
OTC market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Strategic Series
Notes to Financial Statements
39
franklintempleton.com
Annual Report
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At April 30, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and
is used to invest in a money market fund managed by
Franklin Advisers, Inc., an affiliate of the Funds, and/or
uninvested cash as included in due from custodian in the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements
40
franklintempleton.com
Annual Report
Statements of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

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Notes to Financial Statements
41
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Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Biotechnology
Discovery Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended April 30, 2024
Shares sold
a
................................... 527,209 $62,920,528 1,264,920 $36,259,069
Shares issued in reinvestment of distributions .......... — — 182,021 5,214,902
Shares redeemed ............................... (1,302,203) (153,686,047) (3,381,617) (95,654,647)
Net increase (decrease) .......................... (774,994) $(90,765,519) (1,934,676) $(54,180,676)
Year ended April 30, 2023
Shares sold
a
................................... 412,448 $42,946,165 3,647,273 $101,114,332
Shares issued in reinvestment of distributions .......... 8,033 859,459 265,105 7,409,681
Shares redeemed ............................... (1,245,319) (129,770,914) (3,910,363) (106,782,525)
Net increase (decrease) .......................... (824,838) $(85,965,290) 2,015 $1,741,488
Class C
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Strategic Series
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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Biotechnology
Discovery Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Class C Shares:
Year ended April 30, 2024
Shares sold ................................... 41,225 $4,441,865 110,262 $3,039,841
Shares issued in reinvestment of distributions .......... — — 11,174 312,200
Shares redeemed
a
.............................. (100,695) (10,750,125) (459,372) (12,748,418)
Net increase (decrease) .......................... (59,470) $(6,308,260) (337,936) $(9,396,377)
Year ended April 30, 2023
Shares sold ................................... 23,788 $2,280,883 401,440 $10,974,990
Shares issued in reinvestment of distributions .......... — — 21,669 592,875
Shares redeemed
a
.............................. (97,280) (9,292,741) (658,964) (17,796,679)
Net increase (decrease) .......................... (73,492) $(7,011,858) (235,855) $(6,228,814)
Class R6
Class R6 Shares:
Year ended April 30, 2024
Shares sold ................................... 17,791 $2,320,133 78,008 $2,420,818
Shares issued in reinvestment of distributions .......... — — 5,317 165,584
Shares redeemed ............................... (42,450) (5,242,918) (252,929) (7,725,635)
Net increase (decrease) .......................... (24,659) $(2,922,785) (169,604) $(5,139,233)
Year ended April 30, 2023
Shares sold ................................... 56,562 $6,304,709 343,698 $10,093,852
Shares issued in reinvestment of distributions .......... 405 45,955 5,194 157,126
Shares redeemed ............................... (47,951) (5,353,385) (111,579) (3,246,089)
Net increase (decrease) .......................... 9,016 $997,279 237,313 $7,004,889
Advisor Class
Advisor Class Shares:
Year ended April 30, 2024
Shares sold ................................... 290,098 $38,622,153 654,979 $20,559,328
Shares issued in reinvestment of distributions .......... — — 47,545 1,468,672
Shares redeemed ............................... (283,878) (35,056,825) (1,168,531) (35,746,926)
Net increase (decrease) .......................... 6,220 $3,565,328 (466,007) $(13,718,926)
Year ended April 30, 2023
Shares sold ................................... 243,071 $26,463,616 924,804 $27,535,454
Shares issued in reinvestment of distributions .......... 3,436 384,000 72,395 2,174,756
Shares redeemed ............................... (345,613) (37,630,961) (1,283,885) (36,857,393)
Net increase (decrease) .......................... (99,106) $(10,783,345) (286,686) $(7,147,183)
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Series
Notes to Financial Statements
43
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a. Management Fees
Franklin Biotechnology Discovery Fund pays an investment management fee, calculated daily and paid monthly, to
Advisers based on the average daily net assets of the Fund as follows:
Franklin Natural Resources Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended April 30, 2024, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.775% Up to and including $100 million
0.650% Over $100 million, up to and including $200 million
0.635% Over $200 million, up to and including $250 million
0.585% Over $250 million, up to and including $700 million
0.550% Over $700 billion, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $7.5 billion
0.515% Over $7.5 billion, up to and including $10 billion
0.505% Over $10 billion, up to and including $12.5 billion
0.495% Over $12.5 billion, up to and including $15 billion
0.475% In excess of $15 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Gross effective investment management fee rate ........ 0.613% 0.516%
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements
44
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Annual Report
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Fund's average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C compensation distribution plans, the
Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is
February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Class A ............................... 0.35% 0.35%
Class C ............................... 1.00% 1.00%
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $49,223 $23,583
CDSC retained ........................... $11,554 $3,448
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements
45
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For the year ended April 30, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended April 30, 2024, investments in affiliated management investment companies were as follows:
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Transfer agent fees ........................ $365,750 $241,873 aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $16,832,344 $261,745,720 $(251,080,341) $— $— $27,497,723 27,497,723 $822,786
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $2,337,680 $143,306,182 $(138,614,227) $— $— $7,029,635 7,029,635 $499,794
Total Affiliated Securities ... $19,170,024 $405,051,902 $(389,694,568) $— $— $34,527,358 $1,322,580
Franklin Natural Resources Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $631,197 $82,549,402 $(82,184,489) $— $— $996,110 996,110 $141,287
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $684,160 $80,811,148 $(75,648,068) $— $— $5,847,240 5,847,240 $119,427
Total Affiliated Securities ... $1,315,357 $163,360,550 $(157,832,557) $— $— $6,843,350 $260,714
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Strategic Series
Notes to Financial Statements
46
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Annual Report
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until August 31, 2024.
4. Expense Offset Arrangement
The Funds have previously entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended April 30, 2024, the custodian fees were reduced as noted in the Statements of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2024, the capital loss carryforwards were as follows:
During the year ended April 30, 2024, the utilized capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended April 30, 2024 and 2023, was as follows:
Franklin Natural
Resources
Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 2,943,242
Long term ............................. 188,124,991
Total capital loss carryforwards ............ $191,068,233
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Capital loss utilized carryforwards .... $22,984,059 $6,668,527
Franklin Biotechnology Discovery
Fund Franklin Natural Resources Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $— $1,368,652 $7,248,129 $10,452,268
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements
47
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At April 30, 2024, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, corporate actions and net operating losses.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2024, were as follows:
At April 30, 2024, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
7. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
a a a
Cost of investments ....................... $579,085,569 $227,707,609
Unrealized appreciation ..................... $387,460,982 $174,972,288
Unrealized depreciation ..................... (81,074,793) (24,087,263)
Net unrealized appreciation (depreciation) ....... $306,386,189 $150,885,025
Distributable earnings:
Undistributed ordinary income ................ $5,203,945 $7,346,686
Undistributed long term capital gains ........... 38,147,748 —
Total distributable earnings .................. $43,351,693 $7,346,686
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Purchases .............................. $291,226,333 $44,984,361
Sales .................................. $397,916,581 $128,287,417
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Securities lending transactions
a
:
Equity investments
b
........................ $7,055,885 $5,847,240
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
5. Income Taxes
(continued)

Franklin Strategic Series
Notes to Financial Statements
48
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At April 30, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
8. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended April 30, 2024, investments in
“affiliated companies” were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Biotechnology Discovery Fund
2,181,025
a
Achieve Life Sciences, Inc., 8/31/27 .............. 2/29/24 $ 22 $ 863,880
189,499 Artiva Biotherapeutics, Inc., B ................... 2/22/21 2,084,489 946,196
208,334
b
Benitec Biopharma Inc ........................ 4/18/24 1,000,003 1,523,062
859,370 Lycia LLC ................................. 4/26/24 1,754,576 1,754,576
408,971 Oruka Therapeutics, Inc. ...................... 4/03/24 2,429,370 6,207,577
Total Restricted Securities (Value is 1.3% of Net Assets) .............. $7,268,460 $11,295,291
a
The Fund also invests in unrestricted securities of the issuer, valued at $9,574,700 as of April 30, 2024.
b
The Fund also invests in unrestricted securities of the issuer, valued at $8,838,958 as of April 30, 2024.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Warrants
Held at End
of Year
Investment
Income
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Achieve Life Sciences Inc $ — $ 10,000,000 $ — $ — $ (425,300) $ 9,574,700 2,181,025 $ —
Achieve Life Sciences,
Inc., 2/20/49 ...... — 22 (22) 22 863,858 863,880 2,181,025 —
Applied Therapeutics, Inc. 4,392,892 (953,946) (5,615,521) (3,332,897) 5,509,472 —
a
— —
Applied Therapeutics, Inc.,
6/27/27 . ......... 1,457,250 — — — (1,457,250) —
a
— —
Applied Therapeutics, Inc.,
6/27/27 .......... 1,383,719 — (813,919) — (569,800) —
a
— —
Artiva Biotherapeutics,
Inc., B .......... 829,888 — — — —
b
—
b
—
b
—
Benitec Biopharma, Inc. 1,247,436 — — — —
b
—
b
—
b
—
Benitec Biopharma, Inc., II,
9/14/27 .......... 366,803 — — — —
b
—
b
—
b
—
Total Affiliated Securities
(Value is 1.2% of Net
Assets) .......... $9,677,988 $9,046,076 $(6,429,462) $(3,332,875) $3,920,980 $10,438,580 $—
a
As of April 30, 2024, no longer held by the fund.
7. Restricted Securities
(continued)

Franklin Strategic Series
Notes to Financial Statements
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9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended April 30, 2024, the Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2024, in valuing the Funds' assets carried at fair value, is as follows:
b
As of April 30, 2024, no longer an affiliate.
Level 1 Level 2 Level 3 Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Biotechnology ......................... $ 648,359,225 $ 12,045,783 $ 8,131,983 $ 668,536,991
Health Care Providers & Services .......... 5,820,588 — — 5,820,588
Life Sciences Tools & Services ............ 29,426,176 2,175,411 — 31,601,587
Pharmaceuticals ....................... 125,730,089 7,163,141 — 132,893,230
Real Estate Management & Development .... — — 1,754,576 1,754,576
Preferred Stocks :
Health Care Providers & Services .......... — — 946,196 946,196
Life Sciences Tools & Services ............ — 2,750,653 — 2,750,653
Warrants :
Biotechnology ......................... — 2,626,913 3,992,630 6,619,543
Pharmaceuticals ....................... 21,036 — — 21,036
Escrows and Litigation Trusts ............... — — —
a
—
8. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

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Notes to Financial Statements
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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At April 30, 2024, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Biotechnology Discovery Fund (continued)
Assets: (continued)
Investments in Securities:
Short Term Investments ................... $ 34,527,358 $ — $ — $ 34,527,358
Total Investments in Securities ........... $843,884,472 $26,761,901
b
$14,825,385 $885,471,758
Level 1 Level 2 Level 3 Total
Franklin Natural Resources Fund
Assets:
Investments in Securities:
Common Stocks :
Agricultural Products & Services ........... $ 3,987,876 $ — $ — $ 3,987,876
Construction & Engineering ............... 3,910,045 — — 3,910,045
Construction Materials .................. 4,109,490 — — 4,109,490
Copper .............................. 22,912,287 3,368,891 — 26,281,178
Diversified Chemicals ................... 3,194,854 — — 3,194,854
Diversified Metals & Mining ............... 16,936,941 5,785,493 — 22,722,434
Electrical Components & Equipment ........ 3,997,669 — — 3,997,669
Environmental & Facilities Services ......... 113,856 — — 113,856
Fertilizers & Agricultural Chemicals ......... 7,989,918 — — 7,989,918
Gold ................................ 23,286,307 — — 23,286,307
Heavy Electrical Equipment .............. 370,470 — — 370,470
Industrial Gases ....................... 8,919,092 — — 8,919,092
Industrial Machinery & Supplies & Components 2,600,930 — — 2,600,930
Integrated Oil & Gas .................... 61,319,326 — — 61,319,326
Metal, Glass & Plastic Containers .......... 4,582,633 — — 4,582,633
Oil & Gas Drilling ...................... 7,554,125 — — 7,554,125
Oil & Gas Equipment & Services ........... 38,220,948 2,669,652 — 40,890,600
Oil & Gas Exploration & Production ......... 81,590,922 2,570,915 — 84,161,837
Oil & Gas Refining & Marketing ............ 22,811,145 — — 22,811,145
Oil & Gas Storage & Transportation ......... 26,947,296 — — 26,947,296
Packaged Foods & Meats ................ 950,076 — — 950,076
Paper & Plastic Packaging Products & Materials 2,162,250 — — 2,162,250
Specialty Chemicals .................... 2,856,613 — — 2,856,613
Steel ................................ 2,426,698 — — 2,426,698
Convertible Preferred Stocks ............... 1,689,996 — — 1,689,996
Warrants .............................. 792,970 — — 792,970
Convertible Bonds ....................... — 1,119,600 — 1,119,600
Short Term Investments ................... 6,843,350 — — 6,843,350
Total Investments in Securities ........... $363,078,083 $15,514,551
c
$— $378,592,634
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $4,926,064, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $14,394,951, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements
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Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2024, are as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Biotechnology ...... $ — $ 3,429,372
c
$ (52,190) $ — $ — $ — $ 52,190 $ 4,702,611 $ 8,131,983 $ 4,702,611
Real Estate
Management &
Development ..... — 1,754,576 — — — — — — 1,754,576 —
Convertible Preferred
Stocks :
Biotechnology ...... 1,435,375 2,336,873 (4,425,853) — — — (15) 653,620 — —
Preferred Stocks :
Health Care Providers &
Services ........ 829,888 — — — — — — 116,308 946,196 116,308
Warrants :
Biotechnology ...... 1,824,053 53 (22)
c
— — — 22 2,168,524 3,992,630 3,625,775
Escrows and Litigation
Trusts : —
c
— (776,290) — — — 766,542 9,748 —
c
—
Total Investments in
Securities ............ $4,089,316 $7,520,874 $(5,254,355) $— $— $— $818,739 $7,650,811 $14,825,385 $8,444,694
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks:
Biotechnology. . . . . . . . . . . . . $6,207,577 Discount for lack of marketability
Asset Price $2.1 Increase
Discount for lack of
marketability
6.3% Decrease
All Other Investments . . . . . . . 8,617,808
b,c
Total . . . . . . . . . . . . . .
.........
$14,825,385
10. Fair Value Measurements
(continued)

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Notes to Financial Statements
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11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
c
Includes financial instruments determined to have no value.
Selected Portfolio
ADR
American Depositary Receipt
10. Fair Value Measurements
(continued)

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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Strategic Series and Shareholders of Franklin Biotechnology Discovery Fund and Franklin
Natural Resources Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Biotechnology Discovery Fund and Franklin Natural Resources Fund (two of the funds constituting Franklin Strategic Series, hereafter collectively referred to as the "Funds") as of April 30, 2024, the related statements of operations for the year ended
April 30, 2024, the statements of changes in net assets for each of the two years in the period ended April 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2024 and each of the financial highlights for each of the five years in the period ended April 30, 2024 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
June 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Strategic Series
Tax Information (unaudited)
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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended April 30, 2024:
Pursuant to:
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources Fund
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $3,405,717 $6,362,611
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $4,006,085 $10,671,861
Section 163(j) Interest Dividends Earned §163(j) — $36,201

Franklin Strategic Series
Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1991 117 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 117 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 117 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead
Independent Trustee
since 2019
117 Hess Corporation (exploration of oil
and gas) (1993-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023), Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 117 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 117 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of
the Board and
Trustee
Chairman of
the Board since 2023
and Trustee since 2013
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1991 117 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Sonal Desai, Ph.D. (1963) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton fund complex.
Independent Board Members
(continued)

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Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors, LLC; and officer of certain funds in the Franklin
Templeton fund complex.
Christopher Kings (1974) Chief Executive
Officer – Finance
and Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since June
2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

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Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

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Shareholder Information
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BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
FRANKLIN STRATEGIC SERIES
Franklin Biotechnology Discovery Fund
Franklin Natural Resources Fund
(each a Fund)
At an in-person meeting held on April 16, 2024 (Meeting),
the Board of Trustees (Board) of Franklin Strategic Series
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters, and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined, through the exercise of
its business judgment, that the terms of the Management
Agreement are fair and reasonable and that the continuance
of the Management Agreement is in the best interests of the
applicable Fund and its shareholders. While attention was
given to all information furnished, the following discusses
some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged the
ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development
of strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its continued reassessment of
the fund offerings in response to FT acquisitions and the

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Shareholder Information
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market environment, as well as project initiatives and capital investments relating to the services provided to the Funds
by the FT organization. The Board specifically noted FT’s
commitment to technological innovation and advancement,
including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended December
31, 2023. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Biotechnology Discovery Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional health/biotechnology funds. The Board noted
that the Fund’s annualized total return for the one-year
period was above the median and in the first (best) quintile of its Performance Universe, but for the three-, five- and
10-year periods was below the median of its Performance
Universe. The Board discussed this performance with
management and management explained that the Fund
invests at least 80% of its net assets in securities of
biotechnology companies and discovery research firms,
while the Performance Universe is comprised mostly of
general healthcare funds, noting that healthcare securities
outperformed biotechnology securities during the reporting
periods. Management also noted that the Fund outperformed
its benchmark and narrow peer group of biotechnology-
only sector funds in the one- and five-year periods ending
December 31, 2023. The Board noted that the Fund’s
annualized total return for the one-year period ending
December 31, 2023 was 18.40%. The Board concluded that
the Fund’s performance was satisfactory.
Franklin Natural Resources Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional global natural resources funds. The Board noted
that the Fund’s annualized total return for the one- and
three-year periods was above the median of its Performance
Universe, but for the five- and 10-year periods was below the median of its Performance Universe. The Board concluded
that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for each of
the other funds in each Fund’s respective Expense Group.
The Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Franklin Biotechnology
Discovery Fund included the Fund and eight other health/
biotechnology funds. The Expense Group for the Franklin
Natural Resources Fund included the Fund, five other global
natural resources funds and three natural resources funds.
The Board noted that the Management Rates and actual

Franklin Strategic Series
Shareholder Information
62
franklintempleton.com
Annual Report
total expense ratios for the Funds were below the medians
of their respective Expense Groups. The Board concluded
that the Management Rates charged to the Funds are
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2023, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that an independent registered public accounting firm has
been engaged by the Manager to periodically review and
assess the allocation methodologies to be used solely by the
Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Manager’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Franklin Biotechnology Discovery Fund had experienced a
significant decrease in assets and would not be expected to
demonstrate additional economies of scale in the near term,
but concluded that to the extent economies of scale may
be realized by the Manager and its affiliates, each Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Strategic Series
Shareholder Information
63
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Annual Report
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FSS2 A 06/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Strategic Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Income Fund
A Series of Franklin Strategic Series
April 30, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin Strategic Series
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Annual Report
SHAREHOLDER LETTER
Dear Shareholder:
We are pleased to provide the annual report of Franklin
Strategic Income Fund for the 12-month reporting period
ended April 30, 2024. Please read on for a detailed look at
prevailing economic and market conditions during the Fund’s
reporting period and to learn how those conditions have
affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton . com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance;
• Market insights and commentaries from our portfolio
Managers; and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Strategic Series
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report
2
Contents
Fund Overview 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 112
Notes to Financial Statements 117
Report of Independent Registered
Public Accounting Firm 137
Tax Information 138
Board Members and Officers 139
Shareholder Information 144
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
franklintempleton.com
Annual Report
Franklin Strategic Income Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks to earn a high level of current income.
A secondary goal is capital appreciation over the long
term. We use an active asset allocation strategy to try to
achieve the Fund’s investment goals. We employ a top-down
analysis of macroeconomic trends combined with a bottom-
up fundamental analysis of market sectors, industries and
issuers to try to take advantage of varying sector reactions to economic events. We regularly enter into various currency-
related transactions involving derivative instruments,
including currency and cross currency forwards, currency
swaps, currency and currency index futures contracts,
and currency options. The Fund also regularly enters
into interest-rate and credit-related transactions involving derivative instruments, including interest-rate, fixed income total return and credit default swaps and interest rate and/or bond futures contracts.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. The 12 months ending April 30, 2024, saw the U.S.
Federal Reserve (Fed) slow its pace of rate hikes as it took a wait and see approach to determine if policy was sufficiently restrictive and having an impact on bringing inflation closer to their 2% target. The Fed delivered two 25-basis point
rate hikes during the period, the last of which occurred in
July 2023 and took the fed Funds target rate to a range
of 5.25%–5.50%, a more than 20-year high. Since then,
policymakers have maintained policy rates, as the annual
headline Consumer Price Index (CPI) declined from 4.9% for
April 2023 to 3.5% in March 2024. At its most recent meeting
(in March 2024), the Fed still left the policy rate unchanged.
As inflation retreated, the market turned its attention to
potential fed Funds rate cuts in 2024. To start the year, the market had priced in five or more cuts, with the first initially priced in for March 2024. The Fed’s Summary of Economic
Projections released as part of their March 2024 meeting
showed a median projection of three rate cuts by the end
of the year. As job market growth and inflation surprised
to the upside throughout the first quarter 2024, the market
readjusted and at the end of the period expects just one to
two cuts, which is consistent with our base line projections.
With high volatility through much of the year, the 10-year
U.S. Treasury (UST) yields increased 126 basis points to
4.68% at the end of April 2024.
Q. How did we respond to these changing market
conditions?
A. Fed action led to an increase in short-term rates, causing the UST yields curve to remain inverted. As such, we were
more comfortable focusing our duration exposure to the
five-year portion of the curve. This positioning allowed us
to get strong yield/income profiles with limited exposure
to overall spread risk. Over the course of the period under
review, we added to our investment-grade (IG) and high-
yield (HY) corporate bonds to pick up income utilizing
recommendations from our dedicated credit research
analysts to choose sectors and issuers with strong risk/
reward characteristics. We pared collateralized loan
obligation (CLO) allocation and tactically traded our agency mortgage-backed securities (MBS) exposure as spreads
moved in the sector. Our use of forward exchange contracts
and future contracts detracted from performance, while our
use of swap contracts contributed to performance during the
period.
Performance Overview
The Fund’s Class A shares posted a +3.12% cumulative total
return for the 12 months under review. In comparison, the
Bloomberg U.S. Aggregate Index, which represents the U.S.
investment-grade fixed rate taxable bond market, posted
a -1.47% cumulative total return.
1
You can find more of the
Fund’s performance data in the Performance Summary
beginning on page 5 .
The Fund was able to successfully meet its monthly
distributions under its managed distribution policy without
the return of capital and without an associated impact from
return of capital on the Fund’s net asset value per share.
The policy had no material impact on the Fund’s investment
strategy.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Franklin Strategic Income Fund
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Annual Report
Q. What were the leading contributors to performance?
A. Sector exposure was the main driver of outperformance
for the year, led by our corporate credit holdings including
IG and HY corporate bonds, collateralized loan obligations,
and senior secured floating-rate bank loans. Non-agency
residential MBS (RMBS), and, to a lesser degree, sovereign
emerging market (EM) debt helped returns. Security
selection in sovereign developed and EM and CLOs
contributed to performance. Yield curve positioning across
the curve was a strong contributor to performance.
Q. What were the leading detractors from performance?
A. From a sector standpoint, securitized sectors hurt our
results including holdings of MBS and commercial MBS
(CMBS). Additionally, holdings of local-currency EM debt
curbed returns.
Q. Were there any significant changes to the Fund
during the reporting period?
A. There were no significant changes to our overall
investment process. We continue to hold some strategic
allocations in the Fund’s corporate credit sectors and RMBS
as they provide pick up in yields versus cash. We have
limited our spread exposure by focusing on shorter-maturity
and higher-quality bonds relying on superior security
selection to add value. In terms of duration, we increased
our exposure towards the end of the period under review as
intermediate-term yields moved higher into our target range.
Thank you for your participation in Franklin Strategic
Income Fund. We look forward to continuing to serve your
investment needs.
Sonal Desai, Ph.D.
Patrick Klein, Ph.D.
Patricia O’Connor, CFA
Thomas Runkel, CFA
Benjamin Cryer, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2024, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
4/30/24
% of Total Net
Assets
Corporate Bonds 59.6%
U.S. Government and Agency Securities 17.9%
Mortgage-Backed Securities 12.3%
Asset-Backed Securities
*
3.7%
Residential Mortgage-Backed Securities 2.7%
Senior Floating Rate Interests 2.6%
Foreign Government and Agency Securities 2.2%
Marketplace Loans 1.5%
Other
†
0.7%
Short-Term Investments & Other Net Assets -3.2%
*
Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.
†
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.

Performance Summary as of April 30, 2024
Franklin Strategic Income Fund
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Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +3.12% -0.74%
5-Year +3.99% +0.03%
10-Year +15.23% +1.04%
Advisor
1-Year +3.37% +3.37%
5-Year +5.29% +1.04%
10-Year +18.11% +1.68%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 4.50% 5.10% 5.09%
Advisor 4.93% 5.56% 5.55%
See page 7 for Performance Summary footnotes.

Franklin Strategic Income Fund
Performance Summary
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Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(4/30/14–4/30/24)
Advisor Class
(4/30/14–4/30/24)

Franklin Strategic Income Fund
Performance Summary
7
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Floating-rate loans and debt securities are typically rated below investment grade and are subject to greater risk of default, which could result in loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivative instruments can be illiquid, may disproportionately increase loss-
es, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual fees may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 8/31/24 without Board consent.
Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the closing market price or NAV as of the date indicated. The Distribution
Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of fund performance.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: FactSet. The Bloomberg U.S. Aggregate Index measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes
Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and nonagency).
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(5/1/23–4/30/24)
Share Class
Net Investment
Income
A $0.3788
C $0.3442
R $0.3582
R6 $0.4086
Advisor $0.3990
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.93% 0.98%
Advisor 0.68% 0.73%

Your Fund’s Expenses
Franklin Strategic Income Fund
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/23
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,058.70 $4.75 $1,020.25 $4.66 0.93%
C $1,000 $1,056.40 $6.78 $1,018.27 $6.66 1.33%
R $1,000 $1,057.70 $6.02 $1,019.01 $5.91 1.18%
R6 $1,000 $1,060.50 $2.85 $1,022.09 $2.80 0.56%
Advisor $1,000 $1,059.90 $3.47 $1,021.50 $3.40 0.68%

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended April 30,
2024 2023 2022 2021* 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.23 $8.55 $9.44 $8.67 $9.61
Income from investment operations
b
:
Net investment income
c
......................... 0.37 0.36 0.29 0.37 0.38
Net realized and unrealized gains (losses) ........... (0.12) (0.31) (0.84) 0.75 (0.90)
Total from investment operations .................... 0.25 0.05 (0.55) 1.12 (0.52)
Less distributions from:
Net investment income and net foreign currency gains .. (0.38) (0.37) (0.34) (0.35) (0.42)
Net asset value, end of year ....................... $8.10 $8.23 $8.55 $9.44 $8.67
Total return
d
................................... 3.12% 0.73% (6.07)% 13.05% (5.72)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.94% 0.94% 0.90% 0.88% 0.88%
Expenses net of waiver and payments by affiliates
e
...... 0.91% 0.89% 0.84% 0.86% 0.86%
Net investment income ........................... 4.55% 4.34% 3.11% 3.93% 4.01%
Supplemental data
Net assets, end of year (000’s) ..................... $2,079,060 $2,285,374 $2,609,533 $2,862,068 $2,686,523
Portfolio turnover rate ............................ 65.73%
f
69.77% 52.98% 111.72%
f
118.64%
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 55.51%
f
69.77% 41.46% 54.21%
f
86.69%
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended April 30,
2024 2023 2022 2021* 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.23 $8.55 $9.44 $8.67 $9.61
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.32 0.25 0.33 0.34
Net realized and unrealized gains (losses) ........... (0.12) (0.30) (0.84) 0.75 (0.90)
Total from investment operations .................... 0.22 0.02 (0.59) 1.08 (0.56)
Less distributions from:
Net investment income and net foreign currency gains .. (0.34) (0.34) (0.30) (0.31) (0.38)
Net asset value, end of year ....................... $8.11 $8.23 $8.55 $9.44 $8.67
Total return
d
................................... 2.80% 0.30% (6.48)% 12.58% (6.11)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.34% 1.34% 1.29% 1.28% 1.28%
Expenses net of waiver and payments by affiliates
e
...... 1.31% 1.29% 1.24% 1.26% 1.26%
Net investment income ........................... 4.14% 3.92% 2.70% 3.51% 3.61%
Supplemental data
Net assets, end of year (000’s) ..................... $64,894 $100,037 $171,374 $387,589 $518,795
Portfolio turnover rate ............................ 65.73%
f
69.77% 52.98% 111.72%
f
118.64%
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 55.51%
f
69.77% 41.46% 54.21%
f
86.69%
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended April 30,
2024 2023 2022 2021* 2020
a
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.19 $8.51 $9.40 $8.63 $9.57
Income from investment operations
b
:
Net investment income
c
......................... 0.35 0.33 0.27 0.34 0.36
Net realized and unrealized gains (losses) ........... (0.12) (0.30) (0.85) 0.76 (0.91)
Total from investment operations .................... 0.23 0.03 (0.58) 1.10 (0.55)
Less distributions from:
Net investment income and net foreign currency gains .. (0.36) (0.35) (0.31) (0.33) (0.39)
Net asset value, end of year ....................... $8.06 $8.19 $8.51 $9.40 $8.63
Total return .................................... 2.87% 0.48% (6.33)% 12.83% (5.98)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.19% 1.19% 1.15% 1.13% 1.13%
Expenses net of waiver and payments by affiliates
d
...... 1.16% 1.14% 1.09% 1.11% 1.11%
Net investment income ........................... 4.30% 4.09% 2.86% 3.68% 3.76%
Supplemental data
Net assets, end of year (000’s) ..................... $36,034 $40,939 $48,447 $59,366 $62,063
Portfolio turnover rate ............................ 65.73%
e
69.77% 52.98% 111.72%
e
118.64%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 55.51%
e
69.77% 41.46% 54.21%
e
86.69%
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.
f
See Note 1(g) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended April 30,
2024 2023 2022 2021* 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.24 $8.56 $9.45 $8.68 $9.63
Income from investment operations
b
:
Net investment income
c
......................... 0.40 0.39 0.32 0.40 0.43
Net realized and unrealized gains (losses) ........... (0.12) (0.31) (0.84) 0.75 (0.93)
Total from investment operations .................... 0.28 0.08 (0.52) 1.15 (0.50)
Less distributions from:
Net investment income and net foreign currency gains .. (0.41) (0.40) (0.37) (0.38) (0.45)
Net asset value, end of year ....................... $8.11 $8.24 $8.56 $9.45 $8.68
Total return .................................... 3.49% 1.12% (5.72)% 13.45% (5.46)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.58% 0.55% 0.54% 0.52%
Expenses net of waiver and payments by affiliates
d
...... 0.55% 0.51% 0.48% 0.50% 0.49%
Net investment income ........................... 4.92% 4.73% 3.47% 4.30% 4.38%
Supplemental data
Net assets, end of year (000’s) ..................... $133,098 $132,950 $136,184 $132,736 $133,575
Portfolio turnover rate ............................ 65.73%
e
69.77% 52.98% 111.72%
e
118.64%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 55.51%
e
69.77% 41.46% 54.21%
e
86.69%
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.
f
See Note 1(g) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended April 30,
2024 2023 2022 2021* 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.24 $8.56 $9.45 $8.68 $9.62
Income from investment operations
b
:
Net investment income
c
......................... 0.39 0.38 0.31 0.39 0.40
Net realized and unrealized gains (losses) ........... (0.12) (0.31) (0.84) 0.75 (0.90)
Total from investment operations .................... 0.27 0.07 (0.53) 1.14 (0.50)
Less distributions from:
Net investment income and net foreign currency gains .. (0.40) (0.39) (0.36) (0.37) (0.44)
Net asset value, end of year ....................... $8.11 $8.24 $8.56 $9.45 $8.68
Total return .................................... 3.37% 0.98% (5.83)% 13.32% (5.47)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.69% 0.69% 0.65% 0.63% 0.63%
Expenses net of waiver and payments by affiliates
d
...... 0.66% 0.64% 0.59% 0.61% 0.61%
Net investment income ........................... 4.80% 4.59% 3.36% 4.18% 4.26%
Supplemental data
Net assets, end of year (000’s) ..................... $272,301 $311,142 $390,465 $462,624 $517,522
Portfolio turnover rate ............................ 65.73%
e
69.77% 52.98% 111.72%
e
118.64%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 55.51%
e
69.77% 41.46% 54.21%
e
86.69%
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.
f
See Note 1(g) regarding mortgage dollar rolls.

Franklin Strategic Series
Schedule of Investments, April 30, 2024
Franklin Strategic Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.2%
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd. , A ......................... South Africa 125,940,079 $ —
a,b,c
K2016470219 South Africa Ltd. , B ......................... South Africa 12,532,821 —
—
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. .......................... United States 45,334 8,274
Machinery 0.0%
†
b
UTEX Industries, Inc. .................................. United States 16,788 864,582
Oil, Gas & Consumable Fuels 0.2%
b
Amplify Energy Corp. .................................. United States 5,288 37,333
Birch Permian Holdings, Inc. ............................. United States 46,176 388,179
a,b,c
Talos Energy, Inc. ..................................... United States 271,085 3,537,988
3,963,500
Total Common Stocks (Cost $ 15,946,839 ) ......................................
4,836,356
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. .......................... United States 107,362 1,610
b
Total Preferred Stocks (Cost $ 1,610 ) ...........................................
1,610
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b
UTEX Industries, Inc. , 2/20/49 ............................ United States 1,440 268
Oil, Gas & Consumable Fuels 0.0%
a,b
Canvas Energy, Inc. , 10/01/24 ............................ United States 9 —
a,b
Canvas Energy, Inc. , 10/01/25 ............................ United States 9 —
—
Software 0.0%
a,b,c
WorkCapital BSD SARL , 2/13/26 .......................... Luxembourg 6,000,000 —
Total Warrants (Cost $ 751,272 ) ................................................
268
Principal
Amount
*
Corporate Bonds 59.6%
Aerospace & Defense 0.5%
Boeing Co. (The) ,
Senior Bond , 3.625% , 2/01/31 .......................... United States 5,000,000 4,298,700
Senior Note , 5.15% , 5/01/30 ........................... United States 8,100,000 7,664,152
11,962,852
Air Freight & Logistics 0.1%
d
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 2,300,000 2,270,987
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 .................. United States 1,200,000 898,648
3,169,635
Automobile Components 1.3%
d
Adient Global Holdings Ltd. ,
Senior Note , 144A, 8.25% , 4/15/31 ...................... United States 5,300,000 5,509,032

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
d
Adient Global Holdings Ltd., (continued)
Senior Secured Note , 144A, 7% , 4/15/28 .................. United States 2,000,000 $ 2,022,592
d
Allison Transmission, Inc. ,
Senior Bond , 144A, 5.875% , 6/01/29 ..................... United States 7,000,000 6,829,820
Senior Bond , 144A, 3.75% , 1/30/31 ...................... United States 3,400,000 2,913,443
d
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 6,600,000 5,459,050
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 .... United States 8,300,000 7,536,157
d
ZF North America Capital, Inc. , Senior Note , 144A, 6.75% , 4/23/30 Germany 3,600,000 3,610,747
33,880,841
Automobiles 0.3%
d
Hyundai Capital America , Senior Note , 144A, 5.35% , 3/19/29 .... United States 1,300,000 1,278,063
d
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 7,000,000 6,593,502
7,871,565
Banks 6.2%
d,e
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, FRN ,
6.339% , ( 1-year CMT T-Note + 1.65% ), 9/18/27 ............. Netherlands 2,100,000 2,118,934
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ........... Spain 3,000,000 2,442,474
Bank of America Corp. ,
Senior Bond , 2.299% to 7/20/31, FRN thereafter , 7/21/32 ..... United States 3,500,000 2,789,312
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ..... United States 8,000,000 7,377,692
Senior Note , 4.376% to 4/26/27, FRN thereafter , 4/27/28 ...... United States 9,500,000 9,184,572
d
BNP Paribas SA ,
Senior Non-Preferred Note , 144A, 2.819% to 11/18/24, FRN
thereafter , 11/19/25 .................................. France 4,400,000 4,322,085
e
Senior Preferred Note , 144A, FRN , 5.176% , ( SOFR + 1.52% ),
1/09/30 ........................................... France 6,500,000 6,376,371
d
BPCE SA , Senior Non-Preferred Note , 144A, 2.045% to 10/18/26,
FRN thereafter , 10/19/27 .............................. France 7,900,000 7,181,541
Citigroup, Inc. , Senior Note , 5.61% to 9/28/25, FRN thereafter ,
9/29/26 ........................................... United States 15,500,000 15,470,456
HSBC Holdings plc ,
Senior Bond , 2.848% to 6/03/30, FRN thereafter , 6/04/31 ..... United Kingdom 8,300,000 7,002,344
Senior Note , 4.18% to 12/08/24, FRN thereafter , 12/09/25 ..... United Kingdom 9,100,000 8,994,265
Senior Note , 5.21% to 8/10/27, FRN thereafter , 8/11/28 ....... United Kingdom 5,850,000 5,758,263
JPMorgan Chase & Co. ,
Senior Bond , 2.522% to 4/21/30, FRN thereafter , 4/22/31 ..... United States 9,400,000 7,936,509
Senior Bond , 1.953% to 2/03/31, FRN thereafter , 2/04/32 ..... United States 3,400,000 2,698,994
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ..... United States 2,500,000 2,424,447
KeyBank NA , Senior Note , 4.15% , 8/08/25 .................. United States 5,000,000 4,854,701
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28, FRN
thereafter , 7/06/29 ................................... Japan 5,100,000 5,117,957
Royal Bank of Canada , Senior Note , 5.2% , 8/01/28 ............ Canada 1,800,000 1,790,387
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 6,700,000 6,109,924
d
Societe Generale SA ,
Senior Non-Preferred Bond , 144A, 2.889% to 6/08/31, FRN
thereafter , 6/09/32 ................................... France 7,500,000 6,039,650

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
d
Societe Generale SA, (continued)
Senior Non-Preferred Note , 144A, 1.792% to 6/08/26, FRN
thereafter , 6/09/27 ................................... France 7,200,000 $ 6,581,487
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 ..... Canada 9,900,000 9,675,876
Truist Financial Corp. , Senior Note , 5.9% to 10/27/25, FRN
thereafter , 10/28/26 .................................. United States 7,900,000 7,898,815
d
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................... Italy 5,300,000 4,379,696
Wells Fargo & Co. ,
Senior Note , 4.54% to 8/14/25, FRN thereafter , 8/15/26 ....... United States 4,700,000 4,626,084
Senior Note , 6.303% to 10/22/28, FRN thereafter , 10/23/29 .... United States 7,400,000 7,583,460
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 ...... United States 4,400,000 4,315,650
161,051,946
Beverages 0.3%
d
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 9,000,000 8,223,190
Biotechnology 0.4%
Amgen, Inc. ,
Senior Bond , 4.2% , 3/01/33 ............................ United States 4,000,000 3,623,160
Senior Bond , 5.25% , 3/02/33 ........................... United States 6,600,000 6,458,926
d
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 .............. Spain 2,000,000 1,617,589
11,699,675
Broadline Retail 0.0%
a,d,f,g
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 10,914,248 —
a,d,f,g
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 4,807,777 —
—
Building Products 1.0%
d
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 3,300,000 3,247,393
d
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 5,000,000 5,041,165
d
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 .......................... United States 8,500,000 8,434,461
d
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC , Senior
Secured Note , 144A, 6.75% , 4/01/32 ..................... United States 2,900,000 2,881,880
d
Standard Industries, Inc. ,
Senior Bond , 144A, 4.75% , 1/15/28 ...................... United States 4,800,000 4,531,520
Senior Bond , 144A, 4.375% , 7/15/30 ..................... United States 1,000,000 886,467
Senior Bond , 144A, 3.375% , 1/15/31 ..................... United States 1,400,000 1,148,073
26,170,959
Capital Markets 3.0%
Deutsche Bank AG , Senior Preferred Note , 5.371% , 9/09/27 ..... Germany 7,800,000 7,757,190
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.383% to 7/20/31, FRN thereafter , 7/21/32 ..... United States 6,500,000 5,203,938
Senior Note , 5.7% , 11/01/24 ........................... United States 6,200,000 6,202,014
Senior Note , 4.387% to 6/14/26, FRN thereafter , 6/15/27 ...... United States 3,400,000 3,315,796
Senior Note , 1.948% to 10/20/26, FRN thereafter , 10/21/27 .... United States 3,000,000 2,739,669
d
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 3,300,000 3,004,185

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 2.5% , 1/15/27 ............................ United States 4,800,000 $ 4,402,427
Senior Note , 3% , 2/02/29 ............................. United States 1,500,000 1,305,907
Senior Note , 3.625% , 1/15/32 .......................... United States 3,500,000 2,917,056
Morgan Stanley ,
Senior Bond , 3.591% , 7/22/28 .......................... United States 10,000,000 9,411,784
Senior Bond , 5.466% to 1/17/34, FRN thereafter , 1/18/35 ..... United States 1,900,000 1,849,186
d
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............... United States 11,800,000 9,459,110
d
Prologis Targeted US Logistics Fund LP , Senior Note , 144A, 5.25% ,
4/01/29 ........................................... United States 2,400,000 2,355,267
d
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 . United States 2,600,000 2,631,525
UBS Group AG ,
Senior Note , 4.55% , 4/17/26 ........................... Switzerland 4,000,000 3,911,685
d
Senior Note , 144A, 2.193% to 6/04/25, FRN thereafter , 6/05/26 . Switzerland 1,000,000 959,566
d
Senior Note , 144A, 6.373% to 7/14/25, FRN thereafter , 7/15/26 . Switzerland 3,050,000 3,061,882
d
Senior Note , 144A, 5.711% to 1/11/26, FRN thereafter , 1/12/27 . Switzerland 8,150,000 8,131,552
78,619,739
Chemicals 1.6%
d
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 7,000,000 5,261,392
Celanese US Holdings LLC , Senior Note , 6.165% , 7/15/27 ...... United States 4,850,000 4,880,079
d
Consolidated Energy Finance SA ,
Senior Note , 144A, 5% , 10/15/28 ....................... Switzerland 2,693,000 EUR 2,460,550
Senior Note , 144A, 5.625% , 10/15/28 .................... Switzerland 3,600,000 3,046,061
d
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 6,600,000 5,947,530
d
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 5,000,000 4,708,459
d,f
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 2,625,000 2,131,354
Nutrien Ltd. , Senior Note , 4.9% , 3/27/28 .................... Canada 1,150,000 1,125,969
d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 .. United States 2,800,000 2,919,398
d
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ...... Switzerland 6,385,000 6,310,032
Westlake Corp. , Senior Bond , 3.375% , 6/15/30 ............... United States 2,500,000 2,200,978
d
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ..... Brazil 1,400,000 1,197,832
42,189,634
Commercial Services & Supplies 1.2%
d
Allied Universal Holdco LLC , Senior Secured Note , 144A, 7.875% ,
2/15/31 ........................................... United States 6,400,000 6,422,134
d
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 6,000,000 5,586,085
d
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 11,000,000 10,028,368
d
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 9,500,000 8,462,730
30,499,317
Communications Equipment 0.2%
d
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 .. United States 5,518,000 4,366,118
Construction & Engineering 0.2%
d
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 5,600,000 5,103,887
Construction Materials 0.3%
d
Knife River Corp. , Senior Note , 144A, 7.75% , 5/01/31 .......... United States 7,000,000 7,277,473

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.4% , 10/29/33 ................................. Ireland 7,700,000 $ 6,272,613
d
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ........... United States 6,000,000 5,931,661
OneMain Finance Corp. , Senior Note , 9% , 1/15/29 ............ United States 6,900,000 7,239,929
d
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 7,300,000 6,732,777
26,176,980
Consumer Staples Distribution & Retail 0.5%
d
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
Albertsons LLC , Senior Note , 144A, 3.5% , 3/15/29 ........... United States 8,400,000 7,420,163
Sysco Corp. , Senior Bond , 6% , 1/17/34 ..................... United States 1,900,000 1,955,305
d
US Foods, Inc. , Senior Note , 144A, 6.875% , 9/15/28 ........... United States 3,300,000 3,332,211
12,707,679
Containers & Packaging 1.6%
d
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 ...................... United States 6,200,000 3,168,448
Senior Secured Note , 144A, 4.125% , 8/15/26 .............. United States 2,500,000 2,085,979
d
OI European Group BV , Senior Note , 144A, 4.75% , 2/15/30 ...... United States 5,000,000 4,571,912
d
Owens-Brockway Glass Container, Inc. , Senior Note , 144A, 7.25% ,
5/15/31 ........................................... United States 3,000,000 3,008,340
d
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 6,100,000 5,620,108
d
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 4,600,000 4,272,413
d
Sealed Air Corp. , Senior Note , 144A, 6.125% , 2/01/28 .......... United States 8,000,000 7,910,731
d
Trivium Packaging Finance BV , Senior Secured Note , 144A, 5.5% ,
8/15/26 ........................................... Netherlands 7,000,000 6,886,223
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 .................... United States 3,600,000 2,931,906
40,456,060
Distributors 0.2%
d
Ritchie Bros Holdings, Inc. ,
Senior Note , 144A, 7.75% , 3/15/31 ...................... Canada 2,700,000 2,803,607
Senior Secured Note , 144A, 6.75% , 3/15/28 ............... Canada 1,500,000 1,516,055
4,319,662
Diversified Consumer Services 0.4%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ...... United States 7,500,000 6,693,150
d
Wand NewCo 3, Inc. , Senior Secured Note , 144A, 7.625% , 1/30/32 United States 4,000,000 4,069,782
10,762,932
Diversified REITs 0.5%
d
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 7,700,000 6,559,831
Simon Property Group LP ,
Senior Bond , 4.25% , 11/30/46 .......................... United States 3,000,000 2,359,903
Senior Bond , 3.25% , 9/13/49 ........................... United States 7,000,000 4,590,291
13,510,025
Diversified Telecommunication Services 1.4%
d
Altice France SA , Senior Secured Note , 144A, 5.5% , 10/15/29 ... France 3,000,000 1,967,310
AT&T, Inc. ,
Senior Bond , 2.55% , 12/01/33 .......................... United States 8,000,000 6,177,632

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
AT&T, Inc., (continued)
Senior Bond , 3.65% , 9/15/59 ........................... United States 4,000,000 $ 2,597,034
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 ...................................... United States 5,500,000 4,227,995
d
Iliad Holding SASU ,
Senior Secured Note , 144A, 6.5% , 10/15/26 ............... France 2,800,000 2,789,189
Senior Secured Note , 144A, 7% , 10/15/28 ................. France 5,400,000 5,285,403
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 .... United States 8,400,000 6,705,465
d
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 7,000,000 5,912,754
35,662,782
Electric Utilities 2.4%
Duke Energy Corp. ,
Senior Bond , 2.45% , 6/01/30 ........................... United States 6,200,000 5,227,033
Senior Bond , 3.75% , 9/01/46 ........................... United States 1,600,000 1,143,459
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 .......... United States 1,000,000 976,533
d
Enel Finance International NV , Senior Note , 144A, 2.65% , 9/10/24 Italy 7,800,000 7,714,658
Exelon Corp. ,
Senior Bond , 4.05% , 4/15/30 ........................... United States 13,400,000 12,374,646
Senior Bond , 4.45% , 4/15/46 ........................... United States 1,400,000 1,134,701
NextEra Energy Capital Holdings, Inc. , Senior Note , 6.051% , 3/01/25 United States 3,300,000 3,307,111
Southern Co. (The) ,
Senior Bond , 4.4% , 7/01/46 ............................ United States 5,000,000 4,073,581
Senior Note , 5.5% , 3/15/29 ............................ United States 6,100,000 6,083,369
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ... United States 820,000 853,965
d
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375% , 5/01/29 ..................... United States 11,000,000 10,025,629
Senior Secured Bond , 144A, 4.3% , 7/15/29 ................ United States 6,000,000 5,543,195
Xcel Energy, Inc. , Senior Bond , 5.45% , 8/15/33 ............... United States 4,500,000 4,350,209
62,808,089
Electrical Equipment 0.4%
Eaton Corp. , Senior Bond , 4.15% , 3/15/33 ................... United States 1,900,000 1,747,704
d
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 8,500,000 7,879,821
9,627,525
Electronic Equipment, Instruments & Components 0.4%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 .... United States 5,000,000 4,455,647
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 .................... United States 7,100,000 6,744,334
11,199,981
Energy Equipment & Services 0.2%
d
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .... United States 5,000,000 5,040,332
Entertainment 0.2%
d
Banijay Entertainment SASU ,
Senior Secured Note , 144A, 7% , 5/01/29 .................. France 2,800,000 EUR 3,141,777
Senior Secured Note , 144A, 8.125% , 5/01/29 .............. France 308,809 316,239
Warnermedia Holdings, Inc. , Senior Note , 4.054% , 3/15/29 ...... United States 2,100,000 1,916,107
5,374,123

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services 1.1%
a,e,g
Cia Securitizadora de Creditos Financeiros Vert-Fintech , 12 , Senior
Secured Note , FRN , 14.9% , ( BZDIOVRA + 5.75% ), 2/14/24 .... Brazil 11,513,000 BRL $ —
d
Corebridge Financial, Inc. , Senior Bond , 144A, 6.05% , 9/15/33 ... United States 4,900,000 4,903,633
d
GGAM Finance Ltd. , Senior Note , 144A, 8% , 6/15/28 .......... Ireland 4,000,000 4,122,464
d
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 7,000,000 6,887,723
d
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 .......................................... United States 5,800,000 5,278,092
d
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 8,000,000 6,630,060
27,821,972
Food Products 0.7%
d
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 2,000,000 1,469,764
d
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ..................................... United States 1,100,000 1,113,009
d
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 9,000,000 8,748,601
General Mills, Inc. , Senior Note , 5.241% , 11/18/25 ............. United States 1,550,000 1,541,487
Hershey Co. (The) , Senior Bond , 4.5% , 5/04/33 ............... United States 2,400,000 2,293,046
d
Post Holdings, Inc. , Senior Secured Note , 144A, 6.25% , 2/15/32 .. United States 3,100,000 3,062,482
18,228,389
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 .... United States 2,800,000 1,784,772
Ground Transportation 0.6%
d
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ........ United Kingdom 900,000 876,343
CSX Corp. , Senior Bond , 4.1% , 3/15/44 .................... United States 1,600,000 1,296,500
d
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 9,500,000 8,317,344
d
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............... United States 3,800,000 3,825,602
14,315,789
Health Care Equipment & Supplies 1.0%
d
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 .......................................... United States 7,000,000 7,238,000
Baxter International, Inc. , Senior Note , 2.272% , 12/01/28 ........ United States 4,700,000 4,068,010
GE HealthCare Technologies, Inc. , Senior Note , 5.6% , 11/15/25 .. United States 4,700,000 4,693,791
d
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 ...... United States 5,300,000 4,938,720
d
Neogen Food Safety Corp. , Senior Note , 144A, 8.625% , 7/20/30 .. United States 5,600,000 5,911,382
26,849,903
Health Care Providers & Services 2.6%
Centene Corp. ,
Senior Note , 4.25% , 12/15/27 .......................... United States 3,000,000 2,831,718
Senior Note , 2.45% , 7/15/28 ........................... United States 2,300,000 2,009,743
Senior Note , 4.625% , 12/15/29 ......................... United States 2,300,000 2,143,676
Senior Note , 3.375% , 2/15/30 .......................... United States 1,400,000 1,220,872
Senior Note , 2.625% , 8/01/31 .......................... United States 5,300,000 4,245,675
d
CHS/Community Health Systems, Inc. ,
Secured Note , 144A, 6.875% , 4/15/29 .................... United States 1,000,000 744,413
Senior Secured Note , 144A, 5.625% , 3/15/27 .............. United States 3,700,000 3,391,628
Senior Secured Note , 144A, 6% , 1/15/29 .................. United States 3,300,000 2,882,668
CVS Health Corp. ,
Senior Bond , 1.75% , 8/21/30 ........................... United States 4,000,000 3,200,321
Senior Bond , 5.3% , 6/01/33 ............................ United States 3,000,000 2,901,617

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
CVS Health Corp., (continued)
Senior Bond , 2.7% , 8/21/40 ............................ United States 6,300,000 $ 4,121,760
d
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 9,000,000 7,893,170
Elevance Health, Inc. , Senior Bond , 3.7% , 9/15/49 ............ United States 1,400,000 1,005,038
HCA, Inc. , Senior Bond , 3.5% , 9/01/30 ..................... United States 11,900,000 10,495,633
Icon Investments Six Designated Activity Co. , Senior Secured Bond ,
6% , 5/08/34 ........................................ Ireland 460,000 459,522
d
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ........ Italy 5,000,000 4,522,500
d
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 4,900,000 3,606,604
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ........... United States 2,100,000 1,754,475
Tenet Healthcare Corp. , Senior Secured Note , 6.125% , 6/15/30 ... United States 8,000,000 7,873,186
67,304,219
Health Care REITs 0.2%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond , 5% , 10/15/27 ............................ United States 3,000,000 2,456,985
Senior Bond , 3.5% , 3/15/31 ............................ United States 4,000,000 2,686,259
5,143,244
Health Care Technology 0.3%
d
IQVIA, Inc. , Senior Note , 144A, 6.5% , 5/15/30 ................ United States 7,200,000 7,241,666
Hotel & Resort REITs 0.4%
d
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note , 144A,
6.5% , 4/01/32 ...................................... United States 7,300,000 7,159,519
d
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 3,500,000 3,197,795
10,357,314
Hotels, Restaurants & Leisure 2.0%
d
Allwyn Entertainment Financing UK plc , Senior Secured Note , 144A,
7.875% , 4/30/29 ..................................... Czech Republic 6,000,000 6,142,440
d
Caesars Entertainment, Inc. , Senior Note , 144A, 4.625% , 10/15/29 United States 8,500,000 7,590,174
d
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ....................... United States 5,000,000 4,353,569
Marriott International, Inc. , Senior Bond , 5.3% , 5/15/34 ......... United States 2,200,000 2,110,809
d
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 7,500,000 6,533,785
d
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. , Senior
Secured Note , 144A, 6.625% , 5/01/32 .................... United States 5,200,000 5,183,002
d
Station Casinos LLC ,
Senior Bond , 144A, 4.625% , 12/01/31 .................... United States 4,000,000 3,509,802
Senior Note , 144A, 4.5% , 2/15/28 ....................... United States 3,100,000 2,877,697
d
Viking Cruises Ltd. ,
Senior Note , 144A, 5.875% , 9/15/27 ..................... United States 2,800,000 2,716,983
Senior Note , 144A, 7% , 2/15/29 ........................ United States 2,400,000 2,392,864
d
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
Senior Bond , 144A, 5.125% , 10/01/29 .................... United States 6,300,000 5,849,941
Senior Note , 144A, 7.125% , 2/15/31 ..................... United States 1,700,000 1,725,385
50,986,451
Household Durables 0.5%
d
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 .......... United States 7,000,000 7,285,881
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 ....... United States 4,900,000 4,466,512
11,752,393

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Products 0.3%
d
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 .. United States 5,000,000 $ 4,330,834
d
Spectrum Brands, Inc. , Senior Bond , 144A, 3.875% , 3/15/31 ..... United States 4,500,000 4,215,082
8,545,916
Independent Power and Renewable Electricity Producers 1.2%
d
AES Andes SA , Senior Note , 144A, 6.3% , 3/15/29 ............. Chile 4,600,000 4,538,798
d
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 5,000,000 4,532,255
d
Calpine Corp. ,
Senior Bond , 144A, 5% , 2/01/31 ........................ United States 4,300,000 3,901,106
Senior Note , 144A, 4.625% , 2/01/29 ..................... United States 4,000,000 3,678,209
d
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 United States 5,300,000 4,486,878
Constellation Energy Generation LLC , Senior Bond , 6.125% , 1/15/34 United States 2,000,000 2,047,940
d
Talen Energy Supply LLC , Senior Secured Note , 144A, 8.625% ,
6/01/30 ........................................... United States 7,200,000 7,623,533
30,808,719
Insurance 2.0%
d
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ........... Hong Kong 3,100,000 2,997,927
d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Secured Note , 144A, 6.75% , 4/15/28 ............... United States 6,000,000 5,998,709
Senior Secured Note , 144A, 7% , 1/15/31 .................. United States 1,900,000 1,907,281
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 ......... United States 10,000,000 6,947,362
d
Corebridge Global Funding , Secured Note , 144A, 5.9% , 9/19/28 .. United States 2,100,000 2,112,873
d
Jones Deslauriers Insurance Management, Inc. , Senior Note , 144A,
10.5% , 12/15/30 ..................................... Canada 5,000,000 5,297,290
d
Metropolitan Life Global Funding I ,
Secured Note , 144A, 5.05% , 1/06/28 ..................... United States 9,600,000 9,472,226
Secured Note , 144A, 4.3% , 8/25/29 ...................... United States 3,000,000 2,825,944
d
Northwestern Mutual Global Funding , Secured Note , 144A, 4.9% ,
6/12/28 ........................................... United States 5,600,000 5,485,281
d
RGA Global Funding , Secured Note , 144A, 5.5% , 1/11/31 ....... United States 6,400,000 6,300,253
d
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875% ,
4/15/34 ........................................... United States 3,700,000 3,651,917
52,997,063
Interactive Media & Services 0.3%
d,h
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 9,100,000 7,647,700
IT Services 1.1%
d
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 9,200,000 8,125,800
d
Gartner, Inc. ,
Senior Note , 144A, 4.5% , 7/01/28 ....................... United States 7,000,000 6,589,014
Senior Note , 144A, 3.625% , 6/15/29 ..................... United States 3,800,000 3,403,729
d
Presidio Holdings, Inc. , Senior Secured Note , 144A, 4.875% , 2/01/27 United States 11,000,000 11,021,472
29,140,015
Life Sciences Tools & Services 0.1%
d
Fortrea Holdings, Inc. , Senior Secured Note , 144A, 7.5% , 7/01/30 . United States 3,900,000 3,938,896
Machinery 0.5%
d
Chart Industries, Inc. , Senior Secured Note , 144A, 7.5% , 1/01/30 . United States 4,000,000 4,096,221
d
Esab Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............... United States 3,400,000 3,391,492
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ................ United States 3,000,000 2,980,226
Parker-Hannifin Corp. , Senior Note , 4.25% , 9/15/27 ........... United States 3,700,000 3,580,099
14,048,038

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media 2.2%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 15,900,000 $ 12,633,052
d
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 ...................... United States 5,200,000 4,413,496
Senior Secured Note , 144A, 5.125% , 8/15/27 .............. United States 2,400,000 2,226,797
Senior Secured Note , 144A, 7.875% , 4/01/30 .............. United States 300,000 294,360
Comcast Corp. , Senior Bond , 4.8% , 5/15/33 ................. United States 5,200,000 4,950,018
d
CSC Holdings LLC , Senior Bond , 144A, 3.375% , 2/15/31 ....... United States 5,000,000 3,087,333
d
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 6,000,000 5,597,411
Fox Corp. ,
Senior Bond , 3.5% , 4/08/30 ............................ United States 1,400,000 1,251,229
Senior Bond , 6.5% , 10/13/33 ........................... United States 11,500,000 11,812,012
d
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond , 144A, 4.625% , 3/15/30 ..................... United States 2,500,000 2,209,144
Senior Secured Note , 144A, 7.375% , 2/15/31 .............. United States 2,200,000 2,259,589
d
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 8,000,000 7,138,730
57,873,171
Metals & Mining 1.1%
d
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 9,200,000 8,166,810
d
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero
PT , Senior Bond , 144A, 5.45% , 5/15/30 ................... Indonesia 6,900,000 6,688,749
d
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 ...................... United States 3,200,000 2,931,107
Senior Note , 144A, 3.25% , 11/15/26 ..................... United States 2,700,000 2,527,317
d
POSCO , Senior Note , 144A, 5.625% , 1/17/26 ................ South Korea 7,950,000 7,933,330
28,247,313
Mortgage Real Estate Investment Trusts (REITs) 0.3%
d
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 10,000,000 8,932,679
Multi-Utilities 0.6%
Dominion Energy, Inc. ,
A , Senior Note , 4.35% , 8/15/32 ......................... United States 3,200,000 2,917,778
C , Senior Note , 3.375% , 4/01/30 ........................ United States 7,800,000 6,911,950
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 ............... United States 5,700,000 5,547,396
15,377,124
Office REITs 0.1%
Alexandria Real Estate Equities, Inc. , Senior Bond , 5.25% , 5/15/36 United States 2,200,000 2,070,093
Oil, Gas & Consumable Fuels 6.3%
d
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 .............. Norway 8,700,000 7,243,232
d
Antero Resources Corp. , Senior Note , 144A, 7.625% , 2/01/29 .... United States 4,969,000 5,093,737
d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Secured Note , 144A, 9.25% , 7/15/29 ................ United States 4,400,000 4,551,869
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 .. Canada 3,700,000 3,178,842
d
Cheniere Energy, Inc. , Senior Bond , 144A, 5.65% , 4/15/34 ...... United States 1,600,000 1,566,963
d
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ........................................... United States 7,300,000 7,561,185
d
Civitas Resources, Inc. ,
Senior Note , 144A, 8.375% , 7/01/28 ..................... United States 3,300,000 3,446,632
Senior Note , 144A, 8.625% , 11/01/30 .................... United States 1,000,000 1,064,856

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
d
Civitas Resources, Inc., (continued)
Senior Note , 144A, 8.75% , 7/01/31 ...................... United States 3,300,000 $ 3,504,574
d
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 6,500,000 6,409,203
d
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ....... United States 4,600,000 4,087,014
d
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 8,700,000 8,817,870
Energy Transfer LP ,
Senior Bond , 3.75% , 5/15/30 ........................... United States 7,300,000 6,587,528
d
Senior Note , 144A, 6% , 2/01/29 ........................ United States 4,000,000 3,997,751
EnLink Midstream LLC ,
Senior Bond , 5.375% , 6/01/29 .......................... United States 10,900,000 10,517,755
d
Senior Note , 144A, 5.625% , 1/15/28 ..................... United States 1,700,000 1,671,738
d
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 800,000 815,724
d
Galaxy Pipeline Assets Bidco Ltd. , Senior Secured Bond , 144A,
2.16% , 3/31/34 .....................................
United Arab
Emirates 2,431,200 2,032,730
d
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 2,500,000 2,452,903
d
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 6% , 2/01/31 ........................ United States 4,900,000 4,696,121
Senior Bond , 144A, 6.25% , 4/15/32 ...................... United States 1,700,000 1,642,787
d
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 5,000,000 4,838,221
d
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 ...... United States 5,400,000 5,355,636
MPLX LP , Senior Note , 2.65% , 8/15/30 ..................... United States 15,000,000 12,643,176
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% , 5/15/30 United States 10,000,000 9,391,564
Sunoco LP / Sunoco Finance Corp. , Senior Note , 4.5% , 5/15/29 .. United States 12,000,000 10,964,967
d
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 ............ Norway 9,000,000 9,910,620
d
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A,
4.125% , 8/15/31 ..................................... United States 2,600,000 2,271,067
d
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ........................................... United States 5,500,000 5,647,798
d
Viper Energy, Inc. , Senior Note , 144A, 7.375% , 11/01/31 ........ United States 3,600,000 3,713,958
d
Vital Energy, Inc. , Senior Note , 144A, 7.875% , 4/15/32 ......... United States 6,300,000 6,396,827
162,074,848
Paper & Forest Products 0.4%
Suzano Austria GmbH ,
Senior Bond , 3.75% , 1/15/31 ........................... Brazil 7,100,000 6,128,497
DM3N , Senior Bond , 3.125% , 1/15/32 .................... Brazil 4,400,000 3,540,246
9,668,743
Passenger Airlines 0.6%
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 8,000,000 7,732,502
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 5,200,500 5,129,807
d
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 2,111,746 2,033,198
14,895,507
Personal Care Products 1.0%
d
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 6,200,000 6,279,748
d
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International
US LLC , Senior Secured Note , 144A, 4.75% , 1/15/29 ......... United States 8,000,000 7,465,053
Estee Lauder Cos., Inc. (The) , Senior Bond , 4.65% , 5/15/33 ..... United States 8,800,000 8,351,115
d
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 3,700,000 3,151,156
25,247,072

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 1.4%
d
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 11,700,000 $ 10,889,091
d
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ........................................... United States 3,200,000 3,255,416
d
Organon & Co. / Organon Foreign Debt Co-Issuer BV , Senior
Secured Note , 144A, 4.125% , 4/30/28 .................... United States 7,000,000 6,381,948
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% , 5/19/33 United States 3,500,000 3,335,927
Royalty Pharma plc , Senior Bond , 3.3% , 9/02/40 .............. United States 5,300,000 3,738,372
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ..................................... Israel 9,100,000 8,626,897
36,227,651
Real Estate Management & Development 0.2%
d
China Overseas Finance Cayman VI Ltd. , Senior Bond , Reg S,
5.95% , 5/08/24 ..................................... China 4,000,000 3,999,599
Software 0.3%
d
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 8,000,000 7,417,724
Specialized REITs 0.3%
d
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ........... United States 8,200,000 8,253,972
Specialty Retail 0.2%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ............... United States 1,900,000 1,782,177
d
Michaels Cos., Inc. (The) , Senior Secured Note , 144A, 5.25% ,
5/01/28 ........................................... United States 3,700,000 3,135,813
4,917,990
Technology Hardware, Storage & Peripherals 0.4%
Dell International LLC / EMC Corp. , Senior Bond , 5.4% , 4/15/34 .. United States 7,800,000 7,560,078
Teledyne FLIR LLC , Senior Note , 2.5% , 8/01/30 .............. United States 2,100,000 1,749,663
9,309,741
Textiles, Apparel & Luxury Goods 0.7%
d
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 7,500,000 7,470,069
Tapestry, Inc. , Senior Bond , 7.85% , 11/27/33 ................. United States 9,300,000 9,718,740
17,188,809
Tobacco 0.9%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................ United States 12,400,000 11,006,694
d
Imperial Brands Finance plc ,
Senior Bond , 144A, 4.25% , 7/21/25 ...................... United Kingdom 2,800,000 2,743,149
Senior Bond , 144A, 3.875% , 7/26/29 ..................... United Kingdom 2,200,000 2,016,117
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 .... United States 7,200,000 7,060,279
22,826,239
Trading Companies & Distributors 1.2%
d
EquipmentShare.com, Inc. , Secured Note , 144A, 8.625% , 5/15/32 . United States 7,100,000 7,232,551
d
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 10,200,000 9,036,921
d
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 1,800,000 1,749,966
d
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ........................................... United States 4,900,000 4,790,400
d
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ..................... United States 7,000,000 6,962,544
Senior Note , 144A, 6.625% , 3/15/32 ..................... United States 1,000,000 996,571
30,768,953

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Transportation Infrastructure 0.0%
†
d
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn.,
9/30/36 ........................................... United States 1,000,000 $ 678,059
Wireless Telecommunication Services 0.6%
d
Altice France Holding SA , Senior Secured Note , 144A, 6% , 2/15/28 Luxembourg 2,000,000 585,380
Digicel Group Holdings Ltd. ,
Zero Cpn., 11/17/33 ................................. Bermuda 685,800 36,131
Zero Cpn., 11/17/33 ................................. Bermuda 90,086 26,260
T-Mobile USA, Inc. ,
Senior Bond , 3.3% , 2/15/51 ............................ United States 4,800,000 3,153,143
Senior Note , 3.875% , 4/15/30 .......................... United States 13,400,000 12,266,995
16,067,909
Total Corporate Bonds (Cost $ 1,657,851,524 ) ...................................
1,540,688,656
i
Senior Floating Rate Interests 2.6%
Aerospace & Defense 0.1%
f
Alloy FinCo Ltd. , Term Loan, B , PIK, 14% , 3/06/25 ............. United Kingdom 4,226,532 3,559,796
Air Freight & Logistics 0.1%
j ,k
Rand Parent LLC , First Lien, CME Term Loan, B , 9.559% , ( 3-month
SOFR + 4.25% ), 3/17/30 .............................. United States 1,263,261 1,271,239
k
Automobile Components 0.2%
DexKo Global, Inc. , First Lien, Closing Date CME Term Loan ,
9.321% , ( 3-month SOFR + 3.75% ), 10/04/28 ............... United States 353,341 351,294
First Brands Group LLC ,
First Lien, 2021 CME Term Loan , 10.591% , ( 3-month SOFR + 5% ),
3/30/27 ........................................... United States 1,232,873 1,181,709
Second Lien, 2021 CME Term Loan , 14.141% , ( 3-month SOFR +
8.5% ), 3/30/28 ...................................... United States 1,029,361 983,040
Highline Aftermarket Acquisition LLC , First Lien, Initial CME Term
Loan , 9.916% , ( 1-month SOFR + 4.5% ), 11/09/27 ........... United States 439,005 440,467
Tenneco, Inc. , First Lien, CME Term Loan, B , 10.17% , ( 3-month
SOFR + 5% ), 11/17/28 ................................ United States 411,746 404,258
TI Group Automotive Systems LLC , Refinancing U.S. CME Term
Loan , 8.68% , ( 1-month SOFR + 3.25% ), 12/16/26 ........... United States 294,510 295,738
3,656,506
a a a a a a
Automobiles 0.0%
†
k
American Trailer World Corp. , First Lien, Initial CME Term Loan ,
9.166% , ( 1-month SOFR + 3.75% ), 3/03/28 ................ United States 752,173 739,247
Beverages 0.0%
†
k
Triton Water Holdings, Inc. , First Lien, Initial CME Term Loan ,
8.814% , ( 3-month SOFR + 3.25% ), 3/31/28 ................ United States 537,750 536,304
k
Building Products 0.1%
AZZ, Inc. , Initial CME Term Loan , 8.566% , ( 1-month SOFR + 3.25% ),
5/13/29 ........................................... United States 658,799 663,621
Quikrete Holdings, Inc. , CME Term Loan, B2 , 7.569% , ( 1-month
SOFR + 2.25% ), 3/19/29 .............................. United States 408,282 409,158
Summit Materials LLC , CME Term Loan, B2 , 7.799% , ( 3-month
SOFR + 2.5% ), 1/12/29 ............................... United States 186,031 187,660
1,260,439
a a a a a a

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
k
Capital Markets 0.1%
Citadel Securities LP , CME Term Loan , 7.566% , ( 1-month SOFR +
2.25% ), 7/29/30 ..................................... United States 408,364 $ 409,642
Edelman Financial Engines Center LLC (The) , First Lien, 2021 Initial
CME Term Loan , 8.93% , ( 1-month SOFR + 3.5% ), 4/07/28 ..... United States 247,686 248,124
Jane Street Group LLC , 2024 Repricing CME Term Loan , 7.93% ,
( 1-month SOFR + 2.5% ), 1/26/28 ........................ United States 407,279 408,089
Osmosis Buyer Ltd. ,
2022 Refinancing CME Term Loan, B , 9.324% , ( 1-month SOFR +
4% ), 7/31/28 ....................................... United Kingdom 413,449 415,349
2023 Incremental Delayed Draw CME Term Loan , 9.567% ,
( 1-month SOFR + 4.25% ), 7/31/28 ....................... United Kingdom 163,391 164,413
1,645,617
a a a a a a
k
Chemicals 0.2%
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan , 9.976% , ( 3-month SOFR +
4.5% ), 3/15/29 ...................................... United States 729,244 718,363
Second Lien, Initial CME Term Loan , 12.853% , ( 1-month SOFR +
7.438% ), 3/15/30 .................................... United States 682,252 612,663
Indicor LLC , First Lien, Dollar CME Term Loan, B , 9.302% , ( 3-month
SOFR + 4% ), 11/22/29 ................................ United States 349,735 352,882
INEOS Quattro Holdings UK Ltd. , 2029 Dollar CME Term Loan, B ,
9.666% , ( 1-month SOFR + 4.25% ), 4/02/29 ................ United Kingdom 404,063 403,811
INEOS US Finance LLC , 2027-II Dollar CME Term Loan , 9.166% ,
( 1-month SOFR + 3.75% ), 11/08/27 ...................... Luxembourg 805,760 809,576
LSF11 A5 Holdco LLC , Fourth Amendment Incremental CME Term
Loan, B , 9.666% , ( 1-month SOFR + 4.25% ), 10/15/28 ........ United States 632,445 634,975
Nouryon Finance BV , 2023 CME Term Loan , 9.423% , ( 1-month
SOFR + 4% ), 4/03/28 ................................. Netherlands 498,849 500,408
PMHC II, Inc. , Initial CME Term Loan, B , 9.706% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 1,054,640 1,041,225
SCIH Salt Holdings, Inc. , First Lien, Incremental CME Term Loan,
B1 , 9.442% , ( 1-month SOFR + 4% ), 3/16/27 ............... United States 406,682 408,207
5,482,110
a a a a a a
k
Commercial Services & Supplies 0.2%
Allied Universal Holdco LLC , Initial U.S. Dollar CME Term Loan ,
9.166% , ( 1-month SOFR + 3.75% ), 5/12/28 ................ United States 640,855 642,057
APX Group, Inc. , Initial CME Term Loan , 8.194% , ( 1-month SOFR +
2.75%; 3-month SOFR + 1.75% ), 7/10/28 .................. United States 514,971 516,330
CCI Buyer, Inc. , First Lien, Initial CME Term Loan , 9.302% , ( 3-month
SOFR + 4% ), 12/17/27 ................................ United States 836,417 836,940
Pitney Bowes, Inc. , Refinancing CME Term Loan, B , 9.43% ,
( 1-month SOFR + 4% ), 3/17/28 ......................... United States 2,180,930 2,180,014
Spin Holdco, Inc. , Initial CME Term Loan , 9.585% , ( 3-month SOFR +
4% ), 3/04/28 ....................................... United States 1,049,684 929,627
5,104,968
a a a a a a
Communications Equipment 0.0%
†
k
CommScope, Inc. , Initial CME Term Loan , 8.68% , ( 1-month SOFR +
3.25% ), 4/06/26 ..................................... United States 442,204 390,984
Construction & Engineering 0.0%
†
k
USIC Holdings, Inc. , First Lien, Initial CME Term Loan , 9.064% ,
( 3-month SOFR + 3.5% ), 5/12/28 ........................ United States 543,412 543,841

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
Consumer Finance 0.0%
†
k
Nuvei Technologies Corp. , Initial CME Term Loan , 8.416% , ( 1-month
SOFR + 3% ), 12/19/30 ................................ Canada 272,117 $ 272,968
k
Containers & Packaging 0.1%
Charter Next Generation, Inc. , First Lien, Initial CME Term Loan ,
8.816% , ( 1-month SOFR + 3.5% ), 12/01/27 ................ United States 404,379 406,357
Kleopatra Finco SARL , USD CME Term Loan, B , 10.267% , ( 6-month
SOFR + 4.725% ), 2/12/26 ............................. Luxembourg 1,409,129 1,277,615
Pactiv Evergreen, Inc. , U.S. CME Term Loan, B3 , 8.68% , ( 1-month
SOFR + 3.25% ), 9/24/28 .............................. United States 283,410 285,240
1,969,212
a a a a a a
Diversified Consumer Services 0.0%
†
k
WW International, Inc. , Initial CME Term Loan , 8.93% , ( 1-month
SOFR + 3.5% ), 4/13/28 ............................... United States 617,618 282,273
k
Diversified Telecommunication Services 0.0%
†
Altice France SA , USD CME Term Loan, B14 , 10.829% , ( 3-month
SOFR + 5.5% ), 8/15/28 ............................... France 253,096 190,850
Global Tel*Link Corp. , First Lien, CME Term Loan , 9.666% , ( 1-month
SOFR + 4.25% ), 11/29/25 ............................. United States 855,295 841,662
1,032,512
a a a a a a
Entertainment 0.0%
†
k
Playtika Holding Corp. , CME Term Loan, B1 , 8.18% , ( 1-month SOFR
+ 2.75% ), 3/13/28 ................................... United States 420,668 421,496
k
Financial Services 0.0%
†
Red Planet Borrower LLC , Initial CME Term Loan , 9.166% , ( 1-month
SOFR + 3.75% ), 10/02/28 ............................. United States 427,305 419,748
Verscend Holding Corp. , CME Term Loan, B1 , 9.445% , ( 1-month
SOFR + 4% ), 8/27/25 ................................. United States 548,118 548,803
968,551
a a a a a a
Ground Transportation 0.0%
†
k
Avis Budget Car Rental LLC , New CME Term Loan, C , 8.416% ,
( 1-month SOFR + 3% ), 3/16/29 ......................... United States 680,523 678,965
k
Health Care Equipment & Supplies 0.0%
†
Medline Borrower LP , Refinancing CME Term Loan , 8.068% ,
( 1-month SOFR + 2.75% ), 10/23/28 ...................... United States 349,600 350,918
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.) , Closing Date CME Term Loan , 10.702% , ( 3-month SOFR +
5.25% ), 12/15/27 .................................... United States 381,206 382,596
733,514
a a a a a a
k
Health Care Providers & Services 0.2%
ADMI Corp. , Amendment No. 4 Refinancing CME Term Loan ,
8.805% , ( 1-month SOFR + 3.375% ), 12/23/27 .............. United States 1,009,403 975,876
Charlotte Buyer, Inc. , First Lien, Initial CME Term Loan, B , 10.571% ,
( 1-month SOFR + 5.25% ), 2/11/28 ....................... United States 628,478 632,209
CNT Holdings I Corp. , First Lien, Initial CME Term Loan , 8.83% ,
( 3-month SOFR + 3.5% ), 11/08/27 ....................... United States 268,257 269,506
Medical Solutions Holdings, Inc. , First Lien, Initial CME Term Loan ,
8.666% , ( 1-month SOFR + 3.25% ), 11/01/28 ............... United States 650,019 577,009
National Mentor Holdings, Inc. , Second Lien, Initial CME Term Loan ,
12.659% , ( 3-month SOFR + 7.25% ), 3/02/29 ............... United States 1,029,361 918,710

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
k
Health Care Providers & Services (continued)
Pacific Dental Services LLC , Refinancing CME Term Loan , 8.571% ,
( 1-month SOFR + 3.25% ), 3/15/31 ....................... United States 408,866 $ 410,359
Radiology Partners, Inc. , CME Term Loan, B , 10.587% , ( 3-month
SOFR + 5% ), 1/31/29 ................................. United States 955,404 919,180
Surgery Center Holdings, Inc. , Initial CME Term Loan , 8.815% ,
( 1-month SOFR + 3.5% ), 12/19/30 ....................... United States 58,654 59,073
U.S. Anesthesia Partners, Inc. , First Lien, Initial CME Term Loan ,
9.692% , ( 1-month SOFR + 4.25% ), 10/01/28 ............... United States 990,013 960,208
Waystar Technologies, Inc. , First Lien, 2024 Initial CME Term Loan ,
9.316% , ( 1-month SOFR + 4% ), 10/22/29 .................. United States 357,687 360,146
6,082,276
a a a a a a
k
Hotels, Restaurants & Leisure 0.2%
f ,j
24 Hour Fitness Worldwide, Inc. , CME Term Loan, 1 , PIK, 6.571% ,
( 3-month SOFR + 1% ), 12/29/25 ........................ United States 2,319,266 1,143,394
Bally's Corp. , CME Term Loan, B , 8.836% , ( 3-month SOFR +
3.25% ), 10/02/28 .................................... United States 1,716,920 1,621,150
Dave & Buster's, Inc. , 2024 Refinancing CME Term Loan, B , 8.625% ,
( 1-month SOFR + 3.25% ), 6/29/29 ....................... United States 416,566 418,534
Hilton Grand Vacations Borrower LLC , Initial CME Term Loan ,
7.816% , ( 1-month SOFR + 2.5% ), 8/02/28 ................. United States 365,515 366,498
Ontario Gaming GTA LP , CME Term Loan, B , 9.559% , ( 3-month
SOFR + 4.25% ), 8/01/30 .............................. Canada 202,369 203,718
Raptor Acquisition Corp. , First Lien, CME Term Loan, B , 9.59% ,
( 3-month SOFR + 4% ), 11/01/26 ........................ United States 544,823 547,547
Scientific Games Holdings LP , First Lien, Initial Dollar CME Term
Loan , 8.556% , ( 3-month SOFR + 3.25% ), 4/04/29 ........... United States 281,962 282,425
4,583,266
a a a a a a
Household Durables 0.0%
†
k
Hunter Douglas Holding BV , CME Term Loan, B1 , 8.824% , ( 3-month
SOFR + 3.5% ), 2/26/29 ............................... Netherlands 203,028 201,977
k
Insurance 0.2%
Acrisure LLC ,
First Lien, 2021-1 Additional Term Loan , 9.18% , ( 1-month Synthetic
USD LIBOR + 3.75% ), 2/15/27 .......................... United States 415,676 416,715
First Lien, 2021-2 Additional Term Loan , 9.68% , ( 1-month Synthetic
USD LIBOR + 4.25% ), 2/15/27 .......................... United States 283,834 285,135
AssuredPartners, Inc. , 2024 CME Term Loan , 8.827% , ( 1-month
SOFR + 3.5% ), 2/14/31 ............................... United States 790,484 794,840
Asurion LLC ,
New CME Term Loan, B10 , 9.416% , ( 1-month SOFR + 4% ),
8/19/28 ........................................... United States 240,807 234,520
New CME Term Loan, B11 , 9.666% , ( 1-month SOFR + 4.25% ),
8/19/28 ........................................... United States 87,852 85,903
Second Lien, New CME Term Loan, B4 , 10.68% , ( 1-month SOFR
+ 5.25% ), 1/20/29 ................................... United States 2,300,693 2,080,689
3,897,802
a a a a a a
k
IT Services 0.1%
Aventiv Technologies LLC ,
First Lien, Initial CME Term Loan , 10.461% , ( 3-month SOFR +
4.89% ), 11/01/24 .................................... United States 1,406,408 1,047,782
First Lien, Second-Out CME Term Loan , 13.071% , ( 3-month SOFR
+ 7.5% ), 7/31/25 .................................... United States 27,234 27,574

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
k
IT Services (continued)
Gainwell Acquisition Corp. , First Lien, CME Term Loan, B , 9.409% ,
( 3-month SOFR + 4% ), 10/01/27 ........................ United States 834,350 $ 798,110
Peraton Corp. , First Lien, CME Term Loan, B , 9.166% , ( 1-month
SOFR + 3.75% ), 2/01/28 .............................. United States 219,489 219,841
2,093,307
a a a a a a
k
Media 0.1%
Cengage Learning, Inc. , CME Term Loan, B , 9.565% , ( 1-month
SOFR + 4.25% ), 3/24/31 .............................. United States 500,000 501,608
Gray Television, Inc. , CME Term Loan, D , 8.442% , ( 1-month SOFR +
3% ), 12/01/28 ...................................... United States 775,546 731,216
MH Sub I LLC (Micro Holding Corp.) , First Lien, 2023 May
Incremental CME Term Loan , 9.566% , ( 1-month SOFR + 4.25% ),
5/03/28 ........................................... United States 256,051 255,527
Univision Communications, Inc. , First Lien, 2021 Replacement
Converted CME Term Loan , 8.68% , ( 1-month SOFR + 3.25% ),
3/15/26 ........................................... United States 648,302 649,553
2,137,904
a a a a a a
Metals & Mining 0.0%
†
k
Arsenal AIC Parent LLC , 2024 CME Term Loan, B , 9.08% , ( 1-month
SOFR + 3.75% ), 8/18/30 .............................. United States 236,890 238,963
k
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial CME
Term Loan , 10.336% , ( 3-month SOFR + 4.75% ), 4/20/28 ...... United States 361,855 376,819
American Airlines, Inc. , Initial CME Term Loan , 8.775% , ( 6-month
SOFR + 3.5% ), 6/04/29 ............................... United States 617,618 620,580
United Airlines, Inc. , 2024 CME Term Loan, B , 8.076% , ( 3-month
SOFR + 2.75% ), 2/22/31 .............................. United States 317,956 319,695
1,317,094
a a a a a a
k
Pharmaceuticals 0.1%
Endo Luxembourg Finance Co. I SARL , Term Loan, B , 9.828% ,
( 3-month SOFR + 4.5% ), 4/09/31 ........................ United States 1,754,926 1,752,513
Grifols Worldwide Operations Ltd. , Dollar CME Term Loan, B ,
7.459% , ( 3-month SOFR + 2% ), 11/15/27 .................. Spain 307,205 300,966
Jazz Pharmaceuticals plc , Additional Dollar CME Term Loan, B1 ,
8.43% , ( 1-month SOFR + 3% ), 5/05/28 ................... United States 628,616 633,038
Organon & Co. , Dollar CME Term Loan , 8.433% , ( 1-month SOFR +
3% ), 6/02/28 ....................................... United States 403,489 406,201
3,092,718
a a a a a a
Semiconductors & Semiconductor Equipment 0.0%
†
k
MKS Instruments, Inc. , 2023-1 Dollar CME Term Loan, B , 7.823% ,
( 1-month SOFR + 2.5% ), 8/17/29 ........................ United States 562,951 564,713
Software 0.2%
k
Genesys Cloud Services Holdings I LLC , 2024 Incremental No.
2 Dollar CME Term Loan , 8.816% , ( 1-month SOFR + 3.5% ),
12/01/27 .......................................... United States 597,664 601,130
k
Idera, Inc. , First Lien, CME Term Loan, B1 , 9.206% , ( 3-month SOFR
+ 3.75% ), 3/02/28 ................................... United States 575,030 573,546
k
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing CME Term Loan , 9.814% ,
( 3-month SOFR + 4.25% ), 12/01/27 ...................... United States 1,099,684 1,024,427
First Lien, First Amendment CME Term Loan , 9.555% , ( 3-month
SOFR + 4% ), 12/01/27 ................................ United States 125,626 116,361

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
Software (continued)
k
McAfee Corp. , CME Term Loan, B1 , 9.177% , ( 1-month SOFR +
3.75% ), 3/01/29 ..................................... United States 640,819 $ 643,046
k
Polaris Newco LLC , First Lien, Dollar CME Term Loan , 9.591% ,
( 3-month SOFR + 4% ), 6/02/28 ......................... United States 810,039 806,277
k
Rocket Software, Inc. , Extended Dollar CME Term Loan , 10.066% ,
( 1-month SOFR + 4.75% ), 11/28/28 ...................... United States 412,000 410,295
a ,c ,g
WorkCapital BSD SARL , Term Loan , 6.5% , 1/01/38 ............ Luxembourg 20,000,000 —
4,175,082
a a a a a a
k
Specialty Retail 0.3%
Evergreen AcqCo 1 LP , Initial CME Term Loan , 9.36% , ( 3-month
SOFR + 3.75% ), 4/26/28 .............................. United States 427,585 429,991
GNC Holdings, Inc. , Second Lien, CME Term Loan , 11.427% ,
( 1-month SOFR + 6% ), 10/07/26 ........................ United States 3,006,066 2,404,853
Great Outdoors Group LLC , CME Term Loan, B2 , 9.18% , ( 1-month
SOFR + 3.75% ), 3/06/28 .............................. United States 448,464 449,224
Michaels Cos., Inc. (The) , CME Term Loan, B , 9.821% , ( 3-month
SOFR + 4.25% ), 4/15/28 .............................. United States 591,139 552,647
Park River Holdings, Inc. , First Lien, Initial CME Term Loan , 8.814% ,
( 3-month SOFR + 3.25% ), 12/28/27 ...................... United States 229,026 226,551
RealTruck Group, Inc. , Initial CME Term Loan , 8.93% , ( 1-month
SOFR + 3.5% ), 1/31/28 ............................... United States 626,496 622,975
Restoration Hardware, Inc. , 2022 Incremental CME Term Loan ,
8.666% , ( 1-month SOFR + 3.25% ), 10/20/28 ............... United States 858,002 847,277
Staples, Inc. , 2019 Refinancing New Term Loan, B1 , 10.443% ,
( 1-month Synthetic USD LIBOR + 5% ), 4/16/26 ............. United States 941,436 931,536
White Cap Supply Holdings LLC , Initial Closing Date CME Term
Loan , 9.066% , ( 1-month SOFR + 3.75% ), 10/19/27 .......... United States 213,745 214,760
6,679,814
a a a a a a
Technology Hardware, Storage & Peripherals 0.0%
†
k
Magenta Buyer LLC , First Lien, Initial CME Term Loan , 10.574% ,
( 3-month SOFR + 5% ), 7/27/28 ......................... United States 665,023 339,368
Textiles, Apparel & Luxury Goods 0.0%
†
k
Hanesbrands, Inc. , Initial CME Term Loan, B , 9.066% , ( 1-month
SOFR + 3.75% ), 3/08/30 .............................. United States 611,571 612,843
k
Transportation Infrastructure 0.0%
†
First Student Bidco, Inc. ,
Initial CME Term Loan, B , 8.564% , ( 3-month SOFR + 3% ), 7/21/28 United States 210,121 210,663
Initial CME Term Loan, C , 8.564% , ( 3-month SOFR + 3% ), 7/21/28 United States 63,879 64,044
LaserShip, Inc. , First Lien, Initial CME Term Loan , 10.071% ,
( 3-month SOFR + 4.5% ), 5/07/28 ........................ United States 679,138 638,390
913,097
a a a a a a
Total Senior Floating Rate Interests (Cost $ 87,066,359 ) ..........................
67,480,766
l
Marketplace Loans 1.5%
a
Financial Services 1.5%
a a a a a a
Total Marketplace Loans (Cost $ 43,396,973 ) ....................................
37,995,687
Foreign Government and Agency Securities 2.2%
d
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
m
13,600,000 12,098,370
d
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
m
11,500,000 10,883,715

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Colombia Government Bond , Senior Bond , 9.85% , 6/28/27 ......
Colombia 55,750,000,000 COP $ 13,629,448
d
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 9,500,000 7,708,615
d
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 ...... France 1,700,000 1,707,365
d
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 3,400,000 3,389,089
Petroleos Mexicanos , Senior Note , 10% , 2/07/33 ..............
Mexico 3,200,000 3,137,241
d
Romania Government Bond , Senior Bond , 144A, 6.125% , 1/22/44 . Romania 4,700,000 4,410,480
Total Foreign Government and Agency Securities (Cost $ 69,258,219 ) ..............
56,964,323
U.S. Government and Agency Securities 17.9%
FFCB , 2.1%, 2/25/36 ...................................
United States 7,700,000 5,577,779
U.S. Treasury Bonds ,
6.875%, 8/15/25 ..................................... United States 1,000,000 1,024,922
2.875%, 5/15/49 ..................................... United States 13,400,000 9,526,039
U.S. Treasury Notes ,
1.75%, 12/31/24 ..................................... United States 31,500,000 30,772,558
4.125%, 1/31/25 ..................................... United States 30,500,000 30,237,502
1.5%, 2/15/25 ...................................... United States 66,800,000 64,816,106
n
Index Linked, 0.625%, 1/15/26 .......................... United States 27,000,000 34,102,539
3.875%, 1/15/26 ..................................... United States 32,500,000 31,850,000
4%, 2/15/26 ........................................ United States 85,000,000 83,434,473
2.375%, 4/30/26 ..................................... United States 100,000 94,998
3.625%, 5/15/26 ..................................... United States 3,500,000 3,406,006
4.375%, 8/15/26 ..................................... United States 12,100,000 11,940,951
2.75%, 7/31/27 ..................................... United States 39,000,000 36,563,262
3.875%, 11/30/27 .................................... United States 43,700,000 42,342,057
2.875%, 5/15/28 ..................................... United States 17,000,000 15,821,289
3.125%, 11/15/28 .................................... United States 15,100,000 14,106,703
3.875%, 9/30/29 ..................................... United States 18,700,000 17,946,887
3.5%, 1/31/30 ...................................... United States 15,600,000 14,647,547
4.125%, 8/31/30 ..................................... United States 15,000,000 14,518,652
Total U.S. Government and Agency Securities (Cost $ 467,878,460 ) ................
462,730,270
Asset-Backed Securities 3.7%
Commercial Services & Supplies 0.1%
d,k
Galaxy XXVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 7.54% , ( 3-month
SOFR + 2.212% ), 7/15/31 . ............................. United States 3,070,000 3,072,731
Financial Services 3.6%
d,k
Carlyle Direct Lending CLO LLC , 2015-1A , A2R , 144A, FRN , 7.79% ,
( 3-month SOFR + 2.462% ), 10/15/31 . .................... United States 12,000,000 12,050,465
d ,k
Carlyle Global Market Strategies CLO Ltd. ,
2013-3A , BR , 144A, FRN , 7.29% , ( 3-month SOFR + 1.962% ),
10/15/30 .......................................... United States 300,000 300,888
2014-2RA , B , 144A, FRN , 7.394% , ( 3-month SOFR + 2.087% ),
5/15/31 ........................................... United States 580,000 580,659
d ,o
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-26 , PT , 144A, FRN , 13.482% , 8/15/44 ................ United States 122,686 116,957
2019-31 , PT , 144A, FRN , 9.601% , 9/15/44 ................. United States 121,988 113,566
2019-37 , PT , 144A, FRN , 15.123% , 10/17/44 ............... United States 139,222 132,790
2019-42 , PT , 144A, FRN , 14.183% , 11/15/44 ............... United States 140,276 132,978
2019-51 , PT , 144A, FRN , 13.703% , 1/15/45 ................ United States 192,963 183,217
2019-52 , PT , 144A, FRN , 14.256% , 1/15/45 ................ United States 165,877 157,346
2019-S2 , PT , 144A, FRN , 13.654% , 5/16/44 ................ United States 17,774 17,508
2019-S3 , PT , 144A, FRN , 9.085% , 6/15/44 ................. United States 17,975 17,594
2019-S4 , PT , 144A, FRN , 4.658% , 8/15/44 ................. United States 46,746 45,721

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
d,o
Consumer Loan Underlying Bond Certificate Issuer Trust I,
(continued)
2019-S5 , PT , 144A, FRN , 6.992% , 9/15/44 ................. United States 73,755 $ 70,106
2019-S6 , PT , 144A, FRN , 7.352% , 10/17/44 ................ United States 104,454 98,818
2019-S7 , PT , 144A, FRN , 7.153% , 12/15/44 ................ United States 73,155 69,377
2019-S8 , PT , 144A, FRN , 8.461% , 1/15/45 ................. United States 98,073 92,367
2020-2 , PT , 144A, FRN , 14.818% , 3/15/45 ................. United States 188,235 177,618
2020-7 , PT , 144A, FRN , 13.611% , 4/17/45 ................. United States 120,337 112,050
d,k
Dryden 75 CLO Ltd. , 2019-75A , AR2 , 144A, FRN , 6.63% , ( 3-month
SOFR + 1.302% ), 4/15/34 . ............................. United States 30,321,000 30,327,932
d
Home Partners of America Trust ,
2021-2 , B , 144A, 2.302% , 12/17/26 ...................... United States 11,890,810 10,807,116
2021-3 , B , 144A, 2.649% , 1/17/41 ....................... United States 4,346,025 3,794,036
d,k
LCM XVII LP , 17A , BRR , 144A, FRN , 7.19% , ( 3-month SOFR +
1.862% ), 10/15/31 . ................................... United States 4,590,000 4,598,744
d,k
Neuberger Berman CLO XXII Ltd. , 2016-22A , CR , 144A, FRN ,
7.779% , ( 3-month SOFR + 2.462% ), 10/17/30 . .............. United States 2,129,630 2,129,630
d,k
Northwoods Capital Ltd. , 2018-11BA , A1 , 144A, FRN , 6.688% ,
( 3-month SOFR + 1.362% ), 4/19/31 . ..................... United States 6,610,556 6,628,343
d,k
Octagon Investment Partners 28 Ltd. , 2016-1A , BR , 144A, FRN ,
7.385% , ( 3-month SOFR + 2.062% ), 10/24/30 . .............. United States 3,914,730 3,914,730
d,k
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
6.56% , ( 3-month SOFR + 1.232% ), 4/15/31 . ................ United States 6,596,731 6,606,626
d ,o
Prosper Pass-Thru Trust III ,
2020-PT1 , A , 144A, FRN , 10.558% , 3/15/26 ................ United States 101,532 91,255
2020-PT2 , A , 144A, FRN , 12.371% , 4/15/26 ................ United States 129,720 119,130
2020-PT3 , A , 144A, FRN , 2.553% , 5/15/26 ................. United States 36,532 30,468
d,k
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 7.79% , ( 3-month SOFR +
2.462% ), 1/15/31 . ................................... United States 345,838 345,838
d ,o
Upgrade Master Pass-Thru Trust ,
2019-PT1 , A , 144A, FRN , 12.058% , 6/15/25 ................ United States 20,493 17,742
2019-PT2 , A , 144A, FRN , 11.192% , 2/15/26 ................ United States 84,214 83,186
d ,k
Voya CLO Ltd. ,
2013-2A , A2AR , 144A, FRN , 6.985% , ( 3-month SOFR + 1.662% ),
4/25/31 ........................................... United States 2,200,000 2,202,783
2013-2A , BR , 144A, FRN , 7.435% , ( 3-month SOFR + 2.112% ),
4/25/31 ........................................... United States 5,770,000 5,782,851
2016-1A , BR , 144A, FRN , 7.386% , ( 3-month SOFR + 2.062% ),
1/20/31 ........................................... United States 590,000 589,699
92,540,134
a a a a a a
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 . .. United States 604,800 590,889
Total Asset-Backed Securities (Cost $ 97,683,494 ) ...............................
96,203,754
Commercial Mortgage-Backed Securities 0.5%
Financial Services 0.5%
o
Benchmark Mortgage Trust , 2023-V3 , A3 , FRN , 6.363% , 7/15/56 .. United States 640,000 653,000
d ,k
BX Commercial Mortgage Trust ,
2021-VOLT , A , 144A, FRN , 6.135% , ( 1-month SOFR + 0.814% ),
9/15/36 ........................................... United States 2,480,000 2,456,898
2021-VOLT , B , 144A, FRN , 6.385% , ( 1-month SOFR + 1.064% ),
9/15/36 ........................................... United States 3,890,000 3,849,532

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
d,k
BX Commercial Mortgage Trust, (continued)
2022-LP2 , A , 144A, FRN , 6.334% , ( 1-month SOFR + 1.013% ),
2/15/39 ........................................... United States 7,494,542 $ 7,464,449
14,423,879
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 14,491,714 ) ................
14,423,879
Mortgage-Backed Securities 12.3%
p
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC , 6.348%, ( 1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 8,039 7,952
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 5.4%
FHLMC Gold Pool, 20 Year , 5%, 5/01/27 - 5/01/30 ............. United States 76,281 75,302
FHLMC Gold Pool, 30 Year , 4.5%, 10/01/40 ................. United States 33,246 31,654
FHLMC Gold Pool, 30 Year , 5%, 3/01/34 - 2/01/38 ............. United States 215,239 211,533
FHLMC Gold Pool, 30 Year , 5.5%, 6/01/33 - 6/01/36 ........... United States 316,543 315,050
FHLMC Gold Pool, 30 Year , 6%, 6/01/33 - 6/01/37 ............. United States 142,240 143,035
FHLMC Gold Pool, 30 Year , 6.5%, 12/01/25 - 6/01/36 .......... United States 29,683 30,447
FHLMC Gold Pool, 30 Year , 7%, 8/01/32 .................... United States 1,580 1,615
FHLMC Gold Pool, 30 Year , 7.5%, 1/01/26 - 1/01/31 ........... United States 1,562 1,596
FHLMC Gold Pool, 30 Year , 8%, 11/01/25 ................... United States 12 12
FHLMC Gold Pool, 30 Year , 9%, 12/01/24 ................... United States 2 2
FHLMC Pool, 30 Year , 2%, 3/01/52 ........................ United States 34,482,742 26,096,056
FHLMC Pool, 30 Year , 4%, 6/01/52 ........................ United States 36,706,536 32,880,801
FHLMC Pool, 30 Year , 4.5%, 8/01/52 ....................... United States 56,439,177 52,052,089
FHLMC Pool, 30 Year , 5.5%, 11/01/52 ...................... United States 26,745,595 26,070,161
137,909,353
p
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA , 6.279%, ( 1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 44,314 44,378
Federal National Mortgage Association (FNMA) Fixed Rate 6.9%
FNMA, 15 Year , 2.5%, 7/01/27 ........................... United States 43,095 41,334
FNMA, 20 Year , 4.5%, 3/01/28 ........................... United States 12,610 12,337
FNMA, 20 Year , 5%, 1/01/26 - 6/01/31 ...................... United States 108,934 107,266
FNMA, 30 Year , 3%, 9/01/48 - 9/01/51 ...................... United States 15,646,566 13,131,671
FNMA, 30 Year , 4%, 2/01/49 ............................. United States 7,844,829 7,209,047
FNMA, 30 Year , 4.5%, 2/01/41 ........................... United States 119,240 113,372
FNMA, 30 Year , 5%, 10/01/35 ............................ United States 258,222 252,238
FNMA, 30 Year , 5.5%, 9/01/33 - 12/01/35 ................... United States 387,637 385,864
FNMA, 30 Year , 6%, 6/01/34 - 5/01/38 ...................... United States 709,260 711,226
FNMA, 30 Year , 6%, 8/01/53 ............................. United States 25,909,730 25,696,228
FNMA, 30 Year , 6.5%, 3/01/28 - 10/01/37 ................... United States 110,266 112,570
FNMA, 30 Year , 7.5%, 10/01/29 ........................... United States 1,739 1,775
FNMA, 30 Year , 8%, 1/01/25 - 5/01/26 ...................... United States 228 228
q
FNMA, Single-family, 30 Year , 2%, 5/25/54 .................. United States 97,140,000 73,341,589
q
FNMA, Single-family, 30 Year , 5%, 5/25/54 .................. United States 7,710,000 7,306,489
q
FNMA, Single-family, 30 Year , 5.5%, 5/25/54 ................. United States 51,860,000 50,340,875
178,764,109
Government National Mortgage Association (GNMA) Fixed Rate 0.0%
†
GNMA I, 30 Year , 8%, 2/15/25 ............................ United States 1 1
GNMA I, Single-family, 30 Year , 5%, 6/15/34 - 7/15/34 .......... United States 35,250 34,597
GNMA I, Single-family, 30 Year , 5.5%, 2/15/33 - 6/15/36 ........ United States 154,961 156,217
GNMA I, Single-family, 30 Year , 6%, 8/15/36 ................. United States 9,961 10,312
GNMA I, Single-family, 30 Year , 6.5%, 2/15/29 ................ United States 834 848
GNMA I, Single-family, 30 Year , 7%, 5/15/28 ................. United States 26 26

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I, Single-family, 30 Year , 7.5%, 1/15/26 - 5/15/27 ........ United States 177 $ 177
GNMA I, Single-family, 30 Year , 8%, 7/15/26 - 9/15/27 .......... United States 983 983
GNMA I, Single-family, 30 Year , 8.5%, 8/15/24 ................ United States 3 3
GNMA I, Single-family, 30 Year , 9.5%, 6/15/25 ................ United States 74 74
GNMA II, Single-family, 30 Year , 5%, 9/20/33 - 11/20/33 ......... United States 69,375 68,343
GNMA II, Single-family, 30 Year , 5.5%, 6/20/34 ............... United States 36,489 36,961
GNMA II, Single-family, 30 Year , 6%, 11/20/34 ................ United States 38,963 40,315
GNMA II, Single-family, 30 Year , 6.5%, 7/20/28 - 12/20/31 ....... United States 22,295 22,749
GNMA II, Single-family, 30 Year , 7.5%, 4/20/32 ............... United States 6,292 6,383
377,989
Total Mortgage-Backed Securities (Cost $ 334,108,382 ) ...........................
317,103,781
Residential Mortgage-Backed Securities 2.7%
Financial Services 2.7%
d
BRAVO Residential Funding Trust ,
2019-1 , A1C , 144A, 3.5% , 3/25/58 ....................... United States 482,068 475,902
o
2019-2 , A3 , 144A, FRN , 3.5% , 10/25/44 ................... United States 2,830,639 2,646,208
d ,o
CIM Trust ,
2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 .................. United States 684,310 627,030
2019-INV2 , A3 , 144A, FRN , 4% , 5/25/49 .................. United States 1,491,651 1,350,040
d ,o
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ........................................... United States 3,433,115 3,289,067
k
FHLMC STACR Debt Notes ,
2015-DNA1 , M3 , FRN , 8.745% , ( 30-day SOFR Average +
3.414% ), 10/25/27 ................................... United States 146,650 147,948
2016-DNA2 , M3 , FRN , 10.095% , ( 30-day SOFR Average +
4.764% ), 10/25/28 ................................... United States 4,830,397 5,073,969
k
FNMA Connecticut Avenue Securities ,
2014-C03 , 2M2 , FRN , 8.345% , ( 30-day SOFR Average + 3.014% ),
7/25/24 ........................................... United States 425,077 426,193
2015-C01 , 1M2 , FRN , 9.745% , ( 30-day SOFR Average + 4.414% ),
2/25/25 ........................................... United States 977,001 996,792
2015-C02 , 1M2 , FRN , 9.444% , ( 30-day SOFR Average + 4.114% ),
5/25/25 ........................................... United States 3,945,389 4,055,963
2015-C03 , 1M2 , FRN , 10.445% , ( 30-day SOFR Average +
5.114% ), 7/25/25 .................................... United States 4,705,686 4,891,586
2016-C01 , 1M2 , FRN , 12.194% , ( 30-day SOFR Average +
6.864% ), 8/25/28 .................................... United States 704,999 746,564
2017-C04 , 2M2 , FRN , 8.295% , ( 30-day SOFR Average + 2.964% ),
11/25/29 .......................................... United States 3,692,066 3,806,416
d ,o
J.P. Morgan Mortgage Trust ,
2021-13 , A4 , 144A, FRN , 2.5% , 4/25/52 ................... United States 11,680,109 10,014,754
2021-15 , A4 , 144A, FRN , 2.5% , 6/25/52 ................... United States 3,800,356 3,237,265
d ,o
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 5,540,052 5,327,046
d ,o
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ........... United States 2,439,421 2,087,783
d ,o
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 8,098,275 6,893,583
d ,o
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 .......................................... United States 1,460,208 1,205,480
d ,o
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 13,981,480 12,080,603
69,380,192
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 78,020,574 ) .................
69,380,192

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 620,001 $ —
b
Mesquite Energy, Inc., Escrow Account ..................... United States 6,000,000 345,000
Total Escrows and Litigation Trusts (Cost $ 5,707,489 ) ...........................
345,000
Total Long Term Investments (Cost $ 2,872,162,909 ) .............................
2,668,154,542
a
Short Term Investments 0.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.7%
r,s
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 17,475,027 17,475,027
Total Money Market Funds (Cost $ 17,475,027 ) ..................................
17,475,027
Total Short Term Investments (Cost $ 17,475,027 ) ................................
17,475,027
a
Total Investments (Cost $ 2,889,637,936 ) 103.9% ................................
$2,685,629,569
Other Assets, less Liabilities (3.9) % ...........................................
(100,242,450)
Net Assets 100.0% ...........................................................
$2,585,387,119
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
b
Non-income producing.
c
See Note 9 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2024, the aggregate value of these securities was $1,144,933,962, representing 44.3% of net assets.
e
The coupon rate shown represents the rate at period end.
f
Income may be received in additional securities and/or cash.
g
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
h
Variable interest entity (VIE). See the Fund’s notes to financial statements regarding investments made through a VIE structure. At April 30, 2024, the aggregate value of this security was $7,647,700, representing 0.3% of net assets.
i
See Note 1(h) regarding senior floating rate interests.
j
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
See Note 1(f) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
m
A supranational organization is an entity formed by two or more central governments through international treaties.
n
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(j).
o
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
p
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
q
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
r
See Note 3(f) regarding investments in affiliated management investment companies.
s
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments, April 30, 2024
Franklin Strategic Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
At April 30, 2024, the Fund had the following marketplace loans outstanding. See Note 1(f).
Description
Principal
Amount Value
Marketplace Loans - 1.5%
Block, Inc.
6178645.SQ.FTS.B , Zero Cpn , 6/01/24 ... $ 767 $ 301
6185770.SQ.FTS.B , Zero Cpn , 6/03/24 ... 2,564 414
6185954.SQ.FTS.B , Zero Cpn , 6/03/24 ... 1,743 208
6186378.SQ.FTS.B , Zero Cpn , 6/03/24 ... 1,507 569
6190982.SQ.FTS.B , Zero Cpn , 6/05/24 ... 4,546 1,461
6191154.SQ.FTS.B , Zero Cpn , 6/06/24 ... 2,148 477
6193526.SQ.FTS.B , Zero Cpn , 6/06/24 ... 59 21
6193538.SQ.FTS.B , Zero Cpn , 6/06/24 ... 1,187 470
6196456.SQ.FTS.B , Zero Cpn , 6/07/24 ... 858 456
6196597.SQ.FTS.B , Zero Cpn , 6/07/24 ... 186 148
6209210.SQ.FTS.B , Zero Cpn , 6/09/24 ... 6,712 2,562
6209706.SQ.FTS.B , Zero Cpn , 6/10/24 ... 2,538 1,022
6211694.SQ.FTS.B , Zero Cpn , 6/12/24 ... 3,639 586
6217315.SQ.FTS.B , Zero Cpn , 6/13/24 ... 687 190
6217699.SQ.FTS.B , Zero Cpn , 6/13/24 ... 4,788 2,147
6220586.SQ.FTS.B , Zero Cpn , 6/14/24 ... 3,436 735
6220625.SQ.FTS.B , Zero Cpn , 6/14/24 ... 8,814 1,601
6221348.SQ.FTS.B , Zero Cpn , 6/14/24 ... 1,892 611
6226984.SQ.FTS.B , Zero Cpn , 6/16/24 ... 63 17
6227194.SQ.FTS.B , Zero Cpn , 6/16/24 ... 2,188 295
6229186.SQ.FTS.B , Zero Cpn , 6/16/24 ... 965 725
6236255.SQ.FTS.B , Zero Cpn , 6/18/24 ... 2,023 431
6237088.SQ.FTS.B , Zero Cpn , 6/19/24 ... 1,309 324
6237213.SQ.FTS.B , Zero Cpn , 6/19/24 ... 994 254
6243468.SQ.FTS.B , Zero Cpn , 6/20/24 ... 12,676 3,185
6243792.SQ.FTS.B , Zero Cpn , 6/21/24 ... 2,999 1,085
6245571.SQ.FTS.B , Zero Cpn , 6/21/24 ... 533 141
6245757.SQ.FTS.B , Zero Cpn , 6/21/24 ... 7,017 3,150
6254361.SQ.FTS.B , Zero Cpn , 6/23/24 ... 1,745 391
6254473.SQ.FTS.B , Zero Cpn , 6/23/24 ... 15,036 1,721
6254841.SQ.FTS.B , Zero Cpn , 6/23/24 ... 5,710 1,618
6258694.SQ.FTS.B , Zero Cpn , 6/27/24 ... 1,099 751
6259695.SQ.FTS.B , Zero Cpn , 6/27/24 ... 2,225 373
6262242.SQ.FTS.B , Zero Cpn , 6/28/24 ... 4,571 2,866
6265153.SQ.FTS.B , Zero Cpn , 6/29/24 ... 11,421 4,701
6266370.SQ.FTS.B , Zero Cpn , 6/29/24 ... 23,374 9,872
6268240.SQ.FTS.B , Zero Cpn , 6/30/24 ... 987 286
6270020.SQ.FTS.B , Zero Cpn , 6/30/24 ... 194 117
6271702.SQ.FTS.B , Zero Cpn , 7/01/24 ... 385 95
6271708.SQ.FTS.B , Zero Cpn , 7/01/24 ... 1,659 921
6272382.SQ.FTS.B , Zero Cpn , 7/02/24 ... 8,735 3,213
6273667.SQ.FTS.B , Zero Cpn , 7/03/24 ... 101 81
6275326.SQ.FTS.B , Zero Cpn , 7/03/24 ... 2,114 278
6277033.SQ.FTS.B , Zero Cpn , 7/04/24 ... 3,011 634
6277934.SQ.FTS.B , Zero Cpn , 7/04/24 ... 697 343
6278139.SQ.FTS.B , Zero Cpn , 7/04/24 ... 931 377
6282812.SQ.FTS.B , Zero Cpn , 7/06/24 ... 15,894 7,034
6284632.SQ.FTS.B , Zero Cpn , 7/06/24 ... 2,078 616
6285291.SQ.FTS.B , Zero Cpn , 7/06/24 ... 21,510 8,517
6285821.SQ.FTS.B , Zero Cpn , 7/07/24 ... 1,998 536
6285959.SQ.FTS.B , Zero Cpn , 7/07/24 ... 4,046 1,023
6288150.SQ.FTS.B , Zero Cpn , 7/09/24 ... 1,703 1,025
6290604.SQ.FTS.B , Zero Cpn , 7/10/24 ... 5,044 1,855
6292603.SQ.FTS.B , Zero Cpn , 7/11/24 ... 2,005 745
6300866.SQ.FTS.B , Zero Cpn , 7/13/24 ... 478 167
6301915.SQ.FTS.B , Zero Cpn , 7/13/24 ... 4,667 2,262
Description
Principal
Amount Value
Block, Inc. (continued)
6302668.SQ.FTS.B , Zero Cpn , 7/13/24 ... $ 833 $ 362
6303891.SQ.FTS.B , Zero Cpn , 7/14/24 ... 12,228 6,767
6305775.SQ.FTS.B , Zero Cpn , 7/16/24 ... 349 150
6306980.SQ.FTS.B , Zero Cpn , 7/17/24 ... 5 4
6307502.SQ.FTS.B , Zero Cpn , 7/17/24 ... 1,248 548
6308012.SQ.FTS.B , Zero Cpn , 7/17/24 ... 1,338 348
6309341.SQ.FTS.B , Zero Cpn , 7/18/24 ... 1,719 454
6314763.SQ.FTS.B , Zero Cpn , 7/19/24 ... 982 234
6318268.SQ.FTS.B , Zero Cpn , 7/20/24 ... 1,343 835
6319056.SQ.FTS.B , Zero Cpn , 7/21/24 ... 2,790 2,644
6328683.SQ.FTS.B , Zero Cpn , 7/23/24 ... 83 46
6331375.SQ.FTS.B , Zero Cpn , 7/23/24 ... 608 374
6350485.SQ.FTS.B , Zero Cpn , 7/23/24 ... 315 79
6351823.SQ.FTS.B , Zero Cpn , 7/24/24 ... 2,008 485
6351975.SQ.FTS.B , Zero Cpn , 7/24/24 ... 2,902 475
6353581.SQ.FTS.B , Zero Cpn , 7/24/24 ... 916 484
6357497.SQ.FTS.B , Zero Cpn , 7/25/24 ... 1,961 776
6357583.SQ.FTS.B , Zero Cpn , 7/25/24 ... 1,401 778
6359468.SQ.FTS.B , Zero Cpn , 7/26/24 ... 432 125
6368728.SQ.FTS.B , Zero Cpn , 7/30/24 ... 676 548
6370285.SQ.FTS.B , Zero Cpn , 7/30/24 ... 1,998 223
6371621.SQ.FTS.B , Zero Cpn , 7/31/24 ... 5,626 2,447
6372693.SQ.FTS.B , Zero Cpn , 7/31/24 ... 442 287
6372961.SQ.FTS.B , Zero Cpn , 7/31/24 ... 60,000 14,959
6373735.SQ.FTS.B , Zero Cpn , 7/31/24 ... 1,188 1,043
6373834.SQ.FTS.B , Zero Cpn , 7/31/24 ... 1,494 596
6374394.SQ.FTS.B , Zero Cpn , 8/01/24 ... 2,153 1,418
6378866.SQ.FTS.B , Zero Cpn , 8/02/24 ... 1,238 215
6379092.SQ.FTS.B , Zero Cpn , 8/02/24 ... 954 152
6382243.SQ.FTS.B , Zero Cpn , 8/03/24 ... 45,586 14,379
6384023.SQ.FTS.B , Zero Cpn , 8/03/24 ... 21,707 8,095
6384961.SQ.FTS.B , Zero Cpn , 8/03/24 ... 707 216
6386181.SQ.FTS.B , Zero Cpn , 8/05/24 ... 89 54
6386635.SQ.FTS.B , Zero Cpn , 8/05/24 ... 1,423 445
6389202.SQ.FTS.B , Zero Cpn , 8/06/24 ... 3,677 807
6389269.SQ.FTS.B , Zero Cpn , 8/06/24 ... 5,130 600
6392793.SQ.FTS.B , Zero Cpn , 8/07/24 ... 432 322
6392987.SQ.FTS.B , Zero Cpn , 8/07/24 ... 7,102 967
6393441.SQ.FTS.B , Zero Cpn , 8/08/24 ... 2,464 857
6395015.SQ.FTS.B , Zero Cpn , 8/08/24 ... 281 96
6401621.SQ.FTS.B , Zero Cpn , 8/10/24 ... 1,978 1,402
6402426.SQ.FTS.B , Zero Cpn , 8/10/24 ... 19,748 7,677
6403789.SQ.FTS.B , Zero Cpn , 8/10/24 ... 1,412 293
6404033.SQ.FTS.B , Zero Cpn , 8/11/24 ... 2,159 663
6406913.SQ.FTS.B , Zero Cpn , 8/13/24 ... 5,732 2,224
6407517.SQ.FTS.B , Zero Cpn , 8/13/24 ... 438 207
6410608.SQ.FTS.B , Zero Cpn , 8/14/24 ... 23,537 6,544
6412264.SQ.FTS.B , Zero Cpn , 8/15/24 ... 342 215
6413090.SQ.FTS.B , Zero Cpn , 8/15/24 ... 14,328 2,187
6419949.SQ.FTS.B , Zero Cpn , 8/16/24 ... 10,641 8,335
6422493.SQ.FTS.B , Zero Cpn , 8/17/24 ... 666 371
6424176.SQ.FTS.B , Zero Cpn , 8/18/24 ... 22,930 6,975
6424759.SQ.FTS.B , Zero Cpn , 8/18/24 ... 3,122 1,114
6427044.SQ.FTS.B , Zero Cpn , 8/21/24 ... 637 545
6427394.SQ.FTS.B , Zero Cpn , 8/21/24 ... 24,524 6,898
6430083.SQ.FTS.B , Zero Cpn , 8/22/24 ... 2,936 1,491

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6431015.SQ.FTS.B , Zero Cpn , 8/22/24 ... $ 3,821 $ 1,567
6432973.SQ.FTS.B , Zero Cpn , 8/22/24 ... 143 132
6436390.SQ.FTS.B , Zero Cpn , 8/23/24 ... 3,413 698
6439581.SQ.FTS.B , Zero Cpn , 8/23/24 ... 1,063 327
6439616.SQ.FTS.B , Zero Cpn , 8/23/24 ... 2,924 1,457
6439850.SQ.FTS.B , Zero Cpn , 8/23/24 ... 7,981 1,894
6440981.SQ.FTS.B , Zero Cpn , 8/24/24 ... 6,505 4,027
6442480.SQ.FTS.B , Zero Cpn , 8/24/24 ... 3,196 1,117
6443460.SQ.FTS.B , Zero Cpn , 8/24/24 ... 4,211 2,501
6445636.SQ.FTS.B , Zero Cpn , 8/26/24 ... 1,374 1,155
6446212.SQ.FTS.B , Zero Cpn , 8/27/24 ... 185 121
6447783.SQ.FTS.B , Zero Cpn , 8/27/24 ... 1,315 1,038
6448004.SQ.FTS.B , Zero Cpn , 8/27/24 ... 1,305 863
6451217.SQ.FTS.B , Zero Cpn , 8/28/24 ... 2,771 1,729
6451818.SQ.FTS.B , Zero Cpn , 8/28/24 ... 32,683 12,199
6452723.SQ.FTS.B , Zero Cpn , 8/28/24 ... 1,879 137
6452770.SQ.FTS.B , Zero Cpn , 8/28/24 ... 1,857 1,344
6454314.SQ.FTS.B , Zero Cpn , 9/01/24 ... 6,133 2,132
6457547.SQ.FTS.B , Zero Cpn , 9/02/24 ... 37,157 11,380
6461434.SQ.FTS.B , Zero Cpn , 9/03/24 ... 6,632 4,203
6463337.SQ.FTS.B , Zero Cpn , 9/03/24 ... 2,921 2,606
6464039.SQ.FTS.B , Zero Cpn , 9/04/24 ... 255 235
6464078.SQ.FTS.B , Zero Cpn , 9/04/24 ... 1,363 694
6464558.SQ.FTS.B , Zero Cpn , 9/05/24 ... 558 356
6465222.SQ.FTS.B , Zero Cpn , 9/05/24 ... 741 658
6465421.SQ.FTS.B , Zero Cpn , 9/06/24 ... 1,180 507
6467555.SQ.FTS.B , Zero Cpn , 9/06/24 ... 3,596 1,468
6470092.SQ.FTS.B , Zero Cpn , 9/07/24 ... 3,774 1,702
6472450.SQ.FTS.B , Zero Cpn , 9/07/24 ... 3,048 2,459
6472645.SQ.FTS.B , Zero Cpn , 9/08/24 ... 826 498
6475454.SQ.FTS.B , Zero Cpn , 9/08/24 ... 2,557 808
6475554.SQ.FTS.B , Zero Cpn , 9/08/24 ... 8,062 764
6477774.SQ.FTS.B , Zero Cpn , 9/09/24 ... 37,795 13,112
6479577.SQ.FTS.B , Zero Cpn , 9/09/24 ... 596 588
6481328.SQ.FTS.B , Zero Cpn , 9/09/24 ... 7,563 2,922
6483513.SQ.FTS.B , Zero Cpn , 9/10/24 ... 8,146 2,653
6483819.SQ.FTS.B , Zero Cpn , 9/10/24 ... 4,423 3,909
6484336.SQ.FTS.B , Zero Cpn , 9/10/24 ... 22,221 5,985
6484909.SQ.FTS.B , Zero Cpn , 9/10/24 ... 2,394 1,042
6485101.SQ.FTS.B , Zero Cpn , 9/11/24 ... 912 792
6486340.SQ.FTS.B , Zero Cpn , 9/12/24 ... 755 281
6486448.SQ.FTS.B , Zero Cpn , 9/12/24 ... 422 394
6488356.SQ.FTS.B , Zero Cpn , 9/13/24 ... 3,633 1,603
6491686.SQ.FTS.B , Zero Cpn , 9/14/24 ... 1,545 1,374
6493143.SQ.FTS.B , Zero Cpn , 9/14/24 ... 2,769 1,603
6494266.SQ.FTS.B , Zero Cpn , 9/15/24 ... 6,203 4,224
6494926.SQ.FTS.B , Zero Cpn , 9/15/24 ... 1,511 1,376
6496050.SQ.FTS.B , Zero Cpn , 9/15/24 ... 2,621 280
6496082.SQ.FTS.B , Zero Cpn , 9/15/24 ... 4,893 3,258
6496235.SQ.FTS.B , Zero Cpn , 9/15/24 ... 209 192
6496559.SQ.FTS.B , Zero Cpn , 9/15/24 ... 1,546 1,453
6503026.SQ.FTS.B , Zero Cpn , 9/17/24 ... 174 147
6503133.SQ.FTS.B , Zero Cpn , 9/17/24 ... 248 218
6503201.SQ.FTS.B , Zero Cpn , 9/17/24 ... 1,828 545
6503671.SQ.FTS.B , Zero Cpn , 9/17/24 ... 836 790
6506217.SQ.FTS.B , Zero Cpn , 9/18/24 ... 919 145
6508186.SQ.FTS.B , Zero Cpn , 9/20/24 ... 2,242 2,191
6508534.SQ.FTS.B , Zero Cpn , 9/20/24 ... 3,125 859
Description
Principal
Amount Value
Block, Inc. (continued)
6508622.SQ.FTS.B , Zero Cpn , 9/20/24 ... $ 1,405 $ 1,033
6509173.SQ.FTS.B , Zero Cpn , 9/20/24 ... 815 486
6514979.SQ.FTS.B , Zero Cpn , 9/22/24 ... 2,212 1,830
6522552.SQ.FTS.B , Zero Cpn , 9/24/24 ... 852 784
6523267.SQ.FTS.B , Zero Cpn , 9/24/24 ... 5,923 2,175
6523516.SQ.FTS.B , Zero Cpn , 9/24/24 ... 979 504
6523578.SQ.FTS.B , Zero Cpn , 9/24/24 ... 3,893 1,724
6529284.SQ.FTS.B , Zero Cpn , 9/27/24 ... 2,603 1,876
6529703.SQ.FTS.B , Zero Cpn , 9/27/24 ... 116 108
6530839.SQ.FTS.B , Zero Cpn , 9/28/24 ... 2,358 1,935
6531074.SQ.FTS.B , Zero Cpn , 9/28/24 ... 24,833 5,742
6533670.SQ.FTS.B , Zero Cpn , 9/28/24 ... 2,210 1,154
6534257.SQ.FTS.B , Zero Cpn , 9/29/24 ... 2,888 1,708
6534305.SQ.FTS.B , Zero Cpn , 9/29/24 ... 618 312
6535323.SQ.FTS.B , Zero Cpn , 9/29/24 ... 3,009 2,128
6535953.SQ.FTS.B , Zero Cpn , 9/29/24 ... 1,931 1,564
6537176.SQ.FTS.B , Zero Cpn , 9/29/24 ... 3,787 2,232
6537472.SQ.FTS.B , Zero Cpn , 9/29/24 ... 2,567 254
6537801.SQ.FTS.B , Zero Cpn , 9/29/24 ... 2,985 2,284
6537991.SQ.FTS.B , Zero Cpn , 9/29/24 ... 120 105
6541353.SQ.FTS.B , Zero Cpn , 9/30/24 ... 2,979 390
6544501.SQ.FTS.B , Zero Cpn , 9/30/24 ... 10,651 5,095
6547411.SQ.FTS.B , Zero Cpn , 10/01/24 .. 16,808 8,409
6549603.SQ.FTS.B , Zero Cpn , 10/03/24 .. 996 575
6552110.SQ.FTS.B , Zero Cpn , 10/04/24 .. 5,662 3,443
6552948.SQ.FTS.B , Zero Cpn , 10/04/24 .. 1,811 475
6553144.SQ.FTS.B , Zero Cpn , 10/04/24 .. 734 651
6554242.SQ.FTS.B , Zero Cpn , 10/04/24 .. 851 844
6555041.SQ.FTS.B , Zero Cpn , 10/04/24 .. 354 354
6555644.SQ.FTS.B , Zero Cpn , 10/05/24 .. 1,151 610
6556395.SQ.FTS.B , Zero Cpn , 10/05/24 .. 1,415 946
6556964.SQ.FTS.B , Zero Cpn , 10/05/24 .. 1,034 742
6557603.SQ.FTS.B , Zero Cpn , 10/05/24 .. 1,819 1,527
6560968.SQ.FTS.B , Zero Cpn , 10/06/24 .. 749 451
6563116.SQ.FTS.B , Zero Cpn , 10/07/24 .. 774 337
6564134.SQ.FTS.B , Zero Cpn , 10/07/24 .. 128 120
6566178.SQ.FTS.B , Zero Cpn , 10/08/24 .. 3,031 2,130
6566625.SQ.FTS.B , Zero Cpn , 10/08/24 .. 10,420 4,431
6566816.SQ.FTS.B , Zero Cpn , 10/08/24 .. 291 273
6566945.SQ.FTS.B , Zero Cpn , 10/09/24 .. 1,174 545
6570679.SQ.FTS.B , Zero Cpn , 10/10/24 .. 16,171 6,259
6572748.SQ.FTS.B , Zero Cpn , 10/11/24 .. 344 307
6576266.SQ.FTS.B , Zero Cpn , 10/12/24 .. 1,635 802
6577981.SQ.FTS.B , Zero Cpn , 10/12/24 .. 10,021 4,464
6580068.SQ.FTS.B , Zero Cpn , 10/13/24 .. 5,295 3,983
6581786.SQ.FTS.B , Zero Cpn , 10/13/24 .. 965 767
6582337.SQ.FTS.B , Zero Cpn , 10/13/24 .. 2,275 1,039
6582733.SQ.FTS.B , Zero Cpn , 10/13/24 .. 728 511
6584141.SQ.FTS.B , Zero Cpn , 10/14/24 .. 632 613
6585188.SQ.FTS.B , Zero Cpn , 10/14/24 .. 12,064 4,083
6587135.SQ.FTS.B , Zero Cpn , 10/15/24 .. 200 170
6589877.SQ.FTS.B , Zero Cpn , 10/17/24 .. 621 567
6591444.SQ.FTS.B , Zero Cpn , 10/18/24 .. 1,914 314
6592468.SQ.FTS.B , Zero Cpn , 10/18/24 .. 26,389 4,718
6592890.SQ.FTS.B , Zero Cpn , 10/18/24 .. 454 435
6594535.SQ.FTS.B , Zero Cpn , 10/19/24 .. 9,708 5,416
6604282.SQ.FTS.B , Zero Cpn , 10/21/24 .. 31 29
6605375.SQ.FTS.B , Zero Cpn , 10/23/24 .. 1,263 410

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6607385.SQ.FTS.B , Zero Cpn , 10/24/24 .. $ 2,320 $ 1,744
6608364.SQ.FTS.B , Zero Cpn , 10/24/24 .. 892 478
6608375.SQ.FTS.B , Zero Cpn , 10/24/24 .. 1,568 797
6608563.SQ.FTS.B , Zero Cpn , 10/24/24 .. 2,126 1,725
6609720.SQ.FTS.B , Zero Cpn , 10/25/24 .. 3,414 3,108
6610854.SQ.FTS.B , Zero Cpn , 10/25/24 .. 812 655
6612738.SQ.FTS.B , Zero Cpn , 10/26/24 .. 3,406 2,351
6613071.SQ.FTS.B , Zero Cpn , 10/26/24 .. 12,205 11,674
6614457.SQ.FTS.B , Zero Cpn , 10/26/24 .. 2,216 1,506
6617414.SQ.FTS.B , Zero Cpn , 10/27/24 .. 4,304 2,133
6619177.SQ.FTS.B , Zero Cpn , 10/27/24 .. 3,180 2,443
6621487.SQ.FTS.B , Zero Cpn , 10/28/24 .. 295 209
6623607.SQ.FTS.B , Zero Cpn , 10/28/24 .. 2,737 551
6624688.SQ.FTS.B , Zero Cpn , 10/29/24 .. 897 596
6624957.SQ.FTS.B , Zero Cpn , 10/30/24 .. 3,183 589
6626404.SQ.FTS.B , Zero Cpn , 11/01/24 .. 1,492 996
6627906.SQ.FTS.B , Zero Cpn , 11/01/24 .. 5,573 3,070
6628104.SQ.FTS.B , Zero Cpn , 11/01/24 .. 8,424 883
6628247.SQ.FTS.B , Zero Cpn , 11/01/24 .. 4,651 3,906
6628906.SQ.FTS.B , Zero Cpn , 11/01/24 .. 3,778 2,687
6629787.SQ.FTS.B , Zero Cpn , 11/02/24 .. 7,692 2,220
6632388.SQ.FTS.B , Zero Cpn , 11/02/24 .. 6,201 1,700
6633124.SQ.FTS.B , Zero Cpn , 11/03/24 .. 567 555
6633231.SQ.FTS.B , Zero Cpn , 11/03/24 .. 356 316
6634505.SQ.FTS.B , Zero Cpn , 11/03/24 .. 36 34
6634580.SQ.FTS.B , Zero Cpn , 11/03/24 .. 68 67
6635306.SQ.FTS.B , Zero Cpn , 11/03/24 .. 1,953 1,223
6635374.SQ.FTS.B , Zero Cpn , 11/03/24 .. 584 431
6639032.SQ.FTS.B , Zero Cpn , 11/04/24 .. 11,342 4,311
6639843.SQ.FTS.B , Zero Cpn , 11/04/24 .. 1,573 618
6639899.SQ.FTS.B , Zero Cpn , 11/04/24 .. 1,578 920
6640094.SQ.FTS.B , Zero Cpn , 11/04/24 .. 1,982 787
6640162.SQ.FTS.B , Zero Cpn , 11/04/24 .. 279 275
6641408.SQ.FTS.B , Zero Cpn , 11/05/24 .. 731 343
6641527.SQ.FTS.B , Zero Cpn , 11/05/24 .. 3,545 3,146
6641788.SQ.FTS.B , Zero Cpn , 11/05/24 .. 1,794 1,021
6641907.SQ.FTS.B , Zero Cpn , 11/05/24 .. 3,766 1,143
6642127.SQ.FTS.B , Zero Cpn , 11/05/24 .. 1,191 1,018
6643396.SQ.FTS.B , Zero Cpn , 11/05/24 .. 507 485
6644191.SQ.FTS.B , Zero Cpn , 11/05/24 .. 32,363 27,831
6648033.SQ.FTS.B , Zero Cpn , 11/08/24 .. 4,529 3,125
6649600.SQ.FTS.B , Zero Cpn , 11/09/24 .. 1,478 670
6649660.SQ.FTS.B , Zero Cpn , 11/09/24 .. 1,771 1,250
6649882.SQ.FTS.B , Zero Cpn , 11/09/24 .. 409 229
6649911.SQ.FTS.B , Zero Cpn , 11/09/24 .. 1,709 1,649
6650629.SQ.FTS.B , Zero Cpn , 11/09/24 .. 1,849 1,503
6650770.SQ.FTS.B , Zero Cpn , 11/09/24 .. 4,782 4,567
6651437.SQ.FTS.B , Zero Cpn , 11/09/24 .. 749 242
6651688.SQ.FTS.B , Zero Cpn , 11/09/24 .. 53,478 27,356
6655130.SQ.FTS.B , Zero Cpn , 11/10/24 .. 974 295
6655176.SQ.FTS.B , Zero Cpn , 11/10/24 .. 1,183 1,079
6655279.SQ.FTS.B , Zero Cpn , 11/10/24 .. 692 675
6655452.SQ.FTS.B , Zero Cpn , 11/10/24 .. 374 365
6655499.SQ.FTS.B , Zero Cpn , 11/10/24 .. 18 16
6655538.SQ.FTS.B , Zero Cpn , 11/10/24 .. 3,180 2,334
6655894.SQ.FTS.B , Zero Cpn , 11/10/24 .. 4,633 3,008
6657882.SQ.FTS.B , Zero Cpn , 11/11/24 .. 45,243 27,341
6661587.SQ.FTS.B , Zero Cpn , 11/12/24 .. 2,009 1,713
Description
Principal
Amount Value
Block, Inc. (continued)
6662189.SQ.FTS.B , Zero Cpn , 11/12/24 .. $ 2,500 $ 1,333
6662501.SQ.FTS.B , Zero Cpn , 11/12/24 .. 1,852 822
6662849.SQ.FTS.B , Zero Cpn , 11/12/24 .. 4,461 1,956
6662983.SQ.FTS.B , Zero Cpn , 11/12/24 .. 790 742
6663871.SQ.FTS.B , Zero Cpn , 11/12/24 .. 5,758 3,279
6664005.SQ.FTS.B , Zero Cpn , 11/12/24 .. 5,426 1,015
6664138.SQ.FTS.B , Zero Cpn , 11/12/24 .. 167 142
6664549.SQ.FTS.B , Zero Cpn , 11/12/24 .. 1,442 1,228
6664703.SQ.FTS.B , Zero Cpn , 11/12/24 .. 1,778 791
6664793.SQ.FTS.B , Zero Cpn , 11/13/24 .. 1,783 1,758
6665226.SQ.FTS.B , Zero Cpn , 11/13/24 .. 4,523 3,937
6665514.SQ.FTS.B , Zero Cpn , 11/14/24 .. 1,167 928
6665553.SQ.FTS.B , Zero Cpn , 11/14/24 .. 1,858 1,140
6665779.SQ.FTS.B , Zero Cpn , 11/14/24 .. 450 319
6665868.SQ.FTS.B , Zero Cpn , 11/14/24 .. 1,798 1,113
6667637.SQ.FTS.B , Zero Cpn , 11/15/24 .. 6,163 5,586
6668701.SQ.FTS.B , Zero Cpn , 11/15/24 .. 15 15
6668780.SQ.FTS.B , Zero Cpn , 11/15/24 .. 9,355 3,913
6669451.SQ.FTS.B , Zero Cpn , 11/15/24 .. 269 263
6669508.SQ.FTS.B , Zero Cpn , 11/15/24 .. 3,646 2,789
6670037.SQ.FTS.B , Zero Cpn , 11/16/24 .. 6,805 1,664
6670357.SQ.FTS.B , Zero Cpn , 11/16/24 .. 5,737 4,078
6672424.SQ.FTS.B , Zero Cpn , 11/16/24 .. 35,716 20,393
6674961.SQ.FTS.B , Zero Cpn , 11/17/24 .. 5,853 3,107
6675448.SQ.FTS.B , Zero Cpn , 11/17/24 .. 291 282
6675558.SQ.FTS.B , Zero Cpn , 11/17/24 .. 1,292 1,003
6675891.SQ.FTS.B , Zero Cpn , 11/17/24 .. 1,071 490
6676401.SQ.FTS.B , Zero Cpn , 11/17/24 .. 1,884 1,672
6678245.SQ.FTS.B , Zero Cpn , 11/18/24 .. 3,608 2,949
6678696.SQ.FTS.B , Zero Cpn , 11/18/24 .. 19,360 8,897
6679343.SQ.FTS.B , Zero Cpn , 11/18/24 .. 3,191 2,774
6680421.SQ.FTS.B , Zero Cpn , 11/18/24 .. 2,452 2,389
6681393.SQ.FTS.B , Zero Cpn , 11/18/24 .. 2,541 1,614
6681578.SQ.FTS.B , Zero Cpn , 11/18/24 .. 10,776 6,270
6682519.SQ.FTS.B , Zero Cpn , 11/19/24 .. 1,247 1,090
6683849.SQ.FTS.B , Zero Cpn , 11/19/24 .. 603 249
6684387.SQ.FTS.B , Zero Cpn , 11/19/24 .. 1,197 252
6684507.SQ.FTS.B , Zero Cpn , 11/19/24 .. 262 205
6684513.SQ.FTS.B , Zero Cpn , 11/19/24 .. 3,993 2,782
6684869.SQ.FTS.B , Zero Cpn , 11/19/24 .. 3,295 3,144
6685009.SQ.FTS.B , Zero Cpn , 11/20/24 .. 3,724 2,836
6685425.SQ.FTS.B , Zero Cpn , 11/20/24 .. 2,063 1,971
6685503.SQ.FTS.B , Zero Cpn , 11/20/24 .. 59 57
6685907.SQ.FTS.B , Zero Cpn , 11/21/24 .. 7,476 3,305
6686035.SQ.FTS.B , Zero Cpn , 11/21/24 .. 1,698 1,190
6686170.SQ.FTS.B , Zero Cpn , 11/21/24 .. 1,684 1,631
6686639.SQ.FTS.B , Zero Cpn , 11/22/24 .. 1,131 688
6686940.SQ.FTS.B , Zero Cpn , 11/22/24 .. 5,350 3,194
6688623.SQ.FTS.B , Zero Cpn , 11/22/24 .. 493 460
6689856.SQ.FTS.B , Zero Cpn , 11/23/24 .. 4,087 1,660
6689979.SQ.FTS.B , Zero Cpn , 11/23/24 .. 16,788 10,076
6692002.SQ.FTS.B , Zero Cpn , 11/23/24 .. 1,658 1,584
6692529.SQ.FTS.B , Zero Cpn , 11/23/24 .. 6,099 3,277
6695705.SQ.FTS.B , Zero Cpn , 11/24/24 .. 7,685 7,345
6696070.SQ.FTS.B , Zero Cpn , 11/24/24 .. 4,915 4,588
6699675.SQ.FTS.B , Zero Cpn , 11/25/24 .. 4,846 3,750
6706191.SQ.FTS.B , Zero Cpn , 11/26/24 .. 912 864
6706675.SQ.FTS.B , Zero Cpn , 11/26/24 .. 1,761 1,619

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6707223.SQ.FTS.B , Zero Cpn , 11/27/24 .. $ 327 $ 323
6708987.SQ.FTS.B , Zero Cpn , 11/29/24 .. 1,832 1,795
6709316.SQ.FTS.B , Zero Cpn , 11/29/24 .. 762 314
6714559.SQ.FTS.B , Zero Cpn , 11/30/24 .. 559 407
6715622.SQ.FTS.B , Zero Cpn , 11/30/24 .. 1,793 1,454
6715777.SQ.FTS.B , Zero Cpn , 11/30/24 .. 60 56
6716198.SQ.FTS.B , Zero Cpn , 11/30/24 .. 6,380 5,266
6718425.SQ.FTS.B , Zero Cpn , 12/01/24 .. 1,820 1,515
6719669.SQ.FTS.B , Zero Cpn , 12/01/24 .. 358 345
6719810.SQ.FTS.B , Zero Cpn , 12/01/24 .. 1,688 273
6720355.SQ.FTS.B , Zero Cpn , 12/01/24 .. 2,513 1,064
6720946.SQ.FTS.B , Zero Cpn , 12/01/24 .. 5,544 5,132
6722689.SQ.FTS.B , Zero Cpn , 12/02/24 .. 1,518 1,249
6723980.SQ.FTS.B , Zero Cpn , 12/02/24 .. 756 735
6724464.SQ.FTS.B , Zero Cpn , 12/02/24 .. 9,907 3,076
6725080.SQ.FTS.B , Zero Cpn , 12/02/24 .. 1,156 1,127
6725712.SQ.FTS.B , Zero Cpn , 12/03/24 .. 9,638 4,137
6726296.SQ.FTS.B , Zero Cpn , 12/04/24 .. 46 45
6726510.SQ.FTS.B , Zero Cpn , 12/04/24 .. 3,865 3,091
6727020.SQ.FTS.B , Zero Cpn , 12/05/24 .. 2,867 2,764
6727643.SQ.FTS.B , Zero Cpn , 12/05/24 .. 3,934 3,839
6728190.SQ.FTS.B , Zero Cpn , 12/05/24 .. 2,577 2,566
6729129.SQ.FTS.B , Zero Cpn , 12/05/24 .. 592 443
6729657.SQ.FTS.B , Zero Cpn , 12/05/24 .. 858 844
6729723.SQ.FTS.B , Zero Cpn , 12/05/24 .. 3,624 1,527
6729931.SQ.FTS.B , Zero Cpn , 12/05/24 .. 5,140 1,800
6730115.SQ.FTS.B , Zero Cpn , 12/05/24 .. 2,159 2,051
6730198.SQ.FTS.B , Zero Cpn , 12/06/24 .. 5,464 5,396
6730881.SQ.FTS.B , Zero Cpn , 12/06/24 .. 9,287 3,957
6731255.SQ.FTS.B , Zero Cpn , 12/06/24 .. 2,288 2,190
6731838.SQ.FTS.B , Zero Cpn , 12/06/24 .. 11,017 10,122
6732866.SQ.FTS.B , Zero Cpn , 12/06/24 .. 1,586 1,532
6733136.SQ.FTS.B , Zero Cpn , 12/06/24 .. 692 643
6733215.SQ.FTS.B , Zero Cpn , 12/06/24 .. 10,791 10,410
6733936.SQ.FTS.B , Zero Cpn , 12/07/24 .. 296 278
6734359.SQ.FTS.B , Zero Cpn , 12/07/24 .. 2,775 2,562
6736791.SQ.FTS.B , Zero Cpn , 12/07/24 .. 4,328 4,256
6737164.SQ.FTS.B , Zero Cpn , 12/07/24 .. 1,595 1,399
6737291.SQ.FTS.B , Zero Cpn , 12/07/24 .. 1,511 870
6739517.SQ.FTS.B , Zero Cpn , 12/08/24 .. 3,339 3,178
6742103.SQ.FTS.B , Zero Cpn , 12/08/24 .. 1,137 539
6743834.SQ.FTS.B , Zero Cpn , 12/09/24 .. 768 759
6745247.SQ.FTS.B , Zero Cpn , 12/09/24 .. 775 411
6745298.SQ.FTS.B , Zero Cpn , 12/09/24 .. 3,250 3,002
6746092.SQ.FTS.B , Zero Cpn , 12/09/24 .. 1,222 1,165
6746243.SQ.FTS.B , Zero Cpn , 12/09/24 .. 18 18
6746947.SQ.FTS.B , Zero Cpn , 12/10/24 .. 100 98
6746977.SQ.FTS.B , Zero Cpn , 12/10/24 .. 15,911 3,367
6747381.SQ.FTS.B , Zero Cpn , 12/11/24 .. 1,263 1,185
6747900.SQ.FTS.B , Zero Cpn , 12/11/24 .. 709 686
6747947.SQ.FTS.B , Zero Cpn , 12/11/24 .. 2,364 2,091
6748908.SQ.FTS.B , Zero Cpn , 12/12/24 .. 249 246
6750119.SQ.FTS.B , Zero Cpn , 12/12/24 .. 741 717
6750803.SQ.FTS.B , Zero Cpn , 12/12/24 .. 2,230 2,157
6751389.SQ.FTS.B , Zero Cpn , 12/12/24 .. 332 312
6751424.SQ.FTS.B , Zero Cpn , 12/12/24 .. 1,380 1,339
6753008.SQ.FTS.B , Zero Cpn , 12/13/24 .. 6,164 2,346
6753247.SQ.FTS.B , Zero Cpn , 12/13/24 .. 11,630 7,016
Description
Principal
Amount Value
Block, Inc. (continued)
6755643.SQ.FTS.B , Zero Cpn , 12/14/24 .. $ 1,482 $ 1,153
6755759.SQ.FTS.B , Zero Cpn , 12/14/24 .. 243 235
6756228.SQ.FTS.B , Zero Cpn , 12/14/24 .. 1,113 746
6756294.SQ.FTS.B , Zero Cpn , 12/14/24 .. 4,548 2,655
6756782.SQ.FTS.B , Zero Cpn , 12/14/24 .. 930 789
6756818.SQ.FTS.B , Zero Cpn , 12/14/24 .. 691 677
6757140.SQ.FTS.B , Zero Cpn , 12/14/24 .. 1,778 1,756
6757268.SQ.FTS.B , Zero Cpn , 12/14/24 .. 3,605 3,037
6757454.SQ.FTS.B , Zero Cpn , 12/14/24 .. 1,045 1,000
6757541.SQ.FTS.B , Zero Cpn , 12/14/24 .. 4,924 3,487
6758068.SQ.FTS.B , Zero Cpn , 12/14/24 .. 431 422
6762246.SQ.FTS.B , Zero Cpn , 12/15/24 .. 1,513 827
6763242.SQ.FTS.B , Zero Cpn , 12/15/24 .. 6,198 6,075
6764093.SQ.FTS.B , Zero Cpn , 12/15/24 .. 2,840 2,798
6764489.SQ.FTS.B , Zero Cpn , 12/15/24 .. 26,462 13,821
6765245.SQ.FTS.B , Zero Cpn , 12/15/24 .. 29,009 24,569
6769042.SQ.FTS.B , Zero Cpn , 12/17/24 .. 744 667
6769341.SQ.FTS.B , Zero Cpn , 12/17/24 .. 3,393 3,052
6770530.SQ.FTS.B , Zero Cpn , 12/19/24 .. 1,117 635
6770555.SQ.FTS.B , Zero Cpn , 12/19/24 .. 3,381 3,165
6771134.SQ.FTS.B , Zero Cpn , 12/19/24 .. 18,506 4,853
6771304.SQ.FTS.B , Zero Cpn , 12/19/24 .. 6,394 6,307
6772311.SQ.FTS.B , Zero Cpn , 12/20/24 .. 20,924 20,152
6773825.SQ.FTS.B , Zero Cpn , 12/20/24 .. 2,963 2,584
6773883.SQ.FTS.B , Zero Cpn , 12/20/24 .. 431 426
6774360.SQ.FTS.B , Zero Cpn , 12/20/24 .. 2,420 2,377
6774551.SQ.FTS.B , Zero Cpn , 12/20/24 .. 17,810 9,377
6774958.SQ.FTS.B , Zero Cpn , 12/21/24 .. 522 516
6775668.SQ.FTS.B , Zero Cpn , 12/21/24 .. 221 188
6775919.SQ.FTS.B , Zero Cpn , 12/21/24 .. 17,857 11,476
6779448.SQ.FTS.B , Zero Cpn , 12/22/24 .. 1,226 1,204
6781202.SQ.FTS.B , Zero Cpn , 12/22/24 .. 82 79
6781272.SQ.FTS.B , Zero Cpn , 12/22/24 .. 41,727 22,396
6783247.SQ.FTS.B , Zero Cpn , 12/23/24 .. 246 242
6783369.SQ.FTS.B , Zero Cpn , 12/23/24 .. 1,854 719
6783863.SQ.FTS.B , Zero Cpn , 12/23/24 .. 1,053 633
6784214.SQ.FTS.B , Zero Cpn , 12/23/24 .. 5,002 4,830
6788785.SQ.FTS.B , Zero Cpn , 12/26/24 .. 1,671 1,643
6789025.SQ.FTS.B , Zero Cpn , 12/26/24 .. 6,430 4,391
6789460.SQ.FTS.B , Zero Cpn , 12/26/24 .. 2,934 2,828
6790701.SQ.FTS.B , Zero Cpn , 12/26/24 .. 3,992 3,889
6791071.SQ.FTS.B , Zero Cpn , 12/27/24 .. 10,082 9,000
6791631.SQ.FTS.B , Zero Cpn , 12/27/24 .. 393 386
6791771.SQ.FTS.B , Zero Cpn , 12/27/24 .. 1,808 1,771
6792087.SQ.FTS.B , Zero Cpn , 12/27/24 .. 406 402
6792314.SQ.FTS.B , Zero Cpn , 12/27/24 .. 6,421 2,021
6793971.SQ.FTS.B , Zero Cpn , 12/27/24 .. 8,527 8,311
6795315.SQ.FTS.B , Zero Cpn , 12/28/24 .. 1,229 694
6796843.SQ.FTS.B , Zero Cpn , 12/28/24 .. 6,510 6,384
6797114.SQ.FTS.B , Zero Cpn , 12/28/24 .. 1,479 1,452
6797487.SQ.FTS.B , Zero Cpn , 12/28/24 .. 2,794 2,727
6797675.SQ.FTS.B , Zero Cpn , 12/28/24 .. 12,144 11,341
6800044.SQ.FTS.B , Zero Cpn , 12/29/24 .. 4,937 1,118
6800374.SQ.FTS.B , Zero Cpn , 12/29/24 .. 1,457 1,442
6801003.SQ.FTS.B , Zero Cpn , 12/29/24 .. 5,192 5,021
6801988.SQ.FTS.B , Zero Cpn , 12/29/24 .. 1,860 1,538
6802079.SQ.FTS.B , Zero Cpn , 12/29/24 .. 1,641 1,608
6804745.SQ.FTS.B , Zero Cpn , 12/30/24 .. 1,247 700

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6804901.SQ.FTS.B , Zero Cpn , 12/30/24 .. $ 984 $ 967
6805012.SQ.FTS.B , Zero Cpn , 12/30/24 .. 2,040 1,326
6805400.SQ.FTS.B , Zero Cpn , 12/30/24 .. 2,240 2,183
6805923.SQ.FTS.B , Zero Cpn , 12/30/24 .. 921 858
6806017.SQ.FTS.B , Zero Cpn , 12/30/24 .. 2,603 2,564
6806677.SQ.FTS.B , Zero Cpn , 12/30/24 .. 3,293 804
6808256.SQ.FTS.B , Zero Cpn , 1/01/25 ... 794 444
6808602.SQ.FTS.B , Zero Cpn , 1/01/25 ... 1,072 1,017
6808928.SQ.FTS.B , Zero Cpn , 1/01/25 ... 4,384 4,282
6809383.SQ.FTS.B , Zero Cpn , 1/02/25 ... 5,414 4,738
6809623.SQ.FTS.B , Zero Cpn , 1/02/25 ... 5,415 4,497
6810642.SQ.FTS.B , Zero Cpn , 1/03/25 ... 5,633 1,893
6810830.SQ.FTS.B , Zero Cpn , 1/03/25 ... 145 142
6811483.SQ.FTS.B , Zero Cpn , 1/03/25 ... 12,156 4,069
6811723.SQ.FTS.B , Zero Cpn , 1/03/25 ... 1,320 1,315
6812517.SQ.FTS.B , Zero Cpn , 1/03/25 ... 14,910 5,837
6812850.SQ.FTS.B , Zero Cpn , 1/03/25 ... 1,848 1,316
6813347.SQ.FTS.B , Zero Cpn , 1/04/25 ... 4,390 3,519
6813490.SQ.FTS.B , Zero Cpn , 1/04/25 ... 1,141 1,022
6813615.SQ.FTS.B , Zero Cpn , 1/04/25 ... 570 527
6813645.SQ.FTS.B , Zero Cpn , 1/04/25 ... 3,640 3,604
6814760.SQ.FTS.B , Zero Cpn , 1/05/25 ... 481 462
6814971.SQ.FTS.B , Zero Cpn , 1/05/25 ... 1,826 1,533
6815092.SQ.FTS.B , Zero Cpn , 1/05/25 ... 200 198
6815367.SQ.FTS.B , Zero Cpn , 1/05/25 ... 1,775 1,130
6815433.SQ.FTS.B , Zero Cpn , 1/05/25 ... 667 559
6816368.SQ.FTS.B , Zero Cpn , 1/05/25 ... 2,393 2,058
6818955.SQ.FTS.B , Zero Cpn , 1/06/25 ... 7,512 4,143
6819086.SQ.FTS.B , Zero Cpn , 1/06/25 ... 1,211 1,133
6819252.SQ.FTS.B , Zero Cpn , 1/06/25 ... 1,394 1,370
6820050.SQ.FTS.B , Zero Cpn , 1/06/25 ... 671 660
6820387.SQ.FTS.B , Zero Cpn , 1/06/25 ... 305 282
6822097.SQ.FTS.B , Zero Cpn , 1/06/25 ... 1,805 1,487
6822497.SQ.FTS.B , Zero Cpn , 1/07/25 ... 1,192 1,144
6823276.SQ.FTS.B , Zero Cpn , 1/07/25 ... 1,339 1,322
6823439.SQ.FTS.B , Zero Cpn , 1/07/25 ... 11,886 8,334
6823811.SQ.FTS.B , Zero Cpn , 1/07/25 ... 1,006 975
6823890.SQ.FTS.B , Zero Cpn , 1/07/25 ... 1,849 1,832
6824908.SQ.FTS.B , Zero Cpn , 1/07/25 ... 4,918 4,766
6825473.SQ.FTS.B , Zero Cpn , 1/07/25 ... 12,483 12,013
6826076.SQ.FTS.B , Zero Cpn , 1/08/25 ... 4,348 4,180
6826532.SQ.FTS.B , Zero Cpn , 1/08/25 ... 3,969 763
6826603.SQ.FTS.B , Zero Cpn , 1/08/25 ... 6,798 6,333
6827373.SQ.FTS.B , Zero Cpn , 1/09/25 ... 4,326 3,402
6828266.SQ.FTS.B , Zero Cpn , 1/10/25 ... 432 231
6828284.SQ.FTS.B , Zero Cpn , 1/10/25 ... 802 788
6828723.SQ.FTS.B , Zero Cpn , 1/10/25 ... 1,360 1,307
6828941.SQ.FTS.B , Zero Cpn , 1/10/25 ... 380 336
6829785.SQ.FTS.B , Zero Cpn , 1/10/25 ... 2,447 2,333
6830364.SQ.FTS.B , Zero Cpn , 1/10/25 ... 22,892 15,267
6831458.SQ.FTS.B , Zero Cpn , 1/11/25 ... 23 23
6831517.SQ.FTS.B , Zero Cpn , 1/11/25 ... 2,816 2,756
6831725.SQ.FTS.B , Zero Cpn , 1/11/25 ... 889 454
6832118.SQ.FTS.B , Zero Cpn , 1/11/25 ... 2,259 2,176
6832371.SQ.FTS.B , Zero Cpn , 1/11/25 ... 2,739 2,662
6832546.SQ.FTS.B , Zero Cpn , 1/11/25 ... 5,873 5,318
6833319.SQ.FTS.B , Zero Cpn , 1/11/25 ... 292 290
6833356.SQ.FTS.B , Zero Cpn , 1/11/25 ... 21,472 9,132
Description
Principal
Amount Value
Block, Inc. (continued)
6833692.SQ.FTS.B , Zero Cpn , 1/11/25 ... $ 4,766 $ 4,353
6833875.SQ.FTS.B , Zero Cpn , 1/12/25 ... 5,328 4,483
6834572.SQ.FTS.B , Zero Cpn , 1/12/25 ... 778 774
6835014.SQ.FTS.B , Zero Cpn , 1/12/25 ... 679 659
6836269.SQ.FTS.B , Zero Cpn , 1/12/25 ... 758 631
6836478.SQ.FTS.B , Zero Cpn , 1/12/25 ... 878 815
6838796.SQ.FTS.B , Zero Cpn , 1/13/25 ... 1,660 391
6838880.SQ.FTS.B , Zero Cpn , 1/13/25 ... 5,977 3,774
6839257.SQ.FTS.B , Zero Cpn , 1/13/25 ... 1,194 1,168
6839356.SQ.FTS.B , Zero Cpn , 1/13/25 ... 5,077 4,633
6839643.SQ.FTS.B , Zero Cpn , 1/13/25 ... 576 214
6839650.SQ.FTS.B , Zero Cpn , 1/13/25 ... 300 295
6839957.SQ.FTS.B , Zero Cpn , 1/13/25 ... 857 841
6840598.SQ.FTS.B , Zero Cpn , 1/13/25 ... 12,276 10,117
6841626.SQ.FTS.B , Zero Cpn , 1/13/25 ... 5,625 1,628
6842431.SQ.FTS.B , Zero Cpn , 1/14/25 ... 2,541 2,467
6843000.SQ.FTS.B , Zero Cpn , 1/14/25 ... 309 281
6843667.SQ.FTS.B , Zero Cpn , 1/14/25 ... 32,216 20,256
6845621.SQ.FTS.B , Zero Cpn , 1/15/25 ... 4,041 3,976
6845960.SQ.FTS.B , Zero Cpn , 1/15/25 ... 2,662 1,498
6846131.SQ.FTS.B , Zero Cpn , 1/15/25 ... 1,624 1,107
6846652.SQ.FTS.B , Zero Cpn , 1/16/25 ... 185 182
6846797.SQ.FTS.B , Zero Cpn , 1/16/25 ... 3,774 3,205
6848265.SQ.FTS.B , Zero Cpn , 1/17/25 ... 1,144 579
6849119.SQ.FTS.B , Zero Cpn , 1/17/25 ... 4,913 3,010
6849233.SQ.FTS.B , Zero Cpn , 1/17/25 ... 4,507 4,099
6849498.SQ.FTS.B , Zero Cpn , 1/17/25 ... 5,530 5,106
6849679.SQ.FTS.B , Zero Cpn , 1/17/25 ... 226 224
6849711.SQ.FTS.B , Zero Cpn , 1/17/25 ... 628 248
6849735.SQ.FTS.B , Zero Cpn , 1/17/25 ... 332 324
6849785.SQ.FTS.B , Zero Cpn , 1/17/25 ... 2,227 2,205
6850198.SQ.FTS.B , Zero Cpn , 1/17/25 ... 621 574
6852615.SQ.FTS.B , Zero Cpn , 1/18/25 ... 1,041 409
6852644.SQ.FTS.B , Zero Cpn , 1/18/25 ... 5,132 5,045
6853136.SQ.FTS.B , Zero Cpn , 1/18/25 ... 4,160 3,885
6855301.SQ.FTS.B , Zero Cpn , 1/19/25 ... 17,894 10,763
6855849.SQ.FTS.B , Zero Cpn , 1/19/25 ... 4,401 3,366
6856022.SQ.FTS.B , Zero Cpn , 1/19/25 ... 414 367
6856480.SQ.FTS.B , Zero Cpn , 1/19/25 ... 432 332
6858689.SQ.FTS.B , Zero Cpn , 1/20/25 ... 1,570 1,528
6859134.SQ.FTS.B , Zero Cpn , 1/20/25 ... 3,363 3,248
6862863.SQ.FTS.B , Zero Cpn , 1/21/25 ... 789 688
6862957.SQ.FTS.B , Zero Cpn , 1/21/25 ... 4,888 2,284
6863147.SQ.FTS.B , Zero Cpn , 1/21/25 ... 3,329 3,277
6863421.SQ.FTS.B , Zero Cpn , 1/21/25 ... 6,468 3,457
6865428.SQ.FTS.B , Zero Cpn , 1/23/25 ... 2,618 2,222
6865503.SQ.FTS.B , Zero Cpn , 1/23/25 ... 107 104
6865537.SQ.FTS.B , Zero Cpn , 1/23/25 ... 361 338
6866189.SQ.FTS.B , Zero Cpn , 1/24/25 ... 295 265
6866804.SQ.FTS.B , Zero Cpn , 1/24/25 ... 2,995 1,587
6866967.SQ.FTS.B , Zero Cpn , 1/24/25 ... 1,465 1,439
6867103.SQ.FTS.B , Zero Cpn , 1/24/25 ... 1,176 1,125
6867196.SQ.FTS.B , Zero Cpn , 1/24/25 ... 1,892 1,459
6867264.SQ.FTS.B , Zero Cpn , 1/24/25 ... 2,150 2,109
6867467.SQ.FTS.B , Zero Cpn , 1/24/25 ... 2,088 2,050
6867691.SQ.FTS.B , Zero Cpn , 1/24/25 ... 687 646
6867755.SQ.FTS.B , Zero Cpn , 1/24/25 ... 16,411 15,786
6868391.SQ.FTS.B , Zero Cpn , 1/24/25 ... 3,137 1,083

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6868587.SQ.FTS.B , Zero Cpn , 1/24/25 ... $ 5,614 $ 5,439
6868847.SQ.FTS.B , Zero Cpn , 1/24/25 ... 1,102 1,059
6868908.SQ.FTS.B , Zero Cpn , 1/24/25 ... 3,577 3,450
6869935.SQ.FTS.B , Zero Cpn , 1/25/25 ... 885 854
6869981.SQ.FTS.B , Zero Cpn , 1/25/25 ... 73 73
6870054.SQ.FTS.B , Zero Cpn , 1/25/25 ... 1,351 854
6870103.SQ.FTS.B , Zero Cpn , 1/25/25 ... 4,543 4,433
6870865.SQ.FTS.B , Zero Cpn , 1/25/25 ... 1,218 1,157
6871155.SQ.FTS.B , Zero Cpn , 1/25/25 ... 3,560 671
6871369.SQ.FTS.B , Zero Cpn , 1/25/25 ... 2,501 2,387
6871477.SQ.FTS.B , Zero Cpn , 1/25/25 ... 308 306
6871539.SQ.FTS.B , Zero Cpn , 1/25/25 ... 5,599 4,938
6871735.SQ.FTS.B , Zero Cpn , 1/25/25 ... 3,486 3,420
6872188.SQ.FTS.B , Zero Cpn , 1/25/25 ... 481 473
6872654.SQ.FTS.B , Zero Cpn , 1/26/25 ... 1,632 1,604
6873383.SQ.FTS.B , Zero Cpn , 1/26/25 ... 698 501
6873530.SQ.FTS.B , Zero Cpn , 1/26/25 ... 3,816 3,087
6873680.SQ.FTS.B , Zero Cpn , 1/26/25 ... 70 67
6874616.SQ.FTS.B , Zero Cpn , 1/26/25 ... 705 653
6874679.SQ.FTS.B , Zero Cpn , 1/26/25 ... 339 319
6875037.SQ.FTS.B , Zero Cpn , 1/26/25 ... 2,424 2,337
6875105.SQ.FTS.B , Zero Cpn , 1/26/25 ... 3,590 3,536
6875459.SQ.FTS.B , Zero Cpn , 1/26/25 ... 66 66
6875569.SQ.FTS.B , Zero Cpn , 1/26/25 ... 2,997 2,890
6877236.SQ.FTS.B , Zero Cpn , 1/27/25 ... 6,540 6,288
6877754.SQ.FTS.B , Zero Cpn , 1/27/25 ... 217 215
6878250.SQ.FTS.B , Zero Cpn , 1/27/25 ... 3,266 3,147
6878992.SQ.FTS.B , Zero Cpn , 1/27/25 ... 3,386 3,261
6879176.SQ.FTS.B , Zero Cpn , 1/27/25 ... 983 958
6879230.SQ.FTS.B , Zero Cpn , 1/27/25 ... 2,486 2,160
6880856.SQ.FTS.B , Zero Cpn , 1/28/25 ... 1,870 1,316
6882976.SQ.FTS.B , Zero Cpn , 1/28/25 ... 5,067 4,752
6883232.SQ.FTS.B , Zero Cpn , 1/28/25 ... 786 653
6883510.SQ.FTS.B , Zero Cpn , 1/28/25 ... 7,331 5,264
6883690.SQ.FTS.B , Zero Cpn , 1/28/25 ... 855 768
6883907.SQ.FTS.B , Zero Cpn , 1/28/25 ... 636 294
6883923.SQ.FTS.B , Zero Cpn , 1/28/25 ... 2,190 1,721
6884366.SQ.FTS.B , Zero Cpn , 1/29/25 ... 1,174 1,056
6884403.SQ.FTS.B , Zero Cpn , 1/29/25 ... 850 673
6884421.SQ.FTS.B , Zero Cpn , 1/29/25 ... 2,515 2,350
6884500.SQ.FTS.B , Zero Cpn , 1/29/25 ... 3,399 1,640
6884599.SQ.FTS.B , Zero Cpn , 1/29/25 ... 690 684
6884787.SQ.FTS.B , Zero Cpn , 1/29/25 ... 3,067 2,497
6884939.SQ.FTS.B , Zero Cpn , 1/30/25 ... 3,340 3,263
6885300.SQ.FTS.B , Zero Cpn , 1/30/25 ... 2,695 2,122
6887470.SQ.FTS.B , Zero Cpn , 1/31/25 ... 2,992 2,943
6887745.SQ.FTS.B , Zero Cpn , 1/31/25 ... 1,847 1,576
6887828.SQ.FTS.B , Zero Cpn , 1/31/25 ... 1,058 1,022
6887898.SQ.FTS.B , Zero Cpn , 1/31/25 ... 25,877 20,318
6888667.SQ.FTS.B , Zero Cpn , 1/31/25 ... 6,584 6,416
6888979.SQ.FTS.B , Zero Cpn , 1/31/25 ... 4,584 3,595
6889109.SQ.FTS.B , Zero Cpn , 1/31/25 ... 1,622 775
6889119.SQ.FTS.B , Zero Cpn , 1/31/25 ... 3,513 1,285
6889240.SQ.FTS.B , Zero Cpn , 1/31/25 ... 3,195 1,755
6889376.SQ.FTS.B , Zero Cpn , 2/01/25 ... 1,599 1,167
6889468.SQ.FTS.B , Zero Cpn , 2/01/25 ... 2,757 2,706
6890345.SQ.FTS.B , Zero Cpn , 2/01/25 ... 689 648
6890420.SQ.FTS.B , Zero Cpn , 2/01/25 ... 311 308
Description
Principal
Amount Value
Block, Inc. (continued)
6890486.SQ.FTS.B , Zero Cpn , 2/01/25 ... $ 1,089 $ 1,070
6890641.SQ.FTS.B , Zero Cpn , 2/01/25 ... 1,184 812
6890783.SQ.FTS.B , Zero Cpn , 2/01/25 ... 4,947 4,862
6891067.SQ.FTS.B , Zero Cpn , 2/01/25 ... 5,566 2,717
6891310.SQ.FTS.B , Zero Cpn , 2/01/25 ... 4,801 4,672
6892473.SQ.FTS.B , Zero Cpn , 2/01/25 ... 10,312 10,051
6892842.SQ.FTS.B , Zero Cpn , 2/02/25 ... 576 482
6893023.SQ.FTS.B , Zero Cpn , 2/02/25 ... 14,792 7,606
6893617.SQ.FTS.B , Zero Cpn , 2/02/25 ... 1,113 1,099
6894789.SQ.FTS.B , Zero Cpn , 2/02/25 ... 1,611 1,585
6895139.SQ.FTS.B , Zero Cpn , 2/02/25 ... 624 599
6895440.SQ.FTS.B , Zero Cpn , 2/02/25 ... 4,526 4,005
6895588.SQ.FTS.B , Zero Cpn , 2/02/25 ... 10,603 6,550
6899194.SQ.FTS.B , Zero Cpn , 2/03/25 ... 476 154
6899300.SQ.FTS.B , Zero Cpn , 2/03/25 ... 1,843 1,450
6899394.SQ.FTS.B , Zero Cpn , 2/03/25 ... 2,133 1,911
6899510.SQ.FTS.B , Zero Cpn , 2/03/25 ... 121 120
6900884.SQ.FTS.B , Zero Cpn , 2/03/25 ... 970 966
6901282.SQ.FTS.B , Zero Cpn , 2/04/25 ... 1,123 1,096
6902071.SQ.FTS.B , Zero Cpn , 2/04/25 ... 22,022 20,989
6903284.SQ.FTS.B , Zero Cpn , 2/04/25 ... 3,163 1,736
6903366.SQ.FTS.B , Zero Cpn , 2/04/25 ... 18,156 17,127
6904280.SQ.FTS.B , Zero Cpn , 2/05/25 ... 6,351 5,720
6904508.SQ.FTS.B , Zero Cpn , 2/05/25 ... 1,330 1,305
6904822.SQ.FTS.B , Zero Cpn , 2/05/25 ... 1,313 883
6904989.SQ.FTS.B , Zero Cpn , 2/05/25 ... 26,345 14,718
6907027.SQ.FTS.B , Zero Cpn , 2/07/25 ... 1,371 1,300
6907289.SQ.FTS.B , Zero Cpn , 2/07/25 ... 5,270 4,576
6907635.SQ.FTS.B , Zero Cpn , 2/07/25 ... 996 989
6908001.SQ.FTS.B , Zero Cpn , 2/07/25 ... 23,167 8,860
6908375.SQ.FTS.B , Zero Cpn , 2/07/25 ... 3,730 3,237
6908654.SQ.FTS.B , Zero Cpn , 2/07/25 ... 2,242 2,184
6909057.SQ.FTS.B , Zero Cpn , 2/08/25 ... 1,884 1,459
6909141.SQ.FTS.B , Zero Cpn , 2/08/25 ... 19,068 10,041
6909618.SQ.FTS.B , Zero Cpn , 2/08/25 ... 699 675
6910466.SQ.FTS.B , Zero Cpn , 2/08/25 ... 599 583
6910503.SQ.FTS.B , Zero Cpn , 2/08/25 ... 2,558 2,460
6910940.SQ.FTS.B , Zero Cpn , 2/08/25 ... 8,302 7,527
6911295.SQ.FTS.B , Zero Cpn , 2/08/25 ... 3,322 3,292
6911614.SQ.FTS.B , Zero Cpn , 2/08/25 ... 1,562 1,508
6911745.SQ.FTS.B , Zero Cpn , 2/08/25 ... 11,012 8,250
6912801.SQ.FTS.B , Zero Cpn , 2/09/25 ... 383 279
6913052.SQ.FTS.B , Zero Cpn , 2/09/25 ... 4,783 3,271
6913417.SQ.FTS.B , Zero Cpn , 2/09/25 ... 2,595 2,447
6913498.SQ.FTS.B , Zero Cpn , 2/09/25 ... 834 733
6914678.SQ.FTS.B , Zero Cpn , 2/09/25 ... 4,287 1,871
6916076.SQ.FTS.B , Zero Cpn , 2/10/25 ... 2,544 1,777
6916173.SQ.FTS.B , Zero Cpn , 2/10/25 ... 561 540
6916577.SQ.FTS.B , Zero Cpn , 2/10/25 ... 451 438
6916947.SQ.FTS.B , Zero Cpn , 2/10/25 ... 671 633
6917130.SQ.FTS.B , Zero Cpn , 2/10/25 ... 3,199 3,144
6917414.SQ.FTS.B , Zero Cpn , 2/10/25 ... 1,545 1,509
6917911.SQ.FTS.B , Zero Cpn , 2/10/25 ... 2,335 2,262
6919721.SQ.FTS.B , Zero Cpn , 2/11/25 ... 991 965
6920131.SQ.FTS.B , Zero Cpn , 2/11/25 ... 1,602 1,576
6920246.SQ.FTS.B , Zero Cpn , 2/11/25 ... 4,934 4,824
6920447.SQ.FTS.B , Zero Cpn , 2/11/25 ... 24,973 14,673
6920532.SQ.FTS.B , Zero Cpn , 2/12/25 ... 2,684 2,648

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6920793.SQ.FTS.B , Zero Cpn , 2/12/25 ... $ 1,860 $ 1,823
6920966.SQ.FTS.B , Zero Cpn , 2/12/25 ... 1,553 1,468
6921045.SQ.FTS.B , Zero Cpn , 2/13/25 ... 1,461 1,415
6921229.SQ.FTS.B , Zero Cpn , 2/13/25 ... 3,118 3,066
6921768.SQ.FTS.B , Zero Cpn , 2/14/25 ... 268 267
6922192.SQ.FTS.B , Zero Cpn , 2/14/25 ... 11,444 11,079
6922457.SQ.FTS.B , Zero Cpn , 2/14/25 ... 5,801 5,526
6922549.SQ.FTS.B , Zero Cpn , 2/14/25 ... 2,200 2,103
6922824.SQ.FTS.B , Zero Cpn , 2/14/25 ... 222 212
6923193.SQ.FTS.B , Zero Cpn , 2/14/25 ... 6,065 5,880
6923318.SQ.FTS.B , Zero Cpn , 2/15/25 ... 1,672 1,550
6923496.SQ.FTS.B , Zero Cpn , 2/15/25 ... 15,692 8,269
6932504.SQ.FTS.B , Zero Cpn , 2/17/25 ... 5,016 4,988
6934259.SQ.FTS.B , Zero Cpn , 2/17/25 ... 1,625 1,593
6934329.SQ.FTS.B , Zero Cpn , 2/17/25 ... 13,710 4,926
6934833.SQ.FTS.B , Zero Cpn , 2/17/25 ... 5,339 5,033
6935014.SQ.FTS.B , Zero Cpn , 2/17/25 ... 838 820
6935049.SQ.FTS.B , Zero Cpn , 2/17/25 ... 5,833 4,427
6935196.SQ.FTS.B , Zero Cpn , 2/17/25 ... 11,871 11,489
6935755.SQ.FTS.B , Zero Cpn , 2/17/25 ... 3,012 2,784
6935856.SQ.FTS.B , Zero Cpn , 2/17/25 ... 873 732
6935910.SQ.FTS.B , Zero Cpn , 2/17/25 ... 3,118 2,320
6936001.SQ.FTS.B , Zero Cpn , 2/17/25 ... 6,680 6,368
6936426.SQ.FTS.B , Zero Cpn , 2/17/25 ... 1,754 986
6936532.SQ.FTS.B , Zero Cpn , 2/17/25 ... 2,015 1,939
6936990.SQ.FTS.B , Zero Cpn , 2/18/25 ... 3,340 707
6937104.SQ.FTS.B , Zero Cpn , 2/18/25 ... 1,071 1,050
6937130.SQ.FTS.B , Zero Cpn , 2/18/25 ... 620 291
6937145.SQ.FTS.B , Zero Cpn , 2/18/25 ... 1,213 979
6937191.SQ.FTS.B , Zero Cpn , 2/18/25 ... 15,906 15,677
6938172.SQ.FTS.B , Zero Cpn , 2/18/25 ... 379 364
6938215.SQ.FTS.B , Zero Cpn , 2/18/25 ... 5,382 5,112
6938552.SQ.FTS.B , Zero Cpn , 2/18/25 ... 6,120 5,058
6938929.SQ.FTS.B , Zero Cpn , 2/18/25 ... 198 189
6940148.SQ.FTS.B , Zero Cpn , 2/18/25 ... 2,245 2,193
6940432.SQ.FTS.B , Zero Cpn , 2/18/25 ... 2,112 1,784
6940544.SQ.FTS.B , Zero Cpn , 2/18/25 ... 2,714 1,145
6940675.SQ.FTS.B , Zero Cpn , 2/18/25 ... 2,559 1,310
6940935.SQ.FTS.B , Zero Cpn , 2/18/25 ... 4,804 4,562
6941120.SQ.FTS.B , Zero Cpn , 2/19/25 ... 10,384 9,926
6941562.SQ.FTS.B , Zero Cpn , 2/19/25 ... 856 405
6941695.SQ.FTS.B , Zero Cpn , 2/19/25 ... 283 214
6941712.SQ.FTS.B , Zero Cpn , 2/19/25 ... 3,028 2,755
6941840.SQ.FTS.B , Zero Cpn , 2/19/25 ... 352 277
6941851.SQ.FTS.B , Zero Cpn , 2/19/25 ... 785 778
6942016.SQ.FTS.B , Zero Cpn , 2/20/25 ... 9,278 7,854
6942251.SQ.FTS.B , Zero Cpn , 2/20/25 ... 3,601 3,493
6942505.SQ.FTS.B , Zero Cpn , 2/20/25 ... 745 669
6942558.SQ.FTS.B , Zero Cpn , 2/20/25 ... 749 591
6942589.SQ.FTS.B , Zero Cpn , 2/20/25 ... 677 657
6942619.SQ.FTS.B , Zero Cpn , 2/20/25 ... 2,074 2,025
6943017.SQ.FTS.B , Zero Cpn , 2/21/25 ... 3,357 3,302
6943720.SQ.FTS.B , Zero Cpn , 2/21/25 ... 10,588 9,668
6944161.SQ.FTS.B , Zero Cpn , 2/21/25 ... 1,792 1,527
6944232.SQ.FTS.B , Zero Cpn , 2/21/25 ... 29,502 28,186
6946078.SQ.FTS.B , Zero Cpn , 2/21/25 ... 3,059 2,157
6946120.SQ.FTS.B , Zero Cpn , 2/21/25 ... 10,031 6,032
6946261.SQ.FTS.B , Zero Cpn , 2/21/25 ... 2,707 2,627
Description
Principal
Amount Value
Block, Inc. (continued)
6946354.SQ.FTS.B , Zero Cpn , 2/21/25 ... $ 3,854 $ 2,558
6946459.SQ.FTS.B , Zero Cpn , 2/21/25 ... 5,936 5,840
6946597.SQ.FTS.B , Zero Cpn , 2/22/25 ... 2,385 1,861
6946689.SQ.FTS.B , Zero Cpn , 2/22/25 ... 777 547
6948739.SQ.FTS.B , Zero Cpn , 2/22/25 ... 2,553 2,531
6949579.SQ.FTS.B , Zero Cpn , 2/22/25 ... 44,053 33,152
6951456.SQ.FTS.B , Zero Cpn , 2/23/25 ... 400 382
6951493.SQ.FTS.B , Zero Cpn , 2/23/25 ... 3,243 3,212
6951799.SQ.FTS.B , Zero Cpn , 2/23/25 ... 1,234 1,211
6951848.SQ.FTS.B , Zero Cpn , 2/23/25 ... 268 262
6951871.SQ.FTS.B , Zero Cpn , 2/23/25 ... 3,568 3,330
6952076.SQ.FTS.B , Zero Cpn , 2/23/25 ... 17,324 16,572
6955216.SQ.FTS.B , Zero Cpn , 2/24/25 ... 8,556 8,451
6956076.SQ.FTS.B , Zero Cpn , 2/24/25 ... 2,422 2,110
6956719.SQ.FTS.B , Zero Cpn , 2/24/25 ... 6,896 6,775
6957149.SQ.FTS.B , Zero Cpn , 2/24/25 ... 8,484 8,336
6957627.SQ.FTS.B , Zero Cpn , 2/24/25 ... 3,540 3,243
6958838.SQ.FTS.B , Zero Cpn , 2/25/25 ... 8,801 8,548
6960042.SQ.FTS.B , Zero Cpn , 2/25/25 ... 2,554 2,429
6960223.SQ.FTS.B , Zero Cpn , 2/25/25 ... 3,121 3,062
6960346.SQ.FTS.B , Zero Cpn , 2/25/25 ... 1,717 1,685
6960562.SQ.FTS.B , Zero Cpn , 2/25/25 ... 1,403 1,385
6960761.SQ.FTS.B , Zero Cpn , 2/25/25 ... 16,413 15,683
6962127.SQ.FTS.B , Zero Cpn , 2/25/25 ... 1,291 1,112
6962173.SQ.FTS.B , Zero Cpn , 2/25/25 ... 693 606
6962188.SQ.FTS.B , Zero Cpn , 2/25/25 ... 510 503
6962288.SQ.FTS.B , Zero Cpn , 2/25/25 ... 4,371 4,292
6962547.SQ.FTS.B , Zero Cpn , 2/26/25 ... 1,268 1,020
6962568.SQ.FTS.B , Zero Cpn , 2/26/25 ... 4,367 3,670
6962943.SQ.FTS.B , Zero Cpn , 2/26/25 ... 2,970 2,902
6963512.SQ.FTS.B , Zero Cpn , 2/27/25 ... 2,240 1,511
6963616.SQ.FTS.B , Zero Cpn , 2/27/25 ... 3,025 2,827
6963691.SQ.FTS.B , Zero Cpn , 2/27/25 ... 1,739 1,407
6964251.SQ.FTS.B , Zero Cpn , 2/28/25 ... 2,729 2,598
6964654.SQ.FTS.B , Zero Cpn , 2/28/25 ... 663 142
6964699.SQ.FTS.B , Zero Cpn , 2/28/25 ... 789 779
6964773.SQ.FTS.B , Zero Cpn , 2/28/25 ... 3,564 3,458
6964914.SQ.FTS.B , Zero Cpn , 2/28/25 ... 3,737 3,673
6965137.SQ.FTS.B , Zero Cpn , 2/28/25 ... 597 587
6965855.SQ.FTS.B , Zero Cpn , 2/28/25 ... 3,581 3,297
6965965.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,160 1,112
6966014.SQ.FTS.B , Zero Cpn , 2/28/25 ... 9,697 9,509
6966362.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,205 1,150
6966412.SQ.FTS.B , Zero Cpn , 2/28/25 ... 2,449 2,210
6966531.SQ.FTS.B , Zero Cpn , 2/28/25 ... 3,997 479
6966595.SQ.FTS.B , Zero Cpn , 2/28/25 ... 966 917
6966621.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,752 1,714
6966854.SQ.FTS.B , Zero Cpn , 2/28/25 ... 6,583 3,733
6967556.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,699 1,639
6967741.SQ.FTS.B , Zero Cpn , 2/28/25 ... 3,135 2,011
6967832.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,294 1,280
6968020.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,005 973
6968060.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,916 1,246
6968103.SQ.FTS.B , Zero Cpn , 2/28/25 ... 712 581
6968599.SQ.FTS.B , Zero Cpn , 2/28/25 ... 443 434
6969376.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,106 545
6969402.SQ.FTS.B , Zero Cpn , 2/28/25 ... 2,678 690
6969586.SQ.FTS.B , Zero Cpn , 2/28/25 ... 2,687 1,982

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6969662.SQ.FTS.B , Zero Cpn , 2/28/25 ... $ 668 $ 662
6970442.SQ.FTS.B , Zero Cpn , 2/28/25 ... 4,322 4,258
6970646.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,921 1,716
6970716.SQ.FTS.B , Zero Cpn , 2/28/25 ... 6,983 6,015
6971087.SQ.FTS.B , Zero Cpn , 2/28/25 ... 6,432 6,227
6971351.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,708 1,678
6971755.SQ.FTS.B , Zero Cpn , 2/28/25 ... 353 319
6972492.SQ.FTS.B , Zero Cpn , 2/28/25 ... 2,326 2,271
6973388.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,758 1,730
6973520.SQ.FTS.B , Zero Cpn , 2/28/25 ... 13,686 13,423
6977572.SQ.FTS.B , Zero Cpn , 2/28/25 ... 6,615 5,758
6977996.SQ.FTS.B , Zero Cpn , 2/28/25 ... 988 972
6978269.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,849 1,580
6978418.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,258 504
6978456.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,032 322
6978496.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,392 1,329
6978718.SQ.FTS.B , Zero Cpn , 2/28/25 ... 3,599 3,501
6978952.SQ.FTS.B , Zero Cpn , 2/28/25 ... 52,983 37,093
6980002.SQ.FTS.B , Zero Cpn , 2/28/25 ... 9,259 3,568
6980331.SQ.FTS.B , Zero Cpn , 2/28/25 ... 17,391 16,931
6981267.SQ.FTS.B , Zero Cpn , 3/01/25 ... 2,816 2,727
6981491.SQ.FTS.B , Zero Cpn , 3/01/25 ... 311 300
6981536.SQ.FTS.B , Zero Cpn , 3/01/25 ... 3,391 2,611
6981643.SQ.FTS.B , Zero Cpn , 3/01/25 ... 1,518 1,477
6981964.SQ.FTS.B , Zero Cpn , 3/01/25 ... 13,750 7,162
6982310.SQ.FTS.B , Zero Cpn , 3/01/25 ... 2,938 2,815
6982643.SQ.FTS.B , Zero Cpn , 3/01/25 ... 7,454 7,261
6983051.SQ.FTS.B , Zero Cpn , 3/01/25 ... 19,138 18,769
6984383.SQ.FTS.B , Zero Cpn , 3/01/25 ... 3,971 3,893
6984708.SQ.FTS.B , Zero Cpn , 3/02/25 ... 1,263 637
6984847.SQ.FTS.B , Zero Cpn , 3/02/25 ... 5,375 5,123
6985048.SQ.FTS.B , Zero Cpn , 3/02/25 ... 599 574
6985153.SQ.FTS.B , Zero Cpn , 3/02/25 ... 12,340 11,786
6985703.SQ.FTS.B , Zero Cpn , 3/03/25 ... 3,589 3,429
6985793.SQ.FTS.B , Zero Cpn , 3/03/25 ... 1,178 1,123
6985841.SQ.FTS.B , Zero Cpn , 3/03/25 ... 1,631 1,153
6986370.SQ.FTS.B , Zero Cpn , 3/04/25 ... 3,037 2,977
6986518.SQ.FTS.B , Zero Cpn , 3/04/25 ... 1,070 1,048
6986601.SQ.FTS.B , Zero Cpn , 3/04/25 ... 1,475 1,447
6986717.SQ.FTS.B , Zero Cpn , 3/04/25 ... 7,367 2,503
6986974.SQ.FTS.B , Zero Cpn , 3/04/25 ... 494 473
6986997.SQ.FTS.B , Zero Cpn , 3/04/25 ... 7,824 4,690
6987089.SQ.FTS.B , Zero Cpn , 3/04/25 ... 6,307 6,188
6987501.SQ.FTS.B , Zero Cpn , 3/05/25 ... 1,220 1,179
6987569.SQ.FTS.B , Zero Cpn , 3/05/25 ... 3,671 1,839
6987650.SQ.FTS.B , Zero Cpn , 3/05/25 ... 1,064 1,051
6987935.SQ.FTS.B , Zero Cpn , 3/05/25 ... 2,024 1,945
6988751.SQ.FTS.B , Zero Cpn , 3/05/25 ... 4,603 4,184
6988943.SQ.FTS.B , Zero Cpn , 3/05/25 ... 308 302
6988983.SQ.FTS.B , Zero Cpn , 3/05/25 ... 881 862
6989741.SQ.FTS.B , Zero Cpn , 3/05/25 ... 7,686 7,539
6989891.SQ.FTS.B , Zero Cpn , 3/05/25 ... 2,033 1,849
6990177.SQ.FTS.B , Zero Cpn , 3/05/25 ... 5,647 5,227
6990602.SQ.FTS.B , Zero Cpn , 3/06/25 ... 773 646
6990771.SQ.FTS.B , Zero Cpn , 3/06/25 ... 2,159 1,524
6990845.SQ.FTS.B , Zero Cpn , 3/06/25 ... 546 539
6991027.SQ.FTS.B , Zero Cpn , 3/06/25 ... 2,457 2,150
6991076.SQ.FTS.B , Zero Cpn , 3/06/25 ... 3,610 3,552
Description
Principal
Amount Value
Block, Inc. (continued)
6991229.SQ.FTS.B , Zero Cpn , 3/06/25 ... $ 12,154 $ 11,060
6991581.SQ.FTS.B , Zero Cpn , 3/06/25 ... 4,940 4,425
6992584.SQ.FTS.B , Zero Cpn , 3/06/25 ... 16,860 16,438
6993089.SQ.FTS.B , Zero Cpn , 3/06/25 ... 1,791 738
6993405.SQ.FTS.B , Zero Cpn , 3/06/25 ... 1,799 1,507
6995689.SQ.FTS.B , Zero Cpn , 3/07/25 ... 162 160
6995742.SQ.FTS.B , Zero Cpn , 3/07/25 ... 400 388
6995974.SQ.FTS.B , Zero Cpn , 3/07/25 ... 2,644 1,500
6996026.SQ.FTS.B , Zero Cpn , 3/07/25 ... 21,009 16,495
6997293.SQ.FTS.B , Zero Cpn , 3/07/25 ... 5,558 5,393
7000460.SQ.FTS.B , Zero Cpn , 3/08/25 ... 847 830
7000516.SQ.FTS.B , Zero Cpn , 3/08/25 ... 6,902 6,509
7000748.SQ.FTS.B , Zero Cpn , 3/08/25 ... 5,078 4,888
7001065.SQ.FTS.B , Zero Cpn , 3/08/25 ... 1,714 1,631
7001131.SQ.FTS.B , Zero Cpn , 3/08/25 ... 65 64
7001137.SQ.FTS.B , Zero Cpn , 3/08/25 ... 4,860 3,456
7001238.SQ.FTS.B , Zero Cpn , 3/08/25 ... 1,842 1,550
7001417.SQ.FTS.B , Zero Cpn , 3/08/25 ... 2,280 2,216
7001643.SQ.FTS.B , Zero Cpn , 3/08/25 ... 1,064 1,047
7001717.SQ.FTS.B , Zero Cpn , 3/08/25 ... 7,260 5,421
7001805.SQ.FTS.B , Zero Cpn , 3/08/25 ... 8,707 4,574
7001926.SQ.FTS.B , Zero Cpn , 3/08/25 ... 33,069 28,291
7002805.SQ.FTS.B , Zero Cpn , 3/09/25 ... 720 698
7002839.SQ.FTS.B , Zero Cpn , 3/09/25 ... 4,074 3,521
7003078.SQ.FTS.B , Zero Cpn , 3/09/25 ... 6,520 4,368
7003487.SQ.FTS.B , Zero Cpn , 3/10/25 ... 3,378 3,277
7003565.SQ.FTS.B , Zero Cpn , 3/10/25 ... 2,365 2,308
7003833.SQ.FTS.B , Zero Cpn , 3/10/25 ... 1,178 1,038
7003880.SQ.FTS.B , Zero Cpn , 3/10/25 ... 19,501 18,636
7005388.SQ.FTS.B , Zero Cpn , 3/11/25 ... 6,803 6,633
7005638.SQ.FTS.B , Zero Cpn , 3/11/25 ... 7,461 4,438
7005777.SQ.FTS.B , Zero Cpn , 3/11/25 ... 581 574
7005973.SQ.FTS.B , Zero Cpn , 3/11/25 ... 8,218 7,987
7006240.SQ.FTS.B , Zero Cpn , 3/11/25 ... 2,132 2,068
7006290.SQ.FTS.B , Zero Cpn , 3/11/25 ... 4,319 3,797
7006737.SQ.FTS.B , Zero Cpn , 3/11/25 ... 872 777
7006776.SQ.FTS.B , Zero Cpn , 3/11/25 ... 3,011 2,158
7006910.SQ.FTS.B , Zero Cpn , 3/11/25 ... 3,951 3,610
7007003.SQ.FTS.B , Zero Cpn , 3/11/25 ... 4,864 4,520
7007140.SQ.FTS.B , Zero Cpn , 3/11/25 ... 14,604 14,000
7007466.SQ.FTS.B , Zero Cpn , 3/12/25 ... 1,380 1,362
7008210.SQ.FTS.B , Zero Cpn , 3/12/25 ... 1,046 929
7008245.SQ.FTS.B , Zero Cpn , 3/12/25 ... 5,448 5,227
7008486.SQ.FTS.B , Zero Cpn , 3/12/25 ... 1,713 1,590
7008548.SQ.FTS.B , Zero Cpn , 3/12/25 ... 20,481 15,786
7008985.SQ.FTS.B , Zero Cpn , 3/12/25 ... 4,979 4,853
7009269.SQ.FTS.B , Zero Cpn , 3/12/25 ... 22,063 7,280
7009982.SQ.FTS.B , Zero Cpn , 3/12/25 ... 1,573 753
7010025.SQ.FTS.B , Zero Cpn , 3/12/25 ... 38,212 33,919
7010932.SQ.FTS.B , Zero Cpn , 3/13/25 ... 1,748 1,438
7010971.SQ.FTS.B , Zero Cpn , 3/13/25 ... 958 769
7011082.SQ.FTS.B , Zero Cpn , 3/13/25 ... 1,378 1,221
7011133.SQ.FTS.B , Zero Cpn , 3/13/25 ... 14,858 13,571
7012242.SQ.FTS.B , Zero Cpn , 3/13/25 ... 5,358 5,135
7012593.SQ.FTS.B , Zero Cpn , 3/13/25 ... 2,606 2,100
7012891.SQ.FTS.B , Zero Cpn , 3/13/25 ... 1,064 1,028
7013036.SQ.FTS.B , Zero Cpn , 3/13/25 ... 3,591 3,415
7013377.SQ.FTS.B , Zero Cpn , 3/13/25 ... 2,538 2,457

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7013520.SQ.FTS.B , Zero Cpn , 3/13/25 ... $ 6,471 $ 6,324
7014068.SQ.FTS.B , Zero Cpn , 3/13/25 ... 6,999 4,820
7014159.SQ.FTS.B , Zero Cpn , 3/13/25 ... 1,826 1,445
7014182.SQ.FTS.B , Zero Cpn , 3/13/25 ... 2,473 2,429
7016320.SQ.FTS.B , Zero Cpn , 3/14/25 ... 5,263 5,153
7016702.SQ.FTS.B , Zero Cpn , 3/14/25 ... 7,537 7,471
7018206.SQ.FTS.B , Zero Cpn , 3/14/25 ... 1,931 1,792
7018355.SQ.FTS.B , Zero Cpn , 3/14/25 ... 3,601 3,514
7018517.SQ.FTS.B , Zero Cpn , 3/14/25 ... 3,225 3,122
7018665.SQ.FTS.B , Zero Cpn , 3/14/25 ... 13,318 7,254
7018946.SQ.FTS.B , Zero Cpn , 3/14/25 ... 703 695
7019048.SQ.FTS.B , Zero Cpn , 3/14/25 ... 6,650 6,579
7019564.SQ.FTS.B , Zero Cpn , 3/14/25 ... 2,908 1,967
7019615.SQ.FTS.B , Zero Cpn , 3/14/25 ... 4,106 4,022
7020537.SQ.FTS.B , Zero Cpn , 3/15/25 ... 1,124 1,089
7020809.SQ.FTS.B , Zero Cpn , 3/15/25 ... 1,741 1,516
7020921.SQ.FTS.B , Zero Cpn , 3/15/25 ... 2,021 1,871
7021116.SQ.FTS.B , Zero Cpn , 3/15/25 ... 1,148 843
7021179.SQ.FTS.B , Zero Cpn , 3/15/25 ... 689 639
7021238.SQ.FTS.B , Zero Cpn , 3/15/25 ... 6,164 4,476
7021699.SQ.FTS.B , Zero Cpn , 3/15/25 ... 1,422 1,033
7021732.SQ.FTS.B , Zero Cpn , 3/15/25 ... 6,752 5,667
7022730.SQ.FTS.B , Zero Cpn , 3/15/25 ... 3,666 3,290
7023270.SQ.FTS.B , Zero Cpn , 3/15/25 ... 14,248 10,301
7023586.SQ.FTS.B , Zero Cpn , 3/15/25 ... 5,271 3,617
7023843.SQ.FTS.B , Zero Cpn , 3/15/25 ... 1,285 874
7023914.SQ.FTS.B , Zero Cpn , 3/15/25 ... 1,445 1,410
7023999.SQ.FTS.B , Zero Cpn , 3/15/25 ... 917 843
7024049.SQ.FTS.B , Zero Cpn , 3/15/25 ... 9,455 9,283
7024634.SQ.FTS.B , Zero Cpn , 3/16/25 ... 4,483 3,898
7024745.SQ.FTS.B , Zero Cpn , 3/16/25 ... 2,492 1,338
7024788.SQ.FTS.B , Zero Cpn , 3/16/25 ... 3,998 3,702
7024912.SQ.FTS.B , Zero Cpn , 3/16/25 ... 662 649
7024944.SQ.FTS.B , Zero Cpn , 3/16/25 ... 3,161 3,021
7025010.SQ.FTS.B , Zero Cpn , 3/16/25 ... 1,940 1,867
7025130.SQ.FTS.B , Zero Cpn , 3/16/25 ... 660 597
7025173.SQ.FTS.B , Zero Cpn , 3/16/25 ... 2,964 2,906
7025279.SQ.FTS.B , Zero Cpn , 3/16/25 ... 713 701
7025304.SQ.FTS.B , Zero Cpn , 3/16/25 ... 3,209 2,387
7025639.SQ.FTS.B , Zero Cpn , 3/17/25 ... 439 435
7025751.SQ.FTS.B , Zero Cpn , 3/17/25 ... 11,891 11,584
7026089.SQ.FTS.B , Zero Cpn , 3/17/25 ... 2,009 1,880
7026651.SQ.FTS.B , Zero Cpn , 3/18/25 ... 1,006 993
7026779.SQ.FTS.B , Zero Cpn , 3/18/25 ... 2,877 2,714
7027109.SQ.FTS.B , Zero Cpn , 3/18/25 ... 2,516 2,126
7027218.SQ.FTS.B , Zero Cpn , 3/18/25 ... 3,909 2,168
7028020.SQ.FTS.B , Zero Cpn , 3/18/25 ... 8,769 8,622
7028500.SQ.FTS.B , Zero Cpn , 3/18/25 ... 1,495 1,332
7028537.SQ.FTS.B , Zero Cpn , 3/18/25 ... 66,996 37,684
7029537.SQ.FTS.B , Zero Cpn , 3/18/25 ... 2,997 2,426
7029578.SQ.FTS.B , Zero Cpn , 3/18/25 ... 2,816 2,763
7029879.SQ.FTS.B , Zero Cpn , 3/18/25 ... 3,130 2,938
7030059.SQ.FTS.B , Zero Cpn , 3/18/25 ... 3,638 2,736
7030353.SQ.FTS.B , Zero Cpn , 3/18/25 ... 3,599 3,508
7030602.SQ.FTS.B , Zero Cpn , 3/19/25 ... 2,305 2,258
7030676.SQ.FTS.B , Zero Cpn , 3/19/25 ... 1,035 1,012
7030781.SQ.FTS.B , Zero Cpn , 3/19/25 ... 595 571
7031071.SQ.FTS.B , Zero Cpn , 3/19/25 ... 1,048 979
Description
Principal
Amount Value
Block, Inc. (continued)
7031577.SQ.FTS.B , Zero Cpn , 3/19/25 ... $ 1,398 $ 1,336
7031775.SQ.FTS.B , Zero Cpn , 3/19/25 ... 671 645
7031810.SQ.FTS.B , Zero Cpn , 3/19/25 ... 2,041 1,880
7031973.SQ.FTS.B , Zero Cpn , 3/19/25 ... 1,450 1,421
7032279.SQ.FTS.B , Zero Cpn , 3/19/25 ... 5,575 3,190
7032344.SQ.FTS.B , Zero Cpn , 3/19/25 ... 32,681 31,410
7033222.SQ.FTS.B , Zero Cpn , 3/19/25 ... 16,689 12,595
7033411.SQ.FTS.B , Zero Cpn , 3/19/25 ... 5 5
7034217.SQ.FTS.B , Zero Cpn , 3/20/25 ... 2,376 2,313
7034454.SQ.FTS.B , Zero Cpn , 3/20/25 ... 1,255 1,159
7034510.SQ.FTS.B , Zero Cpn , 3/20/25 ... 229 225
7035030.SQ.FTS.B , Zero Cpn , 3/20/25 ... 486 471
7035266.SQ.FTS.B , Zero Cpn , 3/20/25 ... 4,120 3,865
7035799.SQ.FTS.B , Zero Cpn , 3/20/25 ... 46,874 43,561
7036994.SQ.FTS.B , Zero Cpn , 3/20/25 ... 490 463
7037003.SQ.FTS.B , Zero Cpn , 3/20/25 ... 18,319 18,073
7037993.SQ.FTS.B , Zero Cpn , 3/20/25 ... 2,267 2,110
7039842.SQ.FTS.B , Zero Cpn , 3/21/25 ... 3,035 2,997
7040179.SQ.FTS.B , Zero Cpn , 3/21/25 ... 11,048 6,366
7040643.SQ.FTS.B , Zero Cpn , 3/21/25 ... 5,728 5,645
7041176.SQ.FTS.B , Zero Cpn , 3/21/25 ... 3,343 2,771
7041966.SQ.FTS.B , Zero Cpn , 3/21/25 ... 217 214
7042023.SQ.FTS.B , Zero Cpn , 3/21/25 ... 1,657 1,592
7042110.SQ.FTS.B , Zero Cpn , 3/21/25 ... 36,817 35,700
7043444.SQ.FTS.B , Zero Cpn , 3/21/25 ... 6,529 5,486
7043824.SQ.FTS.B , Zero Cpn , 3/22/25 ... 1,269 1,056
7043910.SQ.FTS.B , Zero Cpn , 3/22/25 ... 3,307 3,185
7044138.SQ.FTS.B , Zero Cpn , 3/22/25 ... 3,547 3,391
7044330.SQ.FTS.B , Zero Cpn , 3/22/25 ... 1,489 1,465
7044429.SQ.FTS.B , Zero Cpn , 3/22/25 ... 1,347 1,339
7045249.SQ.FTS.B , Zero Cpn , 3/22/25 ... 1,846 1,801
7045332.SQ.FTS.B , Zero Cpn , 3/22/25 ... 3,374 3,281
7045538.SQ.FTS.B , Zero Cpn , 3/22/25 ... 22,933 22,334
7046787.SQ.FTS.B , Zero Cpn , 3/22/25 ... 1,367 1,338
7046836.SQ.FTS.B , Zero Cpn , 3/22/25 ... 3,088 2,013
7046965.SQ.FTS.B , Zero Cpn , 3/22/25 ... 415 370
7046986.SQ.FTS.B , Zero Cpn , 3/22/25 ... 942 882
7047020.SQ.FTS.B , Zero Cpn , 3/22/25 ... 480 463
7047074.SQ.FTS.B , Zero Cpn , 3/23/25 ... 17,149 11,336
7047321.SQ.FTS.B , Zero Cpn , 3/23/25 ... 3,328 3,251
7047454.SQ.FTS.B , Zero Cpn , 3/23/25 ... 2,583 2,513
7047536.SQ.FTS.B , Zero Cpn , 3/23/25 ... 721 709
7047583.SQ.FTS.B , Zero Cpn , 3/23/25 ... 8,361 8,106
7048285.SQ.FTS.B , Zero Cpn , 3/24/25 ... 4,530 4,452
7048466.SQ.FTS.B , Zero Cpn , 3/24/25 ... 3,185 2,999
7048541.SQ.FTS.B , Zero Cpn , 3/24/25 ... 1,139 1,130
7048672.SQ.FTS.B , Zero Cpn , 3/24/25 ... 1,228 1,177
7048975.SQ.FTS.B , Zero Cpn , 3/25/25 ... 2,619 2,563
7049151.SQ.FTS.B , Zero Cpn , 3/25/25 ... 299 296
7049368.SQ.FTS.B , Zero Cpn , 3/25/25 ... 803 748
7049780.SQ.FTS.B , Zero Cpn , 3/25/25 ... 888 868
7049845.SQ.FTS.B , Zero Cpn , 3/25/25 ... 2,515 2,345
7049930.SQ.FTS.B , Zero Cpn , 3/25/25 ... 2,775 2,507
7050197.SQ.FTS.B , Zero Cpn , 3/25/25 ... 13,025 6,078
7050515.SQ.FTS.B , Zero Cpn , 3/25/25 ... 174 169
7050533.SQ.FTS.B , Zero Cpn , 3/25/25 ... 2,629 2,471
7050585.SQ.FTS.B , Zero Cpn , 3/25/25 ... 567 287
7050592.SQ.FTS.B , Zero Cpn , 3/25/25 ... 912 390

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7051230.SQ.FTS.B , Zero Cpn , 3/25/25 ... $ 2,717 $ 2,681
7051387.SQ.FTS.B , Zero Cpn , 3/25/25 ... 8,388 8,138
7051616.SQ.FTS.B , Zero Cpn , 3/25/25 ... 1,886 1,862
7051781.SQ.FTS.B , Zero Cpn , 3/25/25 ... 5,662 4,241
7052092.SQ.FTS.B , Zero Cpn , 3/25/25 ... 20,486 11,344
7052443.SQ.FTS.B , Zero Cpn , 3/25/25 ... 5,328 5,123
7052564.SQ.FTS.B , Zero Cpn , 3/25/25 ... 3,495 2,307
7052668.SQ.FTS.B , Zero Cpn , 3/25/25 ... 1,948 1,808
7052707.SQ.FTS.B , Zero Cpn , 3/26/25 ... 248 245
7052795.SQ.FTS.B , Zero Cpn , 3/26/25 ... 12,293 11,868
7053292.SQ.FTS.B , Zero Cpn , 3/26/25 ... 1,159 1,145
7053454.SQ.FTS.B , Zero Cpn , 3/26/25 ... 14,877 14,559
7054449.SQ.FTS.B , Zero Cpn , 3/26/25 ... 2,857 2,799
7054593.SQ.FTS.B , Zero Cpn , 3/26/25 ... 642 564
7054612.SQ.FTS.B , Zero Cpn , 3/26/25 ... 5,385 2,425
7055882.SQ.FTS.B , Zero Cpn , 3/27/25 ... 900 881
7055934.SQ.FTS.B , Zero Cpn , 3/27/25 ... 6,148 3,192
7056018.SQ.FTS.B , Zero Cpn , 3/27/25 ... 1,249 1,231
7056251.SQ.FTS.B , Zero Cpn , 3/27/25 ... 1,167 1,091
7056845.SQ.FTS.B , Zero Cpn , 3/27/25 ... 768 725
7056959.SQ.FTS.B , Zero Cpn , 3/27/25 ... 857 758
7057013.SQ.FTS.B , Zero Cpn , 3/27/25 ... 5,699 5,526
7057720.SQ.FTS.B , Zero Cpn , 3/27/25 ... 4,678 4,495
7057972.SQ.FTS.B , Zero Cpn , 3/27/25 ... 4,315 3,908
7058120.SQ.FTS.B , Zero Cpn , 3/27/25 ... 8,597 8,244
7058367.SQ.FTS.B , Zero Cpn , 3/27/25 ... 434 431
7058652.SQ.FTS.B , Zero Cpn , 3/27/25 ... 9,546 9,443
7061030.SQ.FTS.B , Zero Cpn , 3/28/25 ... 2,385 2,214
7061151.SQ.FTS.B , Zero Cpn , 3/28/25 ... 69 68
7061185.SQ.FTS.B , Zero Cpn , 3/28/25 ... 486 479
7061323.SQ.FTS.B , Zero Cpn , 3/28/25 ... 34,494 21,533
7062302.SQ.FTS.B , Zero Cpn , 3/28/25 ... 1,925 1,892
7062421.SQ.FTS.B , Zero Cpn , 3/28/25 ... 896 812
7062617.SQ.FTS.B , Zero Cpn , 3/28/25 ... 20,347 6,814
7062963.SQ.FTS.B , Zero Cpn , 3/28/25 ... 807 751
7062997.SQ.FTS.B , Zero Cpn , 3/28/25 ... 6,257 5,813
7063302.SQ.FTS.B , Zero Cpn , 3/28/25 ... 27,040 25,292
7063881.SQ.FTS.B , Zero Cpn , 3/28/25 ... 3,199 2,814
7064581.SQ.FTS.B , Zero Cpn , 3/28/25 ... 663 619
7065240.SQ.FTS.B , Zero Cpn , 3/29/25 ... 3,869 3,495
7065573.SQ.FTS.B , Zero Cpn , 3/29/25 ... 13,691 9,119
7066061.SQ.FTS.B , Zero Cpn , 3/29/25 ... 1,339 1,298
7066163.SQ.FTS.B , Zero Cpn , 3/29/25 ... 35,851 34,993
7067737.SQ.FTS.B , Zero Cpn , 3/29/25 ... 1,735 1,700
7067874.SQ.FTS.B , Zero Cpn , 3/29/25 ... 4,746 2,382
7068142.SQ.FTS.B , Zero Cpn , 3/30/25 ... 2,141 2,093
7068321.SQ.FTS.B , Zero Cpn , 3/30/25 ... 22,663 16,460
7068749.SQ.FTS.B , Zero Cpn , 3/30/25 ... 6,352 5,911
7068882.SQ.FTS.B , Zero Cpn , 3/30/25 ... 1,597 1,557
7069240.SQ.FTS.B , Zero Cpn , 4/01/25 ... 1,169 976
7069264.SQ.FTS.B , Zero Cpn , 4/01/25 ... 1,261 1,250
7069593.SQ.FTS.B , Zero Cpn , 4/01/25 ... 3,322 3,278
7069692.SQ.FTS.B , Zero Cpn , 4/01/25 ... 6,226 3,651
7069775.SQ.FTS.B , Zero Cpn , 4/01/25 ... 5,149 5,019
7070173.SQ.FTS.B , Zero Cpn , 4/02/25 ... 1,762 1,709
7071000.SQ.FTS.B , Zero Cpn , 4/02/25 ... 645 310
7071024.SQ.FTS.B , Zero Cpn , 4/02/25 ... 2,257 2,167
7071207.SQ.FTS.B , Zero Cpn , 4/02/25 ... 494 331
Description
Principal
Amount Value
Block, Inc. (continued)
7071948.SQ.FTS.B , Zero Cpn , 4/02/25 ... $ 1,826 $ 1,251
7073414.SQ.FTS.B , Zero Cpn , 4/02/25 ... 644 631
7073486.SQ.FTS.B , Zero Cpn , 4/02/25 ... 144 142
7074005.SQ.FTS.B , Zero Cpn , 4/03/25 ... 6,695 6,334
7074171.SQ.FTS.B , Zero Cpn , 4/03/25 ... 1,421 1,368
7074204.SQ.FTS.B , Zero Cpn , 4/03/25 ... 5,096 3,346
7075287.SQ.FTS.B , Zero Cpn , 4/03/25 ... 3,058 2,959
7075529.SQ.FTS.B , Zero Cpn , 4/03/25 ... 39,344 38,338
7076876.SQ.FTS.B , Zero Cpn , 4/03/25 ... 7,313 7,190
7077192.SQ.FTS.B , Zero Cpn , 4/03/25 ... 963 944
7077298.SQ.FTS.B , Zero Cpn , 4/03/25 ... 7,269 7,163
7077653.SQ.FTS.B , Zero Cpn , 4/03/25 ... 245 234
7077760.SQ.FTS.B , Zero Cpn , 4/03/25 ... 585 570
7078197.SQ.FTS.B , Zero Cpn , 4/04/25 ... 344 327
7079133.SQ.FTS.B , Zero Cpn , 4/04/25 ... 1,450 1,424
7079363.SQ.FTS.B , Zero Cpn , 4/04/25 ... 1,290 1,267
7080510.SQ.FTS.B , Zero Cpn , 4/04/25 ... 1,437 679
7080716.SQ.FTS.B , Zero Cpn , 4/04/25 ... 23,781 23,180
7085121.SQ.FTS.B , Zero Cpn , 4/05/25 ... 7,373 7,164
7085433.SQ.FTS.B , Zero Cpn , 4/05/25 ... 2,121 1,454
7085620.SQ.FTS.B , Zero Cpn , 4/05/25 ... 9,416 4,535
7085934.SQ.FTS.B , Zero Cpn , 4/05/25 ... 574 558
7086382.SQ.FTS.B , Zero Cpn , 4/05/25 ... 39,794 27,086
7087303.SQ.FTS.B , Zero Cpn , 4/05/25 ... 13,074 12,697
7087718.SQ.FTS.B , Zero Cpn , 4/05/25 ... 3,078 3,008
7087819.SQ.FTS.B , Zero Cpn , 4/05/25 ... 1,050 980
7087837.SQ.FTS.B , Zero Cpn , 4/05/25 ... 18,994 17,740
7088677.SQ.FTS.B , Zero Cpn , 4/05/25 ... 1,010 927
7088734.SQ.FTS.B , Zero Cpn , 4/05/25 ... 19,122 10,277
7089009.SQ.FTS.B , Zero Cpn , 4/06/25 ... 3,197 3,101
7089156.SQ.FTS.B , Zero Cpn , 4/06/25 ... 4,792 4,670
7089445.SQ.FTS.B , Zero Cpn , 4/06/25 ... 1,284 1,259
7089598.SQ.FTS.B , Zero Cpn , 4/06/25 ... 2,467 2,406
7089901.SQ.FTS.B , Zero Cpn , 4/06/25 ... 7,927 5,441
7090196.SQ.FTS.B , Zero Cpn , 4/06/25 ... 1,948 1,918
7090463.SQ.FTS.B , Zero Cpn , 4/06/25 ... 1,986 1,943
7090542.SQ.FTS.B , Zero Cpn , 4/06/25 ... 41,983 40,312
7091540.SQ.FTS.B , Zero Cpn , 4/06/25 ... 10,017 7,904
7091737.SQ.FTS.B , Zero Cpn , 4/06/25 ... 2,301 1,822
7092185.SQ.FTS.B , Zero Cpn , 4/06/25 ... 1,729 1,707
7092397.SQ.FTS.B , Zero Cpn , 4/07/25 ... 9,919 9,692
7092933.SQ.FTS.B , Zero Cpn , 4/07/25 ... 2,295 2,038
7093625.SQ.FTS.B , Zero Cpn , 4/08/25 ... 3,312 3,247
7093818.SQ.FTS.B , Zero Cpn , 4/08/25 ... 3,720 3,623
7094118.SQ.FTS.B , Zero Cpn , 4/09/25 ... 1,813 1,599
7094198.SQ.FTS.B , Zero Cpn , 4/09/25 ... 2,681 2,604
7094290.SQ.FTS.B , Zero Cpn , 4/09/25 ... 3,611 2,257
7094417.SQ.FTS.B , Zero Cpn , 4/09/25 ... 358 351
7094476.SQ.FTS.B , Zero Cpn , 4/09/25 ... 8,057 7,585
7094784.SQ.FTS.B , Zero Cpn , 4/09/25 ... 720 690
7095051.SQ.FTS.B , Zero Cpn , 4/09/25 ... 4,161 4,009
7095396.SQ.FTS.B , Zero Cpn , 4/09/25 ... 4,284 2,415
7095666.SQ.FTS.B , Zero Cpn , 4/10/25 ... 3,955 3,872
7095850.SQ.FTS.B , Zero Cpn , 4/10/25 ... 1,904 1,311
7096035.SQ.FTS.B , Zero Cpn , 4/10/25 ... 10,216 4,330
7096613.SQ.FTS.B , Zero Cpn , 4/10/25 ... 3,622 2,231
7096738.SQ.FTS.B , Zero Cpn , 4/10/25 ... 4,875 3,093
7096908.SQ.FTS.B , Zero Cpn , 4/10/25 ... 2,245 2,172

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7097071.SQ.FTS.B , Zero Cpn , 4/10/25 ... $ 3,827 $ 3,645
7097309.SQ.FTS.B , Zero Cpn , 4/10/25 ... 3,864 3,630
7097449.SQ.FTS.B , Zero Cpn , 4/10/25 ... 333 329
7097492.SQ.FTS.B , Zero Cpn , 4/10/25 ... 3,262 3,167
7097638.SQ.FTS.B , Zero Cpn , 4/10/25 ... 241 228
7098792.SQ.FTS.B , Zero Cpn , 4/10/25 ... 9,230 8,203
7099787.SQ.FTS.B , Zero Cpn , 4/11/25 ... 2,264 2,226
7099916.SQ.FTS.B , Zero Cpn , 4/11/25 ... 3,010 2,912
7099999.SQ.FTS.B , Zero Cpn , 4/11/25 ... 497 485
7100012.SQ.FTS.B , Zero Cpn , 4/11/25 ... 1,321 1,283
7100047.SQ.FTS.B , Zero Cpn , 4/11/25 ... 1,348 1,108
7100062.SQ.FTS.B , Zero Cpn , 4/11/25 ... 8,058 7,883
7100289.SQ.FTS.B , Zero Cpn , 4/11/25 ... 1,748 1,113
7100936.SQ.FTS.B , Zero Cpn , 4/11/25 ... 9,712 9,492
7101698.SQ.FTS.B , Zero Cpn , 4/11/25 ... 1,074 939
7101803.SQ.FTS.B , Zero Cpn , 4/11/25 ... 4,926 4,815
7102105.SQ.FTS.B , Zero Cpn , 4/11/25 ... 6,046 5,962
7102664.SQ.FTS.B , Zero Cpn , 4/11/25 ... 2,821 2,760
7102724.SQ.FTS.B , Zero Cpn , 4/11/25 ... 5,698 5,365
7102893.SQ.FTS.B , Zero Cpn , 4/11/25 ... 722 714
7102932.SQ.FTS.B , Zero Cpn , 4/11/25 ... 2,414 1,697
7105121.SQ.FTS.B , Zero Cpn , 4/12/25 ... 4,020 3,775
7105271.SQ.FTS.B , Zero Cpn , 4/12/25 ... 1,500 893
7105293.SQ.FTS.B , Zero Cpn , 4/12/25 ... 806 790
7105455.SQ.FTS.B , Zero Cpn , 4/12/25 ... 18,132 17,351
7106350.SQ.FTS.B , Zero Cpn , 4/12/25 ... 596 552
7106370.SQ.FTS.B , Zero Cpn , 4/12/25 ... 209 206
7106451.SQ.FTS.B , Zero Cpn , 4/12/25 ... 12,270 10,799
7107269.SQ.FTS.B , Zero Cpn , 4/12/25 ... 2,618 2,518
7107331.SQ.FTS.B , Zero Cpn , 4/12/25 ... 138 136
7107343.SQ.FTS.B , Zero Cpn , 4/12/25 ... 3,105 2,990
7107406.SQ.FTS.B , Zero Cpn , 4/12/25 ... 4,931 4,824
7107539.SQ.FTS.B , Zero Cpn , 4/12/25 ... 34,470 30,705
7108215.SQ.FTS.B , Zero Cpn , 4/12/25 ... 4,658 4,544
7108350.SQ.FTS.B , Zero Cpn , 4/12/25 ... 2,916 2,648
7108477.SQ.FTS.B , Zero Cpn , 4/12/25 ... 835 804
7108783.SQ.FTS.B , Zero Cpn , 4/13/25 ... 1,552 1,417
7108839.SQ.FTS.B , Zero Cpn , 4/13/25 ... 9,146 8,104
7109108.SQ.FTS.B , Zero Cpn , 4/13/25 ... 11,700 11,443
7109927.SQ.FTS.B , Zero Cpn , 4/13/25 ... 8,573 3,451
7110102.SQ.FTS.B , Zero Cpn , 4/13/25 ... 4,551 4,364
7110287.SQ.FTS.B , Zero Cpn , 4/13/25 ... 2,992 2,936
7110433.SQ.FTS.B , Zero Cpn , 4/13/25 ... 19,497 19,329
7111816.SQ.FTS.B , Zero Cpn , 4/13/25 ... 3,243 3,199
7112026.SQ.FTS.B , Zero Cpn , 4/14/25 ... 474 470
7112255.SQ.FTS.B , Zero Cpn , 4/14/25 ... 2,398 882
7112304.SQ.FTS.B , Zero Cpn , 4/14/25 ... 7,783 7,589
7112626.SQ.FTS.B , Zero Cpn , 4/14/25 ... 1,831 1,768
7112706.SQ.FTS.B , Zero Cpn , 4/14/25 ... 2,464 2,410
7112817.SQ.FTS.B , Zero Cpn , 4/14/25 ... 2,127 1,877
7112878.SQ.FTS.B , Zero Cpn , 4/14/25 ... 15,027 14,210
7114191.SQ.FTS.B , Zero Cpn , 4/16/25 ... 4,758 4,614
7114730.SQ.FTS.B , Zero Cpn , 4/16/25 ... 9,097 8,562
7115331.SQ.FTS.B , Zero Cpn , 4/16/25 ... 1,073 660
7115405.SQ.FTS.B , Zero Cpn , 4/16/25 ... 35,457 31,665
7116512.SQ.FTS.B , Zero Cpn , 4/16/25 ... 3,121 3,009
7116655.SQ.FTS.B , Zero Cpn , 4/16/25 ... 3,148 3,075
7116789.SQ.FTS.B , Zero Cpn , 4/16/25 ... 5,819 5,685
Description
Principal
Amount Value
Block, Inc. (continued)
7116937.SQ.FTS.B , Zero Cpn , 4/16/25 ... $ 799 $ 516
7117157.SQ.FTS.B , Zero Cpn , 4/16/25 ... 1,020 987
7117174.SQ.FTS.B , Zero Cpn , 4/16/25 ... 1,671 1,648
7117443.SQ.FTS.B , Zero Cpn , 4/16/25 ... 1,084 1,041
7117675.SQ.FTS.B , Zero Cpn , 4/17/25 ... 893 868
7117730.SQ.FTS.B , Zero Cpn , 4/17/25 ... 4,861 4,729
7118029.SQ.FTS.B , Zero Cpn , 4/17/25 ... 2,685 2,626
7118779.SQ.FTS.B , Zero Cpn , 4/17/25 ... 3,524 3,419
7118920.SQ.FTS.B , Zero Cpn , 4/17/25 ... 3,792 3,490
7118984.SQ.FTS.B , Zero Cpn , 4/17/25 ... 1,289 1,270
7119041.SQ.FTS.B , Zero Cpn , 4/17/25 ... 1,778 1,732
7119074.SQ.FTS.B , Zero Cpn , 4/17/25 ... 3,457 2,864
7120098.SQ.FTS.B , Zero Cpn , 4/17/25 ... 730 678
7120119.SQ.FTS.B , Zero Cpn , 4/17/25 ... 12,932 12,555
7120693.SQ.FTS.B , Zero Cpn , 4/17/25 ... 7,131 6,849
7120877.SQ.FTS.B , Zero Cpn , 4/17/25 ... 11,352 10,682
7121272.SQ.FTS.B , Zero Cpn , 4/17/25 ... 2,956 2,296
7121339.SQ.FTS.B , Zero Cpn , 4/17/25 ... 1,069 1,044
7121521.SQ.FTS.B , Zero Cpn , 4/18/25 ... 6,277 6,024
7121775.SQ.FTS.B , Zero Cpn , 4/18/25 ... 12,507 11,740
7122345.SQ.FTS.B , Zero Cpn , 4/18/25 ... 541 515
7122434.SQ.FTS.B , Zero Cpn , 4/18/25 ... 1,228 1,102
7122509.SQ.FTS.B , Zero Cpn , 4/18/25 ... 3,100 3,029
7122628.SQ.FTS.B , Zero Cpn , 4/18/25 ... 4,824 4,716
7123005.SQ.FTS.B , Zero Cpn , 4/18/25 ... 5,932 5,859
7123229.SQ.FTS.B , Zero Cpn , 4/18/25 ... 535 532
7123343.SQ.FTS.B , Zero Cpn , 4/18/25 ... 12,594 11,014
7123668.SQ.FTS.B , Zero Cpn , 4/18/25 ... 7,742 7,499
7124218.SQ.FTS.B , Zero Cpn , 4/18/25 ... 817 790
7124312.SQ.FTS.B , Zero Cpn , 4/18/25 ... 14,137 13,871
7125266.SQ.FTS.B , Zero Cpn , 4/18/25 ... 940 914
7125329.SQ.FTS.B , Zero Cpn , 4/18/25 ... 2,282 1,775
7126005.SQ.FTS.B , Zero Cpn , 4/18/25 ... 3,795 3,682
7128413.SQ.FTS.B , Zero Cpn , 4/19/25 ... 3,313 3,144
7128581.SQ.FTS.B , Zero Cpn , 4/19/25 ... 19,635 19,129
7132177.SQ.FTS.B , Zero Cpn , 4/19/25 ... 7,496 7,173
7132689.SQ.FTS.B , Zero Cpn , 4/19/25 ... 9,349 9,191
7133436.SQ.FTS.B , Zero Cpn , 4/19/25 ... 186 181
7133482.SQ.FTS.B , Zero Cpn , 4/19/25 ... 5,873 5,727
7133911.SQ.FTS.B , Zero Cpn , 4/19/25 ... 2,346 2,251
7134111.SQ.FTS.B , Zero Cpn , 4/19/25 ... 5,034 4,895
7134421.SQ.FTS.B , Zero Cpn , 4/19/25 ... 4,698 4,557
7134716.SQ.FTS.B , Zero Cpn , 4/19/25 ... 8,630 8,126
7134885.SQ.FTS.B , Zero Cpn , 4/19/25 ... 1,233 1,206
7134939.SQ.FTS.B , Zero Cpn , 4/19/25 ... 9,292 8,344
7135119.SQ.FTS.B , Zero Cpn , 4/19/25 ... 898 810
7135140.SQ.FTS.B , Zero Cpn , 4/19/25 ... 6,870 6,790
7135572.SQ.FTS.B , Zero Cpn , 4/19/25 ... 3,636 3,510
7135856.SQ.FTS.B , Zero Cpn , 4/20/25 ... 14,376 13,337
7136509.SQ.FTS.B , Zero Cpn , 4/20/25 ... 16,063 11,540
7137083.SQ.FTS.B , Zero Cpn , 4/20/25 ... 1,795 1,775
7137247.SQ.FTS.B , Zero Cpn , 4/20/25 ... 1,796 1,775
7137611.SQ.FTS.B , Zero Cpn , 4/20/25 ... 14,881 14,552
7138552.SQ.FTS.B , Zero Cpn , 4/20/25 ... 11,942 11,729
7139071.SQ.FTS.B , Zero Cpn , 4/20/25 ... 35,421 33,982
7141030.SQ.FTS.B , Zero Cpn , 4/20/25 ... 784 779
7141454.SQ.FTS.B , Zero Cpn , 4/21/25 ... 2,522 2,475
7141663.SQ.FTS.B , Zero Cpn , 4/21/25 ... 1,940 1,827

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7141745.SQ.FTS.B , Zero Cpn , 4/21/25 ... $ 4,258 $ 4,157
7141925.SQ.FTS.B , Zero Cpn , 4/21/25 ... 18,263 11,721
7142834.SQ.FTS.B , Zero Cpn , 4/22/25 ... 2,361 2,239
7142919.SQ.FTS.B , Zero Cpn , 4/22/25 ... 1,734 1,427
7142960.SQ.FTS.B , Zero Cpn , 4/22/25 ... 8,984 8,721
7143739.SQ.FTS.B , Zero Cpn , 4/23/25 ... 1,596 1,575
7143843.SQ.FTS.B , Zero Cpn , 4/23/25 ... 1,892 1,500
7144234.SQ.FTS.B , Zero Cpn , 4/23/25 ... 3,726 3,678
7144806.SQ.FTS.B , Zero Cpn , 4/23/25 ... 1,643 1,185
7145862.SQ.FTS.B , Zero Cpn , 4/23/25 ... 15,935 15,752
7146804.SQ.FTS.B , Zero Cpn , 4/23/25 ... 2,320 2,281
7146992.SQ.FTS.B , Zero Cpn , 4/23/25 ... 3,841 3,779
7147233.SQ.FTS.B , Zero Cpn , 4/23/25 ... 876 714
7147279.SQ.FTS.B , Zero Cpn , 4/23/25 ... 10,015 7,074
7147597.SQ.FTS.B , Zero Cpn , 4/23/25 ... 1,988 1,360
7147952.SQ.FTS.B , Zero Cpn , 4/24/25 ... 1,501 1,477
7148314.SQ.FTS.B , Zero Cpn , 4/24/25 ... 1,065 1,043
7148524.SQ.FTS.B , Zero Cpn , 4/24/25 ... 13,000 12,480
7148927.SQ.FTS.B , Zero Cpn , 4/24/25 ... 934 903
7148960.SQ.FTS.B , Zero Cpn , 4/24/25 ... 4,747 4,546
7149069.SQ.FTS.B , Zero Cpn , 4/24/25 ... 6,764 6,497
7149252.SQ.FTS.B , Zero Cpn , 4/24/25 ... 2,494 1,839
7149510.SQ.FTS.B , Zero Cpn , 4/24/25 ... 2,433 2,352
7149585.SQ.FTS.B , Zero Cpn , 4/24/25 ... 1,048 954
7149622.SQ.FTS.B , Zero Cpn , 4/24/25 ... 1,090 1,054
7149658.SQ.FTS.B , Zero Cpn , 4/24/25 ... 4,976 4,502
7149774.SQ.FTS.B , Zero Cpn , 4/24/25 ... 5,112 4,977
7149920.SQ.FTS.B , Zero Cpn , 4/24/25 ... 564 548
7149937.SQ.FTS.B , Zero Cpn , 4/24/25 ... 2,647 2,590
7150018.SQ.FTS.B , Zero Cpn , 4/24/25 ... 2,696 1,960
7150045.SQ.FTS.B , Zero Cpn , 4/24/25 ... 5,037 4,912
7150158.SQ.FTS.B , Zero Cpn , 4/24/25 ... 2,672 2,630
7150613.SQ.FTS.B , Zero Cpn , 4/24/25 ... 2,475 2,423
7150727.SQ.FTS.B , Zero Cpn , 4/24/25 ... 6,346 6,144
7150936.SQ.FTS.B , Zero Cpn , 4/24/25 ... 1,346 1,330
7151035.SQ.FTS.B , Zero Cpn , 4/24/25 ... 1,149 1,071
7151063.SQ.FTS.B , Zero Cpn , 4/24/25 ... 1,063 949
7151096.SQ.FTS.B , Zero Cpn , 4/24/25 ... 57 57
7151518.SQ.FTS.B , Zero Cpn , 4/25/25 ... 3,527 3,444
7151772.SQ.FTS.B , Zero Cpn , 4/25/25 ... 1,383 1,343
7151927.SQ.FTS.B , Zero Cpn , 4/25/25 ... 3,932 3,840
7152311.SQ.FTS.B , Zero Cpn , 4/25/25 ... 4,750 4,641
7152548.SQ.FTS.B , Zero Cpn , 4/25/25 ... 1,021 1,009
7152650.SQ.FTS.B , Zero Cpn , 4/25/25 ... 735 614
7152674.SQ.FTS.B , Zero Cpn , 4/25/25 ... 27,581 26,563
7153920.SQ.FTS.B , Zero Cpn , 4/25/25 ... 27,277 22,498
7154615.SQ.FTS.B , Zero Cpn , 4/25/25 ... 3,371 3,226
7154719.SQ.FTS.B , Zero Cpn , 4/25/25 ... 6,577 4,047
7156861.SQ.FTS.B , Zero Cpn , 4/26/25 ... 4,126 4,069
7157024.SQ.FTS.B , Zero Cpn , 4/26/25 ... 1,075 1,011
7157392.SQ.FTS.B , Zero Cpn , 4/26/25 ... 285 204
7157411.SQ.FTS.B , Zero Cpn , 4/26/25 ... 2,713 2,682
7157658.SQ.FTS.B , Zero Cpn , 4/26/25 ... 4,257 4,173
7157788.SQ.FTS.B , Zero Cpn , 4/26/25 ... 1,787 1,066
7157899.SQ.FTS.B , Zero Cpn , 4/26/25 ... 6,196 5,868
7157975.SQ.FTS.B , Zero Cpn , 4/26/25 ... 4,177 3,762
7158066.SQ.FTS.B , Zero Cpn , 4/26/25 ... 8,684 6,146
7158189.SQ.FTS.B , Zero Cpn , 4/26/25 ... 2,385 1,237
Description
Principal
Amount Value
Block, Inc. (continued)
7158286.SQ.FTS.B , Zero Cpn , 4/26/25 ... $ 3,885 $ 3,825
7158353.SQ.FTS.B , Zero Cpn , 4/26/25 ... 23,473 22,571
7159530.SQ.FTS.B , Zero Cpn , 4/26/25 ... 14,567 14,076
7160007.SQ.FTS.B , Zero Cpn , 4/26/25 ... 6,674 4,809
7160263.SQ.FTS.B , Zero Cpn , 4/26/25 ... 1,416 595
7160682.SQ.FTS.B , Zero Cpn , 4/26/25 ... 1,411 1,132
7160721.SQ.FTS.B , Zero Cpn , 4/27/25 ... 2,113 2,073
7160797.SQ.FTS.B , Zero Cpn , 4/27/25 ... 40,338 36,410
7162257.SQ.FTS.B , Zero Cpn , 4/27/25 ... 3,675 3,534
7162767.SQ.FTS.B , Zero Cpn , 4/27/25 ... 23,482 22,764
7163217.SQ.FTS.B , Zero Cpn , 4/27/25 ... 1,189 764
7163242.SQ.FTS.B , Zero Cpn , 4/27/25 ... 3,494 3,395
7163307.SQ.FTS.B , Zero Cpn , 4/27/25 ... 79 77
7163317.SQ.FTS.B , Zero Cpn , 4/27/25 ... 5,011 4,959
7163642.SQ.FTS.B , Zero Cpn , 4/27/25 ... 7,736 7,513
7163900.SQ.FTS.B , Zero Cpn , 4/27/25 ... 6,805 4,885
7164006.SQ.FTS.B , Zero Cpn , 4/27/25 ... 877 841
7164020.SQ.FTS.B , Zero Cpn , 4/27/25 ... 1,707 1,580
7164038.SQ.FTS.B , Zero Cpn , 4/27/25 ... 4,973 4,492
7164127.SQ.FTS.B , Zero Cpn , 4/27/25 ... 2,339 2,235
7164193.SQ.FTS.B , Zero Cpn , 4/28/25 ... 5,624 3,913
7164275.SQ.FTS.B , Zero Cpn , 4/28/25 ... 10,388 10,105
7164635.SQ.FTS.B , Zero Cpn , 4/28/25 ... 5,800 5,621
7165289.SQ.FTS.B , Zero Cpn , 4/29/25 ... 1,722 1,617
7165357.SQ.FTS.B , Zero Cpn , 4/29/25 ... 610 605
7165413.SQ.FTS.B , Zero Cpn , 4/29/25 ... 519 510
7165454.SQ.FTS.B , Zero Cpn , 4/29/25 ... 13,113 12,696
7165931.SQ.FTS.B , Zero Cpn , 4/29/25 ... 1,875 1,683
7165983.SQ.FTS.B , Zero Cpn , 4/29/25 ... 1,987 1,674
7166301.SQ.FTS.B , Zero Cpn , 4/30/25 ... 760 749
7166369.SQ.FTS.B , Zero Cpn , 4/30/25 ... 2,398 2,344
7166628.SQ.FTS.B , Zero Cpn , 4/30/25 ... 229 226
7166695.SQ.FTS.B , Zero Cpn , 4/30/25 ... 5,306 3,548
7166982.SQ.FTS.B , Zero Cpn , 4/30/25 ... 7,379 7,011
7167449.SQ.FTS.B , Zero Cpn , 4/30/25 ... 9,048 8,837
7167935.SQ.FTS.B , Zero Cpn , 4/30/25 ... 3,697 3,583
7168044.SQ.FTS.B , Zero Cpn , 4/30/25 ... 2,096 674
7168083.SQ.FTS.B , Zero Cpn , 4/30/25 ... 2,777 2,683
7168326.SQ.FTS.B , Zero Cpn , 4/30/25 ... 3,801 2,630
7168459.SQ.FTS.B , Zero Cpn , 4/30/25 ... 6,470 5,981
7168779.SQ.FTS.B , Zero Cpn , 4/30/25 ... 884 870
7168846.SQ.FTS.B , Zero Cpn , 4/30/25 ... 6,710 5,455
7169229.SQ.FTS.B , Zero Cpn , 4/30/25 ... 11,230 9,543
7169700.SQ.FTS.B , Zero Cpn , 4/30/25 ... 2,257 1,503
7169773.SQ.FTS.B , Zero Cpn , 4/30/25 ... 3,380 3,236
7169949.SQ.FTS.B , Zero Cpn , 4/30/25 ... 4,180 3,967
7170225.SQ.FTS.B , Zero Cpn , 4/30/25 ... 5,182 5,037
7170364.SQ.FTS.B , Zero Cpn , 4/30/25 ... 9,094 8,813
7170714.SQ.FTS.B , Zero Cpn , 4/30/25 ... 4,469 4,151
7170825.SQ.FTS.B , Zero Cpn , 4/30/25 ... 2,829 2,766
7171046.SQ.FTS.B , Zero Cpn , 4/30/25 ... 637 611
7171112.SQ.FTS.B , Zero Cpn , 4/30/25 ... 2,225 2,182
7171260.SQ.FTS.B , Zero Cpn , 4/30/25 ... 3,880 3,784
7171387.SQ.FTS.B , Zero Cpn , 4/30/25 ... 3,046 2,988
7171666.SQ.FTS.B , Zero Cpn , 4/30/25 ... 9,337 8,379
7171906.SQ.FTS.B , Zero Cpn , 4/30/25 ... 2,500 2,347
7172060.SQ.FTS.B , Zero Cpn , 4/30/25 ... 5,553 5,316
7172194.SQ.FTS.B , Zero Cpn , 4/30/25 ... 11,076 10,727

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7172526.SQ.FTS.B , Zero Cpn , 4/30/25 ... $ 7,961 $ 4,393
7172648.SQ.FTS.B , Zero Cpn , 4/30/25 ... 4,337 4,279
7172795.SQ.FTS.B , Zero Cpn , 4/30/25 ... 24,889 23,663
7173268.SQ.FTS.B , Zero Cpn , 4/30/25 ... 9,419 9,128
7173852.SQ.FTS.B , Zero Cpn , 5/01/25 ... 614 600
7173881.SQ.FTS.B , Zero Cpn , 5/01/25 ... 3,091 2,881
7173920.SQ.FTS.B , Zero Cpn , 5/01/25 ... 2,765 2,643
7174037.SQ.FTS.B , Zero Cpn , 5/01/25 ... 4,265 4,084
7174316.SQ.FTS.B , Zero Cpn , 5/01/25 ... 14,007 12,577
7174829.SQ.FTS.B , Zero Cpn , 5/01/25 ... 2,939 2,842
7174940.SQ.FTS.B , Zero Cpn , 5/01/25 ... 8,982 6,578
7175176.SQ.FTS.B , Zero Cpn , 5/01/25 ... 16,181 15,393
7175613.SQ.FTS.B , Zero Cpn , 5/01/25 ... 553 543
7175727.SQ.FTS.B , Zero Cpn , 5/01/25 ... 50,708 40,064
7176634.SQ.FTS.B , Zero Cpn , 5/01/25 ... 1,458 556
7176646.SQ.FTS.B , Zero Cpn , 5/01/25 ... 1,231 269
7176724.SQ.FTS.B , Zero Cpn , 5/01/25 ... 1,728 1,679
7176769.SQ.FTS.B , Zero Cpn , 5/01/25 ... 4,160 4,068
7176869.SQ.FTS.B , Zero Cpn , 5/01/25 ... 1,477 1,443
7176909.SQ.FTS.B , Zero Cpn , 5/01/25 ... 443 440
7176979.SQ.FTS.B , Zero Cpn , 5/01/25 ... 1,926 1,867
7177033.SQ.FTS.B , Zero Cpn , 5/01/25 ... 244 237
7177097.SQ.FTS.B , Zero Cpn , 5/01/25 ... 7,682 7,447
7179247.SQ.FTS.B , Zero Cpn , 5/02/25 ... 2,324 1,470
7179318.SQ.FTS.B , Zero Cpn , 5/02/25 ... 15,272 14,210
7179631.SQ.FTS.B , Zero Cpn , 5/02/25 ... 3,157 3,084
7179825.SQ.FTS.B , Zero Cpn , 5/02/25 ... 4,849 4,028
7180029.SQ.FTS.B , Zero Cpn , 5/02/25 ... 2,612 2,555
7180140.SQ.FTS.B , Zero Cpn , 5/02/25 ... 703 571
7180158.SQ.FTS.B , Zero Cpn , 5/02/25 ... 1,152 1,095
7180190.SQ.FTS.B , Zero Cpn , 5/02/25 ... 1,100 1,065
7180217.SQ.FTS.B , Zero Cpn , 5/02/25 ... 8,736 8,196
7180390.SQ.FTS.B , Zero Cpn , 5/02/25 ... 5,192 5,026
7180490.SQ.FTS.B , Zero Cpn , 5/02/25 ... 2,274 2,225
7180531.SQ.FTS.B , Zero Cpn , 5/02/25 ... 1,185 1,149
7180645.SQ.FTS.B , Zero Cpn , 5/02/25 ... 8,937 8,551
7180768.SQ.FTS.B , Zero Cpn , 5/02/25 ... 1,516 1,491
7180807.SQ.FTS.B , Zero Cpn , 5/02/25 ... 6,257 5,578
7180850.SQ.FTS.B , Zero Cpn , 5/02/25 ... 2,462 2,315
7180897.SQ.FTS.B , Zero Cpn , 5/02/25 ... 26,593 24,317
7182975.SQ.FTS.B , Zero Cpn , 5/02/25 ... 4,562 4,467
7183216.SQ.FTS.B , Zero Cpn , 5/02/25 ... 1,025 1,003
7183251.SQ.FTS.B , Zero Cpn , 5/02/25 ... 2,147 2,121
7183311.SQ.FTS.B , Zero Cpn , 5/02/25 ... 3,826 2,950
7183657.SQ.FTS.B , Zero Cpn , 5/02/25 ... 1,426 836
7183698.SQ.FTS.B , Zero Cpn , 5/02/25 ... 6,172 5,979
7184625.SQ.FTS.B , Zero Cpn , 5/03/25 ... 4,954 3,665
7184791.SQ.FTS.B , Zero Cpn , 5/03/25 ... 5,311 5,213
7185053.SQ.FTS.B , Zero Cpn , 5/03/25 ... 8,264 8,038
7185255.SQ.FTS.B , Zero Cpn , 5/03/25 ... 4,640 4,447
7185353.SQ.FTS.B , Zero Cpn , 5/03/25 ... 6,878 5,834
7185470.SQ.FTS.B , Zero Cpn , 5/03/25 ... 9,272 8,979
7185698.SQ.FTS.B , Zero Cpn , 5/03/25 ... 1,973 1,937
7186707.SQ.FTS.B , Zero Cpn , 5/03/25 ... 8,960 8,690
7187026.SQ.FTS.B , Zero Cpn , 5/03/25 ... 948 918
7187041.SQ.FTS.B , Zero Cpn , 5/03/25 ... 3,278 3,231
7187279.SQ.FTS.B , Zero Cpn , 5/03/25 ... 1,202 1,154
7187317.SQ.FTS.B , Zero Cpn , 5/03/25 ... 1,688 1,624
Description
Principal
Amount Value
Block, Inc. (continued)
7187368.SQ.FTS.B , Zero Cpn , 5/03/25 ... $ 3,513 $ 3,405
7187560.SQ.FTS.B , Zero Cpn , 5/03/25 ... 1,052 999
7187697.SQ.FTS.B , Zero Cpn , 5/04/25 ... 3,631 3,549
7187956.SQ.FTS.B , Zero Cpn , 5/04/25 ... 9,848 8,939
7188275.SQ.FTS.B , Zero Cpn , 5/04/25 ... 633 603
7188313.SQ.FTS.B , Zero Cpn , 5/04/25 ... 5,146 3,573
7188578.SQ.FTS.B , Zero Cpn , 5/05/25 ... 1,464 1,291
7188629.SQ.FTS.B , Zero Cpn , 5/05/25 ... 10,851 10,381
7189016.SQ.FTS.B , Zero Cpn , 5/05/25 ... 3,697 3,580
7189152.SQ.FTS.B , Zero Cpn , 5/05/25 ... 12,843 12,590
7191768.SQ.FTS.B , Zero Cpn , 5/06/25 ... 3,796 3,695
7191961.SQ.FTS.B , Zero Cpn , 5/06/25 ... 474 367
7192014.SQ.FTS.B , Zero Cpn , 5/06/25 ... 9,026 7,685
7192198.SQ.FTS.B , Zero Cpn , 5/06/25 ... 838 753
7192212.SQ.FTS.B , Zero Cpn , 5/06/25 ... 957 937
7192262.SQ.FTS.B , Zero Cpn , 5/06/25 ... 10,649 10,561
7193075.SQ.FTS.B , Zero Cpn , 5/06/25 ... 5,702 5,531
7193339.SQ.FTS.B , Zero Cpn , 5/06/25 ... 478 468
7193389.SQ.FTS.B , Zero Cpn , 5/06/25 ... 1,107 1,077
7193450.SQ.FTS.B , Zero Cpn , 5/06/25 ... 2,063 1,959
7193495.SQ.FTS.B , Zero Cpn , 5/06/25 ... 2,700 2,639
7193633.SQ.FTS.B , Zero Cpn , 5/06/25 ... 228 226
7193680.SQ.FTS.B , Zero Cpn , 5/06/25 ... 5,216 5,003
7193859.SQ.FTS.B , Zero Cpn , 5/06/25 ... 351 346
7193922.SQ.FTS.B , Zero Cpn , 5/07/25 ... 3,819 3,600
7194026.SQ.FTS.B , Zero Cpn , 5/07/25 ... 703 698
7194337.SQ.FTS.B , Zero Cpn , 5/07/25 ... 11,436 11,132
7195186.SQ.FTS.B , Zero Cpn , 5/07/25 ... 735 718
7195210.SQ.FTS.B , Zero Cpn , 5/07/25 ... 1,607 1,577
7195692.SQ.FTS.B , Zero Cpn , 5/07/25 ... 816 790
7195724.SQ.FTS.B , Zero Cpn , 5/07/25 ... 429 385
7195729.SQ.FTS.B , Zero Cpn , 5/07/25 ... 11,781 11,496
7196096.SQ.FTS.B , Zero Cpn , 5/07/25 ... 8,216 4,439
7196183.SQ.FTS.B , Zero Cpn , 5/07/25 ... 26,589 25,832
7196710.SQ.FTS.B , Zero Cpn , 5/07/25 ... 732 718
7196728.SQ.FTS.B , Zero Cpn , 5/07/25 ... 1,848 1,811
7196820.SQ.FTS.B , Zero Cpn , 5/07/25 ... 6,060 5,817
7196917.SQ.FTS.B , Zero Cpn , 5/07/25 ... 2,628 2,555
7196964.SQ.FTS.B , Zero Cpn , 5/07/25 ... 16,966 16,440
7197418.SQ.FTS.B , Zero Cpn , 5/07/25 ... 7,941 7,483
7197654.SQ.FTS.B , Zero Cpn , 5/08/25 ... 9,648 9,321
7198081.SQ.FTS.B , Zero Cpn , 5/08/25 ... 2,330 2,277
7198156.SQ.FTS.B , Zero Cpn , 5/08/25 ... 1,291 1,209
7198200.SQ.FTS.B , Zero Cpn , 5/08/25 ... 3,664 3,247
7198306.SQ.FTS.B , Zero Cpn , 5/08/25 ... 2,064 1,996
7198381.SQ.FTS.B , Zero Cpn , 5/08/25 ... 1,790 1,769
7198513.SQ.FTS.B , Zero Cpn , 5/08/25 ... 9,994 9,744
7199028.SQ.FTS.B , Zero Cpn , 5/08/25 ... 6,199 6,003
7199219.SQ.FTS.B , Zero Cpn , 5/08/25 ... 9,490 8,587
7199944.SQ.FTS.B , Zero Cpn , 5/08/25 ... 987 955
7200301.SQ.FTS.B , Zero Cpn , 5/08/25 ... 2,000 1,973
7200532.SQ.FTS.B , Zero Cpn , 5/08/25 ... 7,061 6,351
7200680.SQ.FTS.B , Zero Cpn , 5/08/25 ... 1,031 997
7200870.SQ.FTS.B , Zero Cpn , 5/08/25 ... 3,315 3,252
7200991.SQ.FTS.B , Zero Cpn , 5/08/25 ... 1,528 1,499
7201024.SQ.FTS.B , Zero Cpn , 5/08/25 ... 1,641 1,601
7201085.SQ.FTS.B , Zero Cpn , 5/08/25 ... 1,946 1,860
7203214.SQ.FTS.B , Zero Cpn , 5/09/25 ... 12,151 9,144

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7203388.SQ.FTS.B , Zero Cpn , 5/09/25 ... $ 1,616 $ 1,439
7203427.SQ.FTS.B , Zero Cpn , 5/09/25 ... 450 442
7203545.SQ.FTS.B , Zero Cpn , 5/09/25 ... 2,904 2,825
7203631.SQ.FTS.B , Zero Cpn , 5/09/25 ... 3,083 2,196
7203681.SQ.FTS.B , Zero Cpn , 5/09/25 ... 9,696 9,403
7204614.SQ.FTS.B , Zero Cpn , 5/09/25 ... 3,537 3,279
7204733.SQ.FTS.B , Zero Cpn , 5/09/25 ... 10,149 9,815
7204933.SQ.FTS.B , Zero Cpn , 5/09/25 ... 381 246
7205008.SQ.FTS.B , Zero Cpn , 5/09/25 ... 11,973 11,602
7205291.SQ.FTS.B , Zero Cpn , 5/09/25 ... 9,738 9,463
7205656.SQ.FTS.B , Zero Cpn , 5/09/25 ... 1,328 1,186
7205704.SQ.FTS.B , Zero Cpn , 5/09/25 ... 101 100
7205744.SQ.FTS.B , Zero Cpn , 5/09/25 ... 1,461 1,444
7206057.SQ.FTS.B , Zero Cpn , 5/09/25 ... 3,397 3,302
7206160.SQ.FTS.B , Zero Cpn , 5/09/25 ... 12,329 7,045
7206450.SQ.FTS.B , Zero Cpn , 5/09/25 ... 2,918 2,190
7206523.SQ.FTS.B , Zero Cpn , 5/09/25 ... 23,402 22,431
7207123.SQ.FTS.B , Zero Cpn , 5/09/25 ... 5,169 5,030
7208077.SQ.FTS.B , Zero Cpn , 5/10/25 ... 51,163 49,896
7209921.SQ.FTS.B , Zero Cpn , 5/10/25 ... 943 928
7210042.SQ.FTS.B , Zero Cpn , 5/10/25 ... 500 494
7210072.SQ.FTS.B , Zero Cpn , 5/10/25 ... 1,321 1,267
7210101.SQ.FTS.B , Zero Cpn , 5/10/25 ... 3,142 3,083
7210220.SQ.FTS.B , Zero Cpn , 5/10/25 ... 4,684 4,525
7210297.SQ.FTS.B , Zero Cpn , 5/10/25 ... 2,842 2,758
7210379.SQ.FTS.B , Zero Cpn , 5/10/25 ... 1,799 1,600
7210410.SQ.FTS.B , Zero Cpn , 5/10/25 ... 1,307 1,290
7210480.SQ.FTS.B , Zero Cpn , 5/10/25 ... 1,356 972
7210517.SQ.FTS.B , Zero Cpn , 5/10/25 ... 918 865
7210558.SQ.FTS.B , Zero Cpn , 5/10/25 ... 12,198 10,912
7211228.SQ.FTS.B , Zero Cpn , 5/11/25 ... 446 397
7211292.SQ.FTS.B , Zero Cpn , 5/11/25 ... 851 835
7211696.SQ.FTS.B , Zero Cpn , 5/11/25 ... 815 580
7211740.SQ.FTS.B , Zero Cpn , 5/11/25 ... 7,008 6,824
7212016.SQ.FTS.B , Zero Cpn , 5/12/25 ... 2,001 1,779
7212092.SQ.FTS.B , Zero Cpn , 5/12/25 ... 5,751 5,419
7212299.SQ.FTS.B , Zero Cpn , 5/12/25 ... 1,329 1,267
7212387.SQ.FTS.B , Zero Cpn , 5/12/25 ... 6,702 6,533
7212641.SQ.FTS.B , Zero Cpn , 5/12/25 ... 3,206 3,073
7212928.SQ.FTS.B , Zero Cpn , 5/13/25 ... 7,856 7,685
7213877.SQ.FTS.B , Zero Cpn , 5/13/25 ... 846 811
7213917.SQ.FTS.B , Zero Cpn , 5/13/25 ... 1,386 1,349
7213980.SQ.FTS.B , Zero Cpn , 5/13/25 ... 1,013 965
7214032.SQ.FTS.B , Zero Cpn , 5/13/25 ... 236 223
7214998.SQ.FTS.B , Zero Cpn , 5/13/25 ... 1,286 1,265
7215055.SQ.FTS.B , Zero Cpn , 5/13/25 ... 481 466
7215122.SQ.FTS.B , Zero Cpn , 5/13/25 ... 4,518 3,728
7215237.SQ.FTS.B , Zero Cpn , 5/13/25 ... 2,325 2,170
7215280.SQ.FTS.B , Zero Cpn , 5/13/25 ... 796 775
7215305.SQ.FTS.B , Zero Cpn , 5/13/25 ... 10,375 10,201
7215743.SQ.FTS.B , Zero Cpn , 5/13/25 ... 808 765
7215775.SQ.FTS.B , Zero Cpn , 5/13/25 ... 1,231 1,098
7215803.SQ.FTS.B , Zero Cpn , 5/13/25 ... 3,887 3,758
7215930.SQ.FTS.B , Zero Cpn , 5/13/25 ... 14,074 11,019
7216267.SQ.FTS.B , Zero Cpn , 5/13/25 ... 5,481 5,314
7216451.SQ.FTS.B , Zero Cpn , 5/13/25 ... 921 889
7216486.SQ.FTS.B , Zero Cpn , 5/13/25 ... 6,754 5,773
7216987.SQ.FTS.B , Zero Cpn , 5/14/25 ... 422 401
Description
Principal
Amount Value
Block, Inc. (continued)
7217017.SQ.FTS.B , Zero Cpn , 5/14/25 ... $ 1,096 $ 726
7217040.SQ.FTS.B , Zero Cpn , 5/14/25 ... 21,923 21,589
7218216.SQ.FTS.B , Zero Cpn , 5/14/25 ... 590 558
7218241.SQ.FTS.B , Zero Cpn , 5/14/25 ... 11,075 10,911
7218589.SQ.FTS.B , Zero Cpn , 5/14/25 ... 1,141 1,051
7218608.SQ.FTS.B , Zero Cpn , 5/14/25 ... 4,501 4,347
7218697.SQ.FTS.B , Zero Cpn , 5/14/25 ... 11,914 11,502
7218862.SQ.FTS.B , Zero Cpn , 5/14/25 ... 5,221 4,061
7218894.SQ.FTS.B , Zero Cpn , 5/14/25 ... 2,236 2,212
7218944.SQ.FTS.B , Zero Cpn , 5/14/25 ... 25,632 24,841
7220144.SQ.FTS.B , Zero Cpn , 5/14/25 ... 1,909 1,870
7220210.SQ.FTS.B , Zero Cpn , 5/14/25 ... 10,165 9,887
7220530.SQ.FTS.B , Zero Cpn , 5/14/25 ... 384 377
7220659.SQ.FTS.B , Zero Cpn , 5/14/25 ... 3,158 2,865
7220748.SQ.FTS.B , Zero Cpn , 5/14/25 ... 1,445 1,375
7220791.SQ.FTS.B , Zero Cpn , 5/14/25 ... 633 551
7220938.SQ.FTS.B , Zero Cpn , 5/15/25 ... 15,445 15,047
7221589.SQ.FTS.B , Zero Cpn , 5/15/25 ... 6,397 5,754
7221721.SQ.FTS.B , Zero Cpn , 5/15/25 ... 7,120 5,104
7222451.SQ.FTS.B , Zero Cpn , 5/15/25 ... 10,080 5,450
7222748.SQ.FTS.B , Zero Cpn , 5/15/25 ... 29,223 28,337
7223565.SQ.FTS.B , Zero Cpn , 5/15/25 ... 20,083 19,695
7224254.SQ.FTS.B , Zero Cpn , 5/15/25 ... 9,446 6,441
7224451.SQ.FTS.B , Zero Cpn , 5/15/25 ... 2,276 2,217
7226970.SQ.FTS.B , Zero Cpn , 5/16/25 ... 2,445 2,358
7227987.SQ.FTS.B , Zero Cpn , 5/16/25 ... 3,092 2,910
7228147.SQ.FTS.B , Zero Cpn , 5/16/25 ... 1,571 1,518
7228255.SQ.FTS.B , Zero Cpn , 5/16/25 ... 4,517 4,261
7228516.SQ.FTS.B , Zero Cpn , 5/16/25 ... 1,716 1,645
7229528.SQ.FTS.B , Zero Cpn , 5/16/25 ... 3,701 3,372
7229579.SQ.FTS.B , Zero Cpn , 5/16/25 ... 1,085 1,026
7229627.SQ.FTS.B , Zero Cpn , 5/16/25 ... 1,224 1,187
7229674.SQ.FTS.B , Zero Cpn , 5/16/25 ... 2,439 2,385
7229840.SQ.FTS.B , Zero Cpn , 5/16/25 ... 6,954 6,799
7229967.SQ.FTS.B , Zero Cpn , 5/16/25 ... 2,388 2,337
7230002.SQ.FTS.B , Zero Cpn , 5/16/25 ... 20,412 19,913
7230277.SQ.FTS.B , Zero Cpn , 5/16/25 ... 352 342
7230282.SQ.FTS.B , Zero Cpn , 5/16/25 ... 27,664 26,869
7231209.SQ.FTS.B , Zero Cpn , 5/17/25 ... 5,864 5,776
7231848.SQ.FTS.B , Zero Cpn , 5/17/25 ... 2,736 2,680
7232027.SQ.FTS.B , Zero Cpn , 5/17/25 ... 863 849
7232102.SQ.FTS.B , Zero Cpn , 5/17/25 ... 16,883 13,665
7232720.SQ.FTS.B , Zero Cpn , 5/17/25 ... 1,422 1,351
7232784.SQ.FTS.B , Zero Cpn , 5/17/25 ... 2,486 1,653
7232841.SQ.FTS.B , Zero Cpn , 5/17/25 ... 5,322 5,202
7233028.SQ.FTS.B , Zero Cpn , 5/17/25 ... 867 822
7233095.SQ.FTS.B , Zero Cpn , 5/17/25 ... 4,704 4,567
7233166.SQ.FTS.B , Zero Cpn , 5/17/25 ... 897 447
7233181.SQ.FTS.B , Zero Cpn , 5/17/25 ... 31,202 30,282
7234142.SQ.FTS.B , Zero Cpn , 5/17/25 ... 2,865 2,739
7234193.SQ.FTS.B , Zero Cpn , 5/17/25 ... 2,301 2,244
7234270.SQ.FTS.B , Zero Cpn , 5/17/25 ... 13,872 13,479
7234706.SQ.FTS.B , Zero Cpn , 5/18/25 ... 3,061 2,806
7234781.SQ.FTS.B , Zero Cpn , 5/18/25 ... 1,764 1,710
7234817.SQ.FTS.B , Zero Cpn , 5/18/25 ... 4,713 4,638
7235006.SQ.FTS.B , Zero Cpn , 5/18/25 ... 1,504 1,450
7235049.SQ.FTS.B , Zero Cpn , 5/18/25 ... 3,661 3,502
7235145.SQ.FTS.B , Zero Cpn , 5/18/25 ... 20,605 13,114

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7235604.SQ.FTS.B , Zero Cpn , 5/19/25 ... $ 215 $ 208
7235614.SQ.FTS.B , Zero Cpn , 5/19/25 ... 2,882 2,833
7235756.SQ.FTS.B , Zero Cpn , 5/19/25 ... 3,800 3,745
7235913.SQ.FTS.B , Zero Cpn , 5/19/25 ... 6,057 5,873
7236217.SQ.FTS.B , Zero Cpn , 5/19/25 ... 3,786 3,695
7236330.SQ.FTS.B , Zero Cpn , 5/19/25 ... 1,494 1,451
7236389.SQ.FTS.B , Zero Cpn , 5/19/25 ... 877 828
7236424.SQ.FTS.B , Zero Cpn , 5/19/25 ... 5,889 5,562
7236825.SQ.FTS.B , Zero Cpn , 5/20/25 ... 525 520
7237008.SQ.FTS.B , Zero Cpn , 5/20/25 ... 3,828 3,751
7237806.SQ.FTS.B , Zero Cpn , 5/20/25 ... 2,500 2,292
7237918.SQ.FTS.B , Zero Cpn , 5/20/25 ... 19,259 18,201
7238927.SQ.FTS.B , Zero Cpn , 5/20/25 ... 3,842 3,788
7239160.SQ.FTS.B , Zero Cpn , 5/20/25 ... 9,335 9,079
7239403.SQ.FTS.B , Zero Cpn , 5/20/25 ... 3,020 2,381
7239574.SQ.FTS.B , Zero Cpn , 5/20/25 ... 4,509 4,112
7239815.SQ.FTS.B , Zero Cpn , 5/20/25 ... 2,705 2,550
7239881.SQ.FTS.B , Zero Cpn , 5/20/25 ... 10,222 9,866
7240196.SQ.FTS.B , Zero Cpn , 5/20/25 ... 3,584 3,480
7240312.SQ.FTS.B , Zero Cpn , 5/20/25 ... 853 781
7240493.SQ.FTS.B , Zero Cpn , 5/20/25 ... 2,092 1,687
7241895.SQ.FTS.B , Zero Cpn , 5/21/25 ... 2,595 2,525
7241973.SQ.FTS.B , Zero Cpn , 5/21/25 ... 3,072 2,903
7242128.SQ.FTS.B , Zero Cpn , 5/21/25 ... 3,424 3,364
7242205.SQ.FTS.B , Zero Cpn , 5/21/25 ... 5,531 5,369
7242328.SQ.FTS.B , Zero Cpn , 5/21/25 ... 1,224 1,045
7242370.SQ.FTS.B , Zero Cpn , 5/21/25 ... 2,245 2,146
7242435.SQ.FTS.B , Zero Cpn , 5/21/25 ... 34,124 32,926
7243236.SQ.FTS.B , Zero Cpn , 5/21/25 ... 8,746 4,902
7243308.SQ.FTS.B , Zero Cpn , 5/21/25 ... 2,467 2,406
7243413.SQ.FTS.B , Zero Cpn , 5/21/25 ... 2,404 1,880
7243437.SQ.FTS.B , Zero Cpn , 5/21/25 ... 26,010 25,344
7243786.SQ.FTS.B , Zero Cpn , 5/21/25 ... 13,447 11,806
7243864.SQ.FTS.B , Zero Cpn , 5/21/25 ... 3,667 3,587
7243973.SQ.FTS.B , Zero Cpn , 5/21/25 ... 2,576 2,488
7244026.SQ.FTS.B , Zero Cpn , 5/21/25 ... 11,947 11,656
7244247.SQ.FTS.B , Zero Cpn , 5/21/25 ... 3,433 3,219
7244368.SQ.FTS.B , Zero Cpn , 5/21/25 ... 1,373 874
7247480.SQ.FTS.B , Zero Cpn , 5/22/25 ... 5,880 4,974
7247605.SQ.FTS.B , Zero Cpn , 5/22/25 ... 1,856 1,152
7247634.SQ.FTS.B , Zero Cpn , 5/22/25 ... 1,050 1,038
7247708.SQ.FTS.B , Zero Cpn , 5/22/25 ... 2,235 2,170
7247809.SQ.FTS.B , Zero Cpn , 5/22/25 ... 2,098 2,052
7247949.SQ.FTS.B , Zero Cpn , 5/22/25 ... 701 694
7248038.SQ.FTS.B , Zero Cpn , 5/22/25 ... 22,386 21,456
7248743.SQ.FTS.B , Zero Cpn , 5/22/25 ... 12,028 11,597
7248915.SQ.FTS.B , Zero Cpn , 5/22/25 ... 796 791
7248961.SQ.FTS.B , Zero Cpn , 5/22/25 ... 1,390 1,313
7248975.SQ.FTS.B , Zero Cpn , 5/22/25 ... 2,426 2,030
7249031.SQ.FTS.B , Zero Cpn , 5/22/25 ... 7,932 7,822
7249242.SQ.FTS.B , Zero Cpn , 5/22/25 ... 8,460 7,435
7249354.SQ.FTS.B , Zero Cpn , 5/22/25 ... 1,141 1,070
7249396.SQ.FTS.B , Zero Cpn , 5/22/25 ... 604 596
7249427.SQ.FTS.B , Zero Cpn , 5/22/25 ... 385 376
7249485.SQ.FTS.B , Zero Cpn , 5/22/25 ... 2,396 2,246
7249518.SQ.FTS.B , Zero Cpn , 5/22/25 ... 2,027 1,125
7249529.SQ.FTS.B , Zero Cpn , 5/22/25 ... 10,580 9,496
7249679.SQ.FTS.B , Zero Cpn , 5/22/25 ... 1,256 979
Description
Principal
Amount Value
Block, Inc. (continued)
7249708.SQ.FTS.B , Zero Cpn , 5/22/25 ... $ 1,138 $ 1,114
7249940.SQ.FTS.B , Zero Cpn , 5/22/25 ... 5,078 4,616
7250673.SQ.FTS.B , Zero Cpn , 5/22/25 ... 1,423 1,389
7250948.SQ.FTS.B , Zero Cpn , 5/22/25 ... 1,475 1,347
7250987.SQ.FTS.B , Zero Cpn , 5/22/25 ... 9,157 8,090
7251278.SQ.FTS.B , Zero Cpn , 5/23/25 ... 3,491 3,435
7251383.SQ.FTS.B , Zero Cpn , 5/23/25 ... 16,733 16,308
7251668.SQ.FTS.B , Zero Cpn , 5/23/25 ... 10,817 10,541
7251866.SQ.FTS.B , Zero Cpn , 5/23/25 ... 703 679
7251878.SQ.FTS.B , Zero Cpn , 5/23/25 ... 893 859
7251900.SQ.FTS.B , Zero Cpn , 5/23/25 ... 2,730 2,422
7251941.SQ.FTS.B , Zero Cpn , 5/23/25 ... 9,182 8,555
7252092.SQ.FTS.B , Zero Cpn , 5/24/25 ... 2,457 2,405
7252317.SQ.FTS.B , Zero Cpn , 5/24/25 ... 10,418 9,984
7252834.SQ.FTS.B , Zero Cpn , 5/24/25 ... 4,847 2,427
7253237.SQ.FTS.B , Zero Cpn , 5/24/25 ... 1,069 977
7253390.SQ.FTS.B , Zero Cpn , 5/24/25 ... 3,991 3,730
7253723.SQ.FTS.B , Zero Cpn , 5/24/25 ... 11,865 11,600
7254492.SQ.FTS.B , Zero Cpn , 5/25/25 ... 6,807 6,475
7254592.SQ.FTS.B , Zero Cpn , 5/25/25 ... 5,890 5,726
7254645.SQ.FTS.B , Zero Cpn , 5/25/25 ... 763 751
7254658.SQ.FTS.B , Zero Cpn , 5/25/25 ... 8,729 7,935
7254743.SQ.FTS.B , Zero Cpn , 5/25/25 ... 4,394 4,000
7254768.SQ.FTS.B , Zero Cpn , 5/25/25 ... 3,047 2,957
7254815.SQ.FTS.B , Zero Cpn , 5/25/25 ... 19,583 19,232
7255101.SQ.FTS.B , Zero Cpn , 5/25/25 ... 3,233 3,154
7255173.SQ.FTS.B , Zero Cpn , 5/25/25 ... 9,911 9,677
7255351.SQ.FTS.B , Zero Cpn , 5/25/25 ... 1,671 1,648
7255383.SQ.FTS.B , Zero Cpn , 5/25/25 ... 7,559 7,080
7255527.SQ.FTS.B , Zero Cpn , 5/25/25 ... 4,502 4,355
7255605.SQ.FTS.B , Zero Cpn , 5/25/25 ... 898 848
7255633.SQ.FTS.B , Zero Cpn , 5/25/25 ... 1,516 1,382
7255652.SQ.FTS.B , Zero Cpn , 5/25/25 ... 18,682 18,274
7256022.SQ.FTS.B , Zero Cpn , 5/25/25 ... 1,671 1,543
7256038.SQ.FTS.B , Zero Cpn , 5/25/25 ... 3,512 3,409
7256089.SQ.FTS.B , Zero Cpn , 5/25/25 ... 2,459 2,306
7256122.SQ.FTS.B , Zero Cpn , 5/25/25 ... 1,533 1,194
7256140.SQ.FTS.B , Zero Cpn , 5/25/25 ... 605 596
7256160.SQ.FTS.B , Zero Cpn , 5/25/25 ... 2,796 2,617
7256206.SQ.FTS.B , Zero Cpn , 5/26/25 ... 8,849 8,600
7256358.SQ.FTS.B , Zero Cpn , 5/26/25 ... 3,345 3,288
7256449.SQ.FTS.B , Zero Cpn , 5/26/25 ... 1,144 1,127
7256482.SQ.FTS.B , Zero Cpn , 5/26/25 ... 6,293 5,936
7256570.SQ.FTS.B , Zero Cpn , 5/26/25 ... 12,460 9,723
7256670.SQ.FTS.B , Zero Cpn , 5/26/25 ... 3,443 3,358
7256711.SQ.FTS.B , Zero Cpn , 5/26/25 ... 2,555 1,821
7256732.SQ.FTS.B , Zero Cpn , 5/26/25 ... 28,104 23,246
7257483.SQ.FTS.B , Zero Cpn , 5/27/25 ... 931 903
7260903.SQ.FTS.B , Zero Cpn , 5/28/25 ... 1,952 1,849
7260963.SQ.FTS.B , Zero Cpn , 5/28/25 ... 849 807
7260989.SQ.FTS.B , Zero Cpn , 5/28/25 ... 5,551 5,316
7261056.SQ.FTS.B , Zero Cpn , 5/28/25 ... 5,301 4,653
7261245.SQ.FTS.B , Zero Cpn , 5/28/25 ... 35,397 33,905
7262220.SQ.FTS.B , Zero Cpn , 5/28/25 ... 3,091 2,952
7262283.SQ.FTS.B , Zero Cpn , 5/28/25 ... 1,892 1,788
7262313.SQ.FTS.B , Zero Cpn , 5/28/25 ... 2,661 2,576
7262347.SQ.FTS.B , Zero Cpn , 5/28/25 ... 8,223 8,003
7262532.SQ.FTS.B , Zero Cpn , 5/28/25 ... 3,443 1,449

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7262602.SQ.FTS.B , Zero Cpn , 5/28/25 ... $ 1,562 $ 734
7262611.SQ.FTS.B , Zero Cpn , 5/28/25 ... 16,417 15,800
7262884.SQ.FTS.B , Zero Cpn , 5/28/25 ... 1,817 1,773
7262936.SQ.FTS.B , Zero Cpn , 5/28/25 ... 20,013 19,568
7263218.SQ.FTS.B , Zero Cpn , 5/28/25 ... 4,306 4,175
7263317.SQ.FTS.B , Zero Cpn , 5/28/25 ... 2,285 2,260
7263375.SQ.FTS.B , Zero Cpn , 5/28/25 ... 1,691 1,319
7263388.SQ.FTS.B , Zero Cpn , 5/28/25 ... 2,307 2,234
7263402.SQ.FTS.B , Zero Cpn , 5/28/25 ... 2,966 1,985
7263459.SQ.FTS.B , Zero Cpn , 5/28/25 ... 208 205
7264204.SQ.FTS.B , Zero Cpn , 5/29/25 ... 79,105 71,575
7266191.SQ.FTS.B , Zero Cpn , 5/29/25 ... 55,660 43,423
7266972.SQ.FTS.B , Zero Cpn , 5/29/25 ... 21,769 18,552
7267344.SQ.FTS.B , Zero Cpn , 5/29/25 ... 27,691 25,174
7269885.SQ.FTS.B , Zero Cpn , 5/30/25 ... 1,869 1,797
7269992.SQ.FTS.B , Zero Cpn , 5/30/25 ... 6,408 6,078
7270194.SQ.FTS.B , Zero Cpn , 5/30/25 ... 2,655 1,932
7270377.SQ.FTS.B , Zero Cpn , 5/30/25 ... 4,013 3,900
7270870.SQ.FTS.B , Zero Cpn , 5/30/25 ... 2,693 2,634
7271021.SQ.FTS.B , Zero Cpn , 5/30/25 ... 3,263 3,062
7271171.SQ.FTS.B , Zero Cpn , 5/30/25 ... 35,244 34,647
7273383.SQ.FTS.B , Zero Cpn , 5/30/25 ... 17,496 16,487
7273743.SQ.FTS.B , Zero Cpn , 5/30/25 ... 29,018 28,107
7273846.SQ.FTS.B , Zero Cpn , 6/01/25 ... 10,467 10,102
7274252.SQ.FTS.B , Zero Cpn , 6/01/25 ... 5,946 5,733
7274698.SQ.FTS.B , Zero Cpn , 6/01/25 ... 3,897 3,804
7274898.SQ.FTS.B , Zero Cpn , 6/01/25 ... 1,667 1,574
7274943.SQ.FTS.B , Zero Cpn , 6/01/25 ... 14,202 13,328
7275433.SQ.FTS.B , Zero Cpn , 6/01/25 ... 768 757
7275495.SQ.FTS.B , Zero Cpn , 6/01/25 ... 2,035 1,752
7275566.SQ.FTS.B , Zero Cpn , 6/01/25 ... 917 898
7275604.SQ.FTS.B , Zero Cpn , 6/01/25 ... 1,904 1,371
7275636.SQ.FTS.B , Zero Cpn , 6/01/25 ... 17,677 17,194
7276248.SQ.FTS.B , Zero Cpn , 6/01/25 ... 577 544
7276262.SQ.FTS.B , Zero Cpn , 6/01/25 ... 1,501 1,429
7276341.SQ.FTS.B , Zero Cpn , 6/01/25 ... 1,971 1,882
7276481.SQ.FTS.B , Zero Cpn , 6/01/25 ... 15,420 14,783
7276963.SQ.FTS.B , Zero Cpn , 6/01/25 ... 1,219 1,175
7277031.SQ.FTS.B , Zero Cpn , 6/01/25 ... 39,816 26,265
7277474.SQ.FTS.B , Zero Cpn , 6/02/25 ... 23,678 23,030
7278047.SQ.FTS.B , Zero Cpn , 6/02/25 ... 8,694 8,439
7278294.SQ.FTS.B , Zero Cpn , 6/02/25 ... 7,945 7,273
7278441.SQ.FTS.B , Zero Cpn , 6/02/25 ... 130 128
7278460.SQ.FTS.B , Zero Cpn , 6/02/25 ... 473 448
7278476.SQ.FTS.B , Zero Cpn , 6/02/25 ... 1,883 1,829
7278522.SQ.FTS.B , Zero Cpn , 6/03/25 ... 6,662 6,339
7278670.SQ.FTS.B , Zero Cpn , 6/03/25 ... 1,697 1,652
7278714.SQ.FTS.B , Zero Cpn , 6/03/25 ... 6,592 6,403
7278877.SQ.FTS.B , Zero Cpn , 6/03/25 ... 1,186 945
7278898.SQ.FTS.B , Zero Cpn , 6/03/25 ... 13,027 12,776
7279324.SQ.FTS.B , Zero Cpn , 6/03/25 ... 14,367 13,711
7279999.SQ.FTS.B , Zero Cpn , 6/04/25 ... 462 437
7280027.SQ.FTS.B , Zero Cpn , 6/04/25 ... 3,623 3,327
7280108.SQ.FTS.B , Zero Cpn , 6/04/25 ... 1,888 1,799
7280198.SQ.FTS.B , Zero Cpn , 6/04/25 ... 4,842 4,723
7280563.SQ.FTS.B , Zero Cpn , 6/04/25 ... 5,434 5,248
7280873.SQ.FTS.B , Zero Cpn , 6/04/25 ... 5,514 5,368
7281092.SQ.FTS.B , Zero Cpn , 6/04/25 ... 3,075 2,974
Description
Principal
Amount Value
Block, Inc. (continued)
7281210.SQ.FTS.B , Zero Cpn , 6/04/25 ... $ 901 $ 532
7281251.SQ.FTS.B , Zero Cpn , 6/04/25 ... 1,400 1,299
7281325.SQ.FTS.B , Zero Cpn , 6/04/25 ... 2,950 2,871
7281461.SQ.FTS.B , Zero Cpn , 6/04/25 ... 2,635 2,568
7281601.SQ.FTS.B , Zero Cpn , 6/04/25 ... 1,132 438
7281616.SQ.FTS.B , Zero Cpn , 6/04/25 ... 1,194 1,167
7281682.SQ.FTS.B , Zero Cpn , 6/04/25 ... 1,650 1,529
7282307.SQ.FTS.B , Zero Cpn , 6/04/25 ... 5,766 5,576
7282449.SQ.FTS.B , Zero Cpn , 6/04/25 ... 1,890 1,847
7282583.SQ.FTS.B , Zero Cpn , 6/04/25 ... 1,453 1,436
7282644.SQ.FTS.B , Zero Cpn , 6/04/25 ... 8,090 7,727
7282811.SQ.FTS.B , Zero Cpn , 6/04/25 ... 852 528
7282827.SQ.FTS.B , Zero Cpn , 6/04/25 ... 5,260 5,107
7282931.SQ.FTS.B , Zero Cpn , 6/04/25 ... 22,083 20,331
7283495.SQ.FTS.B , Zero Cpn , 6/04/25 ... 7,196 6,867
7283733.SQ.FTS.B , Zero Cpn , 6/04/25 ... 4,543 4,428
7283925.SQ.FTS.B , Zero Cpn , 6/04/25 ... 5,507 5,363
7284030.SQ.FTS.B , Zero Cpn , 6/05/25 ... 2,026 1,877
7284096.SQ.FTS.B , Zero Cpn , 6/05/25 ... 2,779 2,707
7284167.SQ.FTS.B , Zero Cpn , 6/05/25 ... 1,793 1,733
7284208.SQ.FTS.B , Zero Cpn , 6/05/25 ... 15,131 14,161
7284570.SQ.FTS.B , Zero Cpn , 6/05/25 ... 2,019 1,983
7284674.SQ.FTS.B , Zero Cpn , 6/05/25 ... 1,414 1,224
7284693.SQ.FTS.B , Zero Cpn , 6/05/25 ... 1,583 1,456
7285190.SQ.FTS.B , Zero Cpn , 6/05/25 ... 2,207 2,003
7285398.SQ.FTS.B , Zero Cpn , 6/05/25 ... 2,752 1,346
7285451.SQ.FTS.B , Zero Cpn , 6/05/25 ... 2,297 2,257
7285629.SQ.FTS.B , Zero Cpn , 6/05/25 ... 9,277 8,486
7286088.SQ.FTS.B , Zero Cpn , 6/05/25 ... 15,378 13,491
7286507.SQ.FTS.B , Zero Cpn , 6/05/25 ... 6,950 6,724
7286647.SQ.FTS.B , Zero Cpn , 6/05/25 ... 1,106 1,088
7286703.SQ.FTS.B , Zero Cpn , 6/05/25 ... 1,004 984
7286725.SQ.FTS.B , Zero Cpn , 6/05/25 ... 1,985 1,955
7286762.SQ.FTS.B , Zero Cpn , 6/05/25 ... 4,785 4,620
7286913.SQ.FTS.B , Zero Cpn , 6/05/25 ... 3,631 3,506
7286986.SQ.FTS.B , Zero Cpn , 6/05/25 ... 3,968 3,820
7287069.SQ.FTS.B , Zero Cpn , 6/05/25 ... 1,665 1,634
7287144.SQ.FTS.B , Zero Cpn , 6/05/25 ... 2,501 1,581
7287176.SQ.FTS.B , Zero Cpn , 6/05/25 ... 5,152 3,532
7287258.SQ.FTS.B , Zero Cpn , 6/05/25 ... 5,352 5,227
7287515.SQ.FTS.B , Zero Cpn , 6/05/25 ... 4,191 4,083
7287612.SQ.FTS.B , Zero Cpn , 6/05/25 ... 3,144 3,095
7287697.SQ.FTS.B , Zero Cpn , 6/05/25 ... 1,104 1,076
7287732.SQ.FTS.B , Zero Cpn , 6/05/25 ... 578 449
7287743.SQ.FTS.B , Zero Cpn , 6/05/25 ... 6,723 6,430
7287778.SQ.FTS.B , Zero Cpn , 6/06/25 ... 14,402 14,026
7288380.SQ.FTS.B , Zero Cpn , 6/06/25 ... 10,527 10,296
7289082.SQ.FTS.B , Zero Cpn , 6/06/25 ... 4,548 3,787
7289183.SQ.FTS.B , Zero Cpn , 6/06/25 ... 2,818 2,222
7289261.SQ.FTS.B , Zero Cpn , 6/06/25 ... 1,233 1,199
7289284.SQ.FTS.B , Zero Cpn , 6/06/25 ... 2,405 2,173
7289340.SQ.FTS.B , Zero Cpn , 6/06/25 ... 4,519 4,307
7289438.SQ.FTS.B , Zero Cpn , 6/06/25 ... 1,113 685
7289452.SQ.FTS.B , Zero Cpn , 6/06/25 ... 4,940 3,645
7289552.SQ.FTS.B , Zero Cpn , 6/06/25 ... 1,678 1,658
7290000.SQ.FTS.B , Zero Cpn , 6/06/25 ... 2,186 2,120
7290056.SQ.FTS.B , Zero Cpn , 6/06/25 ... 5,925 4,453
7290226.SQ.FTS.B , Zero Cpn , 6/06/25 ... 1,511 1,492

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7290751.SQ.FTS.B , Zero Cpn , 6/06/25 ... $ 8,977 $ 8,756
7290996.SQ.FTS.B , Zero Cpn , 6/06/25 ... 2,194 2,161
7293655.SQ.FTS.B , Zero Cpn , 6/07/25 ... 30,374 29,733
7295261.SQ.FTS.B , Zero Cpn , 6/07/25 ... 14,703 14,486
7295844.SQ.FTS.B , Zero Cpn , 6/07/25 ... 3,852 3,731
7296022.SQ.FTS.B , Zero Cpn , 6/07/25 ... 39,619 37,773
7296992.SQ.FTS.B , Zero Cpn , 6/07/25 ... 19,800 19,408
7297530.SQ.FTS.B , Zero Cpn , 6/07/25 ... 1,684 1,656
7297679.SQ.FTS.B , Zero Cpn , 6/07/25 ... 3,731 3,562
7297771.SQ.FTS.B , Zero Cpn , 6/07/25 ... 903 800
7297795.SQ.FTS.B , Zero Cpn , 6/07/25 ... 2,252 2,073
7297843.SQ.FTS.B , Zero Cpn , 6/07/25 ... 1,619 1,594
7298021.SQ.FTS.B , Zero Cpn , 6/08/25 ... 17,272 15,006
7299136.SQ.FTS.B , Zero Cpn , 6/08/25 ... 919 880
7299156.SQ.FTS.B , Zero Cpn , 6/08/25 ... 5,572 5,404
7299515.SQ.FTS.B , Zero Cpn , 6/08/25 ... 619 592
7299522.SQ.FTS.B , Zero Cpn , 6/08/25 ... 5,764 5,490
7299621.SQ.FTS.B , Zero Cpn , 6/08/25 ... 47,264 41,248
7300176.SQ.FTS.B , Zero Cpn , 6/08/25 ... 3,223 2,967
7300300.SQ.FTS.B , Zero Cpn , 6/08/25 ... 4,454 4,287
7300620.SQ.FTS.B , Zero Cpn , 6/08/25 ... 27,615 26,474
7301398.SQ.FTS.B , Zero Cpn , 6/08/25 ... 5,425 5,254
7301560.SQ.FTS.B , Zero Cpn , 6/09/25 ... 1,079 1,056
7301596.SQ.FTS.B , Zero Cpn , 6/09/25 ... 352 348
7301606.SQ.FTS.B , Zero Cpn , 6/09/25 ... 20,224 19,736
7302007.SQ.FTS.B , Zero Cpn , 6/09/25 ... 1,434 1,405
7302047.SQ.FTS.B , Zero Cpn , 6/09/25 ... 2,552 2,323
7302110.SQ.FTS.B , Zero Cpn , 6/09/25 ... 10,120 9,577
7302332.SQ.FTS.B , Zero Cpn , 6/09/25 ... 1,112 970
7302355.SQ.FTS.B , Zero Cpn , 6/09/25 ... 3,668 3,386
7302439.SQ.FTS.B , Zero Cpn , 6/09/25 ... 8,113 7,789
7302709.SQ.FTS.B , Zero Cpn , 6/10/25 ... 215 215
7303428.SQ.FTS.B , Zero Cpn , 6/10/25 ... 2,524 2,477
7303522.SQ.FTS.B , Zero Cpn , 6/10/25 ... 549 527
7303540.SQ.FTS.B , Zero Cpn , 6/10/25 ... 1,023 1,014
7303671.SQ.FTS.B , Zero Cpn , 6/11/25 ... 15,654 15,081
7305005.SQ.FTS.B , Zero Cpn , 6/11/25 ... 5,762 5,638
7305358.SQ.FTS.B , Zero Cpn , 6/11/25 ... 5,199 4,964
7305520.SQ.FTS.B , Zero Cpn , 6/11/25 ... 5,232 4,177
7305662.SQ.FTS.B , Zero Cpn , 6/11/25 ... 6,334 6,058
7305898.SQ.FTS.B , Zero Cpn , 6/11/25 ... 4,157 3,991
7305963.SQ.FTS.B , Zero Cpn , 6/11/25 ... 2,022 1,994
7306246.SQ.FTS.B , Zero Cpn , 6/11/25 ... 5,957 5,775
7306482.SQ.FTS.B , Zero Cpn , 6/11/25 ... 9,634 9,331
7306789.SQ.FTS.B , Zero Cpn , 6/11/25 ... 28,892 27,380
7307445.SQ.FTS.B , Zero Cpn , 6/11/25 ... 1,896 1,838
7307517.SQ.FTS.B , Zero Cpn , 6/11/25 ... 596 586
7307570.SQ.FTS.B , Zero Cpn , 6/11/25 ... 13,371 12,861
7308019.SQ.FTS.B , Zero Cpn , 6/11/25 ... 2,469 2,415
7308082.SQ.FTS.B , Zero Cpn , 6/12/25 ... 4,093 3,948
7308238.SQ.FTS.B , Zero Cpn , 6/12/25 ... 2,070 1,056
7308292.SQ.FTS.B , Zero Cpn , 6/12/25 ... 621 615
7308360.SQ.FTS.B , Zero Cpn , 6/12/25 ... 8,646 8,452
7308914.SQ.FTS.B , Zero Cpn , 6/12/25 ... 5,532 5,422
7309358.SQ.FTS.B , Zero Cpn , 6/12/25 ... 870 841
7309391.SQ.FTS.B , Zero Cpn , 6/12/25 ... 5,980 5,714
7309692.SQ.FTS.B , Zero Cpn , 6/12/25 ... 10,600 10,330
7309945.SQ.FTS.B , Zero Cpn , 6/12/25 ... 2,200 1,531
Description
Principal
Amount Value
Block, Inc. (continued)
7311219.SQ.FTS.B , Zero Cpn , 6/12/25 ... $ 5,812 $ 5,247
7312994.SQ.FTS.B , Zero Cpn , 6/12/25 ... 1,331 1,305
7313057.SQ.FTS.B , Zero Cpn , 6/12/25 ... 222 217
7313069.SQ.FTS.B , Zero Cpn , 6/12/25 ... 54,632 53,221
7314146.SQ.FTS.B , Zero Cpn , 6/12/25 ... 4,720 4,600
7314233.SQ.FTS.B , Zero Cpn , 6/12/25 ... 6,426 6,207
7314341.SQ.FTS.B , Zero Cpn , 6/12/25 ... 3,110 2,903
7314424.SQ.FTS.B , Zero Cpn , 6/12/25 ... 5,550 5,350
7314543.SQ.FTS.B , Zero Cpn , 6/12/25 ... 8,286 7,899
7314655.SQ.FTS.B , Zero Cpn , 6/13/25 ... 327 320
7314697.SQ.FTS.B , Zero Cpn , 6/13/25 ... 3,749 2,679
7314770.SQ.FTS.B , Zero Cpn , 6/13/25 ... 46,835 45,837
7316192.SQ.FTS.B , Zero Cpn , 6/13/25 ... 1,557 1,346
7316232.SQ.FTS.B , Zero Cpn , 6/13/25 ... 22,582 21,245
7316689.SQ.FTS.B , Zero Cpn , 6/13/25 ... 4,594 4,472
7316730.SQ.FTS.B , Zero Cpn , 6/13/25 ... 5,589 5,273
7316842.SQ.FTS.B , Zero Cpn , 6/13/25 ... 4,447 2,144
7316881.SQ.FTS.B , Zero Cpn , 6/13/25 ... 3,449 3,279
7316934.SQ.FTS.B , Zero Cpn , 6/13/25 ... 1,107 1,092
7316965.SQ.FTS.B , Zero Cpn , 6/13/25 ... 24,023 23,624
7317647.SQ.FTS.B , Zero Cpn , 6/13/25 ... 1,126 1,094
7317681.SQ.FTS.B , Zero Cpn , 6/13/25 ... 1,843 1,821
7317927.SQ.FTS.B , Zero Cpn , 6/13/25 ... 1,139 1,093
7317981.SQ.FTS.B , Zero Cpn , 6/13/25 ... 2,004 1,047
7318018.SQ.FTS.B , Zero Cpn , 6/13/25 ... 6,392 3,919
7318107.SQ.FTS.B , Zero Cpn , 6/13/25 ... 711 662
7318115.SQ.FTS.B , Zero Cpn , 6/13/25 ... 3,153 2,560
7320321.SQ.FTS.B , Zero Cpn , 6/14/25 ... 322 304
7320378.SQ.FTS.B , Zero Cpn , 6/14/25 ... 19,767 19,093
7321061.SQ.FTS.B , Zero Cpn , 6/14/25 ... 5,565 4,029
7321193.SQ.FTS.B , Zero Cpn , 6/14/25 ... 3,169 3,084
7321334.SQ.FTS.B , Zero Cpn , 6/14/25 ... 686 662
7321344.SQ.FTS.B , Zero Cpn , 6/14/25 ... 3,139 2,769
7321422.SQ.FTS.B , Zero Cpn , 6/14/25 ... 1,580 1,491
7321557.SQ.FTS.B , Zero Cpn , 6/14/25 ... 4,723 4,528
7321731.SQ.FTS.B , Zero Cpn , 6/14/25 ... 2,573 2,426
7321802.SQ.FTS.B , Zero Cpn , 6/14/25 ... 31,828 30,953
7322629.SQ.FTS.B , Zero Cpn , 6/14/25 ... 19,933 18,297
7322995.SQ.FTS.B , Zero Cpn , 6/14/25 ... 3,915 3,839
7323102.SQ.FTS.B , Zero Cpn , 6/14/25 ... 1,614 1,296
7323185.SQ.FTS.B , Zero Cpn , 6/14/25 ... 1,038 939
7323332.SQ.FTS.B , Zero Cpn , 6/14/25 ... 5,941 4,590
7323529.SQ.FTS.B , Zero Cpn , 6/14/25 ... 8,561 8,302
7323669.SQ.FTS.B , Zero Cpn , 6/14/25 ... 783 754
7323686.SQ.FTS.B , Zero Cpn , 6/14/25 ... 1,933 1,883
7323718.SQ.FTS.B , Zero Cpn , 6/14/25 ... 5,023 4,346
7323794.SQ.FTS.B , Zero Cpn , 6/14/25 ... 1,096 1,050
7323847.SQ.FTS.B , Zero Cpn , 6/14/25 ... 1,651 1,578
7323905.SQ.FTS.B , Zero Cpn , 6/14/25 ... 5,655 5,073
7324071.SQ.FTS.B , Zero Cpn , 6/14/25 ... 1,468 1,431
7324084.SQ.FTS.B , Zero Cpn , 6/14/25 ... 3,565 3,496
7324318.SQ.FTS.B , Zero Cpn , 6/14/25 ... 1,540 1,343
7324341.SQ.FTS.B , Zero Cpn , 6/14/25 ... 14,158 13,778
7324497.SQ.FTS.B , Zero Cpn , 6/15/25 ... 2,295 2,078
7324584.SQ.FTS.B , Zero Cpn , 6/15/25 ... 8,959 8,648
7324925.SQ.FTS.B , Zero Cpn , 6/15/25 ... 1,501 1,470
7324969.SQ.FTS.B , Zero Cpn , 6/15/25 ... 2,680 2,555
7325114.SQ.FTS.B , Zero Cpn , 6/15/25 ... 1,111 1,075

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7325161.SQ.FTS.B , Zero Cpn , 6/15/25 ... $ 7,361 $ 7,064
7325539.SQ.FTS.B , Zero Cpn , 6/15/25 ... 11,169 10,676
7325882.SQ.FTS.B , Zero Cpn , 6/15/25 ... 1,285 1,242
7325926.SQ.FTS.B , Zero Cpn , 6/15/25 ... 6,048 5,791
7326209.SQ.FTS.B , Zero Cpn , 6/15/25 ... 1,139 1,031
7326254.SQ.FTS.B , Zero Cpn , 6/15/25 ... 5,459 5,271
7326332.SQ.FTS.B , Zero Cpn , 6/15/25 ... 3,680 2,952
7326356.SQ.FTS.B , Zero Cpn , 6/15/25 ... 5,901 5,724
7326444.SQ.FTS.B , Zero Cpn , 6/15/25 ... 4,992 3,093
7326520.SQ.FTS.B , Zero Cpn , 6/15/25 ... 1,419 1,324
7326588.SQ.FTS.B , Zero Cpn , 6/15/25 ... 4,333 4,095
7326771.SQ.FTS.B , Zero Cpn , 6/15/25 ... 650 623
7326822.SQ.FTS.B , Zero Cpn , 6/15/25 ... 14,627 14,106
7327074.SQ.FTS.B , Zero Cpn , 6/15/25 ... 8,903 8,564
7327281.SQ.FTS.B , Zero Cpn , 6/15/25 ... 5,990 5,828
7327383.SQ.FTS.B , Zero Cpn , 6/15/25 ... 874 856
7327448.SQ.FTS.B , Zero Cpn , 6/15/25 ... 2,019 1,945
7327571.SQ.FTS.B , Zero Cpn , 6/15/25 ... 6,589 6,403
7327754.SQ.FTS.B , Zero Cpn , 6/15/25 ... 1,792 1,752
7327791.SQ.FTS.B , Zero Cpn , 6/15/25 ... 8,993 7,362
7327950.SQ.FTS.B , Zero Cpn , 6/15/25 ... 883 870
7328003.SQ.FTS.B , Zero Cpn , 6/15/25 ... 395 382
7328018.SQ.FTS.B , Zero Cpn , 6/15/25 ... 1,118 1,069
7328062.SQ.FTS.B , Zero Cpn , 6/16/25 ... 1,458 1,421
7328109.SQ.FTS.B , Zero Cpn , 6/16/25 ... 7,949 7,752
7328411.SQ.FTS.B , Zero Cpn , 6/16/25 ... 237 232
7328426.SQ.FTS.B , Zero Cpn , 6/16/25 ... 13,307 12,125
7328698.SQ.FTS.B , Zero Cpn , 6/16/25 ... 2,226 1,710
7328753.SQ.FTS.B , Zero Cpn , 6/16/25 ... 2,965 2,891
7328811.SQ.FTS.B , Zero Cpn , 6/16/25 ... 1,425 1,388
7328849.SQ.FTS.B , Zero Cpn , 6/16/25 ... 875 863
7328881.SQ.FTS.B , Zero Cpn , 6/16/25 ... 1,616 1,518
7328914.SQ.FTS.B , Zero Cpn , 6/16/25 ... 11,888 9,103
7329210.SQ.FTS.B , Zero Cpn , 6/17/25 ... 4,118 2,635
7329282.SQ.FTS.B , Zero Cpn , 6/17/25 ... 994 954
7329306.SQ.FTS.B , Zero Cpn , 6/17/25 ... 10,413 10,044
7329555.SQ.FTS.B , Zero Cpn , 6/17/25 ... 18,416 17,942
7330422.SQ.FTS.B , Zero Cpn , 6/18/25 ... 1,904 1,052
7330449.SQ.FTS.B , Zero Cpn , 6/18/25 ... 2,696 2,661
7330937.SQ.FTS.B , Zero Cpn , 6/18/25 ... 6,383 6,067
7331383.SQ.FTS.B , Zero Cpn , 6/18/25 ... 4,919 4,619
7331562.SQ.FTS.B , Zero Cpn , 6/18/25 ... 33,070 31,426
7332515.SQ.FTS.B , Zero Cpn , 6/18/25 ... 4,610 4,250
7332668.SQ.FTS.B , Zero Cpn , 6/18/25 ... 3,138 3,068
7332947.SQ.FTS.B , Zero Cpn , 6/18/25 ... 12,388 11,958
7333297.SQ.FTS.B , Zero Cpn , 6/18/25 ... 14,881 14,444
7333816.SQ.FTS.B , Zero Cpn , 6/18/25 ... 7,718 7,421
7334014.SQ.FTS.B , Zero Cpn , 6/18/25 ... 1,143 982
7334072.SQ.FTS.B , Zero Cpn , 6/18/25 ... 5,418 5,286
7334308.SQ.FTS.B , Zero Cpn , 6/18/25 ... 4,079 3,919
7334419.SQ.FTS.B , Zero Cpn , 6/18/25 ... 2,146 2,112
7334457.SQ.FTS.B , Zero Cpn , 6/19/25 ... 11,146 8,985
7334642.SQ.FTS.B , Zero Cpn , 6/19/25 ... 5,307 5,135
7334863.SQ.FTS.B , Zero Cpn , 6/19/25 ... 1,951 1,823
7334894.SQ.FTS.B , Zero Cpn , 6/19/25 ... 6,384 6,127
7335081.SQ.FTS.B , Zero Cpn , 6/19/25 ... 5,292 4,867
7335235.SQ.FTS.B , Zero Cpn , 6/19/25 ... 7,174 6,782
7335488.SQ.FTS.B , Zero Cpn , 6/19/25 ... 11,586 11,042
Description
Principal
Amount Value
Block, Inc. (continued)
7335932.SQ.FTS.B , Zero Cpn , 6/19/25 ... $ 10,367 $ 10,067
7336119.SQ.FTS.B , Zero Cpn , 6/19/25 ... 4,416 4,167
7336185.SQ.FTS.B , Zero Cpn , 6/19/25 ... 1,173 903
7336202.SQ.FTS.B , Zero Cpn , 6/19/25 ... 3,756 3,646
7336277.SQ.FTS.B , Zero Cpn , 6/19/25 ... 18,749 15,309
7336528.SQ.FTS.B , Zero Cpn , 6/19/25 ... 110 108
7336535.SQ.FTS.B , Zero Cpn , 6/19/25 ... 2,199 2,117
7336581.SQ.FTS.B , Zero Cpn , 6/19/25 ... 54,651 43,402
7337052.SQ.FTS.B , Zero Cpn , 6/19/25 ... 623 603
7337065.SQ.FTS.B , Zero Cpn , 6/19/25 ... 6,957 6,729
7337190.SQ.FTS.B , Zero Cpn , 6/19/25 ... 6,085 5,896
7337363.SQ.FTS.B , Zero Cpn , 6/19/25 ... 3,759 3,427
7337431.SQ.FTS.B , Zero Cpn , 6/19/25 ... 4,606 4,445
7337601.SQ.FTS.B , Zero Cpn , 6/19/25 ... 3,768 3,676
7337995.SQ.FTS.B , Zero Cpn , 6/19/25 ... 1,357 732
7338036.SQ.FTS.B , Zero Cpn , 6/19/25 ... 4,091 3,958
7338381.SQ.FTS.B , Zero Cpn , 6/20/25 ... 3,607 3,521
7338503.SQ.FTS.B , Zero Cpn , 6/20/25 ... 22,546 20,690
7338883.SQ.FTS.B , Zero Cpn , 6/20/25 ... 10,230 9,375
7339042.SQ.FTS.B , Zero Cpn , 6/20/25 ... 3,417 3,282
7339137.SQ.FTS.B , Zero Cpn , 6/20/25 ... 5,205 4,679
7339223.SQ.FTS.B , Zero Cpn , 6/20/25 ... 3,789 3,601
7339287.SQ.FTS.B , Zero Cpn , 6/20/25 ... 2,573 2,490
7339443.SQ.FTS.B , Zero Cpn , 6/20/25 ... 9,609 9,193
7339620.SQ.FTS.B , Zero Cpn , 6/20/25 ... 12,465 12,212
7339866.SQ.FTS.B , Zero Cpn , 6/20/25 ... 131 130
7339897.SQ.FTS.B , Zero Cpn , 6/20/25 ... 6,902 6,201
7339982.SQ.FTS.B , Zero Cpn , 6/20/25 ... 15,657 15,199
7340248.SQ.FTS.B , Zero Cpn , 6/20/25 ... 45,504 43,941
7340770.SQ.FTS.B , Zero Cpn , 6/20/25 ... 3,903 3,734
7340806.SQ.FTS.B , Zero Cpn , 6/20/25 ... 8,968 6,381
7340921.SQ.FTS.B , Zero Cpn , 6/20/25 ... 979 944
7341076.SQ.FTS.B , Zero Cpn , 6/20/25 ... 513 485
7344575.SQ.FTS.B , Zero Cpn , 6/21/25 ... 4,599 4,263
7344708.SQ.FTS.B , Zero Cpn , 6/21/25 ... 708 689
7344752.SQ.FTS.B , Zero Cpn , 6/21/25 ... 1,525 1,494
7344795.SQ.FTS.B , Zero Cpn , 6/21/25 ... 307 295
7344960.SQ.FTS.B , Zero Cpn , 6/21/25 ... 27,772 26,533
7345521.SQ.FTS.B , Zero Cpn , 6/21/25 ... 3,992 3,577
7345565.SQ.FTS.B , Zero Cpn , 6/21/25 ... 10,259 9,857
7345737.SQ.FTS.B , Zero Cpn , 6/21/25 ... 4,174 3,529
7345805.SQ.FTS.B , Zero Cpn , 6/21/25 ... 8,187 7,867
7346393.SQ.FTS.B , Zero Cpn , 6/21/25 ... 62,612 35,756
7347471.SQ.FTS.B , Zero Cpn , 6/21/25 ... 1,502 1,471
7347498.SQ.FTS.B , Zero Cpn , 6/21/25 ... 15,933 14,839
7347743.SQ.FTS.B , Zero Cpn , 6/21/25 ... 2,788 2,665
7347948.SQ.FTS.B , Zero Cpn , 6/21/25 ... 490 451
7348173.SQ.FTS.B , Zero Cpn , 6/22/25 ... 4,194 4,081
7348282.SQ.FTS.B , Zero Cpn , 6/22/25 ... 3,836 3,659
7348393.SQ.FTS.B , Zero Cpn , 6/22/25 ... 2,991 2,534
7348471.SQ.FTS.B , Zero Cpn , 6/22/25 ... 101 100
7348505.SQ.FTS.B , Zero Cpn , 6/22/25 ... 747 694
7348520.SQ.FTS.B , Zero Cpn , 6/22/25 ... 1,014 963
7348542.SQ.FTS.B , Zero Cpn , 6/22/25 ... 3,940 3,907
7348744.SQ.FTS.B , Zero Cpn , 6/22/25 ... 2,277 2,185
7348796.SQ.FTS.B , Zero Cpn , 6/22/25 ... 8,054 7,645
7348949.SQ.FTS.B , Zero Cpn , 6/22/25 ... 21,744 20,413
7349430.SQ.FTS.B , Zero Cpn , 6/22/25 ... 27,392 25,836

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7350262.SQ.FTS.B , Zero Cpn , 6/22/25 ... $ 2,231 $ 2,152
7350353.SQ.FTS.B , Zero Cpn , 6/22/25 ... 15,481 15,207
7350929.SQ.FTS.B , Zero Cpn , 6/22/25 ... 4,867 4,697
7351089.SQ.FTS.B , Zero Cpn , 6/22/25 ... 11,959 11,754
7351482.SQ.FTS.B , Zero Cpn , 6/22/25 ... 5,362 5,159
7351559.SQ.FTS.B , Zero Cpn , 6/23/25 ... 14,577 14,033
7351808.SQ.FTS.B , Zero Cpn , 6/23/25 ... 3,358 3,199
7351844.SQ.FTS.B , Zero Cpn , 6/23/25 ... 2,173 2,138
7351896.SQ.FTS.B , Zero Cpn , 6/23/25 ... 2,140 2,060
7351914.SQ.FTS.B , Zero Cpn , 6/23/25 ... 7,940 4,918
7351981.SQ.FTS.B , Zero Cpn , 6/23/25 ... 17,215 15,700
7352166.SQ.FTS.B , Zero Cpn , 6/23/25 ... 20,325 19,367
7352402.SQ.FTS.B , Zero Cpn , 6/23/25 ... 3,303 3,089
7352437.SQ.FTS.B , Zero Cpn , 6/23/25 ... 870 839
7352449.SQ.FTS.B , Zero Cpn , 6/23/25 ... 4,305 3,539
7352490.SQ.FTS.B , Zero Cpn , 6/23/25 ... 2,407 1,234
7352520.SQ.FTS.B , Zero Cpn , 6/23/25 ... 10,897 10,503
7352656.SQ.FTS.B , Zero Cpn , 6/24/25 ... 7,642 7,430
7352769.SQ.FTS.B , Zero Cpn , 6/24/25 ... 4,960 4,818
7352850.SQ.FTS.B , Zero Cpn , 6/24/25 ... 12,934 8,609
7352997.SQ.FTS.B , Zero Cpn , 6/24/25 ... 7,651 6,134
7353063.SQ.FTS.B , Zero Cpn , 6/24/25 ... 13,180 11,697
7353193.SQ.FTS.B , Zero Cpn , 6/24/25 ... 1,497 1,139
7353212.SQ.FTS.B , Zero Cpn , 6/24/25 ... 20,238 19,263
7353475.SQ.FTS.B , Zero Cpn , 6/25/25 ... 713 688
7353502.SQ.FTS.B , Zero Cpn , 6/25/25 ... 5,026 3,649
7353548.SQ.FTS.B , Zero Cpn , 6/25/25 ... 955 913
7353560.SQ.FTS.B , Zero Cpn , 6/25/25 ... 13,436 12,314
7353648.SQ.FTS.B , Zero Cpn , 6/25/25 ... 11,792 11,300
7353721.SQ.FTS.B , Zero Cpn , 6/25/25 ... 1,028 996
7353746.SQ.FTS.B , Zero Cpn , 6/25/25 ... 1,584 1,543
7353901.SQ.FTS.B , Zero Cpn , 6/25/25 ... 4,761 2,736
7358628.SQ.FTS.B , Zero Cpn , 6/27/25 ... 14,835 10,848
7358898.SQ.FTS.B , Zero Cpn , 6/27/25 ... 1,890 1,824
7358948.SQ.FTS.B , Zero Cpn , 6/27/25 ... 873 852
7358976.SQ.FTS.B , Zero Cpn , 6/27/25 ... 1,970 1,931
7359006.SQ.FTS.B , Zero Cpn , 6/27/25 ... 3,682 3,377
7359145.SQ.FTS.B , Zero Cpn , 6/27/25 ... 5,518 5,344
7359262.SQ.FTS.B , Zero Cpn , 6/27/25 ... 9,927 9,722
7359642.SQ.FTS.B , Zero Cpn , 6/27/25 ... 20 20
7359660.SQ.FTS.B , Zero Cpn , 6/27/25 ... 3,133 2,976
7359726.SQ.FTS.B , Zero Cpn , 6/27/25 ... 719 307
7359736.SQ.FTS.B , Zero Cpn , 6/27/25 ... 928 904
7359785.SQ.FTS.B , Zero Cpn , 6/27/25 ... 6,298 6,092
7359929.SQ.FTS.B , Zero Cpn , 6/27/25 ... 897 867
7359939.SQ.FTS.B , Zero Cpn , 6/27/25 ... 4,839 4,662
7360007.SQ.FTS.B , Zero Cpn , 6/27/25 ... 40,559 37,622
7360294.SQ.FTS.B , Zero Cpn , 6/27/25 ... 5,782 5,644
7360326.SQ.FTS.B , Zero Cpn , 6/27/25 ... 3,139 3,089
7360511.SQ.FTS.B , Zero Cpn , 6/27/25 ... 417 411
7360523.SQ.FTS.B , Zero Cpn , 6/27/25 ... 2,354 2,305
7360585.SQ.FTS.B , Zero Cpn , 6/27/25 ... 2,690 2,532
7360618.SQ.FTS.B , Zero Cpn , 6/27/25 ... 4,222 4,122
7360681.SQ.FTS.B , Zero Cpn , 6/27/25 ... 13,712 13,041
7360839.SQ.FTS.B , Zero Cpn , 6/27/25 ... 5,045 4,931
7360937.SQ.FTS.B , Zero Cpn , 6/27/25 ... 7,320 6,385
7361055.SQ.FTS.B , Zero Cpn , 6/27/25 ... 699 681
7361104.SQ.FTS.B , Zero Cpn , 6/27/25 ... 1,400 1,357
Description
Principal
Amount Value
Block, Inc. (continued)
7363977.SQ.FTS.B , Zero Cpn , 6/28/25 ... $ 6,201 $ 5,976
7364111.SQ.FTS.B , Zero Cpn , 6/28/25 ... 633 610
7364129.SQ.FTS.B , Zero Cpn , 6/28/25 ... 7,585 5,214
7364293.SQ.FTS.B , Zero Cpn , 6/28/25 ... 2,719 2,674
7364420.SQ.FTS.B , Zero Cpn , 6/28/25 ... 970 915
7364449.SQ.FTS.B , Zero Cpn , 6/28/25 ... 5,232 5,066
7364817.SQ.FTS.B , Zero Cpn , 6/28/25 ... 7,227 6,835
7365009.SQ.FTS.B , Zero Cpn , 6/28/25 ... 12,932 12,618
7365309.SQ.FTS.B , Zero Cpn , 6/28/25 ... 8,099 7,721
7365538.SQ.FTS.B , Zero Cpn , 6/28/25 ... 69,670 66,313
7366833.SQ.FTS.B , Zero Cpn , 6/28/25 ... 4,934 4,817
7366982.SQ.FTS.B , Zero Cpn , 6/28/25 ... 10,774 10,059
7367226.SQ.FTS.B , Zero Cpn , 6/28/25 ... 4,652 4,560
7367371.SQ.FTS.B , Zero Cpn , 6/28/25 ... 13,732 13,244
7367413.SQ.FTS.B , Zero Cpn , 6/29/25 ... 32,469 31,126
7368831.SQ.FTS.B , Zero Cpn , 6/29/25 ... 12,245 12,045
7369711.SQ.FTS.B , Zero Cpn , 6/29/25 ... 1,920 1,866
7369800.SQ.FTS.B , Zero Cpn , 6/29/25 ... 20,993 20,207
7370367.SQ.FTS.B , Zero Cpn , 6/30/25 ... 2,206 1,694
7370400.SQ.FTS.B , Zero Cpn , 6/30/25 ... 4,257 3,940
7370462.SQ.FTS.B , Zero Cpn , 6/30/25 ... 599 579
7370470.SQ.FTS.B , Zero Cpn , 6/30/25 ... 4,043 3,925
7370525.SQ.FTS.B , Zero Cpn , 6/30/25 ... 1,145 1,111
7370544.SQ.FTS.B , Zero Cpn , 6/30/25 ... 3,528 3,359
7370602.SQ.FTS.B , Zero Cpn , 6/30/25 ... 1,889 1,827
7370647.SQ.FTS.B , Zero Cpn , 6/30/25 ... 1,691 1,669
7370708.SQ.FTS.B , Zero Cpn , 6/30/25 ... 11,532 10,820
7370851.SQ.FTS.B , Zero Cpn , 6/30/25 ... 898 861
7370870.SQ.FTS.B , Zero Cpn , 6/30/25 ... 1,913 1,884
7370924.SQ.FTS.B , Zero Cpn , 6/30/25 ... 2,437 2,346
7370989.SQ.FTS.B , Zero Cpn , 6/30/25 ... 987 955
7371011.SQ.FTS.B , Zero Cpn , 6/30/25 ... 21,569 20,772
7371485.SQ.FTS.B , Zero Cpn , 6/30/25 ... 5,818 5,690
7371597.SQ.FTS.B , Zero Cpn , 6/30/25 ... 3,879 3,704
7371670.SQ.FTS.B , Zero Cpn , 6/30/25 ... 903 819
7371685.SQ.FTS.B , Zero Cpn , 6/30/25 ... 3,619 3,378
7371780.SQ.FTS.B , Zero Cpn , 7/01/25 ... 5,770 5,708
7372008.SQ.FTS.B , Zero Cpn , 7/01/25 ... 17,818 17,196
7372379.SQ.FTS.B , Zero Cpn , 7/01/25 ... 2,241 2,207
7372462.SQ.FTS.B , Zero Cpn , 7/01/25 ... 357 347
7372474.SQ.FTS.B , Zero Cpn , 7/01/25 ... 8,709 8,382
7372865.SQ.FTS.B , Zero Cpn , 7/02/25 ... 2,839 2,753
7372921.SQ.FTS.B , Zero Cpn , 7/02/25 ... 2,387 2,266
7373064.SQ.FTS.B , Zero Cpn , 7/02/25 ... 9,625 9,284
7373550.SQ.FTS.B , Zero Cpn , 7/02/25 ... 10,405 9,863
7373931.SQ.FTS.B , Zero Cpn , 7/02/25 ... 2,999 2,913
7374020.SQ.FTS.B , Zero Cpn , 7/02/25 ... 10,610 10,390
7374495.SQ.FTS.B , Zero Cpn , 7/02/25 ... 2,999 2,896
7374555.SQ.FTS.B , Zero Cpn , 7/02/25 ... 870 862
7374784.SQ.FTS.B , Zero Cpn , 7/02/25 ... 3,935 3,803
7374871.SQ.FTS.B , Zero Cpn , 7/02/25 ... 10,583 9,685
7375076.SQ.FTS.B , Zero Cpn , 7/02/25 ... 6,623 4,824
7375135.SQ.FTS.B , Zero Cpn , 7/02/25 ... 31,245 30,068
7375825.SQ.FTS.B , Zero Cpn , 7/02/25 ... 15,608 14,862
7375989.SQ.FTS.B , Zero Cpn , 7/03/25 ... 3,649 3,545
7376071.SQ.FTS.B , Zero Cpn , 7/03/25 ... 60,060 56,073
7377407.SQ.FTS.B , Zero Cpn , 7/03/25 ... 4,683 4,530
7377517.SQ.FTS.B , Zero Cpn , 7/03/25 ... 13,033 12,653

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7377722.SQ.FTS.B , Zero Cpn , 7/03/25 ... $ 4,919 $ 4,733
7377777.SQ.FTS.B , Zero Cpn , 7/03/25 ... 2,185 2,150
7377813.SQ.FTS.B , Zero Cpn , 7/03/25 ... 5,845 4,248
7377862.SQ.FTS.B , Zero Cpn , 7/03/25 ... 17,448 16,813
7378815.SQ.FTS.B , Zero Cpn , 7/03/25 ... 2,320 2,275
7378895.SQ.FTS.B , Zero Cpn , 7/03/25 ... 661 647
7378926.SQ.FTS.B , Zero Cpn , 7/03/25 ... 497 492
7378990.SQ.FTS.B , Zero Cpn , 7/03/25 ... 13,892 13,544
7380831.SQ.FTS.B , Zero Cpn , 7/04/25 ... 3,007 2,929
7380963.SQ.FTS.B , Zero Cpn , 7/04/25 ... 12,853 12,424
7381271.SQ.FTS.B , Zero Cpn , 7/04/25 ... 2,119 1,919
7381311.SQ.FTS.B , Zero Cpn , 7/04/25 ... 1,283 1,255
7381360.SQ.FTS.B , Zero Cpn , 7/04/25 ... 5,283 4,922
7381648.SQ.FTS.B , Zero Cpn , 7/04/25 ... 4,602 4,488
7381820.SQ.FTS.B , Zero Cpn , 7/04/25 ... 14,684 13,871
7382189.SQ.FTS.B , Zero Cpn , 7/04/25 ... 3,060 2,914
7382281.SQ.FTS.B , Zero Cpn , 7/04/25 ... 2,288 2,212
7382370.SQ.FTS.B , Zero Cpn , 7/04/25 ... 1,754 1,734
7382495.SQ.FTS.B , Zero Cpn , 7/04/25 ... 3,375 3,286
7382710.SQ.FTS.B , Zero Cpn , 7/04/25 ... 24,612 23,717
7383268.SQ.FTS.B , Zero Cpn , 7/04/25 ... 4,347 4,194
7383406.SQ.FTS.B , Zero Cpn , 7/04/25 ... 4,669 4,453
7383572.SQ.FTS.B , Zero Cpn , 7/04/25 ... 1,166 1,100
7383605.SQ.FTS.B , Zero Cpn , 7/04/25 ... 7,814 6,123
7383805.SQ.FTS.B , Zero Cpn , 7/04/25 ... 10,112 9,754
7384004.SQ.FTS.B , Zero Cpn , 7/05/25 ... 7,682 7,552
7384304.SQ.FTS.B , Zero Cpn , 7/05/25 ... 13,256 12,755
7384693.SQ.FTS.B , Zero Cpn , 7/05/25 ... 14,901 14,366
7385233.SQ.FTS.B , Zero Cpn , 7/05/25 ... 6,443 6,201
7385373.SQ.FTS.B , Zero Cpn , 7/05/25 ... 4,338 4,208
7385492.SQ.FTS.B , Zero Cpn , 7/05/25 ... 7,710 7,532
7385748.SQ.FTS.B , Zero Cpn , 7/05/25 ... 15,074 14,631
7386022.SQ.FTS.B , Zero Cpn , 7/05/25 ... 25,500 23,535
7386499.SQ.FTS.B , Zero Cpn , 7/05/25 ... 1,637 1,609
7386559.SQ.FTS.B , Zero Cpn , 7/05/25 ... 718 693
7386935.SQ.FTS.B , Zero Cpn , 7/06/25 ... 5,593 5,350
7387029.SQ.FTS.B , Zero Cpn , 7/06/25 ... 30,700 29,590
7387509.SQ.FTS.B , Zero Cpn , 7/06/25 ... 726 713
7387529.SQ.FTS.B , Zero Cpn , 7/06/25 ... 1,325 1,285
7387561.SQ.FTS.B , Zero Cpn , 7/06/25 ... 1,190 649
7387580.SQ.FTS.B , Zero Cpn , 7/06/25 ... 3,802 3,458
7387649.SQ.FTS.B , Zero Cpn , 7/06/25 ... 3,372 3,222
7387711.SQ.FTS.B , Zero Cpn , 7/07/25 ... 2,966 2,728
7387772.SQ.FTS.B , Zero Cpn , 7/07/25 ... 4,090 3,934
7388095.SQ.FTS.B , Zero Cpn , 7/07/25 ... 2,069 1,933
7388134.SQ.FTS.B , Zero Cpn , 7/07/25 ... 2,775 2,671
7388169.SQ.FTS.B , Zero Cpn , 7/07/25 ... 7,988 7,303
7388283.SQ.FTS.B , Zero Cpn , 7/07/25 ... 6,605 6,358
7388607.SQ.FTS.B , Zero Cpn , 7/08/25 ... 1,030 811
7388638.SQ.FTS.B , Zero Cpn , 7/08/25 ... 740 733
7388706.SQ.FTS.B , Zero Cpn , 7/08/25 ... 6,024 5,832
7389022.SQ.FTS.B , Zero Cpn , 7/08/25 ... 2,884 2,835
7389300.SQ.FTS.B , Zero Cpn , 7/08/25 ... 2,350 2,263
7389384.SQ.FTS.B , Zero Cpn , 7/08/25 ... 2,390 1,801
7389427.SQ.FTS.B , Zero Cpn , 7/08/25 ... 19,899 19,002
7389892.SQ.FTS.B , Zero Cpn , 7/08/25 ... 6,021 5,752
7389966.SQ.FTS.B , Zero Cpn , 7/08/25 ... 2,137 1,136
7390095.SQ.FTS.B , Zero Cpn , 7/08/25 ... 46,662 44,580
Description
Principal
Amount Value
Block, Inc. (continued)
7390869.SQ.FTS.B , Zero Cpn , 7/08/25 ... $ 799 $ 760
7390910.SQ.FTS.B , Zero Cpn , 7/08/25 ... 16,216 13,593
7391147.SQ.FTS.B , Zero Cpn , 7/08/25 ... 972 932
7391169.SQ.FTS.B , Zero Cpn , 7/08/25 ... 3,675 3,328
7391230.SQ.FTS.B , Zero Cpn , 7/08/25 ... 14,466 14,152
7391591.SQ.FTS.B , Zero Cpn , 7/09/25 ... 2,887 2,694
7391674.SQ.FTS.B , Zero Cpn , 7/09/25 ... 38,161 36,433
7392524.SQ.FTS.B , Zero Cpn , 7/09/25 ... 3,050 2,620
7392590.SQ.FTS.B , Zero Cpn , 7/09/25 ... 546 537
7392643.SQ.FTS.B , Zero Cpn , 7/09/25 ... 24,318 23,604
7393197.SQ.FTS.B , Zero Cpn , 7/09/25 ... 1,384 1,162
7393274.SQ.FTS.B , Zero Cpn , 7/09/25 ... 35,277 34,042
7393901.SQ.FTS.B , Zero Cpn , 7/09/25 ... 18,284 17,764
7394356.SQ.FTS.B , Zero Cpn , 7/09/25 ... 1,753 1,703
7394416.SQ.FTS.B , Zero Cpn , 7/09/25 ... 40,501 38,900
7394534.SQ.FTS.B , Zero Cpn , 7/10/25 ... 14,287 13,691
7394898.SQ.FTS.B , Zero Cpn , 7/10/25 ... 48,030 46,244
7396014.SQ.FTS.B , Zero Cpn , 7/10/25 ... 2,813 2,775
7396053.SQ.FTS.B , Zero Cpn , 7/10/25 ... 311 308
7396077.SQ.FTS.B , Zero Cpn , 7/10/25 ... 8,559 8,289
7396503.SQ.FTS.B , Zero Cpn , 7/10/25 ... 8,556 8,229
7396685.SQ.FTS.B , Zero Cpn , 7/10/25 ... 2,501 2,408
7397020.SQ.FTS.B , Zero Cpn , 7/10/25 ... 18,766 17,859
7400533.SQ.FTS.B , Zero Cpn , 7/11/25 ... 1,850 1,775
7400596.SQ.FTS.B , Zero Cpn , 7/11/25 ... 2,875 2,787
7400645.SQ.FTS.B , Zero Cpn , 7/11/25 ... 9,321 9,125
7400926.SQ.FTS.B , Zero Cpn , 7/11/25 ... 3,884 3,791
7401076.SQ.FTS.B , Zero Cpn , 7/11/25 ... 4,251 3,986
7401342.SQ.FTS.B , Zero Cpn , 7/11/25 ... 25,907 20,680
7401939.SQ.FTS.B , Zero Cpn , 7/11/25 ... 671 618
7401994.SQ.FTS.B , Zero Cpn , 7/11/25 ... 1,377 1,336
7402047.SQ.FTS.B , Zero Cpn , 7/11/25 ... 5,039 4,710
7402121.SQ.FTS.B , Zero Cpn , 7/11/25 ... 13,520 12,912
7402633.SQ.FTS.B , Zero Cpn , 7/11/25 ... 1,478 1,437
7402674.SQ.FTS.B , Zero Cpn , 7/11/25 ... 760 576
7402695.SQ.FTS.B , Zero Cpn , 7/11/25 ... 24,416 23,264
7403592.SQ.FTS.B , Zero Cpn , 7/12/25 ... 40,425 38,934
7405039.SQ.FTS.B , Zero Cpn , 7/12/25 ... 24,531 20,544
7405415.SQ.FTS.B , Zero Cpn , 7/12/25 ... 2,509 2,384
7405479.SQ.FTS.B , Zero Cpn , 7/12/25 ... 13,488 13,159
7405769.SQ.FTS.B , Zero Cpn , 7/12/25 ... 5,778 5,153
7405917.SQ.FTS.B , Zero Cpn , 7/12/25 ... 3,365 3,192
7405972.SQ.FTS.B , Zero Cpn , 7/12/25 ... 802 764
7406031.SQ.FTS.B , Zero Cpn , 7/12/25 ... 641 622
7406178.SQ.FTS.B , Zero Cpn , 7/12/25 ... 6,249 6,073
7406336.SQ.FTS.B , Zero Cpn , 7/12/25 ... 4,059 3,945
7406454.SQ.FTS.B , Zero Cpn , 7/12/25 ... 1,749 1,715
7406483.SQ.FTS.B , Zero Cpn , 7/13/25 ... 21,116 20,366
7406743.SQ.FTS.B , Zero Cpn , 7/13/25 ... 13,049 12,453
7406962.SQ.FTS.B , Zero Cpn , 7/13/25 ... 798 766
7406973.SQ.FTS.B , Zero Cpn , 7/13/25 ... 6,184 6,044
7407169.SQ.FTS.B , Zero Cpn , 7/14/25 ... 4,826 3,828
7407233.SQ.FTS.B , Zero Cpn , 7/14/25 ... 9,790 9,503
7407465.SQ.FTS.B , Zero Cpn , 7/14/25 ... 4,665 4,554
7407550.SQ.FTS.B , Zero Cpn , 7/14/25 ... 5,692 5,493
7407666.SQ.FTS.B , Zero Cpn , 7/14/25 ... 10,356 10,091
7407843.SQ.FTS.B , Zero Cpn , 7/15/25 ... 1,766 1,694
7407876.SQ.FTS.B , Zero Cpn , 7/15/25 ... 1,606 1,566

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7407928.SQ.FTS.B , Zero Cpn , 7/15/25 ... $ 2,730 $ 2,606
7407981.SQ.FTS.B , Zero Cpn , 7/15/25 ... 42 41
7408278.SQ.FTS.B , Zero Cpn , 7/15/25 ... 2,226 2,150
7408312.SQ.FTS.B , Zero Cpn , 7/15/25 ... 8,826 8,379
7408443.SQ.FTS.B , Zero Cpn , 7/15/25 ... 6,900 6,498
7408510.SQ.FTS.B , Zero Cpn , 7/15/25 ... 21,376 20,662
7408844.SQ.FTS.B , Zero Cpn , 7/15/25 ... 7,122 7,005
7409138.SQ.FTS.B , Zero Cpn , 7/16/25 ... 956 928
7409173.SQ.FTS.B , Zero Cpn , 7/16/25 ... 4,882 4,697
7409375.SQ.FTS.B , Zero Cpn , 7/16/25 ... 7,190 6,805
7409703.SQ.FTS.B , Zero Cpn , 7/16/25 ... 3,155 3,031
7409774.SQ.FTS.B , Zero Cpn , 7/16/25 ... 28,749 27,692
7410279.SQ.FTS.B , Zero Cpn , 7/16/25 ... 32,279 31,437
7410754.SQ.FTS.B , Zero Cpn , 7/16/25 ... 20,151 19,466
7411132.SQ.FTS.B , Zero Cpn , 7/16/25 ... 2,842 2,229
7411170.SQ.FTS.B , Zero Cpn , 7/16/25 ... 2,157 2,093
7411208.SQ.FTS.B , Zero Cpn , 7/16/25 ... 10,484 10,054
7411441.SQ.FTS.B , Zero Cpn , 7/16/25 ... 5,182 4,785
7411525.SQ.FTS.B , Zero Cpn , 7/16/25 ... 1,887 1,771
7411557.SQ.FTS.B , Zero Cpn , 7/16/25 ... 5,583 5,463
7411657.SQ.FTS.B , Zero Cpn , 7/17/25 ... 787 776
7411762.SQ.FTS.B , Zero Cpn , 7/17/25 ... 4,424 4,204
7411864.SQ.FTS.B , Zero Cpn , 7/17/25 ... 3,897 3,687
7411951.SQ.FTS.B , Zero Cpn , 7/17/25 ... 3,693 3,509
7412123.SQ.FTS.B , Zero Cpn , 7/17/25 ... 2,072 2,056
7412344.SQ.FTS.B , Zero Cpn , 7/17/25 ... 532 409
7412366.SQ.FTS.B , Zero Cpn , 7/17/25 ... 25,098 22,758
7412972.SQ.FTS.B , Zero Cpn , 7/17/25 ... 39,177 37,526
7413602.SQ.FTS.B , Zero Cpn , 7/17/25 ... 23,078 22,519
7414145.SQ.FTS.B , Zero Cpn , 7/17/25 ... 9,541 9,159
7414309.SQ.FTS.B , Zero Cpn , 7/17/25 ... 2,101 2,060
7416105.SQ.FTS.B , Zero Cpn , 7/18/25 ... 4,826 4,326
7416231.SQ.FTS.B , Zero Cpn , 7/18/25 ... 2,732 2,647
7416271.SQ.FTS.B , Zero Cpn , 7/18/25 ... 7,118 6,828
7416414.SQ.FTS.B , Zero Cpn , 7/18/25 ... 14,320 13,821
7417221.SQ.FTS.B , Zero Cpn , 7/18/25 ... 11,221 10,890
7417582.SQ.FTS.B , Zero Cpn , 7/18/25 ... 4,257 4,064
7417646.SQ.FTS.B , Zero Cpn , 7/18/25 ... 2,762 2,654
7417691.SQ.FTS.B , Zero Cpn , 7/18/25 ... 2,046 1,986
7417717.SQ.FTS.B , Zero Cpn , 7/18/25 ... 899 875
7417740.SQ.FTS.B , Zero Cpn , 7/18/25 ... 6,430 6,218
7417824.SQ.FTS.B , Zero Cpn , 7/18/25 ... 3,969 3,850
7417894.SQ.FTS.B , Zero Cpn , 7/18/25 ... 1,298 1,239
7417924.SQ.FTS.B , Zero Cpn , 7/18/25 ... 5,792 5,623
7418008.SQ.FTS.B , Zero Cpn , 7/18/25 ... 9,889 9,681
7418257.SQ.FTS.B , Zero Cpn , 7/18/25 ... 5,725 4,535
7418335.SQ.FTS.B , Zero Cpn , 7/18/25 ... 3,779 3,130
7418385.SQ.FTS.B , Zero Cpn , 7/18/25 ... 1,522 1,165
7418523.SQ.FTS.B , Zero Cpn , 7/18/25 ... 2,943 2,791
7418599.SQ.FTS.B , Zero Cpn , 7/18/25 ... 9,995 9,740
7418854.SQ.FTS.B , Zero Cpn , 7/18/25 ... 738 723
7418879.SQ.FTS.B , Zero Cpn , 7/18/25 ... 10,298 10,197
7419611.SQ.FTS.B , Zero Cpn , 7/19/25 ... 3,318 3,190
7419723.SQ.FTS.B , Zero Cpn , 7/19/25 ... 7,639 7,357
7420137.SQ.FTS.B , Zero Cpn , 7/19/25 ... 2,367 2,238
7420356.SQ.FTS.B , Zero Cpn , 7/19/25 ... 2,607 2,418
7420456.SQ.FTS.B , Zero Cpn , 7/19/25 ... 14,809 14,199
7420767.SQ.FTS.B , Zero Cpn , 7/19/25 ... 60,918 54,544
Description
Principal
Amount Value
Block, Inc. (continued)
7422020.SQ.FTS.B , Zero Cpn , 7/19/25 ... $ 11,697 $ 11,272
7422266.SQ.FTS.B , Zero Cpn , 7/19/25 ... 41,283 39,076
7422446.SQ.FTS.B , Zero Cpn , 7/20/25 ... 1,376 1,073
7422475.SQ.FTS.B , Zero Cpn , 7/20/25 ... 4,153 4,062
7422537.SQ.FTS.B , Zero Cpn , 7/20/25 ... 1,725 1,655
7422558.SQ.FTS.B , Zero Cpn , 7/20/25 ... 11,596 11,067
7422721.SQ.FTS.B , Zero Cpn , 7/20/25 ... 7,136 6,892
7422868.SQ.FTS.B , Zero Cpn , 7/20/25 ... 3,335 3,251
7422940.SQ.FTS.B , Zero Cpn , 7/20/25 ... 3,181 3,075
7423008.SQ.FTS.B , Zero Cpn , 7/20/25 ... 12,332 11,675
7423211.SQ.FTS.B , Zero Cpn , 7/21/25 ... 7,919 6,379
7423358.SQ.FTS.B , Zero Cpn , 7/21/25 ... 1,628 1,598
7423387.SQ.FTS.B , Zero Cpn , 7/21/25 ... 1,914 1,764
7423408.SQ.FTS.B , Zero Cpn , 7/21/25 ... 8,204 6,545
7423511.SQ.FTS.B , Zero Cpn , 7/21/25 ... 1,950 1,882
7423616.SQ.FTS.B , Zero Cpn , 7/21/25 ... 6,906 6,712
7423763.SQ.FTS.B , Zero Cpn , 7/21/25 ... 7,327 7,015
7424195.SQ.FTS.B , Zero Cpn , 7/22/25 ... 4,359 4,150
7424605.SQ.FTS.B , Zero Cpn , 7/22/25 ... 4,626 4,438
7424919.SQ.FTS.B , Zero Cpn , 7/22/25 ... 6,079 5,788
7425257.SQ.FTS.B , Zero Cpn , 7/22/25 ... 3,096 2,418
7425370.SQ.FTS.B , Zero Cpn , 7/22/25 ... 569 552
7425403.SQ.FTS.B , Zero Cpn , 7/22/25 ... 354 349
7425410.SQ.FTS.B , Zero Cpn , 7/22/25 ... 448 437
7425417.SQ.FTS.B , Zero Cpn , 7/22/25 ... 7,070 6,607
7425547.SQ.FTS.B , Zero Cpn , 7/22/25 ... 313 311
7425587.SQ.FTS.B , Zero Cpn , 7/22/25 ... 28,704 27,211
7426171.SQ.FTS.B , Zero Cpn , 7/22/25 ... 2,030 1,944
7426220.SQ.FTS.B , Zero Cpn , 7/22/25 ... 2,208 2,146
7426279.SQ.FTS.B , Zero Cpn , 7/22/25 ... 2,806 2,715
7426378.SQ.FTS.B , Zero Cpn , 7/22/25 ... 3,342 3,301
7426532.SQ.FTS.B , Zero Cpn , 7/22/25 ... 6,507 6,259
7426644.SQ.FTS.B , Zero Cpn , 7/22/25 ... 3,188 2,685
7426731.SQ.FTS.B , Zero Cpn , 7/22/25 ... 179 175
7426750.SQ.FTS.B , Zero Cpn , 7/22/25 ... 1,835 1,675
7426798.SQ.FTS.B , Zero Cpn , 7/22/25 ... 7,054 6,840
7427031.SQ.FTS.B , Zero Cpn , 7/22/25 ... 2,305 2,191
7427054.SQ.FTS.B , Zero Cpn , 7/22/25 ... 1,184 1,176
7427156.SQ.FTS.B , Zero Cpn , 7/22/25 ... 1,858 1,835
7427280.SQ.FTS.B , Zero Cpn , 7/22/25 ... 2,988 2,925
7427323.SQ.FTS.B , Zero Cpn , 7/23/25 ... 4,161 4,005
7427436.SQ.FTS.B , Zero Cpn , 7/23/25 ... 22,791 22,328
7428341.SQ.FTS.B , Zero Cpn , 7/23/25 ... 6,274 6,042
7428683.SQ.FTS.B , Zero Cpn , 7/23/25 ... 7,524 7,274
7428814.SQ.FTS.B , Zero Cpn , 7/23/25 ... 6,194 5,679
7428991.SQ.FTS.B , Zero Cpn , 7/23/25 ... 4,267 4,084
7429080.SQ.FTS.B , Zero Cpn , 7/23/25 ... 3,531 3,498
7429263.SQ.FTS.B , Zero Cpn , 7/23/25 ... 1,776 1,682
7429294.SQ.FTS.B , Zero Cpn , 7/23/25 ... 9,108 8,661
7429488.SQ.FTS.B , Zero Cpn , 7/23/25 ... 99 98
7429624.SQ.FTS.B , Zero Cpn , 7/23/25 ... 28,799 27,318
7430033.SQ.FTS.B , Zero Cpn , 7/23/25 ... 4,505 4,281
7430208.SQ.FTS.B , Zero Cpn , 7/23/25 ... 4,804 4,624
7430313.SQ.FTS.B , Zero Cpn , 7/23/25 ... 8,319 8,095
7430504.SQ.FTS.B , Zero Cpn , 7/24/25 ... 68,115 53,947
7431885.SQ.FTS.B , Zero Cpn , 7/24/25 ... 33,215 31,444
7432399.SQ.FTS.B , Zero Cpn , 7/24/25 ... 1,405 1,309
7432425.SQ.FTS.B , Zero Cpn , 7/24/25 ... 11,247 11,045

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7432576.SQ.FTS.B , Zero Cpn , 7/24/25 ... $ 2,085 $ 1,986
7432611.SQ.FTS.B , Zero Cpn , 7/24/25 ... 1,295 1,259
7432633.SQ.FTS.B , Zero Cpn , 7/24/25 ... 11,708 11,369
7432878.SQ.FTS.B , Zero Cpn , 7/24/25 ... 1,622 1,585
7432936.SQ.FTS.B , Zero Cpn , 7/24/25 ... 2,951 2,892
7433029.SQ.FTS.B , Zero Cpn , 7/24/25 ... 21,246 20,145
7435515.SQ.FTS.B , Zero Cpn , 7/25/25 ... 47,541 45,731
7437318.SQ.FTS.B , Zero Cpn , 7/25/25 ... 277 272
7437332.SQ.FTS.B , Zero Cpn , 7/25/25 ... 1,088 1,043
7437401.SQ.FTS.B , Zero Cpn , 7/25/25 ... 4,645 4,548
7437622.SQ.FTS.B , Zero Cpn , 7/25/25 ... 18,935 18,112
7438053.SQ.FTS.B , Zero Cpn , 7/25/25 ... 10,156 8,361
7438490.SQ.FTS.B , Zero Cpn , 7/25/25 ... 10,412 10,059
7438816.SQ.FTS.B , Zero Cpn , 7/25/25 ... 10,951 9,325
7438896.SQ.FTS.B , Zero Cpn , 7/26/25 ... 2,420 2,260
7439007.SQ.FTS.B , Zero Cpn , 7/26/25 ... 553 548
7439022.SQ.FTS.B , Zero Cpn , 7/26/25 ... 29,247 22,750
7439796.SQ.FTS.B , Zero Cpn , 7/26/25 ... 10,570 10,108
7440177.SQ.FTS.B , Zero Cpn , 7/26/25 ... 20,867 20,222
7440704.SQ.FTS.B , Zero Cpn , 7/26/25 ... 21,555 21,279
7441417.SQ.FTS.B , Zero Cpn , 7/26/25 ... 3,196 2,472
7441508.SQ.FTS.B , Zero Cpn , 7/26/25 ... 2,182 2,119
7441625.SQ.FTS.B , Zero Cpn , 7/26/25 ... 28,627 25,077
7442052.SQ.FTS.B , Zero Cpn , 7/26/25 ... 17,780 17,357
7442091.SQ.FTS.B , Zero Cpn , 7/27/25 ... 2,572 2,495
7442151.SQ.FTS.B , Zero Cpn , 7/27/25 ... 1,993 1,919
7442178.SQ.FTS.B , Zero Cpn , 7/27/25 ... 11,253 11,057
7442409.SQ.FTS.B , Zero Cpn , 7/27/25 ... 2,363 2,267
7442461.SQ.FTS.B , Zero Cpn , 7/27/25 ... 3,781 3,619
7442526.SQ.FTS.B , Zero Cpn , 7/27/25 ... 4,017 3,805
7442597.SQ.FTS.B , Zero Cpn , 7/27/25 ... 4,323 4,253
7442700.SQ.FTS.B , Zero Cpn , 7/27/25 ... 13,199 12,564
7442906.SQ.FTS.B , Zero Cpn , 7/28/25 ... 11,846 11,097
7443079.SQ.FTS.B , Zero Cpn , 7/28/25 ... 2,197 1,534
7443113.SQ.FTS.B , Zero Cpn , 7/28/25 ... 1,184 1,161
7443195.SQ.FTS.B , Zero Cpn , 7/28/25 ... 19,527 16,742
7443443.SQ.FTS.B , Zero Cpn , 7/28/25 ... 7,035 6,606
7443560.SQ.FTS.B , Zero Cpn , 7/28/25 ... 9,695 9,353
7444301.SQ.FTS.B , Zero Cpn , 7/29/25 ... 1,301 1,280
7444391.SQ.FTS.B , Zero Cpn , 7/29/25 ... 20,893 20,068
7445512.SQ.FTS.B , Zero Cpn , 7/29/25 ... 5,540 5,275
7445619.SQ.FTS.B , Zero Cpn , 7/29/25 ... 6,255 6,035
7445822.SQ.FTS.B , Zero Cpn , 7/29/25 ... 8,131 7,732
7445935.SQ.FTS.B , Zero Cpn , 7/29/25 ... 4,988 4,800
7446017.SQ.FTS.B , Zero Cpn , 7/29/25 ... 11,866 11,337
7446298.SQ.FTS.B , Zero Cpn , 7/29/25 ... 26,771 25,599
7446590.SQ.FTS.B , Zero Cpn , 7/29/25 ... 12,360 11,907
7446852.SQ.FTS.B , Zero Cpn , 7/29/25 ... 10,674 10,105
7447048.SQ.FTS.B , Zero Cpn , 7/29/25 ... 43,825 18,353
7447555.SQ.FTS.B , Zero Cpn , 7/29/25 ... 1,200 1,179
7447604.SQ.FTS.B , Zero Cpn , 7/29/25 ... 11,924 11,668
7447726.SQ.FTS.B , Zero Cpn , 7/30/25 ... 839 809
7447752.SQ.FTS.B , Zero Cpn , 7/30/25 ... 5,276 5,027
7447855.SQ.FTS.B , Zero Cpn , 7/30/25 ... 14,017 13,314
7448225.SQ.FTS.B , Zero Cpn , 7/30/25 ... 4,736 4,553
7448426.SQ.FTS.B , Zero Cpn , 7/30/25 ... 14,604 14,047
7449027.SQ.FTS.B , Zero Cpn , 7/30/25 ... 1,945 1,875
7449061.SQ.FTS.B , Zero Cpn , 7/30/25 ... 11,161 10,729
Description
Principal
Amount Value
Block, Inc. (continued)
7449319.SQ.FTS.B , Zero Cpn , 7/30/25 ... $ 7,093 $ 6,863
7449511.SQ.FTS.B , Zero Cpn , 7/30/25 ... 3,770 3,631
7449554.SQ.FTS.B , Zero Cpn , 7/30/25 ... 5,306 5,061
7449612.SQ.FTS.B , Zero Cpn , 7/30/25 ... 13,530 13,004
7449746.SQ.FTS.B , Zero Cpn , 7/30/25 ... 13,527 12,983
7450028.SQ.FTS.B , Zero Cpn , 7/30/25 ... 6,377 6,133
7450140.SQ.FTS.B , Zero Cpn , 7/30/25 ... 16,977 16,338
7450390.SQ.FTS.B , Zero Cpn , 7/30/25 ... 50,405 43,971
7451169.SQ.FTS.B , Zero Cpn , 7/31/25 ... 46,361 44,805
7452711.SQ.FTS.B , Zero Cpn , 7/31/25 ... 6,072 5,819
7452755.SQ.FTS.B , Zero Cpn , 7/31/25 ... 4,847 4,043
7452824.SQ.FTS.B , Zero Cpn , 7/31/25 ... 6,740 6,474
7452908.SQ.FTS.B , Zero Cpn , 7/31/25 ... 7,748 7,468
7453017.SQ.FTS.B , Zero Cpn , 7/31/25 ... 7,005 6,751
7453293.SQ.FTS.B , Zero Cpn , 7/31/25 ... 1,303 1,265
7453341.SQ.FTS.B , Zero Cpn , 7/31/25 ... 3,780 3,683
7453589.SQ.FTS.B , Zero Cpn , 7/31/25 ... 4,634 4,459
7453760.SQ.FTS.B , Zero Cpn , 7/31/25 ... 2,553 2,432
7453872.SQ.FTS.B , Zero Cpn , 7/31/25 ... 79,470 72,662
7456228.SQ.FTS.B , Zero Cpn , 8/01/25 ... 9,951 9,590
7456637.SQ.FTS.B , Zero Cpn , 8/01/25 ... 2,757 2,678
7456811.SQ.FTS.B , Zero Cpn , 8/01/25 ... 2,808 2,708
7457087.SQ.FTS.B , Zero Cpn , 8/01/25 ... 4,262 4,111
7457423.SQ.FTS.B , Zero Cpn , 8/01/25 ... 4,546 4,369
7457614.SQ.FTS.B , Zero Cpn , 8/01/25 ... 19,580 17,907
7458111.SQ.FTS.B , Zero Cpn , 8/01/25 ... 10,216 9,548
7458295.SQ.FTS.B , Zero Cpn , 8/01/25 ... 7,252 6,962
7458520.SQ.FTS.B , Zero Cpn , 8/01/25 ... 732 677
7458740.SQ.FTS.B , Zero Cpn , 8/01/25 ... 11,611 11,220
7459076.SQ.FTS.B , Zero Cpn , 8/01/25 ... 1,320 1,102
7459098.SQ.FTS.B , Zero Cpn , 8/01/25 ... 13,140 12,654
7459524.SQ.FTS.B , Zero Cpn , 8/01/25 ... 4,559 4,395
7459816.SQ.FTS.B , Zero Cpn , 8/01/25 ... 8,780 7,072
7459894.SQ.FTS.B , Zero Cpn , 8/02/25 ... 5,463 5,115
7460140.SQ.FTS.B , Zero Cpn , 8/02/25 ... 415 404
7460229.SQ.FTS.B , Zero Cpn , 8/02/25 ... 1,327 1,282
7460320.SQ.FTS.B , Zero Cpn , 8/02/25 ... 1,402 1,352
7460418.SQ.FTS.B , Zero Cpn , 8/02/25 ... 5,237 5,044
7460729.SQ.FTS.B , Zero Cpn , 8/02/25 ... 521 497
7460767.SQ.FTS.B , Zero Cpn , 8/02/25 ... 883 842
7460809.SQ.FTS.B , Zero Cpn , 8/02/25 ... 1,598 1,551
7461009.SQ.FTS.B , Zero Cpn , 8/02/25 ... 7,433 7,141
7461225.SQ.FTS.B , Zero Cpn , 8/02/25 ... 7,329 7,039
7461359.SQ.FTS.B , Zero Cpn , 8/02/25 ... 10,885 7,757
7461478.SQ.FTS.B , Zero Cpn , 8/02/25 ... 1,335 902
7461498.SQ.FTS.B , Zero Cpn , 8/02/25 ... 1,737 1,616
7461517.SQ.FTS.B , Zero Cpn , 8/02/25 ... 1,087 878
7461524.SQ.FTS.B , Zero Cpn , 8/02/25 ... 2,973 2,598
7461552.SQ.FTS.B , Zero Cpn , 8/02/25 ... 9,006 8,723
7461758.SQ.FTS.B , Zero Cpn , 8/02/25 ... 1,756 1,697
7461791.SQ.FTS.B , Zero Cpn , 8/02/25 ... 2,268 2,185
7461833.SQ.FTS.B , Zero Cpn , 8/02/25 ... 1,771 1,718
7461933.SQ.FTS.B , Zero Cpn , 8/02/25 ... 8,122 7,801
7462079.SQ.FTS.B , Zero Cpn , 8/02/25 ... 46,501 44,306
7462734.SQ.FTS.B , Zero Cpn , 8/03/25 ... 949 908
7462768.SQ.FTS.B , Zero Cpn , 8/03/25 ... 10,800 9,619
7462898.SQ.FTS.B , Zero Cpn , 8/03/25 ... 3,519 3,351
7462934.SQ.FTS.B , Zero Cpn , 8/03/25 ... 7,646 7,357

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7463056.SQ.FTS.B , Zero Cpn , 8/03/25 ... $ 711 $ 690
7463074.SQ.FTS.B , Zero Cpn , 8/03/25 ... 22,199 21,160
7463493.SQ.FTS.B , Zero Cpn , 8/03/25 ... 8,586 8,153
7463636.SQ.FTS.B , Zero Cpn , 8/04/25 ... 1,080 955
7463656.SQ.FTS.B , Zero Cpn , 8/04/25 ... 1,477 1,353
7463682.SQ.FTS.B , Zero Cpn , 8/04/25 ... 10,088 9,616
7463882.SQ.FTS.B , Zero Cpn , 8/04/25 ... 520 498
7463900.SQ.FTS.B , Zero Cpn , 8/04/25 ... 2,872 2,408
7463948.SQ.FTS.B , Zero Cpn , 8/04/25 ... 13,410 12,681
7464150.SQ.FTS.B , Zero Cpn , 8/04/25 ... 25,443 24,439
7464907.SQ.FTS.B , Zero Cpn , 8/05/25 ... 2,705 2,589
7464949.SQ.FTS.B , Zero Cpn , 8/05/25 ... 39,654 37,102
7466228.SQ.FTS.B , Zero Cpn , 8/05/25 ... 1,241 1,195
7466260.SQ.FTS.B , Zero Cpn , 8/05/25 ... 36,396 34,072
7466947.SQ.FTS.B , Zero Cpn , 8/05/25 ... 45,919 43,955
7467895.SQ.FTS.B , Zero Cpn , 8/05/25 ... 16,096 15,390
7468254.SQ.FTS.B , Zero Cpn , 8/05/25 ... 5,338 5,123
7468408.SQ.FTS.B , Zero Cpn , 8/05/25 ... 9,421 9,043
7468484.SQ.FTS.B , Zero Cpn , 8/06/25 ... 27,792 26,005
7469125.SQ.FTS.B , Zero Cpn , 8/06/25 ... 7,641 7,317
7469531.SQ.FTS.B , Zero Cpn , 8/06/25 ... 401 385
7469578.SQ.FTS.B , Zero Cpn , 8/06/25 ... 7,125 6,870
7469866.SQ.FTS.B , Zero Cpn , 8/06/25 ... 4,474 4,199
7469997.SQ.FTS.B , Zero Cpn , 8/06/25 ... 1,019 983
7470030.SQ.FTS.B , Zero Cpn , 8/06/25 ... 3,513 3,383
7470184.SQ.FTS.B , Zero Cpn , 8/06/25 ... 3,330 3,237
7470470.SQ.FTS.B , Zero Cpn , 8/06/25 ... 28,182 27,232
7471310.SQ.FTS.B , Zero Cpn , 8/06/25 ... 4,820 4,608
7471403.SQ.FTS.B , Zero Cpn , 8/06/25 ... 7,237 6,945
7471561.SQ.FTS.B , Zero Cpn , 8/07/25 ... 1,256 1,208
7471648.SQ.FTS.B , Zero Cpn , 8/07/25 ... 404 385
7471663.SQ.FTS.B , Zero Cpn , 8/07/25 ... 2,621 2,404
7471745.SQ.FTS.B , Zero Cpn , 8/07/25 ... 23,664 22,718
7472446.SQ.FTS.B , Zero Cpn , 8/07/25 ... 3,920 3,752
7472573.SQ.FTS.B , Zero Cpn , 8/07/25 ... 2,504 2,406
7472656.SQ.FTS.B , Zero Cpn , 8/07/25 ... 24,905 23,928
7473122.SQ.FTS.B , Zero Cpn , 8/07/25 ... 8,384 7,983
7473257.SQ.FTS.B , Zero Cpn , 8/07/25 ... 8,659 8,282
7473339.SQ.FTS.B , Zero Cpn , 8/07/25 ... 2,205 2,100
7473372.SQ.FTS.B , Zero Cpn , 8/07/25 ... 47,612 45,533
7473943.SQ.FTS.B , Zero Cpn , 8/07/25 ... 6,832 6,510
7474010.SQ.FTS.B , Zero Cpn , 8/07/25 ... 8,875 8,552
7474126.SQ.FTS.B , Zero Cpn , 8/07/25 ... 38,462 36,953
7476687.SQ.FTS.B , Zero Cpn , 8/08/25 ... 14,359 13,435
7476873.SQ.FTS.B , Zero Cpn , 8/08/25 ... 1,794 1,738
7476915.SQ.FTS.B , Zero Cpn , 8/08/25 ... 5,245 5,104
7477148.SQ.FTS.B , Zero Cpn , 8/08/25 ... 1,250 1,200
7477182.SQ.FTS.B , Zero Cpn , 8/08/25 ... 5,919 4,830
7477370.SQ.FTS.B , Zero Cpn , 8/08/25 ... 1,096 1,051
7477397.SQ.FTS.B , Zero Cpn , 8/08/25 ... 628 609
7477476.SQ.FTS.B , Zero Cpn , 8/08/25 ... 621 608
7477549.SQ.FTS.B , Zero Cpn , 8/08/25 ... 6,145 5,927
7477749.SQ.FTS.B , Zero Cpn , 8/08/25 ... 1,198 1,140
7477779.SQ.FTS.B , Zero Cpn , 8/08/25 ... 2,839 2,754
7478061.SQ.FTS.B , Zero Cpn , 8/08/25 ... 5,913 5,695
7478189.SQ.FTS.B , Zero Cpn , 8/08/25 ... 3,697 3,560
7478257.SQ.FTS.B , Zero Cpn , 8/08/25 ... 35,746 34,046
7478938.SQ.FTS.B , Zero Cpn , 8/08/25 ... 55,533 50,949
Description
Principal
Amount Value
Block, Inc. (continued)
7479654.SQ.FTS.B , Zero Cpn , 8/08/25 ... $ 24,672 $ 23,659
7480224.SQ.FTS.B , Zero Cpn , 8/09/25 ... 1,708 1,558
7480253.SQ.FTS.B , Zero Cpn , 8/09/25 ... 2,060 1,928
7480323.SQ.FTS.B , Zero Cpn , 8/09/25 ... 506 491
7480472.SQ.FTS.B , Zero Cpn , 8/09/25 ... 354 345
7480526.SQ.FTS.B , Zero Cpn , 8/09/25 ... 14,801 14,253
7481180.SQ.FTS.B , Zero Cpn , 8/09/25 ... 4,730 4,553
7481366.SQ.FTS.B , Zero Cpn , 8/09/25 ... 569 466
7481496.SQ.FTS.B , Zero Cpn , 8/09/25 ... 292 284
7481530.SQ.FTS.B , Zero Cpn , 8/09/25 ... 2,751 2,648
7481641.SQ.FTS.B , Zero Cpn , 8/09/25 ... 2,667 2,505
7481718.SQ.FTS.B , Zero Cpn , 8/09/25 ... 34,507 33,139
7482265.SQ.FTS.B , Zero Cpn , 8/09/25 ... 6,669 6,404
7482438.SQ.FTS.B , Zero Cpn , 8/09/25 ... 6,928 5,840
7482534.SQ.FTS.B , Zero Cpn , 8/09/25 ... 27,241 26,050
7483180.SQ.FTS.B , Zero Cpn , 8/10/25 ... 2,184 2,118
7483237.SQ.FTS.B , Zero Cpn , 8/10/25 ... 1,028 989
7483269.SQ.FTS.B , Zero Cpn , 8/10/25 ... 547 528
7483276.SQ.FTS.B , Zero Cpn , 8/10/25 ... 2,486 2,278
7483319.SQ.FTS.B , Zero Cpn , 8/10/25 ... 1,492 1,444
7483349.SQ.FTS.B , Zero Cpn , 8/10/25 ... 3,126 3,016
7483407.SQ.FTS.B , Zero Cpn , 8/10/25 ... 11,824 11,295
7483577.SQ.FTS.B , Zero Cpn , 8/10/25 ... 925 870
7483589.SQ.FTS.B , Zero Cpn , 8/10/25 ... 3,373 3,243
7483642.SQ.FTS.B , Zero Cpn , 8/10/25 ... 928 897
7483654.SQ.FTS.B , Zero Cpn , 8/10/25 ... 4,598 4,305
7483714.SQ.FTS.B , Zero Cpn , 8/10/25 ... 1,106 1,045
7483732.SQ.FTS.B , Zero Cpn , 8/10/25 ... 5,930 5,664
7483805.SQ.FTS.B , Zero Cpn , 8/10/25 ... 8,225 7,887
7483959.SQ.FTS.B , Zero Cpn , 8/11/25 ... 3,791 3,204
7484021.SQ.FTS.B , Zero Cpn , 8/11/25 ... 4,781 4,463
7484088.SQ.FTS.B , Zero Cpn , 8/11/25 ... 668 644
7484095.SQ.FTS.B , Zero Cpn , 8/11/25 ... 4,770 4,606
7484183.SQ.FTS.B , Zero Cpn , 8/11/25 ... 9,329 8,837
7484313.SQ.FTS.B , Zero Cpn , 8/11/25 ... 1,067 941
7484325.SQ.FTS.B , Zero Cpn , 8/11/25 ... 4,573 4,377
7484399.SQ.FTS.B , Zero Cpn , 8/11/25 ... 801 774
7484428.SQ.FTS.B , Zero Cpn , 8/11/25 ... 12,505 11,832
7484593.SQ.FTS.B , Zero Cpn , 8/11/25 ... 2,838 2,727
7484629.SQ.FTS.B , Zero Cpn , 8/11/25 ... 8,969 8,641
7484772.SQ.FTS.B , Zero Cpn , 8/11/25 ... 3,484 3,342
7485046.SQ.FTS.B , Zero Cpn , 8/12/25 ... 3,944 3,804
7485181.SQ.FTS.B , Zero Cpn , 8/12/25 ... 2,496 2,331
7485300.SQ.FTS.B , Zero Cpn , 8/12/25 ... 4,780 4,611
7485578.SQ.FTS.B , Zero Cpn , 8/12/25 ... 14,608 14,021
7486176.SQ.FTS.B , Zero Cpn , 8/12/25 ... 3,873 3,659
7486266.SQ.FTS.B , Zero Cpn , 8/12/25 ... 8,869 8,512
7486505.SQ.FTS.B , Zero Cpn , 8/12/25 ... 679 652
7486526.SQ.FTS.B , Zero Cpn , 8/12/25 ... 81,535 78,203
7487628.SQ.FTS.B , Zero Cpn , 8/12/25 ... 10,063 9,694
7487818.SQ.FTS.B , Zero Cpn , 8/12/25 ... 41,340 39,740
7488366.SQ.FTS.B , Zero Cpn , 8/13/25 ... 2,604 2,480
7488451.SQ.FTS.B , Zero Cpn , 8/13/25 ... 1,280 1,232
7488512.SQ.FTS.B , Zero Cpn , 8/13/25 ... 1,934 1,869
7488557.SQ.FTS.B , Zero Cpn , 8/13/25 ... 2,208 2,115
7488630.SQ.FTS.B , Zero Cpn , 8/13/25 ... 1,674 1,610
7488673.SQ.FTS.B , Zero Cpn , 8/13/25 ... 1,266 1,225
7488800.SQ.FTS.B , Zero Cpn , 8/13/25 ... 2,213 2,123

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7488878.SQ.FTS.B , Zero Cpn , 8/13/25 ... $ 1,351 $ 1,307
7489058.SQ.FTS.B , Zero Cpn , 8/13/25 ... 1,391 1,335
7489102.SQ.FTS.B , Zero Cpn , 8/13/25 ... 13,452 12,868
7489736.SQ.FTS.B , Zero Cpn , 8/13/25 ... 3,568 3,424
7489856.SQ.FTS.B , Zero Cpn , 8/13/25 ... 1,336 1,292
7489904.SQ.FTS.B , Zero Cpn , 8/13/25 ... 1,784 1,721
7489964.SQ.FTS.B , Zero Cpn , 8/13/25 ... 888 855
7489988.SQ.FTS.B , Zero Cpn , 8/13/25 ... 1,668 1,603
7490046.SQ.FTS.B , Zero Cpn , 8/13/25 ... 2,065 1,994
7490121.SQ.FTS.B , Zero Cpn , 8/13/25 ... 4,248 4,087
7490203.SQ.FTS.B , Zero Cpn , 8/13/25 ... 1,534 1,485
7490217.SQ.FTS.B , Zero Cpn , 8/13/25 ... 58,459 56,177
7491313.SQ.FTS.B , Zero Cpn , 8/13/25 ... 19,501 18,626
7491690.SQ.FTS.B , Zero Cpn , 8/13/25 ... 45,622 43,755
7492035.SQ.FTS.B , Zero Cpn , 8/14/25 ... 969 643
7492075.SQ.FTS.B , Zero Cpn , 8/14/25 ... 332 321
7492106.SQ.FTS.B , Zero Cpn , 8/14/25 ... 1,366 1,301
7492175.SQ.FTS.B , Zero Cpn , 8/14/25 ... 1,783 1,712
7492228.SQ.FTS.B , Zero Cpn , 8/14/25 ... 848 813
7492252.SQ.FTS.B , Zero Cpn , 8/14/25 ... 18,473 17,724
7492792.SQ.FTS.B , Zero Cpn , 8/14/25 ... 2,089 2,017
7492868.SQ.FTS.B , Zero Cpn , 8/14/25 ... 32,528 31,182
7493805.SQ.FTS.B , Zero Cpn , 8/14/25 ... 362 351
7493832.SQ.FTS.B , Zero Cpn , 8/14/25 ... 46,036 44,149
7495008.SQ.FTS.B , Zero Cpn , 8/14/25 ... 11,145 9,612
7495374.SQ.FTS.B , Zero Cpn , 8/14/25 ... 5,478 5,239
7495473.SQ.FTS.B , Zero Cpn , 8/14/25 ... 854 825
7495547.SQ.FTS.B , Zero Cpn , 8/14/25 ... 22,888 22,055
7500124.SQ.FTS.B , Zero Cpn , 8/15/25 ... 4,104 3,922
7500219.SQ.FTS.B , Zero Cpn , 8/15/25 ... 4,598 4,298
7500281.SQ.FTS.B , Zero Cpn , 8/15/25 ... 14,515 13,949
7500628.SQ.FTS.B , Zero Cpn , 8/15/25 ... 4,257 4,071
7500763.SQ.FTS.B , Zero Cpn , 8/15/25 ... 2,725 2,604
7500824.SQ.FTS.B , Zero Cpn , 8/15/25 ... 30,662 24,219
7501613.SQ.FTS.B , Zero Cpn , 8/15/25 ... 958 746
7501648.SQ.FTS.B , Zero Cpn , 8/15/25 ... 1,958 1,875
7501724.SQ.FTS.B , Zero Cpn , 8/15/25 ... 908 875
7501761.SQ.FTS.B , Zero Cpn , 8/15/25 ... 3,012 2,913
7501906.SQ.FTS.B , Zero Cpn , 8/15/25 ... 11,312 10,888
7502162.SQ.FTS.B , Zero Cpn , 8/15/25 ... 1,505 1,444
7502190.SQ.FTS.B , Zero Cpn , 8/15/25 ... 5,923 5,547
7502263.SQ.FTS.B , Zero Cpn , 8/15/25 ... 1,778 1,662
7502317.SQ.FTS.B , Zero Cpn , 8/15/25 ... 9,947 9,529
7502450.SQ.FTS.B , Zero Cpn , 8/15/25 ... 5,511 5,280
7502561.SQ.FTS.B , Zero Cpn , 8/15/25 ... 502 489
7502635.SQ.FTS.B , Zero Cpn , 8/15/25 ... 1,284 1,236
7502667.SQ.FTS.B , Zero Cpn , 8/15/25 ... 1,625 1,558
7502710.SQ.FTS.B , Zero Cpn , 8/15/25 ... 4,385 4,119
7502769.SQ.FTS.B , Zero Cpn , 8/15/25 ... 1,642 1,396
7502789.SQ.FTS.B , Zero Cpn , 8/15/25 ... 2,556 2,207
7502801.SQ.FTS.B , Zero Cpn , 8/15/25 ... 19,374 18,573
7503088.SQ.FTS.B , Zero Cpn , 8/15/25 ... 15,404 14,728
7503327.SQ.FTS.B , Zero Cpn , 8/15/25 ... 8,263 7,920
7503516.SQ.FTS.B , Zero Cpn , 8/15/25 ... 6,087 5,383
7503625.SQ.FTS.B , Zero Cpn , 8/15/25 ... 10,436 10,010
7503855.SQ.FTS.B , Zero Cpn , 8/15/25 ... 386 374
7503873.SQ.FTS.B , Zero Cpn , 8/15/25 ... 376 362
7503931.SQ.FTS.B , Zero Cpn , 8/15/25 ... 3,668 3,525
Description
Principal
Amount Value
Block, Inc. (continued)
7504039.SQ.FTS.B , Zero Cpn , 8/15/25 ... $ 15,685 $ 15,062
7504526.SQ.FTS.B , Zero Cpn , 8/16/25 ... 3,432 3,228
7504583.SQ.FTS.B , Zero Cpn , 8/16/25 ... 1,307 1,260
7504617.SQ.FTS.B , Zero Cpn , 8/16/25 ... 27,855 26,642
7505386.SQ.FTS.B , Zero Cpn , 8/16/25 ... 16,869 15,864
7506060.SQ.FTS.B , Zero Cpn , 8/16/25 ... 7,685 7,345
7506281.SQ.FTS.B , Zero Cpn , 8/16/25 ... 8,528 8,180
7506523.SQ.FTS.B , Zero Cpn , 8/16/25 ... 1,300 1,241
7506554.SQ.FTS.B , Zero Cpn , 8/16/25 ... 830 799
7506594.SQ.FTS.B , Zero Cpn , 8/16/25 ... 35,893 33,860
7507129.SQ.FTS.B , Zero Cpn , 8/16/25 ... 3,552 3,420
7507205.SQ.FTS.B , Zero Cpn , 8/16/25 ... 3,853 3,696
7507287.SQ.FTS.B , Zero Cpn , 8/16/25 ... 564 543
7507304.SQ.FTS.B , Zero Cpn , 8/16/25 ... 1,147 1,081
7507322.SQ.FTS.B , Zero Cpn , 8/16/25 ... 14,157 13,508
7507516.SQ.FTS.B , Zero Cpn , 8/16/25 ... 2,231 2,153
7507547.SQ.FTS.B , Zero Cpn , 8/16/25 ... 642 618
7507572.SQ.FTS.B , Zero Cpn , 8/16/25 ... 6,316 6,060
7507712.SQ.FTS.B , Zero Cpn , 8/16/25 ... 1,981 1,901
7507743.SQ.FTS.B , Zero Cpn , 8/16/25 ... 54,462 52,231
7508686.SQ.FTS.B , Zero Cpn , 8/16/25 ... 5,115 4,905
7508779.SQ.FTS.B , Zero Cpn , 8/16/25 ... 7,336 7,058
7508856.SQ.FTS.B , Zero Cpn , 8/17/25 ... 4,195 4,023
7508929.SQ.FTS.B , Zero Cpn , 8/17/25 ... 1,637 1,556
7508964.SQ.FTS.B , Zero Cpn , 8/17/25 ... 4,902 4,756
7509099.SQ.FTS.B , Zero Cpn , 8/17/25 ... 1,594 1,498
7509113.SQ.FTS.B , Zero Cpn , 8/17/25 ... 1,518 1,419
7509159.SQ.FTS.B , Zero Cpn , 8/17/25 ... 1,754 1,669
7509197.SQ.FTS.B , Zero Cpn , 8/17/25 ... 5,374 5,159
7509324.SQ.FTS.B , Zero Cpn , 8/17/25 ... 4,645 4,415
7509412.SQ.FTS.B , Zero Cpn , 8/17/25 ... 5,761 5,117
7509474.SQ.FTS.B , Zero Cpn , 8/17/25 ... 5,104 4,856
7509541.SQ.FTS.B , Zero Cpn , 8/17/25 ... 9,263 8,005
7509663.SQ.FTS.B , Zero Cpn , 8/17/25 ... 1,722 1,671
7509714.SQ.FTS.B , Zero Cpn , 8/17/25 ... 19,720 18,892
7510016.SQ.FTS.B , Zero Cpn , 8/17/25 ... 1,064 1,025
7510035.SQ.FTS.B , Zero Cpn , 8/18/25 ... 11,830 11,077
7510213.SQ.FTS.B , Zero Cpn , 8/18/25 ... 8,093 7,737
7510311.SQ.FTS.B , Zero Cpn , 8/18/25 ... 1,090 1,004
7510326.SQ.FTS.B , Zero Cpn , 8/18/25 ... 6,982 6,741
7510466.SQ.FTS.B , Zero Cpn , 8/18/25 ... 3,735 3,579
7510509.SQ.FTS.B , Zero Cpn , 8/18/25 ... 1,484 1,422
7510534.SQ.FTS.B , Zero Cpn , 8/18/25 ... 3,257 3,125
7510582.SQ.FTS.B , Zero Cpn , 8/18/25 ... 477 463
7510598.SQ.FTS.B , Zero Cpn , 8/18/25 ... 4,091 3,937
7510654.SQ.FTS.B , Zero Cpn , 8/18/25 ... 9,579 9,275
7510865.SQ.FTS.B , Zero Cpn , 8/18/25 ... 25,414 24,350
7511241.SQ.FTS.B , Zero Cpn , 8/19/25 ... 3,328 3,205
7511303.SQ.FTS.B , Zero Cpn , 8/19/25 ... 10,110 9,311
7511467.SQ.FTS.B , Zero Cpn , 8/19/25 ... 19,002 18,162
7511680.SQ.FTS.B , Zero Cpn , 8/19/25 ... 5,986 5,637
7511743.SQ.FTS.B , Zero Cpn , 8/19/25 ... 618 595
7511756.SQ.FTS.B , Zero Cpn , 8/19/25 ... 2,277 2,193
7511795.SQ.FTS.B , Zero Cpn , 8/19/25 ... 2,674 2,544
7511818.SQ.FTS.B , Zero Cpn , 8/19/25 ... 2,311 2,207
7511854.SQ.FTS.B , Zero Cpn , 8/19/25 ... 2,289 1,983
7511878.SQ.FTS.B , Zero Cpn , 8/19/25 ... 43,420 41,680
7512365.SQ.FTS.B , Zero Cpn , 8/19/25 ... 11,746 10,557

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7512481.SQ.FTS.B , Zero Cpn , 8/19/25 ... $ 21,756 $ 20,586
7512881.SQ.FTS.B , Zero Cpn , 8/20/25 ... 9,595 9,191
7512993.SQ.FTS.B , Zero Cpn , 8/20/25 ... 15,323 14,648
7513399.SQ.FTS.B , Zero Cpn , 8/20/25 ... 6,740 6,317
7513631.SQ.FTS.B , Zero Cpn , 8/20/25 ... 3,702 3,481
7513718.SQ.FTS.B , Zero Cpn , 8/20/25 ... 27,448 26,435
7514196.SQ.FTS.B , Zero Cpn , 8/20/25 ... 7,095 6,302
7514308.SQ.FTS.B , Zero Cpn , 8/20/25 ... 4,221 4,055
7514385.SQ.FTS.B , Zero Cpn , 8/20/25 ... 9,085 8,724
7514520.SQ.FTS.B , Zero Cpn , 8/20/25 ... 967 929
7514547.SQ.FTS.B , Zero Cpn , 8/20/25 ... 6,861 6,607
7514652.SQ.FTS.B , Zero Cpn , 8/20/25 ... 8,549 8,265
7514835.SQ.FTS.B , Zero Cpn , 8/20/25 ... 1,536 1,460
7514844.SQ.FTS.B , Zero Cpn , 8/20/25 ... 1,809 1,718
7514860.SQ.FTS.B , Zero Cpn , 8/20/25 ... 722 520
7514863.SQ.FTS.B , Zero Cpn , 8/20/25 ... 10,600 9,932
7514967.SQ.FTS.B , Zero Cpn , 8/20/25 ... 3,399 3,250
7515017.SQ.FTS.B , Zero Cpn , 8/20/25 ... 17,412 16,676
7515221.SQ.FTS.B , Zero Cpn , 8/20/25 ... 9,495 8,967
7515335.SQ.FTS.B , Zero Cpn , 8/20/25 ... 33,556 32,248
7515846.SQ.FTS.B , Zero Cpn , 8/20/25 ... 22,672 21,662
7516387.SQ.FTS.B , Zero Cpn , 8/20/25 ... 1,808 1,733
7516409.SQ.FTS.B , Zero Cpn , 8/20/25 ... 1,612 1,537
7516419.SQ.FTS.B , Zero Cpn , 8/20/25 ... 2,664 2,573
7516507.SQ.FTS.B , Zero Cpn , 8/21/25 ... 9,162 8,741
7516671.SQ.FTS.B , Zero Cpn , 8/21/25 ... 1,845 1,770
7516681.SQ.FTS.B , Zero Cpn , 8/21/25 ... 5,366 5,151
7516731.SQ.FTS.B , Zero Cpn , 8/21/25 ... 3,655 3,530
7516799.SQ.FTS.B , Zero Cpn , 8/21/25 ... 3,811 3,652
7516939.SQ.FTS.B , Zero Cpn , 8/21/25 ... 22,140 21,380
7517810.SQ.FTS.B , Zero Cpn , 8/21/25 ... 2,120 1,884
7517846.SQ.FTS.B , Zero Cpn , 8/21/25 ... 9,252 8,853
7518078.SQ.FTS.B , Zero Cpn , 8/21/25 ... 12,885 12,355
7518283.SQ.FTS.B , Zero Cpn , 8/21/25 ... 5,910 5,669
7518362.SQ.FTS.B , Zero Cpn , 8/21/25 ... 2,231 2,151
7518395.SQ.FTS.B , Zero Cpn , 8/21/25 ... 4,960 4,464
7518436.SQ.FTS.B , Zero Cpn , 8/21/25 ... 5,052 4,331
7518495.SQ.FTS.B , Zero Cpn , 8/21/25 ... 2,943 2,790
7518534.SQ.FTS.B , Zero Cpn , 8/21/25 ... 2,707 2,590
7518584.SQ.FTS.B , Zero Cpn , 8/21/25 ... 63,106 60,462
7519533.SQ.FTS.B , Zero Cpn , 8/21/25 ... 1,788 1,706
7519559.SQ.FTS.B , Zero Cpn , 8/21/25 ... 4,232 3,957
7519602.SQ.FTS.B , Zero Cpn , 8/21/25 ... 3,103 2,978
7519664.SQ.FTS.B , Zero Cpn , 8/21/25 ... 11,721 11,253
7519868.SQ.FTS.B , Zero Cpn , 8/21/25 ... 4,517 4,315
7519968.SQ.FTS.B , Zero Cpn , 8/21/25 ... 21,426 19,593
7521804.SQ.FTS.B , Zero Cpn , 8/22/25 ... 12,696 12,163
7522148.SQ.FTS.B , Zero Cpn , 8/22/25 ... 1,818 1,743
7522180.SQ.FTS.B , Zero Cpn , 8/22/25 ... 5,008 4,757
7522299.SQ.FTS.B , Zero Cpn , 8/22/25 ... 11,975 11,501
7522961.SQ.FTS.B , Zero Cpn , 8/22/25 ... 15,234 14,618
7523682.SQ.FTS.B , Zero Cpn , 8/22/25 ... 3,131 3,004
7523805.SQ.FTS.B , Zero Cpn , 8/22/25 ... 5,503 5,316
7524068.SQ.FTS.B , Zero Cpn , 8/22/25 ... 29,142 28,039
7524632.SQ.FTS.B , Zero Cpn , 8/22/25 ... 20,031 19,245
7525019.SQ.FTS.B , Zero Cpn , 8/22/25 ... 36,597 34,679
7525637.SQ.FTS.B , Zero Cpn , 8/22/25 ... 3,357 2,440
7525697.SQ.FTS.B , Zero Cpn , 8/22/25 ... 12,509 12,020
Description
Principal
Amount Value
Block, Inc. (continued)
7526051.SQ.FTS.B , Zero Cpn , 8/22/25 ... $ 887 $ 833
7526085.SQ.FTS.B , Zero Cpn , 8/23/25 ... 2,026 1,946
7526215.SQ.FTS.B , Zero Cpn , 8/23/25 ... 11,750 11,290
7526613.SQ.FTS.B , Zero Cpn , 8/23/25 ... 3,225 3,096
7526839.SQ.FTS.B , Zero Cpn , 8/23/25 ... 3,695 3,507
7526916.SQ.FTS.B , Zero Cpn , 8/23/25 ... 4,768 4,512
7527110.SQ.FTS.B , Zero Cpn , 8/23/25 ... 1,105 1,060
7527171.SQ.FTS.B , Zero Cpn , 8/23/25 ... 1,583 1,320
7527267.SQ.FTS.B , Zero Cpn , 8/23/25 ... 780 735
7527301.SQ.FTS.B , Zero Cpn , 8/23/25 ... 15,722 14,761
7527775.SQ.FTS.B , Zero Cpn , 8/23/25 ... 3,445 3,303
7527856.SQ.FTS.B , Zero Cpn , 8/23/25 ... 7,962 7,608
7527982.SQ.FTS.B , Zero Cpn , 8/23/25 ... 6,632 6,338
7528456.SQ.FTS.B , Zero Cpn , 8/23/25 ... 4,861 4,626
7528519.SQ.FTS.B , Zero Cpn , 8/23/25 ... 8,254 7,900
7528640.SQ.FTS.B , Zero Cpn , 8/23/25 ... 1,539 1,484
7528668.SQ.FTS.B , Zero Cpn , 8/23/25 ... 22,580 21,583
7529157.SQ.FTS.B , Zero Cpn , 8/23/25 ... 4,321 4,089
7529211.SQ.FTS.B , Zero Cpn , 8/23/25 ... 4,642 4,482
7529394.SQ.FTS.B , Zero Cpn , 8/23/25 ... 4,092 3,968
7529577.SQ.FTS.B , Zero Cpn , 8/23/25 ... 4,225 3,961
7529702.SQ.FTS.B , Zero Cpn , 8/24/25 ... 1,453 1,401
7529773.SQ.FTS.B , Zero Cpn , 8/24/25 ... 1,319 1,271
7529794.SQ.FTS.B , Zero Cpn , 8/24/25 ... 3,486 3,334
7529844.SQ.FTS.B , Zero Cpn , 8/24/25 ... 12,104 11,693
7530021.SQ.FTS.B , Zero Cpn , 8/24/25 ... 1,589 1,487
7530051.SQ.FTS.B , Zero Cpn , 8/24/25 ... 3,745 3,624
7530194.SQ.FTS.B , Zero Cpn , 8/24/25 ... 18,216 17,464
7530426.SQ.FTS.B , Zero Cpn , 8/25/25 ... 4,665 4,442
7530487.SQ.FTS.B , Zero Cpn , 8/25/25 ... 10,995 10,430
7530640.SQ.FTS.B , Zero Cpn , 8/25/25 ... 5,388 5,197
7530736.SQ.FTS.B , Zero Cpn , 8/25/25 ... 5,330 5,124
7530817.SQ.FTS.B , Zero Cpn , 8/25/25 ... 1,588 1,527
7530833.SQ.FTS.B , Zero Cpn , 8/25/25 ... 1,215 1,016
7530845.SQ.FTS.B , Zero Cpn , 8/25/25 ... 3,672 3,536
7530896.SQ.FTS.B , Zero Cpn , 8/25/25 ... 2,334 2,214
7530927.SQ.FTS.B , Zero Cpn , 8/25/25 ... 1,782 1,683
7530954.SQ.FTS.B , Zero Cpn , 8/25/25 ... 9,038 8,732
7531128.SQ.FTS.B , Zero Cpn , 8/25/25 ... 3,326 3,179
7531165.SQ.FTS.B , Zero Cpn , 8/25/25 ... 6,439 6,187
7531562.SQ.FTS.B , Zero Cpn , 8/26/25 ... 1,740 1,674
7531607.SQ.FTS.B , Zero Cpn , 8/26/25 ... 10,926 10,469
7531924.SQ.FTS.B , Zero Cpn , 8/26/25 ... 222 215
7531999.SQ.FTS.B , Zero Cpn , 8/26/25 ... 8,013 7,400
7532234.SQ.FTS.B , Zero Cpn , 8/26/25 ... 11,386 10,857
7532836.SQ.FTS.B , Zero Cpn , 8/26/25 ... 8,768 8,403
7533068.SQ.FTS.B , Zero Cpn , 8/26/25 ... 5,223 4,943
7533196.SQ.FTS.B , Zero Cpn , 8/26/25 ... 3,712 3,547
7533303.SQ.FTS.B , Zero Cpn , 8/26/25 ... 1,273 1,031
7533315.SQ.FTS.B , Zero Cpn , 8/26/25 ... 9,328 9,004
7533564.SQ.FTS.B , Zero Cpn , 8/26/25 ... 2,166 2,047
7533597.SQ.FTS.B , Zero Cpn , 8/26/25 ... 13,103 12,490
7533783.SQ.FTS.B , Zero Cpn , 8/26/25 ... 6,063 5,832
7533921.SQ.FTS.B , Zero Cpn , 8/26/25 ... 21,164 18,499
7534204.SQ.FTS.B , Zero Cpn , 8/26/25 ... 6,284 6,041
7534275.SQ.FTS.B , Zero Cpn , 8/26/25 ... 13,555 12,718
7534451.SQ.FTS.B , Zero Cpn , 8/26/25 ... 50,342 47,624
7535286.SQ.FTS.B , Zero Cpn , 8/26/25 ... 1,389 1,331

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7535311.SQ.FTS.B , Zero Cpn , 8/26/25 ... $ 3,614 $ 3,425
7535396.SQ.FTS.B , Zero Cpn , 8/26/25 ... 1,928 1,802
7535438.SQ.FTS.B , Zero Cpn , 8/26/25 ... 22,196 21,374
7535779.SQ.FTS.B , Zero Cpn , 8/27/25 ... 4,607 4,421
7535909.SQ.FTS.B , Zero Cpn , 8/27/25 ... 11,944 10,450
7536137.SQ.FTS.B , Zero Cpn , 8/27/25 ... 881 840
7536158.SQ.FTS.B , Zero Cpn , 8/27/25 ... 1,575 1,421
7536191.SQ.FTS.B , Zero Cpn , 8/27/25 ... 883 843
7536219.SQ.FTS.B , Zero Cpn , 8/27/25 ... 2,305 2,207
7536262.SQ.FTS.B , Zero Cpn , 8/27/25 ... 12,079 11,544
7536577.SQ.FTS.B , Zero Cpn , 8/27/25 ... 19,397 18,494
7537469.SQ.FTS.B , Zero Cpn , 8/27/25 ... 2,405 2,268
7537534.SQ.FTS.B , Zero Cpn , 8/27/25 ... 1,098 1,049
7537580.SQ.FTS.B , Zero Cpn , 8/27/25 ... 28,504 27,156
7538114.SQ.FTS.B , Zero Cpn , 8/27/25 ... 2,395 2,299
7538172.SQ.FTS.B , Zero Cpn , 8/27/25 ... 5,095 4,896
7538280.SQ.FTS.B , Zero Cpn , 8/27/25 ... 2,293 2,198
7538310.SQ.FTS.B , Zero Cpn , 8/27/25 ... 52,715 50,489
7539188.SQ.FTS.B , Zero Cpn , 8/27/25 ... 6,495 6,183
7539355.SQ.FTS.B , Zero Cpn , 8/27/25 ... 2,017 1,959
7539394.SQ.FTS.B , Zero Cpn , 8/27/25 ... 3,909 3,734
7539465.SQ.FTS.B , Zero Cpn , 8/27/25 ... 928 884
7539490.SQ.FTS.B , Zero Cpn , 8/27/25 ... 3,587 3,432
7539584.SQ.FTS.B , Zero Cpn , 8/27/25 ... 3,009 2,814
7539664.SQ.FTS.B , Zero Cpn , 8/27/25 ... 2,706 2,606
7539738.SQ.FTS.B , Zero Cpn , 8/27/25 ... 25,426 22,246
7539849.SQ.FTS.B , Zero Cpn , 8/28/25 ... 6,688 6,408
7540113.SQ.FTS.B , Zero Cpn , 8/28/25 ... 3,453 2,985
7540193.SQ.FTS.B , Zero Cpn , 8/28/25 ... 31,893 30,565
7540992.SQ.FTS.B , Zero Cpn , 8/28/25 ... 855 821
7541133.SQ.FTS.B , Zero Cpn , 8/28/25 ... 5,135 4,920
7541258.SQ.FTS.B , Zero Cpn , 8/28/25 ... 6,796 6,067
7541351.SQ.FTS.B , Zero Cpn , 8/28/25 ... 1,889 1,794
7541385.SQ.FTS.B , Zero Cpn , 8/28/25 ... 7,699 7,309
7541531.SQ.FTS.B , Zero Cpn , 8/28/25 ... 18,958 18,245
7541849.SQ.FTS.B , Zero Cpn , 8/28/25 ... 9,067 8,647
7541957.SQ.FTS.B , Zero Cpn , 8/28/25 ... 771 741
7541976.SQ.FTS.B , Zero Cpn , 8/28/25 ... 7,028 6,701
7542074.SQ.FTS.B , Zero Cpn , 8/28/25 ... 49,470 46,379
7543164.SQ.FTS.B , Zero Cpn , 8/28/25 ... 3,951 3,528
7543284.SQ.FTS.B , Zero Cpn , 8/28/25 ... 2,478 2,371
7543362.SQ.FTS.B , Zero Cpn , 8/28/25 ... 18,233 17,465
7546105.SQ.FTS.B , Zero Cpn , 8/29/25 ... 1,793 1,551
7546168.SQ.FTS.B , Zero Cpn , 8/29/25 ... 5,857 5,617
7546277.SQ.FTS.B , Zero Cpn , 8/29/25 ... 8,600 8,126
7546505.SQ.FTS.B , Zero Cpn , 8/29/25 ... 596 576
7546533.SQ.FTS.B , Zero Cpn , 8/29/25 ... 1,979 1,895
7546564.SQ.FTS.B , Zero Cpn , 8/29/25 ... 33,675 32,239
7547613.SQ.FTS.B , Zero Cpn , 8/29/25 ... 1,866 1,767
7547669.SQ.FTS.B , Zero Cpn , 8/29/25 ... 9,268 8,875
7548012.SQ.FTS.B , Zero Cpn , 8/29/25 ... 75,565 71,770
7549453.SQ.FTS.B , Zero Cpn , 8/29/25 ... 3,468 3,147
7549549.SQ.FTS.B , Zero Cpn , 8/29/25 ... 4,428 4,234
7549657.SQ.FTS.B , Zero Cpn , 8/29/25 ... 5,697 5,456
7549778.SQ.FTS.B , Zero Cpn , 8/29/25 ... 4,867 4,705
7549987.SQ.FTS.B , Zero Cpn , 8/29/25 ... 1,314 1,137
7550015.SQ.FTS.B , Zero Cpn , 8/29/25 ... 4,717 4,555
7550151.SQ.FTS.B , Zero Cpn , 8/29/25 ... 911 866
Description
Principal
Amount Value
Block, Inc. (continued)
7550177.SQ.FTS.B , Zero Cpn , 8/29/25 ... $ 2,323 $ 2,231
7550201.SQ.FTS.B , Zero Cpn , 8/29/25 ... 17,483 16,543
7550557.SQ.FTS.B , Zero Cpn , 9/01/25 ... 4,257 4,096
7550671.SQ.FTS.B , Zero Cpn , 9/01/25 ... 7,246 6,945
7550903.SQ.FTS.B , Zero Cpn , 9/01/25 ... 4,875 4,626
7551019.SQ.FTS.B , Zero Cpn , 9/01/25 ... 5,259 5,077
7551251.SQ.FTS.B , Zero Cpn , 9/01/25 ... 12,225 11,297
7551712.SQ.FTS.B , Zero Cpn , 9/01/25 ... 6,197 5,899
7551906.SQ.FTS.B , Zero Cpn , 9/01/25 ... 7,962 7,628
7552146.SQ.FTS.B , Zero Cpn , 9/01/25 ... 1,042 1,002
7552166.SQ.FTS.B , Zero Cpn , 9/01/25 ... 1,096 819
7552197.SQ.FTS.B , Zero Cpn , 9/01/25 ... 3,119 3,000
7552382.SQ.FTS.B , Zero Cpn , 9/01/25 ... 1,857 1,790
7552433.SQ.FTS.B , Zero Cpn , 9/01/25 ... 5,090 4,875
7552512.SQ.FTS.B , Zero Cpn , 9/01/25 ... 31,203 29,687
7552973.SQ.FTS.B , Zero Cpn , 9/01/25 ... 42,702 40,337
7553679.SQ.FTS.B , Zero Cpn , 9/01/25 ... 5,422 5,216
7553770.SQ.FTS.B , Zero Cpn , 9/01/25 ... 5,259 5,111
7553919.SQ.FTS.B , Zero Cpn , 9/01/25 ... 6,616 6,295
7554044.SQ.FTS.B , Zero Cpn , 9/01/25 ... 4,268 4,068
7554148.SQ.FTS.B , Zero Cpn , 9/01/25 ... 7,863 7,508
7554297.SQ.FTS.B , Zero Cpn , 9/01/25 ... 4,965 4,620
7554367.SQ.FTS.B , Zero Cpn , 9/01/25 ... 4,333 4,191
7554479.SQ.FTS.B , Zero Cpn , 9/01/25 ... 122 118
7554507.SQ.FTS.B , Zero Cpn , 9/02/25 ... 6,331 6,060
7554615.SQ.FTS.B , Zero Cpn , 9/02/25 ... 5,840 5,583
7554697.SQ.FTS.B , Zero Cpn , 9/02/25 ... 713 689
7554717.SQ.FTS.B , Zero Cpn , 9/02/25 ... 2,651 2,505
7554960.SQ.FTS.B , Zero Cpn , 9/02/25 ... 9,689 9,204
7555148.SQ.FTS.B , Zero Cpn , 9/02/25 ... 631 597
7555163.SQ.FTS.B , Zero Cpn , 9/02/25 ... 3,064 2,932
7555250.SQ.FTS.B , Zero Cpn , 9/02/25 ... 1,272 1,211
7555284.SQ.FTS.B , Zero Cpn , 9/02/25 ... 430 412
7555298.SQ.FTS.B , Zero Cpn , 9/02/25 ... 14,926 14,274
7555650.SQ.FTS.B , Zero Cpn , 9/03/25 ... 4,735 4,515
7555786.SQ.FTS.B , Zero Cpn , 9/03/25 ... 7,617 7,309
7555959.SQ.FTS.B , Zero Cpn , 9/03/25 ... 1,439 1,372
7555981.SQ.FTS.B , Zero Cpn , 9/03/25 ... 2,376 2,273
7556035.SQ.FTS.B , Zero Cpn , 9/03/25 ... 10,625 10,113
7556272.SQ.FTS.B , Zero Cpn , 9/03/25 ... 1,202 1,152
7556297.SQ.FTS.B , Zero Cpn , 9/03/25 ... 2,286 2,114
7556358.SQ.FTS.B , Zero Cpn , 9/03/25 ... 1,139 1,090
7556386.SQ.FTS.B , Zero Cpn , 9/03/25 ... 11,192 10,704
7556681.SQ.FTS.B , Zero Cpn , 9/03/25 ... 23,873 22,816
7557196.SQ.FTS.B , Zero Cpn , 9/04/25 ... 1,097 1,025
7557219.SQ.FTS.B , Zero Cpn , 9/04/25 ... 5,712 4,835
7557715.SQ.FTS.B , Zero Cpn , 9/04/25 ... 8,897 8,519
7558126.SQ.FTS.B , Zero Cpn , 9/04/25 ... 5,167 4,496
7558287.SQ.FTS.B , Zero Cpn , 9/04/25 ... 30,784 28,480
7559051.SQ.FTS.B , Zero Cpn , 9/04/25 ... 26,199 25,097
7559566.SQ.FTS.B , Zero Cpn , 9/04/25 ... 2,098 2,007
7559634.SQ.FTS.B , Zero Cpn , 9/04/25 ... 7,520 7,196
7559825.SQ.FTS.B , Zero Cpn , 9/04/25 ... 7,054 6,756
7559961.SQ.FTS.B , Zero Cpn , 9/04/25 ... 745 724
7560015.SQ.FTS.B , Zero Cpn , 9/04/25 ... 4,499 4,284
7560129.SQ.FTS.B , Zero Cpn , 9/04/25 ... 10,521 10,124
7560334.SQ.FTS.B , Zero Cpn , 9/04/25 ... 7,113 6,826
7560634.SQ.FTS.B , Zero Cpn , 9/04/25 ... 4,623 4,353

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7560792.SQ.FTS.B , Zero Cpn , 9/04/25 ... $ 7,447 $ 7,111
7560946.SQ.FTS.B , Zero Cpn , 9/04/25 ... 402 392
7560995.SQ.FTS.B , Zero Cpn , 9/05/25 ... 15,228 14,537
7561322.SQ.FTS.B , Zero Cpn , 9/05/25 ... 5,471 5,222
7561461.SQ.FTS.B , Zero Cpn , 9/05/25 ... 3,691 3,557
7561625.SQ.FTS.B , Zero Cpn , 9/05/25 ... 5,821 5,569
7561757.SQ.FTS.B , Zero Cpn , 9/05/25 ... 11,189 10,773
7562114.SQ.FTS.B , Zero Cpn , 9/05/25 ... 2,720 2,565
7562185.SQ.FTS.B , Zero Cpn , 9/05/25 ... 14,175 13,495
7562656.SQ.FTS.B , Zero Cpn , 9/05/25 ... 34,372 32,389
7563273.SQ.FTS.B , Zero Cpn , 9/05/25 ... 1,155 1,083
7563329.SQ.FTS.B , Zero Cpn , 9/05/25 ... 5,677 5,348
7563421.SQ.FTS.B , Zero Cpn , 9/05/25 ... 2,258 2,194
7563464.SQ.FTS.B , Zero Cpn , 9/05/25 ... 3,197 3,090
7563511.SQ.FTS.B , Zero Cpn , 9/05/25 ... 2,308 2,216
7563524.SQ.FTS.B , Zero Cpn , 9/05/25 ... 10,338 9,780
7563685.SQ.FTS.B , Zero Cpn , 9/05/25 ... 1,087 1,052
7563704.SQ.FTS.B , Zero Cpn , 9/05/25 ... 20,807 19,905
7563961.SQ.FTS.B , Zero Cpn , 9/05/25 ... 840 814
7563968.SQ.FTS.B , Zero Cpn , 9/05/25 ... 11,006 10,560
7564132.SQ.FTS.B , Zero Cpn , 9/05/25 ... 15,292 14,286
7564378.SQ.FTS.B , Zero Cpn , 9/05/25 ... 14,523 13,895
7564607.SQ.FTS.B , Zero Cpn , 9/05/25 ... 20,353 19,560
7564952.SQ.FTS.B , Zero Cpn , 9/05/25 ... 724 707
7564992.SQ.FTS.B , Zero Cpn , 9/05/25 ... 600 579
7565002.SQ.FTS.B , Zero Cpn , 9/05/25 ... 562 490
7565053.SQ.FTS.B , Zero Cpn , 9/06/25 ... 3,877 3,760
7565275.SQ.FTS.B , Zero Cpn , 9/06/25 ... 1,671 1,607
7565348.SQ.FTS.B , Zero Cpn , 9/06/25 ... 4,635 3,936
7565451.SQ.FTS.B , Zero Cpn , 9/06/25 ... 4,001 3,769
7565538.SQ.FTS.B , Zero Cpn , 9/06/25 ... 2,285 2,187
7565580.SQ.FTS.B , Zero Cpn , 9/06/25 ... 3,387 3,239
7565633.SQ.FTS.B , Zero Cpn , 9/06/25 ... 2,481 2,377
7565692.SQ.FTS.B , Zero Cpn , 9/06/25 ... 1,719 1,645
7565733.SQ.FTS.B , Zero Cpn , 9/06/25 ... 4,988 4,753
7565802.SQ.FTS.B , Zero Cpn , 9/06/25 ... 7,501 7,163
7565975.SQ.FTS.B , Zero Cpn , 9/06/25 ... 4,428 4,219
7566096.SQ.FTS.B , Zero Cpn , 9/06/25 ... 13,240 12,370
7566445.SQ.FTS.B , Zero Cpn , 9/06/25 ... 1,253 1,025
7566458.SQ.FTS.B , Zero Cpn , 9/06/25 ... 12,888 12,269
7566752.SQ.FTS.B , Zero Cpn , 9/06/25 ... 53,160 50,888
7567428.SQ.FTS.B , Zero Cpn , 9/06/25 ... 61,113 58,449
7568398.SQ.FTS.B , Zero Cpn , 9/06/25 ... 7,991 7,539
7568529.SQ.FTS.B , Zero Cpn , 9/06/25 ... 9,271 8,342
7568612.SQ.FTS.B , Zero Cpn , 9/06/25 ... 7,039 6,763
7570947.SQ.FTS.B , Zero Cpn , 9/07/25 ... 2,403 2,157
7571002.SQ.FTS.B , Zero Cpn , 9/07/25 ... 1,890 1,782
7571045.SQ.FTS.B , Zero Cpn , 9/07/25 ... 3,532 3,301
7571117.SQ.FTS.B , Zero Cpn , 9/07/25 ... 2,416 2,314
7571198.SQ.FTS.B , Zero Cpn , 9/07/25 ... 21,479 18,767
7571502.SQ.FTS.B , Zero Cpn , 9/07/25 ... 907 830
7571507.SQ.FTS.B , Zero Cpn , 9/07/25 ... 5,001 4,565
7571558.SQ.FTS.B , Zero Cpn , 9/07/25 ... 791 761
7571567.SQ.FTS.B , Zero Cpn , 9/07/25 ... 12,746 12,184
7571666.SQ.FTS.B , Zero Cpn , 9/07/25 ... 5,301 5,079
7571785.SQ.FTS.B , Zero Cpn , 9/07/25 ... 6,428 6,109
7571980.SQ.FTS.B , Zero Cpn , 9/07/25 ... 10,276 9,640
7572328.SQ.FTS.B , Zero Cpn , 9/07/25 ... 6,858 6,563
Description
Principal
Amount Value
Block, Inc. (continued)
7572483.SQ.FTS.B , Zero Cpn , 9/07/25 ... $ 4,947 $ 4,714
7572609.SQ.FTS.B , Zero Cpn , 9/07/25 ... 25,809 24,508
7573102.SQ.FTS.B , Zero Cpn , 9/07/25 ... 8,661 8,218
7573220.SQ.FTS.B , Zero Cpn , 9/07/25 ... 13,042 12,552
7573443.SQ.FTS.B , Zero Cpn , 9/07/25 ... 1,154 1,112
7573480.SQ.FTS.B , Zero Cpn , 9/07/25 ... 5,748 5,488
7573604.SQ.FTS.B , Zero Cpn , 9/07/25 ... 444 428
7573640.SQ.FTS.B , Zero Cpn , 9/07/25 ... 5,190 4,963
7573684.SQ.FTS.B , Zero Cpn , 9/07/25 ... 1,478 1,387
7573724.SQ.FTS.B , Zero Cpn , 9/07/25 ... 4,705 4,437
7573803.SQ.FTS.B , Zero Cpn , 9/07/25 ... 6,530 6,341
7573894.SQ.FTS.B , Zero Cpn , 9/07/25 ... 2,973 2,793
7573916.SQ.FTS.B , Zero Cpn , 9/07/25 ... 6,153 5,931
7573972.SQ.FTS.B , Zero Cpn , 9/07/25 ... 6,374 5,977
7574028.SQ.FTS.B , Zero Cpn , 9/07/25 ... 9,653 9,166
7574442.SQ.FTS.B , Zero Cpn , 9/07/25 ... 11,121 10,646
7574592.SQ.FTS.B , Zero Cpn , 9/07/25 ... 1,710 1,606
7574624.SQ.FTS.B , Zero Cpn , 9/07/25 ... 3,446 3,190
7574662.SQ.FTS.B , Zero Cpn , 9/07/25 ... 756 690
7574668.SQ.FTS.B , Zero Cpn , 9/07/25 ... 5,988 5,723
7574768.SQ.FTS.B , Zero Cpn , 9/08/25 ... 9,400 8,989
7574863.SQ.FTS.B , Zero Cpn , 9/08/25 ... 5,388 5,152
7574932.SQ.FTS.B , Zero Cpn , 9/08/25 ... 8,602 8,070
7575058.SQ.FTS.B , Zero Cpn , 9/08/25 ... 3,104 2,847
7575095.SQ.FTS.B , Zero Cpn , 9/08/25 ... 40,008 37,988
7576257.SQ.FTS.B , Zero Cpn , 9/08/25 ... 7,892 7,493
7576434.SQ.FTS.B , Zero Cpn , 9/08/25 ... 3,549 3,417
7576536.SQ.FTS.B , Zero Cpn , 9/08/25 ... 11,834 11,435
7576835.SQ.FTS.B , Zero Cpn , 9/08/25 ... 6,893 6,570
7576912.SQ.FTS.B , Zero Cpn , 9/08/25 ... 46,486 44,490
7577451.SQ.FTS.B , Zero Cpn , 9/08/25 ... 11,073 10,054
7577627.SQ.FTS.B , Zero Cpn , 9/08/25 ... 7,845 7,469
7577716.SQ.FTS.B , Zero Cpn , 9/08/25 ... 994 951
7577744.SQ.FTS.B , Zero Cpn , 9/08/25 ... 18,523 16,818
7577980.SQ.FTS.B , Zero Cpn , 9/08/25 ... 13,937 13,179
7578140.SQ.FTS.B , Zero Cpn , 9/08/25 ... 6,329 6,074
7578276.SQ.FTS.B , Zero Cpn , 9/08/25 ... 695 663
7578286.SQ.FTS.B , Zero Cpn , 9/08/25 ... 5,553 5,374
7578409.SQ.FTS.B , Zero Cpn , 9/09/25 ... 20,386 19,371
7578711.SQ.FTS.B , Zero Cpn , 9/09/25 ... 2,874 2,748
7578761.SQ.FTS.B , Zero Cpn , 9/09/25 ... 6,932 6,628
7578877.SQ.FTS.B , Zero Cpn , 9/09/25 ... 1,040 769
7578899.SQ.FTS.B , Zero Cpn , 9/09/25 ... 15,761 15,007
7579144.SQ.FTS.B , Zero Cpn , 9/09/25 ... 5,557 5,333
7579240.SQ.FTS.B , Zero Cpn , 9/09/25 ... 10,763 10,112
7579408.SQ.FTS.B , Zero Cpn , 9/09/25 ... 8,274 7,766
7579524.SQ.FTS.B , Zero Cpn , 9/10/25 ... 6,386 6,082
7579649.SQ.FTS.B , Zero Cpn , 9/10/25 ... 2,032 1,909
7579700.SQ.FTS.B , Zero Cpn , 9/10/25 ... 4,826 4,602
7579776.SQ.FTS.B , Zero Cpn , 9/10/25 ... 2,427 2,330
7579842.SQ.FTS.B , Zero Cpn , 9/10/25 ... 5,792 5,542
7579942.SQ.FTS.B , Zero Cpn , 9/10/25 ... 7,626 6,857
7580066.SQ.FTS.B , Zero Cpn , 9/10/25 ... 1,448 1,359
7580089.SQ.FTS.B , Zero Cpn , 9/10/25 ... 27,492 26,287
7580664.SQ.FTS.B , Zero Cpn , 9/11/25 ... 2,833 2,631
7580704.SQ.FTS.B , Zero Cpn , 9/11/25 ... 3,339 3,185
7580830.SQ.FTS.B , Zero Cpn , 9/11/25 ... 13,829 13,201
7581484.SQ.FTS.B , Zero Cpn , 9/11/25 ... 7,311 6,987

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
64
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7581718.SQ.FTS.B , Zero Cpn , 9/11/25 ... $ 1,255 $ 1,200
7581762.SQ.FTS.B , Zero Cpn , 9/11/25 ... 4,232 4,043
7581869.SQ.FTS.B , Zero Cpn , 9/11/25 ... 2,242 2,123
7581921.SQ.FTS.B , Zero Cpn , 9/11/25 ... 6,542 6,286
7583214.SQ.FTS.B , Zero Cpn , 9/11/25 ... 11,522 11,035
7583633.SQ.FTS.B , Zero Cpn , 9/11/25 ... 9,234 8,810
7583759.SQ.FTS.B , Zero Cpn , 9/11/25 ... 4,346 4,158
7583841.SQ.FTS.B , Zero Cpn , 9/11/25 ... 7,341 7,029
7584059.SQ.FTS.B , Zero Cpn , 9/11/25 ... 4,530 4,332
7584365.SQ.FTS.B , Zero Cpn , 9/12/25 ... 1,721 1,629
7584410.SQ.FTS.B , Zero Cpn , 9/12/25 ... 4,591 4,376
7584531.SQ.FTS.B , Zero Cpn , 9/12/25 ... 8,725 8,355
7584915.SQ.FTS.B , Zero Cpn , 9/12/25 ... 3,815 3,652
7585047.SQ.FTS.B , Zero Cpn , 9/12/25 ... 508 486
7585060.SQ.FTS.B , Zero Cpn , 9/12/25 ... 862 830
7585083.SQ.FTS.B , Zero Cpn , 9/12/25 ... 4,413 4,220
7585157.SQ.FTS.B , Zero Cpn , 9/12/25 ... 25,288 24,222
7585837.SQ.FTS.B , Zero Cpn , 9/12/25 ... 10,348 9,855
7586021.SQ.FTS.B , Zero Cpn , 9/12/25 ... 4,482 4,275
7586093.SQ.FTS.B , Zero Cpn , 9/12/25 ... 437 420
7586107.SQ.FTS.B , Zero Cpn , 9/12/25 ... 5,849 5,603
7586206.SQ.FTS.B , Zero Cpn , 9/12/25 ... 1,388 1,265
7586228.SQ.FTS.B , Zero Cpn , 9/12/25 ... 3,491 3,319
7586278.SQ.FTS.B , Zero Cpn , 9/12/25 ... 10,431 9,997
7586482.SQ.FTS.B , Zero Cpn , 9/12/25 ... 2,113 2,033
7586554.SQ.FTS.B , Zero Cpn , 9/12/25 ... 873 843
7586602.SQ.FTS.B , Zero Cpn , 9/12/25 ... 2,773 2,644
7586625.SQ.FTS.B , Zero Cpn , 9/12/25 ... 193 187
7586628.SQ.FTS.B , Zero Cpn , 9/12/25 ... 2,981 2,850
7586669.SQ.FTS.B , Zero Cpn , 9/12/25 ... 2,897 2,721
7586700.SQ.FTS.B , Zero Cpn , 9/12/25 ... 13,577 13,065
7586865.SQ.FTS.B , Zero Cpn , 9/12/25 ... 605 572
7586876.SQ.FTS.B , Zero Cpn , 9/12/25 ... 3,893 3,696
7586914.SQ.FTS.B , Zero Cpn , 9/12/25 ... 9,876 9,442
7587033.SQ.FTS.B , Zero Cpn , 9/12/25 ... 14,112 13,557
7587289.SQ.FTS.B , Zero Cpn , 9/12/25 ... 48,998 46,887
7587881.SQ.FTS.B , Zero Cpn , 9/12/25 ... 1,622 1,487
7587899.SQ.FTS.B , Zero Cpn , 9/12/25 ... 2,321 2,208
7587938.SQ.FTS.B , Zero Cpn , 9/12/25 ... 5,286 5,103
7588081.SQ.FTS.B , Zero Cpn , 9/12/25 ... 7,181 6,868
7588140.SQ.FTS.B , Zero Cpn , 9/13/25 ... 5,028 4,598
7588197.SQ.FTS.B , Zero Cpn , 9/13/25 ... 1,978 1,903
7588218.SQ.FTS.B , Zero Cpn , 9/13/25 ... 3,536 3,282
7588356.SQ.FTS.B , Zero Cpn , 9/13/25 ... 6,632 6,337
7588448.SQ.FTS.B , Zero Cpn , 9/13/25 ... 10,064 8,925
7588665.SQ.FTS.B , Zero Cpn , 9/13/25 ... 11,521 11,028
7589050.SQ.FTS.B , Zero Cpn , 9/13/25 ... 3,285 3,142
7589125.SQ.FTS.B , Zero Cpn , 9/13/25 ... 15,202 14,391
7589411.SQ.FTS.B , Zero Cpn , 9/13/25 ... 9,226 8,804
7589505.SQ.FTS.B , Zero Cpn , 9/13/25 ... 57,546 55,078
7590210.SQ.FTS.B , Zero Cpn , 9/13/25 ... 2,292 2,178
7590230.SQ.FTS.B , Zero Cpn , 9/13/25 ... 4,797 4,368
7590284.SQ.FTS.B , Zero Cpn , 9/13/25 ... 2,355 2,246
7590298.SQ.FTS.B , Zero Cpn , 9/13/25 ... 7,104 6,805
7590339.SQ.FTS.B , Zero Cpn , 9/13/25 ... 6,197 5,845
7590365.SQ.FTS.B , Zero Cpn , 9/13/25 ... 2,399 2,323
7590419.SQ.FTS.B , Zero Cpn , 9/13/25 ... 54,871 51,320
7593174.SQ.FTS.B , Zero Cpn , 9/14/25 ... 766 727
Description
Principal
Amount Value
Block, Inc. (continued)
7593298.SQ.FTS.B , Zero Cpn , 9/14/25 ... $ 1,754 $ 1,668
7593394.SQ.FTS.B , Zero Cpn , 9/14/25 ... 6,806 6,487
7593442.SQ.FTS.B , Zero Cpn , 9/14/25 ... 3,767 3,609
7593527.SQ.FTS.B , Zero Cpn , 9/14/25 ... 16,844 16,210
7593939.SQ.FTS.B , Zero Cpn , 9/14/25 ... 12,958 12,445
7594426.SQ.FTS.B , Zero Cpn , 9/14/25 ... 1,004 961
7594477.SQ.FTS.B , Zero Cpn , 9/14/25 ... 1,538 1,353
7594511.SQ.FTS.B , Zero Cpn , 9/14/25 ... 10,177 9,732
7594701.SQ.FTS.B , Zero Cpn , 9/14/25 ... 1,375 1,311
7594732.SQ.FTS.B , Zero Cpn , 9/14/25 ... 10,006 9,512
7594949.SQ.FTS.B , Zero Cpn , 9/14/25 ... 2,210 2,118
7595019.SQ.FTS.B , Zero Cpn , 9/14/25 ... 9,653 9,129
7595222.SQ.FTS.B , Zero Cpn , 9/14/25 ... 5,155 4,944
7595284.SQ.FTS.B , Zero Cpn , 9/14/25 ... 1,620 1,556
7595314.SQ.FTS.B , Zero Cpn , 9/14/25 ... 15,053 14,370
7595485.SQ.FTS.B , Zero Cpn , 9/14/25 ... 5,264 4,991
7595525.SQ.FTS.B , Zero Cpn , 9/14/25 ... 1,397 1,342
7595532.SQ.FTS.B , Zero Cpn , 9/14/25 ... 2,316 1,746
7595549.SQ.FTS.B , Zero Cpn , 9/14/25 ... 29,896 25,725
7595997.SQ.FTS.B , Zero Cpn , 9/14/25 ... 652 618
7596003.SQ.FTS.B , Zero Cpn , 9/14/25 ... 6,770 6,437
7596084.SQ.FTS.B , Zero Cpn , 9/14/25 ... 10,232 9,486
7596204.SQ.FTS.B , Zero Cpn , 9/14/25 ... 1,135 1,097
7596235.SQ.FTS.B , Zero Cpn , 9/14/25 ... 28,830 27,407
7596687.SQ.FTS.B , Zero Cpn , 9/14/25 ... 15,317 14,627
7597130.SQ.FTS.B , Zero Cpn , 9/15/25 ... 10,866 10,376
7597317.SQ.FTS.B , Zero Cpn , 9/15/25 ... 16,320 15,671
7597921.SQ.FTS.B , Zero Cpn , 9/15/25 ... 3,565 3,397
7598019.SQ.FTS.B , Zero Cpn , 9/15/25 ... 57,328 53,805
7598834.SQ.FTS.B , Zero Cpn , 9/15/25 ... 7,362 7,068
7598949.SQ.FTS.B , Zero Cpn , 9/15/25 ... 62,876 60,027
7599917.SQ.FTS.B , Zero Cpn , 9/15/25 ... 842 701
7599921.SQ.FTS.B , Zero Cpn , 9/15/25 ... 2,087 2,011
7599946.SQ.FTS.B , Zero Cpn , 9/16/25 ... 8,437 8,083
7600072.SQ.FTS.B , Zero Cpn , 9/16/25 ... 4,612 4,320
7600104.SQ.FTS.B , Zero Cpn , 9/16/25 ... 4,367 4,174
7600162.SQ.FTS.B , Zero Cpn , 9/16/25 ... 14,635 13,969
7600338.SQ.FTS.B , Zero Cpn , 9/16/25 ... 12,425 11,835
7600486.SQ.FTS.B , Zero Cpn , 9/16/25 ... 645 571
7600492.SQ.FTS.B , Zero Cpn , 9/16/25 ... 1,355 1,282
7600506.SQ.FTS.B , Zero Cpn , 9/16/25 ... 17,688 16,900
7600735.SQ.FTS.B , Zero Cpn , 9/16/25 ... 15,661 14,928
7600919.SQ.FTS.B , Zero Cpn , 9/16/25 ... 2,250 2,144
7600945.SQ.FTS.B , Zero Cpn , 9/16/25 ... 1,053 835
7600965.SQ.FTS.B , Zero Cpn , 9/16/25 ... 5,647 5,149
7601023.SQ.FTS.B , Zero Cpn , 9/17/25 ... 1,763 1,696
7601044.SQ.FTS.B , Zero Cpn , 9/17/25 ... 3,519 3,301
7601096.SQ.FTS.B , Zero Cpn , 9/17/25 ... 17,472 16,683
7601310.SQ.FTS.B , Zero Cpn , 9/17/25 ... 3,678 3,516
7601351.SQ.FTS.B , Zero Cpn , 9/17/25 ... 8,716 8,339
7601461.SQ.FTS.B , Zero Cpn , 9/17/25 ... 37,344 34,990
7602249.SQ.FTS.B , Zero Cpn , 9/18/25 ... 7,572 7,227
7602494.SQ.FTS.B , Zero Cpn , 9/18/25 ... 2,325 1,972
7602834.SQ.FTS.B , Zero Cpn , 9/18/25 ... 1,685 1,616
7602907.SQ.FTS.B , Zero Cpn , 9/18/25 ... 1,932 1,846
7602968.SQ.FTS.B , Zero Cpn , 9/18/25 ... 3,681 3,531
7603085.SQ.FTS.B , Zero Cpn , 9/18/25 ... 5,500 4,856
7603156.SQ.FTS.B , Zero Cpn , 9/18/25 ... 6,157 5,869

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7603343.SQ.FTS.B , Zero Cpn , 9/18/25 ... $ 3,009 $ 2,754
7603430.SQ.FTS.B , Zero Cpn , 9/18/25 ... 7,196 6,871
7603519.SQ.FTS.B , Zero Cpn , 9/18/25 ... 6,020 5,678
7603631.SQ.FTS.B , Zero Cpn , 9/18/25 ... 1,787 1,725
7603666.SQ.FTS.B , Zero Cpn , 9/18/25 ... 6,508 6,164
7603790.SQ.FTS.B , Zero Cpn , 9/18/25 ... 64,357 61,482
7604673.SQ.FTS.B , Zero Cpn , 9/18/25 ... 3,116 2,948
7604755.SQ.FTS.B , Zero Cpn , 9/18/25 ... 2,491 2,375
7605863.SQ.FTS.B , Zero Cpn , 9/19/25 ... 30,495 29,180
7606602.SQ.FTS.B , Zero Cpn , 9/19/25 ... 3,616 3,474
7606775.SQ.FTS.B , Zero Cpn , 9/19/25 ... 740 706
7606805.SQ.FTS.B , Zero Cpn , 9/19/25 ... 880 843
7606824.SQ.FTS.B , Zero Cpn , 9/19/25 ... 27,102 25,731
7607301.SQ.FTS.B , Zero Cpn , 9/19/25 ... 7,941 7,034
7607440.SQ.FTS.B , Zero Cpn , 9/19/25 ... 16,330 15,605
7607656.SQ.FTS.B , Zero Cpn , 9/19/25 ... 5,420 5,205
7607715.SQ.FTS.B , Zero Cpn , 9/19/25 ... 10,393 9,831
7607807.SQ.FTS.B , Zero Cpn , 9/19/25 ... 12,541 11,966
7607956.SQ.FTS.B , Zero Cpn , 9/19/25 ... 3,943 3,734
7608006.SQ.FTS.B , Zero Cpn , 9/19/25 ... 4,469 4,270
7608067.SQ.FTS.B , Zero Cpn , 9/19/25 ... 23,149 22,147
7608442.SQ.FTS.B , Zero Cpn , 9/19/25 ... 11,823 11,261
7608568.SQ.FTS.B , Zero Cpn , 9/19/25 ... 6,214 5,944
7608655.SQ.FTS.B , Zero Cpn , 9/19/25 ... 998 954
7608678.SQ.FTS.B , Zero Cpn , 9/19/25 ... 1,597 1,494
7608715.SQ.FTS.B , Zero Cpn , 9/19/25 ... 32,955 31,364
7609040.SQ.FTS.B , Zero Cpn , 9/19/25 ... 2,931 2,811
7609063.SQ.FTS.B , Zero Cpn , 9/19/25 ... 8,908 8,518
7609206.SQ.FTS.B , Zero Cpn , 9/20/25 ... 2,062 1,975
7609277.SQ.FTS.B , Zero Cpn , 9/20/25 ... 16,974 16,277
7609733.SQ.FTS.B , Zero Cpn , 9/20/25 ... 15,064 14,123
7610199.SQ.FTS.B , Zero Cpn , 9/20/25 ... 5,775 5,531
7610305.SQ.FTS.B , Zero Cpn , 9/20/25 ... 5,397 5,147
7610399.SQ.FTS.B , Zero Cpn , 9/20/25 ... 26,086 24,680
7610842.SQ.FTS.B , Zero Cpn , 9/20/25 ... 11,510 10,968
7610985.SQ.FTS.B , Zero Cpn , 9/20/25 ... 21,177 20,084
7611158.SQ.FTS.B , Zero Cpn , 9/20/25 ... 24,575 23,385
7611380.SQ.FTS.B , Zero Cpn , 9/20/25 ... 7,421 7,094
7611491.SQ.FTS.B , Zero Cpn , 9/20/25 ... 1,016 971
7611499.SQ.FTS.B , Zero Cpn , 9/20/25 ... 2,023 1,956
7611532.SQ.FTS.B , Zero Cpn , 9/20/25 ... 7,509 7,160
7611638.SQ.FTS.B , Zero Cpn , 9/20/25 ... 15,752 15,137
7611874.SQ.FTS.B , Zero Cpn , 9/20/25 ... 5,687 5,439
7611918.SQ.FTS.B , Zero Cpn , 9/20/25 ... 5,209 4,939
7611951.SQ.FTS.B , Zero Cpn , 9/20/25 ... 20,272 19,346
7612140.SQ.FTS.B , Zero Cpn , 9/20/25 ... 4,040 3,797
7612191.SQ.FTS.B , Zero Cpn , 9/20/25 ... 691 672
7612211.SQ.FTS.B , Zero Cpn , 9/20/25 ... 3,913 3,756
7612289.SQ.FTS.B , Zero Cpn , 9/20/25 ... 1,806 1,623
7612323.SQ.FTS.B , Zero Cpn , 9/20/25 ... 4,749 4,558
7614486.SQ.FTS.B , Zero Cpn , 9/21/25 ... 7,216 6,898
7614756.SQ.FTS.B , Zero Cpn , 9/21/25 ... 19,040 18,289
7615456.SQ.FTS.B , Zero Cpn , 9/21/25 ... 1,257 1,163
7615488.SQ.FTS.B , Zero Cpn , 9/21/25 ... 1,946 1,857
7615540.SQ.FTS.B , Zero Cpn , 9/21/25 ... 9,396 8,969
7615760.SQ.FTS.B , Zero Cpn , 9/21/25 ... 1,934 1,850
7615805.SQ.FTS.B , Zero Cpn , 9/21/25 ... 12,186 11,761
7616238.SQ.FTS.B , Zero Cpn , 9/21/25 ... 49,929 47,740
Description
Principal
Amount Value
Block, Inc. (continued)
7616813.SQ.FTS.B , Zero Cpn , 9/21/25 ... $ 13,793 $ 13,090
7616973.SQ.FTS.B , Zero Cpn , 9/21/25 ... 3,046 2,891
7617006.SQ.FTS.B , Zero Cpn , 9/21/25 ... 29,093 28,045
7617393.SQ.FTS.B , Zero Cpn , 9/21/25 ... 9,605 9,172
7617534.SQ.FTS.B , Zero Cpn , 9/21/25 ... 3,315 3,158
7617566.SQ.FTS.B , Zero Cpn , 9/21/25 ... 12,680 12,115
7617694.SQ.FTS.B , Zero Cpn , 9/21/25 ... 5,985 5,713
7617771.SQ.FTS.B , Zero Cpn , 9/21/25 ... 9,125 8,753
7617891.SQ.FTS.B , Zero Cpn , 9/21/25 ... 5,436 5,165
7617942.SQ.FTS.B , Zero Cpn , 9/21/25 ... 4,266 4,069
7618004.SQ.FTS.B , Zero Cpn , 9/21/25 ... 725 705
7618044.SQ.FTS.B , Zero Cpn , 9/21/25 ... 1,429 1,372
7618116.SQ.FTS.B , Zero Cpn , 9/22/25 ... 14,487 13,742
7618310.SQ.FTS.B , Zero Cpn , 9/22/25 ... 2,404 2,295
7618347.SQ.FTS.B , Zero Cpn , 9/22/25 ... 655 621
7618353.SQ.FTS.B , Zero Cpn , 9/22/25 ... 20,008 19,120
7618751.SQ.FTS.B , Zero Cpn , 9/22/25 ... 19,509 18,543
7619264.SQ.FTS.B , Zero Cpn , 9/22/25 ... 5,942 5,657
7619409.SQ.FTS.B , Zero Cpn , 9/22/25 ... 6,362 6,066
7619530.SQ.FTS.B , Zero Cpn , 9/22/25 ... 945 901
7619548.SQ.FTS.B , Zero Cpn , 9/22/25 ... 2,421 2,179
7619619.SQ.FTS.B , Zero Cpn , 9/22/25 ... 14,161 13,488
7619852.SQ.FTS.B , Zero Cpn , 9/22/25 ... 2,045 1,945
7619875.SQ.FTS.B , Zero Cpn , 9/22/25 ... 6,361 6,074
7620023.SQ.FTS.B , Zero Cpn , 9/22/25 ... 4,108 3,917
7620106.SQ.FTS.B , Zero Cpn , 9/22/25 ... 50,802 48,058
7620858.SQ.FTS.B , Zero Cpn , 9/22/25 ... 30,764 29,282
7621258.SQ.FTS.B , Zero Cpn , 9/23/25 ... 2,598 2,527
7621343.SQ.FTS.B , Zero Cpn , 9/23/25 ... 1,841 1,719
7621364.SQ.FTS.B , Zero Cpn , 9/23/25 ... 1,811 1,701
7621390.SQ.FTS.B , Zero Cpn , 9/23/25 ... 1,332 1,261
7621404.SQ.FTS.B , Zero Cpn , 9/23/25 ... 7,032 5,954
7621468.SQ.FTS.B , Zero Cpn , 9/23/25 ... 1,069 1,030
7621483.SQ.FTS.B , Zero Cpn , 9/23/25 ... 11,803 11,254
7621611.SQ.FTS.B , Zero Cpn , 9/23/25 ... 15,928 15,223
7621771.SQ.FTS.B , Zero Cpn , 9/23/25 ... 3,039 2,887
7621798.SQ.FTS.B , Zero Cpn , 9/23/25 ... 1,678 1,598
7621819.SQ.FTS.B , Zero Cpn , 9/23/25 ... 5,047 4,811
7621880.SQ.FTS.B , Zero Cpn , 9/23/25 ... 4,946 4,644
7621926.SQ.FTS.B , Zero Cpn , 9/23/25 ... 2,811 2,689
7621958.SQ.FTS.B , Zero Cpn , 9/23/25 ... 944 889
7621974.SQ.FTS.B , Zero Cpn , 9/23/25 ... 20,055 19,030
7622213.SQ.FTS.B , Zero Cpn , 9/24/25 ... 11,660 10,966
7622327.SQ.FTS.B , Zero Cpn , 9/24/25 ... 2,635 2,470
7622362.SQ.FTS.B , Zero Cpn , 9/24/25 ... 6,880 6,562
7622461.SQ.FTS.B , Zero Cpn , 9/24/25 ... 2,818 2,694
7622501.SQ.FTS.B , Zero Cpn , 9/24/25 ... 1,458 1,398
7622518.SQ.FTS.B , Zero Cpn , 9/24/25 ... 2,251 2,146
7622539.SQ.FTS.B , Zero Cpn , 9/24/25 ... 2,798 2,670
7622578.SQ.FTS.B , Zero Cpn , 9/24/25 ... 9,115 8,167
7622686.SQ.FTS.B , Zero Cpn , 9/24/25 ... 1,035 988
7622701.SQ.FTS.B , Zero Cpn , 9/24/25 ... 16,943 15,694
7622867.SQ.FTS.B , Zero Cpn , 9/24/25 ... 19,933 19,019
7623389.SQ.FTS.B , Zero Cpn , 9/25/25 ... 2,001 1,574
7623413.SQ.FTS.B , Zero Cpn , 9/25/25 ... 621 584
7623477.SQ.FTS.B , Zero Cpn , 9/25/25 ... 2,539 2,415
7623539.SQ.FTS.B , Zero Cpn , 9/25/25 ... 3,402 3,169
7623602.SQ.FTS.B , Zero Cpn , 9/25/25 ... 6,149 5,885

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7623781.SQ.FTS.B , Zero Cpn , 9/25/25 ... $ 2,722 $ 2,475
7623850.SQ.FTS.B , Zero Cpn , 9/25/25 ... 13,430 12,692
7624159.SQ.FTS.B , Zero Cpn , 9/25/25 ... 975 841
7624168.SQ.FTS.B , Zero Cpn , 9/25/25 ... 2,869 2,762
7624234.SQ.FTS.B , Zero Cpn , 9/25/25 ... 5,098 4,856
7624325.SQ.FTS.B , Zero Cpn , 9/25/25 ... 3,466 2,990
7624359.SQ.FTS.B , Zero Cpn , 9/25/25 ... 16,798 14,696
7625499.SQ.FTS.B , Zero Cpn , 9/25/25 ... 19,521 18,178
7625822.SQ.FTS.B , Zero Cpn , 9/25/25 ... 17,260 15,817
7626107.SQ.FTS.B , Zero Cpn , 9/25/25 ... 7,750 7,335
7626239.SQ.FTS.B , Zero Cpn , 9/25/25 ... 7,969 7,624
7626458.SQ.FTS.B , Zero Cpn , 9/25/25 ... 4,759 4,554
7626558.SQ.FTS.B , Zero Cpn , 9/26/25 ... 1,644 1,564
7626630.SQ.FTS.B , Zero Cpn , 9/26/25 ... 31,773 30,467
7627286.SQ.FTS.B , Zero Cpn , 9/26/25 ... 24,077 23,036
7627979.SQ.FTS.B , Zero Cpn , 9/26/25 ... 29,163 27,866
7628440.SQ.FTS.B , Zero Cpn , 9/26/25 ... 25,337 24,030
7628789.SQ.FTS.B , Zero Cpn , 9/26/25 ... 8,058 7,732
7628898.SQ.FTS.B , Zero Cpn , 9/26/25 ... 17,480 16,672
7629041.SQ.FTS.B , Zero Cpn , 9/26/25 ... 1,191 1,159
7629076.SQ.FTS.B , Zero Cpn , 9/26/25 ... 5,298 4,996
7629134.SQ.FTS.B , Zero Cpn , 9/26/25 ... 5,243 4,977
7629194.SQ.FTS.B , Zero Cpn , 9/26/25 ... 1,313 1,228
7629218.SQ.FTS.B , Zero Cpn , 9/26/25 ... 1,545 1,475
7629259.SQ.FTS.B , Zero Cpn , 9/26/25 ... 10,499 10,008
7629434.SQ.FTS.B , Zero Cpn , 9/26/25 ... 2,416 2,313
7629475.SQ.FTS.B , Zero Cpn , 9/26/25 ... 11,461 10,929
7629674.SQ.FTS.B , Zero Cpn , 9/26/25 ... 9,117 8,647
7629810.SQ.FTS.B , Zero Cpn , 9/26/25 ... 16,169 15,158
7630072.SQ.FTS.B , Zero Cpn , 9/26/25 ... 1,336 1,190
7630082.SQ.FTS.B , Zero Cpn , 9/26/25 ... 15,932 15,243
7630314.SQ.FTS.B , Zero Cpn , 9/27/25 ... 7,117 6,675
7630441.SQ.FTS.B , Zero Cpn , 9/27/25 ... 1,320 1,211
7630481.SQ.FTS.B , Zero Cpn , 9/27/25 ... 16,942 15,760
7630717.SQ.FTS.B , Zero Cpn , 9/27/25 ... 724 657
7630737.SQ.FTS.B , Zero Cpn , 9/27/25 ... 8,206 7,663
7631003.SQ.FTS.B , Zero Cpn , 9/27/25 ... 5,808 5,227
7631194.SQ.FTS.B , Zero Cpn , 9/27/25 ... 7,606 6,932
7631333.SQ.FTS.B , Zero Cpn , 9/27/25 ... 88,594 83,087
7632995.SQ.FTS.B , Zero Cpn , 9/27/25 ... 4,491 4,141
7633043.SQ.FTS.B , Zero Cpn , 9/27/25 ... 5,876 5,409
7633131.SQ.FTS.B , Zero Cpn , 9/27/25 ... 5,085 4,629
7633206.SQ.FTS.B , Zero Cpn , 9/27/25 ... 10,903 10,090
7633326.SQ.FTS.B , Zero Cpn , 9/27/25 ... 3,749 3,481
7633381.SQ.FTS.B , Zero Cpn , 9/27/25 ... 4,992 4,629
7633449.SQ.FTS.B , Zero Cpn , 9/27/25 ... 21,011 19,615
7635782.SQ.FTS.B , Zero Cpn , 9/28/25 ... 970 889
7635814.SQ.FTS.B , Zero Cpn , 9/28/25 ... 5,550 5,162
7635934.SQ.FTS.B , Zero Cpn , 9/28/25 ... 9,927 9,298
7636149.SQ.FTS.B , Zero Cpn , 9/28/25 ... 7,341 6,748
7636317.SQ.FTS.B , Zero Cpn , 9/28/25 ... 29,042 27,210
7637114.SQ.FTS.B , Zero Cpn , 9/28/25 ... 19,890 18,418
7637483.SQ.FTS.B , Zero Cpn , 9/28/25 ... 17,437 16,221
7637876.SQ.FTS.B , Zero Cpn , 9/28/25 ... 1,530 1,415
7637896.SQ.FTS.B , Zero Cpn , 9/28/25 ... 34,780 32,220
7638518.SQ.FTS.B , Zero Cpn , 9/28/25 ... 6,203 5,706
7638660.SQ.FTS.B , Zero Cpn , 9/28/25 ... 26,638 24,637
7639049.SQ.FTS.B , Zero Cpn , 9/28/25 ... 3,230 2,924
Description
Principal
Amount Value
Block, Inc. (continued)
7639102.SQ.FTS.B , Zero Cpn , 9/28/25 ... $ 16,718 $ 15,639
7639378.SQ.FTS.B , Zero Cpn , 9/28/25 ... 2,926 2,691
7639451.SQ.FTS.B , Zero Cpn , 9/28/25 ... 6,539 6,008
7639571.SQ.FTS.B , Zero Cpn , 9/28/25 ... 7,926 7,424
7639746.SQ.FTS.B , Zero Cpn , 9/29/25 ... 71,709 65,643
7641493.SQ.FTS.B , Zero Cpn , 9/29/25 ... 40,639 37,977
7642172.SQ.FTS.B , Zero Cpn , 9/29/25 ... 15,800 14,618
7642420.SQ.FTS.B , Zero Cpn , 9/29/25 ... 7,605 7,006
7642548.SQ.FTS.B , Zero Cpn , 9/29/25 ... 19,250 18,040
7642824.SQ.FTS.B , Zero Cpn , 9/29/25 ... 10,349 9,702
7643054.SQ.FTS.B , Zero Cpn , 9/29/25 ... 777 707
7643072.SQ.FTS.B , Zero Cpn , 9/29/25 ... 14,020 13,143
7643400.SQ.FTS.B , Zero Cpn , 9/29/25 ... 6,115 5,637
7643469.SQ.FTS.B , Zero Cpn , 9/30/25 ... 2,127 1,946
7643520.SQ.FTS.B , Zero Cpn , 9/30/25 ... 6,276 5,702
7643615.SQ.FTS.B , Zero Cpn , 9/30/25 ... 593 533
7643618.SQ.FTS.B , Zero Cpn , 9/30/25 ... 8,393 7,659
7643762.SQ.FTS.B , Zero Cpn , 9/30/25 ... 3,729 3,470
7643816.SQ.FTS.B , Zero Cpn , 9/30/25 ... 5,011 4,580
7643916.SQ.FTS.B , Zero Cpn , 9/30/25 ... 7,602 7,028
7644065.SQ.FTS.B , Zero Cpn , 9/30/25 ... 5,525 5,139
7644158.SQ.FTS.B , Zero Cpn , 9/30/25 ... 5,885 5,496
7644260.SQ.FTS.B , Zero Cpn , 9/30/25 ... 11,264 10,368
7644510.SQ.FTS.B , Zero Cpn , 9/30/25 ... 2,317 2,118
7644544.SQ.FTS.B , Zero Cpn , 9/30/25 ... 5,763 5,359
7644633.SQ.FTS.B , Zero Cpn , 9/30/25 ... 4,310 4,031
7644697.SQ.FTS.B , Zero Cpn , 9/30/25 ... 3,377 3,133
7644751.SQ.FTS.B , Zero Cpn , 9/30/25 ... 4,131 3,871
7644811.SQ.FTS.B , Zero Cpn , 9/30/25 ... 1,159 1,057
7644837.SQ.FTS.B , Zero Cpn , 9/30/25 ... 25,162 23,180
7645513.SQ.FTS.B , Zero Cpn , 10/01/25 .. 25,239 23,366
7646439.SQ.FTS.B , Zero Cpn , 10/01/25 .. 31,608 28,838
7647200.SQ.FTS.B , Zero Cpn , 10/01/25 .. 11,905 11,104
7647446.SQ.FTS.B , Zero Cpn , 10/01/25 .. 4,495 3,925
7647592.SQ.FTS.B , Zero Cpn , 10/01/25 .. 4,801 4,448
7647642.SQ.FTS.B , Zero Cpn , 10/01/25 .. 2,884 2,639
7647677.SQ.FTS.B , Zero Cpn , 10/01/25 .. 1,646 1,521
7647696.SQ.FTS.B , Zero Cpn , 10/01/25 .. 14,551 13,344
7648055.SQ.FTS.B , Zero Cpn , 10/01/25 .. 652 596
7648077.SQ.FTS.B , Zero Cpn , 10/01/25 .. 9,126 8,306
7648385.SQ.FTS.B , Zero Cpn , 10/01/25 .. 11,500 10,696
7648614.SQ.FTS.B , Zero Cpn , 10/01/25 .. 6,274 5,882
7648713.SQ.FTS.B , Zero Cpn , 10/01/25 .. 2,331 2,148
7648786.SQ.FTS.B , Zero Cpn , 10/01/25 .. 5,199 4,822
7648903.SQ.FTS.B , Zero Cpn , 10/01/25 .. 3,791 3,527
7648993.SQ.FTS.B , Zero Cpn , 10/01/25 .. 5,585 5,067
7649136.SQ.FTS.B , Zero Cpn , 10/01/25 .. 13,166 12,185
7649638.SQ.FTS.B , Zero Cpn , 10/02/25 .. 1,547 1,416
7649681.SQ.FTS.B , Zero Cpn , 10/02/25 .. 4,848 4,515
7649834.SQ.FTS.B , Zero Cpn , 10/02/25 .. 9,142 8,529
7650087.SQ.FTS.B , Zero Cpn , 10/02/25 .. 8,040 7,369
7650342.SQ.FTS.B , Zero Cpn , 10/02/25 .. 2,805 2,556
7650429.SQ.FTS.B , Zero Cpn , 10/02/25 .. 30,980 29,023
7651523.SQ.FTS.B , Zero Cpn , 10/02/25 .. 5,529 5,019
7651646.SQ.FTS.B , Zero Cpn , 10/02/25 .. 3,313 2,953
7651716.SQ.FTS.B , Zero Cpn , 10/02/25 .. 13,803 12,758
7651905.SQ.FTS.B , Zero Cpn , 10/02/25 .. 12,001 11,228
7652109.SQ.FTS.B , Zero Cpn , 10/02/25 .. 2,384 2,209

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
67
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7652131.SQ.FTS.B , Zero Cpn , 10/02/25 .. $ 18,929 $ 17,609
7652505.SQ.FTS.B , Zero Cpn , 10/02/25 .. 2,706 2,536
7652566.SQ.FTS.B , Zero Cpn , 10/02/25 .. 6,173 5,676
7652780.SQ.FTS.B , Zero Cpn , 10/02/25 .. 28,300 26,160
7653235.SQ.FTS.B , Zero Cpn , 10/02/25 .. 5,397 4,996
7653323.SQ.FTS.B , Zero Cpn , 10/02/25 .. 5,277 4,893
7653409.SQ.FTS.B , Zero Cpn , 10/02/25 .. 8,649 8,039
7653564.SQ.FTS.B , Zero Cpn , 10/02/25 .. 9,699 8,999
7653731.SQ.FTS.B , Zero Cpn , 10/02/25 .. 21,394 19,947
7653915.SQ.FTS.B , Zero Cpn , 10/03/25 .. 8,934 8,286
7654130.SQ.FTS.B , Zero Cpn , 10/03/25 .. 1,140 1,047
7654148.SQ.FTS.B , Zero Cpn , 10/03/25 .. 7,762 7,271
7654369.SQ.FTS.B , Zero Cpn , 10/03/25 .. 1,602 1,484
7654433.SQ.FTS.B , Zero Cpn , 10/03/25 .. 2,510 2,314
7654523.SQ.FTS.B , Zero Cpn , 10/03/25 .. 5,805 5,394
7654750.SQ.FTS.B , Zero Cpn , 10/03/25 .. 762 683
7654781.SQ.FTS.B , Zero Cpn , 10/03/25 .. 19,897 18,380
7655252.SQ.FTS.B , Zero Cpn , 10/03/25 .. 2,066 1,923
7655297.SQ.FTS.B , Zero Cpn , 10/03/25 .. 3,165 2,954
7655349.SQ.FTS.B , Zero Cpn , 10/03/25 .. 1,671 1,541
7655370.SQ.FTS.B , Zero Cpn , 10/03/25 .. 5,462 5,097
7655459.SQ.FTS.B , Zero Cpn , 10/03/25 .. 8,447 7,858
7655546.SQ.FTS.B , Zero Cpn , 10/03/25 .. 3,388 3,094
7655563.SQ.FTS.B , Zero Cpn , 10/03/25 .. 2,214 1,996
7655578.SQ.FTS.B , Zero Cpn , 10/03/25 .. 5,505 5,032
7655630.SQ.FTS.B , Zero Cpn , 10/03/25 .. 7,358 6,822
7655753.SQ.FTS.B , Zero Cpn , 10/03/25 .. 4,961 4,524
7655831.SQ.FTS.B , Zero Cpn , 10/03/25 .. 2,161 1,975
7655880.SQ.FTS.B , Zero Cpn , 10/03/25 .. 53,450 49,687
7656840.SQ.FTS.B , Zero Cpn , 10/03/25 .. 1,866 1,722
7656864.SQ.FTS.B , Zero Cpn , 10/03/25 .. 1,245 1,149
7656890.SQ.FTS.B , Zero Cpn , 10/03/25 .. 6,429 5,892
7657005.SQ.FTS.B , Zero Cpn , 10/03/25 .. 4,523 4,120
7657112.SQ.FTS.B , Zero Cpn , 10/03/25 .. 6,431 5,990
7657189.SQ.FTS.B , Zero Cpn , 10/03/25 .. 7,128 6,546
7657282.SQ.FTS.B , Zero Cpn , 10/03/25 .. 6,260 5,688
7657391.SQ.FTS.B , Zero Cpn , 10/03/25 .. 1,898 1,757
7657424.SQ.FTS.B , Zero Cpn , 10/03/25 .. 44,876 41,466
7659763.SQ.FTS.B , Zero Cpn , 10/04/25 .. 1,074 981
7659813.SQ.FTS.B , Zero Cpn , 10/04/25 .. 1,967 1,841
7659868.SQ.FTS.B , Zero Cpn , 10/04/25 .. 2,730 2,463
7659927.SQ.FTS.B , Zero Cpn , 10/04/25 .. 5,819 5,443
7660071.SQ.FTS.B , Zero Cpn , 10/04/25 .. 3,123 2,919
7660160.SQ.FTS.B , Zero Cpn , 10/04/25 .. 7,958 7,454
7660365.SQ.FTS.B , Zero Cpn , 10/04/25 .. 12,597 11,789
7660674.SQ.FTS.B , Zero Cpn , 10/04/25 .. 7,688 7,189
7661015.SQ.FTS.B , Zero Cpn , 10/04/25 .. 24,360 22,777
7661574.SQ.FTS.B , Zero Cpn , 10/04/25 .. 899 820
7661590.SQ.FTS.B , Zero Cpn , 10/04/25 .. 2,586 2,393
7661638.SQ.FTS.B , Zero Cpn , 10/04/25 .. 10,177 9,534
7661865.SQ.FTS.B , Zero Cpn , 10/04/25 .. 20,836 19,424
7662195.SQ.FTS.B , Zero Cpn , 10/04/25 .. 1,101 1,005
7662211.SQ.FTS.B , Zero Cpn , 10/04/25 .. 11,452 10,582
7662373.SQ.FTS.B , Zero Cpn , 10/04/25 .. 5,154 4,820
7662450.SQ.FTS.B , Zero Cpn , 10/04/25 .. 18,831 17,527
7662828.SQ.FTS.B , Zero Cpn , 10/04/25 .. 8,974 8,302
7663006.SQ.FTS.B , Zero Cpn , 10/04/25 .. 3,207 2,887
7663069.SQ.FTS.B , Zero Cpn , 10/04/25 .. 252 207
Description
Principal
Amount Value
Block, Inc. (continued)
7663077.SQ.FTS.B , Zero Cpn , 10/04/25 .. $ 20,456 $ 19,070
7663325.SQ.FTS.B , Zero Cpn , 10/04/25 .. 2,961 2,721
7663380.SQ.FTS.B , Zero Cpn , 10/04/25 .. 14,705 13,757
7663563.SQ.FTS.B , Zero Cpn , 10/04/25 .. 36,845 34,483
7664124.SQ.FTS.B , Zero Cpn , 10/05/25 .. 5,226 4,784
7664278.SQ.FTS.B , Zero Cpn , 10/05/25 .. 1,993 1,841
7664319.SQ.FTS.B , Zero Cpn , 10/05/25 .. 5,573 5,152
7664455.SQ.FTS.B , Zero Cpn , 10/05/25 .. 13,546 12,689
7664758.SQ.FTS.B , Zero Cpn , 10/05/25 .. 16,474 15,431
7665242.SQ.FTS.B , Zero Cpn , 10/05/25 .. 8,030 7,522
7665432.SQ.FTS.B , Zero Cpn , 10/05/25 .. 7,144 6,653
7665632.SQ.FTS.B , Zero Cpn , 10/05/25 .. 2,129 1,968
7665675.SQ.FTS.B , Zero Cpn , 10/05/25 .. 1,108 1,019
7665704.SQ.FTS.B , Zero Cpn , 10/05/25 .. 3,607 3,360
7665808.SQ.FTS.B , Zero Cpn , 10/05/25 .. 5,216 4,885
7665909.SQ.FTS.B , Zero Cpn , 10/05/25 .. 13,898 12,762
7666201.SQ.FTS.B , Zero Cpn , 10/05/25 .. 12,799 11,733
7666426.SQ.FTS.B , Zero Cpn , 10/05/25 .. 5,629 5,147
7666517.SQ.FTS.B , Zero Cpn , 10/05/25 .. 12,455 11,582
7666671.SQ.FTS.B , Zero Cpn , 10/05/25 .. 1,080 988
7666690.SQ.FTS.B , Zero Cpn , 10/05/25 .. 4,953 4,503
7666816.SQ.FTS.B , Zero Cpn , 10/05/25 .. 2,883 2,630
7666872.SQ.FTS.B , Zero Cpn , 10/05/25 .. 996 871
7666884.SQ.FTS.B , Zero Cpn , 10/05/25 .. 7,738 7,109
7666976.SQ.FTS.B , Zero Cpn , 10/05/25 .. 51,952 47,337
7667793.SQ.FTS.B , Zero Cpn , 10/05/25 .. 2,135 1,981
7667831.SQ.FTS.B , Zero Cpn , 10/05/25 .. 16,714 15,554
7667876.SQ.FTS.B , Zero Cpn , 10/06/25 .. 937 849
7667902.SQ.FTS.B , Zero Cpn , 10/06/25 .. 2,820 2,596
7667947.SQ.FTS.B , Zero Cpn , 10/06/25 .. 1,854 1,715
7667969.SQ.FTS.B , Zero Cpn , 10/06/25 .. 1,854 1,713
7667993.SQ.FTS.B , Zero Cpn , 10/06/25 .. 4,297 3,943
7668132.SQ.FTS.B , Zero Cpn , 10/06/25 .. 5,755 5,292
7668263.SQ.FTS.B , Zero Cpn , 10/06/25 .. 14,497 13,355
7668578.SQ.FTS.B , Zero Cpn , 10/06/25 .. 6,392 5,974
7668726.SQ.FTS.B , Zero Cpn , 10/06/25 .. 1,146 1,052
7668750.SQ.FTS.B , Zero Cpn , 10/06/25 .. 26,305 24,638
7669246.SQ.FTS.B , Zero Cpn , 10/07/25 .. 14,616 13,579
7669502.SQ.FTS.B , Zero Cpn , 10/07/25 .. 2,688 2,501
7669547.SQ.FTS.B , Zero Cpn , 10/07/25 .. 1,791 1,646
7669577.SQ.FTS.B , Zero Cpn , 10/07/25 .. 1,588 1,447
7669608.SQ.FTS.B , Zero Cpn , 10/07/25 .. 656 608
7669624.SQ.FTS.B , Zero Cpn , 10/07/25 .. 11,372 10,476
7670124.SQ.FTS.B , Zero Cpn , 10/08/25 .. 5,481 5,088
7670320.SQ.FTS.B , Zero Cpn , 10/08/25 .. 1,128 1,048
7670335.SQ.FTS.B , Zero Cpn , 10/08/25 .. 18,822 17,239
7671138.SQ.FTS.B , Zero Cpn , 10/08/25 .. 860 769
7671175.SQ.FTS.B , Zero Cpn , 10/08/25 .. 2,417 2,213
7671234.SQ.FTS.B , Zero Cpn , 10/08/25 .. 18,249 17,065
7671635.SQ.FTS.B , Zero Cpn , 10/08/25 .. 29,116 27,124
7672190.SQ.FTS.B , Zero Cpn , 10/08/25 .. 4,264 3,993
7672268.SQ.FTS.B , Zero Cpn , 10/08/25 .. 1,953 1,778
7672299.SQ.FTS.B , Zero Cpn , 10/08/25 .. 2,715 2,498
7672346.SQ.FTS.B , Zero Cpn , 10/08/25 .. 13,541 12,665
7672672.SQ.FTS.B , Zero Cpn , 10/08/25 .. 39,966 37,283
7673568.SQ.FTS.B , Zero Cpn , 10/08/25 .. 1,170 1,072
7673615.SQ.FTS.B , Zero Cpn , 10/09/25 .. 1,568 1,400
7673719.SQ.FTS.B , Zero Cpn , 10/09/25 .. 16,959 15,680

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7674082.SQ.FTS.B , Zero Cpn , 10/09/25 .. $ 5,814 $ 5,421
7674219.SQ.FTS.B , Zero Cpn , 10/09/25 .. 2,268 2,094
7674285.SQ.FTS.B , Zero Cpn , 10/09/25 .. 2,940 2,740
7674361.SQ.FTS.B , Zero Cpn , 10/09/25 .. 5,255 4,840
7674523.SQ.FTS.B , Zero Cpn , 10/09/25 .. 8,566 7,840
7674752.SQ.FTS.B , Zero Cpn , 10/09/25 .. 853 717
7674831.SQ.FTS.B , Zero Cpn , 10/09/25 .. 2,127 1,983
7674874.SQ.FTS.B , Zero Cpn , 10/09/25 .. 21,237 19,884
7675329.SQ.FTS.B , Zero Cpn , 10/09/25 .. 1,849 1,695
7675347.SQ.FTS.B , Zero Cpn , 10/09/25 .. 21,928 20,322
7675618.SQ.FTS.B , Zero Cpn , 10/09/25 .. 43,988 40,100
7676193.SQ.FTS.B , Zero Cpn , 10/09/25 .. 55,811 51,452
7677032.SQ.FTS.B , Zero Cpn , 10/09/25 .. 9,139 8,479
7677244.SQ.FTS.B , Zero Cpn , 10/10/25 .. 3,044 2,784
7677327.SQ.FTS.B , Zero Cpn , 10/10/25 .. 4,887 4,528
7677485.SQ.FTS.B , Zero Cpn , 10/10/25 .. 2,126 1,969
7677552.SQ.FTS.B , Zero Cpn , 10/10/25 .. 4,013 3,753
7677646.SQ.FTS.B , Zero Cpn , 10/10/25 .. 11,444 10,700
7677886.SQ.FTS.B , Zero Cpn , 10/10/25 .. 7,037 6,462
7678126.SQ.FTS.B , Zero Cpn , 10/10/25 .. 1,888 1,728
7678169.SQ.FTS.B , Zero Cpn , 10/10/25 .. 5,324 4,964
7678310.SQ.FTS.B , Zero Cpn , 10/10/25 .. 1,564 1,413
7678350.SQ.FTS.B , Zero Cpn , 10/10/25 .. 31,336 28,698
7678705.SQ.FTS.B , Zero Cpn , 10/10/25 .. 8,900 8,300
7678778.SQ.FTS.B , Zero Cpn , 10/10/25 .. 67,459 63,152
7679612.SQ.FTS.B , Zero Cpn , 10/10/25 .. 6,783 6,276
7679706.SQ.FTS.B , Zero Cpn , 10/10/25 .. 14,169 13,233
7679945.SQ.FTS.B , Zero Cpn , 10/10/25 .. 68,624 64,173
7682291.SQ.FTS.B , Zero Cpn , 10/11/25 .. 1,367 1,261
7682366.SQ.FTS.B , Zero Cpn , 10/11/25 .. 8,660 8,026
7682516.SQ.FTS.B , Zero Cpn , 10/11/25 .. 4,773 4,401
7682681.SQ.FTS.B , Zero Cpn , 10/11/25 .. 4,289 3,927
7682805.SQ.FTS.B , Zero Cpn , 10/11/25 .. 1,098 996
7682838.SQ.FTS.B , Zero Cpn , 10/11/25 .. 13,753 12,732
7683369.SQ.FTS.B , Zero Cpn , 10/11/25 .. 10,308 9,649
7683662.SQ.FTS.B , Zero Cpn , 10/11/25 .. 9,657 9,024
7683888.SQ.FTS.B , Zero Cpn , 10/11/25 .. 8,583 7,877
7684028.SQ.FTS.B , Zero Cpn , 10/11/25 .. 37,458 34,739
7684473.SQ.FTS.B , Zero Cpn , 10/11/25 .. 11,781 11,026
7684725.SQ.FTS.B , Zero Cpn , 10/11/25 .. 5,252 4,897
7684838.SQ.FTS.B , Zero Cpn , 10/11/25 .. 5,988 5,605
7684952.SQ.FTS.B , Zero Cpn , 10/11/25 .. 5,739 5,300
7685071.SQ.FTS.B , Zero Cpn , 10/11/25 .. 5,334 4,956
7685188.SQ.FTS.B , Zero Cpn , 10/11/25 .. 2,668 2,478
7685236.SQ.FTS.B , Zero Cpn , 10/11/25 .. 4,324 3,990
7685318.SQ.FTS.B , Zero Cpn , 10/11/25 .. 2,092 1,866
7685365.SQ.FTS.B , Zero Cpn , 10/11/25 .. 8,169 7,615
7685516.SQ.FTS.B , Zero Cpn , 10/11/25 .. 4,111 3,815
7685569.SQ.FTS.B , Zero Cpn , 10/11/25 .. 2,701 2,481
7685628.SQ.FTS.B , Zero Cpn , 10/11/25 .. 6,767 6,195
7685699.SQ.FTS.B , Zero Cpn , 10/11/25 .. 1,779 1,627
7685711.SQ.FTS.B , Zero Cpn , 10/11/25 .. 6,023 5,629
7685777.SQ.FTS.B , Zero Cpn , 10/11/25 .. 2,499 2,313
7685830.SQ.FTS.B , Zero Cpn , 10/11/25 .. 3,053 2,853
7685923.SQ.FTS.B , Zero Cpn , 10/11/25 .. 26,022 24,108
7686056.SQ.FTS.B , Zero Cpn , 10/12/25 .. 3,300 3,084
7686203.SQ.FTS.B , Zero Cpn , 10/12/25 .. 9,752 9,112
7686501.SQ.FTS.B , Zero Cpn , 10/12/25 .. 2,463 2,230
Description
Principal
Amount Value
Block, Inc. (continued)
7686580.SQ.FTS.B , Zero Cpn , 10/12/25 .. $ 3,045 $ 2,823
7686665.SQ.FTS.B , Zero Cpn , 10/12/25 .. 4,092 3,780
7686805.SQ.FTS.B , Zero Cpn , 10/12/25 .. 1,705 1,559
7686897.SQ.FTS.B , Zero Cpn , 10/12/25 .. 8,856 8,228
7687270.SQ.FTS.B , Zero Cpn , 10/12/25 .. 2,083 1,940
7687342.SQ.FTS.B , Zero Cpn , 10/12/25 .. 4,007 3,733
7687433.SQ.FTS.B , Zero Cpn , 10/12/25 .. 42,349 38,834
7688416.SQ.FTS.B , Zero Cpn , 10/12/25 .. 20,994 19,185
7688640.SQ.FTS.B , Zero Cpn , 10/12/25 .. 1,282 1,168
7688661.SQ.FTS.B , Zero Cpn , 10/12/25 .. 15,490 14,132
7688956.SQ.FTS.B , Zero Cpn , 10/12/25 .. 6,070 5,637
7689093.SQ.FTS.B , Zero Cpn , 10/12/25 .. 1,089 986
7689134.SQ.FTS.B , Zero Cpn , 10/12/25 .. 5,815 5,420
7689200.SQ.FTS.B , Zero Cpn , 10/12/25 .. 89,758 83,002
7689292.SQ.FTS.B , Zero Cpn , 10/13/25 .. 1,554 1,444
7689328.SQ.FTS.B , Zero Cpn , 10/13/25 .. 16,166 14,990
7689587.SQ.FTS.B , Zero Cpn , 10/13/25 .. 1,539 1,423
7689612.SQ.FTS.B , Zero Cpn , 10/13/25 .. 27,830 25,949
7690047.SQ.FTS.B , Zero Cpn , 10/13/25 .. 7,794 7,150
7690191.SQ.FTS.B , Zero Cpn , 10/14/25 .. 3,762 3,450
7690287.SQ.FTS.B , Zero Cpn , 10/14/25 .. 17,605 16,115
7690536.SQ.FTS.B , Zero Cpn , 10/14/25 .. 12,050 11,234
7690710.SQ.FTS.B , Zero Cpn , 10/14/25 .. 2,965 2,751
7690742.SQ.FTS.B , Zero Cpn , 10/14/25 .. 3,792 3,499
7690797.SQ.FTS.B , Zero Cpn , 10/14/25 .. 1,799 1,667
7690844.SQ.FTS.B , Zero Cpn , 10/14/25 .. 2,830 2,613
7690892.SQ.FTS.B , Zero Cpn , 10/14/25 .. 11,156 10,420
7691291.SQ.FTS.B , Zero Cpn , 10/15/25 .. 3,849 3,594
7691453.SQ.FTS.B , Zero Cpn , 10/15/25 .. 2,639 2,451
7691553.SQ.FTS.B , Zero Cpn , 10/15/25 .. 10,278 9,470
7691995.SQ.FTS.B , Zero Cpn , 10/15/25 .. 5,438 5,081
7692149.SQ.FTS.B , Zero Cpn , 10/15/25 .. 5,243 4,825
7692298.SQ.FTS.B , Zero Cpn , 10/15/25 .. 19,537 18,203
7692685.SQ.FTS.B , Zero Cpn , 10/15/25 .. 42,575 39,550
7693442.SQ.FTS.B , Zero Cpn , 10/15/25 .. 3,855 3,550
7693496.SQ.FTS.B , Zero Cpn , 10/15/25 .. 710 656
7693519.SQ.FTS.B , Zero Cpn , 10/15/25 .. 11,493 10,603
7693703.SQ.FTS.B , Zero Cpn , 10/15/25 .. 727 673
7693720.SQ.FTS.B , Zero Cpn , 10/15/25 .. 5,006 4,628
7693783.SQ.FTS.B , Zero Cpn , 10/15/25 .. 19,056 17,647
7694096.SQ.FTS.B , Zero Cpn , 10/15/25 .. 2,715 2,505
7694148.SQ.FTS.B , Zero Cpn , 10/15/25 .. 4,653 4,226
7694250.SQ.FTS.B , Zero Cpn , 10/15/25 .. 4,369 4,054
7694365.SQ.FTS.B , Zero Cpn , 10/15/25 .. 8,611 8,048
7694501.SQ.FTS.B , Zero Cpn , 10/15/25 .. 2,799 2,605
7694583.SQ.FTS.B , Zero Cpn , 10/16/25 .. 7,558 7,035
7694762.SQ.FTS.B , Zero Cpn , 10/16/25 .. 10,363 9,554
7694996.SQ.FTS.B , Zero Cpn , 10/16/25 .. 3,339 3,066
7695118.SQ.FTS.B , Zero Cpn , 10/16/25 .. 3,377 3,089
7695245.SQ.FTS.B , Zero Cpn , 10/16/25 .. 1,101 1,022
7695276.SQ.FTS.B , Zero Cpn , 10/16/25 .. 2,173 2,008
7695312.SQ.FTS.B , Zero Cpn , 10/16/25 .. 3,266 2,983
7695422.SQ.FTS.B , Zero Cpn , 10/16/25 .. 10,026 9,290
7695636.SQ.FTS.B , Zero Cpn , 10/16/25 .. 1,989 1,813
7695657.SQ.FTS.B , Zero Cpn , 10/16/25 .. 23,290 21,788
7696123.SQ.FTS.B , Zero Cpn , 10/16/25 .. 2,144 1,969
7696155.SQ.FTS.B , Zero Cpn , 10/16/25 .. 955 868
7696160.SQ.FTS.B , Zero Cpn , 10/16/25 .. 1,060 987

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
69
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7696170.SQ.FTS.B , Zero Cpn , 10/16/25 .. $ 9,909 $ 9,258
7696274.SQ.FTS.B , Zero Cpn , 10/16/25 .. 2,089 1,888
7696300.SQ.FTS.B , Zero Cpn , 10/16/25 .. 6,349 5,830
7696383.SQ.FTS.B , Zero Cpn , 10/16/25 .. 4,997 4,643
7696444.SQ.FTS.B , Zero Cpn , 10/16/25 .. 5,266 4,911
7696524.SQ.FTS.B , Zero Cpn , 10/16/25 .. 3,243 2,954
7696545.SQ.FTS.B , Zero Cpn , 10/16/25 .. 32,771 30,288
7696985.SQ.FTS.B , Zero Cpn , 10/16/25 .. 6,005 5,549
7697049.SQ.FTS.B , Zero Cpn , 10/16/25 .. 6,401 5,938
7697124.SQ.FTS.B , Zero Cpn , 10/16/25 .. 60,103 56,041
7697594.SQ.FTS.B , Zero Cpn , 10/17/25 .. 5,786 5,367
7697755.SQ.FTS.B , Zero Cpn , 10/17/25 .. 1,569 1,437
7697783.SQ.FTS.B , Zero Cpn , 10/17/25 .. 8,164 7,488
7697948.SQ.FTS.B , Zero Cpn , 10/17/25 .. 8,667 8,072
7698211.SQ.FTS.B , Zero Cpn , 10/17/25 .. 1,171 1,063
7698253.SQ.FTS.B , Zero Cpn , 10/17/25 .. 2,399 2,236
7698328.SQ.FTS.B , Zero Cpn , 10/17/25 .. 10,910 10,061
7698541.SQ.FTS.B , Zero Cpn , 10/17/25 .. 1,492 1,361
7698568.SQ.FTS.B , Zero Cpn , 10/17/25 .. 780 722
7698583.SQ.FTS.B , Zero Cpn , 10/17/25 .. 5,971 5,482
7698707.SQ.FTS.B , Zero Cpn , 10/17/25 .. 4,144 3,851
7698785.SQ.FTS.B , Zero Cpn , 10/17/25 .. 1,756 1,639
7698813.SQ.FTS.B , Zero Cpn , 10/17/25 .. 3,803 3,535
7698854.SQ.FTS.B , Zero Cpn , 10/17/25 .. 80,447 75,270
7699767.SQ.FTS.B , Zero Cpn , 10/17/25 .. 10,169 9,392
7699933.SQ.FTS.B , Zero Cpn , 10/17/25 .. 28,357 26,383
7701610.SQ.FTS.B , Zero Cpn , 10/18/25 .. 1,570 1,454
7701673.SQ.FTS.B , Zero Cpn , 10/18/25 .. 2,503 2,288
7701707.SQ.FTS.B , Zero Cpn , 10/18/25 .. 1,684 1,547
7701751.SQ.FTS.B , Zero Cpn , 10/18/25 .. 20,913 19,087
7702153.SQ.FTS.B , Zero Cpn , 10/18/25 .. 6,968 6,479
7702430.SQ.FTS.B , Zero Cpn , 10/18/25 .. 4,944 4,542
7702511.SQ.FTS.B , Zero Cpn , 10/18/25 .. 9,050 8,450
7702777.SQ.FTS.B , Zero Cpn , 10/18/25 .. 9,519 8,838
7702967.SQ.FTS.B , Zero Cpn , 10/18/25 .. 7,101 6,629
7703086.SQ.FTS.B , Zero Cpn , 10/18/25 .. 2,733 2,541
7703141.SQ.FTS.B , Zero Cpn , 10/18/25 .. 31,772 29,423
7703746.SQ.FTS.B , Zero Cpn , 10/18/25 .. 91,932 84,493
7704453.SQ.FTS.B , Zero Cpn , 10/19/25 .. 11,674 10,899
7704885.SQ.FTS.B , Zero Cpn , 10/19/25 .. 2,087 1,925
7704975.SQ.FTS.B , Zero Cpn , 10/19/25 .. 7,420 6,823
7705176.SQ.FTS.B , Zero Cpn , 10/19/25 .. 2,877 2,686
7705244.SQ.FTS.B , Zero Cpn , 10/19/25 .. 5,534 5,137
7705377.SQ.FTS.B , Zero Cpn , 10/19/25 .. 1,621 1,485
7705423.SQ.FTS.B , Zero Cpn , 10/19/25 .. 2,868 2,641
7705496.SQ.FTS.B , Zero Cpn , 10/19/25 .. 6,212 5,799
7705594.SQ.FTS.B , Zero Cpn , 10/19/25 .. 3,717 3,407
7705651.SQ.FTS.B , Zero Cpn , 10/19/25 .. 34,237 32,027
7706320.SQ.FTS.B , Zero Cpn , 10/19/25 .. 7,441 6,800
7706459.SQ.FTS.B , Zero Cpn , 10/19/25 .. 2,516 2,338
7706503.SQ.FTS.B , Zero Cpn , 10/19/25 .. 4,245 3,922
7706638.SQ.FTS.B , Zero Cpn , 10/19/25 .. 3,435 3,180
7706681.SQ.FTS.B , Zero Cpn , 10/19/25 .. 5,413 5,005
7706764.SQ.FTS.B , Zero Cpn , 10/20/25 .. 1,612 1,475
7706803.SQ.FTS.B , Zero Cpn , 10/20/25 .. 5,097 4,711
7706853.SQ.FTS.B , Zero Cpn , 10/20/25 .. 9,279 8,647
7706959.SQ.FTS.B , Zero Cpn , 10/20/25 .. 3,391 3,118
7706994.SQ.FTS.B , Zero Cpn , 10/20/25 .. 4,596 4,199
Description
Principal
Amount Value
Block, Inc. (continued)
7707051.SQ.FTS.B , Zero Cpn , 10/20/25 .. $ 7,790 $ 7,164
7707125.SQ.FTS.B , Zero Cpn , 10/20/25 .. 7,974 7,311
7707231.SQ.FTS.B , Zero Cpn , 10/21/25 .. 3,000 2,735
7707274.SQ.FTS.B , Zero Cpn , 10/21/25 .. 2,188 2,016
7707300.SQ.FTS.B , Zero Cpn , 10/21/25 .. 5,697 5,297
7707383.SQ.FTS.B , Zero Cpn , 10/21/25 .. 1,408 1,295
7707399.SQ.FTS.B , Zero Cpn , 10/21/25 .. 7,473 6,834
7707498.SQ.FTS.B , Zero Cpn , 10/21/25 .. 1,607 1,485
7707519.SQ.FTS.B , Zero Cpn , 10/21/25 .. 19,745 18,145
7707960.SQ.FTS.B , Zero Cpn , 10/22/25 .. 2,294 2,142
7708038.SQ.FTS.B , Zero Cpn , 10/22/25 .. 863 788
7708060.SQ.FTS.B , Zero Cpn , 10/22/25 .. 38,988 36,409
7708727.SQ.FTS.B , Zero Cpn , 10/22/25 .. 11,286 10,471
7708833.SQ.FTS.B , Zero Cpn , 10/22/25 .. 24,580 22,644
7709068.SQ.FTS.B , Zero Cpn , 10/22/25 .. 62,760 58,140
7709742.SQ.FTS.B , Zero Cpn , 10/23/25 .. 10,049 9,178
7709962.SQ.FTS.B , Zero Cpn , 10/23/25 .. 2,197 1,993
7710040.SQ.FTS.B , Zero Cpn , 10/23/25 .. 4,114 3,780
7710167.SQ.FTS.B , Zero Cpn , 10/23/25 .. 1,191 1,086
7710178.SQ.FTS.B , Zero Cpn , 10/23/25 .. 5,989 5,579
7710309.SQ.FTS.B , Zero Cpn , 10/23/25 .. 3,391 3,159
7710367.SQ.FTS.B , Zero Cpn , 10/23/25 .. 2,907 2,678
7710406.SQ.FTS.B , Zero Cpn , 10/23/25 .. 41,166 38,342
7711209.SQ.FTS.B , Zero Cpn , 10/23/25 .. 576 528
7711243.SQ.FTS.B , Zero Cpn , 10/23/25 .. 3,956 3,694
7711357.SQ.FTS.B , Zero Cpn , 10/23/25 .. 16,316 15,090
7712838.SQ.FTS.B , Zero Cpn , 10/23/25 .. 106,537 99,464
7714659.SQ.FTS.B , Zero Cpn , 10/24/25 .. 7,870 7,303
7721357.SQ.FTS.B , Zero Cpn , 10/25/25 .. 26,448 24,173
7722133.SQ.FTS.B , Zero Cpn , 10/25/25 .. 1,496 1,378
7722184.SQ.FTS.B , Zero Cpn , 10/25/25 .. 24,310 22,687
7722570.SQ.FTS.B , Zero Cpn , 10/25/25 .. 5,564 5,194
7722642.SQ.FTS.B , Zero Cpn , 10/25/25 .. 33,113 30,957
7723031.SQ.FTS.B , Zero Cpn , 10/25/25 .. 3,536 3,265
7723057.SQ.FTS.B , Zero Cpn , 10/25/25 .. 7,062 6,530
7723131.SQ.FTS.B , Zero Cpn , 10/25/25 .. 7,446 6,891
7723221.SQ.FTS.B , Zero Cpn , 10/25/25 .. 10,225 9,489
7723349.SQ.FTS.B , Zero Cpn , 10/25/25 .. 6,906 6,361
7723432.SQ.FTS.B , Zero Cpn , 10/25/25 .. 2,920 2,725
7723470.SQ.FTS.B , Zero Cpn , 10/25/25 .. 1,704 1,590
7723494.SQ.FTS.B , Zero Cpn , 10/25/25 .. 16,733 15,267
7723677.SQ.FTS.B , Zero Cpn , 10/25/25 .. 5,049 4,675
7723728.SQ.FTS.B , Zero Cpn , 10/25/25 .. 6,319 5,821
7723780.SQ.FTS.B , Zero Cpn , 10/25/25 .. 3,272 3,053
7723800.SQ.FTS.B , Zero Cpn , 10/25/25 .. 6,320 5,852
7723910.SQ.FTS.B , Zero Cpn , 10/25/25 .. 3,693 3,393
7723938.SQ.FTS.B , Zero Cpn , 10/25/25 .. 33,431 31,063
7724410.SQ.FTS.B , Zero Cpn , 10/25/25 .. 17,949 16,751
7724630.SQ.FTS.B , Zero Cpn , 10/25/25 .. 8,610 7,952
4578615.SQ.FTS.B , Zero Cpn , 4/01/33 ... 1,525 –
4580233.SQ.FTS.B , Zero Cpn , 4/01/33 ... 536 –
4583983.SQ.FTS.B , Zero Cpn , 4/04/33 ... 3,383 –
4585288.SQ.FTS.B , Zero Cpn , 4/04/33 ... 13,554 –
4587010.SQ.FTS.B , Zero Cpn , 4/05/33 ... 1,755 –
4588245.SQ.FTS.B , Zero Cpn , 4/05/33 ... 3,204 –
4589702.SQ.FTS.B , Zero Cpn , 4/05/33 ... 3,489 –
4590358.SQ.FTS.B , Zero Cpn , 4/05/33 ... 226 –
4598182.SQ.FTS.B , Zero Cpn , 4/07/33 ... 1,281 –

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
70
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4602285.SQ.FTS.B , Zero Cpn , 4/08/33 ... $ 31,712 $ –
4604615.SQ.FTS.B , Zero Cpn , 4/09/33 ... 13,726 –
4604886.SQ.FTS.B , Zero Cpn , 4/10/33 ... 2,273 –
4606179.SQ.FTS.B , Zero Cpn , 4/11/33 ... 10,364 –
4606335.SQ.FTS.B , Zero Cpn , 4/11/33 ... 2,103 –
4606464.SQ.FTS.B , Zero Cpn , 4/11/33 ... 12,284 1
4609551.SQ.FTS.B , Zero Cpn , 4/12/33 ... 5,454 –
4610443.SQ.FTS.B , Zero Cpn , 4/13/33 ... 10,147 1
4612920.SQ.FTS.B , Zero Cpn , 4/13/33 ... 2,172 –
4622639.SQ.FTS.B , Zero Cpn , 4/15/33 ... 3,183 –
4624403.SQ.FTS.B , Zero Cpn , 4/17/33 ... 646 –
4624869.SQ.FTS.B , Zero Cpn , 4/17/33 ... 1,488 –
4626298.SQ.FTS.B , Zero Cpn , 4/18/33 ... 10,268 –
4626514.SQ.FTS.B , Zero Cpn , 4/18/33 ... 2,949 –
4627586.SQ.FTS.B , Zero Cpn , 4/18/33 ... 4,624 –
4629149.SQ.FTS.B , Zero Cpn , 4/19/33 ... 6,425 –
4632596.SQ.FTS.B , Zero Cpn , 4/20/33 ... 848 –
4635753.SQ.FTS.B , Zero Cpn , 4/21/33 ... 11,156 –
4642502.SQ.FTS.B , Zero Cpn , 4/25/33 ... 846 –
4643970.SQ.FTS.B , Zero Cpn , 4/26/33 ... 2,081 –
4656958.SQ.FTS.B , Zero Cpn , 4/30/33 ... 3,103 –
4657373.SQ.FTS.B , Zero Cpn , 4/30/33 ... 3,122 –
4661015.SQ.FTS.B , Zero Cpn , 5/01/33 ... 2,307 –
4661890.SQ.FTS.B , Zero Cpn , 5/02/33 ... 2,289 –
4662184.SQ.FTS.B , Zero Cpn , 5/02/33 ... 2,428 –
4663096.SQ.FTS.B , Zero Cpn , 5/02/33 ... 27,120 –
4663916.SQ.FTS.B , Zero Cpn , 5/02/33 ... 24,742 1
4665676.SQ.FTS.B , Zero Cpn , 5/03/33 ... 4,625 –
4675799.SQ.FTS.B , Zero Cpn , 5/05/33 ... 3,282 –
4677893.SQ.FTS.B , Zero Cpn , 5/06/33 ... 2,173 –
4691756.SQ.FTS.B , Zero Cpn , 5/09/33 ... 7,269 –
4692191.SQ.FTS.B , Zero Cpn , 5/09/33 ... 9,113 –
4692982.SQ.FTS.B , Zero Cpn , 5/09/33 ... 430 –
4693423.SQ.FTS.B , Zero Cpn , 5/09/33 ... 8,730 1
4693941.SQ.FTS.B , Zero Cpn , 5/09/33 ... 8,872 –
4701939.SQ.FTS.B , Zero Cpn , 5/10/33 ... 1,446 –
4706450.SQ.FTS.B , Zero Cpn , 5/10/33 ... 6,009 –
4706808.SQ.FTS.B , Zero Cpn , 5/10/33 ... 5,406 –
4707248.SQ.FTS.B , Zero Cpn , 5/11/33 ... 641 –
4711828.SQ.FTS.B , Zero Cpn , 5/12/33 ... 3,618 –
4714060.SQ.FTS.B , Zero Cpn , 5/13/33 ... 1,082 –
4714469.SQ.FTS.B , Zero Cpn , 5/14/33 ... 828 –
4738688.SQ.FTS.B , Zero Cpn , 5/18/33 ... 840 1
4747188.SQ.FTS.B , Zero Cpn , 5/19/33 ... 553 –
4750103.SQ.FTS.B , Zero Cpn , 5/20/33 ... 8,831 8
4750803.SQ.FTS.B , Zero Cpn , 5/21/33 ... 3,382 2
4754132.SQ.FTS.B , Zero Cpn , 5/22/33 ... 847 2
4764584.SQ.FTS.B , Zero Cpn , 5/23/33 ... 523 1
4773604.SQ.FTS.B , Zero Cpn , 5/24/33 ... 9,605 9
4774144.SQ.FTS.B , Zero Cpn , 5/24/33 ... 1,718 3
4777853.SQ.FTS.B , Zero Cpn , 5/24/33 ... 1,347 3
4779678.SQ.FTS.B , Zero Cpn , 5/25/33 ... 1,257 3
4782528.SQ.FTS.B , Zero Cpn , 5/26/33 ... 51 –
4789370.SQ.FTS.B , Zero Cpn , 5/29/33 ... 896 1
4790824.SQ.FTS.B , Zero Cpn , 5/29/33 ... 3,330 3
4796651.SQ.FTS.B , Zero Cpn , 6/01/33 ... 3,524 5
4807880.SQ.FTS.B , Zero Cpn , 6/02/33 ... 19,694 24
4808500.SQ.FTS.B , Zero Cpn , 6/02/33 ... 7,711 22
Description
Principal
Amount Value
Block, Inc. (continued)
4815646.SQ.FTS.B , Zero Cpn , 6/05/33 ... $ 5,300 $ 19
4820091.SQ.FTS.B , Zero Cpn , 6/07/33 ... 1,630 5
4820553.SQ.FTS.B , Zero Cpn , 6/07/33 ... 10,164 19
4821904.SQ.FTS.B , Zero Cpn , 6/08/33 ... 796 1
4830931.SQ.FTS.B , Zero Cpn , 6/10/33 ... 69 –
4831001.SQ.FTS.B , Zero Cpn , 6/10/33 ... 847 2
4831110.SQ.FTS.B , Zero Cpn , 6/10/33 ... 962 2
4831269.SQ.FTS.B , Zero Cpn , 6/10/33 ... 204 1
4831653.SQ.FTS.B , Zero Cpn , 6/10/33 ... 2,099 5
4832548.SQ.FTS.B , Zero Cpn , 6/10/33 ... 1,545 3
4833520.SQ.FTS.B , Zero Cpn , 6/11/33 ... 2,140 8
4834162.SQ.FTS.B , Zero Cpn , 6/12/33 ... 208 1
4838333.SQ.FTS.B , Zero Cpn , 6/14/33 ... 750 1
4839102.SQ.FTS.B , Zero Cpn , 6/14/33 ... 1,596 4
4841116.SQ.FTS.B , Zero Cpn , 6/15/33 ... 11,234 31
4842605.SQ.FTS.B , Zero Cpn , 6/15/33 ... 4,000 8
4842631.SQ.FTS.B , Zero Cpn , 6/15/33 ... 5,776 18
4848622.SQ.FTS.B , Zero Cpn , 6/16/33 ... 2,069 12
4862341.SQ.FTS.B , Zero Cpn , 6/18/33 ... 527 3
4862443.SQ.FTS.B , Zero Cpn , 6/18/33 ... 7,578 30
4862938.SQ.FTS.B , Zero Cpn , 6/19/33 ... 691 3
4862998.SQ.FTS.B , Zero Cpn , 6/19/33 ... 1,298 5
4863062.SQ.FTS.B , Zero Cpn , 6/19/33 ... 3,882 9
4863238.SQ.FTS.B , Zero Cpn , 6/19/33 ... 2,993 17
4863412.SQ.FTS.B , Zero Cpn , 6/19/33 ... 11,632 69
4867257.SQ.FTS.B , Zero Cpn , 6/20/33 ... 607 1
4867843.SQ.FTS.B , Zero Cpn , 6/21/33 ... 493 2
4868757.SQ.FTS.B , Zero Cpn , 6/21/33 ... 3,219 17
4869815.SQ.FTS.B , Zero Cpn , 6/21/33 ... 7,257 26
4871837.SQ.FTS.B , Zero Cpn , 6/22/33 ... 1,490 7
4872072.SQ.FTS.B , Zero Cpn , 6/22/33 ... 4,085 21
4873297.SQ.FTS.B , Zero Cpn , 6/22/33 ... 113 1
4873313.SQ.FTS.B , Zero Cpn , 6/22/33 ... 1,287 5
4873405.SQ.FTS.B , Zero Cpn , 6/22/33 ... 5,886 41
4874157.SQ.FTS.B , Zero Cpn , 6/23/33 ... 3,873 20
4874535.SQ.FTS.B , Zero Cpn , 6/23/33 ... 977 4
4874544.SQ.FTS.B , Zero Cpn , 6/23/33 ... 239 2
4874845.SQ.FTS.B , Zero Cpn , 6/23/33 ... 3,811 28
4875940.SQ.FTS.B , Zero Cpn , 6/23/33 ... 7,944 52
4877067.SQ.FTS.B , Zero Cpn , 6/24/33 ... 1,174 2
4877254.SQ.FTS.B , Zero Cpn , 6/25/33 ... 1,462 9
4877394.SQ.FTS.B , Zero Cpn , 6/25/33 ... 4,239 29
4877534.SQ.FTS.B , Zero Cpn , 6/25/33 ... 1,841 5
4878103.SQ.FTS.B , Zero Cpn , 6/27/33 ... 627 4
4878787.SQ.FTS.B , Zero Cpn , 6/27/33 ... 4,067 17
4879124.SQ.FTS.B , Zero Cpn , 6/27/33 ... 4,098 30
4879371.SQ.FTS.B , Zero Cpn , 6/27/33 ... 536 2
4879728.SQ.FTS.B , Zero Cpn , 6/27/33 ... 2,694 13
4879828.SQ.FTS.B , Zero Cpn , 6/27/33 ... 1,524 7
4880273.SQ.FTS.B , Zero Cpn , 6/27/33 ... 32,499 175
4880840.SQ.FTS.B , Zero Cpn , 6/28/33 ... 1,746 6
4880881.SQ.FTS.B , Zero Cpn , 6/28/33 ... 274 2
4881595.SQ.FTS.B , Zero Cpn , 6/28/33 ... 1,106 9
4881625.SQ.FTS.B , Zero Cpn , 6/28/33 ... 1,074 3
4881632.SQ.FTS.B , Zero Cpn , 6/28/33 ... 5,202 21
4881933.SQ.FTS.B , Zero Cpn , 6/28/33 ... 502 2
4881967.SQ.FTS.B , Zero Cpn , 6/28/33 ... 786 4
4882127.SQ.FTS.B , Zero Cpn , 6/28/33 ... 35,043 214

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4882630.SQ.FTS.B , Zero Cpn , 6/28/33 ... $ 5,042 $ 40
4886903.SQ.FTS.B , Zero Cpn , 6/30/33 ... 2,071 7
4886912.SQ.FTS.B , Zero Cpn , 6/30/33 ... 2,287 3
4889268.SQ.FTS.B , Zero Cpn , 6/30/33 ... 524 3
4889574.SQ.FTS.B , Zero Cpn , 7/01/33 ... 2,850 10
4893066.SQ.FTS.B , Zero Cpn , 7/04/33 ... 3,265 6
4894101.SQ.FTS.B , Zero Cpn , 7/04/33 ... 12,955 90
4896547.SQ.FTS.B , Zero Cpn , 7/05/33 ... 4,712 26
4898852.SQ.FTS.B , Zero Cpn , 7/06/33 ... 2,213 13
4899151.SQ.FTS.B , Zero Cpn , 7/06/33 ... 3,147 22
4907364.SQ.FTS.B , Zero Cpn , 7/11/33 ... 1,373 5
4908064.SQ.FTS.B , Zero Cpn , 7/11/33 ... 16,814 165
4916400.SQ.FTS.B , Zero Cpn , 7/14/33 ... 955 9
4916673.SQ.FTS.B , Zero Cpn , 7/14/33 ... 9,163 58
4922562.SQ.FTS.B , Zero Cpn , 7/14/33 ... 6,112 59
4923493.SQ.FTS.B , Zero Cpn , 7/15/33 ... 134 1
4925329.SQ.FTS.B , Zero Cpn , 7/18/33 ... 1,389 5
4928876.SQ.FTS.B , Zero Cpn , 7/19/33 ... 514 5
4930391.SQ.FTS.B , Zero Cpn , 7/20/33 ... 69 1
4931020.SQ.FTS.B , Zero Cpn , 7/20/33 ... 10,152 91
4935511.SQ.FTS.B , Zero Cpn , 7/22/33 ... 450 5
4941224.SQ.FTS.B , Zero Cpn , 7/25/33 ... 4,401 34
4947272.SQ.FTS.B , Zero Cpn , 7/27/33 ... 1,224 10
4954105.SQ.FTS.B , Zero Cpn , 7/28/33 ... 2,531 29
4961597.SQ.FTS.B , Zero Cpn , 7/31/33 ... 6,826 97
4964338.SQ.FTS.B , Zero Cpn , 8/01/33 ... 1,028 7
4975322.SQ.FTS.B , Zero Cpn , 8/05/33 ... 1,106 4
4976561.SQ.FTS.B , Zero Cpn , 8/07/33 ... 2,306 15
4977248.SQ.FTS.B , Zero Cpn , 8/07/33 ... 23,393 266
4978982.SQ.FTS.B , Zero Cpn , 8/08/33 ... 8,763 169
4979694.SQ.FTS.B , Zero Cpn , 8/08/33 ... 7,423 39
4980976.SQ.FTS.B , Zero Cpn , 8/08/33 ... 3,062 18
4981159.SQ.FTS.B , Zero Cpn , 8/09/33 ... 3,162 17
4983108.SQ.FTS.B , Zero Cpn , 8/09/33 ... 419 4
4989442.SQ.FTS.B , Zero Cpn , 8/11/33 ... 717 8
4990668.SQ.FTS.B , Zero Cpn , 8/12/33 ... 1,655 16
4995431.SQ.FTS.B , Zero Cpn , 8/15/33 ... 6,247 35
5004424.SQ.FTS.B , Zero Cpn , 8/16/33 ... 1,829 19
5016072.SQ.FTS.B , Zero Cpn , 8/17/33 ... 5,014 53
5023148.SQ.FTS.B , Zero Cpn , 8/18/33 ... 443 10
5025752.SQ.FTS.B , Zero Cpn , 8/19/33 ... 6,406 22
5025882.SQ.FTS.B , Zero Cpn , 8/19/33 ... 1,669 11
5027373.SQ.FTS.B , Zero Cpn , 8/21/33 ... 8,844 38
5030831.SQ.FTS.B , Zero Cpn , 8/22/33 ... 5,213 28
5031471.SQ.FTS.B , Zero Cpn , 8/22/33 ... 5,258 44
5033148.SQ.FTS.B , Zero Cpn , 8/23/33 ... 471 6
5035669.SQ.FTS.B , Zero Cpn , 8/23/33 ... 3,399 17
5044258.SQ.FTS.B , Zero Cpn , 8/27/33 ... 8,147 115
5044794.SQ.FTS.B , Zero Cpn , 8/28/33 ... 5,731 70
5045662.SQ.FTS.B , Zero Cpn , 8/28/33 ... 2,040 11
5047314.SQ.FTS.B , Zero Cpn , 8/28/33 ... 460 6
5047321.SQ.FTS.B , Zero Cpn , 8/28/33 ... 5,110 38
5059326.SQ.FTS.B , Zero Cpn , 9/04/33 ... 13,048 64
5062340.SQ.FTS.B , Zero Cpn , 9/06/33 ... 2,074 19
5062512.SQ.FTS.B , Zero Cpn , 9/06/33 ... 3,648 43
5065404.SQ.FTS.B , Zero Cpn , 9/07/33 ... 2,639 11
5067242.SQ.FTS.B , Zero Cpn , 9/08/33 ... 5,386 108
5067403.SQ.FTS.B , Zero Cpn , 9/08/33 ... 2,045 21
Description
Principal
Amount Value
Block, Inc. (continued)
5071139.SQ.FTS.B , Zero Cpn , 9/09/33 ... $ 2,772 $ 49
5072967.SQ.FTS.B , Zero Cpn , 9/10/33 ... 542 6
5074442.SQ.FTS.B , Zero Cpn , 9/10/33 ... 1,909 13
5075119.SQ.FTS.B , Zero Cpn , 9/10/33 ... 1,106 28
5077583.SQ.FTS.B , Zero Cpn , 9/11/33 ... 3,691 31
5080816.SQ.FTS.B , Zero Cpn , 9/14/33 ... 477 10
5081612.SQ.FTS.B , Zero Cpn , 9/14/33 ... 1,324 25
5084934.SQ.FTS.B , Zero Cpn , 9/16/33 ... 33,929 405
5085858.SQ.FTS.B , Zero Cpn , 9/16/33 ... 884 15
5090272.SQ.FTS.B , Zero Cpn , 9/17/33 ... 4,187 52
5093863.SQ.FTS.B , Zero Cpn , 9/19/33 ... 9,864 140
5094427.SQ.FTS.B , Zero Cpn , 9/20/33 ... 2,121 48
5095917.SQ.FTS.B , Zero Cpn , 9/21/33 ... 17,638 164
5096674.SQ.FTS.B , Zero Cpn , 9/21/33 ... 13,763 115
5098275.SQ.FTS.B , Zero Cpn , 9/22/33 ... 6,026 70
5100485.SQ.FTS.B , Zero Cpn , 9/23/33 ... 4,264 38
5106538.SQ.FTS.B , Zero Cpn , 9/24/33 ... 11,727 169
5107353.SQ.FTS.B , Zero Cpn , 9/24/33 ... 1,383 29
5109145.SQ.FTS.B , Zero Cpn , 9/25/33 ... 1,195 17
5110636.SQ.FTS.B , Zero Cpn , 9/26/33 ... 242 6
5111024.SQ.FTS.B , Zero Cpn , 9/27/33 ... 2,150 36
5112445.SQ.FTS.B , Zero Cpn , 9/28/33 ... 344 11
5112955.SQ.FTS.B , Zero Cpn , 9/28/33 ... 4,811 50
5113266.SQ.FTS.B , Zero Cpn , 9/28/33 ... 1,765 37
5114206.SQ.FTS.B , Zero Cpn , 9/28/33 ... 573 12
5119131.SQ.FTS.B , Zero Cpn , 9/30/33 ... 2,302 47
5119221.SQ.FTS.B , Zero Cpn , 9/30/33 ... 2,448 53
5119608.SQ.FTS.B , Zero Cpn , 9/30/33 ... 2,049 66
5124518.SQ.FTS.B , Zero Cpn , 9/30/33 ... 11,687 247
5126438.SQ.FTS.B , Zero Cpn , 10/01/33 .. 22,782 548
5128413.SQ.FTS.B , Zero Cpn , 10/02/33 .. 1,332 13
5131669.SQ.FTS.B , Zero Cpn , 10/04/33 .. 22,967 446
5132006.SQ.FTS.B , Zero Cpn , 10/04/33 .. 790 15
5138072.SQ.FTS.B , Zero Cpn , 10/06/33 .. 4,185 85
5141482.SQ.FTS.B , Zero Cpn , 10/07/33 .. 2,827 68
5142028.SQ.FTS.B , Zero Cpn , 10/07/33 .. 612 7
5142049.SQ.FTS.B , Zero Cpn , 10/07/33 .. 537 16
5149269.SQ.FTS.B , Zero Cpn , 10/10/33 .. 941 9
5150453.SQ.FTS.B , Zero Cpn , 10/11/33 .. 102 3
5152822.SQ.FTS.B , Zero Cpn , 10/11/33 .. 8,504 224
5153369.SQ.FTS.B , Zero Cpn , 10/11/33 .. 12,680 294
5153611.SQ.FTS.B , Zero Cpn , 10/12/33 .. 418 12
5153956.SQ.FTS.B , Zero Cpn , 10/12/33 .. 2,957 57
5154314.SQ.FTS.B , Zero Cpn , 10/12/33 .. 2,780 42
5154612.SQ.FTS.B , Zero Cpn , 10/12/33 .. 1,314 25
5157152.SQ.FTS.B , Zero Cpn , 10/12/33 .. 4,186 124
5157821.SQ.FTS.B , Zero Cpn , 10/13/33 .. 4,950 122
5159356.SQ.FTS.B , Zero Cpn , 10/13/33 .. 1,343 44
5159643.SQ.FTS.B , Zero Cpn , 10/13/33 .. 1,281 31
5162509.SQ.FTS.B , Zero Cpn , 10/14/33 .. 55,221 1,294
5163000.SQ.FTS.B , Zero Cpn , 10/14/33 .. 6,619 226
5165754.SQ.FTS.B , Zero Cpn , 10/14/33 .. 1,218 15
5168750.SQ.FTS.B , Zero Cpn , 10/15/33 .. 2,545 79
5170843.SQ.FTS.B , Zero Cpn , 10/15/33 .. 14,553 403
5171656.SQ.FTS.B , Zero Cpn , 10/16/33 .. 875 8
5172517.SQ.FTS.B , Zero Cpn , 10/17/33 .. 3,231 32
5173148.SQ.FTS.B , Zero Cpn , 10/17/33 .. 670 22
5175259.SQ.FTS.B , Zero Cpn , 10/18/33 .. 69 1

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
72
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5175826.SQ.FTS.B , Zero Cpn , 10/18/33 .. $ 3,657 $ 94
5176617.SQ.FTS.B , Zero Cpn , 10/18/33 .. 935 19
5176935.SQ.FTS.B , Zero Cpn , 10/18/33 .. 489 6
5177078.SQ.FTS.B , Zero Cpn , 10/18/33 .. 260 7
5184366.SQ.FTS.B , Zero Cpn , 10/19/33 .. 3,564 97
5189604.SQ.FTS.B , Zero Cpn , 10/20/33 .. 4,636 149
5203735.SQ.FTS.B , Zero Cpn , 10/21/33 .. 6,108 176
5210519.SQ.FTS.B , Zero Cpn , 10/24/33 .. 11,522 195
5223636.SQ.FTS.B , Zero Cpn , 10/27/33 .. 2,509 87
5230330.SQ.FTS.B , Zero Cpn , 10/28/33 .. 1,320 32
5230601.SQ.FTS.B , Zero Cpn , 10/28/33 .. 5,805 147
5234006.SQ.FTS.B , Zero Cpn , 10/28/33 .. 32,423 1,008
5238828.SQ.FTS.B , Zero Cpn , 10/29/33 .. 19,166 534
5240481.SQ.FTS.B , Zero Cpn , 10/30/33 .. 1,280 40
5240546.SQ.FTS.B , Zero Cpn , 10/30/33 .. 1,371 12
5240561.SQ.FTS.B , Zero Cpn , 10/30/33 .. 993 29
5240923.SQ.FTS.B , Zero Cpn , 11/01/33 .. 7,658 107
5245023.SQ.FTS.B , Zero Cpn , 11/02/33 .. 1,235 35
5246421.SQ.FTS.B , Zero Cpn , 11/02/33 .. 1,521 23
5251953.SQ.FTS.B , Zero Cpn , 11/04/33 .. 1,860 26
5252966.SQ.FTS.B , Zero Cpn , 11/04/33 .. 2,234 41
5256925.SQ.FTS.B , Zero Cpn , 11/04/33 .. 12,694 571
5267196.SQ.FTS.B , Zero Cpn , 11/06/33 .. 2,396 77
5267302.SQ.FTS.B , Zero Cpn , 11/06/33 .. 212 3
5270825.SQ.FTS.B , Zero Cpn , 11/06/33 .. 4,533 71
5273714.SQ.FTS.B , Zero Cpn , 11/08/33 .. 2,002 53
5276774.SQ.FTS.B , Zero Cpn , 11/09/33 .. 3,264 109
5280986.SQ.FTS.B , Zero Cpn , 11/10/33 .. 1,327 20
5284007.SQ.FTS.B , Zero Cpn , 11/11/33 .. 1,049 54
5287039.SQ.FTS.B , Zero Cpn , 11/12/33 .. 8,749 309
5288567.SQ.FTS.B , Zero Cpn , 11/12/33 .. 487 14
5288588.SQ.FTS.B , Zero Cpn , 11/12/33 .. 54,775 1,181
5289917.SQ.FTS.B , Zero Cpn , 11/12/33 .. 702 6
5292026.SQ.FTS.B , Zero Cpn , 11/13/33 .. 5,106 151
5293907.SQ.FTS.B , Zero Cpn , 11/14/33 .. 2,714 61
5293955.SQ.FTS.B , Zero Cpn , 11/14/33 .. 5,278 178
5295255.SQ.FTS.B , Zero Cpn , 11/16/33 .. 1,890 34
5296246.SQ.FTS.B , Zero Cpn , 11/16/33 .. 1,628 56
5300323.SQ.FTS.B , Zero Cpn , 11/17/33 .. 1,387 31
5304517.SQ.FTS.B , Zero Cpn , 11/17/33 .. 2,976 91
5311109.SQ.FTS.B , Zero Cpn , 11/18/33 .. 5,700 222
5312373.SQ.FTS.B , Zero Cpn , 11/18/33 .. 721 29
5317481.SQ.FTS.B , Zero Cpn , 11/19/33 .. 593 18
5319057.SQ.FTS.B , Zero Cpn , 11/19/33 .. 2,284 107
5324739.SQ.FTS.B , Zero Cpn , 11/21/33 .. 1,240 39
5325009.SQ.FTS.B , Zero Cpn , 11/22/33 .. 6,356 274
5325109.SQ.FTS.B , Zero Cpn , 11/22/33 .. 3,741 39
5325953.SQ.FTS.B , Zero Cpn , 11/23/33 .. 27,323 1,055
5331997.SQ.FTS.B , Zero Cpn , 11/24/33 .. 1,138 23
5332017.SQ.FTS.B , Zero Cpn , 11/24/33 .. 3,457 141
5332382.SQ.FTS.B , Zero Cpn , 11/24/33 .. 1,453 17
5333523.SQ.FTS.B , Zero Cpn , 11/24/33 .. 620 16
5333772.SQ.FTS.B , Zero Cpn , 11/24/33 .. 967 18
5334010.SQ.FTS.B , Zero Cpn , 11/24/33 .. 435 18
5334017.SQ.FTS.B , Zero Cpn , 11/24/33 .. 710 38
5334919.SQ.FTS.B , Zero Cpn , 11/24/33 .. 1,216 17
5336258.SQ.FTS.B , Zero Cpn , 11/25/33 .. 4,115 177
5337318.SQ.FTS.B , Zero Cpn , 11/25/33 .. 1,470 87
Description
Principal
Amount Value
Block, Inc. (continued)
5364437.SQ.FTS.B , Zero Cpn , 11/26/33 .. $ 251 $ 12
5364900.SQ.FTS.B , Zero Cpn , 11/26/33 .. 1,391 27
5365379.SQ.FTS.B , Zero Cpn , 11/26/33 .. 768 41
5369148.SQ.FTS.B , Zero Cpn , 11/27/33 .. 969 58
5377413.SQ.FTS.B , Zero Cpn , 11/27/33 .. 944 19
5377620.SQ.FTS.B , Zero Cpn , 11/27/33 .. 13,408 617
5378585.SQ.FTS.B , Zero Cpn , 11/27/33 .. 392 8
5393796.SQ.FTS.B , Zero Cpn , 11/30/33 .. 671 14
5397535.SQ.FTS.B , Zero Cpn , 11/30/33 .. 5,543 214
5408127.SQ.FTS.B , Zero Cpn , 12/01/33 .. 1,021 37
5411388.SQ.FTS.B , Zero Cpn , 12/01/33 .. 563 18
5412734.SQ.FTS.B , Zero Cpn , 12/01/33 .. 8,127 189
5413423.SQ.FTS.B , Zero Cpn , 12/01/33 .. 2,550 115
5415130.SQ.FTS.B , Zero Cpn , 12/01/33 .. 113 4
5447961.SQ.FTS.B , Zero Cpn , 12/02/33 .. 697 33
5456242.SQ.FTS.B , Zero Cpn , 12/03/33 .. 349 20
5472760.SQ.FTS.B , Zero Cpn , 12/04/33 .. 3,648 205
5473353.SQ.FTS.B , Zero Cpn , 12/04/33 .. 303 18
5475686.SQ.FTS.B , Zero Cpn , 12/06/33 .. 2,736 88
5479438.SQ.FTS.B , Zero Cpn , 12/06/33 .. 631 24
5480752.SQ.FTS.B , Zero Cpn , 12/06/33 .. 3,098 120
5505930.SQ.FTS.B , Zero Cpn , 12/07/33 .. 1,048 34
5507000.SQ.FTS.B , Zero Cpn , 12/08/33 .. 38,614 1,270
5515187.SQ.FTS.B , Zero Cpn , 12/08/33 .. 4,692 257
5516154.SQ.FTS.B , Zero Cpn , 12/08/33 .. 12,489 303
5518310.SQ.FTS.B , Zero Cpn , 12/08/33 .. 390 11
5533995.SQ.FTS.B , Zero Cpn , 12/09/33 .. 813 63
5534121.SQ.FTS.B , Zero Cpn , 12/09/33 .. 5,159 171
5534689.SQ.FTS.B , Zero Cpn , 12/10/33 .. 11,280 472
5535547.SQ.FTS.B , Zero Cpn , 12/10/33 .. 4,404 141
5537728.SQ.FTS.B , Zero Cpn , 12/10/33 .. 2,668 80
5537817.SQ.FTS.B , Zero Cpn , 12/10/33 .. 798 10
5537953.SQ.FTS.B , Zero Cpn , 12/10/33 .. 4,030 80
5539822.SQ.FTS.B , Zero Cpn , 12/11/33 .. 465 29
5539948.SQ.FTS.B , Zero Cpn , 12/11/33 .. 1,314 67
5541083.SQ.FTS.B , Zero Cpn , 12/12/33 .. 114 4
5541094.SQ.FTS.B , Zero Cpn , 12/12/33 .. 5,085 233
5546515.SQ.FTS.B , Zero Cpn , 12/13/33 .. 2,064 111
5547946.SQ.FTS.B , Zero Cpn , 12/14/33 .. 1,134 54
5552344.SQ.FTS.B , Zero Cpn , 12/14/33 .. 1,674 66
5554641.SQ.FTS.B , Zero Cpn , 12/15/33 .. 62,255 2,857
5556696.SQ.FTS.B , Zero Cpn , 12/15/33 .. 5,553 298
5562047.SQ.FTS.B , Zero Cpn , 12/16/33 .. 3,095 87
5563038.SQ.FTS.B , Zero Cpn , 12/16/33 .. 4,772 110
5564628.SQ.FTS.B , Zero Cpn , 12/17/33 .. 3,239 269
5565992.SQ.FTS.B , Zero Cpn , 12/17/33 .. 2,616 99
5568881.SQ.FTS.B , Zero Cpn , 12/19/33 .. 1,314 56
5569070.SQ.FTS.B , Zero Cpn , 12/19/33 .. 29,610 1,530
5572327.SQ.FTS.B , Zero Cpn , 12/20/33 .. 243 11
5573406.SQ.FTS.B , Zero Cpn , 12/21/33 .. 363 17
5574351.SQ.FTS.B , Zero Cpn , 12/21/33 .. 10,696 722
5575886.SQ.FTS.B , Zero Cpn , 12/21/33 .. 894 52
5585235.SQ.FTS.B , Zero Cpn , 12/24/33 .. 2,198 126
5585522.SQ.FTS.B , Zero Cpn , 12/24/33 .. 581 35
5586899.SQ.FTS.B , Zero Cpn , 12/24/33 .. 2,468 67
5588173.SQ.FTS.B , Zero Cpn , 12/25/33 .. 5,762 490
5588832.SQ.FTS.B , Zero Cpn , 12/26/33 .. 7,140 507
5589322.SQ.FTS.B , Zero Cpn , 12/26/33 .. 4,040 243

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5594180.SQ.FTS.B , Zero Cpn , 12/28/33 .. $ 732 $ 35
5595624.SQ.FTS.B , Zero Cpn , 12/28/33 .. 789 19
5597497.SQ.FTS.B , Zero Cpn , 12/29/33 .. 1,451 93
5597681.SQ.FTS.B , Zero Cpn , 12/29/33 .. 1,000 67
5598844.SQ.FTS.B , Zero Cpn , 12/29/33 .. 204 20
5599728.SQ.FTS.B , Zero Cpn , 12/29/33 .. 4,867 365
5600496.SQ.FTS.B , Zero Cpn , 12/29/33 .. 419 32
5600526.SQ.FTS.B , Zero Cpn , 12/29/33 .. 1,008 15
5600632.SQ.FTS.B , Zero Cpn , 12/29/33 .. 3,133 76
5611517.SQ.FTS.B , Zero Cpn , 12/30/33 .. 2,001 153
5612507.SQ.FTS.B , Zero Cpn , 12/30/33 .. 11,600 684
5614938.SQ.FTS.B , Zero Cpn , 1/01/34 ... 2,379 102
5616046.SQ.FTS.B , Zero Cpn , 1/01/34 ... 1,631 48
5616216.SQ.FTS.B , Zero Cpn , 1/01/34 ... 5,841 179
5618116.SQ.FTS.B , Zero Cpn , 1/02/34 ... 8,099 499
5618863.SQ.FTS.B , Zero Cpn , 1/03/34 ... 1,492 80
5619464.SQ.FTS.B , Zero Cpn , 1/04/34 ... 646 32
5619959.SQ.FTS.B , Zero Cpn , 1/04/34 ... 2,374 188
5620066.SQ.FTS.B , Zero Cpn , 1/04/34 ... 2,868 94
5623363.SQ.FTS.B , Zero Cpn , 1/05/34 ... 10,990 720
5624299.SQ.FTS.B , Zero Cpn , 1/05/34 ... 6,091 296
5630151.SQ.FTS.B , Zero Cpn , 1/06/34 ... 506 48
5647775.SQ.FTS.B , Zero Cpn , 1/07/34 ... 1,305 40
5652373.SQ.FTS.B , Zero Cpn , 1/08/34 ... 122 13
5654133.SQ.FTS.B , Zero Cpn , 1/08/34 ... 32,774 2,068
5655643.SQ.FTS.B , Zero Cpn , 1/09/34 ... 4,363 114
5655850.SQ.FTS.B , Zero Cpn , 1/09/34 ... 906 51
5656207.SQ.FTS.B , Zero Cpn , 1/09/34 ... 8,733 467
5662691.SQ.FTS.B , Zero Cpn , 1/11/34 ... 573 49
5663245.SQ.FTS.B , Zero Cpn , 1/11/34 ... 500 35
5663983.SQ.FTS.B , Zero Cpn , 1/11/34 ... 461 33
5666806.SQ.FTS.B , Zero Cpn , 1/12/34 ... 13,430 884
5671581.SQ.FTS.B , Zero Cpn , 1/12/34 ... 18,583 1,279
5672653.SQ.FTS.B , Zero Cpn , 1/13/34 ... 6,038 490
5673210.SQ.FTS.B , Zero Cpn , 1/13/34 ... 2,838 136
5675130.SQ.FTS.B , Zero Cpn , 1/13/34 ... 490 37
5689248.SQ.FTS.B , Zero Cpn , 1/14/34 ... 1,934 115
5694816.SQ.FTS.B , Zero Cpn , 1/14/34 ... 1,074 36
5694969.SQ.FTS.B , Zero Cpn , 1/14/34 ... 262 23
5695450.SQ.FTS.B , Zero Cpn , 1/14/34 ... 26,182 1,689
5696963.SQ.FTS.B , Zero Cpn , 1/15/34 ... 8,836 284
5700306.SQ.FTS.B , Zero Cpn , 1/15/34 ... 461 16
5700432.SQ.FTS.B , Zero Cpn , 1/15/34 ... 929 52
5703401.SQ.FTS.B , Zero Cpn , 1/17/34 ... 1,653 61
5703743.SQ.FTS.B , Zero Cpn , 1/17/34 ... 1,220 71
5706022.SQ.FTS.B , Zero Cpn , 1/18/34 ... 194 18
5708392.SQ.FTS.B , Zero Cpn , 1/18/34 ... 9,171 537
5708905.SQ.FTS.B , Zero Cpn , 1/18/34 ... 553 18
5709449.SQ.FTS.B , Zero Cpn , 1/18/34 ... 299 18
5709549.SQ.FTS.B , Zero Cpn , 1/18/34 ... 12,160 320
5721102.SQ.FTS.B , Zero Cpn , 1/20/34 ... 1,302 44
5728577.SQ.FTS.B , Zero Cpn , 1/21/34 ... 3,241 118
5730277.SQ.FTS.B , Zero Cpn , 1/21/34 ... 252 16
5731303.SQ.FTS.B , Zero Cpn , 1/22/34 ... 1,418 104
5732624.SQ.FTS.B , Zero Cpn , 1/22/34 ... 11,619 374
5735573.SQ.FTS.B , Zero Cpn , 1/24/34 ... 5,816 297
5737632.SQ.FTS.B , Zero Cpn , 1/25/34 ... 5,796 200
5741303.SQ.FTS.B , Zero Cpn , 1/26/34 ... 2,044 203
Description
Principal
Amount Value
Block, Inc. (continued)
5741694.SQ.FTS.B , Zero Cpn , 1/26/34 ... $ 735 $ 76
5745113.SQ.FTS.B , Zero Cpn , 1/27/34 ... 545 70
5751520.SQ.FTS.B , Zero Cpn , 1/28/34 ... 2,991 58
5752156.SQ.FTS.B , Zero Cpn , 1/28/34 ... 968 34
5754310.SQ.FTS.B , Zero Cpn , 1/29/34 ... 1,070 86
5754783.SQ.FTS.B , Zero Cpn , 1/29/34 ... 2,196 181
5755879.SQ.FTS.B , Zero Cpn , 1/29/34 ... 3,639 313
5756610.SQ.FTS.B , Zero Cpn , 1/29/34 ... 4,556 436
5757607.SQ.FTS.B , Zero Cpn , 1/31/34 ... 9,346 183
5758291.SQ.FTS.B , Zero Cpn , 2/01/34 ... 5,772 235
5759456.SQ.FTS.B , Zero Cpn , 2/01/34 ... 508 37
5760954.SQ.FTS.B , Zero Cpn , 2/01/34 ... 2,824 212
5763172.SQ.FTS.B , Zero Cpn , 2/02/34 ... 3,259 206
5767488.SQ.FTS.B , Zero Cpn , 2/03/34 ... 1,233 114
5771803.SQ.FTS.B , Zero Cpn , 2/04/34 ... 173 13
5773116.SQ.FTS.B , Zero Cpn , 2/04/34 ... 3,729 168
5777772.SQ.FTS.B , Zero Cpn , 2/05/34 ... 8,178 496
5778008.SQ.FTS.B , Zero Cpn , 2/05/34 ... 4,729 440
5780501.SQ.FTS.B , Zero Cpn , 2/07/34 ... 397 44
5781951.SQ.FTS.B , Zero Cpn , 2/08/34 ... 4,019 352
5784874.SQ.FTS.B , Zero Cpn , 2/09/34 ... 3,818 148
5792518.SQ.FTS.B , Zero Cpn , 2/10/34 ... 16,456 405
5802478.SQ.FTS.B , Zero Cpn , 2/11/34 ... 7,637 644
5806252.SQ.FTS.B , Zero Cpn , 2/11/34 ... 1,353 131
5809201.SQ.FTS.B , Zero Cpn , 2/12/34 ... 718 38
5810852.SQ.FTS.B , Zero Cpn , 2/12/34 ... 3,602 271
5812068.SQ.FTS.B , Zero Cpn , 2/12/34 ... 2,493 364
5812645.SQ.FTS.B , Zero Cpn , 2/12/34 ... 21,862 824
5813184.SQ.FTS.B , Zero Cpn , 2/12/34 ... 1,676 93
5813253.SQ.FTS.B , Zero Cpn , 2/12/34 ... 7,311 653
5813462.SQ.FTS.B , Zero Cpn , 2/13/34 ... 1,394 106
5814016.SQ.FTS.B , Zero Cpn , 2/13/34 ... 2,868 273
5814576.SQ.FTS.B , Zero Cpn , 2/14/34 ... 2,223 219
5815447.SQ.FTS.B , Zero Cpn , 2/15/34 ... 3,680 166
5816945.SQ.FTS.B , Zero Cpn , 2/15/34 ... 4,384 525
5817070.SQ.FTS.B , Zero Cpn , 2/15/34 ... 30,140 2,047
5823030.SQ.FTS.B , Zero Cpn , 2/17/34 ... 595 73
5823283.SQ.FTS.B , Zero Cpn , 2/17/34 ... 18 1
5823345.SQ.FTS.B , Zero Cpn , 2/17/34 ... 1,884 125
5824742.SQ.FTS.B , Zero Cpn , 2/17/34 ... 3,323 146
5825002.SQ.FTS.B , Zero Cpn , 2/17/34 ... 35,998 1,449
5825354.SQ.FTS.B , Zero Cpn , 2/17/34 ... 4,925 294
5827842.SQ.FTS.B , Zero Cpn , 2/18/34 ... 7,668 251
5828926.SQ.FTS.B , Zero Cpn , 2/18/34 ... 17,907 1,696
5829638.SQ.FTS.B , Zero Cpn , 2/18/34 ... 609 74
5830080.SQ.FTS.B , Zero Cpn , 2/18/34 ... 319 34
5830440.SQ.FTS.B , Zero Cpn , 2/18/34 ... 2,577 249
5830672.SQ.FTS.B , Zero Cpn , 2/18/34 ... 2,417 305
5831833.SQ.FTS.B , Zero Cpn , 2/19/34 ... 820 120
5832209.SQ.FTS.B , Zero Cpn , 2/19/34 ... 26,120 1,367
5832576.SQ.FTS.B , Zero Cpn , 2/19/34 ... 154 12
5832609.SQ.FTS.B , Zero Cpn , 2/19/34 ... 2,194 214
5834294.SQ.FTS.B , Zero Cpn , 2/20/34 ... 502 52
5834318.SQ.FTS.B , Zero Cpn , 2/20/34 ... 8,185 809
5835079.SQ.FTS.B , Zero Cpn , 2/20/34 ... 683 36
5837211.SQ.FTS.B , Zero Cpn , 2/22/34 ... 2,901 345
5837252.SQ.FTS.B , Zero Cpn , 2/22/34 ... 1,427 62
5837315.SQ.FTS.B , Zero Cpn , 2/22/34 ... 4,547 133

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5839815.SQ.FTS.B , Zero Cpn , 2/23/34 ... $ 615 $ 51
5840394.SQ.FTS.B , Zero Cpn , 2/23/34 ... 7,735 416
5840821.SQ.FTS.B , Zero Cpn , 2/23/34 ... 732 83
5842093.SQ.FTS.B , Zero Cpn , 2/23/34 ... 1,240 131
5842110.SQ.FTS.B , Zero Cpn , 2/23/34 ... 218 13
5848551.SQ.FTS.B , Zero Cpn , 2/25/34 ... 1,094 175
5850831.SQ.FTS.B , Zero Cpn , 2/25/34 ... 1,937 221
5851647.SQ.FTS.B , Zero Cpn , 2/25/34 ... 1,396 193
5852027.SQ.FTS.B , Zero Cpn , 2/26/34 ... 1,600 108
5852610.SQ.FTS.B , Zero Cpn , 2/26/34 ... 228 19
5853740.SQ.FTS.B , Zero Cpn , 2/26/34 ... 2,104 108
5853859.SQ.FTS.B , Zero Cpn , 2/26/34 ... 13,820 1,600
5854311.SQ.FTS.B , Zero Cpn , 2/26/34 ... 1,493 174
5855240.SQ.FTS.B , Zero Cpn , 2/27/34 ... 6,098 676
5855858.SQ.FTS.B , Zero Cpn , 2/28/34 ... 422 38
5855911.SQ.FTS.B , Zero Cpn , 2/28/34 ... 2,925 290
5856353.SQ.FTS.B , Zero Cpn , 2/28/34 ... 1,257 192
5856586.SQ.FTS.B , Zero Cpn , 2/28/34 ... 3,867 237
5857039.SQ.FTS.B , Zero Cpn , 2/28/34 ... 219 25
5861125.SQ.FTS.B , Zero Cpn , 2/28/34 ... 619 30
5861134.SQ.FTS.B , Zero Cpn , 2/28/34 ... 14,061 1,584
5862630.SQ.FTS.B , Zero Cpn , 2/28/34 ... 5,065 515
5862693.SQ.FTS.B , Zero Cpn , 2/28/34 ... 1,048 127
5866568.SQ.FTS.B , Zero Cpn , 2/28/34 ... 2,638 284
5866864.SQ.FTS.B , Zero Cpn , 2/28/34 ... 2,965 317
5866944.SQ.FTS.B , Zero Cpn , 2/28/34 ... 4,540 804
5872494.SQ.FTS.B , Zero Cpn , 3/01/34 ... 3,839 636
5872625.SQ.FTS.B , Zero Cpn , 3/01/34 ... 213 18
5873189.SQ.FTS.B , Zero Cpn , 3/01/34 ... 179 12
5873819.SQ.FTS.B , Zero Cpn , 3/01/34 ... 1,232 131
5874329.SQ.FTS.B , Zero Cpn , 3/02/34 ... 785 41
5874482.SQ.FTS.B , Zero Cpn , 3/02/34 ... 657 31
5874516.SQ.FTS.B , Zero Cpn , 3/02/34 ... 408 74
5877063.SQ.FTS.B , Zero Cpn , 3/02/34 ... 173 21
5877776.SQ.FTS.B , Zero Cpn , 3/03/34 ... 691 34
5878846.SQ.FTS.B , Zero Cpn , 3/05/34 ... 356 44
5883334.SQ.FTS.B , Zero Cpn , 3/07/34 ... 1,109 112
5884477.SQ.FTS.B , Zero Cpn , 3/07/34 ... 988 88
5885192.SQ.FTS.B , Zero Cpn , 3/07/34 ... 2,394 132
5888881.SQ.FTS.B , Zero Cpn , 3/08/34 ... 38 5
5889080.SQ.FTS.B , Zero Cpn , 3/08/34 ... 771 77
5889273.SQ.FTS.B , Zero Cpn , 3/08/34 ... 898 174
5889436.SQ.FTS.B , Zero Cpn , 3/08/34 ... 14,724 929
5889597.SQ.FTS.B , Zero Cpn , 3/08/34 ... 1,055 58
5889875.SQ.FTS.B , Zero Cpn , 3/08/34 ... 97 5
5889976.SQ.FTS.B , Zero Cpn , 3/08/34 ... 1,829 219
5892624.SQ.FTS.B , Zero Cpn , 3/09/34 ... 976 124
5893541.SQ.FTS.B , Zero Cpn , 3/09/34 ... 4,112 196
5893815.SQ.FTS.B , Zero Cpn , 3/09/34 ... 1,195 33
5893929.SQ.FTS.B , Zero Cpn , 3/09/34 ... 788 41
5894091.SQ.FTS.B , Zero Cpn , 3/09/34 ... 2,167 109
5898320.SQ.FTS.B , Zero Cpn , 3/12/34 ... 8,262 926
5898769.SQ.FTS.B , Zero Cpn , 3/12/34 ... 7,592 1,476
5900390.SQ.FTS.B , Zero Cpn , 3/13/34 ... 13,495 2,347
5900600.SQ.FTS.B , Zero Cpn , 3/13/34 ... 7,701 602
5900989.SQ.FTS.B , Zero Cpn , 3/13/34 ... 5,386 584
5903864.SQ.FTS.B , Zero Cpn , 3/14/34 ... 2,296 65
5910869.SQ.FTS.B , Zero Cpn , 3/16/34 ... 2,202 299
Description
Principal
Amount Value
Block, Inc. (continued)
5911495.SQ.FTS.B , Zero Cpn , 3/16/34 ... $ 40,359 $ 7,855
5913989.SQ.FTS.B , Zero Cpn , 3/17/34 ... 1,386 173
5914387.SQ.FTS.B , Zero Cpn , 3/18/34 ... 64 6
5914396.SQ.FTS.B , Zero Cpn , 3/18/34 ... 1,467 79
5915505.SQ.FTS.B , Zero Cpn , 3/19/34 ... 16,318 1,976
5917707.SQ.FTS.B , Zero Cpn , 3/19/34 ... 3,053 399
5918081.SQ.FTS.B , Zero Cpn , 3/19/34 ... 621 85
5918534.SQ.FTS.B , Zero Cpn , 3/19/34 ... 7,225 1,120
5921285.SQ.FTS.B , Zero Cpn , 3/20/34 ... 2,698 442
5921918.SQ.FTS.B , Zero Cpn , 3/20/34 ... 11,547 1,259
5923022.SQ.FTS.B , Zero Cpn , 3/21/34 ... 1,435 189
5924262.SQ.FTS.B , Zero Cpn , 3/21/34 ... 226 14
5928081.SQ.FTS.B , Zero Cpn , 3/22/34 ... 215 45
5928628.SQ.FTS.B , Zero Cpn , 3/22/34 ... 697 42
5930851.SQ.FTS.B , Zero Cpn , 3/23/34 ... 2,960 600
5932633.SQ.FTS.B , Zero Cpn , 3/23/34 ... 355 22
5934044.SQ.FTS.B , Zero Cpn , 3/24/34 ... 265 56
5934059.SQ.FTS.B , Zero Cpn , 3/24/34 ... 1,242 62
5934219.SQ.FTS.B , Zero Cpn , 3/24/34 ... 22,371 4,347
5934701.SQ.FTS.B , Zero Cpn , 3/25/34 ... 433 44
5934730.SQ.FTS.B , Zero Cpn , 3/25/34 ... 2,564 81
5936923.SQ.FTS.B , Zero Cpn , 3/26/34 ... 9,927 485
5937124.SQ.FTS.B , Zero Cpn , 3/26/34 ... 181 11
5938584.SQ.FTS.B , Zero Cpn , 3/26/34 ... 6,806 733
5940809.SQ.FTS.B , Zero Cpn , 3/27/34 ... 233 15
5941367.SQ.FTS.B , Zero Cpn , 3/27/34 ... 4,768 995
5943947.SQ.FTS.B , Zero Cpn , 3/28/34 ... 1,308 82
5945082.SQ.FTS.B , Zero Cpn , 3/28/34 ... 2,501 357
5945214.SQ.FTS.B , Zero Cpn , 3/28/34 ... 656 113
5950686.SQ.FTS.B , Zero Cpn , 3/29/34 ... 810 117
5950688.SQ.FTS.B , Zero Cpn , 3/29/34 ... 4,990 1,029
5953097.SQ.FTS.B , Zero Cpn , 3/30/34 ... 885 101
5954440.SQ.FTS.B , Zero Cpn , 3/30/34 ... 7,514 861
5956268.SQ.FTS.B , Zero Cpn , 4/02/34 ... 609 72
5956650.SQ.FTS.B , Zero Cpn , 4/02/34 ... 619 86
5956888.SQ.FTS.B , Zero Cpn , 4/02/34 ... 2,980 415
5959009.SQ.FTS.B , Zero Cpn , 4/03/34 ... 256 39
5959931.SQ.FTS.B , Zero Cpn , 4/03/34 ... 1,644 276
5959978.SQ.FTS.B , Zero Cpn , 4/03/34 ... 1,679 238
5960434.SQ.FTS.B , Zero Cpn , 4/03/34 ... 375 39
5962409.SQ.FTS.B , Zero Cpn , 4/04/34 ... 274 45
5964109.SQ.FTS.B , Zero Cpn , 4/05/34 ... 3,134 513
5964730.SQ.FTS.B , Zero Cpn , 4/05/34 ... 225 38
5966156.SQ.FTS.B , Zero Cpn , 4/05/34 ... 4,893 455
5975969.SQ.FTS.B , Zero Cpn , 4/07/34 ... 2,042 136
5977024.SQ.FTS.B , Zero Cpn , 4/07/34 ... 234 16
5977392.SQ.FTS.B , Zero Cpn , 4/07/34 ... 141 21
5979619.SQ.FTS.B , Zero Cpn , 4/10/34 ... 1,908 446
5980129.SQ.FTS.B , Zero Cpn , 4/10/34 ... 695 78
5981924.SQ.FTS.B , Zero Cpn , 4/11/34 ... 12,026 1,318
5983705.SQ.FTS.B , Zero Cpn , 4/11/34 ... 4,402 446
5983869.SQ.FTS.B , Zero Cpn , 4/11/34 ... 2,783 556
5986027.SQ.FTS.B , Zero Cpn , 4/12/34 ... 3,601 196
5989473.SQ.FTS.B , Zero Cpn , 4/13/34 ... 269 65
5991404.SQ.FTS.B , Zero Cpn , 4/13/34 ... 5,944 1,230
5993795.SQ.FTS.B , Zero Cpn , 4/14/34 ... 414 64
5995769.SQ.FTS.B , Zero Cpn , 4/14/34 ... 4,698 359
5995853.SQ.FTS.B , Zero Cpn , 4/14/34 ... 7,553 643

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5996582.SQ.FTS.B , Zero Cpn , 4/15/34 ... $ 330 $ 23
5996999.SQ.FTS.B , Zero Cpn , 4/15/34 ... 278 56
6000328.SQ.FTS.B , Zero Cpn , 4/17/34 ... 2,618 244
6001519.SQ.FTS.B , Zero Cpn , 4/18/34 ... 1,070 189
6010572.SQ.FTS.B , Zero Cpn , 4/20/34 ... 6,145 726
6010705.SQ.FTS.B , Zero Cpn , 4/20/34 ... 4,090 709
6011639.SQ.FTS.B , Zero Cpn , 4/20/34 ... 1,277 256
6012819.SQ.FTS.B , Zero Cpn , 4/21/34 ... 648 132
6012841.SQ.FTS.B , Zero Cpn , 4/21/34 ... 1,428 227
6015748.SQ.FTS.B , Zero Cpn , 4/21/34 ... 3,151 139
6016109.SQ.FTS.B , Zero Cpn , 4/22/34 ... 2,358 481
6021430.SQ.FTS.B , Zero Cpn , 4/25/34 ... 7,187 1,124
6023977.SQ.FTS.B , Zero Cpn , 4/25/34 ... 871 180
6024354.SQ.FTS.B , Zero Cpn , 4/26/34 ... 13,543 3,201
6026339.SQ.FTS.B , Zero Cpn , 4/26/34 ... 23,713 7,412
6027029.SQ.FTS.B , Zero Cpn , 4/26/34 ... 6,624 1,248
6032854.SQ.FTS.B , Zero Cpn , 4/27/34 ... 8,867 1,998
6037378.SQ.FTS.B , Zero Cpn , 4/29/34 ... 732 72
6038361.SQ.FTS.B , Zero Cpn , 4/30/34 ... 2,968 686
6043250.SQ.FTS.B , Zero Cpn , 5/01/34 ... 653 65
6048065.SQ.FTS.B , Zero Cpn , 5/02/34 ... 5,799 2,090
6052148.SQ.FTS.B , Zero Cpn , 5/03/34 ... 92 10
6057823.SQ.FTS.B , Zero Cpn , 5/04/34 ... 17,364 4,407
6058385.SQ.FTS.B , Zero Cpn , 5/05/34 ... 8 2
6063087.SQ.FTS.B , Zero Cpn , 5/07/34 ... 4,299 1,136
6064155.SQ.FTS.B , Zero Cpn , 5/08/34 ... 1,041 226
6064260.SQ.FTS.B , Zero Cpn , 5/08/34 ... 1,162 505
6064464.SQ.FTS.B , Zero Cpn , 5/08/34 ... 3,001 343
6066945.SQ.FTS.B , Zero Cpn , 5/08/34 ... 1,166 473
6111911.SQ.FTS.B , Zero Cpn , 5/09/34 ... 1,257 317
6120978.SQ.FTS.B , Zero Cpn , 5/10/34 ... 836 225
6122683.SQ.FTS.B , Zero Cpn , 5/10/34 ... 9,407 690
6122851.SQ.FTS.B , Zero Cpn , 5/10/34 ... 5,276 548
6123828.SQ.FTS.B , Zero Cpn , 5/10/34 ... 15,343 4,126
6125411.SQ.FTS.B , Zero Cpn , 5/11/34 ... 26,743 4,695
6126543.SQ.FTS.B , Zero Cpn , 5/12/34 ... 678 86
6127052.SQ.FTS.B , Zero Cpn , 5/13/34 ... 2,897 283
6127148.SQ.FTS.B , Zero Cpn , 5/13/34 ... 2,149 846
6127262.SQ.FTS.B , Zero Cpn , 5/13/34 ... 617 204
6134462.SQ.FTS.B , Zero Cpn , 5/15/34 ... 5,519 1,557
6143084.SQ.FTS.B , Zero Cpn , 5/17/34 ... 622 48
6143325.SQ.FTS.B , Zero Cpn , 5/18/34 ... 313 148
6145383.SQ.FTS.B , Zero Cpn , 5/18/34 ... 25,311 2,896
6145899.SQ.FTS.B , Zero Cpn , 5/18/34 ... 830 557
6147104.SQ.FTS.B , Zero Cpn , 5/19/34 ... 7,588 1,646
6147718.SQ.FTS.B , Zero Cpn , 5/20/34 ... 3,362 658
6147775.SQ.FTS.B , Zero Cpn , 5/20/34 ... 1,022 184
6147847.SQ.FTS.B , Zero Cpn , 5/20/34 ... 146 76
6148142.SQ.FTS.B , Zero Cpn , 5/20/34 ... 472 210
6149268.SQ.FTS.B , Zero Cpn , 5/21/34 ... 3,411 487
6149657.SQ.FTS.B , Zero Cpn , 5/21/34 ... 8,931 2,065
6153029.SQ.FTS.B , Zero Cpn , 5/22/34 ... 97 45
6154074.SQ.FTS.B , Zero Cpn , 5/22/34 ... 4,237 1,340
6155652.SQ.FTS.B , Zero Cpn , 5/22/34 ... 1,007 509
6159444.SQ.FTS.B , Zero Cpn , 5/23/34 ... 908 373
6159521.SQ.FTS.B , Zero Cpn , 5/23/34 ... 2,207 673
6160108.SQ.FTS.B , Zero Cpn , 5/23/34 ... 2,183 277
6160262.SQ.FTS.B , Zero Cpn , 5/23/34 ... 4,566 1,607
Description
Principal
Amount Value
Block, Inc. (continued)
6161261.SQ.FTS.B , Zero Cpn , 5/24/34 ... $ 1,545 $ 138
6162505.SQ.FTS.B , Zero Cpn , 5/25/34 ... 3,884 273
6163434.SQ.FTS.B , Zero Cpn , 5/25/34 ... 1,152 404
6164819.SQ.FTS.B , Zero Cpn , 5/26/34 ... 480 99
6164962.SQ.FTS.B , Zero Cpn , 5/26/34 ... 3,150 599
6165709.SQ.FTS.B , Zero Cpn , 5/27/34 ... 647 252
6168721.SQ.FTS.B , Zero Cpn , 5/28/34 ... 15,167 5,728
6169262.SQ.FTS.B , Zero Cpn , 5/28/34 ... 424 259
6169516.SQ.FTS.B , Zero Cpn , 5/28/34 ... 841 303
6173073.SQ.FTS.B , Zero Cpn , 5/29/34 ... 2,399 639
6173109.SQ.FTS.B , Zero Cpn , 5/29/34 ... 2,315 1,025
23,955,327
Freedom Financial Asset Management LLC
APP-16681389.FP.FTS.B , 5 .99% , 9/01/24 . 949 951
APP-16681827.FP.FTS.B , 5 .99% , 9/01/24 . 1,750 1,755
APP-16688861.FP.FTS.B , 5 .99% , 9/01/24 . 1,883 1,888
APP-16660226.FP.FTS.B , 5 .99% , 9/14/24 . 899 901
APP-16682744.FP.FTS.B , 11 .24% , 9/14/24 3,930 3,948
APP-16652913.FP.FTS.B , 16 .24% , 9/14/24 8,047 8,115
APP-16473194.FP.FTS.B , 10 .74% , 9/18/24 2,665 2,679
APP-17451429.FP.FTS.B , 5 .99% , 9/24/24 . 2,443 2,458
APP-16336846.FP.FTS.B , 14 .24% , 9/24/24 3,663 3,686
APP-17490514.FP.FTS.B , 5 .99% , 9/27/24 . 935 939
APP-10901539.FP.FTS.B , 15 .49% , 11/27/24 5,689 5,760
APP-10784743.FP.FTS.B , 23 .99% , 11/28/24 1,273 1,287
APP-11694740.FP.FTS.B , 7 .49% , 12/15/24 4,603 4,627
APP-11731526.FP.FTS.B , 16 .49% , 12/21/24 3,508 3,554
APP-11798754.FP.FTS.B , 6 .99% , 1/22/25 . 8,082 8,144
APP-12148090.FP.FTS.B , 9 .74% , 1/22/25 . 4,987 5,024
APP-12179908.FP.FTS.B , 18 .99% , 1/23/25 3,031 3,076
APP-12087415.FP.FTS.B , 12 .99% , 1/25/25 7,555 7,664
APP-11924017.FP.FTS.B , 15 .99% , 1/28/25 5,307 5,357
APP-11509368.FP.FTS.B , 14 .99% , 1/29/25 6,750 6,845
APP-12414484.FP.FTS.B , 17 .24% , 2/02/25 10,549 10,632
APP-12287483.FP.FTS.B , 12 .99% , 2/03/25 7,239 7,291
APP-11733782.FP.FTS.B , 15 .74% , 2/03/25 6,411 6,453
APP-12175602.FP.FTS.B , 17 .49% , 2/25/25 4,158 4,224
APP-12029075.FP.FTS.B , 15 .99% , 3/05/25 6,642 6,683
APP-12124683.FP.FTS.B , 16 .99% , 3/06/25 3,944 3,961
APP-12172939.FP.FTS.B , 9 .74% , 3/07/25 . 3,132 3,139
APP-10156554.FP.FTS.B , 9 .49% , 3/08/25 . 7,942 7,994
APP-12168882.FP.FTS.B , 17 .49% , 3/08/25 8,190 8,255
APP-12031531.FP.FTS.B , 20 .99% , 3/08/25 5,455 5,483
APP-12139801.FP.FTS.B , 9 .49% , 3/11/25 . 6,770 6,818
APP-11853561.FP.FTS.B , 17 .99% , 3/18/25 5,098 5,156
APP-12413819.FP.FTS.B , 16 .99% , 3/21/25 3,800 3,848
APP-12106203.FP.FTS.B , 9 .74% , 3/22/25 . 6,058 6,108
APP-12270743.FP.FTS.B , 16 .49% , 3/22/25 5,711 5,779
APP-12381356.FP.FTS.B , 9 .74% , 3/24/25 . 4,893 4,932
APP-12414413.FP.FTS.B , 17 .99% , 3/25/25 5,766 5,854
APP-12185763.FP.FTS.B , 12 .99% , 5/08/25 11,173 3,939
APP-15099844.FP.FTS.B , 19 .99% , 7/15/25 7,313 7,356
APP-15063599.FP.FTS.B , 8 .24% , 7/23/25 . 10,733 10,831
APP-12210758.FP.FTS.B , 22 .49% , 7/25/25 2,190 2,204
APP-15073908.FP.FTS.B , 22 .74% , 7/25/25 2,460 2,454
APP-15052562.FP.FTS.B , 10 .24% , 7/29/25 14,108 14,258
APP-17112174.FP.FTS.B , 11 .74% , 8/12/25 6,179 6,226

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-10157776.FP.FTS.B , 22 .49% , 8/13/25 $ 9,415 $ 9,682
APP-17041993.FP.FTS.B , 13 .74% , 9/05/25 17,494 17,632
APP-17017611.FP.FTS.B , 11 .99% , 9/06/25 20,389 20,534
APP-16692788.FP.FTS.B , 10 .74% , 9/10/25 5,833 5,880
APP-16716169.FP.FTS.B , 9 .49% , 9/14/25 . 7,590 7,657
APP-17284270.FP.FTS.B , 13 .74% , 9/15/25 19,819 19,964
APP-16721812.FP.FTS.B , 14 .24% , 9/15/25 6,879 6,938
APP-16622583.FP.FTS.B , 15 .99% , 9/16/25 6,885 6,908
APP-17495714.FP.FTS.B , 11 .74% , 9/26/25 7,385 7,461
APP-15077310.FP.FTS.B , 25 .49% , 9/29/25 5,863 4,923
APP-10833798.FP.FTS.B , 15 .99% , 10/18/25 9,006 9,281
APP-11579289.FP.FTS.B , 10 .99% , 12/05/25 6,046 6,116
APP-10861885.FP.FTS.B , 15 .49% , 12/17/25 10,493 10,678
APP-11737115.FP.FTS.B , 12 .49% , 12/18/25 7,280 7,393
APP-11531737.FP.FTS.B , 13 .99% , 12/22/25 6,487 6,596
APP-11442801.FP.FTS.B , 16 .49% , 12/22/25 9,444 9,750
APP-10314724.FP.FTS.B , 11 .74% , 1/08/26 9,569 9,652
APP-12165054.FP.FTS.B , 10 .24% , 1/14/26 9,191 9,312
APP-12174416.FP.FTS.B , 10 .24% , 1/22/26 9,984 10,146
APP-12171910.FP.FTS.B , 12 .49% , 1/22/26 7,876 8,003
APP-11799040.FP.FTS.B , 15 .74% , 1/22/26 19,465 20,004
APP-12006366.FP.FTS.B , 20 .99% , 1/22/26 5,379 5,584
APP-11687753.FP.FTS.B , 13 .49% , 1/25/26 10,988 11,202
APP-11595092.FP.FTS.B , 19 .49% , 2/05/26 21,756 22,461
APP-12168235.FP.FTS.B , 19 .49% , 2/23/26 4,908 5,072
APP-12139578.FP.FTS.B , 15 .24% , 2/24/26 5,984 6,083
APP-12119897.FP.FTS.B , 10 .24% , 2/28/26 10,900 11,083
APP-12176488.FP.FTS.B , 14 .99% , 3/04/26 11,983 2,239
APP-12050179.FP.FTS.B , 16 .49% , 3/07/26 9,195 9,364
APP-12128364.FP.FTS.B , 13 .24% , 3/08/26 9,529 9,618
APP-12463162.FP.FTS.B , 18 .49% , 3/10/26 8,799 9,035
APP-12209184.FP.FTS.B , 19 .49% , 3/11/26 2,549 2,552
APP-12287014.FP.FTS.B , 16 .99% , 3/15/26 8,542 8,768
APP-12397804.FP.FTS.B , 16 .99% , 3/16/26 6,887 7,072
APP-12400371.FP.FTS.B , 16 .99% , 3/16/26 8,580 8,730
APP-12431691.FP.FTS.B , 9 .49% , 3/20/26 . 15,509 15,752
APP-12286988.FP.FTS.B , 10 .99% , 3/21/26 24,641 25,029
APP-12443256.FP.FTS.B , 16 .74% , 3/24/26 9,489 9,589
APP-12414591.FP.FTS.B , 19 .49% , 3/24/26 5,412 5,593
APP-12414582.FP.FTS.B , 18 .49% , 3/25/26 11,729 12,125
APP-12343526.FP.FTS.B , 16 .99% , 5/21/26 15,743 16,190
APP-12199831.FP.FTS.B , 16 .99% , 5/22/26 9,355 9,586
APP-15117837.FP.FTS.B , 22 .24% , 7/15/26 9,742 10,035
APP-14891119.FP.FTS.B , 18 .74% , 7/24/26 31,984 32,865
APP-15053612.FP.FTS.B , 13 .99% , 7/26/26 7,182 7,312
APP-15053337.FP.FTS.B , 17 .99% , 7/26/26 7,680 7,920
APP-15004884.FP.FTS.B , 15 .99% , 7/27/26 16,931 17,279
APP-15119191.FP.FTS.B , 18 .49% , 7/28/26 3,438 3,487
APP-14912105.FP.FTS.B , 20 .99% , 7/29/26 13,547 1,995
APP-16636359.FP.FTS.B , 14 .74% , 7/30/26 17,075 17,353
APP-16690474.FP.FTS.B , 9 .24% , 8/01/26 . 18,821 19,077
APP-16637564.FP.FTS.B , 15 .99% , 9/03/26 5,589 5,666
APP-16719236.FP.FTS.B , 10 .49% , 9/04/26 11,397 11,557
APP-16676602.FP.FTS.B , 11 .24% , 9/05/26 15,925 16,133
APP-10573456.FP.FTS.B , 17 .49% , 9/10/26 9,660 5,516
APP-16630984.FP.FTS.B , 14 .49% , 9/12/26 9,855 10,019
APP-17112604.FP.FTS.B , 11 .74% , 9/15/26 16,134 16,353
APP-16335651.FP.FTS.B , 14 .49% , 9/15/26 11,104 11,291
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-17464221.FP.FTS.B , 16 .74% , 9/15/26 $ 9,159 $ 9,359
APP-17032039.FP.FTS.B , 10 .49% , 9/16/26 16,472 16,728
APP-16710569.FP.FTS.B , 15 .49% , 9/16/26 16,609 16,900
APP-10406165.FP.FTS.B , 18 .99% , 9/20/26 10,020 10,326
APP-16275007.FP.FTS.B , 12 .49% , 9/22/26 9,040 9,180
APP-17279512.FP.FTS.B , 16 .74% , 9/22/26 9,954 10,175
APP-17112272.FP.FTS.B , 14 .24% , 9/25/26 14,809 15,051
APP-17457461.FP.FTS.B , 16 .74% , 9/27/26 9,442 9,676
APP-16632934.FP.FTS.B , 14 .49% , 10/15/26 13,518 13,587
APP-11021919.FP.FTS.B , 17 .99% , 11/03/26 11,241 11,618
APP-11381442.FP.FTS.B , 20 .49% , 11/26/26 15,824 16,474
APP-11579549.FP.FTS.B , 13 .49% , 12/15/26 28,695 29,205
APP-11737058.FP.FTS.B , 22 .49% , 12/15/26 6,466 6,728
APP-11693245.FP.FTS.B , 18 .49% , 12/18/26 13,343 13,927
APP-11719573.FP.FTS.B , 19 .99% , 12/18/26 8,449 8,816
APP-11022370.FP.FTS.B , 16 .49% , 12/20/26 6,616 6,749
APP-11733566.FP.FTS.B , 19 .24% , 12/20/26 3,470 3,477
APP-11740523.FP.FTS.B , 10 .99% , 12/21/26 14,760 15,023
APP-11694985.FP.FTS.B , 12 .99% , 12/21/26 8,417 8,582
APP-11730592.FP.FTS.B , 17 .99% , 12/21/26 26,916 27,906
APP-11723942.FP.FTS.B , 19 .49% , 12/21/26 31,037 32,289
APP-11730543.FP.FTS.B , 19 .99% , 12/22/26 9,183 9,516
APP-11401848.FP.FTS.B , 15 .49% , 1/05/27 8,200 8,416
APP-12116526.FP.FTS.B , 18 .99% , 1/05/27 9,711 9,954
APP-11146646.FP.FTS.B , 12 .74% , 1/07/27 20,002 20,362
APP-11397497.FP.FTS.B , 11 .99% , 1/10/27 14,533 14,817
APP-11410185.FP.FTS.B , 22 .49% , 1/10/27 19,811 20,558
APP-11413059.FP.FTS.B , 13 .74% , 1/11/27 8,187 8,344
APP-11946615.FP.FTS.B , 16 .49% , 1/11/27 14,083 14,347
APP-12139980.FP.FTS.B , 19 .99% , 1/15/27 1,904 1,909
APP-12032875.FP.FTS.B , 11 .24% , 1/16/27 15,552 15,825
APP-12073890.FP.FTS.B , 10 .99% , 1/20/27 13,529 13,757
APP-12132313.FP.FTS.B , 11 .24% , 1/21/27 8,018 8,155
APP-12173162.FP.FTS.B , 17 .49% , 1/21/27 10,563 10,866
APP-11798808.FP.FTS.B , 10 .99% , 1/22/27 12,326 12,540
APP-12172519.FP.FTS.B , 11 .24% , 1/22/27 9,258 9,418
APP-12154405.FP.FTS.B , 14 .49% , 1/22/27 9,552 9,756
APP-12169743.FP.FTS.B , 24 .24% , 1/22/27 20,349 21,191
APP-12186510.FP.FTS.B , 9 .74% , 1/23/27 . 25,938 26,391
APP-12107351.FP.FTS.B , 16 .49% , 1/23/27 14,234 14,745
APP-12105986.FP.FTS.B , 10 .99% , 1/25/27 21,185 21,571
APP-12209707.FP.FTS.B , 25 .49% , 1/25/27 7,618 7,953
APP-11595106.FP.FTS.B , 13 .49% , 1/26/27 8,747 8,925
APP-11579435.FP.FTS.B , 15 .49% , 1/28/27 12,082 12,505
APP-11694310.FP.FTS.B , 16 .74% , 1/28/27 28,819 29,507
APP-11595260.FP.FTS.B , 18 .99% , 1/29/27 9,737 10,114
APP-11700609.FP.FTS.B , 19 .99% , 1/30/27 34,828 35,863
APP-12414657.FP.FTS.B , 10 .99% , 2/01/27 22,862 23,196
APP-11705115.FP.FTS.B , 21 .49% , 2/01/27 34,267 35,350
APP-11694211.FP.FTS.B , 11 .99% , 2/04/27 31,825 32,511
APP-11724908.FP.FTS.B , 12 .74% , 2/04/27 25,393 25,854
APP-11709701.FP.FTS.B , 16 .49% , 2/04/27 9,691 9,883
APP-11725393.FP.FTS.B , 17 .99% , 2/04/27 33,307 34,257
APP-11731565.FP.FTS.B , 18 .99% , 2/04/27 15,337 9,752
APP-11732774.FP.FTS.B , 19 .49% , 2/04/27 2,907 2,903
APP-11694359.FP.FTS.B , 19 .99% , 2/04/27 7,858 4,509
APP-11660434.FP.FTS.B , 20 .49% , 2/04/27 19,977 20,733
APP-11694079.FP.FTS.B , 10 .99% , 2/05/27 13,699 13,936

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
77
Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-11722179.FP.FTS.B , 11 .99% , 2/05/27 $ 17,592 $ 17,901
APP-11740935.FP.FTS.B , 13 .99% , 2/05/27 31,793 32,390
APP-11608429.FP.FTS.B , 17 .49% , 2/05/27 26,547 27,113
APP-09759707.FP.FTS.B , 18 .99% , 2/05/27 5,082 5,244
APP-11732543.FP.FTS.B , 20 .99% , 2/05/27 4,658 1,199
APP-11742867.FP.FTS.B , 23 .24% , 2/05/27 14,001 14,517
APP-12337990.FP.FTS.B , 16 .49% , 2/07/27 5,303 5,394
APP-11738196.FP.FTS.B , 21 .99% , 2/15/27 7,675 7,932
APP-12029572.FP.FTS.B , 16 .99% , 2/24/27 12,564 12,986
APP-12159528.FP.FTS.B , 18 .99% , 2/28/27 9,981 10,330
APP-12050224.FP.FTS.B , 11 .74% , 3/01/27 27,077 27,505
APP-12168636.FP.FTS.B , 13 .24% , 3/01/27 13,007 13,223
APP-12211243.FP.FTS.B , 17 .24% , 3/01/27 24,351 24,917
APP-12107891.FP.FTS.B , 17 .99% , 3/01/27 10,693 10,967
APP-12208717.FP.FTS.B , 21 .74% , 3/01/27 17,333 17,828
APP-12150597.FP.FTS.B , 25 .49% , 3/01/27 7,585 7,806
APP-12158633.FP.FTS.B , 23 .24% , 3/02/27 14,177 14,602
APP-12005996.FP.FTS.B , 15 .49% , 3/03/27 6,689 6,806
APP-12105218.FP.FTS.B , 10 .99% , 3/05/27 16,865 4,847
APP-12214905.FP.FTS.B , 16 .49% , 3/05/27 7,508 7,648
APP-12159801.FP.FTS.B , 16 .99% , 3/05/27 18,551 19,095
APP-11741297.FP.FTS.B , 19 .24% , 3/05/27 14,769 15,217
APP-12164096.FP.FTS.B , 21 .49% , 3/05/27 9,870 10,204
APP-12050159.FP.FTS.B , 13 .24% , 3/07/27 22,618 23,041
APP-12125835.FP.FTS.B , 19 .99% , 3/07/27 3,930 3,926
APP-12140862.FP.FTS.B , 8 .99% , 3/08/27 . 16,814 17,102
APP-12105970.FP.FTS.B , 10 .99% , 3/08/27 14,361 14,610
APP-12155604.FP.FTS.B , 11 .24% , 3/08/27 10,090 10,266
APP-12097459.FP.FTS.B , 13 .24% , 3/08/27 16,347 16,654
APP-12106008.FP.FTS.B , 13 .49% , 3/08/27 10,327 10,523
APP-12050743.FP.FTS.B , 14 .99% , 3/08/27 9,038 9,165
APP-12432804.FP.FTS.B , 13 .24% , 3/09/27 23,692 24,116
APP-11965580.FP.FTS.B , 20 .49% , 3/09/27 20,000 6,589
APP-11508449.FP.FTS.B , 8 .49% , 3/10/27 . 19,203 19,512
APP-12216897.FP.FTS.B , 10 .99% , 3/10/27 25,318 25,726
APP-12203395.FP.FTS.B , 22 .49% , 3/10/27 7,922 8,170
APP-12199670.FP.FTS.B , 10 .99% , 3/11/27 20,565 20,882
APP-12459432.FP.FTS.B , 13 .24% , 3/11/27 16,220 16,524
APP-12459441.FP.FTS.B , 17 .49% , 3/11/27 11,405 11,702
APP-12210087.FP.FTS.B , 18 .74% , 3/11/27 34,335 35,365
APP-12071137.FP.FTS.B , 19 .99% , 3/11/27 18,851 19,448
APP-12460903.FP.FTS.B , 10 .99% , 3/15/27 25,378 25,820
APP-12467297.FP.FTS.B , 13 .24% , 3/15/27 20,379 20,779
APP-12291770.FP.FTS.B , 16 .49% , 3/15/27 2,000 1,998
APP-12420649.FP.FTS.B , 16 .74% , 3/15/27 28,587 29,183
APP-12379303.FP.FTS.B , 13 .24% , 3/16/27 6,999 7,043
APP-12407602.FP.FTS.B , 19 .99% , 3/16/27 3,596 3,596
APP-12462116.FP.FTS.B , 17 .49% , 3/18/27 19,605 20,183
APP-11948900.FP.FTS.B , 17 .74% , 3/18/27 29,801 30,680
APP-12418630.FP.FTS.B , 17 .99% , 3/18/27 14,088 14,532
APP-12433361.FP.FTS.B , 18 .49% , 3/18/27 12,817 13,291
APP-12461150.FP.FTS.B , 18 .49% , 3/18/27 12,279 12,734
APP-12421799.FP.FTS.B , 19 .74% , 3/18/27 17,859 18,324
APP-12463831.FP.FTS.B , 19 .99% , 3/18/27 6,751 6,974
APP-12357813.FP.FTS.B , 10 .99% , 3/20/27 20,375 20,755
APP-12287686.FP.FTS.B , 11 .24% , 3/20/27 15,328 15,632
APP-12422648.FP.FTS.B , 13 .24% , 3/20/27 15,073 15,380
APP-12380981.FP.FTS.B , 13 .74% , 3/20/27 6,900 7,029
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12230901.FP.FTS.B , 20 .24% , 3/20/27 $ 36,114 $ 37,242
APP-12412709.FP.FTS.B , 20 .24% , 3/20/27 32,562 33,687
APP-12424835.FP.FTS.B , 23 .99% , 3/20/27 23,294 24,266
APP-12459776.FP.FTS.B , 10 .99% , 3/21/27 21,521 21,927
APP-12287335.FP.FTS.B , 13 .24% , 3/21/27 14,116 14,404
APP-12450320.FP.FTS.B , 19 .99% , 3/21/27 9,705 10,084
APP-12176796.FP.FTS.B , 8 .99% , 3/22/27 . 17,524 17,823
APP-12345892.FP.FTS.B , 13 .49% , 3/22/27 9,972 10,168
APP-12345261.FP.FTS.B , 15 .49% , 3/22/27 16,331 16,831
APP-12270745.FP.FTS.B , 17 .74% , 3/23/27 26,132 27,085
APP-12429877.FP.FTS.B , 19 .74% , 3/23/27 20,846 21,620
APP-12435676.FP.FTS.B , 20 .49% , 3/23/27 27,919 29,094
APP-12420863.FP.FTS.B , 17 .49% , 3/24/27 12,992 13,412
APP-12468743.FP.FTS.B , 18 .24% , 3/24/27 22,378 23,113
APP-12408200.FP.FTS.B , 21 .74% , 3/24/27 6,230 6,260
APP-12468566.FP.FTS.B , 19 .74% , 3/25/27 23,050 23,652
APP-11872544.FP.FTS.B , 19 .99% , 3/25/27 9,542 9,939
APP-12175594.FP.FTS.B , 18 .99% , 4/01/27 9,963 10,174
APP-11744076.FP.FTS.B , 17 .49% , 4/05/27 18,478 2,294
APP-12172482.FP.FTS.B , 20 .49% , 4/06/27 21,472 22,063
APP-12408935.FP.FTS.B , 19 .99% , 4/17/27 4,488 4,517
APP-12033253.FP.FTS.B , 17 .99% , 4/24/27 10,151 10,507
APP-12133804.FP.FTS.B , 10 .99% , 4/30/27 14,652 14,895
APP-11709913.FP.FTS.B , 21 .49% , 4/30/27 39,180 39,759
APP-12443158.FP.FTS.B , 17 .49% , 5/22/27 8,780 9,014
APP-15016056.FP.FTS.B , 19 .24% , 6/06/27 11,623 11,577
APP-14953646.FP.FTS.B , 24 .24% , 7/06/27 33,053 33,696
APP-15007182.FP.FTS.B , 16 .99% , 7/11/27 8,336 8,477
APP-15105817.FP.FTS.B , 11 .74% , 7/15/27 15,392 15,634
APP-15110260.FP.FTS.B , 13 .99% , 7/15/27 22,774 23,146
APP-15113452.FP.FTS.B , 18 .49% , 7/15/27 9,482 9,679
APP-15103060.FP.FTS.B , 19 .99% , 7/15/27 11,726 11,979
APP-14544639.FP.FTS.B , 11 .99% , 7/21/27 10,548 10,731
APP-16662334.FP.FTS.B , 15 .24% , 7/26/27 18,951 19,268
APP-15066733.FP.FTS.B , 18 .99% , 7/26/27 10,523 10,849
APP-15116487.FP.FTS.B , 21 .49% , 7/28/27 12,984 13,409
APP-16465567.FP.FTS.B , 15 .49% , 7/30/27 11,198 11,394
APP-16645516.FP.FTS.B , 10 .99% , 7/31/27 15,002 15,203
APP-12402250.FP.FTS.B , 19 .99% , 7/31/27 19,747 20,128
APP-16640475.FP.FTS.B , 12 .74% , 8/02/27 13,122 13,299
APP-16637899.FP.FTS.B , 15 .49% , 8/02/27 14,140 14,333
APP-17319474.FP.FTS.B , 16 .49% , 8/07/27 37,405 37,851
APP-17245315.FP.FTS.B , 17 .74% , 8/09/27 7,946 8,074
APP-14523455.FP.FTS.B , 17 .24% , 8/15/27 29,634 30,237
APP-15119411.FP.FTS.B , 9 .74% , 8/28/27 . 16,801 17,117
APP-15106325.FP.FTS.B , 23 .24% , 8/28/27 14,648 15,076
APP-16679044.FP.FTS.B , 8 .99% , 9/01/27 . 9,665 9,805
APP-16632155.FP.FTS.B , 11 .49% , 9/01/27 12,734 12,913
APP-16448250.FP.FTS.B , 13 .49% , 9/01/27 5,163 5,237
APP-16676570.FP.FTS.B , 15 .24% , 9/01/27 15,680 15,876
APP-16718578.FP.FTS.B , 15 .74% , 9/02/27 8,241 8,352
APP-16852920.FP.FTS.B , 10 .99% , 9/04/27 28,238 28,650
APP-16640455.FP.FTS.B , 10 .99% , 9/05/27 16,364 16,594
APP-16800634.FP.FTS.B , 15 .99% , 9/10/27 37,599 19,435
APP-16335596.FP.FTS.B , 10 .99% , 9/12/27 19,412 19,726
APP-16627732.FP.FTS.B , 12 .99% , 9/12/27 18,593 18,904
APP-16399010.FP.FTS.B , 15 .24% , 9/12/27 15,858 16,130
APP-15052242.FP.FTS.B , 11 .74% , 9/13/27 37,094 37,966

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
78
Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-16664397.FP.FTS.B , 12 .99% , 9/13/27 $ 18,367 $ 18,688
APP-17458875.FP.FTS.B , 16 .49% , 9/13/27 3,758 3,811
APP-16687847.FP.FTS.B , 9 .49% , 9/15/27 . 14,434 14,673
APP-17011228.FP.FTS.B , 14 .74% , 9/15/27 37,695 38,365
APP-16720658.FP.FTS.B , 15 .24% , 9/15/27 28,877 29,394
APP-17027051.FP.FTS.B , 14 .49% , 9/16/27 10,633 10,826
APP-17010091.FP.FTS.B , 15 .49% , 9/18/27 30,199 30,768
APP-16637461.FP.FTS.B , 18 .49% , 9/20/27 14,558 14,805
APP-17497296.FP.FTS.B , 17 .74% , 9/23/27 9,932 10,132
APP-17082038.FP.FTS.B , 12 .49% , 9/26/27 22,581 22,982
APP-17490395.FP.FTS.B , 15 .24% , 9/26/27 24,834 25,298
APP-17115062.FP.FTS.B , 17 .99% , 9/26/27 14,965 15,291
APP-17461708.FP.FTS.B , 12 .49% , 9/27/27 23,381 23,806
APP-17239533.FP.FTS.B , 13 .74% , 9/27/27 14,899 15,172
APP-17504832.FP.FTS.B , 13 .74% , 9/27/27 16,429 16,688
APP-17102136.FP.FTS.B , 14 .24% , 9/27/27 37,162 37,842
APP-16677695.FP.FTS.B , 12 .99% , 10/14/27 20,583 20,936
APP-15098807.FP.FTS.B , 26 .99% , 10/28/27 10,010 10,148
APP-17485387.FP.FTS.B , 15 .24% , 10/31/27 28,732 29,246
APP-11550730.FP.FTS.B , 23 .99% , 5/03/34 410 412
4,008,379
LendingClub Corp. - LCX
158981937.LC.FTS.B , 16 .12% , 9/26/24 ... 1,757 1,753
161888275.LC.FTS.B , 15 .24% , 11/14/24 .. 2,388 2,384
162030908.LC.FTS.B , 12 .4% , 11/19/24 ... 2,415 2,332
162266279.LC.FTS.B , 11 .02% , 11/22/24 .. 4,404 4,364
162318190.LC.FTS.B , 13 .08% , 12/13/24 .. 938 900
163479653.LC.FTS.B , 20 .55% , 12/30/24 .. 2,570 2,567
163615560.LC.FTS.B , 20 .55% , 12/30/24 .. 3,323 3,331
164050345.LC.FTS.B , 13 .08% , 12/31/24 .. 5,822 5,735
164586812.LC.FTS.B , 8 .19% , 1/27/25 ... 2,416 2,355
162966512.LC.FTS.B , 11 .02% , 2/12/25 ... 4,974 4,724
166880211.LC.FTS.B , 8 .19% , 2/18/25 .... 3,847 3,714
163292439.LC.FTS.B , 8 .19% , 2/23/25 ... 3,452 3,296
167466589.LC.FTS.B , 8 .19% , 2/27/25 ... 2,551 2,476
164067189.LC.FTS.B , 13 .08% , 2/28/25 ... 8,451 8,297
168296354.LC.FTS.B , 13 .08% , 5/13/25 ... 5,948 5,662
165441115.LC.FTS.B , 8 .81% , 10/05/25 ... 4,937 1,721
168006688.LC.FTS.B , 8 .19% , 11/21/25 ... 8,363 7,875
165032371.LC.FTS.B , Zero Cpn , 1/21/33 . 9,636 –
63,486
LendingClub Corp. - LCX PM
170431322.LC.FTS.B , 18 .24% , 9/14/25 ... 1,899 1,885
170592201.LC.FTS.B , 14 .02% , 9/16/25 ... 7,143 7,001
170055181.LC.FTS.B , 16 .08% , 9/16/25 ... 5,524 5,453
170639161.LC.FTS.B , 19 .12% , 9/18/25 ... 3,846 3,823
170786159.LC.FTS.B , 14 .02% , 9/25/25 ... 8,569 8,302
170163928.LC.FTS.B , 15 .4% , 9/25/25 ... 3,686 3,645
170812112.LC.FTS.B , 14 .02% , 9/29/25 ... 7,140 6,932
171032242.LC.FTS.B , 19 .12% , 10/02/25 .. 6,063 5,989
170941274.LC.FTS.B , 16 .08% , 10/05/25 .. 11,620 11,302
171264911.LC.FTS.B , 19 .12% , 10/14/25 .. 6,063 6,009
171461721.LC.FTS.B , 16 .08% , 10/20/25 .. 4,436 4,367
171322854.LC.FTS.B , 16 .08% , 10/22/25 .. 11,083 1,351
172156822.LC.FTS.B , 14 .02% , 11/24/25 .. 3,946 3,737
172665217.LC.FTS.B , 15 .4% , 12/04/25 ... 6,308 6,166
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
172752552.LC.FTS.B , 16 .08% , 12/10/25 .. $ 5,099 $ 5,029
173203429.LC.FTS.B , 15 .4% , 12/23/25 ... 14,690 14,437
173295643.LC.FTS.B , 19 .12% , 12/28/25 .. 5,309 5,235
173301532.LC.FTS.B , 17 .3% , 1/06/26 ... 13,514 13,255
173496629.LC.FTS.B , 16 .08% , 1/14/26 ... 12,759 9,650
172611713.LC.FTS.B , 19 .12% , 1/14/26 ... 7,506 7,424
173303101.LC.FTS.B , 19 .95% , 1/15/26 ... 7,231 7,171
173821408.LC.FTS.B , 21 .49% , 1/19/26 ... 7,407 7,463
173896730.LC.FTS.B , 23 .99% , 1/19/26 ... 4,893 5,005
173933933.LC.FTS.B , 13 .49% , 1/20/26 ... 8,563 8,298
173270899.LC.FTS.B , 15 .4% , 1/20/26 ... 18,007 17,451
173854798.LC.FTS.B , 21 .49% , 1/20/26 ... 4,795 4,809
173871807.LC.FTS.B , 21 .99% , 1/20/26 ... 5,804 5,909
174045948.LC.FTS.B , 17 .44% , 1/22/26 ... 8,574 8,536
174087634.LC.FTS.B , 23 .99% , 1/22/26 ... 7,339 7,518
172757520.LC.FTS.B , 19 .12% , 1/24/26 ... 6,443 –
173956639.LC.FTS.B , 18 .19% , 1/25/26 ... 3,037 3,004
173841383.LC.FTS.B , 21 .49% , 1/25/26 ... 14,456 14,546
173813936.LC.FTS.B , 19 .74% , 1/27/26 ... 11,155 11,128
173580706.LC.FTS.B , 15% , 5/15/26 ..... 12,083 9,495
170877107.LC.FTS.B , 5% , 9/29/33 ...... 3,170 386
170963456.LC.FTS.B , 19 .95% , 2/14/34 ... 1,289 –
173826580.LC.FTS.B , 16 .99% , 5/24/34 ... 1,751 176
241,887
Prosper Funding LLC
1609512.PS.FTS.B , 16% , 8/05/24 ....... 1,244 1,234
1603741.PS.FTS.B , 16 .6% , 8/06/24 ..... 1,029 1,022
1611408.PS.FTS.B , 15 .4% , 8/09/24 ..... 1,352 1,344
1611363.PS.FTS.B , 18 .24% , 8/09/24 .... 2,803 1,955
1602197.PS.FTS.B , 18 .41% , 8/14/24 .... 636 634
1608881.PS.FTS.B , 14 .7% , 8/23/24 ..... 402 402
1610579.PS.FTS.B , 15% , 8/25/24 ....... 673 672
1620627.PS.FTS.B , 16 .9% , 8/25/24 ..... 2,266 823
1622424.PS.FTS.B , 16 .1% , 8/27/24 ..... 677 677
1634217.PS.FTS.B , 24 .51% , 9/21/24 .... 3,880 –
1623656.PS.FTS.B , 25 .71% , 9/21/24 .... 1,880 1,901
1628356.PS.FTS.B , 11 .6% , 9/22/24 ..... 401 399
1635063.PS.FTS.B , 14 .56% , 9/22/24 .... 1,914 1,902
1624643.PS.FTS.B , 15 .12% , 9/22/24 .... 507 506
1635060.PS.FTS.B , 16 .64% , 9/22/24 .... 2,550 2,551
1624646.PS.FTS.B , 18 .4% , 9/22/24 ..... 520 524
1635348.PS.FTS.B , 26 .3% , 9/22/24 ..... 378 383
1635768.PS.FTS.B , 14 .89% , 9/23/24 .... 1,523 1,523
1629058.PS.FTS.B , 15 .7% , 9/23/24 ..... 421 421
1636260.PS.FTS.B , 12 .76% , 9/24/24 .... 325 324
1636335.PS.FTS.B , 13% , 9/24/24 ....... 2,445 2,437
1636458.PS.FTS.B , 13 .8% , 9/24/24 ..... 740 738
1636308.PS.FTS.B , 14 .56% , 9/24/24 .... 498 496
1626602.PS.FTS.B , 16 .1% , 9/24/24 ..... 480 479
1625990.PS.FTS.B , 16 .28% , 9/24/24 .... 5,926 5,932
1629244.PS.FTS.B , 17 .96% , 9/24/24 .... 1,674 1,676
1636947.PS.FTS.B , 20 .34% , 9/24/24 .... 355 358
1630390.PS.FTS.B , 11 .6% , 9/27/24 ..... 1,914 1,909
1630750.PS.FTS.B , 11 .7% , 9/27/24 ..... 2,157 2,170
1637526.PS.FTS.B , 12 .3% , 9/27/24 ..... 2,912 2,897
1626884.PS.FTS.B , 15% , 9/27/24 ....... 1,592 1,595
1637235.PS.FTS.B , 15 .1% , 9/27/24 ..... 996 998

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
79
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1630384.PS.FTS.B , 16% , 9/27/24 ....... $ 2,005 $ 2,009
1630396.PS.FTS.B , 16 .43% , 9/27/24 .... 3,861 3,869
1630414.PS.FTS.B , 16 .43% , 9/27/24 .... 404 405
1630936.PS.FTS.B , 12% , 9/28/24 ....... 1,616 1,612
1631188.PS.FTS.B , 13 .36% , 9/28/24 .... 2,051 2,046
1627706.PS.FTS.B , 15 .1% , 9/28/24 ..... 398 399
1628048.PS.FTS.B , 15 .4% , 9/28/24 ..... 1,086 1,085
1638306.PS.FTS.B , 21 .56% , 9/28/24 .... 1,015 1,020
1627514.PS.FTS.B , 13 .5% , 10/02/24 .... 2,025 2,012
1625708.PS.FTS.B , 17 .8% , 10/10/24 .... 2,555 2,568
1630822.PS.FTS.B , 13 .86% , 10/16/24 ... 3,261 3,255
1648597.PS.FTS.B , 15 .5% , 10/27/24 .... 2,319 2,313
1648606.PS.FTS.B , 18 .11% , 10/27/24 .... 717 715
1649488.PS.FTS.B , 11 .7% , 10/28/24 .... 2,450 2,435
1646303.PS.FTS.B , 11 .89% , 10/28/24 .... 3,348 3,327
1649524.PS.FTS.B , 14 .39% , 10/28/24 ... 444 444
1649797.PS.FTS.B , 17 .05% , 10/28/24 ... 3,208 3,201
1656462.PS.FTS.B , 27 .62% , 10/28/24 ... 3,950 3,996
1650016.PS.FTS.B , 13 .5% , 10/29/24 .... 4,544 4,589
1650046.PS.FTS.B , 19 .41% , 10/29/24 ... 5,412 5,545
1648730.PS.FTS.B , 17% , 11/02/24 ...... 2,828 2,817
1661403.PS.FTS.B , 14 .11% , 11/05/24 .... 5,712 5,649
1653476.PS.FTS.B , 10 .8% , 11/09/24 .... 694 686
1652624.PS.FTS.B , 12 .3% , 11/09/24 .... 896 887
1653332.PS.FTS.B , 12 .79% , 11/09/24 .... 4,504 4,457
1659052.PS.FTS.B , 15 .29% , 11/09/24 .... 926 919
1659220.PS.FTS.B , 16 .6% , 11/09/24 .... 2,756 2,749
1659274.PS.FTS.B , 19 .5% , 11/09/24 .... 3,387 3,386
1654961.PS.FTS.B , 11 .88% , 11/12/24 .... 3,344 3,313
1654955.PS.FTS.B , 15 .5% , 11/12/24 .... 2,176 2,161
1635077.PS.FTS.B , 20 .57% , 11/15/24 .... 3,951 3,947
1654004.PS.FTS.B , 15 .29% , 11/16/24 .... 1,164 1,152
1486265.PS.FTS.B , 19 .99% , 11/16/24 .... 2,555 2,559
1658144.PS.FTS.B , 14 .49% , 11/17/24 .... 8,513 2,733
1650442.PS.FTS.B , 16 .57% , 11/23/24 .... 1,101 1,099
1503354.PS.FTS.B , 20 .74% , 11/24/24 .... 1,552 1,560
1660819.PS.FTS.B , 17% , 11/26/24 ...... 848 847
1651990.PS.FTS.B , 18 .41% , 12/01/24 ... 9,335 1,191
1674119.PS.FTS.B , 11 .6% , 12/16/24 ..... 2,530 2,504
1674128.PS.FTS.B , 12 .3% , 12/16/24 .... 615 608
1687134.PS.FTS.B , 12 .6% , 12/16/24 .... 1,790 1,779
1687119.PS.FTS.B , 13 .5% , 12/16/24 .... 3,873 3,848
1680238.PS.FTS.B , 13 .81% , 12/16/24 ... 6,476 6,410
1680268.PS.FTS.B , 19 .6% , 12/16/24 .... 6,018 1,490
1689501.PS.FTS.B , 15 .9% , 12/21/24 .... 2,648 2,635
1676387.PS.FTS.B , 16 .2% , 12/21/24 .... 2,656 2,669
1674137.PS.FTS.B , 18 .2% , 12/21/24 .... 549 549
1689882.PS.FTS.B , 15 .29% , 12/22/24 ... 1,447 1,441
1683121.PS.FTS.B , 16 .8% , 12/22/24 .... 7,639 6,765
1689870.PS.FTS.B , 18 .09% , 12/22/24 ... 1,665 1,669
1683241.PS.FTS.B , 22 .6% , 12/22/24 .... 1,288 1,169
1686151.PS.FTS.B , 14 .6% , 12/29/24 .... 584 590
1679818.PS.FTS.B , 17 .8% , 12/30/24 .... 4,973 4,966
1693752.PS.FTS.B , 23 .9% , 12/30/24 .... 1,718 1,711
1686747.PS.FTS.B , 16 .5% , 12/31/24 .... 372 370
1683092.PS.FTS.B , 24 .4% , 1/04/25 ..... 1,766 1,178
1675928.PS.FTS.B , 10 .97% , 1/05/25 .... 2,849 2,812
1694922.PS.FTS.B , 24 .11% , 1/06/25 .... 1,156 317
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1697064.PS.FTS.B , 24 .4% , 1/06/25 ..... $ 676 $ 675
1687799.PS.FTS.B , 13 .41% , 1/12/25 .... 6,339 320
1694614.PS.FTS.B , 11 .4% , 1/13/25 ..... 1,130 1,116
1694584.PS.FTS.B , 12 .2% , 1/13/25 ..... 5,696 5,623
1701780.PS.FTS.B , 12 .3% , 1/13/25 ..... 4,778 4,707
1688570.PS.FTS.B , 13 .87% , 1/13/25 .... 1,738 1,721
1688558.PS.FTS.B , 16 .43% , 1/13/25 .... 891 883
1701342.PS.FTS.B , 17 .7% , 1/13/25 ..... 7,523 7,521
1694587.PS.FTS.B , 19 .6% , 1/13/25 ..... 3,065 3,064
1689359.PS.FTS.B , 12 .3% , 1/14/25 ..... 1,478 1,456
1702149.PS.FTS.B , 15% , 1/14/25 ....... 2,976 2,940
1695340.PS.FTS.B , 15 .7% , 1/14/25 ..... 2,950 2,923
1689368.PS.FTS.B , 16 .2% , 1/14/25 ..... 1,307 1,304
1695364.PS.FTS.B , 16 .8% , 1/14/25 ..... 1,528 1,510
1695355.PS.FTS.B , 18 .4% , 1/14/25 ..... 1,515 1,515
1695982.PS.FTS.B , 25 .4% , 1/14/25 ..... 2,468 2,474
1696480.PS.FTS.B , 18 .8% , 1/18/25 ..... 1,521 1,524
1697491.PS.FTS.B , 16 .7% , 1/19/25 ..... 1,509 1,508
1704390.PS.FTS.B , 17 .8% , 1/19/25 ..... 680 681
1692221.PS.FTS.B , 23% , 1/19/25 ....... 2,172 2,190
1700809.PS.FTS.B , 22 .6% , 1/24/25 ..... 1,577 1,596
1696034.PS.FTS.B , 13 .5% , 1/25/25 ..... 527 524
1709424.PS.FTS.B , 23 .4% , 1/26/25 ..... 770 776
1684772.PS.FTS.B , 24 .4% , 1/29/25 ..... 1,863 1,900
1702809.PS.FTS.B , 14 .89% , 1/31/25 .... 8,144 8,039
1695688.PS.FTS.B , 13 .96% , 2/07/25 .... 2,117 2,081
1706807.PS.FTS.B , 17 .8% , 2/11/25 ..... 1,327 1,325
1715170.PS.FTS.B , 10 .8% , 2/15/25 ..... 931 918
1708031.PS.FTS.B , 12 .9% , 2/15/25 ..... 2,440 2,405
1708067.PS.FTS.B , 13% , 2/15/25 ....... 3,171 3,127
1715161.PS.FTS.B , 14 .11% , 2/15/25 .... 389 385
1708871.PS.FTS.B , 14 .49% , 2/15/25 .... 3,217 3,183
1715173.PS.FTS.B , 16 .6% , 2/15/25 ..... 1,237 1,223
1708904.PS.FTS.B , 23 .4% , 2/15/25 ..... 1,746 1,757
1708478.PS.FTS.B , 24 .34% , 2/15/25 .... 1,846 1,650
1708040.PS.FTS.B , 26 .46% , 2/15/25 .... 1,435 1,443
1716160.PS.FTS.B , 11 .55% , 2/16/25 .... 3,127 3,084
1716088.PS.FTS.B , 17 .8% , 2/16/25 ..... 1,659 1,660
1723593.PS.FTS.B , 22 .6% , 2/18/25 ..... 5,201 5,243
1721421.PS.FTS.B , 16 .3% , 2/20/25 ..... 6,164 6,147
1709597.PS.FTS.B , 18 .5% , 2/20/25 ..... 2,018 2,013
1708070.PS.FTS.B , 14 .2% , 2/21/25 ..... 3,172 3,139
1713806.PS.FTS.B , 10 .07% , 2/23/25 .... 12,326 12,166
1713725.PS.FTS.B , 13 .9% , 2/23/25 ..... 2,850 2,829
1721427.PS.FTS.B , 17 .96% , 2/24/25 .... 6,422 6,334
1652873.PS.FTS.B , 19 .6% , 2/25/25 ..... 5,404 1,527
1712954.PS.FTS.B , 12 .4% , 2/26/25 ..... 1,383 1,364
1715152.PS.FTS.B , 21% , 2/28/25 ....... 3,832 3,912
1708484.PS.FTS.B , 22 .6% , 2/28/25 ..... 1,564 1,599
1710380.PS.FTS.B , 23 .59% , 2/28/25 .... 879 880
1730775.PS.FTS.B , 16 .3% , 3/03/25 ..... 766 759
1603033.PS.FTS.B , 24 .6% , 5/07/25 ..... 1,918 1,918
1673705.PS.FTS.B , 16% , 6/16/25 ....... 4,296 4,208
1724859.PS.FTS.B , 11 .4% , 6/18/25 ..... 5,071 –
1683602.PS.FTS.B , 23 .4% , 7/05/25 ..... 980 974
1681405.PS.FTS.B , 16 .9% , 10/12/25 .... 8,520 4,931
1638183.PS.FTS.B , 17 .71% , 10/26/25 ... 5,810 5,696
1685272.PS.FTS.B , 16 .7% , 11/28/25 .... 13,480 8,269

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
80
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1692336.PS.FTS.B , 21 .8% , 11/28/25 .... $ 5,959 $ 5,864
1716226.PS.FTS.B , 13 .9% , 12/14/25 .... 5,124 4,966
1485878.PS.FTS.B , 11 .99% , 12/17/25 .... 7,837 –
1690361.PS.FTS.B , 18 .5% , 12/18/25 .... 1,598 950
1708055.PS.FTS.B , 20 .25% , 1/15/26 .... 16,899 508
1709591.PS.FTS.B , 22 .6% , 1/16/26 ..... 10,674 6,944
1592846.PS.FTS.B , 15 .9% , 7/23/26 ..... 4,387 4,321
1599440.PS.FTS.B , 26 .4% , 8/05/26 ..... 1,270 1,303
1600460.PS.FTS.B , 15 .2% , 8/06/26 ..... 8,408 8,223
1603750.PS.FTS.B , 15 .9% , 8/06/26 ..... 4,518 4,419
1600466.PS.FTS.B , 18 .73% , 8/06/26 .... 8,727 8,530
1603759.PS.FTS.B , 20 .59% , 8/06/26 .... 5,928 5,940
1604551.PS.FTS.B , 13 .74% , 8/09/26 .... 11,976 11,709
1611384.PS.FTS.B , 13 .88% , 8/09/26 .... 5,526 5,391
1611387.PS.FTS.B , 19 .33% , 8/09/26 .... 5,268 5,287
1611390.PS.FTS.B , 22 .8% , 8/09/26 ..... 1,158 1,190
1611810.PS.FTS.B , 13% , 8/10/26 ....... 1,368 1,335
1606042.PS.FTS.B , 14 .74% , 8/10/26 .... 9,341 4,868
1611807.PS.FTS.B , 19 .33% , 8/10/26 .... 8,799 8,837
1602347.PS.FTS.B , 20 .3% , 8/10/26 ..... 1,182 1,187
1612149.PS.FTS.B , 20 .7% , 8/10/26 ..... 3,561 3,575
1612140.PS.FTS.B , 23 .74% , 8/10/26 .... 3,973 3,986
1606183.PS.FTS.B , 12 .6% , 8/11/26 ..... 8,171 7,977
1606945.PS.FTS.B , 12 .5% , 8/12/26 ..... 4,257 521
1607296.PS.FTS.B , 13 .3% , 8/12/26 ..... 3,436 1,796
1603532.PS.FTS.B , 20 .5% , 8/12/26 ..... 6,265 6,298
1612131.PS.FTS.B , 19 .48% , 8/15/26 .... 4,412 4,431
1611322.PS.FTS.B , 12 .5% , 8/19/26 ..... 19,045 18,625
1618149.PS.FTS.B , 13 .7% , 8/19/26 ..... 6,066 5,932
1611805.PS.FTS.B , 16 .18% , 8/20/26 .... 16,711 16,419
1602449.PS.FTS.B , 25% , 8/21/26 ....... 1,248 1,284
1615738.PS.FTS.B , 13 .3% , 8/27/26 ..... 2,262 2,216
1612100.PS.FTS.B , 16 .3% , 8/27/26 ..... 5,836 5,748
1604576.PS.FTS.B , 18 .3% , 8/28/26 ..... 6,018 6,054
1615636.PS.FTS.B , 12 .5% , 8/30/26 ..... 8,429 8,243
1612853.PS.FTS.B , 13% , 8/30/26 ....... 22,548 21,934
1611798.PS.FTS.B , 25 .74% , 9/01/26 .... 6,574 6,754
1622321.PS.FTS.B , 19 .23% , 9/17/26 .... 1,802 1,819
1634619.PS.FTS.B , 19% , 9/21/26 ....... 5,993 6,061
1624628.PS.FTS.B , 12 .9% , 9/22/26 ..... 14,074 13,777
1625300.PS.FTS.B , 11 .79% , 9/23/26 .... 3,894 3,813
1625246.PS.FTS.B , 12 .5% , 9/23/26 ..... 5,325 5,214
1630114.PS.FTS.B , 11 .7% , 9/24/26 ...... 5,001 4,898
1626860.PS.FTS.B , 15% , 9/27/26 ....... 3,847 3,793
1631629.PS.FTS.B , 11 .7% , 9/28/26 ..... 895 885
1631647.PS.FTS.B , 12 .7% , 9/28/26 ..... 8,536 8,367
1638105.PS.FTS.B , 13 .4% , 9/28/26 ..... 3,785 3,710
1628072.PS.FTS.B , 14 .53% , 9/28/26 .... 11,840 11,604
1627559.PS.FTS.B , 14 .89% , 9/28/26 .... 10,050 9,912
1639041.PS.FTS.B , 11 .7% , 9/29/26 ..... 8,581 8,504
1629628.PS.FTS.B , 14 .31% , 10/02/26 ... 7,079 6,947
1646769.PS.FTS.B , 11 .79% , 10/13/26 .... 1,396 1,381
1626833.PS.FTS.B , 14 .7% , 10/25/26 .... 9,260 9,099
1648282.PS.FTS.B , 14% , 10/26/26 ...... 9,036 8,874
1648288.PS.FTS.B , 14 .96% , 10/26/26 ... 7,601 7,464
1645223.PS.FTS.B , 10 .5% , 10/27/26 .... 5,232 5,115
1645646.PS.FTS.B , 10 .8% , 10/27/26 .... 8,748 8,551
1648582.PS.FTS.B , 10 .9% , 10/27/26 .... 5,838 5,707
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1655325.PS.FTS.B , 13 .08% , 10/27/26 ... $ 12,117 $ 11,842
1648945.PS.FTS.B , 14 .29% , 10/27/26 ... 21,175 20,804
1648588.PS.FTS.B , 14 .39% , 10/27/26 ... 9,070 8,911
1648621.PS.FTS.B , 15 .29% , 10/27/26 ... 19,143 18,819
1646309.PS.FTS.B , 9 .62% , 10/28/26 .... 8,943 8,745
1649809.PS.FTS.B , 11 .1% , 10/28/26 .... 4,349 4,240
1646066.PS.FTS.B , 16 .18% , 10/28/26 ... 9,245 9,084
1645916.PS.FTS.B , 16 .3% , 10/28/26 .... 830 828
1646072.PS.FTS.B , 28 .23% , 10/28/26 ... 8,125 8,449
1650307.PS.FTS.B , 10 .08% , 10/29/26 ... 7,525 7,357
1647161.PS.FTS.B , 10 .5% , 10/29/26 .... 4,069 4,018
1657278.PS.FTS.B , 10 .5% , 10/29/26 .... 4,545 4,495
1646819.PS.FTS.B , 11 .2% , 10/29/26 .... 2,342 2,314
1650901.PS.FTS.B , 11 .2% , 10/29/26 .... 9,075 8,978
1650847.PS.FTS.B , 13 .93% , 10/29/26 ... 4,815 4,768
1650865.PS.FTS.B , 15 .18% , 10/29/26 ... 6,093 6,038
1489833.PS.FTS.B , 16 .99% , 10/30/26 ... 5,116 2,855
1656183.PS.FTS.B , 14 .38% , 10/31/26 ... 4,546 4,435
1649791.PS.FTS.B , 15 .1% , 10/31/26 .... 15,245 14,952
1655343.PS.FTS.B , 16 .65% , 10/31/26 ... 8,228 8,318
1648990.PS.FTS.B , 18 .33% , 10/31/26 ... 10,708 10,796
1649806.PS.FTS.B , 12 .33% , 11/01/26 .... 10,948 2,541
1648793.PS.FTS.B , 26 .43% , 11/02/26 .... 6,727 6,890
1650023.PS.FTS.B , 14 .79% , 11/04/26 .... 6,675 6,542
1661388.PS.FTS.B , 11 .55% , 11/05/26 .... 2,350 2,287
1654723.PS.FTS.B , 18 .6% , 11/05/26 .... 5,487 3,133
1651754.PS.FTS.B , 10 .5% , 11/08/26 .... 11,625 11,320
1658080.PS.FTS.B , 14 .63% , 11/08/26 .... 9,089 8,878
1652300.PS.FTS.B , 21 .18% , 11/08/26 .... 9,173 9,177
1666449.PS.FTS.B , 14 .6% , 11/09/26 .... 6,966 6,807
1658839.PS.FTS.B , 14 .68% , 11/09/26 .... 9,093 8,853
1658842.PS.FTS.B , 17% , 11/09/26 ...... 7,747 7,767
1659079.PS.FTS.B , 19% , 11/09/26 ...... 3,788 3,796
1654735.PS.FTS.B , 18 .25% , 11/10/26 .... 15,757 15,715
1660333.PS.FTS.B , 21 .18% , 11/10/26 .... 2,572 2,602
1667997.PS.FTS.B , 11 .79% , 11/12/26 .... 5,301 5,166
1655114.PS.FTS.B , 12 .32% , 11/12/26 .... 7,658 375
1667757.PS.FTS.B , 18 .25% , 11/12/26 .... 8,151 8,182
1667178.PS.FTS.B , 13 .3% , 11/15/26 .... 6,003 5,857
1661914.PS.FTS.B , 13 .5% , 11/15/26 .... 14,980 14,671
1661875.PS.FTS.B , 18 .33% , 11/15/26 .... 9,412 9,462
1661797.PS.FTS.B , 21% , 11/15/26 ...... 1,319 1,356
1658339.PS.FTS.B , 16% , 11/17/26 ...... 4,605 4,636
1650968.PS.FTS.B , 16 .33% , 11/19/26 .... 11,086 10,815
1653086.PS.FTS.B , 18 .2% , 11/19/26 .... 8,132 6,977
1664327.PS.FTS.B , 13 .5% , 11/30/26 .... 2,493 2,420
1687146.PS.FTS.B , 11 .43% , 12/16/26 .... 7,239 7,042
1687128.PS.FTS.B , 12 .3% , 12/16/26 .... 6,084 5,918
1680286.PS.FTS.B , 12 .5% , 12/16/26 .... 6,096 5,929
1687125.PS.FTS.B , 13 .4% , 12/16/26 .... 6,149 5,981
1680241.PS.FTS.B , 14 .38% , 12/16/26 ... 15,519 15,092
1680235.PS.FTS.B , 14 .41% , 12/16/26 ... 21,692 21,123
1674101.PS.FTS.B , 14 .53% , 12/16/26 ... 11,058 10,766
1687113.PS.FTS.B , 15 .18% , 12/16/26 .... 10,319 10,067
1680301.PS.FTS.B , 18 .5% , 12/16/26 .... 3,223 3,224
1675265.PS.FTS.B , 10 .5% , 12/20/26 .... 13,745 13,402
1681006.PS.FTS.B , 15 .29% , 12/20/26 ... 14,398 14,066
1676534.PS.FTS.B , 6% , 12/21/26 ....... 8,966 8,791

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
81
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1688964.PS.FTS.B , 13 .93% , 12/21/26 ... $ 9,271 $ 9,026
1689036.PS.FTS.B , 14 .6% , 12/21/26 .... 12,440 12,158
1689054.PS.FTS.B , 14 .89% , 12/21/26 ... 9,130 8,939
1676819.PS.FTS.B , 14 .68% , 12/22/26 ... 19,918 19,395
1677269.PS.FTS.B , 25 .9% , 12/22/26 .... 4,115 4,243
1690638.PS.FTS.B , 11 .1% , 12/23/26 .... 5,712 5,565
1688076.PS.FTS.B , 16 .4% , 12/24/26 .... 8,784 8,592
1680116.PS.FTS.B , 14% , 12/29/26 ...... 17,123 16,989
1690116.PS.FTS.B , 23 .11% , 12/31/26 .... 10,359 10,684
1686735.PS.FTS.B , 25 .27% , 12/31/26 ... 10,703 10,959
1694608.PS.FTS.B , 10 .62% , 1/13/27 .... 5,893 5,730
1701387.PS.FTS.B , 11 .1% , 1/13/27 ..... 4,936 4,799
1694572.PS.FTS.B , 11 .6% , 1/13/27 ..... 13,517 13,141
1695022.PS.FTS.B , 11 .7% , 1/13/27 ..... 9,181 8,926
1688996.PS.FTS.B , 11 .79% , 1/13/27 .... 15,219 14,795
1694605.PS.FTS.B , 15 .2% , 1/13/27 ..... 1,346 1,312
1694623.PS.FTS.B , 18 .5% , 1/13/27 ..... 4,617 4,617
1701375.PS.FTS.B , 21 .69% , 1/13/27 .... 6,751 6,944
1694593.PS.FTS.B , 23 .4% , 1/13/27 ..... 6,751 960
1701396.PS.FTS.B , 27 .4% , 1/13/27 ..... 3,585 3,672
1702062.PS.FTS.B , 11 .79% , 1/14/27 .... 3,714 3,623
1702152.PS.FTS.B , 12 .87% , 1/14/27 .... 3,765 3,660
1695343.PS.FTS.B , 12 .9% , 1/14/27 ..... 3,389 3,295
1702287.PS.FTS.B , 15 .29% , 1/14/27 .... 6,414 6,257
1689365.PS.FTS.B , 15 .8% , 1/14/27 ..... 12,887 12,569
1702137.PS.FTS.B , 16 .2% , 1/14/27 ..... 4,203 4,099
1702161.PS.FTS.B , 18 .13% , 1/14/27 .... 2,630 2,564
1689329.PS.FTS.B , 18 .4% , 1/14/27 ..... 6,458 6,461
1674146.PS.FTS.B , 18 .78% , 1/14/27 .... 6,778 6,746
1695361.PS.FTS.B , 26 .13% , 1/14/27 .... 10,510 10,805
1688534.PS.FTS.B , 12 .9% , 1/16/27 ..... 15,715 15,256
1703139.PS.FTS.B , 25 .9% , 1/18/27 ..... 1,511 30
1704984.PS.FTS.B , 10 .29% , 1/19/27 .... 7,960 7,750
1692188.PS.FTS.B , 11 .2% , 1/19/27 ..... 15,377 14,971
1691687.PS.FTS.B , 12 .7% , 1/19/27 ..... 18,795 18,294
1675340.PS.FTS.B , 16% , 1/19/27 ....... 8,884 8,894
1692281.PS.FTS.B , 16 .5% , 1/19/27 ..... 22,744 22,170
1704129.PS.FTS.B , 21 .18% , 1/19/27 .... 7,123 1,796
1692593.PS.FTS.B , 10 .5% , 1/20/27 ..... 12,272 11,950
1698709.PS.FTS.B , 15 .2% , 1/20/27 ..... 9,614 9,397
1695031.PS.FTS.B , 15 .5% , 1/27/27 ..... 6,637 6,459
1695725.PS.FTS.B , 16 .1% , 1/30/27 ..... 4,506 4,476
1708451.PS.FTS.B , 10 .26% , 2/15/27 .... 4,886 4,767
1721439.PS.FTS.B , 12% , 2/15/27 ....... 1,914 1,860
1708763.PS.FTS.B , 15 .62% , 2/15/27 .... 15,146 14,763
1708901.PS.FTS.B , 18 .33% , 2/15/27 .... 13,469 13,464
1720974.PS.FTS.B , 18 .4% , 2/15/27 ..... 13,183 13,132
1708466.PS.FTS.B , 18 .6% , 2/15/27 ..... 4,387 4,385
1708103.PS.FTS.B , 18 .78% , 2/15/27 .... 1,420 1,411
1721007.PS.FTS.B , 22% , 2/15/27 ....... 9,140 1,327
1715353.PS.FTS.B , 25 .9% , 2/15/27 ..... 1,426 1,466
1709507.PS.FTS.B , 13 .5% , 2/16/27 ..... 5,173 5,045
1709498.PS.FTS.B , 25 .9% , 2/16/27 ..... 7,132 7,336
1722801.PS.FTS.B , 23 .31% , 2/17/27 .... 3,240 3,314
1708907.PS.FTS.B , 18 .13% , 2/20/27 .... 10,710 8,840
1718479.PS.FTS.B , 11 .1% , 2/22/27 ..... 6,410 –
1724556.PS.FTS.B , 17 .38% , 2/22/27 .... 4,288 4,300
1611804.PS.FTS.B , 18% , 2/22/27 ....... 17,250 17,314
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1719415.PS.FTS.B , 10 .8% , 2/23/27 ..... $ 7,510 $ 7,312
1719667.PS.FTS.B , 12 .5% , 2/23/27 ..... 9,613 9,359
1715149.PS.FTS.B , 12 .62% , 2/27/27 .... 16,501 16,018
1722171.PS.FTS.B , 18 .78% , 2/28/27 .... 5,238 5,208
1739157.PS.FTS.B , 11 .5% , 3/18/27 ..... 26,105 25,304
1749006.PS.FTS.B , 19 .53% , 3/31/27 .... 7,821 7,682
1749429.PS.FTS.B , 25 .9% , 4/01/27 ..... 4,465 4,499
1613553.PS.FTS.B , 19 .78% , 6/15/27 .... 6,821 6,843
1654196.PS.FTS.B , 11 .6% , 9/03/27 ..... 14,126 5,842
1682455.PS.FTS.B , 11 .43% , 11/21/27 .... 20,917 7,589
1,691,038
Upgrade, Inc.
23712149.UG.FTS.B , 29 .69% , 11/06/24 .. 5,040 5,217
24415650.UG.FTS.B , 26 .77% , 11/22/24 .. 3,174 3,290
24468287.UG.FTS.B , 29 .69% , 11/26/24 .. 17,864 14,095
24606347.UG.FTS.B , 30 .17% , 12/03/24 .. 8,562 9,036
24618663.UG.FTS.B , 29 .69% , 12/21/24 .. 6,506 6,828
25721348.UG.FTS.B , 28 .99% , 1/06/25 ... 8,007 7,354
25684301.UG.FTS.B , 29 .69% , 1/06/25 ... 1,971 125
25595802.UG.FTS.B , 28 .99% , 1/22/25 ... 10,090 10,595
24508053.UG.FTS.B , 22 .34% , 11/20/27 .. 89 89
56,629
Upgrade, Inc. - Card
991922854.UG.FTS.B , 21 .46% , 3/07/24 .. 12 11
991946691.UG.FTS.B , 14 .98% , 5/08/24 .. 13 12
991832099.UG.FTS.B , 29 .49% , 5/23/24 .. 28 25
991693378.UG.FTS.B , 23 .44% , 6/03/24 .. 16 8
991588559.UG.FTS.B , 29 .46% , 6/17/24 .. 30 31
991562352.UG.FTS.B , 29 .49% , 6/17/24 .. 36 3
991741014.UG.FTS.B , 29 .49% , 6/24/24 .. 136 24
991608248.UG.FTS.B , 19 .99% , 7/21/24 .. 17 17
991636176.UG.FTS.B , 29 .49% , 7/23/24 .. 107 103
991658433.UG.FTS.B , 16 .49% , 7/30/24 .. 290 20
991924883.UG.FTS.B , 23 .95% , 8/05/24 .. 17 17
991787803.UG.FTS.B , 29 .46% , 8/20/24 .. 38 38
991802395.UG.FTS.B , 29 .49% , 10/06/24 . 87 88
991732331.UG.FTS.B , 28 .48% , 10/15/24 . 29 29
991661636.UG.FTS.B , 29 .49% , 10/20/24 . 46 –
991655876.UG.FTS.B , 28 .48% , 10/21/24 . 121 123
991651616.UG.FTS.B , 28 .98% , 12/24/24 . 32 28
991487037.UG.FTS.B , 14 .98% , 1/13/25 .. 500 503
991499314.UG.FTS.B , 16 .99% , 1/14/25 .. 126 128
991514741.UG.FTS.B , 17 .99% , 1/15/25 .. 338 339
991692788.UG.FTS.B , 29 .49% , 1/15/25 .. 2 2
991729446.UG.FTS.B , 19 .99% , 1/16/25 .. 5 5
991773734.UG.FTS.B , 29 .49% , 1/16/25 .. 1 1
991655284.UG.FTS.B , 28 .98% , 1/17/25 .. 21 2
991649368.UG.FTS.B , 29 .46% , 1/17/25 .. 18 18
991545817.UG.FTS.B , 29 .49% , 1/17/25 .. 5 –
991644250.UG.FTS.B , 29 .49% , 1/17/25 .. 14 2
991713284.UG.FTS.B , 15 .97% , 1/18/25 .. 28 29
991543349.UG.FTS.B , 19 .99% , 1/18/25 .. 397 411
991596625.UG.FTS.B , 19 .99% , 1/18/25 .. 95 98
991541397.UG.FTS.B , 27 .95% , 1/18/25 .. 99 101
991536394.UG.FTS.B , 28 .98% , 1/18/25 .. 4,143 292
991541730.UG.FTS.B , 28 .98% , 1/18/25 .. 168 169

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
82
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991547864.UG.FTS.B , 28 .98% , 1/18/25 .. $ 257 $ 266
991564531.UG.FTS.B , 28 .98% , 1/18/25 .. 1 1
991586801.UG.FTS.B , 28 .98% , 1/18/25 .. 81 84
991633024.UG.FTS.B , 28 .98% , 1/18/25 .. 13 13
991643598.UG.FTS.B , 28 .98% , 1/18/25 .. 59 60
991662279.UG.FTS.B , 28 .98% , 1/18/25 .. 43 44
991669237.UG.FTS.B , 28 .98% , 1/18/25 .. 7 7
991766780.UG.FTS.B , 29 .45% , 1/18/25 .. 57 58
991567035.UG.FTS.B , 29 .48% , 1/18/25 .. 210 218
991535459.UG.FTS.B , 29 .49% , 1/18/25 .. 90 94
991535708.UG.FTS.B , 29 .49% , 1/18/25 .. 7 7
991536072.UG.FTS.B , 29 .49% , 1/18/25 .. 163 165
991536876.UG.FTS.B , 29 .49% , 1/18/25 .. 103 107
991536929.UG.FTS.B , 29 .49% , 1/18/25 .. 419 428
991537021.UG.FTS.B , 29 .49% , 1/18/25 .. 2 2
991540546.UG.FTS.B , 29 .49% , 1/18/25 .. 37 38
991543638.UG.FTS.B , 29 .49% , 1/18/25 .. 78 7
991544799.UG.FTS.B , 29 .49% , 1/18/25 .. 91 94
991545277.UG.FTS.B , 29 .49% , 1/18/25 .. 214 15
991563278.UG.FTS.B , 29 .49% , 1/18/25 .. 65 67
991678184.UG.FTS.B , 29 .49% , 1/18/25 .. 6 6
991714196.UG.FTS.B , 29 .49% , 1/18/25 .. 3 3
991736128.UG.FTS.B , 29 .49% , 1/18/25 .. 10 10
991755790.UG.FTS.B , 29 .49% , 1/18/25 .. 20 20
991765962.UG.FTS.B , 29 .49% , 1/18/25 .. 35 3
991768700.UG.FTS.B , 29 .49% , 1/18/25 .. 58 59
991713909.UG.FTS.B , 18 .97% , 1/19/25 .. 95 96
991593524.UG.FTS.B , 19 .99% , 1/19/25 .. 17 17
991617879.UG.FTS.B , 19 .99% , 1/19/25 .. 472 488
991640553.UG.FTS.B , 19 .99% , 1/19/25 .. 26 26
991650417.UG.FTS.B , 19 .99% , 1/19/25 .. 92 95
991690575.UG.FTS.B , 25 .95% , 1/19/25 .. 196 201
991779529.UG.FTS.B , 27 .99% , 1/19/25 .. 131 135
991544331.UG.FTS.B , 28 .98% , 1/19/25 .. 232 239
991547565.UG.FTS.B , 28 .98% , 1/19/25 .. 56 57
991556346.UG.FTS.B , 28 .98% , 1/19/25 .. 108 16
991580652.UG.FTS.B , 28 .98% , 1/19/25 .. 36 37
991655297.UG.FTS.B , 28 .98% , 1/19/25 .. 5 5
991680250.UG.FTS.B , 28 .98% , 1/19/25 .. 158 160
991694508.UG.FTS.B , 28 .98% , 1/19/25 .. 111 115
991734745.UG.FTS.B , 28 .98% , 1/19/25 .. 126 129
991746200.UG.FTS.B , 28 .98% , 1/19/25 .. 181 187
991746728.UG.FTS.B , 28 .98% , 1/19/25 .. 35 36
991748030.UG.FTS.B , 28 .98% , 1/19/25 .. 54 55
991783620.UG.FTS.B , 28 .98% , 1/19/25 .. 133 137
991616379.UG.FTS.B , 29 .45% , 1/19/25 .. 51 51
991547157.UG.FTS.B , 29 .46% , 1/19/25 .. 208 211
991550875.UG.FTS.B , 29 .47% , 1/19/25 .. 683 711
991767247.UG.FTS.B , 29 .47% , 1/19/25 .. 210 217
991551878.UG.FTS.B , 29 .48% , 1/19/25 .. 80 80
991542015.UG.FTS.B , 29 .49% , 1/19/25 .. 125 130
991547832.UG.FTS.B , 29 .49% , 1/19/25 .. 77 78
991556769.UG.FTS.B , 29 .49% , 1/19/25 .. 57 58
991559196.UG.FTS.B , 29 .49% , 1/19/25 .. 1,497 1,520
991567620.UG.FTS.B , 29 .49% , 1/19/25 .. 100 103
991575387.UG.FTS.B , 29 .49% , 1/19/25 .. 81 85
991587154.UG.FTS.B , 29 .49% , 1/19/25 .. 100 15
991589395.UG.FTS.B , 29 .49% , 1/19/25 .. 186 191
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991710813.UG.FTS.B , 29 .49% , 1/19/25 .. $ 4 $ 4
991719174.UG.FTS.B , 29 .49% , 1/19/25 .. 464 476
991721350.UG.FTS.B , 29 .49% , 1/19/25 .. 936 974
991769796.UG.FTS.B , 29 .49% , 1/19/25 .. 49 51
991771466.UG.FTS.B , 29 .49% , 1/19/25 .. 64 66
991773161.UG.FTS.B , 29 .49% , 1/19/25 .. 167 173
991782580.UG.FTS.B , 29 .49% , 1/19/25 .. 40 41
991787423.UG.FTS.B , 14 .98% , 1/20/25 .. 81 5
991550110.UG.FTS.B , 19 .99% , 1/20/25 .. 162 13
991558664.UG.FTS.B , 19 .99% , 1/20/25 .. 143 147
991560098.UG.FTS.B , 19 .99% , 1/20/25 .. 69 71
991563863.UG.FTS.B , 19 .99% , 1/20/25 .. 124 128
991567021.UG.FTS.B , 19 .99% , 1/20/25 .. 166 172
991575551.UG.FTS.B , 19 .99% , 1/20/25 .. 359 370
991579154.UG.FTS.B , 19 .99% , 1/20/25 .. 61 63
991580969.UG.FTS.B , 19 .99% , 1/20/25 .. 424 437
991591112.UG.FTS.B , 19 .99% , 1/20/25 .. 118 121
991613122.UG.FTS.B , 19 .99% , 1/20/25 .. 84 87
991615000.UG.FTS.B , 19 .99% , 1/20/25 .. 162 168
991635746.UG.FTS.B , 19 .99% , 1/20/25 .. 103 103
991642370.UG.FTS.B , 19 .99% , 1/20/25 .. 102 106
991650312.UG.FTS.B , 19 .99% , 1/20/25 .. 104 106
991666023.UG.FTS.B , 19 .99% , 1/20/25 .. 87 90
991699684.UG.FTS.B , 19 .99% , 1/20/25 .. 52 54
991751909.UG.FTS.B , 19 .99% , 1/20/25 .. 60 62
991674160.UG.FTS.B , 25 .95% , 1/20/25 .. 136 19
991693406.UG.FTS.B , 27 .95% , 1/20/25 .. 442 445
991567052.UG.FTS.B , 27 .99% , 1/20/25 .. 27 28
991682363.UG.FTS.B , 27 .99% , 1/20/25 .. 612 627
991544408.UG.FTS.B , 28 .98% , 1/20/25 .. 44 45
991545892.UG.FTS.B , 28 .98% , 1/20/25 .. 6 6
991546136.UG.FTS.B , 28 .98% , 1/20/25 .. 21 21
991547592.UG.FTS.B , 28 .98% , 1/20/25 .. 5,159 354
991547593.UG.FTS.B , 28 .98% , 1/20/25 .. 119 124
991552893.UG.FTS.B , 28 .98% , 1/20/25 .. 164 169
991553649.UG.FTS.B , 28 .98% , 1/20/25 .. 511 530
991556261.UG.FTS.B , 28 .98% , 1/20/25 .. 372 382
991558522.UG.FTS.B , 28 .98% , 1/20/25 .. 9 9
991559055.UG.FTS.B , 28 .98% , 1/20/25 .. 1,393 1,415
991559725.UG.FTS.B , 28 .98% , 1/20/25 .. 289 300
991561334.UG.FTS.B , 28 .98% , 1/20/25 .. 181 188
991562380.UG.FTS.B , 28 .98% , 1/20/25 .. 85 88
991564330.UG.FTS.B , 28 .98% , 1/20/25 .. 49 51
991566285.UG.FTS.B , 28 .98% , 1/20/25 .. 100 104
991568849.UG.FTS.B , 28 .98% , 1/20/25 .. 63 65
991568936.UG.FTS.B , 28 .98% , 1/20/25 .. 119 123
991570565.UG.FTS.B , 28 .98% , 1/20/25 .. 75 1
991571433.UG.FTS.B , 28 .98% , 1/20/25 .. 68 70
991572223.UG.FTS.B , 28 .98% , 1/20/25 .. 723 50
991575019.UG.FTS.B , 28 .98% , 1/20/25 .. 203 211
991579033.UG.FTS.B , 28 .98% , 1/20/25 .. 62 64
991580751.UG.FTS.B , 28 .98% , 1/20/25 .. 132 134
991581464.UG.FTS.B , 28 .98% , 1/20/25 .. 65 66
991583574.UG.FTS.B , 28 .98% , 1/20/25 .. 19 19
991584117.UG.FTS.B , 28 .98% , 1/20/25 .. 217 223
991589534.UG.FTS.B , 28 .98% , 1/20/25 .. 201 209
991590552.UG.FTS.B , 28 .98% , 1/20/25 .. 150 155
991594115.UG.FTS.B , 28 .98% , 1/20/25 .. 337 348

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
83
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991602891.UG.FTS.B , 28 .98% , 1/20/25 .. $ 41 $ 43
991603854.UG.FTS.B , 28 .98% , 1/20/25 .. 133 137
991604545.UG.FTS.B , 28 .98% , 1/20/25 .. 66 67
991604665.UG.FTS.B , 28 .98% , 1/20/25 .. 74 76
991606337.UG.FTS.B , 28 .98% , 1/20/25 .. 42 42
991609515.UG.FTS.B , 28 .98% , 1/20/25 .. 169 175
991613998.UG.FTS.B , 28 .98% , 1/20/25 .. 203 211
991616232.UG.FTS.B , 28 .98% , 1/20/25 .. 55 57
991617883.UG.FTS.B , 28 .98% , 1/20/25 .. 504 522
991625260.UG.FTS.B , 28 .98% , 1/20/25 .. 49 50
991628122.UG.FTS.B , 28 .98% , 1/20/25 .. 41 42
991631399.UG.FTS.B , 28 .98% , 1/20/25 .. 67 67
991634045.UG.FTS.B , 28 .98% , 1/20/25 .. 58 60
991634258.UG.FTS.B , 28 .98% , 1/20/25 .. 115 116
991643294.UG.FTS.B , 28 .98% , 1/20/25 .. 65 67
991645700.UG.FTS.B , 28 .98% , 1/20/25 .. 421 429
991655177.UG.FTS.B , 28 .98% , 1/20/25 .. 68 69
991658226.UG.FTS.B , 28 .98% , 1/20/25 .. 152 153
991661646.UG.FTS.B , 28 .98% , 1/20/25 .. 146 150
991662576.UG.FTS.B , 28 .98% , 1/20/25 .. 165 11
991665002.UG.FTS.B , 28 .98% , 1/20/25 .. 464 480
991668194.UG.FTS.B , 28 .98% , 1/20/25 .. 193 199
991672473.UG.FTS.B , 28 .98% , 1/20/25 .. 110 114
991678497.UG.FTS.B , 28 .98% , 1/20/25 .. 31 32
991686339.UG.FTS.B , 28 .98% , 1/20/25 .. 82 85
991688152.UG.FTS.B , 28 .98% , 1/20/25 .. 64 66
991688819.UG.FTS.B , 28 .98% , 1/20/25 .. 139 143
991704987.UG.FTS.B , 28 .98% , 1/20/25 .. 17 17
991709725.UG.FTS.B , 28 .98% , 1/20/25 .. 13 13
991711174.UG.FTS.B , 28 .98% , 1/20/25 .. 19 19
991727362.UG.FTS.B , 28 .98% , 1/20/25 .. 75 77
991737941.UG.FTS.B , 28 .98% , 1/20/25 .. 12 12
991745775.UG.FTS.B , 28 .98% , 1/20/25 .. 43 3
991752117.UG.FTS.B , 28 .98% , 1/20/25 .. 81 84
991760438.UG.FTS.B , 28 .98% , 1/20/25 .. 30 31
991773470.UG.FTS.B , 28 .98% , 1/20/25 .. 36 37
991773912.UG.FTS.B , 28 .98% , 1/20/25 .. 75 77
991775579.UG.FTS.B , 28 .98% , 1/20/25 .. 67 69
991544892.UG.FTS.B , 29 .45% , 1/20/25 .. 320 332
991546469.UG.FTS.B , 29 .45% , 1/20/25 .. 122 126
991590390.UG.FTS.B , 29 .45% , 1/20/25 .. 75 3
991749201.UG.FTS.B , 29 .45% , 1/20/25 .. 300 308
991546140.UG.FTS.B , 29 .46% , 1/20/25 .. 200 208
991552999.UG.FTS.B , 29 .46% , 1/20/25 .. 25 25
991554451.UG.FTS.B , 29 .46% , 1/20/25 .. 270 281
991556833.UG.FTS.B , 29 .46% , 1/20/25 .. 141 144
991572725.UG.FTS.B , 29 .46% , 1/20/25 .. 51 53
991607542.UG.FTS.B , 29 .46% , 1/20/25 .. 322 333
991638849.UG.FTS.B , 29 .46% , 1/20/25 .. 103 106
991666110.UG.FTS.B , 29 .46% , 1/20/25 .. 36 36
991559050.UG.FTS.B , 29 .47% , 1/20/25 .. 368 54
991570910.UG.FTS.B , 29 .47% , 1/20/25 .. 35 35
991584353.UG.FTS.B , 29 .47% , 1/20/25 .. 106 109
991584440.UG.FTS.B , 29 .47% , 1/20/25 .. 59 60
991658968.UG.FTS.B , 29 .47% , 1/20/25 .. 81 12
991546168.UG.FTS.B , 29 .48% , 1/20/25 .. 91 92
991555928.UG.FTS.B , 29 .48% , 1/20/25 .. 103 107
991674255.UG.FTS.B , 29 .48% , 1/20/25 .. 411 424
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991544749.UG.FTS.B , 29 .49% , 1/20/25 .. $ 283 $ 291
991544865.UG.FTS.B , 29 .49% , 1/20/25 .. 64 64
991546174.UG.FTS.B , 29 .49% , 1/20/25 .. 589 608
991546669.UG.FTS.B , 29 .49% , 1/20/25 .. 42 42
991547049.UG.FTS.B , 29 .49% , 1/20/25 .. 63 66
991547329.UG.FTS.B , 29 .49% , 1/20/25 .. 9 9
991547440.UG.FTS.B , 29 .49% , 1/20/25 .. 61 63
991547641.UG.FTS.B , 29 .49% , 1/20/25 .. 28 28
991549454.UG.FTS.B , 29 .49% , 1/20/25 .. 239 249
991555165.UG.FTS.B , 29 .49% , 1/20/25 .. 74 78
991556819.UG.FTS.B , 29 .49% , 1/20/25 .. 65 67
991557327.UG.FTS.B , 29 .49% , 1/20/25 .. 341 355
991559863.UG.FTS.B , 29 .49% , 1/20/25 .. 119 124
991561412.UG.FTS.B , 29 .49% , 1/20/25 .. 414 429
991565868.UG.FTS.B , 29 .49% , 1/20/25 .. 178 182
991570228.UG.FTS.B , 29 .49% , 1/20/25 .. 53 55
991571176.UG.FTS.B , 29 .49% , 1/20/25 .. 63 10
991576324.UG.FTS.B , 29 .49% , 1/20/25 .. 1,014 1,055
991577211.UG.FTS.B , 29 .49% , 1/20/25 .. 105 17
991578455.UG.FTS.B , 29 .49% , 1/20/25 .. 189 197
991578944.UG.FTS.B , 29 .49% , 1/20/25 .. 70 73
991582174.UG.FTS.B , 29 .49% , 1/20/25 .. 51 53
991582980.UG.FTS.B , 29 .49% , 1/20/25 .. 66 68
991583340.UG.FTS.B , 29 .49% , 1/20/25 .. 53 55
991583430.UG.FTS.B , 29 .49% , 1/20/25 .. 131 136
991584191.UG.FTS.B , 29 .49% , 1/20/25 .. 430 445
991584881.UG.FTS.B , 29 .49% , 1/20/25 .. 69 71
991587677.UG.FTS.B , 29 .49% , 1/20/25 .. 612 630
991588325.UG.FTS.B , 29 .49% , 1/20/25 .. 75 77
991591834.UG.FTS.B , 29 .49% , 1/20/25 .. 73 76
991592214.UG.FTS.B , 29 .49% , 1/20/25 .. 84 85
991593970.UG.FTS.B , 29 .49% , 1/20/25 .. 415 431
991598790.UG.FTS.B , 29 .49% , 1/20/25 .. 89 90
991605866.UG.FTS.B , 29 .49% , 1/20/25 .. 147 153
991607008.UG.FTS.B , 29 .49% , 1/20/25 .. 58 60
991612971.UG.FTS.B , 29 .49% , 1/20/25 .. 80 3
991614076.UG.FTS.B , 29 .49% , 1/20/25 .. 427 442
991616553.UG.FTS.B , 29 .49% , 1/20/25 .. 48 50
991617793.UG.FTS.B , 29 .49% , 1/20/25 .. 64 66
991620217.UG.FTS.B , 29 .49% , 1/20/25 .. 30 31
991621352.UG.FTS.B , 29 .49% , 1/20/25 .. 124 128
991633281.UG.FTS.B , 29 .49% , 1/20/25 .. 53 55
991650076.UG.FTS.B , 29 .49% , 1/20/25 .. 4 4
991655092.UG.FTS.B , 29 .49% , 1/20/25 .. 213 218
991655877.UG.FTS.B , 29 .49% , 1/20/25 .. 44 46
991657357.UG.FTS.B , 29 .49% , 1/20/25 .. 643 674
991666604.UG.FTS.B , 29 .49% , 1/20/25 .. 338 351
991670103.UG.FTS.B , 29 .49% , 1/20/25 .. 333 345
991672222.UG.FTS.B , 29 .49% , 1/20/25 .. 140 144
991676079.UG.FTS.B , 29 .49% , 1/20/25 .. 165 24
991679088.UG.FTS.B , 29 .49% , 1/20/25 .. 176 181
991684319.UG.FTS.B , 29 .49% , 1/20/25 .. 3 3
991690090.UG.FTS.B , 29 .49% , 1/20/25 .. 83 86
991692717.UG.FTS.B , 29 .49% , 1/20/25 .. 41 42
991693696.UG.FTS.B , 29 .49% , 1/20/25 .. 107 109
991704174.UG.FTS.B , 29 .49% , 1/20/25 .. 41 42
991704331.UG.FTS.B , 29 .49% , 1/20/25 .. 40 42
991706369.UG.FTS.B , 29 .49% , 1/20/25 .. 44 46

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
84
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991709703.UG.FTS.B , 29 .49% , 1/20/25 .. $ 47 $ 48
991716502.UG.FTS.B , 29 .49% , 1/20/25 .. 379 390
991724684.UG.FTS.B , 29 .49% , 1/20/25 .. 20 20
991726589.UG.FTS.B , 29 .49% , 1/20/25 .. 39 40
991731411.UG.FTS.B , 29 .49% , 1/20/25 .. 125 126
991731675.UG.FTS.B , 29 .49% , 1/20/25 .. 41 6
991733097.UG.FTS.B , 29 .49% , 1/20/25 .. 41 42
991736419.UG.FTS.B , 29 .49% , 1/20/25 .. 40 41
991737012.UG.FTS.B , 29 .49% , 1/20/25 .. 80 83
991740302.UG.FTS.B , 29 .49% , 1/20/25 .. 71 5
991745338.UG.FTS.B , 29 .49% , 1/20/25 .. 50 52
991749746.UG.FTS.B , 29 .49% , 1/20/25 .. 336 345
991753458.UG.FTS.B , 29 .49% , 1/20/25 .. 76 79
991766938.UG.FTS.B , 29 .49% , 1/20/25 .. 88 90
991771215.UG.FTS.B , 29 .49% , 1/20/25 .. 71 74
991771844.UG.FTS.B , 29 .49% , 1/20/25 .. 46 47
991772908.UG.FTS.B , 29 .49% , 1/20/25 .. 268 276
991783396.UG.FTS.B , 29 .49% , 1/20/25 .. 167 173
991791018.UG.FTS.B , 29 .49% , 1/20/25 .. 2 2
991636992.UG.FTS.B , 16 .99% , 1/21/25 .. 27 27
991793260.UG.FTS.B , 17 .99% , 1/21/25 .. 3,009 3,059
991764938.UG.FTS.B , 18 .97% , 1/21/25 .. 82 84
991749978.UG.FTS.B , 19 .8% , 1/21/25 ... 105 107
991716662.UG.FTS.B , 19 .99% , 1/21/25 .. 127 131
991722265.UG.FTS.B , 19 .99% , 1/21/25 .. 420 430
991757989.UG.FTS.B , 19 .99% , 1/21/25 .. 68 70
991813869.UG.FTS.B , 19 .99% , 1/21/25 .. 8 8
991700316.UG.FTS.B , 20 .46% , 1/21/25 .. 28 29
991762170.UG.FTS.B , 20 .46% , 1/21/25 .. 251 254
991748280.UG.FTS.B , 21 .98% , 1/21/25 .. 27 27
991673663.UG.FTS.B , 22 .97% , 1/21/25 .. 349 353
991741785.UG.FTS.B , 27 .99% , 1/21/25 .. 80 82
991642567.UG.FTS.B , 28 .98% , 1/21/25 .. 153 158
991662823.UG.FTS.B , 28 .98% , 1/21/25 .. 114 117
991665576.UG.FTS.B , 28 .98% , 1/21/25 .. 206 213
991675079.UG.FTS.B , 28 .98% , 1/21/25 .. 301 311
991681791.UG.FTS.B , 28 .98% , 1/21/25 .. 329 341
991682680.UG.FTS.B , 28 .98% , 1/21/25 .. 88 91
991694207.UG.FTS.B , 28 .98% , 1/21/25 .. 69 70
991698062.UG.FTS.B , 28 .98% , 1/21/25 .. 67 69
991701470.UG.FTS.B , 28 .98% , 1/21/25 .. 174 180
991705041.UG.FTS.B , 28 .98% , 1/21/25 .. 99 7
991705300.UG.FTS.B , 28 .98% , 1/21/25 .. 220 226
991706808.UG.FTS.B , 28 .98% , 1/21/25 .. 216 221
991708246.UG.FTS.B , 28 .98% , 1/21/25 .. 59 60
991725073.UG.FTS.B , 28 .98% , 1/21/25 .. 63 –
991733515.UG.FTS.B , 28 .98% , 1/21/25 .. 47 49
991740862.UG.FTS.B , 28 .98% , 1/21/25 .. 83 86
991761552.UG.FTS.B , 28 .98% , 1/21/25 .. 41 42
991761801.UG.FTS.B , 28 .98% , 1/21/25 .. 71 73
991665122.UG.FTS.B , 29 .49% , 1/21/25 .. 376 390
991666036.UG.FTS.B , 29 .49% , 1/21/25 .. 290 302
991669205.UG.FTS.B , 29 .49% , 1/21/25 .. 68 71
991688094.UG.FTS.B , 29 .49% , 1/21/25 .. 451 473
991690832.UG.FTS.B , 29 .49% , 1/21/25 .. 50 52
991691912.UG.FTS.B , 29 .49% , 1/21/25 .. 110 115
991694190.UG.FTS.B , 29 .49% , 1/21/25 .. 93 98
991717859.UG.FTS.B , 29 .49% , 1/21/25 .. 96 98
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991717914.UG.FTS.B , 29 .49% , 1/21/25 .. $ 181 $ 187
991740528.UG.FTS.B , 29 .49% , 1/21/25 .. 666 678
991741010.UG.FTS.B , 29 .49% , 1/21/25 .. 60 61
991758421.UG.FTS.B , 29 .49% , 1/21/25 .. 62 64
991773655.UG.FTS.B , 29 .49% , 1/21/25 .. 101 104
991777636.UG.FTS.B , 29 .49% , 1/21/25 .. 43 45
991785876.UG.FTS.B , 29 .49% , 1/21/25 .. 136 141
991718275.UG.FTS.B , 14 .98% , 1/22/25 .. 586 598
991737948.UG.FTS.B , 14 .98% , 1/22/25 .. 181 183
991790203.UG.FTS.B , 14 .98% , 1/22/25 .. 55 56
991756518.UG.FTS.B , 15% , 1/22/25 ..... 76 77
991754215.UG.FTS.B , 15 .97% , 1/22/25 .. 33 33
991775455.UG.FTS.B , 16 .99% , 1/22/25 .. 417 424
991698551.UG.FTS.B , 17 .99% , 1/22/25 .. 195 199
991737115.UG.FTS.B , 17 .99% , 1/22/25 .. 191 194
991634646.UG.FTS.B , 18 .97% , 1/22/25 .. 172 176
991718040.UG.FTS.B , 18 .97% , 1/22/25 .. 124 127
991789966.UG.FTS.B , 19 .8% , 1/22/25 ... 85 86
991643928.UG.FTS.B , 19 .97% , 1/22/25 .. 53 54
991639253.UG.FTS.B , 19 .99% , 1/22/25 .. 3 3
991788027.UG.FTS.B , 19 .99% , 1/22/25 .. 103 107
991662768.UG.FTS.B , 20 .97% , 1/22/25 .. 32 32
991695092.UG.FTS.B , 21 .46% , 1/22/25 .. 27 27
991754484.UG.FTS.B , 21 .46% , 1/22/25 .. 77 –
991678173.UG.FTS.B , 21 .98% , 1/22/25 .. 46 4
991801534.UG.FTS.B , 22 .97% , 1/22/25 .. 60 5
991672498.UG.FTS.B , 23 .95% , 1/22/25 .. 47 48
991632809.UG.FTS.B , 28 .98% , 1/22/25 .. 49 50
991655233.UG.FTS.B , 28 .98% , 1/22/25 .. 92 95
991657460.UG.FTS.B , 28 .98% , 1/22/25 .. 163 169
991678788.UG.FTS.B , 28 .98% , 1/22/25 .. 21 –
991694072.UG.FTS.B , 28 .98% , 1/22/25 .. 280 290
991722351.UG.FTS.B , 28 .98% , 1/22/25 .. 334 346
991646259.UG.FTS.B , 29 .49% , 1/22/25 .. 233 243
991672394.UG.FTS.B , 29 .49% , 1/22/25 .. 26 27
991682094.UG.FTS.B , 29 .49% , 1/22/25 .. 82 83
991688247.UG.FTS.B , 29 .49% , 1/22/25 .. 51 53
991718290.UG.FTS.B , 29 .49% , 1/22/25 .. 42 43
991746532.UG.FTS.B , 29 .49% , 1/22/25 .. 492 509
991749787.UG.FTS.B , 29 .49% , 1/22/25 .. 120 124
991751645.UG.FTS.B , 29 .49% , 1/22/25 .. 37 38
991758788.UG.FTS.B , 29 .49% , 1/22/25 .. 109 113
991765455.UG.FTS.B , 29 .49% , 1/22/25 .. 113 117
991779420.UG.FTS.B , 29 .49% , 1/22/25 .. 90 91
991792431.UG.FTS.B , 29 .49% , 1/22/25 .. 287 291
991802876.UG.FTS.B , 29 .49% , 1/22/25 .. 167 174
991636779.UG.FTS.B , 14 .98% , 1/23/25 .. 46 47
991673294.UG.FTS.B , 14 .98% , 1/23/25 .. 1,824 1,834
991810697.UG.FTS.B , 14 .98% , 1/23/25 .. 435 443
991720270.UG.FTS.B , 16 .99% , 1/23/25 .. 253 255
991713762.UG.FTS.B , 18 .21% , 1/23/25 .. 36 36
991652563.UG.FTS.B , 18 .97% , 1/23/25 .. 556 567
991654901.UG.FTS.B , 18 .97% , 1/23/25 .. 3,065 3,131
991655628.UG.FTS.B , 19 .21% , 1/23/25 .. 126 129
991700455.UG.FTS.B , 19 .21% , 1/23/25 .. 129 130
991632705.UG.FTS.B , 19 .99% , 1/23/25 .. 300 304
991655150.UG.FTS.B , 19 .99% , 1/23/25 .. 174 177
991671970.UG.FTS.B , 19 .99% , 1/23/25 .. 108 112

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
85
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991684874.UG.FTS.B , 19 .99% , 1/23/25 .. $ 5 $ 5
991665786.UG.FTS.B , 20 .46% , 1/23/25 .. 87 88
991701667.UG.FTS.B , 20 .46% , 1/23/25 .. 57 57
991722899.UG.FTS.B , 20 .46% , 1/23/25 .. 92 94
991677495.UG.FTS.B , 21 .46% , 1/23/25 .. 42 43
991700214.UG.FTS.B , 21 .46% , 1/23/25 .. 100 102
991710233.UG.FTS.B , 21 .46% , 1/23/25 .. 199 204
991666562.UG.FTS.B , 21 .97% , 1/23/25 .. 26 26
991641726.UG.FTS.B , 21 .98% , 1/23/25 .. 337 342
991759715.UG.FTS.B , 21 .98% , 1/23/25 .. 263 18
991636074.UG.FTS.B , 28 .98% , 1/23/25 .. 82 83
991636843.UG.FTS.B , 28 .98% , 1/23/25 .. 55 55
991644719.UG.FTS.B , 28 .98% , 1/23/25 .. 311 321
991665490.UG.FTS.B , 28 .98% , 1/23/25 .. 168 175
991667605.UG.FTS.B , 28 .98% , 1/23/25 .. 226 235
991671791.UG.FTS.B , 28 .98% , 1/23/25 .. 53 53
991675411.UG.FTS.B , 28 .98% , 1/23/25 .. 288 296
991693174.UG.FTS.B , 28 .98% , 1/23/25 .. 81 84
991693333.UG.FTS.B , 28 .98% , 1/23/25 .. 88 91
991719766.UG.FTS.B , 28 .98% , 1/23/25 .. 150 155
991740876.UG.FTS.B , 28 .98% , 1/23/25 .. 1,137 1,159
991759756.UG.FTS.B , 28 .98% , 1/23/25 .. 24 25
991772947.UG.FTS.B , 28 .98% , 1/23/25 .. 328 338
991774877.UG.FTS.B , 28 .98% , 1/23/25 .. 64 66
991635514.UG.FTS.B , 29 .49% , 1/23/25 .. 991 1,017
991640354.UG.FTS.B , 29 .49% , 1/23/25 .. 49 49
991643437.UG.FTS.B , 29 .49% , 1/23/25 .. 51 53
991648051.UG.FTS.B , 29 .49% , 1/23/25 .. 166 173
991651099.UG.FTS.B , 29 .49% , 1/23/25 .. 68 2
991655169.UG.FTS.B , 29 .49% , 1/23/25 .. 68 71
991662010.UG.FTS.B , 29 .49% , 1/23/25 .. 89 93
991664752.UG.FTS.B , 29 .49% , 1/23/25 .. 504 522
991664791.UG.FTS.B , 29 .49% , 1/23/25 .. 92 14
991669828.UG.FTS.B , 29 .49% , 1/23/25 .. 103 107
991670618.UG.FTS.B , 29 .49% , 1/23/25 .. 61 63
991678185.UG.FTS.B , 29 .49% , 1/23/25 .. 21 22
991688858.UG.FTS.B , 29 .49% , 1/23/25 .. 62 64
991694241.UG.FTS.B , 29 .49% , 1/23/25 .. 47 48
991705948.UG.FTS.B , 29 .49% , 1/23/25 .. 24 24
991710464.UG.FTS.B , 29 .49% , 1/23/25 .. 49 50
991711068.UG.FTS.B , 29 .49% , 1/23/25 .. 8 8
991739566.UG.FTS.B , 29 .49% , 1/23/25 .. 497 512
991740952.UG.FTS.B , 29 .49% , 1/23/25 .. 60 62
991758368.UG.FTS.B , 29 .49% , 1/23/25 .. 189 197
991762640.UG.FTS.B , 29 .49% , 1/23/25 .. 63 –
991763398.UG.FTS.B , 29 .49% , 1/23/25 .. 41 43
991764778.UG.FTS.B , 29 .49% , 1/23/25 .. 54 56
991781870.UG.FTS.B , 29 .49% , 1/23/25 .. 122 126
991792329.UG.FTS.B , 29 .49% , 1/23/25 .. 125 129
991798958.UG.FTS.B , 29 .49% , 1/23/25 .. 70 70
991816343.UG.FTS.B , 29 .49% , 1/23/25 .. 65 10
991755553.UG.FTS.B , 14 .98% , 1/24/25 .. 113 115
991648853.UG.FTS.B , 15% , 1/24/25 ..... 1,406 1,419
991800979.UG.FTS.B , 15 .97% , 1/24/25 .. 2,067 2,101
991746840.UG.FTS.B , 17 .99% , 1/24/25 .. 451 458
991699954.UG.FTS.B , 18 .97% , 1/24/25 .. 42 43
991629457.UG.FTS.B , 19 .99% , 1/24/25 .. 138 141
991642292.UG.FTS.B , 19 .99% , 1/24/25 .. 64 66
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991653352.UG.FTS.B , 19 .99% , 1/24/25 .. $ 32 $ 32
991670504.UG.FTS.B , 19 .99% , 1/24/25 .. 26 26
991742004.UG.FTS.B , 19 .99% , 1/24/25 .. 7 7
991805172.UG.FTS.B , 19 .99% , 1/24/25 .. 26 26
991805637.UG.FTS.B , 19 .99% , 1/24/25 .. 79 81
991807354.UG.FTS.B , 19 .99% , 1/24/25 .. 2 2
991722377.UG.FTS.B , 20 .46% , 1/24/25 .. 930 950
991631506.UG.FTS.B , 21 .46% , 1/24/25 .. 106 109
991722423.UG.FTS.B , 21 .98% , 1/24/25 .. 1,559 1,601
991706518.UG.FTS.B , 24 .95% , 1/24/25 .. 423 436
991780248.UG.FTS.B , 27 .95% , 1/24/25 .. 24 25
991575802.UG.FTS.B , 28 .98% , 1/24/25 .. 290 292
991577230.UG.FTS.B , 28 .98% , 1/24/25 .. 68 70
991577662.UG.FTS.B , 28 .98% , 1/24/25 .. 78 80
991578656.UG.FTS.B , 28 .98% , 1/24/25 .. 71 71
991640485.UG.FTS.B , 28 .98% , 1/24/25 .. 366 374
991645339.UG.FTS.B , 28 .98% , 1/24/25 .. 189 194
991659856.UG.FTS.B , 28 .98% , 1/24/25 .. 47 49
991665878.UG.FTS.B , 28 .98% , 1/24/25 .. 149 155
991667154.UG.FTS.B , 28 .98% , 1/24/25 .. 166 167
991670648.UG.FTS.B , 28 .98% , 1/24/25 .. 39 40
991673929.UG.FTS.B , 28 .98% , 1/24/25 .. 21 21
991685641.UG.FTS.B , 28 .98% , 1/24/25 .. 87 87
991689399.UG.FTS.B , 28 .98% , 1/24/25 .. 57 59
991713017.UG.FTS.B , 28 .98% , 1/24/25 .. 73 76
991722576.UG.FTS.B , 28 .98% , 1/24/25 .. 19 20
991725390.UG.FTS.B , 28 .98% , 1/24/25 .. 4 4
991725698.UG.FTS.B , 28 .98% , 1/24/25 .. 110 113
991733516.UG.FTS.B , 28 .98% , 1/24/25 .. 201 14
991754851.UG.FTS.B , 28 .98% , 1/24/25 .. 1 1
991761556.UG.FTS.B , 28 .98% , 1/24/25 .. 10 10
991780591.UG.FTS.B , 28 .98% , 1/24/25 .. 79 79
991783742.UG.FTS.B , 28 .98% , 1/24/25 .. 259 266
991785319.UG.FTS.B , 28 .98% , 1/24/25 .. 219 226
991789793.UG.FTS.B , 28 .98% , 1/24/25 .. 449 463
991789906.UG.FTS.B , 28 .98% , 1/24/25 .. 88 92
991791199.UG.FTS.B , 28 .98% , 1/24/25 .. 78 79
991791520.UG.FTS.B , 28 .98% , 1/24/25 .. 22 22
991580987.UG.FTS.B , 29 .49% , 1/24/25 .. 1 1
991598092.UG.FTS.B , 29 .49% , 1/24/25 .. 56 57
991598173.UG.FTS.B , 29 .49% , 1/24/25 .. 115 119
991604802.UG.FTS.B , 29 .49% , 1/24/25 .. 10 10
991635775.UG.FTS.B , 29 .49% , 1/24/25 .. 124 130
991637080.UG.FTS.B , 29 .49% , 1/24/25 .. 45 47
991650579.UG.FTS.B , 29 .49% , 1/24/25 .. 70 71
991658664.UG.FTS.B , 29 .49% , 1/24/25 .. 73 75
991660665.UG.FTS.B , 29 .49% , 1/24/25 .. 138 142
991662002.UG.FTS.B , 29 .49% , 1/24/25 .. 212 31
991678623.UG.FTS.B , 29 .49% , 1/24/25 .. 13 13
991679445.UG.FTS.B , 29 .49% , 1/24/25 .. 52 54
991684181.UG.FTS.B , 29 .49% , 1/24/25 .. 286 298
991692536.UG.FTS.B , 29 .49% , 1/24/25 .. 127 132
991700205.UG.FTS.B , 29 .49% , 1/24/25 .. 155 160
991714607.UG.FTS.B , 29 .49% , 1/24/25 .. 94 96
991714762.UG.FTS.B , 29 .49% , 1/24/25 .. 45 47
991717964.UG.FTS.B , 29 .49% , 1/24/25 .. 27 28
991736234.UG.FTS.B , 29 .49% , 1/24/25 .. 126 128
991738330.UG.FTS.B , 29 .49% , 1/24/25 .. 39 40

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
86
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991741387.UG.FTS.B , 29 .49% , 1/24/25 .. $ 78 $ 81
991799040.UG.FTS.B , 29 .49% , 1/24/25 .. 74 76
991722200.UG.FTS.B , 14 .98% , 1/25/25 .. 118 120
991685938.UG.FTS.B , 15 .97% , 1/25/25 .. 47 48
991719427.UG.FTS.B , 15 .97% , 1/25/25 .. 123 125
991658411.UG.FTS.B , 18 .97% , 1/25/25 .. 213 216
991749481.UG.FTS.B , 18 .97% , 1/25/25 .. 237 241
991667139.UG.FTS.B , 19 .21% , 1/25/25 .. 150 153
991690379.UG.FTS.B , 19 .21% , 1/25/25 .. 112 113
991811906.UG.FTS.B , 19 .46% , 1/25/25 .. 52 53
991596563.UG.FTS.B , 19 .99% , 1/25/25 .. 145 10
991598409.UG.FTS.B , 19 .99% , 1/25/25 .. 51 51
991647962.UG.FTS.B , 19 .99% , 1/25/25 .. 109 113
991655538.UG.FTS.B , 19 .99% , 1/25/25 .. 169 12
991671306.UG.FTS.B , 19 .99% , 1/25/25 .. 45 47
991751611.UG.FTS.B , 19 .99% , 1/25/25 .. 66 68
991754276.UG.FTS.B , 19 .99% , 1/25/25 .. 121 124
991810011.UG.FTS.B , 19 .99% , 1/25/25 .. 245 253
991647666.UG.FTS.B , 20 .46% , 1/25/25 .. 2,632 2,690
991701511.UG.FTS.B , 20 .46% , 1/25/25 .. 71 71
991735068.UG.FTS.B , 20 .97% , 1/25/25 .. 163 165
991659246.UG.FTS.B , 21 .46% , 1/25/25 .. 47 48
991721907.UG.FTS.B , 21 .98% , 1/25/25 .. 491 39
991781998.UG.FTS.B , 21 .98% , 1/25/25 .. 30 30
991643275.UG.FTS.B , 22 .97% , 1/25/25 .. 97 97
991629093.UG.FTS.B , 28 .98% , 1/25/25 .. 42 42
991632477.UG.FTS.B , 28 .98% , 1/25/25 .. 40 41
991645264.UG.FTS.B , 28 .98% , 1/25/25 .. 53 55
991666507.UG.FTS.B , 28 .98% , 1/25/25 .. 78 81
991684431.UG.FTS.B , 28 .98% , 1/25/25 .. 121 123
991687378.UG.FTS.B , 28 .98% , 1/25/25 .. 73 75
991700250.UG.FTS.B , 28 .98% , 1/25/25 .. 126 130
991708850.UG.FTS.B , 28 .98% , 1/25/25 .. 92 93
991717265.UG.FTS.B , 28 .98% , 1/25/25 .. 36 36
991762497.UG.FTS.B , 28 .98% , 1/25/25 .. 23 23
991782809.UG.FTS.B , 28 .98% , 1/25/25 .. 60 62
991790856.UG.FTS.B , 28 .98% , 1/25/25 .. 309 319
991801847.UG.FTS.B , 28 .98% , 1/25/25 .. 65 67
991813711.UG.FTS.B , 28 .98% , 1/25/25 .. 213 216
991816486.UG.FTS.B , 28 .98% , 1/25/25 .. 143 148
991832332.UG.FTS.B , 28 .98% , 1/25/25 .. 81 84
991583030.UG.FTS.B , 29 .49% , 1/25/25 .. 228 233
991584718.UG.FTS.B , 29 .49% , 1/25/25 .. 545 557
991586667.UG.FTS.B , 29 .49% , 1/25/25 .. 103 108
991588873.UG.FTS.B , 29 .49% , 1/25/25 .. 151 156
991591360.UG.FTS.B , 29 .49% , 1/25/25 .. 275 282
991592156.UG.FTS.B , 29 .49% , 1/25/25 .. 37 37
991595877.UG.FTS.B , 29 .49% , 1/25/25 .. 73 76
991597092.UG.FTS.B , 29 .49% , 1/25/25 .. 54 55
991598369.UG.FTS.B , 29 .49% , 1/25/25 .. 66 68
991611906.UG.FTS.B , 29 .49% , 1/25/25 .. 142 147
991625116.UG.FTS.B , 29 .49% , 1/25/25 .. 399 415
991640216.UG.FTS.B , 29 .49% , 1/25/25 .. 377 395
991642788.UG.FTS.B , 29 .49% , 1/25/25 .. 47 49
991645432.UG.FTS.B , 29 .49% , 1/25/25 .. 37 38
991663552.UG.FTS.B , 29 .49% , 1/25/25 .. 89 7
991670995.UG.FTS.B , 29 .49% , 1/25/25 .. 63 66
991686520.UG.FTS.B , 29 .49% , 1/25/25 .. 166 173
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991703545.UG.FTS.B , 29 .49% , 1/25/25 .. $ 67 $ 68
991727305.UG.FTS.B , 29 .49% , 1/25/25 .. 370 385
991734934.UG.FTS.B , 29 .49% , 1/25/25 .. 78 79
991742823.UG.FTS.B , 29 .49% , 1/25/25 .. 110 112
991758553.UG.FTS.B , 29 .49% , 1/25/25 .. 76 79
991781861.UG.FTS.B , 29 .49% , 1/25/25 .. 292 303
991783087.UG.FTS.B , 29 .49% , 1/25/25 .. 160 166
991789248.UG.FTS.B , 29 .49% , 1/25/25 .. 61 63
991789795.UG.FTS.B , 29 .49% , 1/25/25 .. 132 138
991803714.UG.FTS.B , 29 .49% , 1/25/25 .. 49 51
991819908.UG.FTS.B , 29 .49% , 1/25/25 .. 86 90
991705574.UG.FTS.B , 14 .98% , 1/26/25 .. 224 229
991588990.UG.FTS.B , 16 .99% , 1/26/25 .. 691 704
991792817.UG.FTS.B , 18 .97% , 1/26/25 .. 410 418
991693301.UG.FTS.B , 19 .8% , 1/26/25 ... 75 77
991664112.UG.FTS.B , 19 .99% , 1/26/25 .. 8 8
991815429.UG.FTS.B , 19 .99% , 1/26/25 .. 372 386
991722451.UG.FTS.B , 20 .46% , 1/26/25 .. 294 301
991691649.UG.FTS.B , 20 .97% , 1/26/25 .. 232 234
991689234.UG.FTS.B , 21 .46% , 1/26/25 .. 72 74
991718023.UG.FTS.B , 22 .97% , 1/26/25 .. 84 17
991719060.UG.FTS.B , 23 .95% , 1/26/25 .. 1,132 1,161
991644445.UG.FTS.B , 27 .99% , 1/26/25 .. 45 47
991665705.UG.FTS.B , 27 .99% , 1/26/25 .. 54 56
991593526.UG.FTS.B , 28 .98% , 1/26/25 .. 102 105
991594391.UG.FTS.B , 28 .98% , 1/26/25 .. 87 91
991604950.UG.FTS.B , 28 .98% , 1/26/25 .. 51 53
991629035.UG.FTS.B , 28 .98% , 1/26/25 .. 84 87
991634636.UG.FTS.B , 28 .98% , 1/26/25 .. 175 182
991638977.UG.FTS.B , 28 .98% , 1/26/25 .. 141 11
991641894.UG.FTS.B , 28 .98% , 1/26/25 .. 57 59
991653899.UG.FTS.B , 28 .98% , 1/26/25 .. 45 47
991658925.UG.FTS.B , 28 .98% , 1/26/25 .. 41 41
991661348.UG.FTS.B , 28 .98% , 1/26/25 .. 572 –
991664416.UG.FTS.B , 28 .98% , 1/26/25 .. 132 136
991678461.UG.FTS.B , 28 .98% , 1/26/25 .. 62 64
991685049.UG.FTS.B , 28 .98% , 1/26/25 .. 23 23
991688671.UG.FTS.B , 28 .98% , 1/26/25 .. 96 99
991698131.UG.FTS.B , 28 .98% , 1/26/25 .. 147 148
991703821.UG.FTS.B , 28 .98% , 1/26/25 .. 83 86
991711212.UG.FTS.B , 28 .98% , 1/26/25 .. 31 5
991743995.UG.FTS.B , 28 .98% , 1/26/25 .. 99 103
991788301.UG.FTS.B , 28 .98% , 1/26/25 .. 110 114
991804080.UG.FTS.B , 28 .98% , 1/26/25 .. 14 14
991818761.UG.FTS.B , 28 .98% , 1/26/25 .. 53 54
991826236.UG.FTS.B , 28 .98% , 1/26/25 .. 275 284
991831863.UG.FTS.B , 28 .98% , 1/26/25 .. 91 6
991834362.UG.FTS.B , 28 .98% , 1/26/25 .. 136 140
991712881.UG.FTS.B , 29 .46% , 1/26/25 .. 258 269
991589080.UG.FTS.B , 29 .49% , 1/26/25 .. 127 130
991589741.UG.FTS.B , 29 .49% , 1/26/25 .. 28 29
991589763.UG.FTS.B , 29 .49% , 1/26/25 .. 79 83
991606181.UG.FTS.B , 29 .49% , 1/26/25 .. 116 122
991612147.UG.FTS.B , 29 .49% , 1/26/25 .. 44 46
991616526.UG.FTS.B , 29 .49% , 1/26/25 .. 78 80
991616810.UG.FTS.B , 29 .49% , 1/26/25 .. 84 85
991622618.UG.FTS.B , 29 .49% , 1/26/25 .. 72 7
991637588.UG.FTS.B , 29 .49% , 1/26/25 .. 72 73

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
87
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991637756.UG.FTS.B , 29 .49% , 1/26/25 .. $ 573 $ 584
991638709.UG.FTS.B , 29 .49% , 1/26/25 .. 71 74
991640409.UG.FTS.B , 29 .49% , 1/26/25 .. 60 9
991640808.UG.FTS.B , 29 .49% , 1/26/25 .. 3 3
991641553.UG.FTS.B , 29 .49% , 1/26/25 .. 62 65
991664371.UG.FTS.B , 29 .49% , 1/26/25 .. 136 139
991668328.UG.FTS.B , 29 .49% , 1/26/25 .. 57 60
991673737.UG.FTS.B , 29 .49% , 1/26/25 .. 1,210 1,244
991674552.UG.FTS.B , 29 .49% , 1/26/25 .. 95 100
991680335.UG.FTS.B , 29 .49% , 1/26/25 .. 476 488
991682957.UG.FTS.B , 29 .49% , 1/26/25 .. 441 460
991686882.UG.FTS.B , 29 .49% , 1/26/25 .. 118 122
991688387.UG.FTS.B , 29 .49% , 1/26/25 .. 443 465
991695946.UG.FTS.B , 29 .49% , 1/26/25 .. 214 221
991698577.UG.FTS.B , 29 .49% , 1/26/25 .. 176 182
991714720.UG.FTS.B , 29 .49% , 1/26/25 .. 271 281
991727832.UG.FTS.B , 29 .49% , 1/26/25 .. 110 114
991772896.UG.FTS.B , 29 .49% , 1/26/25 .. 1,000 1,035
991779497.UG.FTS.B , 29 .49% , 1/26/25 .. 124 128
991806530.UG.FTS.B , 29 .49% , 1/26/25 .. 66 68
991820442.UG.FTS.B , 29 .49% , 1/26/25 .. 55 57
991826343.UG.FTS.B , 29 .49% , 1/26/25 .. 237 246
991827132.UG.FTS.B , 29 .49% , 1/26/25 .. 50 52
991829394.UG.FTS.B , 29 .49% , 1/26/25 .. 335 57
991835985.UG.FTS.B , 29 .49% , 1/26/25 .. 535 556
991681455.UG.FTS.B , 15% , 1/27/25 ..... 203 206
991594447.UG.FTS.B , 16 .99% , 1/27/25 .. 11 11
991653768.UG.FTS.B , 16 .99% , 1/27/25 .. 63 64
991594369.UG.FTS.B , 19 .99% , 1/27/25 .. 48 48
991603461.UG.FTS.B , 19 .99% , 1/27/25 .. 257 267
991604987.UG.FTS.B , 19 .99% , 1/27/25 .. 119 123
991606626.UG.FTS.B , 19 .99% , 1/27/25 .. 120 125
991610646.UG.FTS.B , 19 .99% , 1/27/25 .. 64 66
991613609.UG.FTS.B , 19 .99% , 1/27/25 .. 44 44
991639649.UG.FTS.B , 19 .99% , 1/27/25 .. 949 133
991665857.UG.FTS.B , 19 .99% , 1/27/25 .. 65 67
991593388.UG.FTS.B , 27 .99% , 1/27/25 .. 32 –
991598032.UG.FTS.B , 27 .99% , 1/27/25 .. 85 87
991593724.UG.FTS.B , 28 .98% , 1/27/25 .. 52 53
991594298.UG.FTS.B , 28 .98% , 1/27/25 .. 45 46
991594933.UG.FTS.B , 28 .98% , 1/27/25 .. 63 63
991598602.UG.FTS.B , 28 .98% , 1/27/25 .. 70 73
991598783.UG.FTS.B , 28 .98% , 1/27/25 .. 283 287
991601203.UG.FTS.B , 28 .98% , 1/27/25 .. 876 910
991602821.UG.FTS.B , 28 .98% , 1/27/25 .. 578 597
991602932.UG.FTS.B , 28 .98% , 1/27/25 .. 43 43
991603572.UG.FTS.B , 28 .98% , 1/27/25 .. 325 331
991604001.UG.FTS.B , 28 .98% , 1/27/25 .. 88 92
991605311.UG.FTS.B , 28 .98% , 1/27/25 .. 31 32
991605868.UG.FTS.B , 28 .98% , 1/27/25 .. 184 13
991608665.UG.FTS.B , 28 .98% , 1/27/25 .. 219 227
991613097.UG.FTS.B , 28 .98% , 1/27/25 .. 71 74
991615892.UG.FTS.B , 28 .98% , 1/27/25 .. 249 259
991617077.UG.FTS.B , 28 .98% , 1/27/25 .. 36 37
991620928.UG.FTS.B , 28 .98% , 1/27/25 .. 47 –
991621129.UG.FTS.B , 28 .98% , 1/27/25 .. 163 167
991623357.UG.FTS.B , 28 .98% , 1/27/25 .. 107 112
991631171.UG.FTS.B , 28 .98% , 1/27/25 .. 55 55
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991632093.UG.FTS.B , 28 .98% , 1/27/25 .. $ 150 $ 156
991632344.UG.FTS.B , 28 .98% , 1/27/25 .. 45 47
991634644.UG.FTS.B , 28 .98% , 1/27/25 .. 37 38
991635049.UG.FTS.B , 28 .98% , 1/27/25 .. 208 213
991635670.UG.FTS.B , 28 .98% , 1/27/25 .. 334 347
991636408.UG.FTS.B , 28 .98% , 1/27/25 .. 138 139
991643120.UG.FTS.B , 28 .98% , 1/27/25 .. 191 198
991645234.UG.FTS.B , 28 .98% , 1/27/25 .. 43 45
991645498.UG.FTS.B , 28 .98% , 1/27/25 .. 126 131
991653209.UG.FTS.B , 28 .98% , 1/27/25 .. 1,591 109
991654533.UG.FTS.B , 28 .98% , 1/27/25 .. 64 65
991654856.UG.FTS.B , 28 .98% , 1/27/25 .. 215 223
991657182.UG.FTS.B , 28 .98% , 1/27/25 .. 677 704
991659335.UG.FTS.B , 28 .98% , 1/27/25 .. 149 155
991663420.UG.FTS.B , 28 .98% , 1/27/25 .. 770 800
991664621.UG.FTS.B , 28 .98% , 1/27/25 .. 74 77
991666634.UG.FTS.B , 28 .98% , 1/27/25 .. 58 61
991670133.UG.FTS.B , 28 .98% , 1/27/25 .. 82 84
991679811.UG.FTS.B , 28 .98% , 1/27/25 .. 34 35
991684799.UG.FTS.B , 28 .98% , 1/27/25 .. 60 62
991684873.UG.FTS.B , 28 .98% , 1/27/25 .. 38 39
991687681.UG.FTS.B , 28 .98% , 1/27/25 .. 11 11
991693305.UG.FTS.B , 28 .98% , 1/27/25 .. 139 140
991693530.UG.FTS.B , 28 .98% , 1/27/25 .. 64 67
991699112.UG.FTS.B , 28 .98% , 1/27/25 .. 46 48
991714759.UG.FTS.B , 28 .98% , 1/27/25 .. 56 58
991747891.UG.FTS.B , 28 .98% , 1/27/25 .. 54 57
991772279.UG.FTS.B , 28 .98% , 1/27/25 .. 419 63
991785235.UG.FTS.B , 28 .98% , 1/27/25 .. 160 165
991792500.UG.FTS.B , 28 .98% , 1/27/25 .. 83 86
991811211.UG.FTS.B , 28 .98% , 1/27/25 .. 106 109
991820015.UG.FTS.B , 28 .98% , 1/27/25 .. 155 160
991832387.UG.FTS.B , 28 .98% , 1/27/25 .. 330 341
991594952.UG.FTS.B , 29 .49% , 1/27/25 .. 463 481
991598580.UG.FTS.B , 29 .49% , 1/27/25 .. 55 58
991600440.UG.FTS.B , 29 .49% , 1/27/25 .. 196 204
991600674.UG.FTS.B , 29 .49% , 1/27/25 .. 45 47
991606487.UG.FTS.B , 29 .49% , 1/27/25 .. 32 32
991608526.UG.FTS.B , 29 .49% , 1/27/25 .. 132 138
991609655.UG.FTS.B , 29 .49% , 1/27/25 .. 91 94
991611049.UG.FTS.B , 29 .49% , 1/27/25 .. 100 104
991611862.UG.FTS.B , 29 .49% , 1/27/25 .. 67 70
991616915.UG.FTS.B , 29 .49% , 1/27/25 .. 82 85
991619030.UG.FTS.B , 29 .49% , 1/27/25 .. 82 7
991619817.UG.FTS.B , 29 .49% , 1/27/25 .. 250 259
991624512.UG.FTS.B , 29 .49% , 1/27/25 .. 48 50
991624910.UG.FTS.B , 29 .49% , 1/27/25 .. 38 39
991627621.UG.FTS.B , 29 .49% , 1/27/25 .. 45 47
991628707.UG.FTS.B , 29 .49% , 1/27/25 .. 70 70
991630944.UG.FTS.B , 29 .49% , 1/27/25 .. 17 17
991633038.UG.FTS.B , 29 .49% , 1/27/25 .. 202 205
991635104.UG.FTS.B , 29 .49% , 1/27/25 .. 55 57
991636506.UG.FTS.B , 29 .49% , 1/27/25 .. 350 359
991637168.UG.FTS.B , 29 .49% , 1/27/25 .. 55 57
991649572.UG.FTS.B , 29 .49% , 1/27/25 .. 16 16
991654331.UG.FTS.B , 29 .49% , 1/27/25 .. 175 –
991668359.UG.FTS.B , 29 .49% , 1/27/25 .. 180 184
991672322.UG.FTS.B , 29 .49% , 1/27/25 .. 70 73

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
88
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991683132.UG.FTS.B , 29 .49% , 1/27/25 .. $ 595 $ 93
991689965.UG.FTS.B , 29 .49% , 1/27/25 .. 80 81
991691306.UG.FTS.B , 29 .49% , 1/27/25 .. 71 74
991695728.UG.FTS.B , 29 .49% , 1/27/25 .. 355 24
991698507.UG.FTS.B , 29 .49% , 1/27/25 .. 55 57
991703342.UG.FTS.B , 29 .49% , 1/27/25 .. 59 61
991709075.UG.FTS.B , 29 .49% , 1/27/25 .. 82 83
991718575.UG.FTS.B , 29 .49% , 1/27/25 .. 61 63
991720299.UG.FTS.B , 29 .49% , 1/27/25 .. 310 323
991728566.UG.FTS.B , 29 .49% , 1/27/25 .. 84 87
991729561.UG.FTS.B , 29 .49% , 1/27/25 .. 61 27
991732661.UG.FTS.B , 29 .49% , 1/27/25 .. 39 40
991737584.UG.FTS.B , 29 .49% , 1/27/25 .. 43 44
991752239.UG.FTS.B , 29 .49% , 1/27/25 .. 161 168
991759684.UG.FTS.B , 29 .49% , 1/27/25 .. 472 488
991781410.UG.FTS.B , 29 .49% , 1/27/25 .. 43 45
991784000.UG.FTS.B , 29 .49% , 1/27/25 .. 77 80
991793218.UG.FTS.B , 29 .49% , 1/27/25 .. 8 8
991812381.UG.FTS.B , 29 .49% , 1/27/25 .. 2 2
991606397.UG.FTS.B , 15 .97% , 1/28/25 .. 186 190
991800530.UG.FTS.B , 15 .97% , 1/28/25 .. 219 223
991617374.UG.FTS.B , 16 .99% , 1/28/25 .. 1,053 1,076
991762445.UG.FTS.B , 16 .99% , 1/28/25 .. 5 5
991854471.UG.FTS.B , 16 .99% , 1/28/25 .. 2,527 2,573
991613370.UG.FTS.B , 17 .99% , 1/28/25 .. 82 83
991720766.UG.FTS.B , 17 .99% , 1/28/25 .. 303 309
991727531.UG.FTS.B , 17 .99% , 1/28/25 .. 56 57
991843689.UG.FTS.B , 17 .99% , 1/28/25 .. 2,107 2,146
991692051.UG.FTS.B , 20 .46% , 1/28/25 .. 163 166
991647560.UG.FTS.B , 14 .98% , 1/29/25 .. 581 594
991864236.UG.FTS.B , 14 .98% , 1/29/25 .. 2,915 2,969
991716164.UG.FTS.B , 15 .97% , 1/29/25 .. 156 159
991748418.UG.FTS.B , 16 .99% , 1/29/25 .. 242 243
991669723.UG.FTS.B , 17 .99% , 1/29/25 .. 123 9
991688664.UG.FTS.B , 17 .99% , 1/29/25 .. 190 194
991842042.UG.FTS.B , 17 .99% , 1/29/25 .. 655 98
991667776.UG.FTS.B , 18 .97% , 1/29/25 .. 537 549
991667796.UG.FTS.B , 19 .21% , 1/29/25 .. 109 111
991748200.UG.FTS.B , 14 .98% , 1/30/25 .. 56 57
991627597.UG.FTS.B , 18 .97% , 1/30/25 .. 94 95
991620571.UG.FTS.B , 22 .97% , 1/30/25 .. 157 159
991685973.UG.FTS.B , 14 .98% , 1/31/25 .. 462 469
991718191.UG.FTS.B , 14 .98% , 1/31/25 .. 161 165
991726744.UG.FTS.B , 14 .98% , 1/31/25 .. 98 100
991853717.UG.FTS.B , 15% , 1/31/25 ..... 546 81
991638888.UG.FTS.B , 15 .97% , 1/31/25 .. 42 43
991809317.UG.FTS.B , 15 .97% , 1/31/25 .. 127 127
991815664.UG.FTS.B , 15 .97% , 1/31/25 .. 210 214
991638718.UG.FTS.B , 16 .99% , 1/31/25 .. 104 106
991642283.UG.FTS.B , 16 .99% , 1/31/25 .. 78 11
991662857.UG.FTS.B , 16 .99% , 1/31/25 .. 78 78
991704534.UG.FTS.B , 16 .99% , 1/31/25 .. 367 375
991757606.UG.FTS.B , 16 .99% , 1/31/25 .. 159 162
991836242.UG.FTS.B , 16 .99% , 1/31/25 .. 1,493 1,521
991675482.UG.FTS.B , 17 .97% , 1/31/25 .. 197 202
991642242.UG.FTS.B , 17 .99% , 1/31/25 .. 68 70
991682270.UG.FTS.B , 17 .99% , 1/31/25 .. 77 78
991698361.UG.FTS.B , 17 .99% , 1/31/25 .. 48 49
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991709244.UG.FTS.B , 17 .99% , 1/31/25 .. $ 46 $ 47
991712841.UG.FTS.B , 17 .99% , 1/31/25 .. 205 209
991713828.UG.FTS.B , 17 .99% , 1/31/25 .. 1,894 1,937
991748611.UG.FTS.B , 17 .99% , 1/31/25 .. 225 16
991754758.UG.FTS.B , 17 .99% , 1/31/25 .. 462 474
991772768.UG.FTS.B , 17 .99% , 1/31/25 .. 48 49
991646069.UG.FTS.B , 18 .97% , 1/31/25 .. 124 1
991639577.UG.FTS.B , 19 .21% , 1/31/25 .. 91 93
991663410.UG.FTS.B , 19 .8% , 1/31/25 ... 1,333 1,352
991708296.UG.FTS.B , 19 .8% , 1/31/25 ... 163 11
991648537.UG.FTS.B , 20 .97% , 1/31/25 .. 76 78
991661887.UG.FTS.B , 20 .97% , 1/31/25 .. 86 88
991630777.UG.FTS.B , 21 .46% , 1/31/25 .. 165 166
991656715.UG.FTS.B , 21 .46% , 1/31/25 .. 1,410 98
991693835.UG.FTS.B , 21 .46% , 1/31/25 .. 314 319
991672382.UG.FTS.B , 21 .97% , 1/31/25 .. 2,254 2,312
991883831.UG.FTS.B , 14% , 2/01/25 ..... 8 8
991666265.UG.FTS.B , 16 .99% , 2/01/25 .. 239 242
991668427.UG.FTS.B , 17 .97% , 2/01/25 .. 17 17
991693291.UG.FTS.B , 14% , 2/02/25 ..... 60 61
991725692.UG.FTS.B , 14% , 2/02/25 ..... 81 82
991771266.UG.FTS.B , 14% , 2/02/25 ..... 70 71
991834440.UG.FTS.B , 14% , 2/02/25 ..... 103 104
991658184.UG.FTS.B , 15% , 2/02/25 ..... 1,546 1,569
991760625.UG.FTS.B , 15 .97% , 2/02/25 .. 124 126
991848002.UG.FTS.B , 15 .97% , 2/02/25 .. 6 6
991650925.UG.FTS.B , 16 .99% , 2/02/25 .. 105 105
991689542.UG.FTS.B , 16 .99% , 2/02/25 .. 309 24
991781369.UG.FTS.B , 16 .99% , 2/02/25 .. 320 325
991868233.UG.FTS.B , 16 .99% , 2/02/25 .. 1,274 1,290
991689544.UG.FTS.B , 17 .97% , 2/02/25 .. 47 47
991731323.UG.FTS.B , 17 .99% , 2/02/25 .. 128 130
991880297.UG.FTS.B , 17 .99% , 2/02/25 .. 150 151
991878726.UG.FTS.B , 14 .98% , 2/03/25 .. 212 215
991907914.UG.FTS.B , 17 .99% , 2/03/25 .. 66 67
991689885.UG.FTS.B , 19 .99% , 2/03/25 .. 259 263
991714434.UG.FTS.B , 19 .99% , 2/03/25 .. 157 161
991684537.UG.FTS.B , 27 .99% , 2/03/25 .. 75 78
991744807.UG.FTS.B , 27 .99% , 2/03/25 .. 129 9
991688155.UG.FTS.B , 28 .98% , 2/03/25 .. 59 59
991699673.UG.FTS.B , 28 .98% , 2/03/25 .. 94 96
991700745.UG.FTS.B , 28 .98% , 2/03/25 .. 1,821 1,863
991713626.UG.FTS.B , 28 .98% , 2/03/25 .. 92 95
991720594.UG.FTS.B , 28 .98% , 2/03/25 .. 299 21
991777700.UG.FTS.B , 28 .98% , 2/03/25 .. 304 311
991882827.UG.FTS.B , 28 .98% , 2/03/25 .. 86 89
991910619.UG.FTS.B , 28 .98% , 2/03/25 .. 204 209
991916599.UG.FTS.B , 28 .98% , 2/03/25 .. 44 45
991689327.UG.FTS.B , 29 .49% , 2/03/25 .. 290 301
991722488.UG.FTS.B , 29 .49% , 2/03/25 .. 84 87
991747483.UG.FTS.B , 29 .49% , 2/03/25 .. 153 154
991756506.UG.FTS.B , 29 .49% , 2/03/25 .. 68 71
991770245.UG.FTS.B , 29 .49% , 2/03/25 .. 202 211
991883418.UG.FTS.B , 29 .49% , 2/03/25 .. 67 69
991917239.UG.FTS.B , 29 .49% , 2/03/25 .. 116 119
991871765.UG.FTS.B , 14 .98% , 2/04/25 .. 113 115
991700340.UG.FTS.B , 16 .99% , 2/04/25 .. 78 78
991741062.UG.FTS.B , 16 .99% , 2/04/25 .. 113 114

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
89
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991809198.UG.FTS.B , 16 .99% , 2/04/25 .. $ 213 $ 217
991761530.UG.FTS.B , 17 .99% , 2/04/25 .. 119 121
991752793.UG.FTS.B , 18 .97% , 2/04/25 .. 136 137
991729245.UG.FTS.B , 19 .8% , 2/04/25 ... 53 54
991685630.UG.FTS.B , 19 .99% , 2/04/25 .. 231 16
991918054.UG.FTS.B , 22 .97% , 2/04/25 .. 997 69
991724012.UG.FTS.B , 27 .99% , 2/04/25 .. 93 95
991696574.UG.FTS.B , 28 .98% , 2/04/25 .. 64 66
991697057.UG.FTS.B , 28 .98% , 2/04/25 .. 50 50
991700907.UG.FTS.B , 28 .98% , 2/04/25 .. 87 88
991714934.UG.FTS.B , 28 .98% , 2/04/25 .. 90 90
991786787.UG.FTS.B , 28 .98% , 2/04/25 .. 74 76
991824710.UG.FTS.B , 28 .98% , 2/04/25 .. 321 330
991900572.UG.FTS.B , 28 .98% , 2/04/25 .. 51 16
991911859.UG.FTS.B , 28 .98% , 2/04/25 .. 46 47
991926669.UG.FTS.B , 28 .98% , 2/04/25 .. 20 21
991686783.UG.FTS.B , 29 .49% , 2/04/25 .. 32 33
991687371.UG.FTS.B , 29 .49% , 2/04/25 .. 64 28
991693725.UG.FTS.B , 29 .49% , 2/04/25 .. 147 151
991694653.UG.FTS.B , 29 .49% , 2/04/25 .. 249 258
991707526.UG.FTS.B , 29 .49% , 2/04/25 .. 28 27
991713833.UG.FTS.B , 29 .49% , 2/04/25 .. 359 49
991717208.UG.FTS.B , 29 .49% , 2/04/25 .. 111 113
991737055.UG.FTS.B , 29 .49% , 2/04/25 .. 313 322
991758842.UG.FTS.B , 29 .49% , 2/04/25 .. 203 209
991763796.UG.FTS.B , 29 .49% , 2/04/25 .. 47 48
991786330.UG.FTS.B , 29 .49% , 2/04/25 .. 272 275
991807327.UG.FTS.B , 29 .49% , 2/04/25 .. 74 76
991867247.UG.FTS.B , 29 .49% , 2/04/25 .. 32 32
991878368.UG.FTS.B , 29 .49% , 2/04/25 .. 44 44
991879607.UG.FTS.B , 29 .49% , 2/04/25 .. 90 92
991917180.UG.FTS.B , 29 .49% , 2/04/25 .. 111 7
991861184.UG.FTS.B , 19 .21% , 2/05/25 .. 80 82
991682958.UG.FTS.B , 19 .99% , 2/05/25 .. 19 19
991710161.UG.FTS.B , 19 .99% , 2/05/25 .. 12 12
991725525.UG.FTS.B , 19 .99% , 2/05/25 .. 56 57
991735635.UG.FTS.B , 19 .99% , 2/05/25 .. 48 49
991739604.UG.FTS.B , 19 .99% , 2/05/25 .. 554 572
991832671.UG.FTS.B , 19 .99% , 2/05/25 .. 84 85
991915152.UG.FTS.B , 19 .99% , 2/05/25 .. 103 103
991713079.UG.FTS.B , 20 .46% , 2/05/25 .. 265 35
991841527.UG.FTS.B , 20 .46% , 2/05/25 .. 202 202
991707903.UG.FTS.B , 20 .97% , 2/05/25 .. 4 4
991715412.UG.FTS.B , 20 .97% , 2/05/25 .. 115 117
991832676.UG.FTS.B , 20 .97% , 2/05/25 .. 6,177 432
991840414.UG.FTS.B , 21 .46% , 2/05/25 .. 169 169
991869250.UG.FTS.B , 21 .46% , 2/05/25 .. 661 660
991910043.UG.FTS.B , 21 .46% , 2/05/25 .. 600 598
991911356.UG.FTS.B , 21 .98% , 2/05/25 .. 75 77
991743501.UG.FTS.B , 22 .97% , 2/05/25 .. 223 228
991703789.UG.FTS.B , 24 .95% , 2/05/25 .. 81 83
991717022.UG.FTS.B , 27 .99% , 2/05/25 .. 99 102
991677817.UG.FTS.B , 28 .98% , 2/05/25 .. 443 447
991700269.UG.FTS.B , 28 .98% , 2/05/25 .. 70 73
991702789.UG.FTS.B , 28 .98% , 2/05/25 .. 280 39
991705698.UG.FTS.B , 28 .98% , 2/05/25 .. 16 16
991706202.UG.FTS.B , 28 .98% , 2/05/25 .. 194 26
991706300.UG.FTS.B , 28 .98% , 2/05/25 .. 119 121
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991706343.UG.FTS.B , 28 .98% , 2/05/25 .. $ 32 $ 32
991715735.UG.FTS.B , 28 .98% , 2/05/25 .. 24 25
991716179.UG.FTS.B , 28 .98% , 2/05/25 .. 91 94
991718944.UG.FTS.B , 28 .98% , 2/05/25 .. 367 379
991724730.UG.FTS.B , 28 .98% , 2/05/25 .. 354 366
991729522.UG.FTS.B , 28 .98% , 2/05/25 .. 8 8
991730611.UG.FTS.B , 28 .98% , 2/05/25 .. 364 376
991732989.UG.FTS.B , 28 .98% , 2/05/25 .. 142 144
991735560.UG.FTS.B , 28 .98% , 2/05/25 .. 27 28
991737214.UG.FTS.B , 28 .98% , 2/05/25 .. 82 84
991739154.UG.FTS.B , 28 .98% , 2/05/25 .. 1,228 1,270
991739980.UG.FTS.B , 28 .98% , 2/05/25 .. 148 153
991743526.UG.FTS.B , 28 .98% , 2/05/25 .. 27 27
991745601.UG.FTS.B , 28 .98% , 2/05/25 .. 20 20
991746873.UG.FTS.B , 28 .98% , 2/05/25 .. 81 83
991747299.UG.FTS.B , 28 .98% , 2/05/25 .. 30 30
991755981.UG.FTS.B , 28 .98% , 2/05/25 .. 119 123
991759687.UG.FTS.B , 28 .98% , 2/05/25 .. 127 132
991762144.UG.FTS.B , 28 .98% , 2/05/25 .. 70 72
991762262.UG.FTS.B , 28 .98% , 2/05/25 .. 61 61
991764086.UG.FTS.B , 28 .98% , 2/05/25 .. 14 14
991772451.UG.FTS.B , 28 .98% , 2/05/25 .. 665 46
991776821.UG.FTS.B , 28 .98% , 2/05/25 .. 47 48
991776933.UG.FTS.B , 28 .98% , 2/05/25 .. 141 145
991789109.UG.FTS.B , 28 .98% , 2/05/25 .. 127 129
991790367.UG.FTS.B , 28 .98% , 2/05/25 .. 601 617
991805668.UG.FTS.B , 28 .98% , 2/05/25 .. 34 35
991807068.UG.FTS.B , 28 .98% , 2/05/25 .. 133 137
991811477.UG.FTS.B , 28 .98% , 2/05/25 .. 370 382
991813874.UG.FTS.B , 28 .98% , 2/05/25 .. 63 65
991819745.UG.FTS.B , 28 .98% , 2/05/25 .. 14 14
991819751.UG.FTS.B , 28 .98% , 2/05/25 .. 199 201
991820191.UG.FTS.B , 28 .98% , 2/05/25 .. 30 11
991829108.UG.FTS.B , 28 .98% , 2/05/25 .. 342 353
991836188.UG.FTS.B , 28 .98% , 2/05/25 .. 76 78
991842297.UG.FTS.B , 28 .98% , 2/05/25 .. 46 48
991842364.UG.FTS.B , 28 .98% , 2/05/25 .. 514 526
991855938.UG.FTS.B , 28 .98% , 2/05/25 .. 127 131
991884917.UG.FTS.B , 28 .98% , 2/05/25 .. 208 213
991886335.UG.FTS.B , 28 .98% , 2/05/25 .. 146 149
991894894.UG.FTS.B , 28 .98% , 2/05/25 .. 661 679
991897007.UG.FTS.B , 28 .98% , 2/05/25 .. 45 46
991901365.UG.FTS.B , 28 .98% , 2/05/25 .. 336 343
991922743.UG.FTS.B , 28 .98% , 2/05/25 .. 28 28
991937493.UG.FTS.B , 28 .98% , 2/05/25 .. 115 115
991938119.UG.FTS.B , 28 .98% , 2/05/25 .. 656 673
991695684.UG.FTS.B , 29 .49% , 2/05/25 .. 110 111
991697402.UG.FTS.B , 29 .49% , 2/05/25 .. 76 78
991700153.UG.FTS.B , 29 .49% , 2/05/25 .. 131 133
991703611.UG.FTS.B , 29 .49% , 2/05/25 .. 43 44
991705084.UG.FTS.B , 29 .49% , 2/05/25 .. 11 11
991709219.UG.FTS.B , 29 .49% , 2/05/25 .. 21 22
991710782.UG.FTS.B , 29 .49% , 2/05/25 .. 420 430
991713639.UG.FTS.B , 29 .49% , 2/05/25 .. 100 102
991715444.UG.FTS.B , 29 .49% , 2/05/25 .. 18 18
991719235.UG.FTS.B , 29 .49% , 2/05/25 .. 43 43
991722812.UG.FTS.B , 29 .49% , 2/05/25 .. 108 112
991725800.UG.FTS.B , 29 .49% , 2/05/25 .. 75 76

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
90
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991727032.UG.FTS.B , 29 .49% , 2/05/25 .. $ 72 $ 75
991728298.UG.FTS.B , 29 .49% , 2/05/25 .. 4 4
991728509.UG.FTS.B , 29 .49% , 2/05/25 .. 13 13
991732282.UG.FTS.B , 29 .49% , 2/05/25 .. 61 63
991732719.UG.FTS.B , 29 .49% , 2/05/25 .. 97 99
991741465.UG.FTS.B , 29 .49% , 2/05/25 .. 51 52
991745294.UG.FTS.B , 29 .49% , 2/05/25 .. 65 67
991745495.UG.FTS.B , 29 .49% , 2/05/25 .. 8 8
991746165.UG.FTS.B , 29 .49% , 2/05/25 .. 109 113
991747447.UG.FTS.B , 29 .49% , 2/05/25 .. 287 297
991748448.UG.FTS.B , 29 .49% , 2/05/25 .. 432 436
991750763.UG.FTS.B , 29 .49% , 2/05/25 .. 48 48
991751122.UG.FTS.B , 29 .49% , 2/05/25 .. 137 139
991752383.UG.FTS.B , 29 .49% , 2/05/25 .. 74 76
991754108.UG.FTS.B , 29 .49% , 2/05/25 .. 63 66
991756132.UG.FTS.B , 29 .49% , 2/05/25 .. 92 13
991757533.UG.FTS.B , 29 .49% , 2/05/25 .. 25 25
991761533.UG.FTS.B , 29 .49% , 2/05/25 .. 9 9
991767013.UG.FTS.B , 29 .49% , 2/05/25 .. 67 70
991768291.UG.FTS.B , 29 .49% , 2/05/25 .. 52 54
991770008.UG.FTS.B , 29 .49% , 2/05/25 .. 49 49
991779678.UG.FTS.B , 29 .49% , 2/05/25 .. 92 –
991788833.UG.FTS.B , 29 .49% , 2/05/25 .. 103 104
991790182.UG.FTS.B , 29 .49% , 2/05/25 .. 54 56
991792046.UG.FTS.B , 29 .49% , 2/05/25 .. 20 20
991792427.UG.FTS.B , 29 .49% , 2/05/25 .. 52 52
991796894.UG.FTS.B , 29 .49% , 2/05/25 .. 341 103
991811197.UG.FTS.B , 29 .49% , 2/05/25 .. 126 130
991815312.UG.FTS.B , 29 .49% , 2/05/25 .. 127 131
991831731.UG.FTS.B , 29 .49% , 2/05/25 .. 36 36
991842723.UG.FTS.B , 29 .49% , 2/05/25 .. 64 66
991850751.UG.FTS.B , 29 .49% , 2/05/25 .. 103 106
991853314.UG.FTS.B , 29 .49% , 2/05/25 .. 61 63
991857355.UG.FTS.B , 29 .49% , 2/05/25 .. 47 48
991857915.UG.FTS.B , 29 .49% , 2/05/25 .. 236 32
991902591.UG.FTS.B , 29 .49% , 2/05/25 .. 132 134
991908115.UG.FTS.B , 29 .49% , 2/05/25 .. 17 2
991919187.UG.FTS.B , 29 .49% , 2/05/25 .. 78 80
991937053.UG.FTS.B , 29 .49% , 2/05/25 .. 125 127
991938113.UG.FTS.B , 29 .49% , 2/05/25 .. 166 170
991941061.UG.FTS.B , 17 .99% , 2/06/25 .. 178 54
991700171.UG.FTS.B , 18 .97% , 2/06/25 .. 237 241
991873192.UG.FTS.B , 18 .97% , 2/06/25 .. 55 55
991716319.UG.FTS.B , 19 .21% , 2/06/25 .. 232 237
991786750.UG.FTS.B , 19 .21% , 2/06/25 .. 88 90
991710752.UG.FTS.B , 19 .8% , 2/06/25 ... 179 182
991724990.UG.FTS.B , 19 .8% , 2/06/25 ... 51 51
991698898.UG.FTS.B , 19 .99% , 2/06/25 .. 635 647
991755348.UG.FTS.B , 19 .99% , 2/06/25 .. 49 51
991767533.UG.FTS.B , 19 .99% , 2/06/25 .. 30 30
991802156.UG.FTS.B , 19 .99% , 2/06/25 .. 341 352
991714002.UG.FTS.B , 20 .46% , 2/06/25 .. 397 123
991754233.UG.FTS.B , 20 .46% , 2/06/25 .. 37 37
991801256.UG.FTS.B , 20 .46% , 2/06/25 .. 202 206
991829259.UG.FTS.B , 20 .46% , 2/06/25 .. 87 89
991863415.UG.FTS.B , 20 .46% , 2/06/25 .. 374 381
991718934.UG.FTS.B , 20 .97% , 2/06/25 .. 116 41
991699332.UG.FTS.B , 21 .46% , 2/06/25 .. 424 421
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991726288.UG.FTS.B , 21 .98% , 2/06/25 .. $ 86 $ 87
991741410.UG.FTS.B , 21 .98% , 2/06/25 .. 137 140
991792953.UG.FTS.B , 21 .98% , 2/06/25 .. 1,754 1,788
991807809.UG.FTS.B , 21 .98% , 2/06/25 .. 675 678
991845918.UG.FTS.B , 21 .98% , 2/06/25 .. 88 88
991869067.UG.FTS.B , 21 .98% , 2/06/25 .. 353 360
991768595.UG.FTS.B , 22 .97% , 2/06/25 .. 10 10
991871370.UG.FTS.B , 22 .97% , 2/06/25 .. 2,881 2,944
991769602.UG.FTS.B , 23 .95% , 2/06/25 .. 454 462
991793223.UG.FTS.B , 23 .95% , 2/06/25 .. 431 30
991733615.UG.FTS.B , 27 .95% , 2/06/25 .. 504 514
991759445.UG.FTS.B , 27 .99% , 2/06/25 .. 119 123
991851167.UG.FTS.B , 27 .99% , 2/06/25 .. 5 5
991700105.UG.FTS.B , 28 .98% , 2/06/25 .. 48 50
991700313.UG.FTS.B , 28 .98% , 2/06/25 .. 42 –
991701200.UG.FTS.B , 28 .98% , 2/06/25 .. 46 48
991701698.UG.FTS.B , 28 .98% , 2/06/25 .. 98 100
991703634.UG.FTS.B , 28 .98% , 2/06/25 .. 105 107
991706049.UG.FTS.B , 28 .98% , 2/06/25 .. 67 67
991706891.UG.FTS.B , 28 .98% , 2/06/25 .. 41 42
991708571.UG.FTS.B , 28 .98% , 2/06/25 .. 118 121
991710098.UG.FTS.B , 28 .98% , 2/06/25 .. 58 59
991717052.UG.FTS.B , 28 .98% , 2/06/25 .. 208 214
991718507.UG.FTS.B , 28 .98% , 2/06/25 .. 74 75
991718999.UG.FTS.B , 28 .98% , 2/06/25 .. 15 14
991725784.UG.FTS.B , 28 .98% , 2/06/25 .. 78 81
991725860.UG.FTS.B , 28 .98% , 2/06/25 .. 37 38
991728916.UG.FTS.B , 28 .98% , 2/06/25 .. 53 53
991729721.UG.FTS.B , 28 .98% , 2/06/25 .. 165 168
991732224.UG.FTS.B , 28 .98% , 2/06/25 .. 84 84
991734751.UG.FTS.B , 28 .98% , 2/06/25 .. 196 196
991734815.UG.FTS.B , 28 .98% , 2/06/25 .. 110 113
991739880.UG.FTS.B , 28 .98% , 2/06/25 .. 61 62
991748713.UG.FTS.B , 28 .98% , 2/06/25 .. 82 81
991749171.UG.FTS.B , 28 .98% , 2/06/25 .. 375 380
991752424.UG.FTS.B , 28 .98% , 2/06/25 .. 78 5
991756884.UG.FTS.B , 28 .98% , 2/06/25 .. 128 133
991762162.UG.FTS.B , 28 .98% , 2/06/25 .. 122 126
991766105.UG.FTS.B , 28 .98% , 2/06/25 .. 244 33
991766305.UG.FTS.B , 28 .98% , 2/06/25 .. 195 201
991770800.UG.FTS.B , 28 .98% , 2/06/25 .. 60 62
991787293.UG.FTS.B , 28 .98% , 2/06/25 .. 57 58
991794977.UG.FTS.B , 28 .98% , 2/06/25 .. 40 13
991813823.UG.FTS.B , 28 .98% , 2/06/25 .. 93 6
991817047.UG.FTS.B , 28 .98% , 2/06/25 .. 329 339
991823294.UG.FTS.B , 28 .98% , 2/06/25 .. 99 100
991823324.UG.FTS.B , 28 .98% , 2/06/25 .. 743 758
991826493.UG.FTS.B , 28 .98% , 2/06/25 .. 49 50
991832752.UG.FTS.B , 28 .98% , 2/06/25 .. 277 286
991836050.UG.FTS.B , 28 .98% , 2/06/25 .. 111 114
991837625.UG.FTS.B , 28 .98% , 2/06/25 .. 39 39
991842664.UG.FTS.B , 28 .98% , 2/06/25 .. 72 74
991852569.UG.FTS.B , 28 .98% , 2/06/25 .. 14 14
991855239.UG.FTS.B , 28 .98% , 2/06/25 .. 315 322
991862866.UG.FTS.B , 28 .98% , 2/06/25 .. 1,462 1,501
991868227.UG.FTS.B , 28 .98% , 2/06/25 .. 348 107
991868577.UG.FTS.B , 28 .98% , 2/06/25 .. 102 105
991896380.UG.FTS.B , 28 .98% , 2/06/25 .. 2,791 2,855

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
91
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991930551.UG.FTS.B , 28 .98% , 2/06/25 .. $ 162 $ 166
991934063.UG.FTS.B , 28 .98% , 2/06/25 .. 23 24
991712510.UG.FTS.B , 29 .47% , 2/06/25 .. 129 134
991690486.UG.FTS.B , 29 .49% , 2/06/25 .. 58 58
991690939.UG.FTS.B , 29 .49% , 2/06/25 .. 560 580
991700095.UG.FTS.B , 29 .49% , 2/06/25 .. 86 88
991704419.UG.FTS.B , 29 .49% , 2/06/25 .. 127 131
991706683.UG.FTS.B , 29 .49% , 2/06/25 .. 46 3
991707381.UG.FTS.B , 29 .49% , 2/06/25 .. 94 95
991707856.UG.FTS.B , 29 .49% , 2/06/25 .. 97 7
991708109.UG.FTS.B , 29 .49% , 2/06/25 .. 79 82
991708283.UG.FTS.B , 29 .49% , 2/06/25 .. 41 43
991708927.UG.FTS.B , 29 .49% , 2/06/25 .. 70 29
991709656.UG.FTS.B , 29 .49% , 2/06/25 .. 269 94
991712333.UG.FTS.B , 29 .49% , 2/06/25 .. 54 55
991712745.UG.FTS.B , 29 .49% , 2/06/25 .. 57 59
991715596.UG.FTS.B , 29 .49% , 2/06/25 .. 479 487
991721139.UG.FTS.B , 29 .49% , 2/06/25 .. 110 114
991725507.UG.FTS.B , 29 .49% , 2/06/25 .. 142 147
991728380.UG.FTS.B , 29 .49% , 2/06/25 .. 145 10
991729831.UG.FTS.B , 29 .49% , 2/06/25 .. 107 110
991730113.UG.FTS.B , 29 .49% , 2/06/25 .. 106 110
991738035.UG.FTS.B , 29 .49% , 2/06/25 .. 44 46
991738990.UG.FTS.B , 29 .49% , 2/06/25 .. 278 279
991746112.UG.FTS.B , 29 .49% , 2/06/25 .. 33 33
991746952.UG.FTS.B , 29 .49% , 2/06/25 .. 111 113
991749942.UG.FTS.B , 29 .49% , 2/06/25 .. 184 192
991759741.UG.FTS.B , 29 .49% , 2/06/25 .. 133 138
991767120.UG.FTS.B , 29 .49% , 2/06/25 .. 13 13
991767728.UG.FTS.B , 29 .49% , 2/06/25 .. 86 89
991769688.UG.FTS.B , 29 .49% , 2/06/25 .. 168 173
991769928.UG.FTS.B , 29 .49% , 2/06/25 .. 66 67
991798596.UG.FTS.B , 29 .49% , 2/06/25 .. 13 13
991800849.UG.FTS.B , 29 .49% , 2/06/25 .. 31 11
991812212.UG.FTS.B , 29 .49% , 2/06/25 .. 69 30
991815674.UG.FTS.B , 29 .49% , 2/06/25 .. 188 192
991816101.UG.FTS.B , 29 .49% , 2/06/25 .. 83 86
991821554.UG.FTS.B , 29 .49% , 2/06/25 .. 53 55
991826917.UG.FTS.B , 29 .49% , 2/06/25 .. 226 233
991852176.UG.FTS.B , 29 .49% , 2/06/25 .. 56 58
991862795.UG.FTS.B , 29 .49% , 2/06/25 .. 563 579
991869807.UG.FTS.B , 29 .49% , 2/06/25 .. 63 65
991886716.UG.FTS.B , 29 .49% , 2/06/25 .. 53 54
991908415.UG.FTS.B , 29 .49% , 2/06/25 .. 8 8
991914065.UG.FTS.B , 29 .49% , 2/06/25 .. 70 72
991736213.UG.FTS.B , 14 .98% , 2/07/25 .. 163 165
991827281.UG.FTS.B , 18 .97% , 2/07/25 .. 50 50
991905123.UG.FTS.B , 18 .97% , 2/07/25 .. 55 56
991748413.UG.FTS.B , 19 .21% , 2/07/25 .. 188 189
991783290.UG.FTS.B , 19 .21% , 2/07/25 .. 128 130
991924115.UG.FTS.B , 19 .21% , 2/07/25 .. 43 44
991856601.UG.FTS.B , 19 .99% , 2/07/25 .. 150 155
991929766.UG.FTS.B , 19 .99% , 2/07/25 .. 73 75
991843735.UG.FTS.B , 21 .98% , 2/07/25 .. 237 72
991736467.UG.FTS.B , 22 .97% , 2/07/25 .. 163 166
991762975.UG.FTS.B , 25 .95% , 2/07/25 .. 158 161
991748191.UG.FTS.B , 27 .99% , 2/07/25 .. 166 173
991800353.UG.FTS.B , 27 .99% , 2/07/25 .. 39 40
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991880949.UG.FTS.B , 27 .99% , 2/07/25 .. $ 11 $ 11
991697103.UG.FTS.B , 28 .98% , 2/07/25 .. 244 –
991705793.UG.FTS.B , 28 .98% , 2/07/25 .. 202 207
991705973.UG.FTS.B , 28 .98% , 2/07/25 .. 89 92
991706813.UG.FTS.B , 28 .98% , 2/07/25 .. 205 211
991707358.UG.FTS.B , 28 .98% , 2/07/25 .. 51 53
991708937.UG.FTS.B , 28 .98% , 2/07/25 .. 97 99
991708989.UG.FTS.B , 28 .98% , 2/07/25 .. 96 97
991710379.UG.FTS.B , 28 .98% , 2/07/25 .. 120 124
991712303.UG.FTS.B , 28 .98% , 2/07/25 .. 81 84
991712922.UG.FTS.B , 28 .98% , 2/07/25 .. 49 51
991717771.UG.FTS.B , 28 .98% , 2/07/25 .. 131 134
991724273.UG.FTS.B , 28 .98% , 2/07/25 .. 597 617
991724529.UG.FTS.B , 28 .98% , 2/07/25 .. 670 691
991728955.UG.FTS.B , 28 .98% , 2/07/25 .. 168 171
991740286.UG.FTS.B , 28 .98% , 2/07/25 .. 373 385
991743968.UG.FTS.B , 28 .98% , 2/07/25 .. 213 220
991755398.UG.FTS.B , 28 .98% , 2/07/25 .. 49 51
991772287.UG.FTS.B , 28 .98% , 2/07/25 .. 186 192
991784791.UG.FTS.B , 28 .98% , 2/07/25 .. 104 106
991799326.UG.FTS.B , 28 .98% , 2/07/25 .. 249 255
991803039.UG.FTS.B , 28 .98% , 2/07/25 .. 340 350
991806653.UG.FTS.B , 28 .98% , 2/07/25 .. 128 133
991807039.UG.FTS.B , 28 .98% , 2/07/25 .. 120 123
991807123.UG.FTS.B , 28 .98% , 2/07/25 .. 240 243
991811191.UG.FTS.B , 28 .98% , 2/07/25 .. 221 222
991814223.UG.FTS.B , 28 .98% , 2/07/25 .. 67 69
991830675.UG.FTS.B , 28 .98% , 2/07/25 .. 93 13
991835648.UG.FTS.B , 28 .98% , 2/07/25 .. 74 76
991849419.UG.FTS.B , 28 .98% , 2/07/25 .. 191 196
991854543.UG.FTS.B , 28 .98% , 2/07/25 .. 132 –
991882872.UG.FTS.B , 28 .98% , 2/07/25 .. 135 138
991922608.UG.FTS.B , 28 .98% , 2/07/25 .. 114 115
991935487.UG.FTS.B , 28 .98% , 2/07/25 .. 59 19
991709575.UG.FTS.B , 29 .48% , 2/07/25 .. 132 137
991705974.UG.FTS.B , 29 .49% , 2/07/25 .. 174 175
991712449.UG.FTS.B , 29 .49% , 2/07/25 .. 67 68
991712892.UG.FTS.B , 29 .49% , 2/07/25 .. 108 108
991717543.UG.FTS.B , 29 .49% , 2/07/25 .. 75 78
991718167.UG.FTS.B , 29 .49% , 2/07/25 .. 56 59
991720150.UG.FTS.B , 29 .49% , 2/07/25 .. 48 48
991721040.UG.FTS.B , 29 .49% , 2/07/25 .. 55 57
991721496.UG.FTS.B , 29 .49% , 2/07/25 .. 68 –
991723604.UG.FTS.B , 29 .49% , 2/07/25 .. 30 2
991728336.UG.FTS.B , 29 .49% , 2/07/25 .. 18 18
991729210.UG.FTS.B , 29 .49% , 2/07/25 .. 289 296
991729445.UG.FTS.B , 29 .49% , 2/07/25 .. 43 6
991729898.UG.FTS.B , 29 .49% , 2/07/25 .. 26 27
991730072.UG.FTS.B , 29 .49% , 2/07/25 .. 142 143
991730418.UG.FTS.B , 29 .49% , 2/07/25 .. 622 629
991733135.UG.FTS.B , 29 .49% , 2/07/25 .. 1,048 1,062
991734242.UG.FTS.B , 29 .49% , 2/07/25 .. 102 7
991734975.UG.FTS.B , 29 .49% , 2/07/25 .. 28 29
991735915.UG.FTS.B , 29 .49% , 2/07/25 .. 143 148
991736857.UG.FTS.B , 29 .49% , 2/07/25 .. 631 653
991737666.UG.FTS.B , 29 .49% , 2/07/25 .. 37 37
991738244.UG.FTS.B , 29 .49% , 2/07/25 .. 58 58
991741355.UG.FTS.B , 29 .49% , 2/07/25 .. 10 10

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
92
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991745513.UG.FTS.B , 29 .49% , 2/07/25 .. $ 125 $ 127
991747860.UG.FTS.B , 29 .49% , 2/07/25 .. 12 12
991754591.UG.FTS.B , 29 .49% , 2/07/25 .. 74 21
991759359.UG.FTS.B , 29 .49% , 2/07/25 .. 265 274
991759641.UG.FTS.B , 29 .49% , 2/07/25 .. 75 78
991759993.UG.FTS.B , 29 .49% , 2/07/25 .. 109 113
991760081.UG.FTS.B , 29 .49% , 2/07/25 .. 70 73
991761633.UG.FTS.B , 29 .49% , 2/07/25 .. 61 63
991770778.UG.FTS.B , 29 .49% , 2/07/25 .. 11 11
991777257.UG.FTS.B , 29 .49% , 2/07/25 .. 80 6
991778724.UG.FTS.B , 29 .49% , 2/07/25 .. 56 57
991778741.UG.FTS.B , 29 .49% , 2/07/25 .. 48 48
991782212.UG.FTS.B , 29 .49% , 2/07/25 .. 167 172
991788685.UG.FTS.B , 29 .49% , 2/07/25 .. 209 211
991791306.UG.FTS.B , 29 .49% , 2/07/25 .. 70 –
991799844.UG.FTS.B , 29 .49% , 2/07/25 .. 14 15
991807111.UG.FTS.B , 29 .49% , 2/07/25 .. 6 5
991808521.UG.FTS.B , 29 .49% , 2/07/25 .. 67 67
991809177.UG.FTS.B , 29 .49% , 2/07/25 .. 115 117
991809318.UG.FTS.B , 29 .49% , 2/07/25 .. 62 64
991813864.UG.FTS.B , 29 .49% , 2/07/25 .. 19 20
991815263.UG.FTS.B , 29 .49% , 2/07/25 .. 135 136
991827340.UG.FTS.B , 29 .49% , 2/07/25 .. 489 503
991832087.UG.FTS.B , 29 .49% , 2/07/25 .. 62 20
991837440.UG.FTS.B , 29 .49% , 2/07/25 .. 417 28
991842138.UG.FTS.B , 29 .49% , 2/07/25 .. 90 93
991842816.UG.FTS.B , 29 .49% , 2/07/25 .. 89 92
991843151.UG.FTS.B , 29 .49% , 2/07/25 .. 342 349
991843726.UG.FTS.B , 29 .49% , 2/07/25 .. 144 146
991843750.UG.FTS.B , 29 .49% , 2/07/25 .. 18 18
991848794.UG.FTS.B , 29 .49% , 2/07/25 .. 12 12
991852346.UG.FTS.B , 29 .49% , 2/07/25 .. 93 96
991857024.UG.FTS.B , 29 .49% , 2/07/25 .. 7 7
991858094.UG.FTS.B , 29 .49% , 2/07/25 .. 108 113
991860322.UG.FTS.B , 29 .49% , 2/07/25 .. 68 70
991868612.UG.FTS.B , 29 .49% , 2/07/25 .. 37 37
991887497.UG.FTS.B , 29 .49% , 2/07/25 .. 396 407
991914240.UG.FTS.B , 29 .49% , 2/07/25 .. 141 143
991918574.UG.FTS.B , 29 .49% , 2/07/25 .. 159 164
991924888.UG.FTS.B , 29 .49% , 2/07/25 .. 71 73
991930808.UG.FTS.B , 29 .49% , 2/07/25 .. 370 385
991783643.UG.FTS.B , 14 .98% , 2/08/25 .. 640 652
991802379.UG.FTS.B , 15 .97% , 2/08/25 .. 164 167
991904951.UG.FTS.B , 15 .97% , 2/08/25 .. 110 112
991908489.UG.FTS.B , 15 .97% , 2/08/25 .. 162 164
991917251.UG.FTS.B , 15 .97% , 2/08/25 .. 164 12
991771363.UG.FTS.B , 16 .99% , 2/08/25 .. 831 845
991905481.UG.FTS.B , 16 .99% , 2/08/25 .. 53 54
991731306.UG.FTS.B , 17 .99% , 2/08/25 .. 460 458
991717470.UG.FTS.B , 19 .21% , 2/08/25 .. 99 99
991724869.UG.FTS.B , 15% , 2/09/25 ..... 414 422
991746108.UG.FTS.B , 15% , 2/09/25 ..... 100 101
991746306.UG.FTS.B , 15% , 2/09/25 ..... 475 479
991908452.UG.FTS.B , 15% , 2/09/25 ..... 964 981
991929779.UG.FTS.B , 15% , 2/09/25 ..... 13 13
991719973.UG.FTS.B , 16 .99% , 2/09/25 .. 100 102
991778289.UG.FTS.B , 16 .99% , 2/09/25 .. 11 11
991783787.UG.FTS.B , 16 .99% , 2/09/25 .. 332 338
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991863273.UG.FTS.B , 16 .99% , 2/09/25 .. $ 722 $ 51
991741247.UG.FTS.B , 17 .97% , 2/09/25 .. 331 337
991764270.UG.FTS.B , 17 .99% , 2/09/25 .. 172 175
991867276.UG.FTS.B , 17 .99% , 2/09/25 .. 91 92
991766510.UG.FTS.B , 29 .49% , 2/17/25 .. 47 48
991710560.UG.FTS.B , 28 .98% , 3/05/25 .. 275 283
991814933.UG.FTS.B , 29 .49% , 3/05/25 .. 76 65
991917746.UG.FTS.B , 29 .49% , 3/05/25 .. 117 –
991645315.UG.FTS.B , 29 .49% , 3/23/25 .. 68 –
991711288.UG.FTS.B , 21 .98% , 4/07/25 .. 101 82
991579043.UG.FTS.B , 19 .99% , 4/17/25 .. 1,407 1,091
991545880.UG.FTS.B , 28 .98% , 4/17/25 .. 57 60
991588111.UG.FTS.B , 28 .98% , 4/17/25 .. 56 50
991652030.UG.FTS.B , 26 .94% , 4/19/25 .. 81 65
991654067.UG.FTS.B , 28 .98% , 4/19/25 .. 482 375
991685301.UG.FTS.B , 14 .98% , 4/20/25 .. 496 398
991811950.UG.FTS.B , 19 .99% , 4/20/25 .. 64 66
991762816.UG.FTS.B , 29 .49% , 4/20/25 .. 59 62
991745755.UG.FTS.B , 20 .46% , 4/21/25 .. 204 165
991645022.UG.FTS.B , 29 .49% , 4/21/25 .. 48 40
991654006.UG.FTS.B , 29 .49% , 4/21/25 .. 106 7
991742865.UG.FTS.B , 29 .49% , 4/21/25 .. 331 267
991697266.UG.FTS.B , 21 .46% , 4/22/25 .. 144 148
991702030.UG.FTS.B , 21 .46% , 4/22/25 .. 855 868
991617012.UG.FTS.B , 29 .49% , 4/22/25 .. 151 –
991683377.UG.FTS.B , 21 .97% , 4/23/25 .. 121 8
991638710.UG.FTS.B , 28 .98% , 4/23/25 .. 108 111
991609616.UG.FTS.B , 28 .98% , 4/24/25 .. 190 152
991792296.UG.FTS.B , 29 .49% , 4/24/25 .. 392 314
991838313.UG.FTS.B , 15 .97% , 4/25/25 .. 797 814
991724571.UG.FTS.B , 28 .98% , 5/05/25 .. 102 106
991694154.UG.FTS.B , 29 .49% , 5/05/25 .. 635 483
991691439.UG.FTS.B , 28 .98% , 5/06/25 .. 568 580
991702178.UG.FTS.B , 28 .98% , 5/06/25 .. 68 71
991912584.UG.FTS.B , 28 .98% , 5/06/25 .. 251 197
991757332.UG.FTS.B , 29 .49% , 5/06/25 .. 40 37
991727635.UG.FTS.B , 28 .98% , 5/07/25 .. 173 46
991707186.UG.FTS.B , 29 .49% , 5/07/25 .. 180 153
991707574.UG.FTS.B , 29 .49% , 5/07/25 .. 47 47
991883200.UG.FTS.B , 29 .49% , 5/07/25 .. 276 227
991669072.UG.FTS.B , 28 .98% , 5/16/25 .. 132 138
991550463.UG.FTS.B , 19 .99% , 5/17/25 .. 812 843
991740124.UG.FTS.B , 28 .98% , 5/17/25 .. 62 65
991592560.UG.FTS.B , 29 .49% , 5/17/25 .. 128 134
991686463.UG.FTS.B , 28 .98% , 5/18/25 .. 380 398
991674428.UG.FTS.B , 29 .49% , 5/20/25 .. 611 638
991776695.UG.FTS.B , 29 .49% , 5/21/25 .. 101 15
991665672.UG.FTS.B , 28 .98% , 5/22/25 .. 435 449
991813221.UG.FTS.B , 29 .49% , 5/22/25 .. 96 14
991770465.UG.FTS.B , 29 .49% , 5/24/25 .. 30 31
991805657.UG.FTS.B , 29 .49% , 6/03/25 .. 267 276
991772904.UG.FTS.B , 19 .99% , 6/05/25 .. 87 89
991705736.UG.FTS.B , 28 .98% , 6/05/25 .. 117 121
991708239.UG.FTS.B , 28 .98% , 6/05/25 .. 109 113
991736771.UG.FTS.B , 28 .98% , 6/05/25 .. 136 140
991730286.UG.FTS.B , 22 .97% , 6/06/25 .. 3,282 –
991771961.UG.FTS.B , 29 .49% , 6/07/25 .. 123 17
991848358.UG.FTS.B , 29 .49% , 6/07/25 .. 227 8

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
93
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991784176.UG.FTS.B , 28 .98% , 6/16/25 .. $ 188 $ 13
991579317.UG.FTS.B , 29 .49% , 6/16/25 .. 87 90
991687274.UG.FTS.B , 19 .99% , 6/23/25 .. 151 21
991764922.UG.FTS.B , 28 .98% , 7/05/25 .. 108 –
991694848.UG.FTS.B , 29 .49% , 7/05/25 .. 722 746
991632438.UG.FTS.B , 19 .8% , 7/21/25 ... 1,106 833
991749269.UG.FTS.B , 29 .49% , 7/24/25 .. 133 114
991922928.UG.FTS.B , 28 .98% , 8/04/25 .. 116 119
991700916.UG.FTS.B , 29 .49% , 8/06/25 .. 825 837
991699882.UG.FTS.B , 19 .99% , 8/18/25 .. 77 61
991693097.UG.FTS.B , 26 .94% , 8/20/25 .. 317 323
991585964.UG.FTS.B , 28 .98% , 8/22/25 .. 396 306
991613039.UG.FTS.B , 19 .99% , 8/24/25 .. 523 69
991667408.UG.FTS.B , 17 .97% , 9/02/25 .. 105 77
991696029.UG.FTS.B , 27 .99% , 9/05/25 .. 185 13
991814652.UG.FTS.B , 29 .49% , 9/05/25 .. 61 64
991688747.UG.FTS.B , 28 .98% , 9/16/25 .. 66 67
991545568.UG.FTS.B , 29 .49% , 9/16/25 .. 910 963
991579762.UG.FTS.B , 19 .99% , 9/17/25 .. 196 26
991626332.UG.FTS.B , 19 .99% , 9/17/25 .. 347 46
991723012.UG.FTS.B , 27 .99% , 9/17/25 .. 352 366
991656357.UG.FTS.B , 29 .49% , 9/17/25 .. 280 292
991628863.UG.FTS.B , 28 .98% , 9/21/25 .. 441 461
991596886.UG.FTS.B , 29 .49% , 9/24/25 .. 151 159
991754815.UG.FTS.B , 29 .49% , 9/24/25 .. 75 80
991915319.UG.FTS.B , 20 .46% , 10/04/25 . 144 11
991693967.UG.FTS.B , 19 .99% , 10/05/25 . 152 118
991853603.UG.FTS.B , 28 .98% , 10/05/25 . 263 18
991728473.UG.FTS.B , 29 .49% , 10/06/25 . 900 691
991734435.UG.FTS.B , 29 .49% , 10/06/25 . 95 24
991601320.UG.FTS.B , 28 .98% , 10/17/25 . 535 416
991731697.UG.FTS.B , 29 .49% , 11/05/25 . 192 13
991820976.UG.FTS.B , 29 .49% , 11/05/25 . 407 428
991657177.UG.FTS.B , 28 .98% , 11/17/25 . 1,888 1,963
991723599.UG.FTS.B , 29 .49% , 12/06/25 . 86 11
991786433.UG.FTS.B , 20 .46% , 12/21/25 . 104 106
991730761.UG.FTS.B , 28 .98% , 12/24/25 . 125 131
991933771.UG.FTS.B , 29 .49% , 1/06/26 .. 200 145
991726248.UG.FTS.B , 21 .46% , 1/08/26 .. 117 88
991555378.UG.FTS.B , 29 .49% , 1/17/26 .. 111 113
991579988.UG.FTS.B , 29 .49% , 1/17/26 .. 117 124
991595841.UG.FTS.B , 29 .49% , 1/17/26 .. 135 141
991708117.UG.FTS.B , 29 .49% , 1/17/26 .. 1,345 1,393
991659287.UG.FTS.B , 29 .49% , 1/24/26 .. 125 132
991809155.UG.FTS.B , 17 .99% , 1/25/26 .. 677 5
991712219.UG.FTS.B , 28 .98% , 2/05/26 .. 773 52
991814320.UG.FTS.B , 29 .49% , 2/05/26 .. 303 39
991563658.UG.FTS.B , 29 .49% , 2/16/26 .. 823 46
991647827.UG.FTS.B , 29 .49% , 2/23/26 .. 116 121
991695320.UG.FTS.B , 29 .49% , 3/05/26 .. 93 70
991726688.UG.FTS.B , 28 .98% , 4/06/26 .. 98 –
991755928.UG.FTS.B , 29 .49% , 4/06/26 .. 90 92
991573331.UG.FTS.B , 29 .49% , 4/17/26 .. 94 68
991708261.UG.FTS.B , 29 .49% , 5/04/26 .. 668 –
991716805.UG.FTS.B , 22 .97% , 5/08/26 .. 365 252
991802598.UG.FTS.B , 21 .98% , 7/07/26 .. 2,023 2,040
991735485.UG.FTS.B , 28 .98% , 7/07/26 .. 134 93
991576855.UG.FTS.B , 28 .98% , 7/17/26 .. 1,959 135
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991788566.UG.FTS.B , 29 .49% , 7/21/26 .. $ 94 $ 67
991656796.UG.FTS.B , 29 .49% , 8/22/26 .. 350 361
991783713.UG.FTS.B , 29 .49% , 9/05/26 .. 378 256
991571658.UG.FTS.B , 28 .98% , 9/15/26 .. 160 165
991648967.UG.FTS.B , 29 .49% , 10/24/26 . 108 78
991730563.UG.FTS.B , 29 .49% , 12/06/26 . 418 28
991735384.UG.FTS.B , 29 .49% , 1/06/27 .. 360 238
991658250.UG.FTS.B , 16 .99% , 1/20/27 .. 1,069 1,092
991607046.UG.FTS.B , 21 .99% , 1/20/27 .. 3,128 3,284
991624113.UG.FTS.B , 17 .99% , 1/29/27 .. 188 190
991664785.UG.FTS.B , 18 .98% , 1/29/27 .. 220 232
991721939.UG.FTS.B , 16 .99% , 2/02/27 .. 940 982
991734117.UG.FTS.B , 17 .99% , 2/02/27 .. 295 304
991894965.UG.FTS.B , 16 .99% , 2/03/27 .. 3,987 4,147
991663324.UG.FTS.B , 22 .36% , 5/29/27 .. 99 103
991757545.UG.FTS.B , 28 .98% , 11/06/27 . 191 118
991678457.UG.FTS.B , 19 .99% , 11/30/27 . 480 494
991646401.UG.FTS.B , 29 .49% , 1/20/28 .. 41 43
991858699.UG.FTS.B , 29 .49% , 3/07/28 .. 43 14
991759963.UG.FTS.B , 29 .49% , 3/18/28 .. 21 3
991719643.UG.FTS.B , 29 .49% , 9/22/28 .. 150 89
991704902.UG.FTS.B , 28 .98% , 10/18/28 . 1 1
991817987.UG.FTS.B , 29 .49% , 1/07/29 .. 1 –
991782434.UG.FTS.B , 19 .3% , 1/17/29 ... 59 –
991572409.UG.FTS.B , 19 .99% , 1/17/29 .. 3 –
991590508.UG.FTS.B , 19 .99% , 1/23/29 .. 17 1
991660260.UG.FTS.B , 28 .48% , 1/23/29 .. 31 –
991599536.UG.FTS.B , 29 .49% , 1/23/29 .. 57 4
991618299.UG.FTS.B , 29 .49% , 1/23/29 .. 3 3
991642061.UG.FTS.B , 29 .49% , 1/23/29 .. 10 –
991801395.UG.FTS.B , 28 .48% , 1/24/29 .. 18 1
991688029.UG.FTS.B , 29 .49% , 1/24/29 .. 47 3
991807161.UG.FTS.B , 16 .49% , 2/01/29 .. 9 –
991681257.UG.FTS.B , 17 .49% , 2/03/29 .. 7 –
991827774.UG.FTS.B , 28 .98% , 2/03/29 .. 2 2
991726705.UG.FTS.B , 29 .49% , 2/04/29 .. 12 –
991797219.UG.FTS.B , 29 .48% , 2/05/29 .. 37 36
991801405.UG.FTS.B , 29 .49% , 2/05/29 .. 125 9
991718257.UG.FTS.B , 20 .96% , 2/06/29 .. 26 2
991760581.UG.FTS.B , 29 .49% , 2/06/29 .. 16 –
991845179.UG.FTS.B , 29 .49% , 2/06/29 .. 21 –
991864157.UG.FTS.B , 29 .49% , 2/06/29 .. 1 –
991913163.UG.FTS.B , 29 .49% , 2/06/29 .. 11 –
991724940.UG.FTS.B , 29 .49% , 2/07/29 .. 21 –
991767246.UG.FTS.B , 29 .49% , 2/07/29 .. 1 –
991794751.UG.FTS.B , 29 .49% , 2/07/29 .. 30 –
991842041.UG.FTS.B , 29 .49% , 2/07/29 .. 13 –
991844653.UG.FTS.B , 29 .49% , 2/07/29 .. 15 –
991663176.UG.FTS.B , 29 .49% , 3/17/29 .. 2 2
991812847.UG.FTS.B , 29 .49% , 3/22/29 .. 1 1
991670873.UG.FTS.B , 16 .99% , 3/26/29 .. 2 –
991712564.UG.FTS.B , 29 .48% , 4/17/29 .. 23 23
991575505.UG.FTS.B , 29 .49% , 4/17/29 .. 269 19
991689800.UG.FTS.B , 29 .49% , 4/18/29 .. 15 15
991716207.UG.FTS.B , 29 .49% , 4/18/29 .. 6 6
991717854.UG.FTS.B , 29 .49% , 4/18/29 .. 15 1
991721326.UG.FTS.B , 29 .49% , 4/22/29 .. 5 5
991676577.UG.FTS.B , 29 .49% , 4/23/29 .. 1 1

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
94
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991781162.UG.FTS.B , 29 .49% , 4/23/29 .. $ 28 $ 5
991601477.UG.FTS.B , 28 .48% , 4/24/29 .. 4 4
991831913.UG.FTS.B , 14 .98% , 4/30/29 .. 2 2
991734377.UG.FTS.B , 17 .99% , 5/02/29 .. 2 2
991723913.UG.FTS.B , 29 .49% , 5/05/29 .. 1 1
991827302.UG.FTS.B , 29 .49% , 5/05/29 .. 28 2
991896635.UG.FTS.B , 21 .48% , 5/06/29 .. 60 11
991894974.UG.FTS.B , 29 .49% , 5/06/29 .. 176 13
991896068.UG.FTS.B , 29 .49% , 5/06/29 .. 3 3
991805595.UG.FTS.B , 28 .98% , 5/07/29 .. 2 2
991809459.UG.FTS.B , 28 .98% , 5/07/29 .. 4 3
991736572.UG.FTS.B , 29 .48% , 5/07/29 .. 54 22
991738742.UG.FTS.B , 29 .49% , 5/07/29 .. 5 5
991552817.UG.FTS.B , 29 .49% , 5/15/29 .. 21 4
991721576.UG.FTS.B , 29 .49% , 5/18/29 .. 4 4
991676736.UG.FTS.B , 27 .99% , 5/22/29 .. 17 1
991638937.UG.FTS.B , 29 .49% , 5/22/29 .. 5 5
991716555.UG.FTS.B , 28 .98% , 5/24/29 .. 10 10
991796141.UG.FTS.B , 28 .98% , 5/24/29 .. 2 2
991715282.UG.FTS.B , 29 .49% , 3/06/32 .. 3 4
991763220.UG.FTS.B , 29 .49% , 3/07/32 .. 15 15
258,873
Upstart Network, Inc.
L1668275.UP.FTS.B , 5 .93% , 9/14/24 .... 479 476
L1708965.UP.FTS.B , 6 .03% , 9/14/24 .... 255 253
L1711338.UP.FTS.B , 7 .31% , 9/14/24 ..... 930 926
FW1711179.UP.FTS.B , 8 .08% , 9/14/24 ... 1,306 1,303
L1710349.UP.FTS.B , 8 .75% , 9/14/24 .... 775 773
L1709609.UP.FTS.B , 9 .38% , 9/14/24 .... 832 829
L1709151.UP.FTS.B , 12 .24% , 9/14/24 .... 2,906 2,905
L1709421.UP.FTS.B , 13 .37% , 9/14/24 .... 628 628
L1709684.UP.FTS.B , 13 .76% , 9/14/24 .... 376 363
L1709128.UP.FTS.B , 16 .69% , 9/14/24 .... 154 155
L1710058.UP.FTS.B , 17 .29% , 9/14/24 .... 509 511
L1708735.UP.FTS.B , 18 .16% , 9/14/24 .... 869 872
L1712571.UP.FTS.B , 19 .22% , 9/14/24 .... 264 265
L1710755.UP.FTS.B , 19 .46% , 9/14/24 .... 879 883
L1711631.UP.FTS.B , 20 .05% , 9/14/24 .... 372 374
L1701584.UP.FTS.B , 21 .4% , 9/14/24 .... 330 331
L1709086.UP.FTS.B , 21 .87% , 9/14/24 .... 1,241 1,250
L1712071.UP.FTS.B , 22 .99% , 9/14/24 .... 403 405
L1711537.UP.FTS.B , 23 .1% , 9/14/24 ..... 329 331
L1711075.UP.FTS.B , 23 .16% , 9/14/24 .... 274 276
L1709547.UP.FTS.B , 23 .36% , 9/14/24 .... 2,678 194
L1709631.UP.FTS.B , 24 .23% , 9/14/24 .... 1,109 1,117
FW1709118.UP.FTS.B , 27 .71% , 9/14/24 .. 384 387
FW1710694.UP.FTS.B , 29 .46% , 9/14/24 .. 3,909 3,937
FW1710062.UP.FTS.B , 30 .06% , 9/14/24 .. 356 357
L1873274.UP.FTS.B , 6 .44% , 10/18/24 .... 858 852
FW1874507.UP.FTS.B , 7 .36% , 10/18/24 .. 547 546
L1873016.UP.FTS.B , 8 .3% , 10/18/24 .... 738 735
L1873876.UP.FTS.B , 8 .87% , 10/18/24 .... 3,334 3,207
FW1874503.UP.FTS.B , 9 .4% , 10/18/24 ... 1,630 1,626
L1873457.UP.FTS.B , 9 .58% , 10/18/24 .... 187 187
L1872565.UP.FTS.B , 13 .63% , 10/18/24 ... 1,138 1,098
L1873890.UP.FTS.B , 14 .95% , 10/18/24 ... 438 441
L1873908.UP.FTS.B , 15 .55% , 10/18/24 ... 301 303
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1873474.UP.FTS.B , 16 .06% , 10/18/24 ... $ 565 $ 568
L1873316.UP.FTS.B , 16 .33% , 10/18/24 ... 665 671
FW1873590.UP.FTS.B , 17 .67% , 10/18/24 . 2,144 2,083
FW1874334.UP.FTS.B , 18 .25% , 10/18/24 . 1,756 1,767
L1869487.UP.FTS.B , 18 .66% , 10/18/24 ... 1,247 1,254
L1874319.UP.FTS.B , 19 .26% , 10/18/24 ... 1,461 1,419
FW1859012.UP.FTS.B , 19 .54% , 10/18/24 . 3,143 3,162
L1873264.UP.FTS.B , 20 .49% , 10/18/24 ... 381 384
L1873242.UP.FTS.B , 21 .35% , 10/18/24 ... 536 539
L1872932.UP.FTS.B , 21 .9% , 10/18/24 .... 3,875 3,904
L1873736.UP.FTS.B , 22 .12% , 10/18/24 ... 2,155 2,168
L1873171.UP.FTS.B , 22 .25% , 10/18/24 ... 432 435
FW1873087.UP.FTS.B , 22 .36% , 10/18/24 . 432 435
L1873179.UP.FTS.B , 22 .76% , 10/18/24 ... 366 368
L1874136.UP.FTS.B , 23 .45% , 10/18/24 ... 694 698
FW1873053.UP.FTS.B , 23 .65% , 10/18/24 . 482 485
L1872590.UP.FTS.B , 23 .91% , 10/18/24 ... 603 608
FW1874061.UP.FTS.B , 24 .44% , 10/18/24 . 80 80
FW1866558.UP.FTS.B , 27 .33% , 10/18/24 . 1,312 1,278
FW1873200.UP.FTS.B , 28 .1% , 10/18/24 .. 1,072 76
FW1870326.UP.FTS.B , 28 .36% , 10/18/24 . 3,045 972
FW1874036.UP.FTS.B , 28 .84% , 10/18/24 . 647 629
FW1873386.UP.FTS.B , 29 .18% , 10/18/24 . 232 233
L1874133.UP.FTS.B , 16 .04% , 10/21/24 ... 1,009 1,015
L2009164.UP.FTS.B , 7 .47% , 11/09/24 .... 2,122 2,107
L2007742.UP.FTS.B , 8 .31% , 11/09/24 .... 536 534
FW2006255.UP.FTS.B , 8 .72% , 11/09/24 .. 559 558
L2006429.UP.FTS.B , 9 .93% , 11/09/24 .... 10,905 10,880
FW2005536.UP.FTS.B , 10 .27% , 11/09/24 . 881 878
L2009057.UP.FTS.B , 10 .3% , 11/09/24 .... 2,389 2,382
FW2006816.UP.FTS.B , 10 .79% , 11/09/24 . 1,589 1,586
L2007022.UP.FTS.B , 11 .29% , 11/09/24 ... 443 443
L2000304.UP.FTS.B , 13 .97% , 11/09/24 ... 935 934
L2009600.UP.FTS.B , 14 .49% , 11/09/24 ... 692 691
FW2004099.UP.FTS.B , 15 .18% , 11/09/24 . 694 698
L2009870.UP.FTS.B , 15 .75% , 11/09/24 ... 697 697
L2005874.UP.FTS.B , 15 .93% , 11/09/24 ... 3,961 3,988
L1964575.UP.FTS.B , 16 .42% , 11/09/24 ... 469 472
L2006407.UP.FTS.B , 16 .56% , 11/09/24 ... 1,878 1,890
L2009557.UP.FTS.B , 16 .56% , 11/09/24 ... 1,407 1,417
FW2006915.UP.FTS.B , 17 .05% , 11/09/24 . 471 475
L2009227.UP.FTS.B , 17 .41% , 11/09/24 ... 829 834
FW2006977.UP.FTS.B , 17 .62% , 11/09/24 . 1,186 1,194
FW2009194.UP.FTS.B , 19 .65% , 11/09/24 . 727 732
L2007765.UP.FTS.B , 19 .9% , 11/09/24 .... 1,678 1,686
L2009435.UP.FTS.B , 20 .15% , 11/09/24 ... 4,018 4,044
L2004417.UP.FTS.B , 20 .16% , 11/09/24 ... 722 726
L2008874.UP.FTS.B , 20 .27% , 11/09/24 ... 2,404 2,419
L2007505.UP.FTS.B , 20 .32% , 11/09/24 ... 781 786
L2008398.UP.FTS.B , 20 .91% , 11/09/24 ... 736 741
L2009328.UP.FTS.B , 21 .06% , 11/09/24 ... 418 421
L2008922.UP.FTS.B , 22 .21% , 11/09/24 ... 498 501
L2009367.UP.FTS.B , 22 .33% , 11/09/24 ... 2,242 2,257
L2009655.UP.FTS.B , 22 .54% , 11/09/24 ... 849 852
L2010143.UP.FTS.B , 22 .58% , 11/09/24 ... 544 547
FW2003014.UP.FTS.B , 22 .75% , 11/09/24 . 4,379 4,407
FW2009937.UP.FTS.B , 26 .34% , 11/09/24 . 603 599
FW2005316.UP.FTS.B , 26 .93% , 11/09/24 . 261 262

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
95
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2008048.UP.FTS.B , 28 .27% , 11/09/24 . $ 264 $ 266
FW2008565.UP.FTS.B , 28 .92% , 11/09/24 . 1,096 1,100
L2077512.UP.FTS.B , 6 .51% , 11/19/24 .... 1,049 1,043
L2077314.UP.FTS.B , 7 .63% , 11/19/24 .... 1,252 1,244
L2079482.UP.FTS.B , 7 .7% , 11/19/24 ..... 1,383 1,381
FW2078418.UP.FTS.B , 7 .82% , 11/19/24 .. 10,629 10,614
L2077413.UP.FTS.B , 8 .09% , 11/19/24 .... 791 788
L2077593.UP.FTS.B , 8 .69% , 11/19/24 .... 1,063 1,062
L2077781.UP.FTS.B , 10 .54% , 11/19/24 ... 469 468
L2077816.UP.FTS.B , 11% , 11/19/24 ..... 265 264
L2077041.UP.FTS.B , 11 .38% , 11/19/24 ... 1,090 1,091
L2077920.UP.FTS.B , 15 .31% , 11/19/24 ... 1,155 1,166
FW2076817.UP.FTS.B , 16 .69% , 11/19/24 . 352 356
FW2078600.UP.FTS.B , 18 .83% , 11/19/24 . 240 243
FW2076493.UP.FTS.B , 20 .14% , 11/19/24 . 609 614
L2070757.UP.FTS.B , 20 .15% , 11/19/24 ... 438 443
L2077506.UP.FTS.B , 20 .58% , 11/19/24 ... 1,397 1,410
L2080270.UP.FTS.B , 21 .47% , 11/19/24 ... 988 997
FW2078088.UP.FTS.B , 22 .1% , 11/19/24 .. 81 81
FW2079771.UP.FTS.B , 22 .21% , 11/19/24 . 1,243 1,255
L2074944.UP.FTS.B , 23 .05% , 11/19/24 ... 1,575 75
FW2078990.UP.FTS.B , 23 .53% , 11/19/24 . 1,176 1,184
L2197817.UP.FTS.B , 6 .54% , 12/07/24 .... 1,063 1,054
FW2196231.UP.FTS.B , 11 .5% , 12/07/24 .. 3,034 3,026
L2196723.UP.FTS.B , 12 .12% , 12/07/24 ... 1,654 1,652
L2196919.UP.FTS.B , 12 .98% , 12/07/24 ... 977 626
L2199259.UP.FTS.B , 13 .19% , 12/07/24 ... 1,158 1,157
FW2199236.UP.FTS.B , 13 .4% , 12/07/24 .. 387 386
L2199973.UP.FTS.B , 16 .17% , 12/07/24 ... 983 297
L2197668.UP.FTS.B , 17 .17% , 12/07/24 ... 670 675
L2199581.UP.FTS.B , 19 .33% , 12/07/24 ... 494 497
FW2199717.UP.FTS.B , 20 .13% , 12/07/24 . 1,383 1,390
L2198118.UP.FTS.B , 20 .43% , 12/07/24 ... 554 558
L2199295.UP.FTS.B , 21 .7% , 12/07/24 .... 702 706
L2199073.UP.FTS.B , 21 .87% , 12/07/24 ... 704 706
L2197271.UP.FTS.B , 22 .76% , 12/07/24 ... 3,194 950
L2196613.UP.FTS.B , 23 .35% , 12/07/24 ... 1,882 1,891
FW2195695.UP.FTS.B , 24 .83% , 12/07/24 . 1,390 1,396
FW2195888.UP.FTS.B , 24 .84% , 12/07/24 . 166 165
L2201298.UP.FTS.B , 6 .04% , 12/08/24 .... 362 359
L2203520.UP.FTS.B , 6 .61% , 12/08/24 .... 4,407 4,376
FW2201265.UP.FTS.B , 7 .44% , 12/08/24 .. 1,693 1,689
L2200896.UP.FTS.B , 7 .68% , 12/08/24 .... 1,698 1,691
L2202574.UP.FTS.B , 9 .1% , 12/08/24 .... 1,847 1,841
FW2206887.UP.FTS.B , 9 .22% , 12/08/24 .. 2,484 2,476
L2202371.UP.FTS.B , 9 .29% , 12/08/24 .... 370 369
L2201633.UP.FTS.B , 10 .05% , 12/08/24 ... 2,413 2,407
L2202275.UP.FTS.B , 10 .28% , 12/08/24 ... 4,990 4,973
L2206909.UP.FTS.B , 11 .8% , 12/08/24 .... 760 759
L2205399.UP.FTS.B , 11 .81% , 12/08/24 ... 252 252
L2201373.UP.FTS.B , 12 .48% , 12/08/24 ... 766 765
L2200458.UP.FTS.B , 12 .89% , 12/08/24 ... 1,614 1,612
L2202863.UP.FTS.B , 13 .37% , 12/08/24 ... 2,433 177
L2204453.UP.FTS.B , 13 .74% , 12/08/24 ... 776 776
L2204038.UP.FTS.B , 14 .23% , 12/08/24 ... 2,564 2,562
L2201794.UP.FTS.B , 14 .37% , 12/08/24 ... 2,859 423
L2204310.UP.FTS.B , 14 .38% , 12/08/24 ... 261 260
L2203131.UP.FTS.B , 15 .07% , 12/08/24 ... 675 673
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2198905.UP.FTS.B , 15 .38% , 12/08/24 . $ 1,312 $ 1,321
L2192030.UP.FTS.B , 15 .79% , 12/08/24 ... 2,010 2,023
L2201862.UP.FTS.B , 17% , 12/08/24 ..... 1,331 1,339
L2202850.UP.FTS.B , 17 .99% , 12/08/24 ... 867 63
L2202296.UP.FTS.B , 18 .33% , 12/08/24 ... 655 199
FW2201612.UP.FTS.B , 18 .99% , 12/08/24 . 487 489
L2206681.UP.FTS.B , 19 .32% , 12/08/24 ... 376 373
L2204182.UP.FTS.B , 19 .36% , 12/08/24 ... 2,469 2,486
L2203811.UP.FTS.B , 19 .85% , 12/08/24 ... 845 848
L2201390.UP.FTS.B , 19 .92% , 12/08/24 ... 5,262 378
L2201524.UP.FTS.B , 19 .94% , 12/08/24 ... 2,794 204
FW2201750.UP.FTS.B , 20 .37% , 12/08/24 . 554 558
L2202392.UP.FTS.B , 21 .41% , 12/08/24 ... 1,260 1,268
FW2201886.UP.FTS.B , 21 .86% , 12/08/24 . 289 288
FW2206827.UP.FTS.B , 22 .71% , 12/08/24 . 1,419 1,427
L2202398.UP.FTS.B , 23 .19% , 12/08/24 ... 1,995 2,007
FW2176932.UP.FTS.B , 25 .88% , 12/08/24 . 739 741
FW2201104.UP.FTS.B , 26 .62% , 12/08/24 . 296 296
FW2201792.UP.FTS.B , 27 .21% , 12/08/24 . 1,037 1,043
FW2201560.UP.FTS.B , 28 .51% , 12/08/24 . 630 634
FW2204026.UP.FTS.B , 28 .52% , 12/08/24 . 2,399 2,413
FW2205439.UP.FTS.B , 29 .01% , 12/08/24 . 809 811
L2195358.UP.FTS.B , 20 .15% , 12/16/24 ... 277 279
L2202614.UP.FTS.B , 12 .88% , 12/19/24 ... 2,060 2,055
FW2198017.UP.FTS.B , 23 .08% , 12/20/24 . 861 863
FW2203151.UP.FTS.B , 21 .13% , 12/22/24 . 1,182 1,185
L2180897.UP.FTS.B , 21 .81% , 12/23/24 ... 2,266 2,279
FW2203707.UP.FTS.B , 26 .53% , 12/23/24 . 1,088 1,092
L2413126.UP.FTS.B , 5 .21% , 1/11/25 ..... 1,059 1,051
L2411924.UP.FTS.B , 5 .26% , 1/11/25 ..... 1,589 1,577
L2411777.UP.FTS.B , 5 .56% , 1/11/25 ..... 2,394 2,375
L2411090.UP.FTS.B , 5 .74% , 1/11/25 ..... 1,863 1,850
L2412107.UP.FTS.B , 6 .11% , 1/11/25 ..... 1,034 159
L2412917.UP.FTS.B , 6 .87% , 1/11/25 ..... 808 802
L2412167.UP.FTS.B , 7 .12% , 1/11/25 ..... 1,081 1,073
L2410776.UP.FTS.B , 7 .38% , 1/11/25 ..... 1,626 1,622
FW2408203.UP.FTS.B , 8 .04% , 1/11/25 ... 817 815
L2407274.UP.FTS.B , 8 .11% , 1/11/25 ..... 563 561
FW2413171.UP.FTS.B , 8 .15% , 1/11/25 ... 819 817
L2412008.UP.FTS.B , 8 .58% , 1/11/25 ..... 2,746 2,737
L2410161.UP.FTS.B , 9 .06% , 1/11/25 ..... 552 550
L2407027.UP.FTS.B , 9 .18% , 1/11/25 ..... 1,242 1,240
L2411609.UP.FTS.B , 9 .19% , 1/11/25 ..... 552 551
L2408028.UP.FTS.B , 9 .2% , 1/11/25 ...... 956 954
FW2412135.UP.FTS.B , 10 .19% , 1/11/25 .. 624 391
L2413510.UP.FTS.B , 10 .29% , 1/11/25 .... 4,608 4,598
L2411555.UP.FTS.B , 10 .32% , 1/11/25 .... 1,264 1,259
L2411669.UP.FTS.B , 10 .84% , 1/11/25 .... 562 562
FW2410432.UP.FTS.B , 10 .89% , 1/11/25 .. 1,405 1,404
L2411242.UP.FTS.B , 10 .89% , 1/11/25 .... 1,244 76
L2413320.UP.FTS.B , 11 .28% , 1/11/25 .... 5,642 5,629
FW2409055.UP.FTS.B , 12 .38% , 1/11/25 .. 311 311
L2412366.UP.FTS.B , 12 .6% , 1/11/25 ..... 286 286
L2408103.UP.FTS.B , 12 .61% , 1/11/25 .... 715 715
FW2412082.UP.FTS.B , 12 .62% , 1/11/25 .. 1,342 1,338
L2410850.UP.FTS.B , 13 .07% , 1/11/25 .... 431 431
L2410120.UP.FTS.B , 14 .05% , 1/11/25 .... 581 580
FW2412033.UP.FTS.B , 14 .09% , 1/11/25 .. 875 873

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
96
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2410413.UP.FTS.B , 14 .16% , 1/11/25 .... $ 7,057 $ 519
L2410798.UP.FTS.B , 15 .99% , 1/11/25 .... 2,959 2,980
FW2413492.UP.FTS.B , 16 .11% , 1/11/25 .. 438 441
L2407096.UP.FTS.B , 16 .55% , 1/11/25 .... 6,981 7,032
L2409614.UP.FTS.B , 17 .29% , 1/11/25 .... 1,598 1,605
L2411442.UP.FTS.B , 17 .42% , 1/11/25 .... 5,733 5,759
L2409234.UP.FTS.B , 17 .51% , 1/11/25 .... 901 907
L2407062.UP.FTS.B , 17 .52% , 1/11/25 .... 511 514
L2411946.UP.FTS.B , 17 .59% , 1/11/25 .... 2,615 2,634
L2412506.UP.FTS.B , 19 .8% , 1/11/25 ..... 2,906 2,919
L2407256.UP.FTS.B , 20 .21% , 1/11/25 .... 2,157 2,170
FW2407665.UP.FTS.B , 20 .61% , 1/11/25 .. 7,737 7,782
FW2388641.UP.FTS.B , 21 .09% , 1/11/25 .. 311 313
L2413329.UP.FTS.B , 21 .38% , 1/11/25 .... 6,229 946
L2410058.UP.FTS.B , 22 .27% , 1/11/25 .... 3,193 3,212
L2407636.UP.FTS.B , 23 .33% , 1/11/25 .... 329 329
FW2408676.UP.FTS.B , 24 .16% , 1/11/25 .. 1,419 1,423
FW2411482.UP.FTS.B , 24 .41% , 1/11/25 .. 2,368 2,380
FW2410949.UP.FTS.B , 25 .16% , 1/11/25 .. 486 487
FW2411088.UP.FTS.B , 28 .45% , 1/11/25 .. 665 669
FW2412871.UP.FTS.B , 28 .66% , 1/11/25 .. 981 69
FW2408892.UP.FTS.B , 33 .73% , 1/11/25 .. 1,671 1,675
L2415563.UP.FTS.B , 5 .17% , 1/12/25 .... 1,733 1,720
L2415408.UP.FTS.B , 5 .38% , 1/12/25 .... 2,321 2,304
L2418369.UP.FTS.B , 5 .69% , 1/12/25 .... 399 396
FW2419630.UP.FTS.B , 6 .3% , 1/12/25 .... 111 110
L2420304.UP.FTS.B , 6 .48% , 1/12/25 .... 677 672
L2419347.UP.FTS.B , 6 .78% , 1/12/25 .... 2,548 1,588
L2416428.UP.FTS.B , 6 .81% , 1/12/25 .... 539 535
L2418759.UP.FTS.B , 6 .94% , 1/12/25 .... 2,252 2,236
L2419328.UP.FTS.B , 7 .52% , 1/12/25 .... 1,899 1,886
L2415914.UP.FTS.B , 7 .64% , 1/12/25 .... 952 949
FW2418816.UP.FTS.B , 7 .73% , 1/12/25 ... 1,633 1,627
L2419589.UP.FTS.B , 7 .74% , 1/12/25 .... 4,087 4,075
FW2416518.UP.FTS.B , 8 .11% , 1/12/25 ... 1,365 1,362
L2417943.UP.FTS.B , 8 .11% , 1/12/25 ..... 1,803 253
L2414073.UP.FTS.B , 8 .79% , 1/12/25 .... 598 596
L2415019.UP.FTS.B , 8 .85% , 1/12/25 .... 550 549
L2414074.UP.FTS.B , 9 .04% , 1/12/25 .... 4,137 4,129
L2417145.UP.FTS.B , 9 .34% , 1/12/25 .... 304 304
L2415812.UP.FTS.B , 9 .44% , 1/12/25 .... 1,481 1,478
FW2413836.UP.FTS.B , 10 .39% , 1/12/25 .. 690 689
L2396686.UP.FTS.B , 10 .42% , 1/12/25 .... 1,398 1,396
FW2416931.UP.FTS.B , 10 .8% , 1/12/25 ... 3,088 3,088
L2414847.UP.FTS.B , 11 .02% , 1/12/25 .... 3,111 3,106
L2414221.UP.FTS.B , 11 .17% , 1/12/25 .... 1,409 1,409
L2420369.UP.FTS.B , 11 .76% , 1/12/25 .... 3,326 3,308
FW2417716.UP.FTS.B , 18 .03% , 1/12/25 .. 751 757
L2418715.UP.FTS.B , 19 .25% , 1/12/25 .... 1,530 1,542
L2417349.UP.FTS.B , 20 .05% , 1/12/25 .... 597 601
L2414519.UP.FTS.B , 22 .88% , 1/12/25 .... 1,043 1,050
L2414032.UP.FTS.B , 23 .21% , 1/12/25 .... 856 862
L2352635.UP.FTS.B , 23 .27% , 1/12/25 .... 2,323 2,337
L2412538.UP.FTS.B , 23 .48% , 1/12/25 .... 1,320 1,325
FW2414041.UP.FTS.B , 23 .78% , 1/12/25 .. 1,275 1,284
FW2416686.UP.FTS.B , 24 .84% , 1/12/25 .. 792 795
FW2414437.UP.FTS.B , 27 .76% , 1/12/25 .. 992 998
L2410557.UP.FTS.B , 26 .28% , 1/14/25 .... 818 823
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2402281.UP.FTS.B , 7 .89% , 1/15/25 .... $ 4,778 $ 4,741
FW2412560.UP.FTS.B , 28 .48% , 1/26/25 .. 2,804 200
L1711024.UP.FTS.B , 12 .98% , 2/14/25 .... 987 985
L1710277.UP.FTS.B , 18 .02% , 2/14/25 .... 4,750 4,591
L1711489.UP.FTS.B , 18 .07% , 2/14/25 .... 2,039 128
L2631679.UP.FTS.B , 6 .61% , 2/15/25 .... 1,483 1,472
L2632890.UP.FTS.B , 6 .77% , 2/15/25 .... 2,973 2,951
L2634175.UP.FTS.B , 6 .95% , 2/15/25 .... 2,700 2,679
L2634533.UP.FTS.B , 8 .5% , 2/15/25 ..... 6,068 6,056
L2633581.UP.FTS.B , 9 .23% , 2/15/25 .... 822 114
FW2634377.UP.FTS.B , 10% , 2/15/25 .... 308 307
L2634177.UP.FTS.B , 15 .21% , 2/15/25 .... 974 45
L2636760.UP.FTS.B , 15 .98% , 2/15/25 .... 4,359 4,385
FW2634284.UP.FTS.B , 16 .22% , 2/15/25 .. 3,270 3,296
L2634751.UP.FTS.B , 16 .31% , 2/15/25 .... 622 622
L2634161.UP.FTS.B , 18 .39% , 2/15/25 .... 1,387 1,397
L2632627.UP.FTS.B , 20 .79% , 2/15/25 .... 3,411 3,433
L2634669.UP.FTS.B , 20 .85% , 2/15/25 .... 4,418 657
L2631763.UP.FTS.B , 20 .93% , 2/15/25 .... 3,326 1,024
FW2633708.UP.FTS.B , 25 .99% , 2/15/25 .. 2,321 2,336
FW2631136.UP.FTS.B , 27 .13% , 2/15/25 .. 476 474
FW2631651.UP.FTS.B , 27 .52% , 2/15/25 .. 2,352 2,366
FW2631826.UP.FTS.B , 31 .23% , 2/15/25 .. 1,901 1,909
L2639657.UP.FTS.B , 5 .92% , 2/16/25 .... 443 440
FW2638680.UP.FTS.B , 7 .01% , 2/16/25 ... 657 653
L2642308.UP.FTS.B , 10 .18% , 2/16/25 .... 4,250 262
FW2644636.UP.FTS.B , 10 .31% , 2/16/25 .. 337 322
L2640736.UP.FTS.B , 10 .49% , 2/16/25 .... 464 463
FW2640049.UP.FTS.B , 13 .66% , 2/16/25 .. 3,420 3,421
L2639914.UP.FTS.B , 14 .3% , 2/16/25 .... 2,247 2,267
L2573704.UP.FTS.B , 14 .5% , 2/16/25 .... 1,287 1,298
L2640305.UP.FTS.B , 16 .68% , 2/16/25 .... 3,285 240
FW2644294.UP.FTS.B , 16 .92% , 2/16/25 .. 1,082 1,091
FW2639338.UP.FTS.B , 17 .66% , 2/16/25 .. 3,306 3,334
L2641019.UP.FTS.B , 18 .97% , 2/16/25 .... 5,031 5,075
L2639930.UP.FTS.B , 19 .1% , 2/16/25 .... 741 747
FW2639706.UP.FTS.B , 19 .94% , 2/16/25 .. 2,165 2,181
L2641952.UP.FTS.B , 19 .98% , 2/16/25 .... 1,761 511
FW2639697.UP.FTS.B , 24 .32% , 2/16/25 .. 599 603
FW2643827.UP.FTS.B , 25 .41% , 2/16/25 .. 1,808 1,816
L2627901.UP.FTS.B , 28 .31% , 2/16/25 .... 5,197 5,219
L2644671.UP.FTS.B , 5 .08% , 2/17/25 .... 2,922 2,902
L2604120.UP.FTS.B , 17 .7% , 2/17/25 .... 3,329 3,349
L1871398.UP.FTS.B , 22 .03% , 3/18/25 .... 891 896
FW1872890.UP.FTS.B , 24 .47% , 3/18/25 .. 391 376
L2076313.UP.FTS.B , 15 .86% , 4/19/25 .... 464 466
L2077669.UP.FTS.B , 19 .72% , 4/19/25 .... 302 305
L2077765.UP.FTS.B , 21 .13% , 4/19/25 .... 370 372
L2078933.UP.FTS.B , 22 .16% , 4/19/25 .... 5,152 4,953
FW2200254.UP.FTS.B , 19 .34% , 5/07/25 .. 774 775
L2196647.UP.FTS.B , 21 .51% , 5/07/25 .... 2,949 819
FW2199208.UP.FTS.B , 25 .58% , 5/07/25 .. 754 750
FW2202524.UP.FTS.B , 28 .64% , 5/08/25 .. 1,084 157
FW2201579.UP.FTS.B , 28 .82% , 5/08/25 .. 1,647 464
L2405109.UP.FTS.B , 11 .47% , 6/11/25 .... 700 697
FW2410127.UP.FTS.B , 20 .85% , 6/11/25 .. 486 484
FW2411559.UP.FTS.B , 21 .14% , 6/11/25 .. 920 926
L2414544.UP.FTS.B , 14 .43% , 6/12/25 .... 1,157 1,152

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
97
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2402983.UP.FTS.B , 8 .56% , 6/21/25 .... $ 1,016 $ 1,010
L2639542.UP.FTS.B , 8 .21% , 7/16/25 .... 1,023 1,017
FW2639899.UP.FTS.B , 18 .71% , 7/16/25 .. 7,162 520
FW1872459.UP.FTS.B , 28 .31% , 9/01/25 .. 140 140
L2007014.UP.FTS.B , 20 .64% , 9/09/25 .... 3,059 219
L2195122.UP.FTS.B , 20 .26% , 10/07/25 ... 3,860 279
L2206982.UP.FTS.B , 9 .5% , 10/08/25 .... 396 393
FW2414692.UP.FTS.B , 6 .84% , 11/12/25 .. 714 708
FW2418164.UP.FTS.B , 9 .41% , 11/12/25 .. 983 979
FW2411155.UP.FTS.B , 7 .59% , 11/26/25 .. 1,450 1,438
L1711804.UP.FTS.B , 9 .08% , 9/14/26 ..... 5,396 5,366
L1709773.UP.FTS.B , 9 .1% , 9/14/26 ..... 1,079 1,073
L1709466.UP.FTS.B , 9 .12% , 9/14/26 .... 5,932 5,899
L1711063.UP.FTS.B , 9 .57% , 9/14/26 ..... 7,597 7,554
L1710250.UP.FTS.B , 9 .72% , 9/14/26 .... 4,349 4,335
L1710722.UP.FTS.B , 9 .73% , 9/14/26 .... 10,665 10,604
L1709358.UP.FTS.B , 10 .97% , 9/14/26 .... 22,808 22,727
L1711112.UP.FTS.B , 12 .03% , 9/14/26 .... 11,156 11,111
FW1709227.UP.FTS.B , 12 .04% , 9/14/26 .. 783 777
L1711960.UP.FTS.B , 12 .48% , 9/14/26 .... 1,681 1,676
L1708544.UP.FTS.B , 12 .57% , 9/14/26 .... 2,231 2,224
L1709990.UP.FTS.B , 12 .82% , 9/14/26 .... 1,113 1,106
L1709442.UP.FTS.B , 13 .19% , 9/14/26 .... 28,231 28,146
L1711626.UP.FTS.B , 13 .98% , 9/14/26 .... 11,389 11,355
L1705354.UP.FTS.B , 14 .33% , 9/14/26 .... 13,764 13,711
FW1711888.UP.FTS.B , 15 .29% , 9/14/26 .. 5,774 5,780
L1711759.UP.FTS.B , 15 .35% , 9/14/26 .... 5,875 5,595
FW1710596.UP.FTS.B , 15 .85% , 9/14/26 .. 2,903 2,906
FW1711241.UP.FTS.B , 16 .08% , 9/14/26 .. 2,328 2,330
L1707201.UP.FTS.B , 16 .24% , 9/14/26 .... 8,745 8,754
L1708577.UP.FTS.B , 16 .66% , 9/14/26 .... 4,564 215
L1709613.UP.FTS.B , 17 .03% , 9/14/26 .... 2,046 148
L1711610.UP.FTS.B , 17 .32% , 9/14/26 .... 14,731 14,776
L1708807.UP.FTS.B , 17 .72% , 9/14/26 .... 5,916 5,923
L1710981.UP.FTS.B , 17 .81% , 9/14/26 .... 5,999 6,008
FW1709424.UP.FTS.B , 18 .79% , 9/14/26 .. 8,971 8,980
FW1709134.UP.FTS.B , 18 .89% , 9/14/26 .. 6,344 1,756
L1710731.UP.FTS.B , 18 .91% , 9/14/26 .... 1,893 519
L1712201.UP.FTS.B , 18 .94% , 9/14/26 .... 1,358 1,358
L1709877.UP.FTS.B , 19 .26% , 9/14/26 .... 2,922 2,928
L1711904.UP.FTS.B , 19 .49% , 9/14/26 .... 11,937 12,078
L1709643.UP.FTS.B , 20 .04% , 9/14/26 .... 2,421 2,428
L1708842.UP.FTS.B , 20 .24% , 9/14/26 .... 5,190 136
L1708429.UP.FTS.B , 20 .63% , 9/14/26 .... 1,826 1,849
L1710126.UP.FTS.B , 20 .84% , 9/14/26 .... 4,701 127
FW1711817.UP.FTS.B , 20 .95% , 9/14/26 .. 2,930 2,967
L1707499.UP.FTS.B , 22 .03% , 9/14/26 .... 6,158 6,233
L1710829.UP.FTS.B , 22 .11% , 9/14/26 .... 3,087 3,090
FW1708581.UP.FTS.B , 23 .53% , 9/14/26 .. 5,644 5,626
L1709924.UP.FTS.B , 24 .74% , 9/14/26 .... 967 978
L1710379.UP.FTS.B , 24 .83% , 9/14/26 .... 822 832
L1710592.UP.FTS.B , 25 .03% , 9/14/26 .... 824 834
L1706788.UP.FTS.B , 25 .12% , 9/14/26 .... 1,142 1,156
L1710759.UP.FTS.B , 25 .29% , 9/14/26 .... 699 708
L1712021.UP.FTS.B , 25 .29% , 9/14/26 .... 2,039 2,059
L1712014.UP.FTS.B , 25 .46% , 9/14/26 .... 1,082 1,095
L1710375.UP.FTS.B , 25 .49% , 9/14/26 .... 1,270 1,285
L1711582.UP.FTS.B , 25 .87% , 9/14/26 .... 17,038 17,192
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1709668.UP.FTS.B , 25 .91% , 9/14/26 .... $ 958 $ 961
L1711668.UP.FTS.B , 26 .18% , 9/14/26 .... 3,010 3,046
L1704675.UP.FTS.B , 26 .55% , 9/14/26 .... 4,490 1,283
FW1701558.UP.FTS.B , 29 .38% , 9/14/26 .. 7,873 7,967
FW1708159.UP.FTS.B , 30 .6% , 9/14/26 ... 1,179 1,187
FW1710725.UP.FTS.B , 30 .72% , 9/14/26 .. 2,094 601
FW1708283.UP.FTS.B , 30 .95% , 9/14/26 .. 2,668 2,694
FW1709045.UP.FTS.B , 31 .04% , 9/14/26 .. 2,001 2,025
FW1711778.UP.FTS.B , 31 .18% , 9/14/26 .. 2,585 180
FW1709237.UP.FTS.B , 31 .24% , 9/14/26 .. 3,339 3,379
FW1712567.UP.FTS.B , 31 .44% , 9/14/26 .. 1,940 1,963
FW1708897.UP.FTS.B , 32 .27% , 9/14/26 .. 1,783 1,797
L1709686.UP.FTS.B , 14 .5% , 9/16/26 .... 11,465 11,420
L1873953.UP.FTS.B , 6 .89% , 10/18/26 .... 27,075 26,927
FW1872946.UP.FTS.B , 7 .02% , 10/18/26 .. 3,534 3,513
L1874550.UP.FTS.B , 10 .94% , 10/18/26 ... 4,525 4,512
L1873178.UP.FTS.B , 11 .12% , 10/18/26 ... 4,493 4,476
L1873001.UP.FTS.B , 11 .14% , 10/18/26 ... 4,433 4,195
L1872155.UP.FTS.B , 11 .36% , 10/18/26 ... 1,118 1,114
L1873842.UP.FTS.B , 11 .7% , 10/18/26 .... 9,957 9,929
L1873090.UP.FTS.B , 11 .9% , 10/18/26 .... 860 857
L1873798.UP.FTS.B , 12 .44% , 10/18/26 ... 2,307 2,298
L1874099.UP.FTS.B , 12 .59% , 10/18/26 ... 10,377 10,348
L1872876.UP.FTS.B , 13 .07% , 10/18/26 ... 1,451 1,447
L1874284.UP.FTS.B , 13 .39% , 10/18/26 ... 4,660 4,647
L1873434.UP.FTS.B , 13 .54% , 10/18/26 ... 1,673 1,667
FW1873975.UP.FTS.B , 13 .55% , 10/18/26 . 3,792 3,782
FW1874302.UP.FTS.B , 13 .81% , 10/18/26 . 29,182 29,101
L1873174.UP.FTS.B , 13 .86% , 10/18/26 ... 8,312 8,262
L1874369.UP.FTS.B , 14 .32% , 10/18/26 ... 4,712 4,711
L1874287.UP.FTS.B , 14 .37% , 10/18/26 ... 9,416 9,380
FW1874328.UP.FTS.B , 14 .8% , 10/18/26 .. 5,910 5,908
L1860167.UP.FTS.B , 14 .86% , 10/18/26 ... 1,005 1,005
L1873835.UP.FTS.B , 15 .93% , 10/18/26 ... 5,754 5,756
L1873166.UP.FTS.B , 16 .01% , 10/18/26 ... 11,964 11,959
L1872550.UP.FTS.B , 16 .04% , 10/18/26 ... 2,992 2,991
L1872814.UP.FTS.B , 16 .38% , 10/18/26 ... 8,962 8,972
L1873320.UP.FTS.B , 16 .64% , 10/18/26 ... 1,204 1,203
L1873808.UP.FTS.B , 16 .88% , 10/18/26 ... 3,318 3,322
L1874262.UP.FTS.B , 17 .04% , 10/18/26 ... 3,725 3,719
L1873707.UP.FTS.B , 17 .21% , 10/18/26 ... 7,434 7,078
FW1869707.UP.FTS.B , 17 .52% , 10/18/26 . 9,106 9,116
FW1873390.UP.FTS.B , 17 .6% , 10/18/26 .. 7,290 7,313
L1873345.UP.FTS.B , 17 .63% , 10/18/26 ... 3,560 3,568
FW1874335.UP.FTS.B , 17 .64% , 10/18/26 . 24,234 24,163
L1874163.UP.FTS.B , 17 .64% , 10/18/26 ... 4,231 4,244
FW1874438.UP.FTS.B , 18 .01% , 10/18/26 . 1,481 1,464
L1868602.UP.FTS.B , 18 .18% , 10/18/26 ... 2,250 627
FW1873109.UP.FTS.B , 18 .49% , 10/18/26 . 5,821 5,828
L1872626.UP.FTS.B , 19 .06% , 10/18/26 ... 4,437 4,442
L1873648.UP.FTS.B , 19 .32% , 10/18/26 ... 2,786 2,789
L1873350.UP.FTS.B , 19 .42% , 10/18/26 ... 7,016 7,026
L1873155.UP.FTS.B , 19 .56% , 10/18/26 ... 1,300 368
L1873356.UP.FTS.B , 19 .63% , 10/18/26 ... 1,080 1,042
L1873176.UP.FTS.B , 19 .77% , 10/18/26 ... 9,306 9,404
FW1873722.UP.FTS.B , 19 .81% , 10/18/26 . 4,989 358
L1872983.UP.FTS.B , 19 .88% , 10/18/26 ... 3,747 3,752
FW1873856.UP.FTS.B , 20 .15% , 10/18/26 . 3,735 3,739

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
98
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1873825.UP.FTS.B , 20 .43% , 10/18/26 ... $ 31,204 $ 31,532
L1873221.UP.FTS.B , 20 .79% , 10/18/26 ... 1,295 1,235
L1874536.UP.FTS.B , 21 .47% , 10/18/26 ... 3,639 998
L1873820.UP.FTS.B , 21 .93% , 10/18/26 ... 2,151 2,174
L1872738.UP.FTS.B , 21 .97% , 10/18/26 ... 950 960
L1873278.UP.FTS.B , 21 .98% , 10/18/26 ... 3,734 3,782
L1873489.UP.FTS.B , 22 .12% , 10/18/26 ... 9,508 9,608
L1872904.UP.FTS.B , 22 .48% , 10/18/26 ... 3,484 82
L1873504.UP.FTS.B , 22 .55% , 10/18/26 ... 754 759
L1874352.UP.FTS.B , 22 .6% , 10/18/26 .... 20,813 21,031
L1874034.UP.FTS.B , 22 .67% , 10/18/26 ... 1,401 1,416
L1873496.UP.FTS.B , 22 .72% , 10/18/26 ... 11,378 1,716
L1873741.UP.FTS.B , 22 .96% , 10/18/26 ... 1,127 321
L1873307.UP.FTS.B , 23 .79% , 10/18/26 ... 965 976
L1874063.UP.FTS.B , 24 .01% , 10/18/26 ... 4,512 4,559
L1873180.UP.FTS.B , 24 .02% , 10/18/26 ... 644 651
L1872601.UP.FTS.B , 24 .04% , 10/18/26 ... 3,329 3,207
L1873408.UP.FTS.B , 24 .34% , 10/18/26 ... 1,939 1,960
L1870381.UP.FTS.B , 24 .72% , 10/18/26 ... 4,457 4,510
L1873373.UP.FTS.B , 24 .83% , 10/18/26 ... 3,250 3,284
L1868887.UP.FTS.B , 24 .97% , 10/18/26 ... 9,469 9,575
L1872784.UP.FTS.B , 25 .04% , 10/18/26 ... 4,227 4,272
L1873877.UP.FTS.B , 25 .05% , 10/18/26 ... 2,936 2,968
L1872998.UP.FTS.B , 25 .1% , 10/18/26 .... 740 52
FW1874269.UP.FTS.B , 25 .11% , 10/18/26 . 3,329 3,212
L1873308.UP.FTS.B , 25 .11% , 10/18/26 ... 1,068 –
L1873304.UP.FTS.B , 25 .15% , 10/18/26 ... 1,042 1,053
FW1873516.UP.FTS.B , 25 .23% , 10/18/26 . 9,864 9,973
FW1873077.UP.FTS.B , 25 .29% , 10/18/26 . 1,955 1,975
L1873627.UP.FTS.B , 25 .33% , 10/18/26 ... 527 529
L1805232.UP.FTS.B , 25 .36% , 10/18/26 ... 3,586 3,624
L1872764.UP.FTS.B , 25 .4% , 10/18/26 .... 979 989
L1873079.UP.FTS.B , 25 .43% , 10/18/26 ... 898 905
L1874416.UP.FTS.B , 25 .46% , 10/18/26 ... 19,241 19,471
L1874151.UP.FTS.B , 25 .48% , 10/18/26 ... 718 727
L1874395.UP.FTS.B , 25 .5% , 10/18/26 .... 6,129 485
L1874370.UP.FTS.B , 25 .71% , 10/18/26 ... 3,456 3,496
L1874041.UP.FTS.B , 26 .01% , 10/18/26 ... 4,832 4,885
L1870887.UP.FTS.B , 26 .18% , 10/18/26 ... 1,116 1,128
FW1874049.UP.FTS.B , 26 .74% , 10/18/26 . 7,931 559
FW1874429.UP.FTS.B , 27 .19% , 10/18/26 . 2,518 2,544
FW1873145.UP.FTS.B , 27 .24% , 10/18/26 . 6,539 6,617
FW1873344.UP.FTS.B , 27 .72% , 10/18/26 . 9,310 9,407
FW1873866.UP.FTS.B , 28 .25% , 10/18/26 . 647 654
FW1872622.UP.FTS.B , 28 .59% , 10/18/26 . 2,081 2,006
FW1874251.UP.FTS.B , 29 .26% , 10/18/26 . 3,369 3,404
FW1874208.UP.FTS.B , 29 .47% , 10/18/26 . 2,361 2,385
FW1873160.UP.FTS.B , 30 .04% , 10/18/26 . 1,502 1,518
FW1873268.UP.FTS.B , 30 .52% , 10/18/26 . 1,224 1,237
FW1872558.UP.FTS.B , 30 .55% , 10/18/26 . 884 893
FW1872779.UP.FTS.B , 30 .59% , 10/18/26 . 829 827
FW1873577.UP.FTS.B , 30 .59% , 10/18/26 . 4,082 4,125
FW1872937.UP.FTS.B , 30 .6% , 10/18/26 .. 2,972 10
FW1873018.UP.FTS.B , 31% , 10/18/26 ... 751 759
FW1874435.UP.FTS.B , 31 .05% , 10/18/26 . 1,238 1,252
FW1873234.UP.FTS.B , 31 .11% , 10/18/26 . 2,988 3,024
FW1874112.UP.FTS.B , 31 .18% , 10/18/26 . 3,350 3,385
FW1872966.UP.FTS.B , 31 .83% , 10/18/26 . 3,544 249
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1872975.UP.FTS.B , 32 .03% , 10/18/26 . $ 2,133 $ 2,155
L1873049.UP.FTS.B , 25 .47% , 10/22/26 ... 3,362 971
FW1873980.UP.FTS.B , 31 .12% , 10/28/26 . 1,763 1,779
L1874280.UP.FTS.B , 15 .62% , 11/01/26 ... 18,464 18,466
L1873419.UP.FTS.B , 17 .21% , 11/02/26 ... 3,145 3,141
FW2008579.UP.FTS.B , 5 .93% , 11/09/26 .. 27,650 27,440
L2010047.UP.FTS.B , 7 .23% , 11/09/26 .... 5,426 5,392
L1947969.UP.FTS.B , 8 .25% , 11/09/26 .... 1,760 1,748
L2004931.UP.FTS.B , 8 .92% , 11/09/26 .... 10,862 10,798
FW2005584.UP.FTS.B , 8 .98% , 11/09/26 .. 9,153 9,094
L2009940.UP.FTS.B , 9 .06% , 11/09/26 .... 19,463 19,349
L2009771.UP.FTS.B , 9 .73% , 11/09/26 .... 2,883 2,872
L2010120.UP.FTS.B , 9 .74% , 11/09/26 .... 12,860 806
L1982018.UP.FTS.B , 9 .85% , 11/09/26 .... 2,886 2,869
L2005005.UP.FTS.B , 9 .85% , 11/09/26 .... 13,565 996
L2008329.UP.FTS.B , 10 .3% , 11/09/26 .... 3,480 3,460
L2008701.UP.FTS.B , 10 .48% , 11/09/26 ... 3,827 3,808
L2009188.UP.FTS.B , 10 .68% , 11/09/26 ... 15,028 14,958
L2009665.UP.FTS.B , 10 .88% , 11/09/26 ... 4,959 4,940
L2006261.UP.FTS.B , 10 .9% , 11/09/26 .... 3,210 3,197
L2009417.UP.FTS.B , 11 .04% , 11/09/26 ... 2,794 2,781
L2004983.UP.FTS.B , 11 .09% , 11/09/26 ... 4,311 4,268
L2006518.UP.FTS.B , 11 .38% , 11/09/26 ... 1,955 1,946
L1977043.UP.FTS.B , 11 .43% , 11/09/26 ... 3,168 3,156
FW2006974.UP.FTS.B , 11 .44% , 11/09/26 . 7,335 7,306
L2008088.UP.FTS.B , 12 .1% , 11/09/26 .... 6,203 6,179
L2007707.UP.FTS.B , 12 .19% , 11/09/26 ... 8,741 8,704
L1991534.UP.FTS.B , 12 .48% , 11/09/26 ... 3,643 3,622
L2005066.UP.FTS.B , 12 .51% , 11/09/26 ... 8,899 8,864
L2007649.UP.FTS.B , 12 .88% , 11/09/26 ... 5,809 5,784
FW2009636.UP.FTS.B , 13 .06% , 11/09/26 . 3,461 3,446
FW2004957.UP.FTS.B , 13 .66% , 11/09/26 . 1,500 1,494
L2006397.UP.FTS.B , 13 .66% , 11/09/26 ... 6,001 5,978
L2008524.UP.FTS.B , 14 .03% , 11/09/26 ... 11,959 11,911
L2008113.UP.FTS.B , 14 .06% , 11/09/26 ... 12,956 12,906
L2009683.UP.FTS.B , 14 .08% , 11/09/26 ... 3,613 3,599
L2009234.UP.FTS.B , 14 .43% , 11/09/26 ... 9,069 9,034
L2008618.UP.FTS.B , 14 .73% , 11/09/26 ... 3,638 3,624
L2009287.UP.FTS.B , 14 .91% , 11/09/26 ... 3,523 3,510
L2009277.UP.FTS.B , 15 .37% , 11/09/26 ... 4,578 4,546
L2008691.UP.FTS.B , 15 .38% , 11/09/26 ... 3,035 3,024
L2008772.UP.FTS.B , 15 .55% , 11/09/26 ... 6,112 6,107
L2007900.UP.FTS.B , 15 .91% , 11/09/26 ... 1,840 1,838
L2009243.UP.FTS.B , 15 .94% , 11/09/26 ... 6,136 6,130
FW2006940.UP.FTS.B , 15 .96% , 11/09/26 . 1,195 1,181
L2005019.UP.FTS.B , 16 .29% , 11/09/26 ... 7,345 1,036
L2009814.UP.FTS.B , 16 .29% , 11/09/26 ... 5,662 5,633
L2006713.UP.FTS.B , 16 .47% , 11/09/26 ... 7,400 7,372
L2009219.UP.FTS.B , 16 .5% , 11/09/26 .... 14,889 14,861
FW2010280.UP.FTS.B , 16 .52% , 11/09/26 . 9,872 9,863
FW2010216.UP.FTS.B , 16 .55% , 11/09/26 . 5,548 5,527
L2008001.UP.FTS.B , 16 .67% , 11/09/26 ... 9,267 9,233
FW2009372.UP.FTS.B , 16 .77% , 11/09/26 . 9,275 9,267
L2010173.UP.FTS.B , 16 .8% , 11/09/26 .... 4,949 4,945
L2009631.UP.FTS.B , 16 .91% , 11/09/26 ... 4,358 4,348
L2008272.UP.FTS.B , 17 .06% , 11/09/26 ... 12,403 12,392
L2008918.UP.FTS.B , 17 .09% , 11/09/26 ... 4,590 4,586
FW2008938.UP.FTS.B , 17 .12% , 11/09/26 . 4,749 4,740

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
99
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2005207.UP.FTS.B , 17 .16% , 11/09/26 ... $ 8,343 $ 602
L2006918.UP.FTS.B , 18 .03% , 11/09/26 ... 20,848 20,850
L2008937.UP.FTS.B , 18 .22% , 11/09/26 ... 3,857 2,170
L2008467.UP.FTS.B , 18 .23% , 11/09/26 ... 6,305 6,291
L2009319.UP.FTS.B , 18 .37% , 11/09/26 ... 1,197 86
FW2005538.UP.FTS.B , 18 .4% , 11/09/26 .. 3,798 3,793
FW2005908.UP.FTS.B , 18 .71% , 11/09/26 . 2,833 2,834
L2006524.UP.FTS.B , 18 .79% , 11/09/26 ... 3,088 3,087
FW2009511.UP.FTS.B , 18 .82% , 11/09/26 . 3,779 3,780
L2006460.UP.FTS.B , 18 .86% , 11/09/26 ... 2,234 2,230
FW2002309.UP.FTS.B , 18 .9% , 11/09/26 .. 1,388 1,387
L2004618.UP.FTS.B , 18 .96% , 11/09/26 ... 3,786 3,788
L2007966.UP.FTS.B , 18 .98% , 11/09/26 ... 1,262 1,263
L2007377.UP.FTS.B , 19 .06% , 11/09/26 ... 10,738 10,729
L2008422.UP.FTS.B , 19 .84% , 11/09/26 ... 3,548 3,544
L2007099.UP.FTS.B , 20 .26% , 11/09/26 ... 21,189 21,383
L2008551.UP.FTS.B , 20 .27% , 11/09/26 ... 13,791 13,925
L2009017.UP.FTS.B , 20 .52% , 11/09/26 ... 4,360 4,346
FW2004995.UP.FTS.B , 21% , 11/09/26 ... 3,727 3,729
FW2006513.UP.FTS.B , 21 .09% , 11/09/26 . 1,243 1,242
FW2008076.UP.FTS.B , 21 .13% , 11/09/26 . 1,102 1,092
L2009584.UP.FTS.B , 21 .3% , 11/09/26 .... 7,314 7,383
L2006375.UP.FTS.B , 21 .38% , 11/09/26 ... 2,322 2,334
L2008251.UP.FTS.B , 21 .4% , 11/09/26 .... 3,225 3,226
FW2004906.UP.FTS.B , 21 .42% , 11/09/26 . 8,088 579
FW2008069.UP.FTS.B , 21 .82% , 11/09/26 . 7,063 7,115
L2007361.UP.FTS.B , 21 .89% , 11/09/26 ... 2,699 2,713
L2008476.UP.FTS.B , 21 .9% , 11/09/26 .... 10,688 206
L2008042.UP.FTS.B , 22% , 11/09/26 ..... 7,655 547
L2005261.UP.FTS.B , 22 .11% , 11/09/26 ... 6,105 6,148
FW2009886.UP.FTS.B , 22 .16% , 11/09/26 . 2,596 2,597
L2009468.UP.FTS.B , 22 .18% , 11/09/26 ... 8,439 8,521
L2009034.UP.FTS.B , 22 .22% , 11/09/26 ... 4,099 4,120
L2008599.UP.FTS.B , 22 .35% , 11/09/26 ... 1,301 1,301
L2008480.UP.FTS.B , 22 .94% , 11/09/26 ... 9,802 9,898
L2009304.UP.FTS.B , 23 .03% , 11/09/26 ... 2,229 2,223
L2007937.UP.FTS.B , 23 .09% , 11/09/26 ... 9,815 9,819
L2007056.UP.FTS.B , 24 .37% , 11/09/26 ... 1,604 1,617
FW2009608.UP.FTS.B , 24 .41% , 11/09/26 . 13,891 14,027
L2008806.UP.FTS.B , 24 .53% , 11/09/26 ... 5,218 3,080
L2009932.UP.FTS.B , 24 .83% , 11/09/26 ... 823 59
L2009896.UP.FTS.B , 24 .89% , 11/09/26 ... 1,992 2,012
L2010117.UP.FTS.B , 24 .96% , 11/09/26 ... 2,658 2,684
FW2006718.UP.FTS.B , 24 .97% , 11/09/26 . 3,324 3,356
L2008356.UP.FTS.B , 25 .02% , 11/09/26 ... 458 451
L2007001.UP.FTS.B , 25 .04% , 11/09/26 ... 998 998
L2009837.UP.FTS.B , 25 .1% , 11/09/26 .... 1,000 1,007
L2006519.UP.FTS.B , 25 .11% , 11/09/26 ... 1,464 1,478
L1992164.UP.FTS.B , 25 .12% , 11/09/26 ... 2,556 184
L2008646.UP.FTS.B , 25 .12% , 11/09/26 ... 865 873
L2005357.UP.FTS.B , 25 .2% , 11/09/26 .... 3,329 3,362
L2006252.UP.FTS.B , 25 .33% , 11/09/26 ... 4,912 4,941
L2007046.UP.FTS.B , 25 .34% , 11/09/26 ... 1,200 1,212
FW2009941.UP.FTS.B , 25 .35% , 11/09/26 . 5,532 5,582
L2009460.UP.FTS.B , 25 .35% , 11/09/26 ... 2,067 2,087
L2005437.UP.FTS.B , 25 .37% , 11/09/26 ... 667 673
L2007026.UP.FTS.B , 25 .44% , 11/09/26 ... 1,201 1,213
L1976857.UP.FTS.B , 25 .45% , 11/09/26 ... 5,338 5,390
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2008185.UP.FTS.B , 25 .45% , 11/09/26 ... $ 2,669 $ 2,695
L2005075.UP.FTS.B , 25 .48% , 11/09/26 ... 1,374 1,377
L2009842.UP.FTS.B , 25 .48% , 11/09/26 ... 1,955 1,966
L2004971.UP.FTS.B , 25 .6% , 11/09/26 .... 6,623 6,684
L2007383.UP.FTS.B , 25 .64% , 11/09/26 ... 2,607 2,632
L2008285.UP.FTS.B , 25 .92% , 11/09/26 ... 3,750 3,787
FW2007576.UP.FTS.B , 26 .1% , 11/09/26 .. 4,695 4,741
L2009167.UP.FTS.B , 26 .14% , 11/09/26 ... 6,710 6,776
L2005548.UP.FTS.B , 26 .19% , 11/09/26 ... 4,430 4,473
FW1993820.UP.FTS.B , 26 .38% , 11/09/26 . 4,034 4,073
FW2006658.UP.FTS.B , 26 .38% , 11/09/26 . 4,034 4,035
FW2006782.UP.FTS.B , 26 .4% , 11/09/26 .. 13,449 13,581
FW2008080.UP.FTS.B , 27 .3% , 11/09/26 .. 1,016 1,026
FW2009450.UP.FTS.B , 27 .39% , 11/09/26 . 5,731 5,782
FW2007457.UP.FTS.B , 27 .58% , 11/09/26 . 2,197 625
FW2007864.UP.FTS.B , 27 .83% , 11/09/26 . 3,400 3,433
FW2006870.UP.FTS.B , 27 .89% , 11/09/26 . 4,399 4,441
FW2005768.UP.FTS.B , 27 .98% , 11/09/26 . 1,023 1,030
FW2006392.UP.FTS.B , 28 .34% , 11/09/26 . 1,139 1,134
FW2005859.UP.FTS.B , 28 .42% , 11/09/26 . 8,976 9,050
FW2009975.UP.FTS.B , 28 .52% , 11/09/26 . 602 601
FW2009473.UP.FTS.B , 29 .09% , 11/09/26 . 4,299 1,220
FW2005194.UP.FTS.B , 29 .14% , 11/09/26 . 4,178 4,213
FW2009687.UP.FTS.B , 29 .61% , 11/09/26 . 3,948 3,978
FW2009414.UP.FTS.B , 30 .01% , 11/09/26 . 8,435 8,518
FW2005675.UP.FTS.B , 30 .41% , 11/09/26 . 1,081 77
FW2007884.UP.FTS.B , 30 .51% , 11/09/26 . 2,089 2,105
FW2008923.UP.FTS.B , 30 .84% , 11/09/26 . 2,037 2,054
FW2007936.UP.FTS.B , 30 .89% , 11/09/26 . 2,854 2,882
FW1985263.UP.FTS.B , 31 .02% , 11/09/26 . 1,108 1,119
FW2005025.UP.FTS.B , 31 .15% , 11/09/26 . 5,173 5,213
FW2008432.UP.FTS.B , 31 .3% , 11/09/26 .. 3,104 3,130
FW2008400.UP.FTS.B , 31 .31% , 11/09/26 . 2,367 2,390
FW2009323.UP.FTS.B , 31 .47% , 11/09/26 . 4,213 4,247
FW2009592.UP.FTS.B , 31 .5% , 11/09/26 .. 1,915 1,915
FW2007089.UP.FTS.B , 31 .52% , 11/09/26 . 5,678 1,635
FW2009221.UP.FTS.B , 30 .79% , 11/12/26 . 9,366 9,460
L2005604.UP.FTS.B , 7 .24% , 11/15/26 .... 13,491 13,402
L2009697.UP.FTS.B , 20 .69% , 11/15/26 ... 3,215 3,210
L2009364.UP.FTS.B , 25 .41% , 11/15/26 ... 3,336 3,368
FW2006841.UP.FTS.B , 29 .42% , 11/16/26 . 2,908 2,930
L2076555.UP.FTS.B , 9 .38% , 11/19/26 .... 4,021 4,001
FW2075880.UP.FTS.B , 9 .48% , 11/19/26 .. 9,045 1,229
L2077362.UP.FTS.B , 10 .03% , 11/19/26 ... 11,568 11,508
L2077278.UP.FTS.B , 10 .24% , 11/19/26 ... 1,210 1,203
L2079683.UP.FTS.B , 10 .46% , 11/19/26 ... 2,585 2,577
L2078817.UP.FTS.B , 10 .96% , 11/19/26 ... 26,866 26,791
L2077229.UP.FTS.B , 11 .22% , 11/19/26 ... 11,710 11,677
L2079790.UP.FTS.B , 11 .54% , 11/19/26 ... 5,424 754
L2078831.UP.FTS.B , 11 .67% , 11/19/26 ... 1,119 1,115
L2075431.UP.FTS.B , 11 .87% , 11/19/26 ... 13,556 13,518
L2077619.UP.FTS.B , 12 .17% , 11/19/26 ... 646 644
L2077342.UP.FTS.B , 12 .81% , 11/19/26 ... 2,380 2,374
L2069545.UP.FTS.B , 12 .88% , 11/19/26 ... 3,573 3,563
FW2076618.UP.FTS.B , 13 .72% , 11/19/26 . 13,812 13,775
L2077586.UP.FTS.B , 13 .74% , 11/19/26 ... 3,275 3,266
L2078387.UP.FTS.B , 14 .26% , 11/19/26 ... 1,693 1,687
L2080759.UP.FTS.B , 14 .39% , 11/19/26 ... 8,952 8,925

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
100
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2078825.UP.FTS.B , 14 .72% , 11/19/26 . $ 12,735 $ 12,701
L2077934.UP.FTS.B , 15 .05% , 11/19/26 ... 4,563 4,551
L2079762.UP.FTS.B , 15 .07% , 11/19/26 ... 2,913 2,913
L2080377.UP.FTS.B , 15 .37% , 11/19/26 ... 5,491 5,498
L2078013.UP.FTS.B , 15 .44% , 11/19/26 ... 7,823 7,796
L2078858.UP.FTS.B , 16 .1% , 11/19/26 .... 12,577 914
L2080949.UP.FTS.B , 16 .51% , 11/19/26 ... 3,941 3,925
L2077345.UP.FTS.B , 16 .52% , 11/19/26 ... 1,812 256
L2078556.UP.FTS.B , 16 .55% , 11/19/26 ... 2,842 2,839
L2077136.UP.FTS.B , 16 .73% , 11/19/26 ... 6,181 6,188
FW2080998.UP.FTS.B , 16 .87% , 11/19/26 . 586 586
FW2078513.UP.FTS.B , 16 .88% , 11/19/26 . 11,143 11,156
L2079147.UP.FTS.B , 16 .93% , 11/19/26 ... 10,475 10,485
L2073789.UP.FTS.B , 17 .39% , 11/19/26 ... 1,867 1,869
L2078785.UP.FTS.B , 17 .53% , 11/19/26 ... 6,228 6,246
FW2077194.UP.FTS.B , 17 .96% , 11/19/26 . 1,467 1,450
L2079526.UP.FTS.B , 17 .98% , 11/19/26 ... 2,377 2,371
L2078320.UP.FTS.B , 18 .26% , 11/19/26 ... 1,793 1,780
L2078541.UP.FTS.B , 18 .53% , 11/19/26 ... 2,200 2,206
L2078767.UP.FTS.B , 18 .54% , 11/19/26 ... 629 629
FW2080677.UP.FTS.B , 18 .72% , 11/19/26 . 10,707 10,720
FW2078252.UP.FTS.B , 19 .1% , 11/19/26 .. 1,074 1,072
L2079089.UP.FTS.B , 19 .11% , 11/19/26 ... 3,771 3,775
L2077889.UP.FTS.B , 19 .41% , 11/19/26 ... 4,685 4,698
L2079136.UP.FTS.B , 19 .7% , 11/19/26 .... 10,481 10,615
FW2078808.UP.FTS.B , 19 .87% , 11/19/26 . 16,325 15,558
L2077834.UP.FTS.B , 19 .87% , 11/19/26 ... 9,567 9,575
FW2076082.UP.FTS.B , 20 .04% , 11/19/26 . 12,438 12,463
L2078706.UP.FTS.B , 20 .11% , 11/19/26 ... 5,118 5,123
L2080653.UP.FTS.B , 20 .24% , 11/19/26 ... 3,276 237
L2077864.UP.FTS.B , 20 .33% , 11/19/26 ... 14,054 14,095
L2077767.UP.FTS.B , 20 .73% , 11/19/26 ... 6,411 6,493
FW2079399.UP.FTS.B , 20 .8% , 11/19/26 .. 11,513 11,659
FW2080860.UP.FTS.B , 21 .93% , 11/19/26 . 12,676 12,823
FW2076510.UP.FTS.B , 22 .17% , 11/19/26 . 25,965 26,041
L2080597.UP.FTS.B , 22 .59% , 11/19/26 ... 1,433 1,452
L2078431.UP.FTS.B , 23 .7% , 11/19/26 .... 1,949 1,973
L2079001.UP.FTS.B , 24 .08% , 11/19/26 ... 9,277 9,343
FW2076263.UP.FTS.B , 24 .18% , 11/19/26 . 2,047 2,050
L2051923.UP.FTS.B , 24 .73% , 11/19/26 ... 974 975
FW2078837.UP.FTS.B , 25 .18% , 11/19/26 . 1,731 1,736
L2080819.UP.FTS.B , 25 .23% , 11/19/26 ... 1,133 1,147
L2080514.UP.FTS.B , 25 .27% , 11/19/26 ... 1,466 1,485
L2079636.UP.FTS.B , 25 .5% , 11/19/26 .... 1,603 1,621
L2080879.UP.FTS.B , 25 .51% , 11/19/26 ... 2,803 2,839
L2080301.UP.FTS.B , 25 .61% , 11/19/26 ... 2,484 2,507
L2076428.UP.FTS.B , 25 .82% , 11/19/26 ... 5,675 5,737
L2077747.UP.FTS.B , 25 .84% , 11/19/26 ... 4,707 4,761
L2076862.UP.FTS.B , 25 .93% , 11/19/26 ... 4,357 4,196
FW2080275.UP.FTS.B , 26 .15% , 11/19/26 . 2,348 2,378
L2080156.UP.FTS.B , 26 .56% , 11/19/26 ... 2,020 2,046
FW2076617.UP.FTS.B , 26 .67% , 11/19/26 . 19,675 19,927
FW2070515.UP.FTS.B , 26 .89% , 11/19/26 . 3,038 3,076
L2075827.UP.FTS.B , 27% , 11/19/26 ..... 6,283 6,364
FW2076319.UP.FTS.B , 27 .45% , 11/19/26 . 2,712 2,746
FW2079921.UP.FTS.B , 29 .67% , 11/19/26 . 2,023 2,046
FW2078839.UP.FTS.B , 30 .61% , 11/19/26 . 496 496
FW2076598.UP.FTS.B , 31 .11% , 11/19/26 . 546 548
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2078364.UP.FTS.B , 15 .16% , 11/20/26 ... $ 3,656 $ 3,653
L2008862.UP.FTS.B , 25 .44% , 11/21/26 ... 2,594 134
L2008677.UP.FTS.B , 10 .77% , 11/23/26 ... 5,844 5,815
FW2003971.UP.FTS.B , 17 .71% , 11/24/26 . 17,714 17,680
FW2007433.UP.FTS.B , 21 .02% , 11/24/26 . 4,852 4,900
FW2005949.UP.FTS.B , 25 .57% , 11/24/26 . 5,180 5,198
L2079956.UP.FTS.B , 14 .89% , 12/01/26 ... 4,388 4,380
L2198358.UP.FTS.B , 7 .09% , 12/07/26 .... 1,721 1,705
L2196810.UP.FTS.B , 7 .42% , 12/07/26 .... 3,474 3,451
L2198501.UP.FTS.B , 8 .94% , 12/07/26 .... 2,337 2,322
L2195995.UP.FTS.B , 9 .12% , 12/07/26 .... 2,534 2,516
L2199695.UP.FTS.B , 9 .66% , 12/07/26 .... 3,555 3,532
L2199924.UP.FTS.B , 9 .76% , 12/07/26 .... 4,152 4,125
L2198890.UP.FTS.B , 10 .21% , 12/07/26 ... 894 888
FW2200013.UP.FTS.B , 10 .26% , 12/07/26 . 8,347 8,296
L2198751.UP.FTS.B , 10 .42% , 12/07/26 ... 4,778 4,748
L2199240.UP.FTS.B , 10 .7% , 12/07/26 .... 4,910 4,876
L2196100.UP.FTS.B , 10 .99% , 12/07/26 ... 961 955
L2197856.UP.FTS.B , 11 .23% , 12/07/26 ... 3,254 3,234
L2197172.UP.FTS.B , 11 .42% , 12/07/26 ... 5,953 5,921
L2196592.UP.FTS.B , 11 .62% , 12/07/26 ... 3,263 3,246
FW2199260.UP.FTS.B , 12 .51% , 12/07/26 . 14,933 14,857
L2200204.UP.FTS.B , 12 .79% , 12/07/26 ... 7,954 7,905
L2200250.UP.FTS.B , 13 .28% , 12/07/26 ... 3,071 3,052
L2197658.UP.FTS.B , 13 .72% , 12/07/26 ... 3,084 3,068
FW2198593.UP.FTS.B , 14 .12% , 12/07/26 . 3,715 3,692
L2197131.UP.FTS.B , 14 .14% , 12/07/26 ... 681 678
L2199997.UP.FTS.B , 14 .15% , 12/07/26 ... 2,291 2,279
L2196035.UP.FTS.B , 14 .38% , 12/07/26 ... 3,643 496
L2198350.UP.FTS.B , 15 .19% , 12/07/26 ... 594 591
L2199860.UP.FTS.B , 16 .1% , 12/07/26 .... 9,436 9,408
L2199879.UP.FTS.B , 16 .31% , 12/07/26 ... 9,583 5,208
L2198446.UP.FTS.B , 16 .58% , 12/07/26 ... 31,240 31,144
L2198880.UP.FTS.B , 16 .74% , 12/07/26 ... 2,235 2,222
L2198467.UP.FTS.B , 16 .99% , 12/07/26 ... 14,651 1,071
FW2197380.UP.FTS.B , 17 .12% , 12/07/26 . 1,910 1,901
L2198345.UP.FTS.B , 17 .18% , 12/07/26 ... 15,155 15,112
L2198376.UP.FTS.B , 17 .42% , 12/07/26 ... 14,105 14,049
L2194879.UP.FTS.B , 17 .51% , 12/07/26 ... 12,590 12,540
L2192178.UP.FTS.B , 17 .53% , 12/07/26 ... 4,792 4,778
FW2196193.UP.FTS.B , 17 .59% , 12/07/26 . 16,399 9,194
L2199819.UP.FTS.B , 17 .72% , 12/07/26 ... 11,535 11,465
L2200255.UP.FTS.B , 17 .89% , 12/07/26 ... 5,203 5,185
L2199726.UP.FTS.B , 18 .1% , 12/07/26 .... 3,852 3,841
L2195959.UP.FTS.B , 18 .12% , 12/07/26 ... 8,054 1,115
L2196412.UP.FTS.B , 18 .83% , 12/07/26 ... 1,163 1,160
L2199248.UP.FTS.B , 19 .04% , 12/07/26 ... 10,250 2,731
L2199663.UP.FTS.B , 19 .69% , 12/07/26 ... 3,906 3,898
L2169437.UP.FTS.B , 19 .73% , 12/07/26 ... 6,685 3,829
L2199129.UP.FTS.B , 20 .12% , 12/07/26 ... 1,438 1,431
L2198874.UP.FTS.B , 20 .19% , 12/07/26 ... 2,913 208
L2199523.UP.FTS.B , 20 .46% , 12/07/26 ... 2,021 2,003
L2196447.UP.FTS.B , 20 .62% , 12/07/26 ... 4,267 4,247
L2197655.UP.FTS.B , 20 .75% , 12/07/26 ... 3,291 3,308
L2196680.UP.FTS.B , 21 .47% , 12/07/26 ... 4,080 4,071
L2197631.UP.FTS.B , 21 .55% , 12/07/26 ... 2,981 2,969
L2196775.UP.FTS.B , 22 .04% , 12/07/26 ... 664 661
L2191085.UP.FTS.B , 22 .33% , 12/07/26 ... 2,498 181

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
101
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2199874.UP.FTS.B , 22 .34% , 12/07/26 ... $ 5,463 $ 5,490
L2192706.UP.FTS.B , 22 .47% , 12/07/26 ... 6,660 6,707
L2197670.UP.FTS.B , 22 .54% , 12/07/26 ... 2,490 2,500
L2185222.UP.FTS.B , 23 .13% , 12/07/26 ... 3,946 3,971
FW2196522.UP.FTS.B , 23 .26% , 12/07/26 . 4,025 4,054
L2195799.UP.FTS.B , 23 .37% , 12/07/26 ... 5,582 5,544
FW2192438.UP.FTS.B , 23 .66% , 12/07/26 . 8,077 8,134
FW2195703.UP.FTS.B , 24 .25% , 12/07/26 . 1,217 1,226
FW2200190.UP.FTS.B , 24 .4% , 12/07/26 .. 1,693 1,705
L2200210.UP.FTS.B , 24 .56% , 12/07/26 ... 13,571 13,512
L2197090.UP.FTS.B , 24 .84% , 12/07/26 ... 3,369 3,379
L2200145.UP.FTS.B , 24 .91% , 12/07/26 ... 458 455
L2196714.UP.FTS.B , 25 .02% , 12/07/26 ... 1,818 1,817
L2195912.UP.FTS.B , 25 .21% , 12/07/26 ... 5,590 5,616
L2198146.UP.FTS.B , 25 .25% , 12/07/26 ... 1,432 1,442
L2196219.UP.FTS.B , 25 .27% , 12/07/26 ... 6,410 6,455
L2198546.UP.FTS.B , 25 .32% , 12/07/26 ... 1,023 1,030
L2199586.UP.FTS.B , 25 .33% , 12/07/26 ... 623 623
L2198050.UP.FTS.B , 25 .44% , 12/07/26 ... 3,738 2,207
L2197183.UP.FTS.B , 25 .46% , 12/07/26 ... 1,162 1,167
L2197844.UP.FTS.B , 25 .47% , 12/07/26 ... 3,430 3,439
L2198441.UP.FTS.B , 25 .48% , 12/07/26 ... 10,372 1,477
L2199814.UP.FTS.B , 25 .68% , 12/07/26 ... 4,104 4,133
FW2199793.UP.FTS.B , 25 .9% , 12/07/26 .. 5,482 5,520
FW2196103.UP.FTS.B , 26 .48% , 12/07/26 . 389 384
FW2195998.UP.FTS.B , 26 .86% , 12/07/26 . 13,328 85
FW2200076.UP.FTS.B , 28 .24% , 12/07/26 . 34,883 35,124
FW2200069.UP.FTS.B , 28 .54% , 12/07/26 . 2,865 2,872
FW2198176.UP.FTS.B , 29 .22% , 12/07/26 . 2,759 1,617
FW2198601.UP.FTS.B , 30 .14% , 12/07/26 . 3,538 3,554
FW2199215.UP.FTS.B , 30 .27% , 12/07/26 . 2,548 178
FW2198672.UP.FTS.B , 30 .42% , 12/07/26 . 4,253 4,282
FW2198825.UP.FTS.B , 30 .6% , 12/07/26 .. 2,513 2,527
FW2197604.UP.FTS.B , 30 .64% , 12/07/26 . 2,343 2,359
FW2198098.UP.FTS.B , 31% , 12/07/26 ... 4,217 4,237
FW2199153.UP.FTS.B , 32 .29% , 12/07/26 . 3,769 262
FW2199632.UP.FTS.B , 32 .42% , 12/07/26 . 3,523 3,547
L2201511.UP.FTS.B , 5 .03% , 12/08/26 .... 5,753 5,705
L2201100.UP.FTS.B , 5 .82% , 12/08/26 .... 5,693 5,649
FW2201687.UP.FTS.B , 5 .98% , 12/08/26 .. 2,579 2,558
L2203382.UP.FTS.B , 6 .5% , 12/08/26 .... 5,734 5,689
L2206413.UP.FTS.B , 7 .44% , 12/08/26 .... 5,213 5,177
L2201126.UP.FTS.B , 7 .87% , 12/08/26 .... 12,347 12,265
L2200918.UP.FTS.B , 8 .74% , 12/08/26 .... 2,525 2,507
L2201288.UP.FTS.B , 9 .13% , 12/08/26 .... 1,945 1,932
FW2202215.UP.FTS.B , 9 .76% , 12/08/26 .. 25,153 25,012
L2202140.UP.FTS.B , 10 .05% , 12/08/26 ... 2,254 2,244
L2202043.UP.FTS.B , 10 .08% , 12/08/26 ... 11,901 11,828
L2205692.UP.FTS.B , 10 .33% , 12/08/26 ... 9,846 9,780
L2203887.UP.FTS.B , 10 .82% , 12/08/26 ... 4,796 4,774
L2205258.UP.FTS.B , 10 .97% , 12/08/26 ... 2,176 2,164
L2202707.UP.FTS.B , 11 .01% , 12/08/26 ... 6,008 5,973
L2200873.UP.FTS.B , 11 .09% , 12/08/26 ... 5,410 5,385
L2205661.UP.FTS.B , 11 .13% , 12/08/26 ... 7,216 7,182
FW2202691.UP.FTS.B , 11 .21% , 12/08/26 . 1,805 1,794
L2204932.UP.FTS.B , 11 .21% , 12/08/26 ... 9,630 9,585
L2201522.UP.FTS.B , 11 .25% , 12/08/26 ... 12,041 11,985
L2205067.UP.FTS.B , 11 .79% , 12/08/26 ... 7,264 7,230
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2201210.UP.FTS.B , 12 .48% , 12/08/26 . $ 1,223 $ 1,217
L2201683.UP.FTS.B , 13 .05% , 12/08/26 ... 1,838 1,830
L2203910.UP.FTS.B , 13 .18% , 12/08/26 ... 7,057 7,017
L2202867.UP.FTS.B , 13 .27% , 12/08/26 ... 2,756 2,739
L2206744.UP.FTS.B , 13 .51% , 12/08/26 ... 18,463 18,379
L2202534.UP.FTS.B , 13 .68% , 12/08/26 ... 9,248 9,206
L2203497.UP.FTS.B , 13 .78% , 12/08/26 ... 3,986 540
L2200884.UP.FTS.B , 13 .99% , 12/08/26 ... 4,576 4,555
L2204734.UP.FTS.B , 13 .99% , 12/08/26 ... 2,211 2,199
L2189789.UP.FTS.B , 14 .09% , 12/08/26 ... 1,329 1,315
L2201701.UP.FTS.B , 14 .19% , 12/08/26 ... 4,337 4,317
L2200543.UP.FTS.B , 14 .23% , 12/08/26 ... 3,315 854
FW2206534.UP.FTS.B , 14 .38% , 12/08/26 . 1,984 1,975
FW2201365.UP.FTS.B , 14 .41% , 12/08/26 . 9,001 8,960
L2205095.UP.FTS.B , 14 .72% , 12/08/26 ... 1,363 99
L2205970.UP.FTS.B , 14 .78% , 12/08/26 ... 1,672 1,665
L2203172.UP.FTS.B , 14 .86% , 12/08/26 ... 6,234 6,206
FW2203636.UP.FTS.B , 14 .99% , 12/08/26 . 3,454 221
L2206751.UP.FTS.B , 15 .19% , 12/08/26 ... 6,254 6,200
L2201429.UP.FTS.B , 15 .27% , 12/08/26 ... 7,461 7,426
L2201509.UP.FTS.B , 15 .29% , 12/08/26 ... 1,188 1,174
L2203888.UP.FTS.B , 15 .35% , 12/08/26 ... 1,879 1,870
L2202058.UP.FTS.B , 15 .4% , 12/08/26 .... 2,154 157
L2201650.UP.FTS.B , 15 .45% , 12/08/26 ... 2,508 2,494
L2205307.UP.FTS.B , 15 .66% , 12/08/26 ... 1,265 1,260
L2193881.UP.FTS.B , 15 .75% , 12/08/26 ... 2,766 2,755
L2200487.UP.FTS.B , 15 .87% , 12/08/26 ... 4,048 4,026
L2205432.UP.FTS.B , 15 .94% , 12/08/26 ... 15,526 15,489
L2206448.UP.FTS.B , 16% , 12/08/26 ..... 6,616 6,586
L2195672.UP.FTS.B , 16 .2% , 12/08/26 .... 8,079 8,062
L2201272.UP.FTS.B , 16 .5% , 12/08/26 .... 3,038 3,023
L2202979.UP.FTS.B , 16 .63% , 12/08/26 ... 1,267 1,262
L2203269.UP.FTS.B , 16 .66% , 12/08/26 ... 2,853 2,842
L2205691.UP.FTS.B , 16 .93% , 12/08/26 ... 30,505 30,388
L2206760.UP.FTS.B , 17 .01% , 12/08/26 ... 29,016 28,920
L2200739.UP.FTS.B , 17 .06% , 12/08/26 ... 1,718 1,714
L2200406.UP.FTS.B , 17 .28% , 12/08/26 ... 2,805 2,794
L2204275.UP.FTS.B , 17 .48% , 12/08/26 ... 3,591 3,578
L2203876.UP.FTS.B , 17 .53% , 12/08/26 ... 14,073 14,020
L2202653.UP.FTS.B , 17 .59% , 12/08/26 ... 7,927 7,897
L2203323.UP.FTS.B , 17 .63% , 12/08/26 ... 256 253
L2200437.UP.FTS.B , 17 .72% , 12/08/26 ... 1,599 1,598
L2206114.UP.FTS.B , 17 .92% , 12/08/26 ... 1,282 1,280
L2201870.UP.FTS.B , 17 .98% , 12/08/26 ... 1,924 1,922
L2198222.UP.FTS.B , 18 .15% , 12/08/26 ... 2,636 192
FW2200514.UP.FTS.B , 18 .68% , 12/08/26 . 6,805 1,856
L2202316.UP.FTS.B , 18 .78% , 12/08/26 ... 1,616 1,611
L2203614.UP.FTS.B , 18 .9% , 12/08/26 .... 9,972 5,726
FW2204149.UP.FTS.B , 19 .13% , 12/08/26 . 3,249 3,238
FW2201703.UP.FTS.B , 19 .15% , 12/08/26 . 2,252 2,249
L2171699.UP.FTS.B , 19 .26% , 12/08/26 ... 6,491 6,529
FW2201480.UP.FTS.B , 19 .28% , 12/08/26 . 4,544 4,527
L2204805.UP.FTS.B , 19 .42% , 12/08/26 ... 6,950 6,942
L2204012.UP.FTS.B , 19 .62% , 12/08/26 ... 2,176 582
L2201833.UP.FTS.B , 19 .78% , 12/08/26 ... 3,254 3,250
L2203346.UP.FTS.B , 19 .86% , 12/08/26 ... 4,174 4,158
L2203970.UP.FTS.B , 19 .89% , 12/08/26 ... 1,436 1,431
L2203336.UP.FTS.B , 19 .94% , 12/08/26 ... 2,187 1,253

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
102
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2185665.UP.FTS.B , 20 .17% , 12/08/26 . $ 9,763 $ 9,741
L2200446.UP.FTS.B , 20 .19% , 12/08/26 ... 719 718
FW2202220.UP.FTS.B , 20 .45% , 12/08/26 . 13,738 8,107
L2200528.UP.FTS.B , 20 .47% , 12/08/26 ... 2,295 2,287
L2201790.UP.FTS.B , 20 .6% , 12/08/26 .... 1,838 1,832
FW2201844.UP.FTS.B , 20 .97% , 12/08/26 . 1,811 131
L2202584.UP.FTS.B , 20 .98% , 12/08/26 ... 5,437 162
FW2205623.UP.FTS.B , 21 .01% , 12/08/26 . 7,244 7,303
L2203340.UP.FTS.B , 21 .11% , 12/08/26 ... 3,299 3,319
L2201499.UP.FTS.B , 21 .34% , 12/08/26 ... 7,264 7,323
L2203266.UP.FTS.B , 21 .37% , 12/08/26 ... 3,357 3,379
L2203685.UP.FTS.B , 21 .52% , 12/08/26 ... 2,315 2,329
L2206634.UP.FTS.B , 21 .58% , 12/08/26 ... 1,456 1,468
FW2200309.UP.FTS.B , 21 .86% , 12/08/26 . 2,377 2,396
L2204816.UP.FTS.B , 22 .27% , 12/08/26 ... 6,201 6,179
FW2202543.UP.FTS.B , 22 .46% , 12/08/26 . 1,267 1,263
L2200624.UP.FTS.B , 22 .5% , 12/08/26 .... 1,334 1,332
L2201275.UP.FTS.B , 22 .92% , 12/08/26 ... 2,490 2,502
L2203293.UP.FTS.B , 22 .93% , 12/08/26 ... 1,138 1,136
FW2203667.UP.FTS.B , 23 .01% , 12/08/26 . 10,046 10,104
L2203557.UP.FTS.B , 23 .55% , 12/08/26 ... 1,077 1,080
L2200929.UP.FTS.B , 23 .61% , 12/08/26 ... 1,683 1,693
L2205223.UP.FTS.B , 23 .62% , 12/08/26 ... 3,344 3,369
L2197277.UP.FTS.B , 23 .68% , 12/08/26 ... 4,411 4,439
L2205882.UP.FTS.B , 23 .83% , 12/08/26 ... 2,023 2,015
FW2200085.UP.FTS.B , 23 .88% , 12/08/26 . 2,023 2,040
L2205789.UP.FTS.B , 24 .11% , 12/08/26 ... 4,234 1,190
L2201603.UP.FTS.B , 24 .38% , 12/08/26 ... 3,390 3,410
L2204440.UP.FTS.B , 24 .51% , 12/08/26 ... 813 820
L2200752.UP.FTS.B , 24 .63% , 12/08/26 ... 679 683
FW2200668.UP.FTS.B , 24 .66% , 12/08/26 . 8,483 8,553
L2205953.UP.FTS.B , 24 .83% , 12/08/26 ... 526 401
L2201876.UP.FTS.B , 24 .84% , 12/08/26 ... 748 752
L2200418.UP.FTS.B , 24 .91% , 12/08/26 ... 5,180 5,171
L2201388.UP.FTS.B , 24 .93% , 12/08/26 ... 1,981 1,994
L2201658.UP.FTS.B , 24 .93% , 12/08/26 ... 884 881
L2200868.UP.FTS.B , 24 .96% , 12/08/26 ... 1,868 134
L2203217.UP.FTS.B , 25 .16% , 12/08/26 ... 767 450
L2205039.UP.FTS.B , 25 .2% , 12/08/26 .... 2,532 360
L2202422.UP.FTS.B , 25 .21% , 12/08/26 ... 2,485 2,504
L2201763.UP.FTS.B , 25 .22% , 12/08/26 ... 4,693 4,683
L2203014.UP.FTS.B , 25 .25% , 12/08/26 ... 3,409 3,437
L2204236.UP.FTS.B , 25 .3% , 12/08/26 .... 3,771 3,780
L2201267.UP.FTS.B , 25 .35% , 12/08/26 ... 774 457
L2207019.UP.FTS.B , 25 .36% , 12/08/26 ... 1,072 1,074
L2203473.UP.FTS.B , 25 .37% , 12/08/26 ... 1,502 1,497
L2206798.UP.FTS.B , 25 .37% , 12/08/26 ... 890 879
L2204385.UP.FTS.B , 25 .38% , 12/08/26 ... 819 824
L2204272.UP.FTS.B , 25 .42% , 12/08/26 ... 1,053 1,057
L2200539.UP.FTS.B , 25 .48% , 12/08/26 ... 3,696 3,718
L2200596.UP.FTS.B , 25 .49% , 12/08/26 ... 7,172 7,219
L2202382.UP.FTS.B , 25 .5% , 12/08/26 .... 1,230 1,240
L2204469.UP.FTS.B , 25 .55% , 12/08/26 ... 2,151 2,166
L2206619.UP.FTS.B , 25 .63% , 12/08/26 ... 5,129 5,171
L2201626.UP.FTS.B , 25 .65% , 12/08/26 ... 4,378 4,413
FW2202207.UP.FTS.B , 25 .82% , 12/08/26 . 4,517 4,485
L2200110.UP.FTS.B , 25 .93% , 12/08/26 ... 5,144 5,174
L2205529.UP.FTS.B , 25 .96% , 12/08/26 ... 4,799 4,838
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2200501.UP.FTS.B , 26 .06% , 12/08/26 ... $ 1,510 $ 1,519
FW2204619.UP.FTS.B , 26 .36% , 12/08/26 . 1,828 261
L2200760.UP.FTS.B , 26 .49% , 12/08/26 ... 7,574 7,618
FW2205293.UP.FTS.B , 26 .73% , 12/08/26 . 1,637 1,624
FW2205802.UP.FTS.B , 27% , 12/08/26 ... 2,471 2,483
FW2200840.UP.FTS.B , 27 .39% , 12/08/26 . 5,823 5,871
FW2205131.UP.FTS.B , 27 .64% , 12/08/26 . 2,153 2,171
FW2206331.UP.FTS.B , 28 .09% , 12/08/26 . 7,319 7,363
FW2200263.UP.FTS.B , 28 .29% , 12/08/26 . 12,586 12,661
FW2202084.UP.FTS.B , 28 .33% , 12/08/26 . 1,013 1,019
FW2206080.UP.FTS.B , 28 .43% , 12/08/26 . 2,182 2,189
FW2202420.UP.FTS.B , 28 .72% , 12/08/26 . 3,373 1,987
FW2203128.UP.FTS.B , 28 .72% , 12/08/26 . 704 709
FW2200463.UP.FTS.B , 28 .91% , 12/08/26 . 842 846
FW2201925.UP.FTS.B , 29 .05% , 12/08/26 . 856 858
FW2204212.UP.FTS.B , 29 .48% , 12/08/26 . 12,167 1,725
FW2201641.UP.FTS.B , 29 .67% , 12/08/26 . 5,781 5,828
FW2206862.UP.FTS.B , 29 .87% , 12/08/26 . 3,390 3,410
FW2204427.UP.FTS.B , 30 .34% , 12/08/26 . 5,667 5,713
FW2202866.UP.FTS.B , 30 .6% , 12/08/26 .. 863 125
FW2203290.UP.FTS.B , 31 .07% , 12/08/26 . 997 1,005
FW2206683.UP.FTS.B , 31 .07% , 12/08/26 . 1,471 1,481
FW2201843.UP.FTS.B , 31 .08% , 12/08/26 . 1,228 1,237
FW2205002.UP.FTS.B , 31 .08% , 12/08/26 . 2,208 2,226
FW2200524.UP.FTS.B , 31 .14% , 12/08/26 . 4,579 4,594
FW2199311.UP.FTS.B , 31 .18% , 12/08/26 . 998 1,004
FW2203562.UP.FTS.B , 32 .34% , 12/08/26 . 4,596 1,322
FW2199186.UP.FTS.B , 25 .95% , 12/09/26 . 1,733 1,743
L2197561.UP.FTS.B , 20 .81% , 12/11/26 ... 3,734 272
FW2201142.UP.FTS.B , 31 .05% , 12/12/26 . 715 721
L2202911.UP.FTS.B , 21 .13% , 12/14/26 ... 4,265 4,259
L2196899.UP.FTS.B , 24 .65% , 12/15/26 ... 3,957 3,977
FW2199479.UP.FTS.B , 28 .66% , 12/15/26 . 11,599 816
FW2199126.UP.FTS.B , 31 .54% , 12/15/26 . 4,457 4,485
FW2198165.UP.FTS.B , 14 .07% , 12/16/26 . 869 864
L2203118.UP.FTS.B , 8 .78% , 12/17/26 .... 4,689 4,660
L2203117.UP.FTS.B , 13 .79% , 12/17/26 ... 5,325 5,296
FW2198942.UP.FTS.B , 24 .77% , 12/18/26 . 13,440 12,919
FW2205704.UP.FTS.B , 28 .05% , 12/18/26 . 3,511 3,533
FW2197646.UP.FTS.B , 16 .34% , 12/22/26 . 5,193 5,152
L2195329.UP.FTS.B , 17 .11% , 12/22/26 ... 3,406 3,230
FW2198520.UP.FTS.B , 20 .07% , 12/22/26 . 6,548 6,535
L2196637.UP.FTS.B , 24 .42% , 12/22/26 ... 10,191 10,244
FW2195399.UP.FTS.B , 29 .81% , 12/22/26 . 1,643 1,651
L2203381.UP.FTS.B , 18 .04% , 12/23/26 ... 6,788 6,764
FW2206855.UP.FTS.B , 19 .38% , 12/23/26 . 3,272 3,256
L2200814.UP.FTS.B , 19 .64% , 12/23/26 ... 4,124 299
FW2411209.UP.FTS.B , 5 .24% , 1/11/27 ... 12,942 985
L2411009.UP.FTS.B , 5 .26% , 1/11/27 ..... 20,376 20,220
FW2412321.UP.FTS.B , 5 .36% , 1/11/27 ... 29,142 28,911
L2402399.UP.FTS.B , 6 .09% , 1/11/27 ..... 15,913 15,791
FW2408524.UP.FTS.B , 6 .18% , 1/11/27 ... 6,348 6,300
L2413519.UP.FTS.B , 6 .19% , 1/11/27 ..... 14,731 14,615
FW2411884.UP.FTS.B , 6 .2% , 1/11/27 .... 14,697 14,585
L2411160.UP.FTS.B , 7 .26% , 1/11/27 ..... 8,913 8,846
FW2406810.UP.FTS.B , 7 .3% , 1/11/27 .... 3,642 3,613
L2408660.UP.FTS.B , 7 .61% , 1/11/27 ..... 4,115 4,088
L2412785.UP.FTS.B , 7 .81% , 1/11/27 ..... 1,195 1,187

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
103
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2412559.UP.FTS.B , 7 .83% , 1/11/27 ..... $ 2,789 $ 2,768
L2408557.UP.FTS.B , 7 .86% , 1/11/27 ..... 2,996 2,974
L2407811.UP.FTS.B , 7 .94% , 1/11/27 ..... 2,920 2,893
L2413039.UP.FTS.B , 8 .03% , 1/11/27 ..... 10,180 743
FW2413850.UP.FTS.B , 8 .58% , 1/11/27 ... 6,445 6,403
L2413727.UP.FTS.B , 8 .61% , 1/11/27 ..... 2,590 2,573
L2412142.UP.FTS.B , 8 .74% , 1/11/27 ..... 10,191 10,125
FW2410081.UP.FTS.B , 8 .78% , 1/11/27 ... 10,861 10,791
L2407187.UP.FTS.B , 8 .85% , 1/11/27 ..... 3,015 2,996
L2413316.UP.FTS.B , 8 .98% , 1/11/27 ..... 7,264 7,213
FW2411415.UP.FTS.B , 9 .04% , 1/11/27 ... 4,099 4,071
FW2413111.UP.FTS.B , 9 .07% , 1/11/27 ... 4,817 4,785
FW2411385.UP.FTS.B , 9 .23% , 1/11/27 ... 5,744 418
FW2413046.UP.FTS.B , 9 .47% , 1/11/27 ... 3,889 3,859
L2410685.UP.FTS.B , 9 .48% , 1/11/27 ..... 5,987 809
FW2406985.UP.FTS.B , 9 .83% , 1/11/27 ... 1,828 1,817
L2412433.UP.FTS.B , 9 .93% , 1/11/27 ..... 5,460 1,383
L2404630.UP.FTS.B , 10 .03% , 1/11/27 .... 30,541 30,344
L2411458.UP.FTS.B , 10 .12% , 1/11/27 .... 1,345 1,336
L2411928.UP.FTS.B , 10 .18% , 1/11/27 .... 3,058 3,042
L2408600.UP.FTS.B , 10 .21% , 1/11/27 .... 2,618 2,605
L2413945.UP.FTS.B , 10 .53% , 1/11/27 .... 13,500 13,431
L2411297.UP.FTS.B , 10 .9% , 1/11/27 ..... 5,904 805
L2413322.UP.FTS.B , 10 .93% , 1/11/27 .... 6,473 6,439
L2413229.UP.FTS.B , 11 .26% , 1/11/27 .... 11,461 6,202
L2411571.UP.FTS.B , 11 .47% , 1/11/27 .... 4,744 4,717
L2413044.UP.FTS.B , 11 .78% , 1/11/27 .... 5,176 2,801
FW2408471.UP.FTS.B , 11 .94% , 1/11/27 .. 3,604 3,584
L2405206.UP.FTS.B , 12 .1% , 1/11/27 ..... 15,021 14,930
L2370107.UP.FTS.B , 12 .85% , 1/11/27 .... 3,074 3,058
L2412100.UP.FTS.B , 13 .07% , 1/11/27 .... 4,098 4,073
L2411596.UP.FTS.B , 13 .42% , 1/11/27 .... 3,153 3,137
FW2412293.UP.FTS.B , 13 .57% , 1/11/27 .. 3,308 3,290
FW2412839.UP.FTS.B , 13 .8% , 1/11/27 ... 6,799 6,758
FW2407206.UP.FTS.B , 13 .82% , 1/11/27 .. 3,797 3,778
FW2410061.UP.FTS.B , 13 .89% , 1/11/27 .. 12,665 12,601
L2409821.UP.FTS.B , 14 .42% , 1/11/27 .... 3,436 3,419
L2410324.UP.FTS.B , 14 .46% , 1/11/27 .... 12,651 6,844
L2405215.UP.FTS.B , 14 .48% , 1/11/27 .... 16,107 15,987
L2408774.UP.FTS.B , 14 .55% , 1/11/27 .... 2,548 2,541
L2410681.UP.FTS.B , 14 .74% , 1/11/27 .... 1,605 1,595
L2408843.UP.FTS.B , 14 .84% , 1/11/27 .... 1,875 1,863
L2408436.UP.FTS.B , 15 .99% , 1/11/27 .... 25,911 25,796
L2379748.UP.FTS.B , 16 .06% , 1/11/27 .... 2,755 2,745
L2413797.UP.FTS.B , 16 .41% , 1/11/27 .... 6,442 6,422
L2406986.UP.FTS.B , 16 .62% , 1/11/27 .... 3,245 3,235
L2412621.UP.FTS.B , 16 .62% , 1/11/27 .... 2,596 2,588
L2407022.UP.FTS.B , 16 .96% , 1/11/27 .... 3,254 3,245
FW2411635.UP.FTS.B , 17 .05% , 1/11/27 .. 3,322 3,315
L2411840.UP.FTS.B , 17 .48% , 1/11/27 .... 18,632 18,534
L2406982.UP.FTS.B , 17 .53% , 1/11/27 .... 5,957 5,932
L2412808.UP.FTS.B , 17 .54% , 1/11/27 .... 6,541 6,522
FW2411466.UP.FTS.B , 17 .75% , 1/11/27 .. 1,311 1,307
L2407285.UP.FTS.B , 17 .96% , 1/11/27 .... 3,315 1,911
FW2407640.UP.FTS.B , 18 .05% , 1/11/27 .. 7,226 7,190
L2410765.UP.FTS.B , 18 .19% , 1/11/27 .... 4,878 4,861
L2410306.UP.FTS.B , 18 .23% , 1/11/27 .... 4,731 2,571
FW2413451.UP.FTS.B , 18 .29% , 1/11/27 .. 1,811 261
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2413233.UP.FTS.B , 18 .45% , 1/11/27 .... $ 1,648 $ 1,643
L2412345.UP.FTS.B , 18 .51% , 1/11/27 .... 2,198 2,192
L2413035.UP.FTS.B , 18 .66% , 1/11/27 .... 1,925 1,919
FW2406958.UP.FTS.B , 18 .83% , 1/11/27 .. 1,508 1,500
L2407160.UP.FTS.B , 18 .83% , 1/11/27 .... 11,573 11,538
FW2406995.UP.FTS.B , 18 .92% , 1/11/27 .. 7,627 7,582
L2413429.UP.FTS.B , 19 .09% , 1/11/27 .... 380 376
L2412374.UP.FTS.B , 19 .25% , 1/11/27 .... 8,007 8,050
FW2410395.UP.FTS.B , 20 .34% , 1/11/27 .. 3,348 3,341
FW2412607.UP.FTS.B , 20 .39% , 1/11/27 .. 3,633 263
FW2410858.UP.FTS.B , 20 .48% , 1/11/27 .. 1,482 1,475
FW2412890.UP.FTS.B , 20 .68% , 1/11/27 .. 6,776 6,813
FW2410350.UP.FTS.B , 20 .75% , 1/11/27 .. 6,760 6,796
L2407644.UP.FTS.B , 21 .08% , 1/11/27 .... 2,694 2,714
L2410907.UP.FTS.B , 21 .6% , 1/11/27 ..... 2,465 1,454
FW2413140.UP.FTS.B , 22 .12% , 1/11/27 .. 3,396 3,421
L2413585.UP.FTS.B , 22 .13% , 1/11/27 .... 5,488 5,518
L2413345.UP.FTS.B , 22 .45% , 1/11/27 .... 4,111 4,133
L2410843.UP.FTS.B , 22 .81% , 1/11/27 .... 3,455 250
FW2412276.UP.FTS.B , 22 .84% , 1/11/27 .. 2,620 2,634
L2410796.UP.FTS.B , 23% , 1/11/27 ...... 4,976 2,920
L2410622.UP.FTS.B , 23 .11% , 1/11/27 .... 3,286 3,310
L2413027.UP.FTS.B , 23 .16% , 1/11/27 .... 5,595 3,287
FW2412083.UP.FTS.B , 23 .34% , 1/11/27 .. 3,154 3,177
L2408703.UP.FTS.B , 23 .63% , 1/11/27 .... 4,000 4,023
FW2413529.UP.FTS.B , 23 .86% , 1/11/27 .. 1,545 111
L2409471.UP.FTS.B , 23 .96% , 1/11/27 .... 4,136 4,165
L2412292.UP.FTS.B , 24 .03% , 1/11/27 .... 13,321 3,766
L2413379.UP.FTS.B , 24 .03% , 1/11/27 .... 13,795 13,894
FW2412786.UP.FTS.B , 24 .26% , 1/11/27 .. 5,872 5,914
FW2409686.UP.FTS.B , 24 .48% , 1/11/27 .. 5,432 391
FW2407461.UP.FTS.B , 25 .01% , 1/11/27 .. 3,474 3,499
L2407824.UP.FTS.B , 25 .08% , 1/11/27 .... 2,850 2,870
L2410276.UP.FTS.B , 25 .16% , 1/11/27 .... 639 641
L2412631.UP.FTS.B , 25 .16% , 1/11/27 .... 904 910
FW2412505.UP.FTS.B , 25 .22% , 1/11/27 .. 3,270 3,293
L2406959.UP.FTS.B , 25 .22% , 1/11/27 .... 6,789 6,780
L2413560.UP.FTS.B , 25 .29% , 1/11/27 .... 2,453 2,466
FW2411982.UP.FTS.B , 25 .34% , 1/11/27 .. 3,488 3,505
L2411780.UP.FTS.B , 25 .37% , 1/11/27 .... 2,156 2,147
L2413809.UP.FTS.B , 25 .37% , 1/11/27 .... 5,505 5,545
L2409900.UP.FTS.B , 25 .4% , 1/11/27 ..... 699 702
L2411491.UP.FTS.B , 25 .4% , 1/11/27 ..... 1,572 1,563
L2412889.UP.FTS.B , 25 .46% , 1/11/27 .... 1,515 109
L2411973.UP.FTS.B , 25 .47% , 1/11/27 .... 906 912
L2411979.UP.FTS.B , 25 .48% , 1/11/27 .... 723 726
L2412081.UP.FTS.B , 25 .48% , 1/11/27 .... 3,438 3,430
L2411173.UP.FTS.B , 25 .49% , 1/11/27 .... 1,025 291
L2413595.UP.FTS.B , 25 .51% , 1/11/27 .... 2,169 2,178
FW2412928.UP.FTS.B , 25 .61% , 1/11/27 .. 1,396 1,406
L2412410.UP.FTS.B , 26 .21% , 1/11/27 .... 5,295 5,322
FW2411046.UP.FTS.B , 26 .47% , 1/11/27 .. 6,318 6,364
L2409231.UP.FTS.B , 26 .66% , 1/11/27 .... 3,296 3,310
L2410155.UP.FTS.B , 26 .8% , 1/11/27 ..... 6,184 437
FW2408955.UP.FTS.B , 27 .26% , 1/11/27 .. 1,771 1,780
FW2410353.UP.FTS.B , 27 .55% , 1/11/27 .. 7,141 510
FW2412354.UP.FTS.B , 27 .69% , 1/11/27 .. 709 714
FW2406988.UP.FTS.B , 27 .86% , 1/11/27 .. 3,547 3,572

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
104
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2410159.UP.FTS.B , 27 .94% , 1/11/27 .. $ 3,133 $ 3,152
FW2411293.UP.FTS.B , 29 .42% , 1/11/27 .. 1,148 1,156
FW2407567.UP.FTS.B , 29 .43% , 1/11/27 .. 2,871 2,890
FW2407055.UP.FTS.B , 29 .46% , 1/11/27 .. 3,330 3,341
FW2408568.UP.FTS.B , 29 .5% , 1/11/27 ... 3,229 3,251
FW2403902.UP.FTS.B , 29 .51% , 1/11/27 .. 1,499 1,506
FW2407473.UP.FTS.B , 30 .14% , 1/11/27 .. 691 681
FW2412942.UP.FTS.B , 30 .18% , 1/11/27 .. 2,787 2,803
FW2413390.UP.FTS.B , 30 .33% , 1/11/27 .. 3,134 3,153
FW2407748.UP.FTS.B , 30 .43% , 1/11/27 .. 1,734 1,746
FW2413147.UP.FTS.B , 30 .55% , 1/11/27 .. 3,115 898
FW2412502.UP.FTS.B , 30 .76% , 1/11/27 .. 10,857 10,931
FW2410401.UP.FTS.B , 30 .79% , 1/11/27 .. 959 965
FW2411299.UP.FTS.B , 30 .92% , 1/11/27 .. 1,236 1,242
FW2392367.UP.FTS.B , 30 .94% , 1/11/27 .. 1,630 1,639
FW2411172.UP.FTS.B , 30 .96% , 1/11/27 .. 4,589 320
FW2411010.UP.FTS.B , 31 .02% , 1/11/27 .. 3,265 3,287
FW2409966.UP.FTS.B , 31 .03% , 1/11/27 .. 2,393 2,409
FW2407947.UP.FTS.B , 31 .05% , 1/11/27 .. 2,611 2,629
FW2411701.UP.FTS.B , 31 .06% , 1/11/27 .. 1,258 1,251
FW2411738.UP.FTS.B , 31 .08% , 1/11/27 .. 1,291 1,299
FW2413942.UP.FTS.B , 31 .15% , 1/11/27 .. 593 589
FW2410271.UP.FTS.B , 31 .19% , 1/11/27 .. 1,389 1,396
FW2411062.UP.FTS.B , 32 .46% , 1/11/27 .. 5,125 5,160
FW2410751.UP.FTS.B , 34 .47% , 1/11/27 .. 3,635 3,659
L2414458.UP.FTS.B , 5 .96% , 1/12/27 .... 17,591 17,461
L2414801.UP.FTS.B , 6 .11% , 1/12/27 ..... 6,463 6,414
L2419361.UP.FTS.B , 6 .41% , 1/12/27 .... 884 877
L2402757.UP.FTS.B , 6 .51% , 1/12/27 .... 4,128 4,098
L2416784.UP.FTS.B , 6 .53% , 1/12/27 .... 1,180 1,171
L2418799.UP.FTS.B , 6 .56% , 1/12/27 .... 7,303 3,794
L2417049.UP.FTS.B , 6 .6% , 1/12/27 ..... 3,015 2,990
FW2414856.UP.FTS.B , 6 .64% , 1/12/27 ... 591 586
L2415375.UP.FTS.B , 6 .85% , 1/12/27 .... 3,553 3,527
L2416695.UP.FTS.B , 6 .86% , 1/12/27 .... 2,664 2,644
L2414595.UP.FTS.B , 7 .05% , 1/12/27 .... 4,448 4,420
L2419333.UP.FTS.B , 7 .27% , 1/12/27 .... 8,311 8,260
FW2415988.UP.FTS.B , 7 .29% , 1/12/27 ... 10,523 10,449
L2410292.UP.FTS.B , 7 .3% , 1/12/27 ..... 2,495 2,477
L2417990.UP.FTS.B , 7 .34% , 1/12/27 .... 29,735 29,553
L2417199.UP.FTS.B , 7 .43% , 1/12/27 .... 26,133 25,963
FW2419541.UP.FTS.B , 7 .5% , 1/12/27 .... 8,935 8,880
L2414153.UP.FTS.B , 7 .51% , 1/12/27 .... 1,489 1,478
L2417691.UP.FTS.B , 7 .69% , 1/12/27 .... 13,140 13,043
L2414031.UP.FTS.B , 7 .78% , 1/12/27 .... 9,557 9,499
L2417969.UP.FTS.B , 8 .13% , 1/12/27 .... 4,436 4,409
FW2416734.UP.FTS.B , 8 .22% , 1/12/27 ... 2,174 2,156
L2416137.UP.FTS.B , 8 .26% , 1/12/27 .... 6,242 6,204
FW2415662.UP.FTS.B , 8 .6% , 1/12/27 .... 4,217 4,192
FW2416458.UP.FTS.B , 9 .06% , 1/12/27 ... 2,043 507
L2416545.UP.FTS.B , 9 .07% , 1/12/27 .... 7,985 7,929
L2418009.UP.FTS.B , 9 .08% , 1/12/27 .... 7,261 7,218
L2414926.UP.FTS.B , 9 .43% , 1/12/27 .... 18,923 18,800
L2413887.UP.FTS.B , 9 .49% , 1/12/27 .... 3,652 3,632
FW2419389.UP.FTS.B , 9 .58% , 1/12/27 ... 430 426
FW2415990.UP.FTS.B , 9 .9% , 1/12/27 .... 18,347 18,246
L2414275.UP.FTS.B , 9 .91% , 1/12/27 .... 24,399 24,254
L2417012.UP.FTS.B , 10 .17% , 1/12/27 .... 1,223 1,216
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2415942.UP.FTS.B , 10 .21% , 1/12/27 .... $ 9,177 $ 9,123
FW2417548.UP.FTS.B , 10 .24% , 1/12/27 .. 9,179 9,125
FW2417403.UP.FTS.B , 10 .31% , 1/12/27 .. 4,289 4,265
L2415901.UP.FTS.B , 10 .41% , 1/12/27 .... 9,809 9,765
L2414718.UP.FTS.B , 10 .85% , 1/12/27 .... 2,462 2,451
L2418788.UP.FTS.B , 10 .88% , 1/12/27 .... 3,595 3,561
FW2419104.UP.FTS.B , 11 .58% , 1/12/27 .. 4,959 4,938
L2415315.UP.FTS.B , 11 .71% , 1/12/27 .... 9,196 9,154
L2414779.UP.FTS.B , 11 .77% , 1/12/27 .... 2,484 2,473
L2414313.UP.FTS.B , 12 .04% , 1/12/27 .... 6,697 489
L2415035.UP.FTS.B , 12 .36% , 1/12/27 .... 6,284 6,240
L2419353.UP.FTS.B , 12 .95% , 1/12/27 .... 20,469 20,380
L2418973.UP.FTS.B , 13 .17% , 1/12/27 .... 13,212 13,155
L2419419.UP.FTS.B , 13 .25% , 1/12/27 .... 4,408 4,389
L2419716.UP.FTS.B , 13 .82% , 1/12/27 .... 6,013 5,988
FW2417958.UP.FTS.B , 14 .2% , 1/12/27 ... 5,792 1,510
L2414553.UP.FTS.B , 14 .38% , 1/12/27 .... 12,937 12,880
L2417256.UP.FTS.B , 14 .46% , 1/12/27 .... 21,874 2,994
L2418826.UP.FTS.B , 14 .49% , 1/12/27 .... 2,821 2,794
L2416103.UP.FTS.B , 14 .61% , 1/12/27 .... 6,375 6,348
L2419563.UP.FTS.B , 14 .64% , 1/12/27 .... 18,929 18,844
L2419336.UP.FTS.B , 14 .72% , 1/12/27 .... 14,039 13,980
FW2417528.UP.FTS.B , 14 .86% , 1/12/27 .. 3,349 1,817
FW2414824.UP.FTS.B , 15 .13% , 1/12/27 .. 22,459 22,342
L2418818.UP.FTS.B , 15 .34% , 1/12/27 .... 4,447 4,427
L2418960.UP.FTS.B , 15 .54% , 1/12/27 .... 12,855 12,831
L2416354.UP.FTS.B , 15 .71% , 1/12/27 .... 3,218 3,204
FW2418121.UP.FTS.B , 15 .9% , 1/12/27 ... 25,850 25,758
L2414253.UP.FTS.B , 16 .15% , 1/12/27 .... 5,171 5,161
L2414062.UP.FTS.B , 16 .39% , 1/12/27 .... 3,433 3,426
L2414473.UP.FTS.B , 16 .4% , 1/12/27 .... 648 646
L2415142.UP.FTS.B , 16 .59% , 1/12/27 .... 1,262 1,253
L2420474.UP.FTS.B , 16 .75% , 1/12/27 .... 9,744 9,704
L2420206.UP.FTS.B , 16 .98% , 1/12/27 .... 8,035 579
L2416327.UP.FTS.B , 17 .17% , 1/12/27 .... 16,384 16,301
L2417581.UP.FTS.B , 17 .27% , 1/12/27 .... 2,871 2,866
L2415513.UP.FTS.B , 17 .29% , 1/12/27 .... 2,051 2,036
FW2414008.UP.FTS.B , 17 .55% , 1/12/27 .. 2,073 2,063
FW2394068.UP.FTS.B , 18 .18% , 1/12/27 .. 5,261 5,256
FW2415024.UP.FTS.B , 19 .94% , 1/12/27 .. 5,808 5,858
FW2414368.UP.FTS.B , 20 .45% , 1/12/27 .. 1,865 38
L2418100.UP.FTS.B , 20 .74% , 1/12/27 .... 12,161 12,149
L2416916.UP.FTS.B , 21 .22% , 1/12/27 .... 3,400 3,423
L2416598.UP.FTS.B , 21 .42% , 1/12/27 .... 4,994 5,035
L2389418.UP.FTS.B , 22 .12% , 1/12/27 .... 4,222 4,250
L2415799.UP.FTS.B , 22 .22% , 1/12/27 .... 3,184 3,202
FW2408502.UP.FTS.B , 22 .28% , 1/12/27 .. 4,400 4,431
L2416737.UP.FTS.B , 23 .4% , 1/12/27 .... 1,857 1,869
FW2416362.UP.FTS.B , 23 .42% , 1/12/27 .. 3,433 3,462
L2409743.UP.FTS.B , 23 .49% , 1/12/27 .... 7,706 4,179
FW2414282.UP.FTS.B , 23 .79% , 1/12/27 .. 1,376 1,388
L2415306.UP.FTS.B , 24 .21% , 1/12/27 .... 7,457 7,522
L2414849.UP.FTS.B , 24 .57% , 1/12/27 .... 2,623 115
L2417607.UP.FTS.B , 24 .68% , 1/12/27 .... 3,845 3,853
L2418700.UP.FTS.B , 25 .3% , 1/12/27 .... 879 873
L2414994.UP.FTS.B , 25 .32% , 1/12/27 .... 1,493 1,488
L2411740.UP.FTS.B , 25 .36% , 1/12/27 .... 1,114 1,124
L2418717.UP.FTS.B , 25 .38% , 1/12/27 .... 2,370 2,391

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
105
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2414777.UP.FTS.B , 25 .43% , 1/12/27 .... $ 962 $ 970
L2417967.UP.FTS.B , 25 .45% , 1/12/27 .... 4,440 646
L2417114.UP.FTS.B , 25 .49% , 1/12/27 .... 1,324 1,336
L2418684.UP.FTS.B , 25 .49% , 1/12/27 .... 2,084 309
FW2418617.UP.FTS.B , 25 .69% , 1/12/27 .. 8,894 8,960
FW2418174.UP.FTS.B , 25 .89% , 1/12/27 .. 6,918 6,974
L2413654.UP.FTS.B , 25 .91% , 1/12/27 .... 4,228 1,187
L2414249.UP.FTS.B , 26 .35% , 1/12/27 .... 2,807 2,832
FW2419574.UP.FTS.B , 26 .43% , 1/12/27 .. 13,417 13,518
FW2415999.UP.FTS.B , 26 .93% , 1/12/27 .. 6,483 6,540
L2414422.UP.FTS.B , 27 .95% , 1/12/27 .... 2,325 347
FW2411493.UP.FTS.B , 28 .18% , 1/12/27 .. 9,841 9,889
FW2417708.UP.FTS.B , 28 .27% , 1/12/27 .. 7,115 7,178
FW2418008.UP.FTS.B , 28 .88% , 1/12/27 .. 1,215 1,225
FW2418306.UP.FTS.B , 29 .61% , 1/12/27 .. 5,030 5,074
FW2415348.UP.FTS.B , 30 .45% , 1/12/27 .. 15,330 15,440
FW2419466.UP.FTS.B , 30 .59% , 1/12/27 .. 3,923 3,950
FW2415122.UP.FTS.B , 30 .76% , 1/12/27 .. 1,860 132
FW2417562.UP.FTS.B , 30 .84% , 1/12/27 .. 724 731
FW2418392.UP.FTS.B , 30 .87% , 1/12/27 .. 1,569 1,581
FW2416140.UP.FTS.B , 30 .99% , 1/12/27 .. 1,595 1,609
FW2417415.UP.FTS.B , 31 .03% , 1/12/27 .. 1,306 1,317
FW2417950.UP.FTS.B , 31 .11% , 1/12/27 .. 266 18
FW2414984.UP.FTS.B , 31 .12% , 1/12/27 .. 2,812 2,834
FW2416377.UP.FTS.B , 31 .22% , 1/12/27 .. 3,558 3,589
FW2419527.UP.FTS.B , 33 .12% , 1/12/27 .. 976 981
L2419307.UP.FTS.B , 7 .34% , 1/15/27 .... 24,222 24,041
L2410860.UP.FTS.B , 23 .88% , 1/15/27 .... 4,428 4,453
L2418737.UP.FTS.B , 5 .93% , 1/16/27 .... 2,346 2,329
L2410494.UP.FTS.B , 17 .56% , 1/16/27 .... 13,147 13,088
FW2415097.UP.FTS.B , 23 .87% , 1/16/27 .. 1,497 1,492
L2414012.UP.FTS.B , 9 .06% , 1/20/27 .... 7,011 511
L2408655.UP.FTS.B , 5 .7% , 1/26/27 ..... 12,370 12,272
L2409264.UP.FTS.B , 16 .99% , 1/26/27 .... 6,556 6,528
L2417088.UP.FTS.B , 15 .78% , 1/27/27 .... 5,068 5,045
L2416370.UP.FTS.B , 25 .03% , 1/27/27 .... 10,933 11,021
FW2418991.UP.FTS.B , 31 .12% , 1/27/27 .. 3,967 –
L1711260.UP.FTS.B , 11 .26% , 2/14/27 .... 1,278 1,269
L1710000.UP.FTS.B , 16 .05% , 2/14/27 .... 13,483 13,408
FW1709115.UP.FTS.B , 20 .14% , 2/14/27 .. 3,826 3,821
L1709217.UP.FTS.B , 25 .78% , 2/14/27 .... 19,617 19,753
FW1711280.UP.FTS.B , 28 .58% , 2/14/27 .. 16,512 16,697
FW1710082.UP.FTS.B , 31 .29% , 2/14/27 .. 588 571
FW1687516.UP.FTS.B , 31 .34% , 2/14/27 .. 26,772 3,690
FW1709995.UP.FTS.B , 32 .33% , 2/14/27 .. 13,146 911
L2632551.UP.FTS.B , 5 .37% , 2/15/27 .... 7,190 7,136
L2632779.UP.FTS.B , 5 .63% , 2/15/27 .... 4,204 4,173
L2633842.UP.FTS.B , 6 .31% , 2/15/27 .... 2,322 2,217
L2633588.UP.FTS.B , 6 .56% , 2/15/27 .... 20,004 19,854
L2631314.UP.FTS.B , 6 .7% , 2/15/27 ..... 12,747 12,652
FW2631935.UP.FTS.B , 8 .55% , 2/15/27 ... 25,515 2,118
L2630774.UP.FTS.B , 8 .69% , 2/15/27 .... 2,475 2,457
L2635638.UP.FTS.B , 9 .41% , 2/15/27 .... 5,644 5,604
L2631278.UP.FTS.B , 9 .42% , 2/15/27 .... 3,115 3,095
FW2633029.UP.FTS.B , 9 .57% , 2/15/27 ... 936 930
FW2633295.UP.FTS.B , 9 .71% , 2/15/27 ... 11,557 11,483
FW2635362.UP.FTS.B , 9 .75% , 2/15/27 ... 7,499 7,451
L2633022.UP.FTS.B , 9 .86% , 2/15/27 .... 9,369 9,309
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2635247.UP.FTS.B , 10 .37% , 2/15/27 .. $ 5,372 $ 5,344
L2632143.UP.FTS.B , 10 .83% , 2/15/27 .... 3,474 3,447
L2632232.UP.FTS.B , 11 .83% , 2/15/27 .... 5,071 5,031
L2633836.UP.FTS.B , 12% , 2/15/27 ...... 7,012 6,617
FW2636201.UP.FTS.B , 12 .12% , 2/15/27 .. 4,471 4,448
L2630147.UP.FTS.B , 12 .15% , 2/15/27 .... 25,551 25,422
L2635861.UP.FTS.B , 12 .41% , 2/15/27 .... 5,442 5,414
L2628202.UP.FTS.B , 13 .1% , 2/15/27 .... 4,767 346
L2637042.UP.FTS.B , 13 .14% , 2/15/27 .... 5,156 5,130
L2631332.UP.FTS.B , 13 .22% , 2/15/27 .... 3,225 3,208
FW2633237.UP.FTS.B , 13 .24% , 2/15/27 .. 2,580 2,567
L2631964.UP.FTS.B , 14% , 2/15/27 ...... 4,877 4,847
L2632724.UP.FTS.B , 14 .48% , 2/15/27 .... 3,457 3,439
L2637603.UP.FTS.B , 14 .83% , 2/15/27 .... 4,178 4,156
FW2631558.UP.FTS.B , 15 .18% , 2/15/27 .. 9,838 9,788
L2635221.UP.FTS.B , 15 .45% , 2/15/27 .... 4,865 4,840
FW2633986.UP.FTS.B , 15 .46% , 2/15/27 .. 16,860 15,911
FW2631951.UP.FTS.B , 15 .91% , 2/15/27 .. 5,930 5,614
FW2634727.UP.FTS.B , 16 .18% , 2/15/27 .. 4,366 4,354
L2635424.UP.FTS.B , 16 .37% , 2/15/27 .... 26,503 26,425
L2610013.UP.FTS.B , 16 .95% , 2/15/27 .... 2,958 213
L2630011.UP.FTS.B , 16 .96% , 2/15/27 .... 3,330 3,313
FW2635945.UP.FTS.B , 17 .32% , 2/15/27 .. 3,672 3,664
FW2635531.UP.FTS.B , 18 .53% , 2/15/27 .. 7,958 7,933
FW2632933.UP.FTS.B , 18 .59% , 2/15/27 .. 6,748 6,727
L2634353.UP.FTS.B , 19 .06% , 2/15/27 .... 6,654 6,634
L2632256.UP.FTS.B , 19 .82% , 2/15/27 .... 711 192
L2635013.UP.FTS.B , 20 .25% , 2/15/27 .... 4,033 4,020
L2633648.UP.FTS.B , 20 .29% , 2/15/27 .... 6,949 6,924
FW2632574.UP.FTS.B , 20 .97% , 2/15/27 .. 3,294 3,246
L2632212.UP.FTS.B , 21 .09% , 2/15/27 .... 2,741 2,734
L2630116.UP.FTS.B , 21 .26% , 2/15/27 .... 4,312 1,194
L2637476.UP.FTS.B , 21 .48% , 2/15/27 .... 7,569 7,540
FW2631142.UP.FTS.B , 21 .84% , 2/15/27 .. 2,184 2,198
FW2634641.UP.FTS.B , 22 .06% , 2/15/27 .. 4,303 4,257
L2636740.UP.FTS.B , 22 .15% , 2/15/27 .... 694 699
L2633500.UP.FTS.B , 22 .28% , 2/15/27 .... 3,494 3,512
L2632041.UP.FTS.B , 23 .26% , 2/15/27 .... 8,399 8,377
L2631781.UP.FTS.B , 23 .47% , 2/15/27 .... 1,732 1,714
FW2633249.UP.FTS.B , 23 .49% , 2/15/27 .. 3,866 3,886
L2629665.UP.FTS.B , 24 .47% , 2/15/27 .... 5,018 5,047
FW2634252.UP.FTS.B , 24 .49% , 2/15/27 .. 4,522 4,555
L2636078.UP.FTS.B , 24 .6% , 2/15/27 .... 12,021 864
FW2632893.UP.FTS.B , 24 .67% , 2/15/27 .. 17,188 1,235
L2631848.UP.FTS.B , 24 .9% , 2/15/27 .... 4,766 342
L2634268.UP.FTS.B , 25 .05% , 2/15/27 .... 1,678 1,688
FW2635941.UP.FTS.B , 25 .09% , 2/15/27 .. 3,900 3,928
L2634539.UP.FTS.B , 25 .3% , 2/15/27 .... 1,349 1,359
L2632154.UP.FTS.B , 25 .31% , 2/15/27 .... 16,688 16,808
L2636370.UP.FTS.B , 25 .4% , 2/15/27 .... 2,131 2,147
L2631893.UP.FTS.B , 25 .41% , 2/15/27 .... 2,540 2,557
L2634591.UP.FTS.B , 25 .45% , 2/15/27 .... 782 787
FW2631141.UP.FTS.B , 25 .72% , 2/15/27 .. 9,333 9,399
L2634677.UP.FTS.B , 25 .78% , 2/15/27 .... 2,850 2,871
FW2635210.UP.FTS.B , 25 .81% , 2/15/27 .. 4,527 666
L2636195.UP.FTS.B , 25 .92% , 2/15/27 .... 10,697 10,774
L2635199.UP.FTS.B , 26 .23% , 2/15/27 .... 4,502 4,534
FW2635628.UP.FTS.B , 26 .36% , 2/15/27 .. 1,871 1,861

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
106
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2634760.UP.FTS.B , 26 .38% , 2/15/27 .. $ 4,221 $ 4,251
L2634070.UP.FTS.B , 26 .45% , 2/15/27 .... 19,939 1,409
L2635219.UP.FTS.B , 26 .59% , 2/15/27 .... 3,010 3,031
FW2637086.UP.FTS.B , 26 .68% , 2/15/27 .. 2,366 2,383
FW2637044.UP.FTS.B , 27 .28% , 2/15/27 .. 855 –
FW2634310.UP.FTS.B , 27 .59% , 2/15/27 .. 5,395 5,424
FW2632183.UP.FTS.B , 27 .72% , 2/15/27 .. 5,055 5,091
FW2634627.UP.FTS.B , 28 .11% , 2/15/27 .. 4,344 4,374
FW2634087.UP.FTS.B , 29 .37% , 2/15/27 .. 3,260 3,248
FW2632506.UP.FTS.B , 29 .8% , 2/15/27 ... 3,823 3,833
FW2631008.UP.FTS.B , 30 .31% , 2/15/27 .. 278 275
FW2636372.UP.FTS.B , 30 .35% , 2/15/27 .. 4,409 4,439
FW2632070.UP.FTS.B , 30 .58% , 2/15/27 .. 2,350 2,365
FW2631994.UP.FTS.B , 30 .71% , 2/15/27 .. 3,795 3,814
FW2631494.UP.FTS.B , 30 .85% , 2/15/27 .. 3,317 3,340
FW2629864.UP.FTS.B , 30 .9% , 2/15/27 ... 1,727 1,736
FW2633675.UP.FTS.B , 30 .91% , 2/15/27 .. 812 817
FW2634617.UP.FTS.B , 30 .93% , 2/15/27 .. 2,773 2,659
FW2631968.UP.FTS.B , 30 .98% , 2/15/27 .. 4,817 4,821
FW2633314.UP.FTS.B , 31 .08% , 2/15/27 .. 674 674
FW2637419.UP.FTS.B , 31 .1% , 2/15/27 ... 1,773 1,764
FW2633604.UP.FTS.B , 31 .13% , 2/15/27 .. 1,922 1,935
FW2637089.UP.FTS.B , 31 .23% , 2/15/27 .. 6,207 6,249
L2640422.UP.FTS.B , 7 .19% , 2/16/27 .... 3,642 3,620
L2638196.UP.FTS.B , 7 .54% , 2/16/27 .... 11,220 11,139
L2644170.UP.FTS.B , 8 .74% , 2/16/27 .... 17,022 16,922
L2644467.UP.FTS.B , 8 .99% , 2/16/27 .... 1,034 1,024
L2641249.UP.FTS.B , 9 .09% , 2/16/27 .... 9,130 9,076
FW2640044.UP.FTS.B , 9 .77% , 2/16/27 ... 3,628 3,606
FW2639996.UP.FTS.B , 9 .85% , 2/16/27 ... 4,158 4,129
L2628258.UP.FTS.B , 10 .4% , 2/16/27 .... 10,247 10,202
L2639939.UP.FTS.B , 10 .73% , 2/16/27 .... 9,118 9,077
L2642767.UP.FTS.B , 10 .84% , 2/16/27 .... 8,422 7,952
L2642462.UP.FTS.B , 10 .86% , 2/16/27 .... 4,420 4,400
L2640107.UP.FTS.B , 11 .57% , 2/16/27 .... 6,800 6,770
L2642580.UP.FTS.B , 11 .66% , 2/16/27 .... 2,226 2,216
FW2644262.UP.FTS.B , 11 .83% , 2/16/27 .. 6,370 6,343
L2642829.UP.FTS.B , 11 .96% , 2/16/27 .... 13,647 13,588
L2643133.UP.FTS.B , 12 .13% , 2/16/27 .... 6,963 6,931
L2640589.UP.FTS.B , 12 .31% , 2/16/27 .... 31,983 31,844
L2637999.UP.FTS.B , 12 .45% , 2/16/27 .... 7,171 7,140
FW2641042.UP.FTS.B , 12 .73% , 2/16/27 .. 770 767
L2641626.UP.FTS.B , 13 .94% , 2/16/27 .... 649 646
L2639543.UP.FTS.B , 14 .06% , 2/16/27 .... 6,497 6,469
FW2641444.UP.FTS.B , 14 .17% , 2/16/27 .. 4,227 4,209
FW2637881.UP.FTS.B , 14 .54% , 2/16/27 .. 3,908 3,891
L2637807.UP.FTS.B , 14 .59% , 2/16/27 .... 9,706 9,663
L2643572.UP.FTS.B , 14 .72% , 2/16/27 .... 1,307 1,301
FW2640160.UP.FTS.B , 14 .88% , 2/16/27 .. 15,048 14,985
L2644502.UP.FTS.B , 15 .74% , 2/16/27 .... 11,772 11,692
L2643245.UP.FTS.B , 15 .83% , 2/16/27 .... 14,313 14,253
L2642945.UP.FTS.B , 15 .91% , 2/16/27 .... 990 986
FW2637690.UP.FTS.B , 16 .3% , 2/16/27 ... 4,316 4,294
FW2643607.UP.FTS.B , 16 .31% , 2/16/27 .. 33,108 33,044
FW2638305.UP.FTS.B , 16 .48% , 2/16/27 .. 7,137 7,112
L2641861.UP.FTS.B , 16 .53% , 2/16/27 .... 13,157 13,097
L2639711.UP.FTS.B , 16 .7% , 2/16/27 ..... 1,063 1,061
FW2641664.UP.FTS.B , 17 .29% , 2/16/27 .. 3,796 3,785
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2643228.UP.FTS.B , 17 .64% , 2/16/27 .... $ 3,348 $ 3,341
L2641429.UP.FTS.B , 17 .81% , 2/16/27 .... 8,716 8,699
FW2643031.UP.FTS.B , 17 .82% , 2/16/27 .. 28,001 3,935
L2641792.UP.FTS.B , 17 .85% , 2/16/27 .... 3,380 3,364
FW2641155.UP.FTS.B , 18 .14% , 2/16/27 .. 3,723 3,712
L2638277.UP.FTS.B , 18 .32% , 2/16/27 .... 3,371 3,359
L2607183.UP.FTS.B , 19 .09% , 2/16/27 .... 13,388 13,360
L2640102.UP.FTS.B , 19 .59% , 2/16/27 .... 17,356 17,314
L2642912.UP.FTS.B , 19 .59% , 2/16/27 .... 14,092 1,015
L2644725.UP.FTS.B , 19 .78% , 2/16/27 .... 6,667 6,654
L2643324.UP.FTS.B , 19 .84% , 2/16/27 .... 31,661 31,560
L2639587.UP.FTS.B , 20 .1% , 2/16/27 .... 2,731 2,728
FW2640938.UP.FTS.B , 20 .16% , 2/16/27 .. 7,449 7,515
L2643431.UP.FTS.B , 20 .38% , 2/16/27 .... 9,944 9,444
FW2644103.UP.FTS.B , 20 .8% , 2/16/27 ... 5,131 5,121
FW2639130.UP.FTS.B , 21 .01% , 2/16/27 .. 2,751 2,775
L2640498.UP.FTS.B , 21 .39% , 2/16/27 .... 6,941 6,989
FW2638136.UP.FTS.B , 21 .78% , 2/16/27 .. 5,537 5,586
L2641584.UP.FTS.B , 21 .92% , 2/16/27 .... 36,481 34,607
L2637535.UP.FTS.B , 21 .95% , 2/16/27 .... 22,041 540
L2631819.UP.FTS.B , 22 .11% , 2/16/27 .... 18,901 18,986
L2637903.UP.FTS.B , 22 .13% , 2/16/27 .... 8,241 8,229
FW2640578.UP.FTS.B , 22 .42% , 2/16/27 .. 612 614
L2639752.UP.FTS.B , 22 .85% , 2/16/27 .... 34,870 34,831
L2644478.UP.FTS.B , 23 .24% , 2/16/27 .... 13,999 14,123
FW2641930.UP.FTS.B , 23 .25% , 2/16/27 .. 7,270 7,262
FW2640017.UP.FTS.B , 23 .28% , 2/16/27 .. 34,683 34,969
L2636952.UP.FTS.B , 23 .58% , 2/16/27 .... 7,014 7,076
FW2639691.UP.FTS.B , 23 .69% , 2/16/27 .. 12,772 12,885
FW2643737.UP.FTS.B , 23 .79% , 2/16/27 .. 11,067 11,151
L2644184.UP.FTS.B , 24 .14% , 2/16/27 .... 6,569 6,223
L2638887.UP.FTS.B , 24 .84% , 2/16/27 .... 1,415 1,428
L2643360.UP.FTS.B , 24 .93% , 2/16/27 .... 2,589 184
L2642235.UP.FTS.B , 24 .97% , 2/16/27 .... 1,063 1,073
FW2642257.UP.FTS.B , 25 .15% , 2/16/27 .. 7,071 7,132
L2642246.UP.FTS.B , 25 .42% , 2/16/27 .... 1,564 1,578
L2637328.UP.FTS.B , 25 .43% , 2/16/27 .... 3,080 3,071
L2643718.UP.FTS.B , 25 .45% , 2/16/27 .... 1,054 156
L2644251.UP.FTS.B , 25 .49% , 2/16/27 .... 858 864
L2643938.UP.FTS.B , 25 .5% , 2/16/27 .... 1,078 1,086
L2638794.UP.FTS.B , 25 .6% , 2/16/27 .... 9,623 2,761
L2638678.UP.FTS.B , 25 .84% , 2/16/27 .... 7,127 7,190
FW2642963.UP.FTS.B , 25 .88% , 2/16/27 .. 3,422 3,452
L2640846.UP.FTS.B , 26 .29% , 2/16/27 .... 17,882 18,040
FW2641067.UP.FTS.B , 27 .08% , 2/16/27 .. 4,996 5,038
FW2638017.UP.FTS.B , 27 .09% , 2/16/27 .. 6,184 6,238
FW2636711.UP.FTS.B , 27 .4% , 2/16/27 ... 7,206 7,269
FW2643525.UP.FTS.B , 28 .34% , 2/16/27 .. 8,878 16
FW2644630.UP.FTS.B , 28 .55% , 2/16/27 .. 7,315 7,365
FW2642505.UP.FTS.B , 29 .14% , 2/16/27 .. 1,500 1,511
FW2638733.UP.FTS.B , 29 .69% , 2/16/27 .. 3,147 3,175
FW2639696.UP.FTS.B , 30 .14% , 2/16/27 .. 734 740
FW2640894.UP.FTS.B , 30 .14% , 2/16/27 .. 19,963 20,138
FW2642574.UP.FTS.B , 30 .52% , 2/16/27 .. 12,819 3,691
FW2639097.UP.FTS.B , 30 .54% , 2/16/27 .. 737 744
FW2632545.UP.FTS.B , 30 .71% , 2/16/27 .. 612 603
FW2644847.UP.FTS.B , 30 .77% , 2/16/27 .. 1,010 1,012
FW2643800.UP.FTS.B , 31 .1% , 2/16/27 ... 1,094 1,071

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
107
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2638255.UP.FTS.B , 31 .12% , 2/16/27 .. $ 1,204 $ 1,200
FW2610188.UP.FTS.B , 31 .13% , 2/16/27 .. 7,930 1,194
FW2641269.UP.FTS.B , 31 .13% , 2/16/27 .. 8,661 8,320
FW2642792.UP.FTS.B , 31 .15% , 2/16/27 .. 883 891
FW2639361.UP.FTS.B , 31 .17% , 2/16/27 .. 1,034 1,043
FW2638060.UP.FTS.B , 31 .21% , 2/16/27 .. 1,922 1,939
FW2645630.UP.FTS.B , 12 .87% , 2/17/27 .. 8,152 8,115
L2644980.UP.FTS.B , 12 .95% , 2/17/27 .... 1,225 1,219
L2645342.UP.FTS.B , 13 .93% , 2/17/27 .... 19,416 19,335
FW2645588.UP.FTS.B , 15 .61% , 2/17/27 .. 2,592 2,586
FW2645675.UP.FTS.B , 15 .8% , 2/17/27 ... 17,936 17,906
FW2645832.UP.FTS.B , 18 .88% , 2/17/27 .. 10,146 10,129
L2645010.UP.FTS.B , 20 .52% , 2/17/27 .... 7,537 7,531
FW2642053.UP.FTS.B , 21 .61% , 2/17/27 .. 2,894 2,921
L2645135.UP.FTS.B , 21 .7% , 2/17/27 .... 1,521 1,535
L2645558.UP.FTS.B , 22 .43% , 2/17/27 .... 2,041 1,940
L2645378.UP.FTS.B , 22 .72% , 2/17/27 .... 3,625 3,658
L2645573.UP.FTS.B , 22 .94% , 2/17/27 .... 1,420 1,351
L2645131.UP.FTS.B , 25 .45% , 2/17/27 .... 1,055 305
FW2645900.UP.FTS.B , 26 .25% , 2/17/27 .. 1,430 1,443
FW2645472.UP.FTS.B , 26 .31% , 2/17/27 .. 13,056 3,790
FW2645571.UP.FTS.B , 26 .48% , 2/17/27 .. 2,864 2,890
FW2645165.UP.FTS.B , 26 .81% , 2/17/27 .. 261 258
FW2644973.UP.FTS.B , 28 .39% , 2/17/27 .. 6,226 6,278
FW2645842.UP.FTS.B , 30 .86% , 2/17/27 .. 2,288 2,304
L2633374.UP.FTS.B , 7 .21% , 2/18/27 .... 11,598 11,509
FW2635428.UP.FTS.B , 22 .3% , 2/19/27 ... 11,444 11,530
FW2639867.UP.FTS.B , 26 .3% , 2/19/27 ... 1,448 1,458
L2640308.UP.FTS.B , 18 .76% , 2/22/27 .... 471 465
L2638208.UP.FTS.B , 25 .18% , 2/22/27 .... 1,782 1,794
L2642691.UP.FTS.B , 8 .69% , 2/23/27 .... 20,316 20,195
L2644708.UP.FTS.B , 25 .19% , 2/25/27 .... 3,285 3,308
L1710004.UP.FTS.B , 26 .05% , 2/25/27 .... 9,183 658
L2631928.UP.FTS.B , 22 .74% , 2/28/27 .... 5,890 425
L2633254.UP.FTS.B , 24 .29% , 2/28/27 .... 15,507 15,439
L2643974.UP.FTS.B , 25 .5% , 2/28/27 .... 2,595 2,614
L2645397.UP.FTS.B , 26 .19% , 2/28/27 .... 1,799 1,816
L2640994.UP.FTS.B , 27 .05% , 2/28/27 .... 15,077 4,348
FW2644598.UP.FTS.B , 29 .38% , 3/01/27 .. 8,226 8,287
L1874238.UP.FTS.B , 17 .32% , 3/18/27 .... 3,425 3,406
L1873745.UP.FTS.B , 17 .46% , 3/18/27 .... 7,765 2,144
L1872889.UP.FTS.B , 18 .38% , 3/18/27 .... 13,687 13,609
L1872381.UP.FTS.B , 22 .4% , 3/18/27 .... 1,762 1,773
L1873838.UP.FTS.B , 26 .46% , 3/18/27 .... 3,806 1,103
FW1873640.UP.FTS.B , 27 .67% , 3/18/27 .. 28,702 8,119
FW1874126.UP.FTS.B , 27 .94% , 3/18/27 .. 3,947 1,141
FW1873950.UP.FTS.B , 28 .68% , 3/18/27 .. 1,534 1,549
L1873977.UP.FTS.B , 12 .66% , 3/23/27 .... 8,143 8,084
L1874548.UP.FTS.B , 26 .04% , 3/26/27 .... 5,035 5,068
L1873528.UP.FTS.B , 25 .71% , 3/28/27 .... 6,008 1,741
FW1873464.UP.FTS.B , 22 .91% , 4/03/27 .. 2,049 2,066
L2008435.UP.FTS.B , 14 .4% , 4/09/27 .... 6,089 828
L2005313.UP.FTS.B , 17 .04% , 4/09/27 .... 40,192 39,946
L2006384.UP.FTS.B , 18 .95% , 4/09/27 .... 8,337 8,313
L2004674.UP.FTS.B , 22 .44% , 4/09/27 .... 5,930 5,975
L2006933.UP.FTS.B , 23 .7% , 4/09/27 .... 4,349 4,371
L2006560.UP.FTS.B , 24 .67% , 4/09/27 .... 6,071 6,105
L2008993.UP.FTS.B , 25 .21% , 4/09/27 .... 6,868 6,896
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2009664.UP.FTS.B , 25 .29% , 4/09/27 .... $ 1,241 $ 1,249
FW2007255.UP.FTS.B , 28 .65% , 4/09/27 .. 4,542 4,555
FW2008122.UP.FTS.B , 29 .26% , 4/09/27 .. 311 1
FW2009107.UP.FTS.B , 29 .81% , 4/09/27 .. 2,672 1,571
FW2009466.UP.FTS.B , 29 .96% , 4/09/27 .. 1,566 1,575
FW2007277.UP.FTS.B , 30 .98% , 4/09/27 .. 841 846
FW2008461.UP.FTS.B , 31 .23% , 4/09/27 .. 1,350 1,353
L2009332.UP.FTS.B , 18 .58% , 4/15/27 .... 1,750 1,742
FW2008777.UP.FTS.B , 28 .16% , 4/15/27 .. 2,713 194
L2077624.UP.FTS.B , 16 .62% , 4/19/27 .... 30,978 30,790
L2077275.UP.FTS.B , 17 .44% , 4/19/27 .... 5,817 475
L2078117.UP.FTS.B , 17 .47% , 4/19/27 .... 2,197 2,187
L2080091.UP.FTS.B , 20 .35% , 4/19/27 .... 1,807 1,797
L2075161.UP.FTS.B , 20 .64% , 4/19/27 .... 24,640 24,493
L2076557.UP.FTS.B , 21 .86% , 4/19/27 .... 21,049 21,334
L2078089.UP.FTS.B , 22 .76% , 4/19/27 .... 15,398 4,301
FW2078029.UP.FTS.B , 23 .15% , 4/19/27 .. 3,457 3,472
FW2077484.UP.FTS.B , 23 .29% , 4/19/27 .. 12,691 12,191
L2075052.UP.FTS.B , 25 .99% , 4/19/27 .... 3,694 3,719
L2077173.UP.FTS.B , 26 .59% , 4/19/27 .... 10,081 720
FW2076494.UP.FTS.B , 27 .89% , 4/19/27 .. 4,533 4,570
FW2079282.UP.FTS.B , 30 .4% , 4/19/27 ... 924 928
FW2076836.UP.FTS.B , 31 .47% , 4/19/27 .. 5,885 5,920
FW2076209.UP.FTS.B , 31 .48% , 4/19/27 .. 2,725 189
FW2079511.UP.FTS.B , 9 .94% , 5/01/27 ... 4,528 4,495
L2079161.UP.FTS.B , 17 .64% , 5/01/27 .... 4,895 2,744
L2199199.UP.FTS.B , 10 .28% , 5/07/27 .... 6,051 5,995
FW2195774.UP.FTS.B , 11 .53% , 5/07/27 .. 22,675 22,416
L2196990.UP.FTS.B , 14 .16% , 5/07/27 .... 4,162 302
L2196542.UP.FTS.B , 14 .21% , 5/07/27 .... 5,787 3,097
L2197143.UP.FTS.B , 15 .39% , 5/07/27 .... 8,708 636
FW2198673.UP.FTS.B , 15 .71% , 5/07/27 .. 15,824 15,750
L2199844.UP.FTS.B , 16 .94% , 5/07/27 .... 7,150 7,090
L2197174.UP.FTS.B , 17 .08% , 5/07/27 .... 10,585 10,479
L2200120.UP.FTS.B , 19 .52% , 5/07/27 .... 8,765 8,681
FW2198237.UP.FTS.B , 21 .87% , 5/07/27 .. 3,676 3,677
L2197891.UP.FTS.B , 23 .8% , 5/07/27 .... 2,793 2,810
L2199876.UP.FTS.B , 25 .33% , 5/07/27 .... 1,086 604
L2199661.UP.FTS.B , 25 .4% , 5/07/27 .... 2,131 2,127
FW2198564.UP.FTS.B , 27 .96% , 5/07/27 .. 3,702 3,710
FW2197220.UP.FTS.B , 29 .81% , 5/07/27 .. 2,066 1,209
FW2196279.UP.FTS.B , 31 .01% , 5/07/27 .. 2,779 2,780
FW2199111.UP.FTS.B , 31 .05% , 5/07/27 .. 1,517 895
L2203856.UP.FTS.B , 13 .82% , 5/08/27 .... 20,196 20,032
L2205206.UP.FTS.B , 15 .97% , 5/08/27 .... 23,467 23,321
L2205436.UP.FTS.B , 16 .02% , 5/08/27 .... 19,532 19,344
L2203740.UP.FTS.B , 19 .62% , 5/08/27 .... 1,731 1,716
L2198053.UP.FTS.B , 20 .47% , 5/08/27 .... 2,762 2,734
L2201398.UP.FTS.B , 22 .49% , 5/08/27 .... 10,168 5,821
L2202315.UP.FTS.B , 23 .12% , 5/08/27 .... 3,004 850
L2204624.UP.FTS.B , 23 .54% , 5/08/27 .... 15,993 16,128
L2204118.UP.FTS.B , 23 .56% , 5/08/27 .... 12,889 12,888
FW2205649.UP.FTS.B , 23 .84% , 5/08/27 .. 3,130 888
L2204897.UP.FTS.B , 23 .87% , 5/08/27 .... 18,296 18,230
L2169986.UP.FTS.B , 24 .03% , 5/08/27 .... 11,016 11,005
FW2202542.UP.FTS.B , 24 .64% , 5/08/27 .. 3,676 3,706
L2205328.UP.FTS.B , 24 .68% , 5/08/27 .... 1,536 901
FW2201944.UP.FTS.B , 25 .52% , 5/08/27 .. 4,672 2,747

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
108
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2204916.UP.FTS.B , 25 .63% , 5/08/27 .... $ 9,209 $ 9,244
L2206165.UP.FTS.B , 26 .19% , 5/08/27 .... 7,247 4,296
FW2206860.UP.FTS.B , 28 .2% , 5/08/27 ... 2,767 2,769
FW2199020.UP.FTS.B , 29 .97% , 5/08/27 .. 8,984 639
FW2199475.UP.FTS.B , 30 .86% , 5/08/27 .. 3,935 26
FW2202450.UP.FTS.B , 31 .05% , 5/08/27 .. 2,339 1,381
FW2201216.UP.FTS.B , 31 .06% , 5/08/27 .. 2,277 161
FW2200444.UP.FTS.B , 31 .21% , 5/08/27 .. 3,309 473
FW2200188.UP.FTS.B , 28 .66% , 5/12/27 .. 4,512 1,284
L2199654.UP.FTS.B , 12 .66% , 5/13/27 .... 3,964 3,929
L2195192.UP.FTS.B , 17 .22% , 5/15/27 .... 2,382 1,327
L2197038.UP.FTS.B , 12 .26% , 5/16/27 .... 2,612 2,586
L2203741.UP.FTS.B , 7 .33% , 5/23/27 .... 12,206 12,091
FW2199867.UP.FTS.B , 13 .82% , 5/23/27 .. 10,886 10,804
FW2204874.UP.FTS.B , 17 .03% , 5/23/27 .. 6,903 6,830
L2169853.UP.FTS.B , 22 .52% , 5/23/27 .... 3,998 3,815
L2412468.UP.FTS.B , 7 .67% , 6/11/27 ..... 32,685 17,024
L2412874.UP.FTS.B , 8 .03% , 6/11/27 ..... 4,737 2,467
L2412901.UP.FTS.B , 8 .44% , 6/11/27 ..... 9,927 9,840
L2408994.UP.FTS.B , 9 .47% , 6/11/27 ..... 5,638 412
L2408318.UP.FTS.B , 10 .27% , 6/11/27 .... 2,512 2,498
L2412970.UP.FTS.B , 14 .15% , 6/11/27 .... 25,334 –
L2410725.UP.FTS.B , 15 .84% , 6/11/27 .... 13,737 13,613
FW2407472.UP.FTS.B , 18 .08% , 6/11/27 .. 18,563 18,420
L2412214.UP.FTS.B , 18 .34% , 6/11/27 .... 2,341 599
L2402977.UP.FTS.B , 20 .95% , 6/11/27 .... 1,228 1,231
FW2406392.UP.FTS.B , 23 .41% , 6/11/27 .. 8,278 8,331
L2413373.UP.FTS.B , 23 .72% , 6/11/27 .... 27,179 27,251
FW2409812.UP.FTS.B , 24 .81% , 6/11/27 .. 2,258 2,258
L2406611.UP.FTS.B , 25 .32% , 6/11/27 .... 20,626 12,114
FW2410079.UP.FTS.B , 25 .81% , 6/11/27 .. 2,695 2,701
FW2411228.UP.FTS.B , 26 .37% , 6/11/27 .. 3,225 3,230
L2407955.UP.FTS.B , 27% , 6/11/27 ...... 7,398 7,416
FW2413018.UP.FTS.B , 30 .69% , 6/11/27 .. 688 679
FW2410302.UP.FTS.B , 30 .97% , 6/11/27 .. 1,505 1,510
FW2412394.UP.FTS.B , 31 .05% , 6/11/27 .. 1,931 137
FW2411177.UP.FTS.B , 31 .23% , 6/11/27 .. 2,880 2,895
FW2408747.UP.FTS.B , 31 .68% , 6/11/27 .. 11,206 792
L2417948.UP.FTS.B , 8 .36% , 6/12/27 .... 716 710
L2415490.UP.FTS.B , 12 .71% , 6/12/27 .... 10,994 10,908
L2418555.UP.FTS.B , 15 .62% , 6/12/27 .... 11,527 11,430
FW2417755.UP.FTS.B , 18 .05% , 6/12/27 .. 13,439 13,355
L2415568.UP.FTS.B , 19 .57% , 6/12/27 .... 2,584 2,604
L2415810.UP.FTS.B , 22 .13% , 6/12/27 .... 3,679 3,699
L2418697.UP.FTS.B , 22 .86% , 6/12/27 .... 3,421 3,395
L2417411.UP.FTS.B , 24% , 6/12/27 ...... 8,762 8,849
FW2415852.UP.FTS.B , 25 .19% , 6/12/27 .. 7,001 32
FW2415078.UP.FTS.B , 25 .67% , 6/12/27 .. 2,855 2,867
FW2414026.UP.FTS.B , 30 .61% , 6/12/27 .. 907 909
FW2418950.UP.FTS.B , 30 .94% , 6/12/27 .. 1,540 1,542
FW2418092.UP.FTS.B , 30 .98% , 6/12/27 .. 1,142 1,147
FW2420156.UP.FTS.B , 31 .98% , 6/12/27 .. 2,616 2,646
L2412701.UP.FTS.B , 25 .09% , 6/15/27 .... 821 821
FW2410113.UP.FTS.B , 29 .34% , 6/25/27 .. 2,822 2,827
FW2411936.UP.FTS.B , 13 .61% , 6/26/27 .. 5,405 5,360
L1708948.UP.FTS.B , 7 .47% , 7/14/27 .... 5,358 5,319
L1708685.UP.FTS.B , 16 .63% , 7/14/27 .... 1,470 1,462
FW1706254.UP.FTS.B , 26 .93% , 7/14/27 .. 26,073 1,839
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2633603.UP.FTS.B , 8 .38% , 7/15/27 .... $ 12,100 $ 12,000
FW2637564.UP.FTS.B , 8 .54% , 7/15/27 ... 11,027 2,717
L2636245.UP.FTS.B , 12 .68% , 7/15/27 .... 28,117 27,885
L2633537.UP.FTS.B , 17 .39% , 7/15/27 .... 8,623 625
L2633453.UP.FTS.B , 19 .72% , 7/15/27 .... 13,199 12,482
L2636132.UP.FTS.B , 21 .91% , 7/15/27 .... 9,021 –
FW2636073.UP.FTS.B , 23 .1% , 7/15/27 ... 3,891 3,886
FW2632915.UP.FTS.B , 24 .46% , 7/15/27 .. 11,591 11,563
L2633167.UP.FTS.B , 24 .54% , 7/15/27 .... 4,670 4,623
L2605748.UP.FTS.B , 25 .45% , 7/15/27 .... 1,433 1,434
FW2634423.UP.FTS.B , 28 .99% , 7/15/27 .. 17,030 17,168
FW2636841.UP.FTS.B , 30 .04% , 7/15/27 .. 24,352 –
L2638227.UP.FTS.B , 10 .2% , 7/16/27 .... 11,005 10,917
FW2639288.UP.FTS.B , 14 .3% , 7/16/27 ... 11,375 11,284
L2641778.UP.FTS.B , 14 .87% , 7/16/27 .... 33,350 4,571
FW2644039.UP.FTS.B , 16 .97% , 7/16/27 .. 6,187 6,158
L2640734.UP.FTS.B , 17 .15% , 7/16/27 .... 35,927 35,640
L2640760.UP.FTS.B , 19 .65% , 7/16/27 .... 4,252 1,177
L2631654.UP.FTS.B , 20 .62% , 7/16/27 .... 16,026 16,018
L2639355.UP.FTS.B , 21 .49% , 7/16/27 .... 2,870 2,851
L2641233.UP.FTS.B , 22 .03% , 7/16/27 .... 15,461 1,253
FW2644724.UP.FTS.B , 28 .24% , 7/16/27 .. 45,088 12,812
FW2641475.UP.FTS.B , 30 .33% , 7/16/27 .. 1,309 1,256
FW2641207.UP.FTS.B , 30 .9% , 7/16/27 ... 2,767 –
FW2642662.UP.FTS.B , 30 .94% , 7/16/27 .. 4,584 319
FW2641809.UP.FTS.B , 33 .83% , 7/16/27 .. 1,864 128
L2645113.UP.FTS.B , 10 .21% , 7/17/27 .... 5,716 5,673
L2645909.UP.FTS.B , 19 .06% , 7/17/27 .... 3,688 3,653
L2642277.UP.FTS.B , 22 .82% , 7/17/27 .... 4,806 4,765
FW2644628.UP.FTS.B , 30 .88% , 7/24/27 .. 1,341 1,350
L2631220.UP.FTS.B , 25 .21% , 7/28/27 .... 2,461 2,457
FW1873026.UP.FTS.B , 30 .69% , 8/18/27 .. 433 429
L2006623.UP.FTS.B , 15 .18% , 9/09/27 .... 8,385 612
L2005978.UP.FTS.B , 17 .84% , 9/09/27 .... 2,853 2,811
L2005478.UP.FTS.B , 23 .62% , 9/09/27 .... 13,732 196
L2004813.UP.FTS.B , 23 .68% , 9/09/27 .... 4,331 4,343
FW2007802.UP.FTS.B , 23 .93% , 9/09/27 .. 26,226 26,019
FW2079138.UP.FTS.B , 24 .71% , 9/19/27 .. 10,530 10,024
FW2077874.UP.FTS.B , 30 .42% , 9/19/27 .. 5,645 5,675
L2004302.UP.FTS.B , 21 .93% , 9/24/27 .... 2,355 2,357
FW2199121.UP.FTS.B , 15 .58% , 10/07/27 . 16,137 4,099
L2199767.UP.FTS.B , 25 .65% , 10/07/27 ... 4,929 4,888
FW2199624.UP.FTS.B , 25 .75% , 10/07/27 . 8,490 4,932
L2200600.UP.FTS.B , 11 .71% , 10/08/27 ... 3,298 3,273
L2202159.UP.FTS.B , 13 .54% , 10/08/27 ... 17,277 17,141
L2206074.UP.FTS.B , 15 .01% , 10/08/27 ... 6,250 1,594
FW2202576.UP.FTS.B , 22 .89% , 10/08/27 . 7,058 4,112
L2203589.UP.FTS.B , 24 .35% , 10/08/27 ... 3,892 281
L2206615.UP.FTS.B , 25 .87% , 10/08/27 ... 12,966 7,632
FW2206016.UP.FTS.B , 28 .92% , 10/08/27 . 820 808
FW2203404.UP.FTS.B , 29 .65% , 10/08/27 . 1,500 107
FW2202975.UP.FTS.B , 30 .2% , 10/08/27 .. 3,173 458
FW2205386.UP.FTS.B , 30 .87% , 10/08/27 . 7,770 2,229
FW2411932.UP.FTS.B , 22 .38% , 11/11/27 . 4,142 4,090
L2413593.UP.FTS.B , 23 .06% , 11/11/27 ... 6,695 6,636
FW2410499.UP.FTS.B , 31 .67% , 11/11/27 . 1,293 1,293
L2414318.UP.FTS.B , 8 .81% , 11/12/27 .... 11,297 2,855
FW2414721.UP.FTS.B , 28 .43% , 11/12/27 . 5,162 5,152

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
109
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2415964.UP.FTS.B , 31 .16% , 11/12/27 . $ 986 $ 990
FW2634082.UP.FTS.B , 24 .01% , 12/15/27 . 4,781 1,368
L2644100.UP.FTS.B , 5 .16% , 12/16/27 .... 3,300 3,275
L2638486.UP.FTS.B , 25 .48% , 12/16/27 ... 7,369 7,419
FW2643411.UP.FTS.B , 29 .58% , 12/16/27 . 4,646 4,626
L1710242.UP.FTS.B , 16 .42% , 9/14/28 .... 2,238 2,238
L2008544.UP.FTS.B , 14 .54% , 11/09/28 ... 3,805 3,795
L1973640.UP.FTS.B , 20 .1% , 11/09/28 .... 8,276 8,279
L2009558.UP.FTS.B , 26 .34% , 11/09/28 ... 14,853 15,007
L2195991.UP.FTS.B , 26 .01% , 12/07/28 ... 7,568 7,640
L2197007.UP.FTS.B , 26 .07% , 12/07/28 ... 2,178 2,181
L2204377.UP.FTS.B , 25 .94% , 12/08/28 ... 3,683 3,689
L2635238.UP.FTS.B , 13 .81% , 2/15/29 .... 11,760 11,718
L2631621.UP.FTS.B , 15 .64% , 2/15/29 .... 17,154 17,128
L2633434.UP.FTS.B , 17 .36% , 2/15/29 .... 3,707 3,693
L2634808.UP.FTS.B , 26 .03% , 2/15/29 .... 1,702 1,706
L2635317.UP.FTS.B , 27 .28% , 2/15/29 .... 2,027 284
L2637431.UP.FTS.B , 26 .27% , 7/15/29 .... 6,563 6,558
L2633894.UP.FTS.B , 26 .42% , 7/15/29 .... 4,185 3,983
7,720,068
Total Marketplace Loans (Cost $ 43,396,973 ) .....
$37,995,687

Franklin Strategic Series
Schedule of Investments, April 30, 2024
Franklin Strategic Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
110
At April 30, 2024 , the Fund had the following futures contracts outstanding. See Note 1 ( d ).
At April 30, 2024 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
At April 30, 2024 , the Fund had the following credit default swap contracts outstanding. See Note 1(d) .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 673 $ 72,305,438 6/18/24 $ (1,835,932)
U.S. Treasury 10 Year Ultra Notes ................ Short 479 52,794,781 6/18/24 1,718,505
U.S. Treasury 2 Year Notes ..................... Long 157 31,817,031 6/28/24 (303,904)
U.S. Treasury 5 Year Notes ..................... Long 1,235 129,356,602 6/28/24 (2,529,459)
U.S. Treasury Long Bonds ..................... Short 210 23,900,625 6/18/24 1,154,687
U.S. Treasury Ultra Bonds ...................... Long 101 12,075,812 6/18/24 (745,033)
Total Futures Contracts ...................................................................... $(2,541,136)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Buy 765,000 820,806 5/22/24 $ — $ (3,648)
Euro ............. JPHQ Sell 3,200,000 3,503,668 5/22/24 85,492 —
Euro ............. JPHQ Sell 3,200,000 3,423,802 7/22/24 — (3,988)
Columbian Peso .... JPHQ Sell 56,500,000,000 14,012,480 8/20/24 — (135,403)
Japanese Yen ...... JPHQ Buy 1,002,000,000 6,792,765 10/04/24 — (284,747)
Total Forward Exchange Contracts ................................................... $85,492 $(427,786)
Net unrealized appreciation (depreciation) ............................................ $(342,294)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c) (d)
Traded Index
CDX.NA.HY.41 . 5.00% Quarterly 12/20/28 22,950,000 $ 1,526,883 $ (7,681) $ 1,534,564
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $1,526,883 $(7,681) $1,534,564

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
111
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Sell Protection
(c) (d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 11,220,000 $ (117,828) $ (1,275,293) $ 1,157,465 BB-
Traded Index
CDX.NA.HY.33 . 5.00% Quarterly CITI 12/20/24 15,800,000 560,992 (120,169) 681,161
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $443,164 $(1,395,462) $1,838,626
Total Credit Default Swap Contracts .................................... $1,970,047 $ (1,403,143) $3,373,190
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
See Note 10 regarding other derivative information.
See Abbreviations on page 136.

Franklin Strategic Series
Financial Statements
Statement of Assets and Liabilities
April 30, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
112
Franklin
Strategic
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,872,162,909
Cost - Non-controlled affiliates (Note 3f and 11) ................................................... 17,475,027
Value - Unaffiliated issuers .................................................................. $2,668,154,542
Value - Non-controlled affiliates (Note 3f and 11) .................................................. 17,475,027
Cash .................................................................................... 5,179,310
Receivables:
Investment securities sold ................................................................... 5,613,680
Capital shares sold ........................................................................ 839,889
Dividends and interest ..................................................................... 27,555,936
Deposits with brokers for:
OTC derivative contracts .................................................................. 260,000
TBA transactions ........................................................................ 3,391,109
Futures contracts ........................................................................ 2,536,495
Centrally cleared swap contracts ............................................................ 1,591,527
Unrealized appreciation on OTC forward exchange contracts .......................................... 85,492
Unrealized appreciation on OTC swap contracts .................................................... 1,838,626
Deferred tax benefit ......................................................................... 287,971
Total assets .......................................................................... 2,734,809,604
Liabilities:
Payables:
Investment securities purchased .............................................................. 140,563,746
Capital shares redeemed ................................................................... 3,395,022
Management fees ......................................................................... 976,084
Distribution fees .......................................................................... 480,604
Transfer agent fees ........................................................................ 962,191
Trustees' fees and expenses ................................................................. 77
Variation margin on futures contracts ........................................................... 466,071
Variation margin on centrally cleared swap contracts ............................................... 124,255
OTC swap contracts (upfront receipts $2,467,550) .................................................. 1,395,462
Unrealized depreciation on OTC forward exchange contracts .......................................... 427,786
Accrued expenses and other liabilities ........................................................... 631,187
Total liabilities ......................................................................... 149,422,485
Net assets, at value ................................................................. $2,585,387,119
Net assets consist of:
Paid-in capital ............................................................................. $3,801,883,311
Total distributable earnings (losses) ............................................................. (1,216,496,192)
Net assets, at value ................................................................. $2,585,387,119

Franklin Strategic Series
Financial Statements
Statement of Assets and Liabilities
(continued)
April 30, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
113
Franklin
Strategic
Income Fund
Class A:
Net assets, at value ....................................................................... $2,079,060,214
Shares outstanding ........................................................................ 256,747,835
Net asset value per share
a,b
.................................................................. $8.10
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
................................ $8.42
Class C:
Net assets, at value ....................................................................... $64,893,554
Shares outstanding ........................................................................ 8,004,961
Net asset value and maximum offering price per share
a,b
............................................ $8.11
Class R:
Net assets, at value ....................................................................... $36,033,656
Shares outstanding ........................................................................ 4,471,513
Net asset value and maximum offering price per share
b
............................................. $8.06
Class R6:
Net assets, at value ....................................................................... $133,098,438
Shares outstanding ........................................................................ 16,406,243
Net asset value and maximum offering price per share
b
............................................. $8.11
Advisor Class:
Net assets, at value ....................................................................... $272,301,257
Shares outstanding ........................................................................ 33,575,400
Net asset value and maximum offering price per share
b
............................................. $8.11
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Strategic Series
Financial Statements
Statement of Operations
for the year ended April 30, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
114
Franklin
Strategic
Income Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3f and 11) ........................................................ $12,296,858
Interest: (net of foreign taxes of $39,868)
Unaffiliated issuers ........................................................................ 135,932,566
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 45,710
Total investment income ................................................................... 148,275,134
Expenses:
Management fees (Note 3 a ) ................................................................... 12,459,672
Distribution fees: (Note 3c )
    Class A ................................................................................ 5,439,889
    Class C ................................................................................ 514,944
    Class R ................................................................................ 189,750
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 3,250,418
    Class C ................................................................................ 118,528
    Class R ................................................................................ 56,700
    Class R6 ............................................................................... 55,528
    Advisor Class ............................................................................ 429,263
Custodian fees (Note 4) ...................................................................... 13,260
Reports to shareholders fees .................................................................. 287,796
Registration and filing fees .................................................................... 178,723
Professional fees ........................................................................... 202,010
Trustees' fees and expenses .................................................................. 33,047
Marketplace lending fees (Note 1 f ) .............................................................. 996,399
Other .................................................................................... 406,940
Total expenses ......................................................................... 24,632,867
Expense reductions (Note 4) ............................................................... (1,863)
Expenses waived/paid by affiliates (Note 3f and 3g) .............................................. (622,792)
Net expenses ......................................................................... 24,008,212
Net investment income ................................................................ 124,266,922

Franklin Strategic Series
Financial Statements
Statement of Operations
(continued)
for the year ended April 30, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
115
Franklin
Strategic
Income Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
*
Unaffiliated issuers ...................................................................... (42,596,835)
Non-controlled affiliates (Note 3 f and 11 ) ...................................................... (32,078,611)
Foreign currency transactions ................................................................ 24,725
Forward exchange contracts ................................................................. (6,485,897)
Futures contracts ......................................................................... (4,025,188)
TBA sale commitments ..................................................................... (538,390)
Swap contracts ........................................................................... (3,112,715)
Net realized gain (loss) .................................................................. (88,812,911)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 15,845,332
Non-controlled affiliates (Note 3 f and 11 ) ...................................................... 28,454,505
Translation of other assets and liabilities denominated in foreign currencies .............................. (2,427)
Forward exchange contracts ................................................................. 1,136,241
Futures contracts ......................................................................... (8,918,564)
Swap contracts ........................................................................... 9,845,264
Net change in unrealized appreciation (depreciation) ............................................ 46,360,351
Net realized and unrealized gain (loss) ............................................................ (42,452,560)
Net increase (decrease) in net assets resulting from operations .......................................... $81,814,362
*
Includes losses from redemption in-kind (Note 13 ).

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
116
Franklin Strategic Income Fund
Year Ended
April 30, 2024
Year Ended
April 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $124,266,922 $131,667,390
Net realized gain (loss) ................................................. (88,812,911) (235,838,604)
Net change in unrealized appreciation (depreciation) ........................... 46,360,351 111,730,544
Net increase (decrease) in net assets resulting from operations ................ 81,814,362 7,559,330
Distributions to shareholders:
Class A ............................................................. (100,911,285) (106,771,149)
Class C ............................................................. (3,286,225) (5,088,448)
Class R ............................................................. (1,669,519) (1,845,783)
Class R6 ............................................................ (6,651,004) (6,146,385)
Advisor Class ........................................................ (13,984,391) (16,190,187)
Total distributions to shareholders .......................................... (126,502,424) (136,041,952)
Capital share transactions: (Note 2 )
Class A ............................................................. (170,995,824) (224,634,715)
Class C ............................................................. (33,695,036) (64,606,419)
Class R ............................................................. (4,271,750) (5,595,004)
Class R6 ............................................................ 2,246,105 1,832,985
Advisor Class ........................................................ (33,649,591) (64,076,114)
Total capital share transactions ............................................ (240,366,096) (357,079,267)
Net increase (decrease) in net assets ................................... (285,054,158) (485,561,889)
Net assets:
Beginning of year ....................................................... 2,870,441,277 3,356,003,166
End of year ........................................................... $2,585,387,119 $2,870,441,277

Franklin Strategic Series

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Strategic Income Fund
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Franklin
Strategic Income Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statement of Operations.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return
linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term
of the contract, contractually required payments to be paid
or received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. At
April 30, 2024, the Fund had no total return swap contracts.
See Note 10 regarding other derivative information.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. The Fund may receive income from the investment of
cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At April 30, 2024, the
Fund had no securities on loan.
f. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
g. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
h. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates
are generally the prime rate offered by a designated U.S.
bank, or the London Interbank Offered Rate (LIBOR), or the
Secured Overnight Financing Rate (SOFR). Senior secured
corporate loans often require prepayment of principal from
excess cash flows or at the discretion of the borrower. As
a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which
the Fund invests are generally readily marketable, but may
be subject to certain restrictions on resale.
i. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
j. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income in the Statement of Operations.
Paydown gains and losses are recorded as an adjustment
to interest income. The Fund may receive other income from
investments in senior secured corporate loans or unfunded
commitments, including amendment fees, consent fees
or commitment fees. These fees are recorded as income
when received by the Fund. Facility fees are recognized as
income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date except for certain
1. Organization and Significant Accounting Policies
(continued)
f. Marketplace Lending
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
k. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
l. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
April 30, 2024
Year Ended
April 30, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 23,437,662 $190,706,248 23,791,924 $194,624,798
Shares issued in reinvestment of distributions .......... 11,794,890 95,599,096 12,422,561 101,065,569
Shares redeemed ............................... (56,252,438) (457,301,168) (63,688,712) (520,325,082)
Net increase (decrease) .......................... (21,019,886) $(170,995,824) (27,474,227) $(224,634,715)
1. Organization and Significant Accounting Policies
(continued)
j. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Year Ended
April 30, 2024
Year Ended
April 30, 2023
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 1,329,931 $10,821,894 1,064,169 $8,724,896
Shares issued in reinvestment of distributions .......... 390,222 3,164,988 605,456 4,931,255
Shares redeemed
a
.............................. (5,865,539) (47,681,918) (9,555,676) (78,262,570)
Net increase (decrease) .......................... (4,145,386) $(33,695,036) (7,886,051) $(64,606,419)
Class R Shares:
Shares sold ................................... 1,092,028 $8,854,611 728,664 $5,945,032
Shares issued in reinvestment of distributions .......... 206,286 1,664,051 226,920 1,837,872
Shares redeemed ............................... (1,825,805) (14,790,412) (1,648,826) (13,377,908)
Net increase (decrease) .......................... (527,491) $(4,271,750) (693,242) $(5,595,004)
Class R6 Shares:
Shares sold ................................... 3,992,186 $32,535,782 3,982,344 $32,673,110
Shares issued in reinvestment of distributions .......... 698,322 5,671,757 632,664 5,157,406
Shares redeemed ............................... (4,414,945) (35,961,434) (4,387,632) (35,997,531)
Net increase (decrease) .......................... 275,563 $2,246,105 227,376 $1,832,985
Advisor Class Shares:
Shares sold ................................... 5,739,585 $46,782,268 7,495,412 $61,389,999
Shares issued in reinvestment of distributions .......... 1,223,635 9,933,617 1,560,308 12,733,375
Shares redeemed ............................... (11,151,327) (90,365,476) (16,904,453) (138,199,488)
Net increase (decrease) .......................... (4,188,107) $(33,649,591) (7,848,733) $(64,076,114)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended April 30, 2024, the gross effective investment management fee rate was 0.459% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended April 30, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$1,533,905 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended April 30, 2024, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until August 31, 2024.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $42,927
CDSC retained .............................................................................. $13,614
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Income Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $145,949,688 $— $(142,011,524)
a
$(32,392,669) $28,454,505 $— — $9,213,756
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% 37,364,960 75,011,870 (94,901,803) — — 17,475,027 17,475,027 1,694,352
Total Affiliated Securities ... $183,314,648 $75,011,870 $(236,913,327) $(32,392,669) $28,454,505 $17,475,027 $10,908,108
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)
a
Includes in-kind activity. See Note 13 .

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended April 30, 2024, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2024, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended April 30, 2024 and 2023, was as follows:
At April 30, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, paydown losses, payments-in-kind, bond discounts and premiums and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the year ended April 30,
2024, aggregated $1,875,907,555 and $1,733,919,669, respectively.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $164,152,877
Long term ................................................................................ 828,540,547
Total capital loss carryforwards ............................................................... $992,693,424
2024 2023
Distributions paid from:
Ordinary income .......................................................... $126,502,424 $136,041,952
Cost of investments .......................................................................... $2,908,953,419
Unrealized appreciation ........................................................................ $18,278,168
Unrealized depreciation ........................................................................ (242,515,401)
Net unrealized appreciation (depreciation) .......................................................... $(224,237,233)
Distributable earnings:
Undistributed ordinary income ................................................................... $1,128,298

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
7. Credit Risk and Defaulted Securities
At April 30, 2024, the Fund had 32.5% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At April 30,
2024, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Concentration of Risk
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At April 30, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Strategic Income Fund
125,940,079
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 977,123 $ —
12,532,821
a
K2016470219 South Africa Ltd., B ............... 2/01/17 9,307 —
271,085 Talos Energy, Inc. ............................ 3/04/24 3,591,876 3,537,988
6,000,000 WorkCapital BSD SARL, 2/13/26 ................ 2/15/19 750,000 —
20,000,000 WorkCapital BSD SARL, Term Loan, 6.5%, 1/01/38 .. 2/13/19 19,530,078 —
Total Restricted Securities (Value is 0.1% of Net Assets) .............. $24,858,384 $3,537,988

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
10. Other Derivative Information
At April 30, 2024, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended April 30, 2024, the effect of derivative contracts in the Statement of Operations was as follows:
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of April 30, 2024.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 2,873,192
a
Variation margin on futures
contracts
$ 5,414,328
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
85,492 Unrealized depreciation on OTC
forward exchange contracts
427,786
Credit contracts ............
Variation margin on centrally
cleared swap contracts
1,534,564
b
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
— OTC swap contracts (upfront
receipts)
1,395,462
Unrealized appreciation on OTC
swap contracts
1,838,626 Unrealized depreciation on OTC
swap contracts
—
Total .................... $6,331,874 $7,237,576
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Strategic Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(4,025,188) Futures contracts $(8,918,564)
Foreign exchange contracts .....
Forward exchange contracts (6,485,897) Forward exchange contracts 1,136,241
Credit contracts ...............
Swap contracts (3,112,715) Swap contracts 9,845,264
Total ....................... $(13,623,800) $2,062,941
9. Restricted Securities
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
For the year ended April 30, 2024, the average month end notional amount of futures contracts and swap contracts represented $379,557,305 and $116,060,504, respectively. The average month end contract value of forward exchange contracts was $39,304,725.
At April 30, 2024, the Fund's OTC derivative assets and liabilities are as follows:
At April 30, 2024, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Strategic Income Fund
Forward Exchange Contracts ............................. $ 85,492 $ 427,786
Swap Contracts ....................................... 1,838,626 1,395,462
Total ............................................. $1,924,118 $1,823,248
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a
Cash
Collateral
Received
a
Net Amount
(Not less
than zero)
Franklin Strategic Income Fund
Counterparty
CITI ..................... $1,838,626 $(1,395,462) $— $(370,000) $73,164
JPHQ ................... 85,492 (85,492) — — —
Total ................... $1,924,118 $(1,480,954) $ — $(370,000) $73,164
$ 1
10. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
At April 30, 2024, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 136 .
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended April 30, 2024, investments in
“affiliated companies” were as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Franklin Strategic Income Fund
Counterparty
CITI ..................... $1,395,462 $(1,395,462) $— $— $—
JPHQ ................... 427,786 (85,492) — (342,294) —
Total ................... $1,823,248 $(1,480,954) $— $(342,294) $—
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held at
End
of Year
Investment
Income
Franklin Strategic Income Fund
Non-Controlled Affiliates
Dividends
Birch Permian Holdings,
Inc. ............ $ 6,731,505 $ — $ (3,862,970) $ 314,058 $ —
a
$ —
a
—
a
$ 1,388,750
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $6,731,505 $— $(3,862,970) $314,058 $— $— $1,388,750
a
As of April 30, 2024, no longer an affiliate.
10. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended April 30, 2024, the Fund did not use the
Global Credit Facility.
13. Redemption In-Kind
During the year ended April 30, 2024, the Fund realized $20,660,421 of net losses resulting from in-kind transactions in which the Fund redeemed shares of the Franklin Floating Rate Income Fund, a series of Franklin Floating Rate Master Trust, for securities held by the underlying fund rather than for cash.
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... $ — $ — $ —
a
$ —
Hotels, Restaurants & Leisure ............. — 8,274 — 8,274
Machinery ............................ — 864,582 — 864,582
Oil, Gas & Consumable Fuels ............. 37,333 388,179 3,537,988 3,963,500
Preferred Stocks ......................... — 1,610 — 1,610
Warrants ............................... — — 268
a
268
Corporate Bonds :
Aerospace & Defense ................... — 11,962,852 — 11,962,852
Air Freight & Logistics ................... — 3,169,635 — 3,169,635
Automobile Components ................. — 33,880,841 — 33,880,841
Automobiles .......................... — 7,871,565 — 7,871,565

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Banks ............................... $ — $ 161,051,946 $ — $ 161,051,946
Beverages ........................... — 8,223,190 — 8,223,190
Biotechnology ......................... — 11,699,675 — 11,699,675
Broadline Retail ....................... — — —
a
—
Building Products ...................... — 26,170,959 — 26,170,959
Capital Markets ........................ — 78,619,739 — 78,619,739
Chemicals ........................... — 42,189,634 — 42,189,634
Commercial Services & Supplies ........... — 30,499,317 — 30,499,317
Communications Equipment .............. — 4,366,118 — 4,366,118
Construction & Engineering ............... — 5,103,887 — 5,103,887
Construction Materials .................. — 7,277,473 — 7,277,473
Consumer Finance ..................... — 26,176,980 — 26,176,980
Consumer Staples Distribution & Retail ...... — 12,707,679 — 12,707,679
Containers & Packaging ................. — 40,456,060 — 40,456,060
Distributors ........................... — 4,319,662 — 4,319,662
Diversified Consumer Services ............ — 10,762,932 — 10,762,932
Diversified REITs ...................... — 13,510,025 — 13,510,025
Diversified Telecommunication Services ..... — 35,662,782 — 35,662,782
Electric Utilities ........................ — 62,808,089 — 62,808,089
Electrical Equipment .................... — 9,627,525 — 9,627,525
Electronic Equipment, Instruments &
Components ........................ — 11,199,981 — 11,199,981
Energy Equipment & Services ............. — 5,040,332 — 5,040,332
Entertainment ......................... — 5,374,123 — 5,374,123
Financial Services ...................... — 27,821,972 —
a
27,821,972
Food Products ........................ — 18,228,389 — 18,228,389
Gas Utilities .......................... — 1,784,772 — 1,784,772
Ground Transportation .................. — 14,315,789 — 14,315,789
Health Care Equipment & Supplies ......... — 26,849,903 — 26,849,903
Health Care Providers & Services .......... — 67,304,219 — 67,304,219
Health Care REITs ..................... — 5,143,244 — 5,143,244
Health Care Technology ................. — 7,241,666 — 7,241,666
Hotel & Resort REITs ................... — 10,357,314 — 10,357,314
Hotels, Restaurants & Leisure ............. — 50,986,451 — 50,986,451
Household Durables .................... — 11,752,393 — 11,752,393
Household Products .................... — 8,545,916 — 8,545,916
Independent Power and Renewable Electricity
Producers .......................... — 30,808,719 — 30,808,719
Insurance ............................ — 52,997,063 — 52,997,063
Interactive Media & Services .............. — 7,647,700 — 7,647,700
IT Services ........................... — 29,140,015 — 29,140,015
Life Sciences Tools & Services ............ — 3,938,896 — 3,938,896
Machinery ............................ — 14,048,038 — 14,048,038
Media ............................... — 57,873,171 — 57,873,171
Metals & Mining ....................... — 28,247,313 — 28,247,313
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 8,932,679 — 8,932,679
Multi-Utilities .......................... — 15,377,124 — 15,377,124
Office REITs .......................... — 2,070,093 — 2,070,093
Oil, Gas & Consumable Fuels ............. — 162,074,848 — 162,074,848
Paper & Forest Products ................. — 9,668,743 — 9,668,743
Passenger Airlines ..................... — 14,895,507 — 14,895,507
Personal Care Products ................. — 25,247,072 — 25,247,072
Pharmaceuticals ....................... — 36,227,651 — 36,227,651
14. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At April 30, 2024, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Real Estate Management & Development .... $ — $ 3,999,599 $ — $ 3,999,599
Software ............................. — 7,417,724 — 7,417,724
Specialized REITs ...................... — 8,253,972 — 8,253,972
Specialty Retail ........................ — 4,917,990 — 4,917,990
Technology Hardware, Storage & Peripherals . — 9,309,741 — 9,309,741
Textiles, Apparel & Luxury Goods .......... — 17,188,809 — 17,188,809
Tobacco ............................. — 22,826,239 — 22,826,239
Trading Companies & Distributors .......... — 30,768,953 — 30,768,953
Transportation Infrastructure .............. — 678,059 — 678,059
Wireless Telecommunication Services ....... — 16,067,909 — 16,067,909
Senior Floating Rate Interests ............... — 67,480,766 —
a
67,480,766
Marketplace Loans ....................... — — 37,995,687 37,995,687
Foreign Government and Agency Securities .... — 56,964,323 — 56,964,323
U.S. Government and Agency Securities ....... — 462,730,270 — 462,730,270
Asset-Backed Securities ................... — 96,203,754 — 96,203,754
Commercial Mortgage-Backed Securities ...... — 14,423,879 — 14,423,879
Mortgage-Backed Securities ................ — 317,103,781 — 317,103,781
Residential Mortgage-Backed Securities ....... — 69,380,192 — 69,380,192
Escrows and Litigation Trusts ............... — 345,000 —
a
345,000
Short Term Investments ................... 17,475,027 — — 17,475,027
Total Investments in Securities ........... $17,512,360 $2,626,583,266 $41,533,943 $2,685,629,569
Other Financial Instruments:
Forward Exchange Contracts ............... $— $85,492 $— $85,492
Futures Contracts ....................... 2,873,192 — — 2,873,192
Swap Contracts ......................... — 3,373,190 — 3,373,190
Total Other Financial Instruments ......... $2,873,192 $3,458,682 $— $6,331,874
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $427,786 $— $427,786
Futures Contracts ........................ 5,414,328 — — 5,414,328
Total Other Financial Instruments ......... $5,414,328 $427,786 $— $5,842,114
a
Includes financial instruments determined to have no value.
14. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2024, are as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Oil, Gas & Consumable
Fuels .......... — 3,591,876 — — — — — (53,888) 3,537,988 (53,888)
Warrants :
Machinery ......... — 1,272 — — — — — (1,004) 268 (1,004)
Oil, Gas & Consumable
Fuels .......... —
c
— — — — — — — —
c
—
Software .......... —
c
— — — — — — — —
c
—
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Financial Services ... 1,421,613 — (1,294,615) — — (1,656) (228,563) 103,221 —
c
(1,285,353)
Senior Floating Rate
Interests :
Software .......... —
c
— — — — — — — —
c
—
Marketplace Loans :
Financial Services ... 54,177,465 16,074,036 (31,961,806) — — — (837,725) 543,717 37,995,687 (1,398,313)
Escrows and Litigation
Trusts ........... —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $55,599,078 $19,667,184 $(33,256,421) $— $— $(1,656) $(1,066,288) $592,046 $41,533,943 $(2,738,558)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services $37,995,687 Discounted cash flow Loss-adjusted discount rate
2.0% – 19.0%
(9.7%)
Decrease
Projected loss rate 3.9% – 83.4%
(16.8%)
Decrease
All Other Investments . . . . . . . 3,538,256
c,d
Total . . . . . . . . . . . . . .
.........
$41,533,943
a
Weighted based on the relative fair value of the financial instruments.
14. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
15. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)
– Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the
FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of
2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
14. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
Abbreviations
Counterparty
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
Cu r rency
BRL
Brazilian Real
COP
Colombian Peso
EUR
Euro
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
Selected Portfolio
BZDIOVRA
Brazil Inter-Bank Deposit Rate
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Interbank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
TBA
To-Be-Announced
T-Note
Treasury Note

Franklin Strategic Series

franklintempleton.com
Annual Report
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Strategic Series and Shareholders of Franklin Strategic Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Strategic Income Fund (one of the funds constituting Franklin Strategic Series, referred to hereafter as the "Fund") as of April
30, 2024, the related statement of operations for the year ended April 30, 2024, the statements of changes in net assets for each of the two years in the period ended April 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2024 and the financial highlights for each of the five years in the period ended April 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
June 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Strategic Series
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended April 30, 2024:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $1,388,750
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $1,388,750
Section 163(j) Interest Earned §163(j) $118,740,152
Interest Earned from Federal Obligations Note (1) $22,997,506

Franklin Strategic Series
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1991 117 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 117 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 117 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Strategic Series

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead
Independent Trustee
since 2019
117 Hess Corporation (exploration of oil
and gas) (1993-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023), Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 117 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 117 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Strategic Series

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of
the Board and
Trustee
Chairman of the
Board since 2023
and Trustee since
2013
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1991 117 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Sonal Desai, Ph.D. (1963) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton fund complex.
Independent Board Members
(continued)

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Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors, LLC; and officer of certain funds in the Franklin
Templeton fund complex.
Christopher Kings (1974) Chief Executive
Officer – Finance
and Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since June
2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

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Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

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Board Approval of Investment
Management Agreements
FRANKLIN STRATEGIC SERIES
Franklin Strategic Income Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting),
the Board of Trustees (Board) of Franklin Strategic Series
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust,
on behalf of the Fund (Management Agreement) for an
additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters, and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined, through the exercise of
its business judgment, that the terms of the Management
Agreement are fair and reasonable and that the continuance
of the Management Agreement is in the best interests of the
Fund and its shareholders. While attention was given to all
information furnished, the following discusses some primary
factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged the
ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development
of strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its continued reassessment of
the fund offerings in response to FT acquisitions and the
market environment, as well as project initiatives and capital investments relating to the services provided to the Fund
by the FT organization. The Board specifically noted FT’s
commitment to technological innovation and advancement,
including its initiative to create a new enterprise-wide artificial intelligence platform.

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Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2023. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional multi-sector income funds.
The Board noted that the Fund’s annualized income return
for the three-, five- and 10-year periods was above the
median of its Performance Universe, but for the one-year
period was below the median of its Performance Universe.
The Board also noted that the Fund’s annualized total
return for the one- and three-year periods was above the
median of its Performance Universe, but for the five- and
10-year periods was below the median of its Performance
Universe. The Board further noted management’s view
regarding the income-related attributes of the Fund (e.g.
a fund’s investment objective) as set forth in the Fund’s
registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given these attributes. The Board also noted
that the Fund’s annualized income return was positive for
all reporting periods. The Board concluded that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each other
fund in its Expense Group. The Board received a description
of the methodology used by Broadridge to select the mutual
funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 13
other multi-sector income funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were below the medians of its Expense Group with the
Management Rate in the first quintile (least expensive). The
Board concluded that the Management Rate charged to the
Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2023, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that an independent registered public accounting firm has
been engaged by the Manager to periodically review and
assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.

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The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a significant decrease in assets and
would not be expected to demonstrate additional economies
of scale in the near term, but concluded that to the extent
economies of scale may be realized by the Manager and its
affiliates, the Fund’s management fee structure provided a
sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)

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Shareholder Information

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Annual Report
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

Franklin Strategic Series
GOF-SA6 05/24

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Annual Report
FRANKLIN STRATEGIC SERIES
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
SUPPLEMENT DATED MAY 31, 2024
TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
OF EACH FUND LISTED IN SCHEDULE A
Effective May 31, 2024, the funds listed in Schedule A may invest in business development companies
(BDCs) and the following is added to the section titled “Glossary of Investments, Techniques, Strategies and Their Risks” as it pertains to the funds:
Business development companies (BDCs). BDCs are a less common type of closed-end fund regulated under the 1940 Act.
BDCs more closely resemble operating companies than closed-end investment companies and may use leverage. BDCs typically invest in small, developing, financially troubled, private companies or other companies that may have value that can be realized over time, often with managerial assistance. BDCs realize operating income when their investments are sold off, and therefore maintain complex organizational, operational, tax and compliance requirements. Additionally, a BDC’s expenses are not direct expenses paid by Fund shareholders and are not used to calculate a fund’s net asset value. SEC rules nevertheless require that any expenses incurred by a BDC be included in a fund’s expense ratio as “Acquired Fund Fees and Expenses.” The expense ratio of a fund that holds a BDC will thus overstate what the fund actually spends on portfolio management, administrative services, and other shareholder services by an amount equal to these Acquired Fund Fees and
Expenses. Shareholders would also be exposed to the risks associated not only with the investments of the fund but also with the portfolio investments of the underlying investment companies.
SCHEDULE A
Please retain this supplement for future reference.
Fund Date of SAI
FRANKLIN STRATEGIC SERIES
Franklin Strategic Income Fund ........................................................ September 1, 2023
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Strategic Income VIP Fund ..................................................... May 1, 2024

194 A 06/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Strategic Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $399,408 for the fiscal year ended April 30, 2024 and $359,100 for the fiscal year ended April 30, 2023.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended April 30, 2024 and $7,000 for the fiscal year ended April 30, 2023. The services for which these fees were paid included preparation of tax returns in relation to the liquidation of previously consolidated entities.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $140,000 for the fiscal year ended April 30, 2024, and $70,000 for the fiscal year ended April 30, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended April 30, 2024 and $6,958 for the fiscal year ended April 30, 2023.

The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $158,426 for the fiscal year ended April 30, 2024 and $75,711 for the fiscal year ended April 30, 2023. The services for which these fees were paid included professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for employee development tool ProEdge, fees in connection with a license for accounting and business knowledge platform Viewpoint, professional fees relating to security counts  and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $298,426 for the fiscal year ended April 30, 2024 and $159,669 for the fiscal year ended April 30, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
STRATEGIC SERIES

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  June 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  June 27, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  June 27, 2024